UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive,

Minneapolis, MN    55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200,

Columbus, OH    43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Special Joint Meeting of Shareholders Page 16

Other Information Page 19

Statement Regarding the Trust’s Liquidity Risk Management Program Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$999.00	$3.92	0.79%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.88	$3.96	0.79%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	42.0%

Yankee Debt Obligations	30.1

Foreign Bonds	22.9

Corporate Bonds	4.3

Unaffiliated Investment Company	1.7

Short-Term Security Held as Collateral for Securities on Loan	0.7

Total Investment Securities	101.7

Net other assets (liabilities)	(1.7)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds (4.3%):
Capital Markets (0.5%):
$2,250,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100	$2,221,342

Diversified Financial Services (0.2%):
700,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	764,233

Food Products (0.1%):
550,000	Nestle Holdings, Inc., 0.63%, 1/15/26, Callable 12/15/25 @ 100(a)	540,483

Internet & Direct Marketing Retail (1.2%):
5,100,000	Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100^	5,097,879

IT Services (0.1%):
400,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	437,760

Pharmaceuticals (1.0%):
2,200,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100	2,179,382
1,754,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	1,744,288
200,000	Roche Holdings, Inc., 2.63%, 5/15/26, Callable 2/15/26 @ 100(a)	213,670

		4,137,340

Technology Hardware, Storage & Peripherals (1.2%):
3,050,000	Apple, Inc., 0.70%, 2/8/26, Callable 1/8/26 @ 100	3,014,382
1,701,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	1,867,722

		4,882,104

Total Corporate Bonds (Cost $18,078,604)		18,081,141

Foreign Bonds (22.9%):
Banks (7.4%):
500,000	Australia & New Zealand Banking Group, Ltd., 0.81%(BBSW3M+77bps), 8/29/24, MTN+	381,039
4,500,000	Australia & New Zealand Banking Group, Ltd., 0.80%(BBSW3M+76bps), 1/16/25, MTN+	3,426,497
2,000,000	Bank of Montreal, 1.01%(BBSW3M+99bps), 9/7/23, MTN+	1,523,397
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,511,276
4,500,000	Kreditanstalt fuer Wiederaufbau, 1.63%, 4/3/24, MTN+	531,193
5,400,000	Kreditanstalt fuer Wiederaufbau, 0.75%, 2/19/26+	4,280,766
1,100,000	Landwirtschaftliche Rentenbank, 4.75%, 5/6/26, MTN+	969,718
3,000,000	National Australia Bank, Ltd., 0.96%(BBSW3M+93bps), 9/26/23, MTN+	2,287,008
2,000,000	National Australia Bank, Ltd., 0.81%(BBSW3M+77bps), 1/21/25, MTN+	1,523,502
4,000,000	Nordic Investment Bank, 1.88%, 4/10/24, MTN+	474,714
600,000	Toronto-Dominion Bank (The), 1.04%(BBSW3M+100bps), 7/10/24+	457,851
10,200,000	Toronto-Dominion Bank (The), 1.13%, 12/9/25+	8,081,982
1,000,000	Westpac Banking Corp., 0.99%(BBSW3M+95bps), 11/16/23, MTN+	763,483
3,500,000	Westpac Banking Corp., 1.18%(BBSW3M+114bps), 4/24/24, MTN+	2,692,005

Principal Amount		Value
Foreign Bonds, continued
Banks, continued
$2,000,000	Westpac Banking Corp., 0.92%(BBSW3M+88bps), 8/16/24, MTN+	$1,529,486
500,000	Westpac Banking Corp., 4.13%, 6/4/26, MTN+	424,769

		31,858,686

Capital Markets (0.7%):
3,000,000	Canada Housing Trust No 1, 0.38%(CDOR03-(6)bps), 9/15/23+(a)	2,430,571
600,000	PSP Capital, Inc., 0.90%, 6/15/26+	475,106

		2,905,677

Consumer Finance (0.2%):
605,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	727,076

Diversified Financial Services (1.5%):
8,800,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	1,030,801
10,000,000	Kommunalbanken AS, 1.50%, 4/19/22, MTN+	1,170,830
1,500,000	Kommuninvest I Sverige AB, 1.00%, 11/13/23, MTN+	179,237
1,500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	1,786,253
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,155,204
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,079,147

		6,401,472

Electric Utilities (0.6%):
3,000,000	Hydro-Quebec, 0.64%(CDOR03+20bps), 4/14/23+	2,438,392

Pharmaceuticals (1.5%):
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,408,228
3,200,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	3,843,528

		6,251,756

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	939,571

Sovereign Bond (10.8%):
1,000,000	Asian Development Bank, 0.50%, 5/5/26, MTN+	730,642
11,500,000	Australia Government Bond, 0.25%, 11/21/25+	8,465,415
2,600,000	Australia Government Bond, 4.25%, 4/21/26+	2,272,215
300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	242,541
277,000	Inter-American Development Bank, 4.40%, 1/26/26+	255,406
2,000,000	International Bank for Reconstruction & Development, 1.75%, 11/6/24, MTN+	236,657
1,400,000	International Bank for Reconstruction & Development, 0.63%, 1/14/26+	1,102,571
1,000,000	International Bank for Reconstruction & Development, 0.50%, 5/18/26, MTN+	732,749
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	711,470
8,200,000	New South Wales Treasury Corp., 4.00%, 5/20/26+	7,038,022
4,450,000	New Zealand Government Bond, 0.50%, 5/15/26+	3,014,781
600,000	Nordic Investment Bank, 3.40%, 2/6/26, MTN+	497,639
19,000,000	Norway Government Bond, 1.75%, 3/13/25+(a)	2,266,657
3,500,000	Province of Alberta Canada, 2.20%, 6/1/26+	2,944,332
2,000,000	Province of British Columbia Canada, 2.30%, 6/18/26+	1,694,433
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	632,450

See accompanying notes to the financial statements.

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$1,300,000	Province of Manitoba Canada, 2.55%, 6/2/26+	$1,111,021
1,000,000	Province of Ontario Canada, 1.75%, 9/8/25+	826,658
2,000,000	Province of Ontario Canada, 2.40%, 6/2/26+	1,696,999
750,000	Province of Quebec Canada, 0.98%(CDOR03+54.5bps), 10/19/23, MTN+	616,260
7,250,000	Province of Quebec Canada, 0.84%(CDOR03+40.5bps), 10/13/24+	5,972,680
500,000	Swedish Export Credit AB, Series E, 1.38%, 12/15/23, MTN+	708,766
3,600,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	2,660,786

		46,431,150

Total Foreign Bonds (Cost $96,088,548)		97,953,780

Yankee Debt Obligations (30.1%):
Banks (4.7%):
1,000,000	Bank of New Zealand, 1.00%, 3/3/26(a)	985,775
400,000	Dexia Credit Local SA, 1.13%, 4/9/26(a)	402,442
3,150,000	Dexia Credit Local SA, 1.13%, 4/9/26	3,169,234
4,740,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 1/22/26	4,697,695
1,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	986,020
1,000,000	Nordic Investment Bank, 0.50%, 1/21/26	985,065
2,000,000	Oesterreichische Kontrollbank AG, 0.50%, 2/2/26, MTN	1,966,376
3,860,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN	3,809,951
19,000	Toronto-Dominion Bank (The), 1.20%, 6/3/26	19,050
3,170,000	Westpac Banking Corp., 1.15%, 6/3/26	3,160,183

		20,181,791

Capital Markets (0.6%):
2,681,000	PSP Capital, Inc., 1.00%, 6/29/26(a)	2,682,954

Diversified Financial Services (9.7%):
5,200,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	5,128,396
1,000,000	BNG Bank NV, 2.38%, 3/16/26	1,066,130
5,300,000	BNG Bank NV, 0.88%, 5/18/26(a)	5,294,944
400,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26(a)	395,114
6,600,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26	6,519,388
2,177,000	European Bank for Reconstruction & Development, 0.50%, 1/28/26	2,144,600
7,413,000	European Investment Bank, 0.38%, 3/26/26	7,251,663
1,000,000	Kommunalbanken AS, 0.50%, 1/13/26, MTN	983,378
3,758,000	Kommunekredit, 0.50%, 1/28/26, MTN	3,696,745
8,600,000	Landwirtschaftliche Rentenbank, 0.88%, 3/30/26	8,603,973
300,000	Shell International Finance BV, 2.88%, 5/10/26	324,056

		41,408,387

Oil, Gas & Consumable Fuels (1.0%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	4,119,716

Shares or Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond (14.1%):
$6,050,000	African Development Bank, 0.88%, 3/23/26	$6,044,398
4,200,000	Asian Development Bank, 0.50%, 2/4/26, MTN	4,134,912
7,700,000	Asian Development Bank, 1.00%, 4/14/26	7,744,976
3,387,000	Asian Infrastructure Investment Bank (The), 0.50%, 1/27/26	3,330,227
10,000,000	Canada Government International Bond, 0.75%, 5/19/26	9,921,400
11,850,000	Inter-American Development Bank, 0.88%, 4/20/26, MTN	11,855,534
489,000	Inter-American Investment Corp., 0.63%, 2/10/26, MTN	481,538
2,100,000	Kuntarahoitus OYJ, 0.63%, 3/20/26, MTN	2,074,823
3,650,000	Province of Ontario Canada, 0.63%, 1/21/26	3,570,817
5,800,000	Province of Ontario Canada, 1.05%, 4/14/26	5,782,467
5,200,000	SFIL SA, 0.63%, 2/9/26, MTN	5,123,040
300,000	State of North Rhine-Westphalia Germany, 1.00%, 4/21/26, MTN	301,188

		60,365,320

Total Yankee Debt Obligations (Cost $128,656,357)		128,758,168

U.S. Treasury Obligations (42.0%):
U.S. Treasury Notes (42.0%)
16,000,000	0.38%, 12/31/25	15,700,000
28,000,000	0.38%, 1/31/26	27,448,750
16,500,000	0.50%, 2/28/26	16,257,657
44,000,000	0.75%, 3/31/26	43,821,250
12,000,000	2.25%, 3/31/26	12,795,000
16,500,000	0.75%, 4/30/26	16,422,656
5,000,000	2.38%, 4/30/26	5,363,281
19,000,000	1.63%, 5/15/26	19,703,594
18,000,000	0.75%, 5/31/26	17,904,375
4,000,000	2.13%, 5/31/26	4,244,375

Total U.S. Treasury Obligations (Cost $179,657,207)		179,660,938

Short-Term Security Held as Collateral for Securities on Loan (0.7%):
3,005,939	BlackRock Liquidity FedFund, Institutional Class, 0.04%(b)(c)	3,005,939

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,005,939)		3,005,939

Unaffiliated Investment Company (1.7%):
Money Markets (1.7%):
7,453,809	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	7,453,809

Total Unaffiliated Investment Company (Cost $7,453,809)		7,453,809

Total Investment Securities (Cost $432,940,464) — 101.7%		434,913,775
Net other assets (liabilities) — (1.7)%		(7,252,168)

Net Assets — 100.0%		$427,661,607

See accompanying notes to the financial statements.

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2021.

CDOR03—Canadian Dollar LIBOR Rate

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $2,945,774.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage

Australia	8.6%
Austria	0.5%
Canada	13.0%
Denmark	0.8%
Finland	0.7%
France	6.5%
Germany	4.5%
Luxembourg	0.6%
Netherlands	1.5%
New Zealand	0.9%
Norway	2.1%
Singapore	0.7%
Supernational	11.3%
Sweden	0.2%
United Kingdom	0.2%
United States	47.9%

100.0%

Forward Currency Contracts

At June 30, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

British Pound	1,365,224	U.S. Dollar	1,887,421	Barclays Bank	7/1/21	$829
U.S. Dollar	31,504,018	British Pound	22,646,660	State Street	7/1/21	181,270
U.S. Dollar	906,367	European Euro	761,694	ANZ Banking Group, Ltd.	7/2/21	3,298
Canadian Dollar	3,019,239	U.S. Dollar	2,433,562	Bank of America	7/2/21	2,486
U.S. Dollar	27,246,184	European Euro	22,842,967	State Street	7/9/21	158,300
U.S. Dollar	1,703,899	Canadian Dollar	2,111,555	Bank of America	7/12/21	208
U.S. Dollar	1,076,876	Canadian Dollar	1,309,631	Bank of America	7/12/21	20,211
U.S. Dollar	57,574,479	Canadian Dollar	69,741,348	Citigroup	7/12/21	1,304,228
U.S. Dollar	525,281	Canadian Dollar	647,199	State Street	7/12/21	3,094
U.S. Dollar	784,197	Canadian Dollar	949,525	State Street	7/12/21	18,081
U.S. Dollar	5,861,897	Canadian Dollar	7,106,945	Bank of America	7/15/21	127,715
U.S. Dollar	12,815,085	European Euro	10,477,788	State Street	7/16/21	388,383
U.S. Dollar	21,651,516	European Euro	17,874,918	Citigroup	7/23/21	448,677
U.S. Dollar	5,905,492	Norwegian Krone	49,489,965	State Street	7/23/21	154,196
U.S. Dollar	2,350,938	Swedish Krona	19,556,197	Citigroup	7/26/21	64,468
U.S. Dollar	1,927,878	New Zealand Dollar	2,698,926	Citigroup	8/5/21	42,081
U.S. Dollar	1,143,570	New Zealand Dollar	1,622,887	State Street.	8/5/21	9,624
U.S. Dollar	2,806,232	Australian Dollar	3,740,954	ANZ Banking Group, Ltd.	8/9/21	762
U.S. Dollar	1,738,158	Australian Dollar	2,292,141	Citigroup	8/9/21	19,203

See accompanying notes to the financial statements.

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	31,330,790	Australian Dollar	41,718,429	Goldman Sachs	8/9/21	$44,706

						$2,991,820

British Pound	307,979	U.S. Dollar	430,268	Bank of America	7/1/21	(4,300)
British Pound	961,098	U.S. Dollar	1,364,106	Bank of America	7/1/21	(34,804)
British Pound	1,041,042	U.S. Dollar	1,473,653	Bank of America	7/1/21	(33,781)
British Pound	4,155,031	U.S. Dollar	5,873,396	Barclays Bank	7/1/21	(126,544)
British Pound	1,215,789	U.S. Dollar	1,695,125	Barclays Bank	7/1/21	(13,559)
British Pound	335,540	U.S. Dollar	467,590	Barclays Bank	7/1/21	(3,502)
British Pound	1,023,254	U.S. Dollar	1,451,230	Barclays Bank	7/1/21	(35,961)
British Pound	1,103,143	U.S. Dollar	1,561,887	Barclays Bank	7/1/21	(36,123)
British Pound	802,455	U.S. Dollar	1,128,544	Barclays Bank	7/1/21	(18,663)
British Pound	169,435	U.S. Dollar	239,935	BNY Mellon	7/1/21	(5,588)
British Pound	2,016,808	U.S. Dollar	2,802,740	Citigroup	7/1/21	(13,280)
British Pound	2,512,242	U.S. Dollar	3,489,006	Goldman Sachs	7/1/21	(14,307)
British Pound	763,865	U.S. Dollar	1,082,858	State Street	7/1/21	(26,352)
Canadian Dollar	2,094,851	U.S. Dollar	1,690,432	Bank of America	7/2/21	(218)
European Euro	714,265	U.S. Dollar	852,895	ANZ Banking Group, Ltd.	7/9/21	(5,898)
European Euro	1,844,366	U.S. Dollar	2,198,447	ANZ Banking Group, Ltd.	7/9/21	(11,342)
European Euro	1,484,202	U.S. Dollar	1,808,698	ANZ Banking Group, Ltd.	7/9/21	(48,686)
European Euro	3,369,883	U.S. Dollar	4,039,297	ANZ Banking Group, Ltd.	7/9/21	(43,187)
European Euro	1,005,509	U.S. Dollar	1,225,145	ANZ Banking Group, Ltd.	7/9/21	(32,782)
European Euro	2,201,250	U.S. Dollar	2,686,857	ANZ Banking Group, Ltd.	7/9/21	(76,548)
European Euro	735,503	U.S. Dollar	899,105	ANZ Banking Group, Ltd.	7/9/21	(26,923)
European Euro	2,239,824	U.S. Dollar	2,711,728	ANZ Banking Group, Ltd.	7/9/21	(55,677)
European Euro	1,556,411	U.S. Dollar	1,878,701	Barclays Bank	7/9/21	(33,062)
European Euro	2,438,321	U.S. Dollar	2,909,926	BNY Mellon	7/9/21	(18,491)
European Euro	1,599,473	U.S. Dollar	1,932,370	Citigroup	7/9/21	(35,666)
U.S. Dollar	2,433,808	Canadian Dollar	3,019,553	Bank of America	7/12/21	(2,494)
Canadian Dollar	2,510,906	U.S. Dollar	2,040,162	BNY Mellon	7/12/21	(14,258)
Canadian Dollar	6,080,926	U.S. Dollar	4,920,296	BNY Mellon	7/12/21	(13,949)
Canadian Dollar	6,062,633	U.S. Dollar	5,007,970	Citigroup	7/12/21	(116,383)
Canadian Dollar	5,556,394	U.S. Dollar	4,515,208	Citigroup	7/12/21	(32,076)
Canadian Dollar	4,838,365	U.S. Dollar	3,920,291	Citigroup	7/12/21	(16,495)
Canadian Dollar	5,061,499	U.S. Dollar	4,199,853	State Street	7/12/21	(116,023)
Canadian Dollar	223,657	U.S. Dollar	183,503	State Street	7/12/21	(3,047)
Canadian Dollar	5,318,239	U.S. Dollar	4,370,925	State Street	7/12/21	(79,946)
Canadian Dollar	797,113	U.S. Dollar	655,083	Barclays Bank	7/15/21	(11,938)
Canadian Dollar	6,309,832	U.S. Dollar	5,226,017	State Street	7/15/21	(134,980)
European Euro	762,180	U.S. Dollar	907,202	ANZ Banking Group, Ltd.	7/16/21	(3,253)
European Euro	2,105,128	U.S. Dollar	2,513,986	ANZ Banking Group, Ltd.	7/16/21	(17,295)
European Euro	1,419,482	U.S. Dollar	1,686,706	Bank of America	7/16/21	(3,194)
European Euro	1,521,514	U.S. Dollar	1,845,354	Citigroup	7/16/21	(40,832)
European Euro	3,373,881	U.S. Dollar	4,125,632	ANZ Banking Group, Ltd.	7/23/21	(123,608)
European Euro	2,009,703	U.S. Dollar	2,449,697	Bank of America	7/23/21	(65,831)
European Euro	303,247	U.S. Dollar	369,197	Bank of America	7/23/21	(9,492)
European Euro	1,746,224	U.S. Dollar	2,118,440	Bank of America	7/23/21	(47,107)
European Euro	1,019,426	U.S. Dollar	1,227,645	Bank of America	7/23/21	(18,424)
European Euro	1,637,067	U.S. Dollar	2,000,803	Bank of America	7/23/21	(58,950)
European Euro	4,744,107	U.S. Dollar	5,765,265	Bank of America	7/23/21	(137,908)
European Euro	3,041,263	U.S. Dollar	3,701,889	Bank of America	7/23/21	(94,409)
Swedish Krona	13,993,163	U.S. Dollar	1,644,601	BNY Mellon	7/26/21	(8,549)
Swedish Krona	4,018,549	U.S. Dollar	482,362	State Street	7/26/21	(12,522)
U.S. Dollar	2,933,869	Australian Dollar	3,914,158	State Street	8/9/21	(1,492)
U.S. Dollar	6,682,979	British Pound	4,834,362	Citigroup	8/16/21	(4,079)

						$(1,943,778)

Total Net Forward Currency Contracts						$1,048,042

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$2,991,820	$(1,943,778)

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$432,940,464

Investment securities, at value(a)	$434,913,775
Interest and dividends receivable	953,003
Foreign currency, at value (cost $69,352)	69,050
Unrealized appreciation on forward currency contracts	2,991,820
Receivable for investments sold	11,946,586
Prepaid expenses	21,131

Total Assets	450,895,365

Liabilities:
Unrealized depreciation on forward currency contracts	1,943,778
Payable for investments purchased	17,979,832
Payable for capital shares redeemed	723
Payable for collateral received on loaned securities	3,005,939
Manager fees payable	175,743
Administration fees payable	5,162
Distribution fees payable	87,871
Custodian fees payable	7,686
Administrative and compliance services fees payable	1,077
Transfer agent fees payable	1,412
Trustee fees payable	5,339
Other accrued liabilities	19,196

Total Liabilities	23,233,758

Net Assets	$427,661,607

Net Assets Consist of:
Paid in capital	$421,837,693
Total distributable earnings	5,823,914

Net Assets	$427,661,607

Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,344,810
Net Asset Value (offering and redemption price per share)	$9.64

(a)	Includes securities on loan of $2,945,774.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$1,043,203
Dividends	337
Income from securities lending	3,355

Total Investment Income	1,046,895

Expenses:
Manager fees	1,248,748
Administration fees	21,699
Distribution fees	520,309
Custodian fees	23,691
Administrative and compliance services fees	2,998
Transfer agent fees	2,948
Trustee fees	10,797
Professional fees	9,504
Shareholder reports	5,097
Other expenses	4,065

Total expenses before reductions	1,849,856
Less expenses voluntarily waived/reimbursed by the Manager	(208,122)

Net expenses	1,641,734

Net Investment Income/(Loss)	(594,839)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	14,389,128
Net realized gains/(losses) on forward currency contracts	(10,359,557)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(16,612,339)
Change in net unrealized appreciation/depreciation on forward currency contracts	12,989,914

Net realized and Change in net unrealized gains/losses on investments	407,146

Change in Net Assets Resulting From Operations	$(187,693)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(594,839)	$(1,349,356)
Net realized gains/(losses) on investments	4,029,571	(12,673,211)
Change in unrealized appreciation/depreciation on investments	(3,622,425)	16,558,191

Change in net assets resulting from operations	(187,693)	2,535,624

Distributions to Shareholders:
Distributions	—	(9,025,103)

Change in net assets resulting from distributions to shareholders	—	(9,025,103)

Capital Transactions:
Proceeds from shares issued	20,941,279	65,979,498
Proceeds from dividends reinvested	—	9,025,103
Value of shares redeemed	(3,462,831)	(92,427,834)

Change in net assets resulting from capital transactions	17,478,448	(17,423,233)

Change in net assets	17,290,755	(23,912,712)
Net Assets:
Beginning of period	410,370,852	434,283,564

End of period	$427,661,607	$410,370,852

Share Transactions:
Shares issued	2,171,768	6,746,246
Dividends reinvested	—	935,244
Shares redeemed	(358,931)	(9,378,049)

Change in shares	1,812,837	(1,696,559)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$9.65		$9.82		$10.06	$10.00	$9.96	$9.91

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	(0.03	)(a)	0.01 (a)	0.06	0.11	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	—		0.09		0.34	0.06	0.05	0.02

Total from Investment Activities	(0.01)		0.06		0.35	0.12	0.16	0.13

Distributions to Shareholders From:
Net Investment Income	—		(0.23)		(0.59)	(0.06)	(0.12)	(0.08)

Total Dividends	—		(0.23)		(0.59)	(0.06)	(0.12)	(0.08)

Net Asset Value, End of Period	$9.64		$9.65		$9.82	$10.06	$10.00	$9.96

Total Return(b)	(0.10	)%(c)	0.57%		3.50%	1.17%	1.57%	1.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$427,662		$410,371		$434,284	$460,894	$506,088	$482,830
Net Investment Income/(Loss)(d)	(0.29)%		(0.34)%		0.12%	0.45%	1.11%	1.01%
Expenses Before Reductions(d)(e)	0.89%		0.93%		0.92%	0.91%	0.90%	0.90%
Expenses Net of Reductions(d)	0.79%		0.83%		0.82%	0.81%	0.80%	0.80%
Portfolio Turnover Rate	81	%(c)	62%		35%	69%	83%	52%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $333 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,005,939 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2021, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $60.1 million and the monthly average notional amount for short contracts was $302.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$2,991,820	Unrealized depreciation on forward currency contracts	$1,943,778

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	$(10,359,557)	$12,989,914

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2021. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021.

As of June 30, 2021, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$2,991,820	$1,943,778

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,991,820	1,943,778
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(60,835)

Total assets and liabilities subject to a MNA	$2,991,820	$1,882,943

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2021:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Australia and New Zealand Banking	$4,060	$(4,060)	$—	$—	$—
Bank of America, N.A.	150,620	(150,620)	—	—	—
Barclays Bank PLC	829	(829)	—	—	—
Citibank	1,878,657	(258,811)	—	—	1,619,846
Goldman Sachs	44,706	(14,307)	—	—	30,399
State Street Bank and Trust Company	912,948	(374,362)	—	—	538,586

Total	$2,991,820	$(802,989)	$—	$—	$2,188,831

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2021:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Australia and New Zealand Banking	$445,199	$(4,060)	$—	$—	$441,139
Bank of America, N.A.	510,912	(150,620)	—	—	360,292
Barclays Bank PLC	279,352	(829)	—	—	278,523
Citibank	258,811	(258,811)	—	—	—
Goldman Sachs	14,307	(14,307)	—	—	—
State Street Bank and Trust Company	374,362	(374,362)	—	—	—

Total	$1,882,943	$(802,989)	$—	$—	$1,079,954

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Corporate Bonds+	$—	$18,081,141	$—	$18,081,141
Foreign Bonds+	—	97,953,780	—	97,953,780
Yankee Debt Obligations+	—	128,758,168	—	128,758,168
U.S. Treasury Obligations	—	179,660,938	—	179,660,938
Short-Term Security Held as Collateral for Securities on Loan	3,005,939	—	—	3,005,939
Unaffiliated Investment Company	7,453,809	—	—	7,453,809

Total Investment Securities	10,459,748	424,454,027	—	434,913,775

Other Financial Instruments:*
Forward Currency Contracts	—	1,048,042	—	1,048,042

Total Investments	$10,459,748	$425,502,069	$—	$435,961,817

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally presented in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$395,636,882	$302,980,946

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$184,662,739	$5,001,522

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

14

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $402,661,512. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$18,512,952
Unrealized (depreciation)	(46,813)

Net unrealized appreciation/(depreciation)	$18,466,139

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA Five-Year Global Fixed Income Fund	$2,377,644	$5,973,059	$8,350,703

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Five-Year Global Fixed Income Fund	$9,025,103	$—	$9,025,103

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Five-Year Global Fixed Income Fund	$—	$—	$(8,350,703)	$18,423,068	$10,072,365

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to mark-to-market of currency contracts and straddles.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

15

AZL DFA Five-Year Global Fixed Income Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

16

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

17

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

19

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 32

Statement of Operations Page 32

Statements of Changes in Net Assets Page 33

Financial Highlights Page 34

Notes to the Financial Statements Page 35

Special Joint Meeting of Shareholders Page 40

Other Information Page 43

Statement Regarding the Trust’s Liquidity Risk Management Program Page 44

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA International Core Equity Fund	$1,000.00	$1,113.90	$5.66	1.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA International Core Equity Fund	$1,000.00	$1,019.44	$5.41	1.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	19.5%

Financials	15.0

Consumer Discretionary	14.3

Materials	11.0

Consumer Staples	8.5

Health Care	7.6

Information Technology	7.1

Communication Services	6.1

Energy	4.5

Utilities	3.1

Real Estate	2.4

Total Common Stocks and Preferred Stocks	99.1

Warrants	— †

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	1.3

Unaffiliated Investment Company	0.2

Total Investment Securities	100.6

Net other assets (liabilities)	(0.6)

Net Assets	100.0%

†	Represents less than 0.05%.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (0.8%):
4,047	Airbus SE*	$521,112
512	Avon Rubber plc	18,546
44,779	BAE Systems plc	323,689
2,489	CAE, Inc.*	76,674
3,081	Chemring Group plc	12,251
15	Dassault Aviation SA	17,656
504	Elbit Systems, Ltd.	65,336
89	Facc AG*	991
1,604	Kongsberg Gruppen ASA	41,334
9,452	Leonardo SpA*	76,556
1,132	LISI	36,984
19,535	Meggitt plc*	124,891
489	MTU Aero Engines AG	121,145
19,005	QinetiQ Group plc	90,421
99,289	Rolls-Royce Holdings plc*	136,195
2,553	Saab AB	67,795
700	Safran SA	97,109
20,156	Senior plc*	42,258
25,500	Singapore Technologies Engineering, Ltd.	73,607
1,841	Thales SA	187,915
2,146	Ultra Electronics Holdings plc	68,030

		2,200,495

Air Freight & Logistics (0.7%):
11,278	Bollore, Inc.	60,471
4,417	BPOST SA*	52,829
2,399	Cia de Distribucion Integral Logista Holdings SA	49,318
6,355	CTT-Correios de Portugal SA	36,357
9,012	Deutsche Post AG	613,111
5,994	Freightways, Ltd.	52,776
73	ID Logistics Group*	20,427
37,500	Kerry Network, Ltd.	113,745
2,300	Kintetsu World Express, Inc.	48,506
1,800	Konoike Transport Co., Ltd.	19,635
1,428	Mainfreight, Ltd.	76,773
1,800	Mitsui-Soko Holdings Co., Ltd.	40,927
1,146	Oesterreichische Post AG^	60,960
28,892	PostNL NV	156,787
26,724	Royal Mail plc*	213,698
900	SBS Holdings, Inc.	26,975
3,000	SG Holdings Co., Ltd.	78,654
27,700	Singapore Post, Ltd.	14,754
5,312	Wincanton plc	32,338
4,600	Yamato Holdings Co., Ltd.	130,824

		1,899,865

Airlines (0.2%):
26,921	Air New Zealand, Ltd.*	29,158
1,200	ANA Holdings, Inc.*	28,206
57,347	Cathay Pacific Airways, Ltd.*	48,453
2,199	Deutsche Lufthansa AG, Registered Shares*^	24,746
3,350	easyJet plc*	41,538
1,128	Exchange Income Corp.	36,277
4,400	Japan Airlines Co., Ltd.*	95,209
2,549	JET2 plc*	41,754
17,600	Singapore Airlines, Ltd.*	63,600

		408,941

Shares		Value
Common Stocks, continued
Auto Components (2.0%):
1,000	Aisan Industry Co., Ltd.	$7,928
2,900	Aisin Sieki Co., Ltd.	123,974
7,300	Akebono Brake Industry Co., Ltd.*	11,365
1,027	Akwel	29,952
2,362	Arb Corp., Ltd.	76,465
202	Autoneum Holding AG*	37,720
3,367	Brembo SpA	42,729
4,800	Bridgestone Corp.	218,347
1,647	Bulten AB	19,792
3,874	CIE Automotive SA	114,698
3,565	Compagnie Generale des Establissements Michelin SCA, Class B	568,914
1,922	Continental AG	282,602
2,800	Daido Metal Co., Ltd.	15,068
2,400	Daikyonishikawa Corp.	14,904
1,600	Denso Corp.	109,116
9,402	Dometic Group AB(a)	160,251
1,800	Eagle Industry Co., Ltd.	18,147
673	Edag Engineering Group AG*	7,169
1,724	ElringKlinger AG*	30,682
1,700	Exedy Corp.	24,921
4,682	Faurecia SA	229,918
483	Faurecia SE	23,627
2,300	FCC Co., Ltd.	33,494
1,000	F-Tech, Inc.	7,893
4,000	Futaba Industrial Co., Ltd.	18,826
1,400	G-Tekt Corp.	19,514
4,204	Gud Holdings, Ltd.	37,687
1,059	Hella GmbH & Co. KGaA*	72,536
1,600	Hi-Lex Corp.	24,057
700	H-One Co., Ltd.	4,765
300	Imasen Electric Industrial	1,910
1,800	Kasai Kogyo Co., Ltd.*	6,463
25,060	Kongsberg Automotive ASA*	8,033
1,000	KYB Corp.	33,828
2,493	Leoni AG*	44,549
2,733	Linamar Corp.	171,446
3,438	Magna International, Inc.	318,496
457	Magna Internationl, Inc.	42,319
4,266	Martinrea International, Inc.	44,987
2,000	Mitsuba Corp.*	14,742
3,200	Musashi Seimitsu Industry Co., Ltd.	71,240
4,800	NGK Spark Plug Co., Ltd.	71,097
6,600	NHK SPRING Co., Ltd.	53,940
600	Nichirin Co., Ltd.	8,769
3,600	Nifco, Inc.	135,899
2,200	Nippon Seiki Co., Ltd.	23,550
2,700	NOK Corp.	33,379
5,985	Nokian Renkaat OYJ	241,759
2,600	Pacific Industrial Co., Ltd.	28,005
13,329	Pirelli & C SpA(a)	77,595
1,743	Plastic Omnium SA	54,445
6,300	Press Kogyo Co., Ltd.	19,674
3,582	PWR Holdings, Ltd.	19,042
400	Riken Corp.	9,197
2,542	SAF-Holland SE*	35,365
1,900	Sanoh Industrial Co., Ltd.	20,053

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
2,535	Schaeffler AG	$23,382
1,200	Shoei Co., Ltd.	45,299
1,800	Stanley Electric Co., Ltd.	52,070
12,500	Sumitomo Electric Industries, Ltd.	184,354
2,900	Sumitomo Riko Co., Ltd.	18,840
7,700	Sumitomo Rubber Industries, Ltd.	106,232
300	T RAD Co., Ltd.*	7,211
1,400	Tachi-S Co., Ltd.	18,726
800	Taiho Kogyo Co., Ltd.	7,081
8,119	TI Fluid Systems plc(a)	34,484
2,500	Tokai Rika Co., Ltd.	40,069
2,500	Topre Corp.	36,034
5,700	Toyo Tire Corp.	120,438
1,700	Toyoda Gosei Co., Ltd.	41,844
3,500	Toyota Boshoku Corp.	72,347
700	Toyota Industries Corp.	60,537
1,500	TPR Co., Ltd.	19,938
2,800	TS Tech Co., Ltd.	43,209
2,000	Unipres Corp.	16,433
3,413	Valeo SA	102,781
38,000	Xinyi Glass Holdings, Ltd.	154,905
5,200	Yokohama Rubber Co., Ltd. (The)	111,321
600	Yorozu Corp.	6,366

		5,300,744

Automobiles (2.8%):
7,259	Bayerische Motoren Werke AG (BMW)	768,893
12,614	Daimler AG, Registered Shares	1,126,676
1,019	Ferrari NV	209,965
11,100	Honda Motor Co., Ltd.	355,909
8,600	Isuzu Motors, Ltd.	114,083
7,900	Mazda Motor Corp.*	74,213
8,800	Mitsubishi Motors Corp.*	24,708
20,000	Nissan Motor Co., Ltd.*	99,220
2,700	Nissan Shatai Co., Ltd.	17,423
8,981	Piaggio & C SpA	35,316
3,686	Renault SA*	149,004
22,213	Stellantis NV	438,202
41,274	Stellantis NV	809,597
8,300	Subaru Corp.	163,694
2,300	Suzuki Motor Corp.	97,296
28,624	Toyota Motor Corp.	2,499,144
28	Toyota Motor Corp., ADR	4,896
430	Volkswagen AG	141,135
5,100	Yamaha Motor Co., Ltd.	138,588

		7,267,962

Banks (7.6%):
3,000	77th Bank	32,779
3,666	ABN AMRO Group NV*(a)	44,248
15,084	AIB Group plc*	38,807
500	Aichi Bank, Ltd. (The)	12,502
1,500	Akita Bank, Ltd. (The)	18,848
2,146	Aktia Bank OYJ	27,441
1,200	Aomori Bank, Ltd. (The)	22,173
3,300	Aozora Bank, Ltd.	73,564
17,829	Australia & New Zealand Banking Group, Ltd.	375,487
1,000	Awa Bank, Ltd. (The)	18,043

Shares		Value
Common Stocks, continued
Banks, continued
19,504	Banca Monte dei Paschi di Siena SpA*^	$26,716
21,166	Banca Popolare di Sondrio SCPA	91,739
26,969	Banco Bilbao Vizcaya Argentaria SA, ADR	167,477
7,989	Banco Bilbao Vizcaya Argentaria SA	49,696
44,790	Banco Bpm SpA	143,940
106,975	Banco Comercial Portugues SA, Class R*	17,107
238,968	Banco de Sabadell SA*	162,656
75,653	Banco Santander SA	288,406
6,287	Banco Santander SA, ADR	24,582
8,101	Bank Hapoalim BM*	65,099
9,679	Bank Leumi Le-Israel Corp.*	73,614
36,738	Bank of East Asia, Ltd. (The)	68,107
974	Bank of Georgia Group plc*	18,112
29,096	Bank of Ireland Group plc*	155,620
900	Bank of Iwate, Ltd. (The)	13,748
1,200	Bank of Kyoto, Ltd. (The)	54,241
6,126	Bank of Montreal	628,283
717	Bank of Montreal	73,505
500	Bank of Nagoya, Ltd. (The)	11,138
9,618	Bank of Nova Scotia	625,843
820	Bank of Okinawa, Ltd. (The)	18,244
27,839	Bank of Queensland, Ltd.	189,998
2,000	Bank of The Ryukyus, Ltd.	12,898
16,597	Bankinter SA	83,338
71	Banque Cantonale de Geneve	13,240
916	Banque Cantonale Vaudois, Registered Shares	82,300
25,489	Barclays plc, ADR	245,969
21,540	Bendigo & Adelaide Bank, Ltd.	168,984
218	Berner Kantonalbank AG	48,670
5,840	BNP Paribas SA	365,680
38,542	BOC Hong Kong Holdings, Ltd.	130,645
34,804	BPER Banca	75,815
86,101	CaixaBank SA	264,537
5,594	Canadian Imperial Bank of Commerce	636,933
200	Canadian Imperial Bank of Commerce	22,771
4,227	Canadian Western Bank	118,686
8,600	Chiba Bank, Ltd. (The)	51,777
10,000	Chong Hing Bank, Ltd.	26,275
6,200	Chugoku Bank, Ltd. (The)	46,945
700	Chukyo Bank, Ltd. (The)	8,946
31,551	Commerzbank AG*	223,828
9,029	Commonwealth Bank of Australia	675,081
12,500	Concordia Financial Group, Ltd.	45,622
7,042	Credit Agricole SA	98,544
5,165	Credito Emiliano SpA	30,903
16,000	Dah Sing Banking Group, Ltd.	17,650
5,600	Dah Sing Financial Holdings, Ltd.	19,150
1,900	Daishi Hokuetsu Financial Group, Inc.	41,264
10,124	Danske Bank A/S	178,007
7,992	DBS Group Holdings, Ltd.	177,390
6,142	DNB ASA	133,839
1,600	Ehime Bank, Ltd. (The)	11,230
2,450	Erste Group Bank AG	89,799
6,500	Fidea Holdings Co., Ltd.	7,064
13,601	Finecobank Banca Fineco SpA*	237,642
3,600	First Bank of Toyama, Ltd. (The)	8,918
1,816	First International Bank of Israel*	58,238

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,000	Fukui Bank, Ltd. (The)	$12,142
5,800	Fukuoka Financial Group, Inc.	100,858
13,200	Gunma Bank, Ltd. (The)	41,481
9,200	Hachijuni Bank, Ltd. (The)	29,642
5,105	Hang Seng Bank, Ltd.	101,920
29,140	Heartland Group Holdings Npv	42,150
11,800	Hirogin Holdings, Inc.	61,978
1,000	Hokkoku Bank, Ltd. (The)	19,917
6,000	Hokuhoku Financial Group, Inc.	43,664
23,429	HSBC Holdings plc, ADR	675,927
9,400	Hyakugo Bank, Ltd. (The)	25,887
1,000	Hyakujushi Bank, Ltd. (The)	13,123
17,920	ING Groep NV	237,047
93,838	Intesa Sanpaolo SpA	258,967
15,332	Isreal Discount Bank*	73,097
9,500	Iyo Bank, Ltd. (The)	46,599
620	Jimoto Holdings, Inc.	3,577
1,200	Juroku Bank, Ltd. (The)	21,089
2,048	Jyske Bank A/S*	99,073
2,772	KBC Group NV	211,126
5,800	Keiyo Bank, Ltd. (The)	21,247
400	Kita-Nippon Bank, Ltd. (The)	5,961
2,500	Kiyo Bank, Ltd. (The)	32,253
16,490	Kyushu Financial Group, Inc.	58,002
1,296	Laurentian Bank of Canada	45,685
120,273	Liberbank SA	44,152
562	Liechtensteinische Landesbank AG	32,092
35,782	Lloyds Banking Group plc	23,144
96,996	Lloyds TSB Group plc, ADR	247,340
113	Luzerner Kantonalbank AG	52,351
24,670	Mebuki Financial Group, Inc.	51,954
9,651	Mediobanca SpA*	112,621
700	Michinoku Bank, Ltd. (The)	5,856
62,500	Mitsubishi UFJ Financial Group, Inc.	337,443
800	Miyazaki Bank, Ltd. (The)	14,313
1,787	Mizrahi Tefahot Bank, Ltd.*	55,089
12,880	Mizuho Financial Group, Inc.	181,512
1,300	Musashino Bank, Ltd. (The)	19,539
1,300	Nanto Bank, Ltd. (The)	21,463
25,880	National Australia Bank, Ltd.	507,859
6,941	National Bank of Canada	519,539
27,268	Natwest Group plc	76,609
4,800	Nishi-Nippon Holdings, Inc.	27,231
19,269	Nordea Bank AB	214,464
7,300	North Pacific Bank, Ltd.	15,454
7,556	Norwegian Finans Holding ASA	85,134
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	29,983
1,000	Oita Bank, Ltd. (The)	15,136
16,822	Oversea-Chinese Banking Corp., Ltd.	149,643
28,000	Public Financial Holdings, Ltd.	9,162
6,482	Raiffeisen International Bank-Holding AG	146,649
33,575	Resona Holdings, Inc.	128,729
1,156	Ringkjoebing Landbobank A/S	117,245
12,263	Royal Bank of Canada	1,242,364
9,741	Royal Bank of Canada	987,068
1,190	San Ju San Financial Group, Inc.	14,459
6,200	San-In Godo Bank, Ltd. (The)	30,245

Shares		Value
Common Stocks, continued
Banks, continued
11,600	Senshu Ikeda Holdings, Inc.	$16,597
24,500	Seven Bank, Ltd.	52,043
1,300	Shiga Bank, Ltd. (The)	22,647
1,000	Shikoku Bank, Ltd. (The)	6,255
400	Shimizu Bank, Ltd. (The)	5,299
4,500	Shinsei Bank, Ltd.	58,833
5,900	Shizuoka Bank, Ltd. (The)	45,452
7,610	Skandinaviska Enskilda Banken AB, Class A	98,272
11,180	Societe Generale	329,175
4,543	Spar Nord Bank A/S	51,164
6,654	Sparebank 1 Sr-Bank ASA	87,892
121	St. Galler Kantonalbank AG	53,753
36,263	Standard Chartered plc	231,018
7,000	Sumitomo Mitsui Financial Group, Inc.	240,936
3,300	Sumitomo Mitsui Trust Holdings, Inc.	104,463
1,500	Suruga Bank, Ltd.	4,471
10,144	Svenska Handelsbanken AB, Class A	114,435
3,421	Swedbank AB, Class A	63,630
3,208	Sydbank A/S	98,814
6,500	Toho Bank, Ltd. (The)	11,996
1,100	Tokyo Kiraboshi Financial Group, Inc.	14,811
7,500	Tomony Holdings, Inc.	19,777
2,200	Toronto-Dominion Bank (The)	154,199
7,456	Toronto-Dominion Bank (The)	522,293
2,100	Towa Bank, Ltd. (The)	9,546
6,200	Tsukuba Bank, Ltd.	9,639
49,532	Unicaja Banco SA(a)	50,758
31,288	Unicredit SpA	368,679
8,727	United Overseas Bank, Ltd.	167,861
405	Valiant Holding AG	40,156
764	Van Lanschot Kempen NV	19,426
34,734	Virgin Money UK plc*	95,605
239	Walliser Kantonalbank, Registered Shares	27,524
20,860	Westpac Banking Corp.	401,891
1,600	Yamagata Bank, Ltd. (The)	12,006
7,200	Yamaguchi Financial Group, Inc.	40,960
1,800	Yamanashi Chuo Bank, Ltd. (The)	13,106
6	Zuger Kantonalbank AG	44,760

		19,598,737

Beverages (1.2%):
1,900	Andrew Peller, Ltd.	14,548
7,966	Anheuser-Busch InBev NV	573,596
3,300	Asahi Breweries, Ltd.	154,156
10,973	Britvic plc	142,345
14,772	C&C Group plc*	49,639
1,053	Carlsberg A/S, Class B	196,612
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	34,375
4,383	Coca-Cola European Partners plc	257,484
3,906	Coca-Cola HBC AG	141,243
5,510	David Campari-Milano NV	73,898
3,282	Diageo plc, ADR	629,127
812	Fevertree Drinks plc	28,897
1,642	Heineken NV	199,034
300	ITO EN, Ltd.	17,794
3,800	Kirin Holdings Co., Ltd.^	74,082
109	Laurent-Perrier	12,484
653	Olvi OYJ	39,249

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
412	Pernod Ricard SA	$91,436
4,250	Primo Water Corp.	71,119
194	Remy Cointreau SA	40,065
1,549	Royal Unibrew A/S	197,501
1,600	Sapporo Breweries, Ltd.	33,292
3,457	Stock Spirits Group plc	12,506
1,600	Suntory Beverage & Food, Ltd.	60,058
2,800	Takara Holdings, Inc.	34,897
6,474	Treasury Wine Estates, Ltd.	56,685

		3,236,122

Biotechnology (0.5%):
143	Argenx SE*	43,075
788	Bavarian Nordic A/S*	32,523
291	Biogaia AB	16,192
486	Biotest AG	19,317
3,023	CSL, Ltd.	646,573
225	Galapagos NV*	15,536
573	Genmab A/S*	233,752
634	Genus plc	43,508
5,747	Knight Therapeutics, Inc.*	24,344
6,442	Mesoblast, Ltd.*	9,554
300	Peptidream, Inc.*	14,714
475	Pharma Mar SA	42,728
1,008	Swedish Orphan Biovitrum AB*	18,388
1,155	Zealand Pharma A/S*	34,097

		1,194,301

Building Products (1.3%):
3,600	AGC, Inc.	151,134
1,100	AICA Kogyo Co., Ltd.	38,656
2,028	Arbonia AG	38,774
1,049	ASSA Abloy AB, Class B	31,614
203	Belimo Holding AG, Class R	92,874
2,400	Bunka Shutter Co., Ltd.	23,934
1,800	Central Glass Co., Ltd.	34,415
9,584	Compagnie de Saint-Gobain SA	631,825
2,100	Daikin Industries, Ltd.	390,970
114	dorma kaba Holding AG	77,728
567	Geberit AG, Registered Shares	425,576
5,784	Genuit Group plc	49,014
12,753	Gwa Group, Ltd.	26,492
3,298	Inrom Construction Industries, Ltd.	15,207
2,938	Inwido AB	50,842
2,479	Kingspan Group plc	234,136
2,801	Lindab International AB	65,404
3,900	Lixil Corp.	100,831
600	Maeda Kosen Co., Ltd.	18,846
2,700	Nichias Corp.	67,915
1,100	Nichiha Corp.	27,945
1,552	Nordic Waterproofing Holding AB	33,531
1,500	Noritz Corp.	25,080
1,400	Okabe Co., Ltd.	8,115
144	Rockwool International A/S	61,225
232	ROCKWOOL International A/S, Class B	113,234
1,900	Sankyo Tateyama, Inc.	14,629
7,800	Sanwa Holdings Corp.	95,729
47	Schweiter Technologies AG	68,903

Shares		Value
Common Stocks, continued
Building Products, continued
900	Shin Nippon Air Technologies Co., Ltd.	$16,370
1,800	Sinko Industries, Ltd.	30,379
1,211	Systemair AB*	43,891
1,800	Takara Standard Co., Ltd.	24,593
7,093	Tyman plc	44,198
3,400	Uponor OYJ	98,596
638	Zehnder Group AG	60,862

		3,333,467

Capital Markets (2.9%):
10,264	3i Group plc	166,811
24,792	ABG Sundal Collier Holding ASA	28,345
3,200	AGF Management, Ltd.	20,500
1,600	Aizawa Securities Co., Ltd.	13,924
2,242	AJ Bell plc	13,454
143	Alantra Partners SA	2,525
1,655	Altamir	47,145
817	Amundi SA(a)	71,970
7,128	Anima Holding SpA(a)	35,519
5,351	Ashmore Group plc	28,535
670	ASX, Ltd.	39,048
3,843	Avanza Bank Holding AB	119,899
4,260	Azimut Holding SpA	103,475
2,819	Banca Generali SpA*	120,546
521	Bellevue Group AG	22,531
8,900	Brewin Dolphin Holdings plc	42,785
614	Brookfield Asset Management, Inc., Class A	31,302
2,865	Bure Equity AB	123,852
2,497	Canaccord Genuity Group, Inc.	27,359
7,682	CI Financial Corp.	141,008
118	Cie Financiere Tradition SA	14,673
5,230	Close Brothers Group plc	109,502
20,849	Credit Suisse Group AG	218,269
18,300	Daiwa Securities Group, Inc.	100,165
4,462	Dea Capital SpA	6,889
12,602	Deutsche Bank AG, Registered Shares*	164,139
10,467	Deutsche Bank AG, Registered Shares*	136,908
552	Deutsche Beteiligungs AG	22,316
1,924	Deutsche Boerse AG	335,796
5,622	EFG International AG	46,078
258,000	Emperor Capital Group, Ltd.*	4,353
3,195	Euronext NV(a)	347,532
2,000	Fiera Capital Corp.	17,557
1,900	Flow Traders(a)	81,718
10,649	GAM Holding AG*	23,143
2,674	Georgia Capital plc*	26,642
795	Gimv NV	50,898
2,400	GMO Financial Holdings, Inc.^	18,877
1,675	Guardian Capital Group, Ltd., Class A	44,058
142,000	Guotai Junan International Hol	22,679
135,243	Haitong International Securities	37,278
5,422	Hargreaves Lansdown plc	119,234
8,194	Hong Kong Exchanges & Clearing, Ltd.	488,425
11,954	IG Group Holdings plc	139,952
1,732	IGM Financial, Inc.	61,152
218	Ina Invest Holding AG*	4,393
2,456	Intermediate Capital Group plc	72,304

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
22,533	Investec plc	$89,939
28,134	IOOF Holdings, Ltd.	89,853
60,525	IP Group plc	97,362
1,700	IwaiCosmo Holdings, Inc.	25,212
1,400	JAFCO Group Co., Ltd.	87,071
4,800	Japan Exchange Group, Inc.	106,705
4,580	Julius Baer Group, Ltd.	298,792
17,082	Jupiter Fund Management plc	66,641
138,000	Kingston Financial Group, Ltd.	9,589
800	Kyokuto Securities Co., Ltd.	5,839
231	London Stock Exchange Group plc	25,475
2,082	Macquarie Group, Ltd.	244,145
2,131	Magellan Financial Group, Ltd.	86,086
50,276	Man Group plc/Jersey	125,161
2,300	Marusan Securities Co., Ltd.	12,503
1,180,000	Mason Group Holdings, Ltd.*	4,408
2,900	Mito Securities Co., Ltd.	7,673
3,035	MLP SE	25,099
3,100	Monex Group, Inc.	20,859
4,265	Navigator Global Investments, Ltd.	5,705
5,522	Netwealth Group, Ltd.	71,033
11,266	Ninety One plc	34,345
19,100	Nomura Holdings, Inc.	97,035
21,789	NZX, Ltd.	30,443
3,800	Okasan Securities Group, Inc.	14,225
253	Partners Group Holding AG	383,517
9,039	Pendal Group, Ltd.	54,612
1,616	Perpetual, Ltd.	48,663
11,593	Platinum Asset Management, Ltd.	42,668
2,595	Polar Capital Holdings plc	29,824
45,397	Quilter plc(a)	93,413
565	Rathbone Brothers plc	14,149
9,785	Ratos AB, Class B	59,373
1,549	Rothschild & Co.	60,160
2,800	SBI Holdings, Inc.	66,215
1,029	Schroders plc	36,892
1,783	Schroders plc	86,744
11,400	Singapore Exchange, Ltd.	94,922
5,446	St. James Place plc	111,435
700	Strike Co., Ltd.	27,959
667	Swissquote Group Holding SA	100,858
2,584	Tamburi Investment Partners SP	25,376
331	TMX Group, Ltd.	34,969
8,500	Tokai Tokyo Financial Holdings, Inc.	30,065
4,000	Toyo Securities Co., Ltd.	5,794
30,858	TP ICAP Group plc	83,396
15,471	UBS Group AG	236,948
19,229	Uob-Kay Hian Holdings, Ltd.	22,311
1,325	Vontobel Holding AG	103,289
245	Vp Bank AG, Registered Shares	29,400
550	VZ Holding AG	46,609

		7,526,222

Chemicals (3.7%):
900	Achilles Corp.	11,041
3,300	Adeka Corp.	61,637
3,982	Air Liquide SA	697,658
7,800	Air Water, Inc.	120,018

Shares		Value
Common Stocks, continued
Chemicals, continued
2,028	Akzo Nobel NV	$250,581
700	Arakawa Chemical Industries, Ltd.	7,509
3,366	Arkema SA	422,556
26,600	Asahi Kasei Corp.	291,330
1,100	ASAHI YUKIZAI Corp.	13,246
3,175	BASF SE	250,166
3,760	Borregaard ASA	82,160
52,400	China Sunsine Chemical Holdings, Ltd.	20,068
1,540	Christian Hansen Holding A/S	139,030
1,600	CI Takiron Corp.	8,409
10,241	Clariant AG	203,744
2,199	Corbion NV	125,692
4,483	Covestro AG(a)	289,541
444	Croda International plc	45,283
1,000	Dai Nippon Toryo Co., Ltd.	7,567
7,200	Daicel Corp.	59,222
900	Dainichiseika Color & Chemical	18,564
4,300	Dainippon Ink & Chemicals, Inc.	108,293
4,000	Denka Co., Ltd.	132,993
18,377	Elementis plc*	38,382
108	EMS-Chemie Holding AG	106,147
8,516	Ercros SA*	33,832
9,485	Essentra plc	40,556
1,699	Evonik Industries AG	56,967
1,013	Fuchs Petrolub AG	49,333
300	Fujimori Kogyo Co., Ltd.	10,962
1,400	Fuso Chemical Co., Ltd.	51,651
37	Givaudan SA, Registered Shares	172,135
20	Gurit Holding AG	43,696
4,570	Hexpol AB	56,530
700	Hodogaya Chemical Co., Ltd.	24,901
4,621	ICL Group, Ltd.	31,386
27,517	Incitec Pivot, Ltd.	49,183
1,500	Ishihara Sangyo Kaisha, Ltd.	15,104
1,000	JCU Corp.	32,216
2,680	Johnson Matthey plc	114,074
700	Jsp Corp.	10,053
2,000	JSR Corp.	60,473
5,063	K+S AG, Registered Shares*	68,865
2,000	Kaneka Corp.	80,360
5,000	Kanto Denka Kogyo Co., Ltd.	44,669
4,999	Kemira OYJ	78,740
1,400	Kh Neochem Co., Ltd.	32,568
1,500	Koatsu Gas Kogyo Co., Ltd.	8,799
1,573	Koninklijke DSM NV	293,628
1,000	Konishi Co., Ltd.	14,527
11,800	Kuraray Co., Ltd.	112,805
800	Kureha Corp.	46,231
3,486	Lanxess AG	239,021
379	Lenzing AG*	46,384
1,300	Lintec Corp.	28,143
929	Methanex Corp.	30,722
12,300	Mitsubishi Chemical Holdings Corp.	103,113
2,300	Mitsubishi Gas Chemical Co., Inc.	48,755
3,400	Mitsui Chemicals, Inc.	117,073
800	Nihon Kagaku Sangyo Co., Ltd.	9,292
2,300	Nihon Nohyaku Co., Ltd.	10,421

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
2,600	Nihon Parkerizing Co., Ltd.	$25,948
600	Nippon Chemical Industrial Co., Ltd.	16,336
5,500	Nippon Kayaku Co., Ltd.	51,776
1,400	Nippon Pillar Packing Co., Ltd.	27,967
3,000	Nippon Sanso Holdings Corp.	61,469
700	Nippon Shokubai Co., Ltd.	33,641
800	Nippon Soda Co., Ltd.	23,147
2,400	Nissan Chemical Corp.	117,478
1,000	Nitto Denko Corp.	74,592
700	NOF Corp.	36,474
1,831	Novozymes A/S, Class B	138,202
8,438	Nufarm, Ltd.*	29,052
4,481	Nutrien, Ltd.	271,593
1,600	OCI NV*	39,004
500	Okamoto Industries, Inc.	18,384
600	Okura Industrial Co., Ltd.	13,544
3,258	Orica, Ltd.	32,456
2,613	Recticel SA	43,992
2,800	Riken Technos Corp.	15,499
500	Sakai Chemical Industry Co., Ltd.	8,325
2,400	Sakata Inx Corp.	21,792
700	Sanyo Chemical Industries, Ltd.	34,092
900	Sekisui Plastics Co., Ltd.	4,891
1,100	Shikoku Chemicals Corp.	12,968
400	Shin-Etsu Chemical Co., Ltd.	66,867
1,800	Shin-Etsu Polymer Co., Ltd.	16,621
2,600	Showa Denko K.K.	77,144
1,186	Sika AG	387,908
1,754	SOL SpA	35,452
1,166	Solvay SA	148,434
400	Stella Chemifa Corp.	10,374
1,500	Sumitomo Bakelite Co., Ltd.	66,326
23,200	Sumitomo Chemical Co., Ltd.	122,689
300	Sumitomo Seika Chemicals Co. Ltd.	9,720
1,865	Symrise AG	259,961
13,110	Synthomer plc	89,160
700	T Hasegawa Co., Ltd.	15,497
1,200	T&K Toka Co., Ltd.	9,149
300	Taiyo Holdings Co., Ltd.	14,190
600	Takasago International Corp.	14,586
600	Tayca Corp.	6,928
9,600	Teijin, Ltd.	145,858
500	Tenma Corp.	11,548
1,223	Tessenderlo Group SA*	51,614
4,900	Toagosei Co., Ltd.	49,781
6,900	Tokai Carbon Co., Ltd.	95,110
4,100	Tokuyama Corp.	83,454
29,500	Toray Industries, Inc.	195,629
5,100	Tosoh Corp.	87,926
1,200	Toyo Ink SC Holdings Co., Ltd.	21,254
5,000	Toyobo Co., Ltd.	59,832
4,800	Ube Industries, Ltd.	96,976
3,116	Umicore SA	190,462
1,051	Victrex plc	37,058
329	Wacker Chemie AG	50,714
997	Yara International ASA	52,538
2,900	Zeon Corp.	40,108

		9,551,495

Shares		Value
Common Stocks, continued
Commercial Services & Supplies (1.4%):
800	AEON Delight Co., Ltd.	$25,062
17,026	Aggreko plc	202,864
23,247	Babcock International Group plc*	93,275
748	Befesa SA(a)	57,467
1,800	Bell System24 Holdings, Inc.	28,315
13,069	Biffa plc*(a)	58,758
896	Bilfinger SE	26,816
13,431	Bingo Industries, Ltd.	34,544
1,670	Black Diamond Group, Ltd.*	5,390
14,490	Brambles, Ltd.	124,273
4,517	Bravida Holding AB(a)	65,366
800	Calian Group, Ltd.	38,799
2,850	Caverion Corp.	23,310
300	Central Security Patrols Co., Ltd.	8,361
338	Cewe Stiftung & Co. KGAA	52,345
46,000	Cleanaway Waste Management, Ltd.	91,030
10,948	Collection House, Ltd.*	1,232
1,829	Coor Service Management Holding AB(a)	14,494
2,400	CTS Co., Ltd.	18,316
3,200	Dai Nippon Printing Co., Ltd.	67,638
6,041	De La Rue plc*	15,554
3,731	Derichebourg SA*	37,739
2,180	Dexterra Group, Inc.	12,049
30,713	Downer EDI, Ltd.	129,015
1,100	Duskin Co., Ltd.	25,070
2,101	Edenred	119,735
1,700	EF-ON, Inc.	15,270
8,596	Elis SA*	162,105
435	GL Events*	7,377
13,971	HomeServe plc	184,671
900	Inaba Seisakusho Co., Ltd.	12,295
2,297	Intrum AB	75,241
5,989	ISS A/S*	140,988
1,800	Itoki Corp.	5,847
29,717	IWG plc*	123,668
800	Japan Elevator Service Holdings Co., Ltd.	18,586
3,300	Kokuyo Co., Ltd.	51,533
400	Kyodo Printing Co., Ltd.	9,541
2,302	Lassila & Tikanoja OYJ	38,659
3,325	Loomis AB	104,056
700	Matsuda Sangyo Co., Ltd.	13,525
5,449	Mears Group plc*	14,014
72,758	Mitie Group plc*	68,495
1,400	NAC Co., Ltd.	11,480
15,900	Nippon Parking Development Co., Ltd.	24,185
1,600	Okamura Corp.	21,596
1,100	Oyo Corp.	12,350
2,700	Park24 Co., Ltd.*	48,986
2,696	PayPoint plc	21,117
1,400	Pilot Corp.	47,312
2,400	Prestige International, Inc.	15,182
13,654	Prosegur Cia de Seguridad SA	44,675
2,400	Relia, Inc.	29,312
11,583	Renewi plc*	8,820
23,855	Rentokil Initial plc	163,401
2,500	Ritchie Bros Auctioneers, Inc.	148,237
3,299	RPS Group plc*	4,905

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
900	Sato Holdings Corp.	$22,064
400	SECOM Co., Ltd.	30,399
6,430	Securitas AB, Class B	101,592
3,267	Smartgroup Corp., Ltd.	18,092
787	Societe BIC SA	54,707
400	Sohgo Security Services Co., Ltd.	18,215
4,477	Spie SA	103,070
1,300	Takeei Corp.	18,379
1,769	Tomra Systems ASA	97,787
2,600	Toppan Forms Co., Ltd.	25,321
3,280	TOPPAN, INC.	52,694
4,470	Transcontinental, Inc.	83,961
580	Waste Connections, Inc.	69,269

		3,719,796

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	38,664
700	Aiphone Co., Ltd.	12,908
700	DKK Co., Ltd.	13,961
500	Icom, Inc.	10,782
36,947	Nokia OYJ*	197,831
10,200	Quarterhill, Inc.	20,986
418	RTX A/S	11,674
600	Sierra Wireless, Inc.*	11,376
10,363	Spirent Communications plc	35,352
15,427	Telefonaktiebolaget LM Ericsson, Class B	194,053
8,100	VTech Holdings, Ltd.	85,287

		632,874

Construction & Engineering (2.0%):
4,630	ACS Actividades de Construccion y Servicios SA	123,989
3,143	Adapteo OYJ	60,247
3,353	Aecon Group, Inc.	48,696
1,894	AF Gruppen ASA	41,787
4,317	Arcadis NV	176,784
300	Asanuma Corp.	12,178
1,130	Ashtrom Group, Ltd.	25,711
1,410	Badger Infrastructure Solutions, Ltd.	42,798
20,372	Balfour Beatty plc	86,503
519	Bauer AG*	7,803
1,831	Boskalis Westminster	58,770
16,800	Boustead Singapore, Ltd.	14,623
7,647	Bouygues SA	283,042
209	Burkhalter Holding AG	15,145
14,759	Cardno, Ltd.	10,779
1,700	Chudenko Corp.	34,901
494	CIE d’Entreprises CFE SA	51,553
1,103	Cimic Group, Ltd.	16,355
1,721	ComSys Holdings Corp.	47,628
6,098	Costain Group plc*	4,893
500	Dai-Dan Co., Ltd.	11,485
900	Daiho Corp.	32,621
4,223	Eiffage SA	429,807
2,783	Elecnor SA	35,799
44	Electra, Ltd./Israel	24,991
7,737	Eltel AB*(a)	20,122
37,002	Empresas ICA SAB de C.V.*	156
2,103	Ferrovial SA	61,727
1,664	FLSmidth & Co. A/S	69,227

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,925	Fomento de Construcciones y Contratas SA*	$22,380
440	Fudo Tetra Corp.	6,998
200	Fukuda Corp.	8,678
4,363	Galliford Try Holdings plc	8,494
6,000	Hazama Ando Corp.	44,034
1,803	Heijmans NV	27,537
600	Hibiya Engineering, Ltd.	9,807
373	Hochtief AG	28,675
1,093	Implenia AG*	28,459
14,759	Intega Group, Ltd.	6,085
7,400	JGC Holdings Corp.	68,967
14,038	John Laing Group plc(a)	77,592
8,879	Johns Lyng Group, Ltd.	33,936
8,000	Kajima Corp.	101,300
3,000	Kandenko Co., Ltd.	23,396
3,807	Keller Group plc	42,250
4,100	Kinden Corp.	66,745
15,900	Koninklijke BAM Groep NV*	44,182
1,600	Kumagai Gumi Co., Ltd.	40,242
2,500	Kyowa Exeo Corp.	61,536
2,200	Kyudenko Corp.	70,427
7,400	Lian Beng Group, Ltd.*	2,727
5,300	Maeda Corp.	45,936
1,200	Maeda Road Construction Co., Ltd.	23,567
9,546	Maire Tecnimont SpA	35,051
1,700	Meisei Industrial Co., Ltd.	11,200
3,300	Mirait Holdings Corp.	58,535
1,922	Morgan Sindall Group plc	57,343
1,375	NCC AB, Class B	23,486
1,000	Nichireki Co., Ltd.	11,762
1,900	Nippo Corp.	54,121
1,600	Nippon Densetsu Kogyo Co., Ltd.	25,991
700	Nippon Koei Co., Ltd.	19,435
200	Nippon Road Co., Ltd. (The)	13,872
1,900	Nishimatsu Construction Co., Ltd.	59,166
20,879	NRW Holdings, Ltd.	22,944
11,900	Obayashi Corp.	94,504
6,516	Obrascon Huarte Lain SA*	5,076
1,100	Okumura Corp.	28,991
8,600	Oriental Shiraishi Corp.	21,529
10,581	Peab AB	130,755
14,700	Penta-Ocean Construction Co., Ltd.	102,170
726	Per Aarsleff Holding A/S	32,699
22,989	Sacyr SA	58,417
1,900	Sanki Engineering Co., Ltd.	24,027
1,700	Seikitokyu Kogyo Co., Ltd.	12,991
26,757	Service Stream, Ltd.	17,511
3,211	Shapir Engineering And Indus	24,508
6,233	Shikun & Binui, Ltd.*	40,365
10,100	Shimizu Corp.	77,350
1,500	Shinnihon Corp.	11,389
4,094	Skanska AB, Class B	108,695
3,701	SNC-Lavalin Group, Inc.	96,302
881	Strabag Se	37,797
6,980	Sumitomo Mitsui Construction	29,650
4,463	Sweco AB	81,225
700	Taihei Dengyo Kaisha, Ltd.	16,471

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
800	Taikisha, Ltd.	$23,868
5,400	Taisei Corp.	176,765
1,400	Takamatsu Construction Group C	25,479
400	Tekken Corp.	6,632
900	TOA Corp.	19,941
400	TOA Road Corp.	16,583
1,630	Tobishima Corp.	15,420
6,900	Toda Corp.	47,498
400	Toenec Corp.	12,978
1,000	Tokyo Energy & Systems, Inc.	8,622
5,100	Tokyu Construction Co., Ltd.	36,123
1,100	Totetsu Kogyo Co., Ltd.	22,256
4,300	Toyo Construction Co., Ltd.	21,961
2,100	Toyo Engineering Corp.*	13,395
3,109	Veidekke ASA	41,621
4,238	Vinci SA	452,479
555	WSP Global, Inc.	64,796
1,700	Yahagi Construction Co., Ltd.	10,864
3,849	YIT OYJ	23,571
1,200	Yokogawa Bridge Holdings Corp.	22,730
1,200	Yurtec Corp.	7,787

		5,260,767

Construction Materials (1.0%):
13,883	Adbri, Ltd.	36,269
1,800	Asia Pile Holdings Corp.	7,609
35,662	Boral, Ltd.*	195,999
2,976	Brickworks, Ltd.	55,954
2,431	Buzzi Unicem SpA	64,655
14,993	CRH plc, ADR	762,244
22,791	CSR, Ltd.	98,663
16,602	Fletcher Building, Ltd.	87,241
1,160	H+H International A/S, Class B*	35,527
2,326	HeidelbergCement AG	199,540
6,293	Holcim, Ltd.	377,660
13,005	Ibstock plc(a)	38,390
1,243	Imerys SA	58,105
5,016	James Hardie Industries SE	170,328
400	Krosaki Harima Corp.	15,506
5,422	Marshalls plc	51,488
2,500	Nippon Concrete Industries Co., Ltd.	7,315
500	Shinagawa Refractories Co., Ltd.	16,875
123	STO SE & Co KGaA	26,834
1,500	Sumitomo Osaka Cement Co., Ltd.	40,769
7,200	Taiheiyo Cement Corp.	157,908
1,300	TYK Corp.	3,739
998	Vicat	48,235
527	Wienerberger AG	20,331

		2,577,184

Consumer Finance (0.3%):
3,700	AEON Financial Service Co., Ltd.	43,450
7,800	Aiful Corp.	26,887
9,830	Arrow Global Group plc*	41,551
8,198	Axactor SE*	9,855
974	Cembra Money Bank AG	109,239
1,607	Credit Corp. Group, Ltd.	35,833
6,600	Credit Saison Co., Ltd.	80,085
18,226	Eclipx Group, Ltd.*	31,014

Shares		Value
Common Stocks, continued
Consumer Finance, continued
1,185	Gruppo MutuiOnline SpA	$56,475
2,616	H&T Group plc	9,698
5,740	Hoist Finance AB*(a)	23,333
17,800	Hong Leong Finance, Ltd.	32,317
14,415	International Personal Finance*	26,645
577	Isracard, Ltd.*	2,368
4,300	J Trust Co., Ltd.	14,271
1,800	Jaccs Co., Ltd.	42,115
8,490	Money3 Corp., Ltd.	21,353
15,200	Orient Corp.	19,972
213,600	Oshidori International Holdings, Ltd.*	14,306
4,742	Provident Financial plc*	15,198
4,452	Resurs Holding AB(a)	21,984
38,000	Sun Hung Kai & Co., Ltd.	20,409

		698,358

Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	71,851
4,231	Cascades, Inc.	52,094
1,780	CCL Industries, Inc.	98,048
41,250	DS Smith plc	238,774
1,600	FP Corp.	59,406
1,900	Fuji Seal International, Inc.	39,692
1,000	Hokkan Holdings, Ltd.	12,556
3,405	Huhtamaki OYJ	161,300
3,327	Intertape Polymer Group, Inc.	77,149
276	Mayr Melnhof Karton AG	58,772
36,741	Orora, Ltd.	91,709
6,607	Pact Group Holdings, Ltd.	18,330
8,600	Rengo Co., Ltd.	71,600
8,406	SIG Combibloc Group AG	228,508
8,090	Smurfit Kappa Group plc	438,851
500	Taisei Lamick Co., Ltd.	12,122
600	Tomoku Co., Ltd.	10,253
4,000	Toyo Seikan Group Holdings, Ltd.	54,597
750	Vetropack Holding AG	45,246
836	Vidrala SA	99,860
300	Winpak, Ltd.	9,360

		1,950,078

Distributors (0.3%):
600	Arata Corp.	23,275
11,493	Bapcor, Ltd.	73,273
1,300	Canon Marketing Japan, Inc.^	30,218
500	Chori Co., Ltd.	7,728
1,234	D’ieteren Group	149,220
1,000	Doshisha Co., Ltd.	15,562
4,313	Headlam Group plc	26,139
20,473	Inchcape plc	217,750
3,000	Jardine Cycle & Carriage, Ltd.	47,667
7,157	John Menzies plc*	30,893
400	Paltac Corp.	20,737
3,025	Uni-Select, Inc.*	40,052

		682,514

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	37,652
2,000	Benesse Holdings, Inc.	49,734
4,259	Dignity plc*	50,594

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
44,648	G8 Education, Ltd.*	$33,713
1,700	IBJ, Inc.	17,270
2,783	IDP Education, Ltd.	51,227
900	QB Net Holdings Co., Ltd.*	14,742
2,600	Riso Kyoiku Co., Ltd.	7,792
700	Studio Alice Co., Ltd.	15,556
900	Take And Give Needs Co., Ltd.*	8,000

		286,280

Diversified Financial Services (0.9%):
863	Ackermans & Van Haaren NV	145,618
84,183	AMP, Ltd.	71,233
3,396	Banca Farmafactoring SpA(a)	34,004
4,759	Burford Capital, Ltd.	48,991
6,216	Cerved Group SpA*	72,249
21,477	Challenger, Ltd.	87,092
7,600	Ecn Capital Corp.	57,028
16,244	Element Fleet Management Corp.	189,518
108,669	First Pacific Co., Ltd.	37,090
1,200	Fuyo General Lease Co., Ltd.	75,583
20,600	G-Resources Group, Ltd.*	8,336
88	Hypoport SE*	45,493
800	Japan Investment Adviser Co., Ltd.	10,755
4,600	Japan Securities Finance Co., Ltd.	33,493
63,712	M&G plc	202,087
39,320	Mitsubishi HC Capital, Inc.	209,896
1,800	Mizuho Leasing Co., Ltd.	60,673
900	NEC Capital Solutions, Ltd.	17,434
16,085	Ofx Group, Ltd.	16,100
7,289	Omni Bridgeway, Ltd.	20,580
2,247	Onex Corp.	163,186
14,700	ORIX Corp.	247,383
5,100	Plus500, Ltd.	94,175
1,100	Ricoh Leasing Co., Ltd.	34,041
42,370	Standard Life Aberdeen plc	158,853
1,900	Tokyo Century Corp.	102,070
2,200	Zenkoku Hosho Co., Ltd.	94,544

		2,337,505

Diversified Telecommunication Services (2.3%):
644	BCE, Inc.	31,764
974	BCE, Inc.	48,038
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	39,643
264,947	BT Group plc*	711,466
1,519	Cellnex Telecom SAU(a)	96,754
25,863	Chorus, Ltd.	115,664
90,000	CITIC Telecom International Holdings, Ltd.	29,756
45,198	Deutsche Telekom AG, Registered Shares	955,412
4,161	Elisa OYJ	248,246
4,460	Euskaltel SA(a)	58,061
2,209	Gamma Communications plc	60,818
27,500	HKBN, Ltd.	33,294
82,295	HKT Trust & HKT, Ltd.	112,142
426	Iliad SA	62,434
3,200	Internet Initiative Japan, Inc.	99,729
121,735	Koninklijke KPN NV	380,265
41,300	NetLink NBN Trust	29,184
7,000	Nippon Telegraph & Telephone Corp.	182,364
46,684	Orange SA	532,305

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
215,202	PCCW, Ltd.	$112,811
5,067	Proximus SADP^	97,892
48,100	Singapore Telecommunications, Ltd.	81,932
23,139	Spark New Zealand, Ltd.	77,594
13,084	Speedcast International, Ltd.*(b)	—
10,839	Superloop, Ltd.*	7,560
2,783	Superloop, Ltd.*	1,941
977	Swisscom AG, Registered Shares	558,012
334,376	Telecom Italia SpA	166,130
210,041	Telecom Italia SpA	111,300
45,006	Telefonica Deutschland Holding AG	118,749
54,489	Telefonica SA	254,572
4,768	Telekom Austria AG	40,704
5,872	Telenor ASA	99,128
29,229	Telia Co AB	129,788
41,906	Telstra Corp., Ltd.	118,163
4,669	TPG Telecom, Ltd.	21,878
7,091	Tuas, Ltd.*	3,430
6,450	United Internet AG, Registered Shares	263,742

		6,092,665

Electric Utilities (1.6%):
1,186	Acciona SA	178,989
17,641	AusNet Services	23,103
334	BKW AG	34,776
3,200	Chubu Electric Power Co., Inc.	39,004
2,800	Chugoku Electric Power Co., Inc. (The)	25,471
7,000	CK Infrastructure Holdings, Ltd.	41,744
9,564	CLP Holdings, Ltd.	94,534
25,791	EDP—Energias de Portugal SA	136,790
13,152	Electricite de France	179,551
633	Elia Group SA/NV	66,783
2,200	Emera, Inc.	99,829
4,746	Endesa SA^	115,120
57,903	Enel SpA	537,928
1,538	EVN AG	36,257
1,708	Fortis, Inc.	75,545
7,617	Fortum OYJ	210,052
14,936	Genesis Energy, Ltd.	35,486
30,000	HK Electric Investments, Ltd.	30,409
7,700	Hokkaido Electric Power Co., Inc.	34,728
3,500	Hokuriku Electric Power Co.	19,091
1,200	Hydro One, Ltd.(a)	29,008
75,498	Iberdrola SA	919,864
15,779	Infratil, Ltd.	84,900
3,500	Kansai Electric Power Co., Inc. (The)	33,272
7,200	Kyushu Electric Power Co., Inc.	55,411
730	Orsted A/S(a)	102,714
11,500	Power Assets Holdings, Ltd.	70,579
8,090	Red Electrica Corp SA	150,129
11	Romande Energie Holding SA, Registered Shares*	15,937
19,193	Scottish & Southern Energy plc	398,671
3,300	Shikoku Electric Power Co., Inc.	22,382
1,640	Siemens Energy AG*	49,440
25,335	Spark Infrastructure Group	42,670
13,794	Terna SpA	102,764
3,900	Tohoku Electric Power Co., Inc.	30,541
20,300	Tokyo Electric Power Co. Holdings, Inc.*	60,292

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
284	Verbund AG, Class A	$26,139

		4,209,903

Electrical Equipment (1.2%):
7,265	ABB, Ltd.	246,673
600	Chiyoda Integre Co., Ltd.	9,614
1,300	Denyo Co., Ltd.	22,792
2,000	Fuji Electric Co., Ltd.	93,401
16,000	Fujikura, Ltd.*	74,291
3,100	Furukawa Electric Co., Ltd. (The)	77,195
1,200	Futaba Corp.	8,392
38	Gavazzi Carlo Holding AG*	10,438
3,000	GS Yuasa Corp.	76,533
400	Hirakawa Hewtech Corp.	4,360
553	Huber & Suhner AG	46,706
1,600	Idec Corp./Japan	30,250
19,000	Johnson Electric Holdings, Ltd.	49,034
258	Kendrion NV	7,041
4,095	Legrand SA	433,624
800	Mabuchi Motor Co., Ltd.	30,238
57,704	Melrose Industries plc	124,144
346	Mersen*	13,482
9,100	Mitsubishi Electric Corp.	131,862
1,227	Nexans SA	111,860
400	Nidec Corp.	46,334
500	Nippon Carbon Co., Ltd.	18,853
1,500	Nitto Kogyo Corp.	24,611
1,094	NKT A/S*	50,242
3,724	Nordex Se*	90,388
17	Phoenix Mecano AG	8,400
2,550	PNE AG	22,483
2,643	Prysmian SpA	94,785
400	Sanyo Denki Co., Ltd.	27,642
745	Schneider Electric SA	117,260
200	SEC Carbon, Ltd.	12,024
2,150	SGL Carbon SE*	20,626
701	Siemens Gamesa Renewable Energy	23,401
5,642	Signify NV(a)	356,888
1,000	Sinfonia Technology Co., Ltd.	11,240
417	Somfy SA	70,841
2,200	SwCC Showa Holdings Co., Ltd.	34,798
900	Takaoka Toko Co., Ltd.	10,992
1,933	TKH Group NV	97,580
600	Toyo Tanso Co., Ltd.	15,137
4,400	Ushio, Inc.	80,299
6,780	Vestas Wind Systems A/S	265,728
527	XP Power, Ltd.	40,674

		3,143,156

Electronic Equipment, Instruments & Components (1.5%):
600	Ai Holdings Corp.	11,824
7,060	Alps Alpine Co., Ltd.	74,156
365	ALSO Holding AG, Registered Shares	105,178
2,300	Amano Corp.	57,979
1,400	Anritsu Corp.	26,113
1,200	Arisawa Manufacturing Co., Ltd.	9,676
1,280	Austria Technologie & Systemte	55,425
225	Basler AG	27,857
900	Canon Electronics, Inc.	13,900

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
5,004	Celestica, Inc.*	$39,244
157	Cicor Technologies, Ltd.	8,963
13,600	Citizen Watch Co., Ltd.	50,173
3,400	CMK Corp.	13,188
3,981	Codan, Ltd./Australia	53,620
1,300	Conexio Corp.	17,551
5,000	Daiwabo Holdings Co., Ltd.	85,805
3,500	Dexerials Corp.	73,824
19,374	Electrocomponents plc	276,130
1,100	Elematec Corp.	12,924
700	Evertz Technologies, Ltd.	8,127
148,000	FIH Mobile, Ltd.*	24,400
7,452	Fingerprint Cards AB*	28,452
2,100	Furuno Electric Co., Ltd.	18,974
400	Hagiwara Electric Co., Ltd.	8,612
500	Hakuto Co., Ltd.	6,772
400	Hamamatsu Photonics KK	24,118
2,429	Hexagon AB, Class B	36,020
200	Hirose Electric Co., Ltd.	29,247
3,500	Hitachi, Ltd.	200,335
1,200	Hochiki Corp.	12,680
700	Horiba, Ltd.	45,357
2,600	Hosiden Corp.	23,280
47	Inficon Holding AG	54,397
400	I-PEX, Inc.	8,851
2,300	Japan Aviation Electronics Industry, Ltd.	40,631
1,100	Japan Cash Machine Co., Ltd.*	5,544
21,200	Japan Display, Inc.*	7,251
1,679	Jenoptik AG	45,986
1,000	Kaga Electronics Co., Ltd.	26,800
100	Keyence Corp.	50,451
1,200	Koa Corp.	18,713
1,400	Kyocera Corp.	86,525
3,500	Kyosan Electric Manufacturing Co., Ltd.	13,292
5,505	Lagercrantz Group AB*	59,931
365	Landis+Gyr Group AG	25,500
26	Lem Holding SA, Registered Shares*	54,529
2,200	Macnica Fuji Electronics Holdings	52,878
400	Maruwa Co., Ltd./Aichi	40,311
1,500	Meiko Electronics Co., Ltd.	44,014
978	Micronic Mydata AB	29,524
2,156	Midwich Group plc	17,600
4,600	Murata Manufacturing Co., Ltd.	351,074
267	Nederland Apparatenfabriek	18,394
2,800	Nichicon Corp.	30,136
600	Nippon Chemi-Con Corp.*	14,413
3,000	Nippon Electric Glass Co., Ltd.	70,459
3,400	Nippon Signal Co., Ltd.	28,030
1,800	Nissha Co., Ltd.	27,065
600	Nohmi Bosai, Ltd.	11,318
3,600	OKI Electric Industry Co., Ltd.	32,979
3,000	Osaki Electric Co., Ltd.	16,415
1,627	Oxford Instruments plc	52,012
3,149	Pricer AB	11,663
324	Renishaw plc	22,080
1,100	Restar Holdings Corp.	18,671
1,400	Ryoden Corp.	20,476
1,100	Ryosan Co., Ltd.	20,108

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
700	Shibaura Electronics Co., Ltd.	$34,634
900	Shimadzu Corp.	34,784
1,200	Shinko Shoji Co., Ltd.	8,392
2,000	Siix Corp.	25,573
3,154	Smart Metering Systems plc	37,937
1,949	Spectris plc	87,337
6,120	Strix Group plc	26,698
2,000	Sumida Corp.	21,742
700	Tachibana Eletech Co., Ltd.	9,067
2,600	Taiyo Yuden Co., Ltd.	128,588
2,500	Tamura Corp.	18,826
1,700	TDK Corp.	206,573
1,300	Toyo Corp.	12,742
7,103	TT Electronics plc	25,323
400	V Technology Co., Ltd.	19,240
312	Vaisala OYJ, Class A	12,819
7,400	Venture Corp., Ltd.	105,887
56,000	Vstecs Holdings, Ltd.	45,229
2,800	Yokogawa Electric Corp.	41,499
1,100	Yokowo Co., Ltd.	25,123

		3,835,938

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	5,440
5,393	Aker Solutions ASA	10,042
1,137	Bonheur ASA	32,215
2,991	BW Offshore, Ltd.	10,713
5,874	Ces Energy Solutions Corp.*	9,147
29,491	CGG SA*	26,388
4,726	Computer Modelling Group, Ltd.	19,485
6,058	Enerflex, Ltd.	41,009
8,606	Ensign Energy Services, Inc.*	15,554
106,730	Ezion Holdings, Ltd.*	643
4,141	Fugro NV*	39,779
6,704	Hunting plc	20,446
18,612	John Wood Group plc*	56,769
8,257	Lamprell plc*	5,712
1,000	Modec, Inc.^	18,518
4,500	Mullen Group, Ltd.	48,507
2,400	North American Construction Group, Ltd.	36,560
3,324	Ocean Yield ASA	11,497
7,269	Odfjell Drilling, Ltd.*	20,234
1,450	Pason Systems, Inc.	10,447
6,196	Petrofac, Ltd.*	9,445
18,993	Petroleum Geo-Services ASA*	10,003
818	Precision Drilling Corp.*	34,095
2,400	Raiznext Corp.	24,926
15,278	Saipem SpA*^	36,993
5,417	SBM Offshore NV	82,318
174	Schoeller-Blackman Oilfield Equipment AG*	7,315
8,377	Secure Energy Services, Inc.	28,455
3,900	ShawCor, Ltd.*	18,597
5,516	Subsea 7 SA	53,016
1,677	Tecnicas Reunidas SA*	21,213
1,938	Tenaris SA	21,219
2,965	TGS ASA	37,830
421	The Drilling Co of 1972 A/S*	17,632
900	Total Energy Services, Inc.*	3,268

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
400	Toyo Kanetsu KK	$8,869
13,311	Trican Well Service, Inc.*	28,675
268	Vallourec SA*^	2,429
7,807	Worley, Ltd.	69,991

		955,394

Entertainment (0.5%):
800	Akatsuki, Inc.	25,611
2,500	Avex, Inc.	36,926
2,023	Borussia Dortmund GMBH & Co. KGaA*	14,907
2,800	Capcom Co., Ltd.	81,948
50,738	Cineworld Group plc*	54,369
1,810	CTS Eventim AG & Co. KGaA*	113,111
1,600	Daiichikosho Co., Ltd.	61,417
1,900	DeNA Co., Ltd.	40,373
4,107	Event Hospitality And Entertainment, Ltd.*	38,928
1,590	Gungho Online Enetertainment, Inc.	31,662
38,000	IGG, Inc.	50,218
594	Kinepolis Group NV*	32,078
1,300	KLab, Inc.*	8,136
2,000	Konami Holdings Corp.	120,029
400	Nintendo Co., Ltd.	232,767
200	Square Enix Holdings Co., Ltd.	9,924
510	Technicolor SA*	1,979
400	Toei Animation Co., Ltd.	47,438
200	Toei Co., Ltd.	37,365
2,585	UbiSoft Entertainment SA*	180,970
700	UUUM, Inc.*	9,700
2,949	Vivendi Universal SA^	99,069
5,570	WildBrain, Ltd.*	12,494

		1,341,419

Food & Staples Retailing (2.6%):
5,600	AEON Co., Ltd.	150,430
500	Ain Holdings, Inc.	31,186
3,200	Alcanna, Inc.*	17,273
8,272	Alimentation Couche-Tard, Inc.	304,010
1,309	Amsterdam Commodities NV	35,542
2,400	Arcs Co., Ltd.	52,187
1,537	Axfood AB	42,526
800	Axial Retailing, Inc.	27,001
600	Belc Co., Ltd.	28,947
16,444	Carrefour SA^	323,421
1,395	Casino Guichard-Perrachon SA*	44,257
1,100	Cawachi, Ltd.	22,291
400	Cocokara Fine, Inc.	29,881
10,629	Coles Group, Ltd.	136,234
1,589	Colruyt SA	88,855
400	Cosmos Pharmaceutical Corp.	58,705
1,300	Create SD Holdings Co., Ltd.	38,612
500	Daikokutenbussan Co., Ltd.	36,183
4,900	Dairy Farm International Holdings, Ltd.	20,788
3,091	Empire Co., Ltd., Class A	97,513
9,117	Endeavour Group, Ltd.*	42,998
1,600	Heiwado Co., Ltd.	31,939
890	ICA Gruppen AB	41,435
200	Itochu-Shokuhin Co., Ltd.	9,551
64,976	J Sainsbury plc	244,418
600	JM Holdings Co., Ltd.	11,902

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
600	Kato Sangyo Co., Ltd.	$18,279
5,020	Kesko OYJ, Class A	166,063
8,384	Kesko OYJ, Class B	309,665
2,400	Kobe Bussan Co., Ltd.	75,599
25,566	Koninklijke Ahold Delhaize NV	760,039
400	Kusuri NO Aoki Holdings Co., Ltd.	29,164
900	LAWSON, Inc.	41,637
800	Life Corp.	25,380
2,011	Loblaw Cos., Ltd.	123,785
700	Matsumotokiyoshi Holdings Co., Ltd.	30,901
42,815	Metcash, Ltd.	128,127
7,078	METRO AG	87,622
3,317	Metro, Inc.	159,052
600	Ministop Co., Ltd.	7,634
900	Mitsubishi Shokuhin Co., Ltd.	22,752
1,200	Nihon Chouzai Co., Ltd.	16,883
1,801	North West Co., Inc.	51,135
9,500	Olam International, Ltd.	11,303
1,200	Qol Holdings Co., Ltd.	16,739
1,094	Rallye SA*	9,639
337	Rami Levy Chain Stores Hashikm	22,190
1,000	Retail Partners Co., Ltd.	10,557
600	San-A Co., Ltd.	22,789
12,300	Seven & I Holdings Co., Ltd.	586,408
28,900	Sheng Siong Group, Ltd.	33,971
4,880	Shufersal, Ltd.	38,878
1,454	Sligro Food Group NV*	42,672
38,447	Sonae SGPS SA	36,483
500	Sugi Holdings Co., Ltd.	36,467
1,300	Sundrug Co., Ltd.	41,258
118,140	Tesco plc	364,642
400	Tsuruha Holdings, Inc.	46,308
2,100	United Supermarkets Holdings	20,508
2,200	Valor Holdings Co., Ltd.	44,826
1,400	Watahan & Co., Ltd.	15,097
1,400	Welcia Holdings Co., Ltd.	45,741
9,068	Wesfarmers, Ltd.	401,652
1,493	Weston (George), Ltd.	142,325
91,434	William Morrison Supermarkets plc	312,014
9,117	Woolworths Group, Ltd.	260,341
800	YAKUODO Holdings Co., Ltd.	17,066
700	Yamatane Corp.	9,785
700	Yaoko Co., Ltd.	40,136
2,800	Yokohama Reito Co., Ltd.	22,229

		6,673,826

Food Products (3.3%):
5,898	A2 Milk Co., Ltd.*	26,539
364	Agrana Beteiligungs AG	8,782
4,500	Ajinomoto Co., Inc.	116,813
44,180	Aryzta AG*	60,291
1,867	Associated British Foods plc	57,310
772	Atria OYJ	11,097
4,083	Austevoll Seafood ASA	50,680
363	Bakkafrost P/F	30,016
53	Barry Callebaut AG, Registered Shares	123,181
8,561	Bega Cheese, Ltd.	37,799
125	Bell AG	38,316

Shares		Value
Common Stocks, continued
Food Products, continued
854	Bonduelle S.C.A.	$21,414
2,000	Calbee, Inc.	46,121
1	Chocoladefabriken Lindt & Spruengli AG	104,756
800	Chubu Shiryo Co., Ltd.	8,134
12,278	Cloetta AB	36,655
13,015	Costa Group Holdings, Ltd.	32,181
2,056	Costa Group Holdings, Ltd.	5,056
2,005	Cranswick plc	110,175
6,062	Danone SA	426,882
1,700	Delfi, Ltd.	1,182
10,007	Devro plc	26,691
500	DyDo Group Holdings, Inc.	22,456
2,372	Ebro Foods SA	49,829
4,736	Elders, Ltd.	41,024
80	Emmi AG	82,090
27,100	First Resources, Ltd.	27,039
1,616	Forfarmers NV	9,544
9,500	Fraser & Neave, Ltd.	10,393
1,000	Fuji Oil Holdings, Inc.	23,788
260,400	Golden Agri-Resources, Ltd.	44,619
11,957	GrainCorp, Ltd.	46,253
17,127	Greencore Group plc*	29,757
1,923	Hilton Food Group plc	29,074
1,600	Hokuto Corp.	27,639
700	House Foods Group, Inc.	21,390
15,498	Inghams Group, Ltd.	46,238
2,700	Itoham Yonekyu Holdings, Inc.	17,376
300	Iwatsuka Confectionery Co., Ltd.	10,677
600	J-Oil Mills, Inc.	10,148
800	Kagome Co., Ltd.	21,105
800	Kakiyasu Honten Co., Ltd.	18,262
400	Kameda Seika Co., Ltd.	15,951
700	Kenko Mayonnaise Co., Ltd.	10,018
340	Kerry Group plc, Class A	47,484
2,800	Kewpie Corp.	62,824
400	Kikkoman Corp.	26,383
163	KWS Saat SE	13,413
500	Kyokuyo Co., Ltd.	13,051
147	Lassonde Industries, Inc.	20,519
3,154	Leroy Seafood Group ASA	27,671
17	Lotus Bakeries	96,146
2,349	Maple Leaf Foods, Inc.	48,765
1,200	Marudai Food Co., Ltd.	18,308
2,600	Maruha Nichiro Corp.	55,248
1,700	Megmilk Snow Brand Co., Ltd.	32,347
41	Mehadrin, Ltd.*	1,777
1,900	Meiji Holdings Co., Ltd.	113,731
800	Mitsui Sugar Co., Ltd.	13,444
1,300	Morinaga & Co., Ltd.	41,540
2,400	Morinaga Milk Industry Co., Ltd.	125,129
2,943	Mowi ASA	74,899
30,559	Nestle SA, Registered Shares	3,806,705
1,800	NH Foods, Ltd.	69,983
2,600	Nichirei Corp.	68,309
1,200	Nippn Corp.	16,947
800	Nippon Beet Sugar Manufacturing Co., Ltd.	12,134
20,100	Nippon Suisan Kaisha, Ltd.	95,697

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
1,200	Nisshin Oillio Group, Ltd. (The)	$33,159
900	Nisshin Seifun Group, Inc.	13,163
300	Nissin Foods Holdings Co., Ltd.	21,604
326	Orior AG	29,468
30,027	Premier Foods plc*	45,534
1,488	Premium Brands Holdings Corp.	151,189
1,300	Prima Meat Packers, Ltd.	35,158
11,830	Ridley Corp., Ltd.*	10,114
600	S Foods, Inc.	17,764
1,029	Salmar ASA	68,384
2,346	Sanford, Ltd.*	8,361
3,223	Saputo, Inc.	96,139
127	Savencia SA	10,663
3,496	Scales Corp., Ltd.	11,699
3,767	Scandi Standard AB	25,234
619	Schouw & Co.	68,025
2,867	Select Harvests, Ltd.	14,512
800	Showa Sangyo Co., Ltd.	21,492
306	Sipef SA	17,232
600	Starzen Co., Ltd.	11,325
1,353	Strauss Group, Ltd.	37,922
2,659	Suedzucker AG	42,560
2,839	Synlait Milk, Ltd.*	7,228
11,672	Tassal Group, Ltd.	31,326
14,193	Tate & Lyle plc	145,039
1,400	Toyo Suisan Kaisha, Ltd.	53,875
58	United International Enterprises	15,529
13,688	United Malt Grp, Ltd.	45,995
1,635	Viscofan SA	113,991
22,000	Vitasoy International Holdings, Ltd.	81,696
400	Warabeya Nichiyo Holdings Co., Ltd.	7,801
264,612	WH Group, Ltd.(a)	237,894
5,500	Wilmar International, Ltd.	18,437
200	Yakult Honsha Co., Ltd.	11,323
2,200	Yamazaki Baking Co., Ltd.	31,021

		8,489,051

Gas Utilities (0.4%):
7,684	AltaGas, Ltd.	161,318
12,578	APA Group	83,786
5,560	Gas Natural SDG SA	142,948
17,850	Hong Kong & China Gas Co., Ltd.	27,726
14,289	Italgas SpA	93,523
800	K&O Energy Group, Inc.	9,512
6,000	Nippon Gas Co., Ltd.	102,003
1,500	Osaka Gas Co., Ltd.	27,797
1,126	Rubis SCA	50,059
1,300	Saibu Gas Co., Ltd.	28,479
1,300	Shizuoka Gas Co. Ltd.	11,589
10,212	Superior Plus Corp.	125,817
400	Toho Gas Co., Ltd.	19,586
2,200	Tokyo Gas Co., Ltd.	41,354

		925,497

Health Care Equipment & Supplies (1.7%):
343	Alcon, Inc.	24,099
4,403	Alcon, Inc.	308,500
1,070	Ambu A/S, Class B	41,130
3,762	Ansell, Ltd.	122,769

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
8,458	Arjo AB, Class B	$87,206
3,200	Asahi Intecc Co., Ltd.	76,487
166	BioMerieux	19,291
478	Cochlear, Ltd.	90,231
600	Coloplast A/S, Class B	98,516
251	Coltene Holding AG	34,026
15,016	Convatec Group plc(a)	49,997
1,762	Demant A/S*	99,480
419	DiaSorin SpA	79,254
509	Draegerwerk AG & Co. KGaA	48,164
238	Draegerwerk AG & Co. KGaA	22,123
740	Eckert & Ziegler AG	84,544
2,223	Elekta AB, Class B	32,227
1,146	EssilorLuxottica SA	211,580
3,206	Fisher & Paykel Healthcare Corp., Ltd.	69,715
3,411	Getinge AB, Class B	128,737
4,965	GN Store Nord A/S	434,840
405	Guerbet	14,307
800	Hogy Medical Co., Ltd.	24,494
3,200	HOYA Corp.	424,182
1,300	Jeol, Ltd.	76,036
1,178	Koninklijke Philips Electronics NV, NYS	58,547
5,281	Koninklijke Philips NV	261,770
500	Menicon Co., Ltd.	35,099
1,200	Nakanishi, Inc.	26,258
1,100	Nihon Kohden Corp.	31,312
2,300	Nikkiso Co., Ltd.	23,119
8,900	Nipro Corp.	105,167
10,300	Olympus Corp.	204,663
1,800	Paramount Bed Holdings Co., Ltd.	32,060
457	Revenio Group OYJ	34,626
307	Sartorius AG	159,787
1,077	Sectra AB*	83,422
1,648	Smith & Nephew plc	35,709
551	Sonova Holding AG, Registered Shares	207,398
360	Stratec Se	50,278
1,200	Sysmex Corp.	141,753
3,800	Terumo Corp.	153,949
180	Ypsomed Holding AG	28,068

		4,374,920

Health Care Providers & Services (1.0%):
2,700	Alfresa Holdings Corp.	40,118
3,685	Amplifon SpA	182,376
15,973	Arvida Group, Ltd.	22,754
6,164	Attendo AB*(a)	28,216
18,377	Australian Pharmaceutical Industries, Ltd.	15,365
700	BML, Inc.	23,796
3,715	CareTech Holdings plc	31,187
1,500	China Evergrande New Energy Vehicle Group, Ltd.*	5,583
862	CVS Group plc*	28,808
2,487	Ebos Group, Ltd.	56,051
1,000	Elan Corp.	11,537
4,012	Extendicare, Inc.	27,547
3,112	Fagron	69,490
6,326	Fresenius Medical Care AG & Co., KGaA	525,429
3,706	Fresenius SE & Co. KGaA	193,358
2,800	H.U. Group Holdings, Inc.	72,018

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
27,126	Healius, Ltd.	$94,199
2,572	Humana AB*	20,204
2,000	Japan Lifeline Co., Ltd.	24,316
1,000	Japan Medical Dynamic Marketing, Inc.	19,646
16,930	Japara Healthcare, Ltd.*	16,253
2,678	Korian SA	98,901
225	Lna Sante	14,138
3,204	Medical Facilities Corp.	18,122
15,698	Mediclinic International plc*	64,599
2,000	Medipal Holdings Corp.	38,197
1,110	NMC Health plc*	418
21,355	Oceania Healthcare, Ltd.	22,235
1,066	Orpea*	135,597
24,015	Raffles Medical Group, Ltd.	21,076
1,997	Ramsay Health Care, Ltd.	94,111
2,814	Ryman Healthcare, Ltd.	25,811
3,400	Ship Healthcare Holdings, Inc.	79,051
59,044	Sigma Healthcare, Ltd.	26,360
1,900	Solasto Corp.	23,932
2,679	Sonic Healthcare, Ltd.	77,117
8,887	Spire Healthcare Group plc*(a)	30,242
8,382	Summerset Group Holdings, Ltd.	78,543
1,100	Suzuken Co., Ltd.	32,067
1,800	Toho Holdings Co., Ltd.	28,827
500	Tokai Corp./Gifu	10,905
4,396	UDG Healthcare plc	65,009
3,435	Virtus Health, Ltd.	16,996
2,800	Vital Ksk Holdings, Inc.	17,936

		2,528,441

Health Care Technology (0.2%):
7,980	AGFA-Gevaert NV*	37,037
1,026	Ascom Holding AG*	16,953
857	CompuGroup Medical SE & Co KgaA	67,157
2,389	Emis Group plc	38,004
2,400	M3, Inc.	175,403
800	Nnit A/S(a)	15,752
1,258	Pro Medicus, Ltd.	55,407
1,213	Raysearch Laboratories AB*	12,394

		418,107

Hotels, Restaurants & Leisure (1.6%):
3,592	Accor SA*	134,202
36,400	Accordia Golf Trust	577
600	AEON Fantasy Co., Ltd.	12,063
1,000	Arcland Service Holdings Co., Ltd.	19,764
23,206	Ardent Leisure Group, Ltd.*	17,041
4,445	Aristocrat Leisure, Ltd.	143,583
1,059	Basic-Fit NV*(a)	45,287
3,095	Betsson AB, Class B	25,255
20,000	Cafe de Coral Holdings, Ltd.	41,112
1,533	Carnival plc, ADR*	35,673
72,000	Century City International Holdings, Ltd.*	3,988
485	CIE des Alpes*^	7,786
4,935	Collins Foods, Ltd.	42,357
700	Colowide Co., Ltd.	12,452
2,726	Compass Group plc*	57,486
4,000	Create Restaurants Holdings In*	32,829
4,576	Crown Resorts, Ltd.*	40,924

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,483	Domino’s Pizza Enterprises, Ltd.	$134,043
13,489	Domino’s Pizza Group plc	72,521
1,600	Doutor Nichires Holdings Co., Ltd.	24,615
4,906	Elior Group*(a)	36,691
386	Evolution AB(a)	61,041
6,500	Fairwood Holdings, Ltd.	15,086
1,821	Flight Centre Travel Group, Ltd.*	20,283
495	Flutter Entertainment plc*	89,714
2,342	Flutter Entertainment plc*	425,907
2,000	Food & Life Cos., Ltd.	86,299
200	Fuji Kyuko Co., Ltd.	9,575
557	Fuller Smith & Turner plc, Class A*	6,560
1,491	Gamesys Group plc	38,056
200	Genki Sushi Co., Ltd.	4,529
2,773	Great Canadian Gaming Corp.*	99,585
6,216	Greggs plc*	223,141
4,228	GVC Holdings plc*	102,155
18,230	Hongkong & Shanghai Hotels (The)*	19,183
1,499	InterContinental Hotels Group plc, ADR*	99,968
6,544	JD Wetherspoon plc*	106,687
868	Jumbo Interactive, Ltd.	11,562
1,100	KFC Holdings Japan, Ltd.	28,037
6,856	Kindred Group plc	107,531
1,700	Komeda Holdings Co., Ltd.	31,730
33,812	Marston’s plc*	41,209
200	Matsuyafoods Holdings Co., Ltd.	6,346
500	McDonald’s Holdings Co., Ltd.	22,059
23,000	Melco International Development Ltd.*	42,243
5,571	Melia Hotels International SA*	41,208
14,000	Miramar Hotel & Investment	27,589
14,923	Mitchells & Butlers plc*	57,611
400	Monogatari Corp. (The)	26,928
46,000	NagaCorp, Ltd.	44,376
200	Oriental Land Co., Ltd.	28,493
2,702	Pandox AB*	44,991
900	Pizza Pizza Royalty Corp.	7,864
10,182	PlayTech plc*	59,878
12,439	Rank Group plc*	28,890
600	Renaissance, Inc.	6,603
2,800	Resorttrust, Inc.	45,709
1,657	Restaurant Brands International, Inc.	106,781
392	Restaurant Brands International, Inc.	25,260
4,293	Restaurant Brands New Zealand, Ltd.*	43,049
19,755	Restaurant Group plc (The)*	35,098
1,200	Saint Marc Holdings Co., Ltd.	17,175
3,788	Sands China, Ltd.*	15,954
5,463	Scandic Hotels Group AB*^(a)	21,352
44,000	Shangri-La Asia, Ltd.*	43,022
42,868	SJM Holdings, Ltd.*	46,769
1,360	SkiStar AB*	22,673
28,026	Sky City Entertainment Group, Ltd.*	68,744
6,100	Skylark Holdings Co., Ltd.*	84,717
700	Sodexo SA*	65,356
28,245	SSP Group plc*	104,095
21,972	Star Entertainment Group, Ltd. (The)*	60,799
21,530	Tabcorp Holdings, Ltd.	83,398
581	The Gym Group plc*(a)	2,261
137	Tivoli A/S*	19,445

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
800	Tokyotokeiba Co., Ltd.	$32,650
2,200	Toridoll Holding Corp.	37,306
400	Tosho Co., Ltd.	6,900
8,579	TUI AG*^	43,924
2,341	Whitbread plc*	101,297
26,430	Wynn Macau, Ltd.*	41,595
3,500	Zensho Holdings Co., Ltd.	89,873

		4,278,368

Household Durables (1.9%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	23,625
4,812	Bang & Olufsen A/S*	25,736
12,573	Barratt Developments plc	121,107
3,181	Bellway plc	142,804
2,120	Berkeley Group Holdings plc (The)	134,929
1,566	Bigben Interactive*	30,825
3,728	Bonava AB	41,036
6,992	Bovis Homes Group plc	113,797
3,267	Breville Group, Ltd.	73,251
27,975	Cairn Home plc*	35,360
600	Chofu Seisakusho Co., Ltd.	10,801
9,695	Countryside Properties plc*(a)	63,466
6,556	Crest Nicholson Holdings plc*	38,046
1,076	De’Longhi	46,955
7,507	DFS Furniture plc*	29,107
1,000	Dorel Industries, Inc.*	12,603
2,152	Duni AB*	27,874
4,630	Electrolux AB, Series B, Class B	128,476
1,200	Es-Con Japan, Ltd.	8,262
2,053	Fiskars OYJ Abp	44,638
36	Forbo Holding AG	68,209
1,400	France Bed Holdings Co., Ltd.	11,504
1,600	Fuji Corp., Ltd.	9,304
900	Fujitsu General, Ltd.	23,869
14,200	Haseko Corp.	194,489
700	Hoosiers Holdings	4,498
5,498	Husqvarna AB, Class B	73,110
2,100	Iida Group Holdings Co., Ltd.	54,046
2,147	JM AB	74,278
10,600	Jvc Kenwood Corp.	22,608
958	Kaufman & Broad SA	45,579
1,300	LEC, Inc.	13,223
540	Leifheit AG	30,052
43,200	Man Wah Holdings, Ltd.	103,826
10	Metall Zug AG	22,488
1,363	Neinor Homes SA(a)	18,358
6,900	Nikon Corp.	73,644
5,576	Nobia AB	47,580
39,400	Panasonic Corp.	455,760
4,180	Persimmon plc	171,325
1,200	Pressance Corp.	16,134
6,708	Redrow plc	56,867
200	Rinnai Corp.	19,026
1,300	Sangetsu Corp.	18,112
864	SEB SA	156,174
5,900	Sekisui Chemical Co., Ltd.	100,822
4,600	Sekisui House, Ltd.	94,324

Shares		Value
Common Stocks, continued
Household Durables, continued
3,000	Sharp Corp.	$49,480
13,600	Sony Group Corp.	1,320,100
2,500	Space Value Holdings Co., Ltd.	16,176
2,200	Starts Corp., Inc.	56,288
4,800	Sumitomo Forestry Co., Ltd.	87,961
328	Surteco Group SE	10,692
1,100	Tamron Co., Ltd.	24,092
42,121	Taylor Wimpey plc	92,798
11,187	Techtronic Industries Co., Ltd.	195,791
805	The Vitec Group plc	15,591
1,000	TOA Corp.	8,028
3,468	TomTom NV*	29,062
100	V-ZUG Holding AG*	15,400

		5,053,366

Household Products (0.3%):
5,732	Essity AB, Class B	190,118
407	Henkel AG & Co. KGaA	37,469
1,700	Lion Corp.	28,806
14,255	Mcbride plc	17,934
1,600	Pigeon Corp.	44,923
5,635	PZ Cussons plc	19,070
3,336	Reckitt Benckiser Group plc	295,199
800	Unicharm Corp.	32,185

		665,704

Independent Power and Renewable Electricity Producers (0.4%):
1,528	Albioma SA	62,599
1,592	Boralex, Inc., Class A	48,490
1,800	Capital Power Corp.	59,472
18,267	Drax Group plc	107,132
1,631	EDP Renovaveis SA	37,790
1,300	Electric Power Development Co., Ltd.	18,554
1,756	ERG SpA	52,152
1,641	Innergex Renewable Energy, Inc.	28,533
1,207	Kenon Holdings, Ltd.	41,682
16,056	New Energy Solar, Ltd.*	9,992
4,672	Northland Power, Inc.	159,415
3,405	OPC Energy, Ltd.*	33,280
438	Scatec ASA(a)	11,608
16,748	Transalta Corp.	166,886
2,200	Transalta Renewables, Inc.	36,974
2,465	Uniper SE	90,869
910	West Holdings Corp.	32,171

		997,599

Industrial Conglomerates (0.7%):
8,000	Chevalier International Holdings Ltd.	10,427
53,556	CIR SpA-Compagnie Industriali*	32,123
28,430	CK Hutchison Holdings, Ltd.	221,534
1,837	DCC plc	150,457
2,000	Guoco Group, Ltd.	23,067
822	Indus Holding AG	32,555
515	Italmobiliare SpA	18,589
1,500	Katakura Industries Co., Ltd.	20,087
900	Keihan Holdings Co., Ltd.	27,245
18,500	Keppel Corp., Ltd.	75,386
2,235	Lifco AB, Class B	52,268

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
5,400	Nisshinbo Holdings, Inc.	$46,601
11,320	Nolato AB, Class B	111,423
23,000	NWS Holdings, Ltd.	24,470
1,821	Rheinmetall AG	179,820
3,900	Seibu Holdings, Inc.*	45,851
57,400	SembCorp Industries, Ltd.	91,504
70,000	Shun Tak Holdings, Ltd.*	22,540
1,852	Siemens AG, Registered Shares	293,414
3,820	Smiths Group plc	84,154
5,400	Tokai Holdings Corp.	43,986
2,400	Toshiba Corp.	103,859

		1,711,360

Insurance (3.3%):
3,734	Admiral Group plc	162,478
31,926	AEGON NV	132,304
3,360	Ageas NV	186,323
69,040	AIA Group, Ltd.	858,098
4,109	Alm Brand A/S	29,725
5,951	ASR Nederland NV	229,742
11,584	Assicurazioni Generali SpA	232,013
1,203	AUB Group, Ltd.	20,188
51,290	Aviva plc	288,377
10,959	AXA SA	277,601
999	Baloise Holding AG, Registered Shares	155,760
12,901	Beazley plc*	59,411
4	Brookfield Asset Management Reinsurance Partners, Ltd., Class A*	220
7,384	Chesnara plc	27,097
2,213	Clal Insurance Enterprises Holdings, Ltd.*	43,959
2,983	CNP Assurances SA	50,701
5,028	Coface SA	60,866
4,900	Dai-ichi Life Holdings, Inc.	89,691
39,884	Direct Line Insurance Group plc	157,141
82	E-L Financial Corp., Ltd.	62,109
398	Fairfax Financial Holdings, Ltd.	174,563
1,054	FBD Holdings plc*	11,147
3,200	Great-West Lifeco, Inc.	95,065
1,465	Grupo Catalana Occidente SA	56,542
539	Hannover Rueck SE	90,169
5,987	Harel Insurance Investments &	59,372
1,855	Helvetia Holding AG	199,576
6,718	Hiscox, Ltd.*	77,328
3,319	IA Financial Corp., Inc.	180,732
506	IDI Insurance Co., Ltd.	16,942
12,537	Insurance Australia Group, Ltd.	48,356
700	Intact Financial Corp.	95,116
6,700	Japan Post Holdings Co., Ltd.	55,122
52,851	Just Group plc*	68,104
7,487	Lancashire Holdings, Ltd.	63,504
58,863	Legal & General Group plc	209,481
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	34,775
1,683	Manulife Financial Corp.	33,133
13,095	Manulife Financial Corp.	257,971
25,567	Mapfre SA	54,027
40,419	Medibank Private, Ltd.	95,708
1,055	Menora Mivtachim Holdings, Ltd.	20,902

Shares		Value
Common Stocks, continued
Insurance, continued
16,641	Migdal Insurance & Financial Holding, Ltd.*	$22,957
2,100	MS&AD Insurance Group Holdings, Inc.	60,630
555	Muenchener Rueckversicherungs-Gesellschaft AG	152,022
20,116	NIB Holdings, Ltd.	97,910
4,106	NN Group NV	193,504
4,541	Phoenix Group Holdings plc	42,548
7,577	Phoenix Holdings, Ltd. (The)	70,884
5,968	Poste Italiane SpA(a)	78,919
2,517	Prudential plc, ADR	95,898
20,613	QBE Insurance Group, Ltd.	166,194
3,005	Sabre Insurance Group plc(a)	10,595
3,822	Saga plc*	21,000
1,945	Sampo Oyj, Class A	89,434
5,815	SCOR SA*	184,953
8,029	Societa Cattolica di Assicuraz*	66,700
3,000	Sompo Holdings, Inc.	110,543
10,578	Steadfast Group, Ltd.	34,935
5,818	Storebrand ASA	52,742
3,075	Sun Life Financial, Inc.	158,485
15,987	Suncorp Group, Ltd.	132,796
375	Swiss Life Holding AG, Registered Shares	182,306
2,645	Swiss Re AG	238,451
5,900	T&D Holdings, Inc.	76,671
974	Talanx AG	39,823
3,700	Tokio Marine Holdings, Inc.	169,580
1,470	Topdanmark A/S	76,616
23	Trisura Group, Ltd.*	3,077
2,023	Tryg A/S	49,656
15,269	Unipol Gruppo Finanziario SpA	83,052
14,182	UnipolSai Assicurazioni SpA	41,232
6,313	Uniqa Insurance Group AG	54,940
54	Vaudoise Assurances Holding SA	28,011
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,796
1,796	Wuestenrot & Wuerttembergische AG	41,154
884	Zurich Insurance Group AG	354,533

		8,459,986

Interactive Media & Services (0.4%):
22,069	Auto Trader Group plc*(a)	193,513
9,859	Carsales.com, Ltd.	146,139
1,200	Dip Corp.	37,122
5,600	Gree, Inc.	29,590
2,200	Kakaku.com, Inc.	66,476
2,000	mixi, Inc.	52,740
135	New Work SE	42,428
606	REA Group, Ltd.	76,833
26,634	Rightmove plc	239,508
897	Scout24 AG*(a)	75,706
2,124	Solocal Group*	4,559
15,200	Z Holdings Corp.	76,227

		1,040,841

Internet & Direct Marketing Retail (0.3%):
1,600	ASKUL Corp.	24,941
1,900	Belluna Co., Ltd.	16,704
18,446	Boohoo Group plc*	79,264
106	Delivery Hero SE*(a)	14,004
3,809	Dustin Group AB(a)	50,330

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
2,462	eDreams ODIGEO SA*	$19,825
2,400	Enigmo, Inc.	30,669
284	HelloFresh SE*	27,609
595	Just Eat Takeaway.com NV*(a)	55,099
22,749	Moneysupermarket.com Group plc	80,750
6,515	N Brown Group plc*	5,156
821	Ocado Group plc*	22,746
5,176	On The Beach Group plc*(a)	22,914
1,785	Prosus NV	174,633
1,817	Takkt AG	30,252
6,523	Webjet, Ltd.*	24,024
344	Zalando SE*(a)	41,580
1,200	ZOZO, Inc.	40,799

		761,299

IT Services (1.7%):
1,006	AddNode Group AB	37,049
53	Adyen NV*(a)	129,512
370	Allgeier SE	10,545
725	Alten SA	96,149
776	Amadeus IT Group SA*	54,567
733	Appen, Ltd.	7,477
3,853	Atea ASA	75,066
2,869	Atos SE	174,577
850	Bechtle AG	158,065
2,594	Capgemini SA	498,742
700	CGI, Inc.*	63,477
2,893	CGI, Inc.*	262,106
4,933	Columbus A/S	8,385
4,471	Computacenter plc	159,151
11,492	Computershare, Ltd.	146,133
1,100	Comture Corp.	23,487
7,824	Data#3, Ltd.	32,913
500	Densan System Co., Ltd.	13,684
1,400	DTS Corp.	33,327
8,624	Econocom Group SA/NV	32,723
1,000	E-Guardian, Inc.	25,492
16,132	Equiniti Group plc*(a)	40,091
3,891	Fdm Group Holdings plc	54,903
457	Formula Systems 1985, Ltd.	41,046
700	Fujitsu, Ltd.	131,131
1,953	GFT Technologies SE	49,670
6,665	Global Dominion Access SA(a)	34,536
2,200	GMO Internet, Inc.	59,939
400	GMO Payment Gateway, Inc.	52,006
1,200	ID Holdings Corp.	9,731
4,290	Indra Sistemas SA*	39,135
1,200	Infocom Corp.	33,064
1,400	Information Services Internati	57,700
2,776	Iomart Group plc	10,293
1,100	Itochu Techno-Solutions Corp.	34,079
4,018	Kainos Group plc	81,946
400	Kanematsu Electronics, Ltd.	12,925
1,231	Knowit AB	40,362
19,489	Link Administration Holdings, Ltd.	73,673
896	Matrix It, Ltd.	24,255
300	Mitsubishi Research Institute	10,656
370	Nagarro SE*	45,410
7,286	NCC Group plc	29,639

Shares		Value
Common Stocks, continued
IT Services, continued
600	NEC Networks & System Integrat	$9,477
1,300	NET One Systems Co., Ltd.	42,904
3,000	Nihon Unisys, Ltd.	90,248
2,556	Nomura Research Institute, Ltd.	84,596
800	NS Solutions Corp.	25,775
2,200	Nsd Co., Ltd.	36,749
5,500	NTT Data Corp.	85,778
4,539	Ordina NV	20,361
1,400	Otsuka Corp.	73,448
1,200	Poletowin Pitcrew Holdings, Inc.	11,771
663	Reply SpA	108,953
800	SCSK Corp.	47,663
800	Softbank Technology Corp.	22,067
4,633	Softcat plc	113,798
795	Sopra Steria Group	152,950
16,000	Sunevision Holdings, Ltd.	16,383
1,200	TDC Soft, Inc.	10,779
1,700	TechMatrix Corp.	28,098
1,232	Tieto OYJ	38,918
4,500	TIS, Inc.	114,964
2,243	Worldline SA*(a)	210,128

		4,354,625

Leisure Products (0.4%):
1,179	Accell Group*	63,365
1,700	Bandai Namco Holdings, Inc.	118,008
1,106	BRP, Inc.	86,560
891	Games Workshop Group plc	140,513
800	Globeride, Inc.	32,285
72,000	Goodbaby International Holdings, Ltd.*	16,600
2,500	Heiwa Corp.	44,259
500	Mars Group Holdings Corp.	7,322
1,659	Maytronics, Ltd.	34,603
800	Mizuno Corp.	17,006
26,132	Photo-Me International plc*	25,715
1,200	Sankyo Co., Ltd.	30,674
3,600	Sega Sammy Holdings, Inc.	47,267
1,169	Technogym SpA(a)	14,968
1,995	Thule Group AB (The)(a)	88,498
4,700	Tomy Co., Ltd.	40,271
385	Trigano SA	79,567
700	Universal Entertainment Corp.*	15,524
500	Yamaha Corp.	27,131

		930,136

Life Sciences Tools & Services (0.4%):
125	Bachem Holding AG, Class B	74,088
2,446	Clinigen Group plc	20,930
600	Cmic Holdings Co., Ltd.	8,511
1,200	Eps Holdings, Inc.	19,430
2,245	Eurofins Scientific SE*	256,694
1,196	Gerresheimer AG	132,222
168	Lonza Group AG, Registered Shares	119,126
1,322	Qiagen NV*	63,958
225	Sartorius Stedim Biotech	106,427
1,600	Shin Nippon Biomedical Laborat	11,795
97	Siegfried Holding AG	90,983
153	Tecan Group AG	75,867

		980,031

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery (4.2%):
3,060	Aalberts NV	$164,464
2,600	Aichi Corp.	19,054
2,100	Aida Engineering, Ltd.	18,691
1,756	Alfa Laval AB	62,071
1,607	Alimak Group AB(a)	26,218
900	Alinco, Inc.	8,323
901	Alstom SA*	45,522
10,200	Amada Holdings Co., Ltd.	102,793
2,314	Andritz AG	130,009
2,000	Anest Iwata Corp.	18,212
2,700	Asahi Diamond Industrial Co., Ltd.	12,497
2,774	Atlas Copco AB	146,002
4,706	Atlas Copco AB, Class A	288,384
1,149	ATS Automation Tooling Systems, Inc.*	32,985
1,300	Bando Chemical Industries, Ltd.	10,435
2,296	Beijer Alma AB, Class B	45,760
183	Bobst Group SA*	14,642
4,886	Bodycote plc	57,277
243	Bucher Industries AG	127,153
66	Burckhardt Compression Holding AG	26,741
56	Bystronic AG	75,698
459	Cargotec OYJ	23,731
27,705	CNH Industrial NV	457,707
1,560	Concentric AB	32,064
1,110	Construcc y Aux de Ferrocarr SA	46,804
168	Daetwyler Holding AG	56,754
600	Daifuku Co., Ltd.	54,475
2,100	Daiwa Industries, Ltd.	19,523
1,585	Danieli & C Officine Meccaniche SpA	27,335
3,954	Deutz AG*	31,971
4,700	DMG Mori Co., Ltd.	84,323
694	Duerr AG	26,395
3,400	Ebara Corp.	167,316
4,630	Electrolux Professional AB, Class B*	32,827
4,358	Epiroc AB, Class A	99,343
2,774	Epiroc AB, Class B	54,474
1,500	Exco Technologies, Ltd.	12,611
200	FANUC Corp.	48,217
114	Feintool International Holding AG*	7,288
19,282	Fincantieri SpA*^	17,421
1,579	Fluidra SA	62,632
2,000	Fuji Corp.	45,791
1,700	Furukawa Co., Ltd.	19,128
3,751	GEA Group AG	151,914
152	Georg Fischer AG	225,661
2,000	Glory, Ltd.	41,350
2,253	Haldex AB*	14,914
4,700	Hino Motors, Ltd.	41,372
1,200	Hisaka Works, Ltd.	8,748
1,700	Hitachi Construction Machinery Co., Ltd.	51,932
9,200	Hitachi Zosen Corp.	59,540
500	Hosokawa Micron Corp.	26,774
8,000	IHI Corp.*	189,860
14,403	IMI plc	342,711
1,703	Interpump Group SpA	101,129
17	Interroll Holding AG, Registered Shares	67,470
1,300	Iseki & Co., Ltd.*	17,314

Shares		Value
Common Stocks, continued
Machinery, continued
2,400	Japan Steel Works, Ltd. (The)	$61,632
885	JOST Werke AG(a)	52,800
6,700	JTEKT Corp.	68,664
2,916	Jungheinrich AG	142,539
197	Kardex Holding AG	45,589
900	Kato Works Co., Ltd.	7,954
6,900	Kawasaki Heavy Industries, Ltd.*	147,569
3,102	Kion Group AG	330,573
400	Kitagawa Iron Works Co., Ltd.	6,152
1,400	Kito Corp.	21,066
5,100	Kitz Corp.	34,654
572	Koenig & Bauer AG*	19,085
5,900	Komatsu, Ltd.	146,610
115	Komax Holding AG*	29,059
2,900	Komori Corp.	21,217
2,802	Kone OYJ, Class B	228,581
1,994	Konecranes OYJ	83,987
362	Krones AG	32,333
2,900	Kubota Corp.	58,640
900	Kurita Water Industries, Ltd.	43,173
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,193
1,200	Maezawa Kyuso Industries Co., Ltd.	11,125
700	Makino Milling Machine Co., Ltd.	28,217
600	Makita Corp.	28,241
586	Manitou Bf SA	18,760
800	Max Co., Ltd.	13,118
2,600	Meidensha Corp.	51,716
800	Metawater Co., Ltd.	15,160
22,387	Metso Outotec Oyj	260,118
6,532	MINEBEA MITSUMI, Inc.	172,725
900	Misumi Group, Inc.	30,450
6,500	Mitsubishi Heavy Industries, Ltd.	191,177
1,000	Mitsubishi Logisnext Co., Ltd.	9,160
700	Mitsuboshi Belting Co., Ltd.	11,024
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	13,541
14,822	Morgan Advanced Materials plc	72,362
1,500	Morita Holdings Corp.	21,555
1,700	Nabtesco Corp.	64,288
800	Nachi-Fujikoshi Corp.	28,157
2,000	Namura Shipbuilding Co., Ltd.	3,276
4,700	Neles OYJ	67,819
1,456	NFI Group, Inc.	33,093
2,500	NGK Insulators, Ltd.	41,933
1,569	Nilfisk Holding A/S*	54,923
3,900	Nippon Thompson Co., Ltd.	21,272
800	Nitta Corp.	18,674
500	Nitto Kohki Co., Ltd.	8,106
1,900	Nitto Seiko Co., Ltd.	9,661
300	Noritake Co., Ltd.	11,393
995	Norma Group SE	50,950
4,500	NSK, Ltd.	38,020
14,800	NTN Corp.*	38,612
7,984	OC Oerlikon Corp. AG	88,606
1,700	Oiles Corp.	23,675
600	Okuma Corp.	29,316
400	Organo Corp.	22,396
2,800	OSG Corp.	48,526

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,045	Palfinger AG	$43,818
174	Pfeiffer Vacuum Technology AG	33,047
118	Rational AG^	107,096
70	Rieter Holding AG*	13,689
22,849	Rotork plc	107,601
1,800	Ryobi, Ltd.	25,147
2,213	Sandvik AB	56,555
284	Schindler Holding AG, Registered Shares	83,033
357,591	SembCorp Marine, Ltd.*	31,976
388	SFS Group AG	55,851
1,000	Shibaura Machine Co., Ltd.	22,074
1,200	Shima Seiki Manufacturing, Ltd.	20,508
1,900	Shinmaywa Industries, Ltd.	16,399
78,000	Singamas Container Holdings, Ltd.	8,834
2,200	Sintokogio, Ltd.	16,257
3,528	Skellerup Holdings, Ltd.	12,328
5,218	SKF AB, Class B	132,969
2,300	Sodick Co., Ltd.	21,173
995	Spirax-Sarco Engineering plc	187,557
891	Stabilus SA	72,409
1,600	Star Micronics Co., Ltd.	24,380
849	Sulzer AG, Registered Shares	117,351
3,700	Sumitomo Heavy Industries, Ltd.	101,732
3,900	Tadano, Ltd.	40,705
900	Takeuchi Manufacturing Co., Ltd.	22,408
1,300	Takuma Co., Ltd.	19,591
478	Technotrans SE	15,490
1,500	THK Co., Ltd.	44,732
3,900	Tocalo Co., Ltd.	49,234
1,400	Torishima Pump Manufacturing Co., Ltd.	10,867
3,641	Trelleborg AB	84,578
1,098	Troax Group AB	35,894
1,100	Tsubaki Nakashima Co., Ltd.	16,906
1,400	Tsubakimoto Chain Co.	39,938
1,200	Tsukishima Kikai Co., Ltd.	12,473
600	Tsurumi Manufacturing Co., Ltd.	9,369
5,533	Valmet Corp.	241,390
803	Vat Group AG(a)	267,145
1,074	VBG Group AB, Class B	22,163
6,862	Vesuvius plc	50,146
4,198	Volvo AB, Class A	104,173
27,553	Volvo AB, Class B^	663,406
229	Vossloh AG	11,553
1,416	Wacker Neuson SE	40,702
7,232	Wartsila OYJ Abp, Class B	107,419
560	Washtec AG	34,730
4,095	Weir Group plc (The)*	105,005
3,000	Yamabiko Corp.	32,805
123,200	Yangzijiang Shipbuilding Holdings, Ltd.	129,549
7,188	Zardoya Otis SA	49,511

		11,022,631

Marine (0.7%):
22	A.P. Moeller—Maersk A/S, Class A	61,145
30	A.P. Moeller—Maersk A/S, Class B	86,287
1,600	Algoma Central Corp.	21,172
3,578	American Shipping Co. ASA	12,829
556	Clarkson plc	24,531

Shares		Value
Common Stocks, continued
Marine, continued
1,333	D/S Norden A/S	$42,396
1,307	DFDS A/S*	73,762
971	Hapag-Lloyd AG(a)	223,514
3,300	Iino Kaiun Kaisha, Ltd.	13,011
7,912	Irish Continental Group*	40,523
2,300	Japan Transcity Corp.	11,116
1,500	Kawasaki Kisen Kaisha, Ltd.*	53,912
947	Kuehne & Nagel International AG, Registered Shares	324,229
2,700	Mitsui O.S.K. Lines, Ltd.	129,721
7,000	Nippon Yusen KK	354,560
600	NS United Kaiun Kaisha, Ltd.	13,075
500	Orient Overseas International, Ltd.	10,832
246,000	Pacific Basin Shipping, Ltd.*	99,177
54,000	Sitc International Holdings Co., Ltd.	225,703
1,962	Stolt-Nielsen, Ltd.	28,702

		1,850,197

Media (1.5%):
1,267	4imprint Group plc*	46,902
3,715	Aimia, Inc.*	14,627
65	APG SGA SA*	15,954
14,475	Arnoldo Mondadori Editore SpA*	27,616
2,124	Ascential plc*	12,238
4,886	Atresmedia Corp. de Medios de Comuicacion SA*	21,394
1,951	Bloomsbury Publishing plc	9,379
401	Cogeco Communications, Inc.	39,217
400	Cogeco, Inc.	31,028
5,394	Corus Entertainment, Inc.	27,679
6,400	Cyberagent, Inc.	137,505
3,302	Daily Mail & General Trust plc	44,067
1,800	Dentsu Group, Inc.	64,380
3,391	Euromoney Institutional Investor plc	47,794
8,672	Eutelsat Communications SA	101,342
1,700	F@n Communications, Inc.	6,059
2,800	Fuji Media Holdings, Inc.	31,096
2,700	Hakuhodo DY Holdings, Inc.	41,884
8,376	HT&E, Ltd.*	10,772
8,773	Hyve Group plc*	16,074
5,113	Informa plc*	35,537
2,000	Intage Holdings, Inc.	27,919
1,711	Ipsos	72,154
119,144	ITV plc*	207,321
9,582	Ive Group, Ltd.	10,454
3,439	JCDecaux SA*	95,345
1,100	Kadokawa Corp.	44,679
2,312	Kin And Carta plc*	8,447
2,792	Lagardere SCA*	68,996
1,449	Liberty Global plc, Class A*	39,355
3,548	Liberty Global plc, Class C*	95,938
1,664	M6 Metropole Television SA	35,019
1,300	Macromill, Inc.	9,967
8,183	Mediaset Espana Comunicacion SA*	51,349
17,735	Mediaset SpA*	64,136
3,270	Modern Times Group MTG AB, Class B*	44,325
75,890	Nine Entertainment Co. Holdings, Ltd.	166,055
3,035	Nordic Entertainment Group AB, Class B*	133,748
15,502	NOS SGPS SA	54,351
1,307	NRJ Group	9,452

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
19,083	Ooh!media, Ltd.*	$25,066
6,014	Otello Corp. ASA*	22,385
5,688	Pearson plc	65,492
1,655	Pearson plc, ADR	19,215
68,000	PICO Far East Holdings, Ltd.	11,911
1,050	ProSiebenSat.1 Media SE	20,888
1,300	Proto Corp.	15,375
6,393	Publicis Groupe SA	409,057
4,026	Quebecor, Inc., Class B	107,390
4,571	RAI Way SpA(a)	27,569
20,289	Reach plc	77,145
1,406	RTL Group	83,781
4,177	Sanoma OYJ	69,276
16,754	SES Global, Class A	128,042
60,999	Seven West Media, Ltd.*	21,333
7,456	Shaw Communications, Inc.	215,628
44,700	Singapore Press Holdings, Ltd.	56,915
74,550	Sky Network Television, Ltd.*	9,064
7,900	SKY Perfect JSAT Holdings, Inc.	28,796
4,175	Societe Television Francaise 1	42,208
15,013	Southern Cross Media Group, Ltd.*	23,530
1,167	Stroeer SE & Co. KGaA	93,457
1,900	TBS Holdings, Inc.	29,171
1,294	Telenet Group Holding NV	48,691
15,000	Television Broadcasts, Ltd.*	14,297
1,400	TV Asahi Holdings Corp.	22,161
500	TV Tokyo Holdings Corp.	9,597
232	TX Group AG*	21,552
1,000	ValueCommerce Co., Ltd.	29,184
500	Wowow, Inc.	10,854
10,008	WPP plc	135,469
700	Zenrin Co., Ltd.	7,175

		3,923,228

Metals & Mining (4.9%):
3,860	Acerinox SA	46,605
1,039	Agnico Eagle Mines, Ltd.	62,808
400	Aichi Steel Corp.	10,978
17,566	Alamos Gold, Inc., Class A	134,218
35,342	Alumina, Ltd.	43,515
723	Amg Advanced Metallurgical Group N.V.	24,757
4,799	Anglo American plc	191,208
3,926	Antofagasta plc	77,977
1,842	Aperam SA	94,556
4,677	ArcelorMittal	143,557
12,400	Argonaut Gold, Inc.*	29,714
2,200	Asahi Holdings, Inc.	44,859
85,942	Aurelia Metals, Ltd.	26,473
1,731	Aurubis AG	160,442
38,815	B2Gold Corp.	162,851
8,663	Barrick Gold Corp.	179,215
1,875	Bekaert NV	83,556
33,182	BHP Group, Ltd.	1,203,368
11,383	Billiton plc, ADR	679,451
9,683	BlueScope Steel, Ltd.	159,117
4,606	Boliden AB	177,208
10,300	Capstone Mining Corp.*	44,710
73,572	Centamin plc	103,266

Shares		Value
Common Stocks, continued
Metals & Mining, continued
8,200	Centerra Gold, Inc.	$62,258
4,374	Central Asia Metals plc	14,407
16,254	China Gold International Resources Corp., Ltd.	43,540
1,300	Daido Steel Co., Ltd.	64,136
2,700	Daiki Aluminium Industry Co., Ltd.	27,283
5,323	Deterra Royalties, Ltd.	17,967
1,900	DOWA Mining Co.	74,577
7,500	Dundee Precious Metals, Inc.	45,445
4,662	Eldorado Gold Corp.*	46,304
10,499	Endeavour Mining plc	225,499
1,907	Equinox Gold Corp.*	13,248
539	Eramet*	35,212
2,899	Ero Copper Corp.*	60,838
28,784	Evolution Mining, Ltd.	97,435
16,814	EVRAZ plc	137,960
22,438	Ferrexpo plc	133,117
7,488	First Quantum Minerals, Ltd.	172,609
20,837	Fortescue Metals Group, Ltd.	364,605
2,189	Fresnillo plc	23,370
13,935	Galaxy Resources, Ltd.*	38,368
8,215	Galiano Gold, Inc.*	9,014
77,408	Glencore plc	331,444
1,100	Godo Steel, Ltd.	16,374
6,486	Granges AB	90,152
2,530	Hill & Smith Holdings plc	52,366
2,300	Hitachi Metals, Ltd.	43,986
9,715	Hochschild Mining plc	20,628
12,495	Hudbay Minerals, Inc.	83,172
3,880	i-80 Gold Corp.*	7,858
15,631	IAMGOLD Corp.*	46,033
21,854	IGO, Ltd.	124,924
5,323	Iluka Resources, Ltd.	36,437
14,498	Imdex, Ltd.	22,162
9,305	Ivanhoe Mines, Ltd., Class A*	67,194
7,300	JFE Holdings, Inc.	85,522
50,009	Jupiter Mines, Ltd.	10,867
60,834	Kinross Gold Corp.	385,796
6,043	Kirkland Lake Gold, Ltd.	232,914
10,600	Kobe Steel, Ltd.	67,955
1,800	Kyoei Steel, Ltd.	23,439
800	Labrador Iron Ore Royalty Corp.	30,318
14,207	Lucara Diamond Corp.*	8,597
19,726	Lundin Mining Corp.	177,938
3,551	Lynas Rare Earths, Ltd.*	15,176
14,393	MACA, Ltd.	8,183
48,387	Macmahon Holdings, Ltd.	6,896
1,400	Maruichi Steel Tube, Ltd.	32,826
176,000	Midas Holdings, Ltd.*	4,713
6,999	Mineral Resources, Ltd.	281,839
3,300	Mitsubishi Materials Corp.	65,712
500	Mitsubishi Steel Manufacturing Co., Ltd.*	3,979
3,300	Mitsui Mining & Smelting Co., Ltd.	91,446
26,154	Mount Gibson Iron, Ltd.	18,495
2,200	Neturen Co., Ltd.	11,096
27,410	New Gold, Inc.*	49,318
5,067	Newcrest Mining, Ltd.	96,334
6,200	Nippon Denko Co., Ltd.	17,109

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
3,700	Nippon Light Metal Holdings Co.	$62,110
6,895	Nippon Steel Corp.	116,147
930	Nippon Yakin Kogyo Co., Ltd.	19,067
200	Nittetsu Mining Co., Ltd.	10,377
12,148	Norsk Hydro ASA	77,637
27,858	Northern Star Resources, Ltd.	204,939
34,228	OceanaGold Corp.*	64,899
21,175	OM Holdings, Ltd.*	13,131
12,886	Orocobre, Ltd.*	62,444
500	Osaka Steel Co., Ltd.	5,019
3,222	Osisko Gold Royalties, Ltd.	44,168
10,428	Outokumpu OYJ*	62,531
10,556	OZ Minerals, Ltd.	177,905
900	Pacific Metals Co., Ltd.	13,781
1,217	Pan American Silver Corp.	34,760
14,658	Pan American Silver Corp.—CVR*	12,459
33,353	Perenti Global, Ltd.	16,764
73,744	Perseus Mining, Ltd.*	80,884
78,541	Petropavlovsk plc*	25,758
5,733	Pretium Resources, Inc.*	54,860
23,878	Ramelius Resources, Ltd.	30,441
38,407	Regis Resources, Ltd.	68,127
47,236	Resolute Mining, Ltd.*	17,940
550	Rio Tinto plc	45,273
13,055	Rio Tinto plc, Registered Shares, ADR^	1,095,184
4,167	Rio Tinto, Ltd.	395,715
6,000	Sabina Gold & Silver Corp.*	8,472
2,148	Salzgitter AG*	63,837
11,858	Sandfire Resources, Ltd.	60,802
4,142	Sandstorm Gold, Ltd.*	32,718
21,718	Schmolz + Bickenbach AG*	10,572
32,896	Silver Lake Resources, Ltd.*	41,062
7,523	Sims, Ltd.	94,053
52,227	South32, Ltd.	114,732
4,092	SSAB AB, Class A*	20,042
9,495	SSAB AB, Class B*	41,563
7,749	SSR Mining, Inc.	121,043
29,592	St. Barbara, Ltd.	37,848
2,000	Sumitomo Metal & Mining Co., Ltd.	77,863
19,859	Syrah Resources, Ltd.*	15,419
6,862	Teck Cominco, Ltd., Class B	158,068
3,912	ThyssenKrupp AG*	40,770
1,900	Toho Titanium Co., Ltd.	17,661
700	Toho Zinc Co., Ltd.	11,837
300	Tokyo Rope Manufacturing Co. Ltd.*	2,997
4,200	Tokyo Steel Manufacturing Co., Ltd.	41,885
4,685	Torex Gold Resources, Inc.*	53,979
9,694	Trevali Mining Corp.*	1,682
3,324	Turquoise Hill Resources, Ltd.*	56,079
1,500	UACJ Corp.	37,562
3,908	Voestalpine AG	159,121
4,200	Wesdome Gold Mines, Ltd.*	39,852
16,249	Western Areas, Ltd.	29,131
12,851	Westgold Resources, Ltd.*	18,164
31,047	Yamana Gold, Inc.	130,761
1,600	Yamato Kogyo Co., Ltd.	53,050
800	Yodogawa Steel Works, Ltd.	16,120

		12,681,864

Shares		Value
Common Stocks, continued
Multiline Retail (0.6%):
35,824	B&M European Value Retail SA	$284,172
247	Canadian Tire Corp., Class A	39,093
2,909	Dollarama, Inc.	133,175
8,199	Europris ASA(a)	51,451
500	Fuji Co., Ltd./Ehime	8,802
3,300	H2O Retailing Corp.	26,758
15,674	Harvey Norman Holdings, Ltd.	64,256
6,800	Isetan Mitsukoshi Holdings, Ltd.	47,364
1,800	Izumi Co., Ltd.	67,716
6,000	J. Front Retailing Co., Ltd.	53,184
24,500	Lifestyle International Holdings, Ltd.*	18,807
73,250	Marks & Spencer Group plc*	148,534
1,300	Marui Group Co., Ltd.	24,432
30,000	Metro Holdings, Ltd.	17,761
47,139	Myer Holdings, Ltd.*	12,547
1,643	Next plc*	178,787
3,600	Pan Pacific International Holdings Corp.	74,753
4,800	Ryohin Keikaku Co., Ltd.	100,255
1,000	Seria Co., Ltd.	36,924
4,800	Takashimaya Co., Ltd.	52,180
3,557	Tokmanni Group Corp.	98,397
4,000	Wing On Company International, Ltd.	9,170

		1,548,518

Multi-Utilities (0.6%):
2,232	Acea SpA	51,579
5,070	AGL Energy, Ltd.	31,088
4,609	Algonquin Power & Utilities Corp.	68,685
805	Atco, Ltd.	28,552
1,466	Canadian Utilities, Ltd., Class A	40,689
253,408	Centrica plc*	180,410
14,027	E.ON SE	162,199
10,343	Engie Group	141,777
5,714	Hera SpA	23,613
11,786	Iren SpA	33,636
33,157	ITL AEM SpA	67,807
110,123	Keppel Infrastructure Trust	45,459
1,850	National Grid plc, ADR	118,289
11,914	Ren—Redes Energeticas Nacion	33,050
6,785	RWE AG	245,853
7,455	Suez*	177,226
3,114	Telecom Plus plc	48,901
5,040	Veolia Environnement SA	152,258

		1,651,071

Oil, Gas & Consumable Fuels (4.2%):
9,181	Advantage Energy, Ltd.*	37,483
24,155	Africa Oil Corp.*	23,192
1,242	Aker BP ASA	39,617
2,482	Ampol, Ltd.	52,515
7,200	Anglo Pacific Group plc	13,859
28,492	ARC Resources, Ltd.	242,529
18,809	Athabasca Oil Corp.*	14,872
2,064	Baytex Energy Corp.*	4,004
71,371	Beach Energy, Ltd.	66,616
17,741	Birchcliff Energy, Ltd.	74,434
25,767	BP plc, ADR	680,764
173,000	Brightoil Petroleum Holdings, Ltd.*	6,268

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
610	BW Energy, Ltd.*	$1,858
2,656	BW LPG, Ltd.(a)	17,165
22,053	Cairn Energy plc	44,499
5,227	Cameco Corp.	100,254
1,946	Cameco Corp.	37,306
13,900	Canacol Energy, Ltd.	38,019
1,932	Canadian Natural Resources, Ltd.	70,147
13,622	Canadian Natural Resources, Ltd.	494,206
3,012	Cardinal Energy, Ltd.*	8,481
16,831	Cenovus Energy, Inc.	161,058
7,575	Cenovus Energy, Inc.	72,569
13,100	China Aviation Oil Singapore Corp., Ltd.	10,050
40,015	Cooper Energy, Ltd.*	7,799
2,400	Cosmo Energy Holdings Co., Ltd.	55,066
8,781	Crescent Point Energy	39,778
7,561	Crescent Point Energy Corp.	34,224
8,223	Crew Energy, Inc.*	14,663
854	CropEnergies AG	10,957
252	Delek Group, Ltd.*	16,900
39,162	DNO ASA*	45,723
7,379	Enagas SA^	170,456
4,987	Enbridge, Inc.	199,697
25,600	ENEOS Holdings, Inc.	107,179
7,800	Enerplus Corp.	56,074
19,469	ENI SpA	237,497
114,028	EnQuest plc*	32,803
8,060	Equinor ASA	170,677
1,004	Equital, Ltd.*	27,271
1,390	Etablissements Maurel et Prom SA*	3,134
9,112	Euronav NV	85,004
1,579	Exmar NV	7,283
1,267	FLEX LNG, Ltd.	18,383
3,700	Freehold Royalties, Ltd.	29,167
1,400	Frontera Energy Corp.*	8,653
3,784	Frontline, Ltd.	34,172
3,100	Fuji Oil Co., Ltd.	7,393
4,922	Galp Energia SGPS SA	53,548
891	Gaztransport et Technigaz SA	71,961
6,249	Genel Energy plc	13,329
6,850	Gibson Energy, Inc.	131,263
19,607	Gran Tierra Energy, Inc.*	14,554
18,883	Gulf Keystone Petroleum, Ltd.	48,268
3,051	Harbour Energy plc*	15,938
3,200	Idemitsu Kosan Co., Ltd.	77,248
3,270	Imperial Oil, Ltd.	99,678
21,700	INPEX Corp.	162,654
12,682	Inter Pipeline, Ltd.	206,182
2,244	International Petroleum Corp.*	10,411
3,600	Itochu Enex Co., Ltd.	32,055
1,000	Japan Petroleum Exploration Co., Ltd.	18,005
24,713	Karoon Energy, Ltd.*	24,647
7,300	Kelt Exploration, Ltd.*	20,792
3,546	Keyera Corp.	95,302
1,732	Koninklijke Vopak NV	78,703
2,011	Lundin Energy AB	71,373
10,707	MEG Energy Corp.*	77,491
1,700	Mitsuuroko Holdings Co., Ltd.	18,069

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,502	Naphtha Israel Petroleum Corp.*	$7,002
2,631	Neste Oyj	161,180
14,065	New Hope Corp., Ltd.	18,306
7,392	New Zealand Refining Co., Ltd. (The)*	3,466
64,000	NewOcean Energy Holdings, Ltd.*	3,709
21,200	Nippon Coke & Engineering Co., Ltd.	19,463
7,654	Nuvista Energy, Ltd.*	24,579
104,047	Oil Refineries, Ltd.*	26,848
31,187	Oil Search, Ltd.	89,129
1,896	OMV AG	108,151
24,174	Origin Energy, Ltd.	81,400
2,632	Ovintiv, Inc.	82,969
1,307	Paramount Resouces, Ltd., Class A*	18,096
6,563	Parex Resources, Inc.*	109,613
5,000	Parkland Corp.	161,610
300	Paz Oil Co., Ltd.*	36,877
6,783	Pembina Pipeline Corp.	215,574
1,584	Pembina Pipeline Corp.	50,324
6,660	Peyto Exploration & Development Corp.	44,869
12,892	Pharos Energy plc*	4,564
5,032	Prairiesky Royalty, Ltd.	60,941
16,364	Repsol SA^	205,235
32,725	Royal Dutch Shell plc, Class B, ADR	1,270,712
1,600	Sala Corp.	8,353
4,000	San-Ai Oil Co., Ltd.	46,290
42,733	Santos, Ltd.	227,908
7,462	Senex Energy, Ltd.	19,218
8,575	Serica Energy plc	16,435
400	Sinanen Holdings Co., Ltd.	10,962
24,674	Snam SpA^	142,777
13,802	Stobart Group, Ltd.*	4,966
9,472	Suncor Energy, Inc.	227,044
16,600	Tamarack Valley Energy, Ltd.*	34,422
3,152	TC Energy Corp.	156,087
7,061	TC Energy Corp.	349,461
479	Thungela Resources, Ltd.*	1,318
13,400	Tidewater Midstream and Infrastructure, Ltd.	15,028
1,559	Torm plc	13,824
18,143	TotalEnergies SE	823,000
11,630	Tourmaline Oil Corp.	332,460
103,509	Tullow Oil plc*	85,512
2,059	Verbio Vereinigte Bioenergie AG	104,233
5,883	Vermilion Energy, Inc.*	51,549
25,105	Viva Energy Group, Ltd.(a)	36,384
17,452	Whitecap Resources, Inc.	86,739
31,393	Whitehaven Coal, Ltd.*	45,686
6,339	Woodside Petroleum, Ltd.	105,608
12,631	Z Energy, Ltd.	24,184

		10,847,254

Paper & Forest Products (0.6%):
2,718	Altri SGPS SA	16,896
3,929	Canfor Corp.*	89,904
600	Daiken Corp.	11,271
4,500	Daio Paper Corp.	74,472
8,317	Ence Energia y Celulosa S.A*	33,791
6,700	Hokuetsu Corp.	34,787
1,316	Holmen AB, Class B	59,444

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
4,627	Interfor Corp.	$115,880
5,272	Metsa Board OYJ	54,228
7,408	Mondi plc	195,157
11,089	Navigator Co. SA (The)	37,911
4,800	Nippon Paper Industries Co., Ltd.	53,558
18,200	Oji Holdings Corp.	104,357
1,998	Stella-Jones, Inc.	71,947
9,196	Stora Enso OYJ, Registered Shares, Class R	167,840
3,538	Svenska Cellulosa AB SCA, Class B	58,007
600	Tokushu Tokai Paper Co., Ltd.	23,168
7,431	UPM-Kymmene OYJ	281,087
2,108	West Fraser Timber Co., Ltd.	151,356
24,618	Western Forest Products, Inc.	41,911

		1,676,972

Personal Products (0.6%):
18,108	Asaleo Care, Ltd.	19,212
287	Beiersdorf AG	34,634
16,000	Best World International, Ltd.*	3,009
303	Blackmores, Ltd.	16,688
800	Fancl Corp.	25,918
1,514	Jamieson Wellness, Inc.(a)	41,289
3,900	Kao Corp.	239,935
299	L’Oreal SA	133,311
400	Milbon Co., Ltd.	22,608
600	Noevir Holdings Co., Ltd.	30,458
2,645	Ontex Group NV*	32,922
400	Shiseido Co., Ltd.	29,417
1,324	Unilever plc	77,429
14,440	Unilever plc, ADR	844,740
1,300	Ya-Man, Ltd.	17,479

		1,569,049

Pharmaceuticals (3.9%):
172	Alk-Abello A/S*	82,280
15,687	Alliance Pharma plc	21,529
1,934	Almirall SA	33,743
6,600	Astellas Pharma, Inc.	114,906
15,563	AstraZeneca plc, ADR^	932,224
491	Aurora Cannabis, Inc.*	4,449
1,145	Bausch Health Cos., Inc.*	33,571
4,200	Bausch Health Cos., Inc.*	123,282
10,652	Bayer AG, Registered Shares	646,942
900	Canopy Growth Corp.*	21,770
1,800	Chugai Pharmaceutical Co., Ltd.	70,906
900	Daiichi Sankyo Co., Ltd.	19,393
1,100	Eisai Co., Ltd.	107,511
11,122	Faes Farma SA	44,384
700	Fuji Pharma Co., Ltd.	7,239
500	Fuso Pharmaceutical Industries. Ltd.	10,207
1,668	Galenica AG(a)	117,746
14,120	GlaxoSmithKline plc, ADR	562,258
3,801	GlaxoSmithKline plc	74,659
1,384	H. Lundbeck A/S	44,091
3,600	Haw Par Corp., Ltd.	36,703
1,551	Hikma Pharmaceuticals plc	52,510
26,202	Indivior plc*	56,055
701	Ipsen SA	72,921

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
1,000	Kaken Pharmaceutical Co., Ltd.	$42,843
1,000	Kissei Pharmaceutical Co., Ltd.	19,475
98,378	Mayne Pharma Group, Ltd.*	23,533
242	Merck KGaA	46,451
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	25,645
12,667	Novartis AG, Registered Shares	1,154,843
15,241	Novo Nordisk A/S, Class B	1,275,286
1,000	Ono Pharmaceutical Co., Ltd.	22,200
1,037	Orion OYJ	44,510
4,471	Orion OYJ, Class B	192,175
2,000	Otsuka Holdings Co., Ltd.	82,925
3,141	Recordati SpA	179,600
216	Roche Holding AG	87,765
5,605	Roche Holding AG	2,112,931
2,000	Rohto Pharmaceutical Co., Ltd.	53,732
4,419	Sanofi	462,992
2,500	Santen Pharmaceutical Co., Ltd.	34,427
800	Sawai Group Holdings Co., Ltd.	35,658
1,300	Seikagaku Corp.	12,704
500	Shionogi & Co., Ltd.	26,061
3,200	Sumitomo Dainippon Pharma Co., Ltd.	66,762
600	Taisho Pharmaceutical Holdings Co., Ltd.	31,969
7,400	Takeda Pharmacuetical Co., Ltd.	248,563
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	49,292
3,519	Teva Pharmaceutical Industries, Ltd.*	34,999
800	Torii Pharmaceutical Co., Ltd.	17,447
1,200	Towa Pharmaceutical Co., Ltd.	29,202
1,400	Tsumura & Co.	44,038
350	UCB SA	36,589
26,000	United Laboratories International Holdings, Ltd.	21,303
18,897	Vectura Group plc	35,667
209	Vetoquinol SA	25,678
1,434	Vifor Pharma AG	185,675
146	Virbac SA	50,031

		10,104,250

Professional Services (2.1%):
2,941	Adecco SA, Registered Shares	199,952
2,215	AFRY AB	72,922
1,278	Akka Technologies SA*	35,648
7,788	ALS, Ltd.	76,231
770	Altech Corp.	13,444
1,825	Applus Services SA*	17,828
300	Baycurrent Consulting, Inc.	107,815
1,100	Benefit One, Inc.	34,622
3,753	BeNEXT Group Inc.	43,066
372	Bertrandt AG	24,875
7,058	Bureau Veritas SA	223,358
26,624	Capita plc*	13,746
180	Danel Adir Yeoshua, Ltd.	37,758
1,707	DKSH Holding, Ltd.	130,669
900	en Japan, Inc.	31,991
7,264	Experian plc	280,185
1,200	FULLCAST Holdings Co., Ltd.	24,965
900	Funai Soken Holdings, Inc.	19,570
175	Groupe Crit*	13,402
22,373	Hays plc*	49,095
2,680	Intertek Group plc	205,094

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
3,227	Intertrust NV*(a)	$58,129
300	IR Japan Holdings, Ltd.	37,804
1,000	Jac Recruitment Co., Ltd.	16,027
1,497	LifeWorks, Inc.	40,366
3,994	McMillan Shakespeare, Ltd.	38,632
1,100	Meitec Corp.	59,496
5,000	Nihon M&A Center, Inc.	129,764
3,600	Nomura Co., Ltd.	30,939
3,000	Outsourcing, Inc.	54,502
11,501	Pagegroup plc*	88,942
2,000	Pasona Group, Inc.	38,874
4,700	Persol Holdings Co., Ltd.	92,822
3,572	Randstad NV	273,350
7,800	Recruit Holdings Co., Ltd.	383,858
5,236	RELX plc, ADR	139,644
7,938	RELX plc	210,856
2,833	Ricardo plc	16,050
6,390	Robert Walters plc	62,613
4,254	RWS Holdings plc	33,171
1,561	Seek, Ltd.	38,800
91	SGS SA, Registered Shares	280,806
2,400	SMS Co., Ltd.	71,876
1,400	Stantec, Inc.	62,477
2,421	Stantec, Inc.	108,025
7,669	SThree plc	48,965
1,100	Tanseisha Co., Ltd.	8,761
3,600	Technopro Holdings, Inc.	85,217
1,032	Teleperformance	418,868
2,878	Thomson Reuters Corp.	285,843
1,065	Tinexta SpA	41,581
1,100	UT Group Co., Ltd.	32,066
5,588	Wolters Kluwer NV	561,568

		5,506,928

Real Estate Management & Development (2.4%):
3,100	AEON Mall Co., Ltd.	47,737
2,292	Airport City, Ltd.*	38,391
2,300	Airport Facilities Co., Ltd.	12,213
372	Allreal Holding AG	73,284
1,972	Alony Hetz Properties & Invest	27,451
492	Alrov Properties And Lodgings, Ltd.*	22,807
700	Altus Group, Ltd.	32,447
2,393	Amot Investments, Ltd.	15,718
2,116	Annehem Fastigheter AB*	8,066
7,879	Aroundtown SA	61,378
28,100	Ascendas India Trust	29,067
46,000	Asia Standard International Group, Ltd.*	7,669
3,547	Atrium European Real Estate, Ltd.	12,602
1,281	Atrium Ljungberg AB, Class B	29,191
210	Big Shopping Centers, Ltd.*	26,900
3,700	Bukit Sembawang Estates, Ltd.	14,371
18,900	CapitaLand, Ltd.	52,221
1,420	Castellum AB	36,156
626	Catena AB	33,529
2,880	Cedar Woods Properties, Ltd.	14,488
18,000	Chinese Estates Holdings, Ltd.	8,389
52,000	Chuang’s Consortium International, Ltd.	7,231
7,300	City Developments, Ltd.	39,642

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
1,684	Citycon OYJ	$14,346
3,675	CK Asset Holdings, Ltd.	25,371
3,803	CLS Holdings plc	12,653
1,328	Colliers International Group	148,709
741	Corestate Capital Holding SA*^	9,667
340,000	CSI Properties, Ltd.	11,386
1,200	Daito Trust Construction Co., Ltd.	131,209
11,500	Daiwa House Industry Co., Ltd.	345,147
887	Deutsche Euroshop AG	21,035
2,676	Deutsche Wohnen SE	163,797
1,139	Dic Asset AG	19,678
2,651	Dios Fastigheter AB	27,460
1,450	DREAM Unlimited Corp.	30,980
34,000	Emperor International Holdings	4,945
3,263	Fabege AB	52,371
73,677	Far East Consortium International, Ltd.	27,755
687	Fastighets AB Balder*	43,125
1,147	FirstService Corp.	196,435
11,092	Foxtons Group plc*	8,645
16,000	Frasers Property, Ltd.	13,446
4,500	Gav-Yam Lands Corp., Ltd.	43,150
1,100	Goldcrest Co., Ltd.	16,453
17,039	Grainger plc	67,211
977	Grand City Properties SA	26,390
10,197	Great Eagle Holdings, Ltd.	34,673
17,100	GuocoLand, Ltd.	20,366
28,000	Hang Lung Group, Ltd.	71,384
24,984	Hang Lung Properties, Ltd.	60,673
1,200	Heiwa Real Estate Co., Ltd.	45,246
5,154	Helical plc	31,020
17,706	Henderson Land Development Co., Ltd.	83,922
37,840	HKR International, Ltd.	17,984
9,400	Ho Bee Land, Ltd.	20,132
18,500	Hong Fok Corp., Ltd.	11,426
9,900	Hongkong Land Holdings, Ltd.	47,160
2,049	Hufvudstaden AB	34,854
3,000	Hulic Co., Ltd.	33,746
11,000	Hysan Development Co., Ltd.	43,850
12,900	Ichigo, Inc.	40,865
242	Immobel SA	20,915
1,302	IMMOFINANZ AG*	29,258
1,253	Instone Real Estate Group AG(a)	37,729
29	Intershop Holdings AG	19,063
2,000	Invesque, Inc.*	5,640
164	Investis Holding SA	18,173
25,000	K Wah International Holdings Ltd.	12,139
2,000	Katitas Co., Ltd.	56,202
22,225	Kerry Properties, Ltd.	73,281
14,365	Klovern AB	28,750
1,455	Kojamo Oyj	33,244
26,000	Kowloon Development Co., Ltd.	30,717
3,796	Kungsleden AB	45,969
11,400	Lai Sun Development Co., Ltd.*	9,133
112,800	Landing International Development, Ltd.*	3,632
44,500	Langham Hospitality Investment*	5,617
944	LEG Immobilien SE	135,992
7,615	Lend Lease Group	65,447

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
8,000	Liu Chong Hing Investment, Ltd.	$8,593
4,644	LSL Property Services plc*	27,781
578	Melisron, Ltd.*	39,600
59,000	Mingfa Group International Co., Ltd.*	4,115
31,000	Mirainovate Co., Ltd.*	8,371
4,800	Mitsubishi Estate Co., Ltd.	77,606
5,100	Mitsui Fudosan Co., Ltd.	118,089
9,306	Mivne Real Estate KD, Ltd.	27,012
255	Mobimo Holding AG, Registered Shares	83,711
100	Morguard Corp.	11,389
15,087	New World Development Co., Ltd.	78,409
1,967	Nexity SA	98,384
800	Nippon Commercial Development Co., Ltd.	12,536
1,700	Nisshin Group Holdings Co., Ltd.	7,069
3,200	Nomura Real Estate Holdings, Inc.	81,164
3,463	Nyfosa AB	46,798
1,700	Open House Co., Ltd.	79,922
17,900	Oue, Ltd.	17,724
53,896	Oxley Holdings, Ltd.	9,430
25,655	Pacific Century Premium Developments, Ltd.*	2,444
1,195	Platzer Fastigheter Holding AB, Class B	18,128
779	PSP Swiss Property AG	98,821
700	Raysum Co., Ltd.	5,250
3,244	Real Matters, Inc.*	46,799
2,300	Relo Group, Inc.	52,566
24,202	Samhallsbyggnadsbolaget i Norden AB	101,467
1,200	SAMTY Co., Ltd.	23,015
6,354	Savills plc	101,079
1,875	Selvaag Bolig ASA	12,945
2,600	Shinoken Group Co., Ltd.	28,527
795	Shurgard Self Storage SA	38,346
100,800	Sinarmas Land, Ltd.	21,022
52,358	Sino Land Co., Ltd.	82,543
5,000	Soundwill Holdings, Ltd.	5,603
5,113	St. Modwen Properties plc	39,394
2,700	Sumitomo Realty & Development Co., Ltd.	96,465
1,493	Summit Real Estate Holdings, Ltd.*	22,532
1,800	Sun Frontier Fudousan Co., Ltd.	16,944
5,921	Sun Hung Kai Properties, Ltd.	88,234
10,646	Swire Pacific, Ltd., Class A	72,194
17,500	Swire Pacific, Ltd., Class B	19,678
8,600	Swire Properties, Ltd.	25,642
2,643	Swiss Prime Site AG	262,356
1,304	TAG Immobilien AG	41,403
21,000	TAI Cheung Holdings, Ltd.	13,405
4,200	Takara Leben Co., Ltd.	12,701
2,900	Toc Co., Ltd.	17,798
6,400	Tokyo Tatemono Co., Ltd.	91,230
9,000	Tokyu Fudosan Holdings Corp.	54,103
2,400	Tosei Corp.	23,177
6,860	U & I Group plc*	9,012
213	UBM Development AG	10,482
7,900	UOL Group, Ltd.	42,955
1,345	Vonovia SE	87,026
2,528	Wallenstam AB	39,967
6	Warteck Invest AG	15,568
6,203	Watkin Jones plc	18,455

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
9,829	Wharf Real Estate Investment Co., Ltd.	$57,159
2,034	Wihlborgs Fastigheter AB	44,089
20,700	Wing Tai Holdings, Ltd.	27,737
16,000	Wing Tai Properties, Ltd.	9,592
17	Zug Estates Holding AG	36,576

		6,112,646

Road & Rail (1.4%):
52,525	Aurizon Holdings, Ltd.	146,599
4,552	Canadian National Railway Co.	480,327
5,045	Canadian Pacific Railway, Ltd.	388,011
600	Central Japan Railway Co.	90,985
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	18,172
52,900	ComfortDelGro Corp., Ltd.	64,624
502	DSV PANALPINA A/S	117,062
1,300	East Japan Railway Co.	93,181
23,551	Europcar Mobility Group*(a)	13,321
64,976	FirstGroup plc*	73,577
1,200	Fukuyama Transporting Co., Ltd.	44,463
4,083	Go-Ahead Group plc*	63,186
1,000	Hamakyorex Co., Ltd.	28,710
2,400	Hankyu Hanshin Holdings, Inc.	73,909
2,200	Hitachi Transport System, Ltd.	90,969
1,100	Ichinen Holdings Co., Ltd.	12,055
206	Jungfraubahn Holding AG, Registered Shares*	32,516
2,500	Keikyu Corp.	30,515
700	Keio Corp.	41,137
1,200	Keisei Electric Railway Co., Ltd.	38,283
1,500	Kintetsu Group Holdings Co., Ltd.*	52,649
400	Maruzen Showa Unyu Co., Ltd.	11,974
7,711	MTR Corp., Ltd.	42,954
1,000	Nagoya Railroad Co., Ltd.*	18,544
1,600	Nankai Electric Railway Co., Ltd.	34,170
13,705	National Express Group plc*	50,558
2,200	Nikkon Holdings Co., Ltd.	47,710
1,800	Nippon Express Co., Ltd.	137,047
1,300	Nishi-Nippon Railroad Co., Ltd.	31,445
5,199	Nobina AB(a)	47,227
2,000	Odakyu Electric Railway Co., Ltd.	50,412
13,546	Redde Northgate plc	74,889
500	Sakai Moving Service Co., Ltd.	25,905
2,300	Sankyu, Inc.	99,356
4,500	Seino Holdings Co., Ltd.	57,670
6,400	Senko Group Holdings Co., Ltd.	62,443
721	Sixt SE*	97,071
975	Sixt SE	78,607
1,000	Sotetsu Holdings, Inc.	19,668
31,768	Stagecoach Group plc*	36,081
278	Stef S.A.	29,898
5,161	Tfi International, Inc.	471,253
1,500	Tobu Railway Co., Ltd.	38,770
3,400	Tokyu Corp.	46,231
300	Tonami Holdings Co., Ltd.	12,557
3,913	Tourism Holdings, Ltd.*	6,918
600	Trancom Co., Ltd.	42,930
15,330	Transport International Holdings, Ltd.	29,973
1,100	West Japan Railway Co.	62,701

		3,759,213

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.0%):
1,800	Advantest Corp.	$161,413
9,500	Aem Holdings, Ltd.	27,086
5,246	ams AG*	105,291
1,116	ASM International NV	366,899
7,219	ASM Pacific Technology, Ltd.	97,819
2,381	ASML Holding NV, NYS	1,644,890
3,418	BE Semiconductor Industries NV	290,175
45,000	BOE Varitronix, Ltd.	34,718
569	Camtek, Ltd./Israel*	21,629
2,291	Dialog Semiconductor plc*	178,048
279	Elmos Semiconductor SE	12,073
2,300	Ferrotec Holdings Corp.	70,784
438	First Sensor AG	22,174
2,728	Infineon Technologies AG	109,382
2,200	Japan Material Co., Ltd.	26,744
600	Lasertec Corp.	116,370
879	Melexis NV	91,260
800	Mimasu Semiconductor Industry	19,646
500	Mitsui High-Tec, Inc.	28,721
389	Nova Measuring Instruments, Ltd.*	39,964
1,100	Optorun Co., Ltd.	24,471
9,700	Renesas Electronics Corp.*	104,958
700	ROHM Co., Ltd.	64,766
1,200	Sanken Electric Co., Ltd.*	59,714
300	Shindengen Electric Manufacturing Co., Ltd.*	12,714
2,100	Shinko Electric Industries Co., Ltd.	76,903
992	Siltronic AG	165,283
611	Soitec*	134,785
6,646	STMicroelectronics NV	241,235
5,500	SUMCO Corp.	134,336
1,100	Tokyo Electron, Ltd.	473,660
800	Tokyo Seimitsu Co., Ltd.	36,248
1,000	Towa Corp.	20,521
3,609	Tower Semiconductor, Ltd.*	106,213
1,200	Tri Chemical Laboratories, Inc.	35,518
1,300	Ulvac, Inc.	65,931
1,200	Yamaichi Electronics Co., Ltd.	17,947

		5,240,289

Software (1.1%):
1,800	Access Co., Ltd.*	14,711
3,669	Altium, Ltd.	100,979
3,980	Avast plc(a)	26,965
1,040	AVEVA Group plc	53,398
4,889	BlackBerry, Ltd.*	59,761
4,900	Broadleaf Co., Ltd.	22,799
500	Computer Engineering & Consulting, Ltd.	7,132
101	Constellation Software, Inc.	152,992
1,400	Cresco, Ltd.	24,015
1,200	Cybozu, Inc.^	25,389
109	Dassault Systemes SA	26,440
564	Descartes Systems Group, Inc.*	39,006
300	Digital Arts, Inc.	22,835
1,000	Enghouse Systems, Ltd.	44,530
800	Fuji Soft, Inc.	40,128
8,509	Hansen Technology, Ltd.	39,470
690	Hilan, Ltd.	33,315
5,100	Infomart Corp.	41,584

Shares		Value
Common Stocks, continued
Software, continued
16,011	Infomedia, Ltd.	$18,439
7,858	Integrated Research, Ltd.	11,459
3,230	IRESS, Ltd.	31,234
600	Justsystems Corp.	35,341
200	Kinaxis, Inc.*	26,314
1,361	Lectra	51,493
172	Linedata Services	8,036
1,195	Magic Software Enterprises, Ltd.	19,322
8,235	Micro Focus International plc, ADR	62,010
500	Miroku Jyoho Service Co., Ltd.	7,181
1,788	Nemetschek SE	136,951
249	Netcompany Group A/S(a)	28,368
363	NICE Systems, Ltd.*	89,592
600	Open Text Corp.	30,474
3,485	Open Text Corp.	177,038
400	Oracle Corp.	30,618
2,900	Rakus Co., Ltd.	79,145
3,268	Sage Group plc	30,953
3,190	SAP SE	450,046
1,391	SimCorp A/S	175,086
1,484	Software AG	66,837
500	SRA Holdings	12,013
2,100	Systena Corp.	39,959
8,525	Technology One, Ltd.	59,487
1,295	Temenos AG	208,138
1,900	Trend Micro, Inc.	99,567
12,001	Vista Group International, Ltd.*	20,042

		2,780,592

Specialty Retail (1.6%):
400	ABC-Mart, Inc.	22,859
16,866	Accent Group, Ltd.	35,279
10,400	Adairs, Ltd.	33,133
1,300	Adastria Co., Ltd.	23,863
900	Alpen Co., Ltd.	23,920
2,600	Aoki Holdings, Inc.	15,582
2,800	Aoyama Trading Co., Ltd.*	19,476
3,236	AP Eagers, Ltd.	40,176
2,500	Autobacs Seven Co., Ltd.	33,257
613	Autocanada, Inc.*	24,700
2,300	BIC Camera, Inc.	23,163
4,193	Bilia AB, Class A	88,880
3,245	Byggmax Group AB	29,435
2,609	Carasso Motors, Ltd.	13,356
16,294	Card Factory plc*	14,127
3,919	Ceconomy AG*	19,127
800	Chiyoda Co., Ltd.	6,372
18,000	Chow Sang Sang Holdings International, Ltd.	31,159
31,200	Chow Tai Fook Jewellery Group, Ltd.	71,290
4,700	DCM Holdings Co., Ltd.	44,757
39,375	Dixons Carphone plc*	70,947
2,720	Dufry AG, Registered Shares*	161,192
4,536	Dunelm Group plc	89,079
4,900	Edion Corp.	47,852
115,950	Esprit Holdings, Ltd.*	11,350
400	Fast Retailing Co., Ltd.	300,999
1,157	Fielmann AG*	90,466
878	Fnac Darty SA*	56,513

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
9,000	Frasers Group plc*	$75,057
2,300	Geo Holdings Corp.	25,463
130,000	Giordano International, Ltd.	28,298
1,946	Grandvision BV(a)	65,068
13,359	Halfords Group plc*	79,810
8,861	Hennes & Mauritz AB, Class B*	210,335
300	Hikari Tsushin, Inc.	52,678
483	Hornbach Baumarkt AG	21,253
721	Hornbach Holding AG & Co. KGaA	82,155
5,100	Idom, Inc.	30,038
5,629	Industria de Diseno Textil SA	198,324
4,269	JB Hi-Fi, Ltd.	161,942
10,230	JD Sports Fashion plc	130,249
700	JINS Holdings, Inc.	53,611
1,500	Joshin Denki Co., Ltd.	36,313
26,469	Kathmandu Holdings, Ltd.	29,772
1,700	Keiyo Co., Ltd.	12,012
36,342	Kingfisher plc	183,331
900	Kohnan Shoji Co., Ltd.	30,946
1,600	Komeri Co., Ltd.	37,700
5,800	K’s Holding Corp.	66,664
1,766	Leon’s Furniture, Ltd.	32,060
15,750	L’occitane International SA	57,613
19,046	Lookers plc*	18,655
14,000	Luk Fook Holdings International, Ltd.	48,326
2,347	Matas A/S	42,588
1,681	Mekonomen AB*	27,784
2,955	Mobilezone Holding AG	34,764
3,966	Nick Scali, Ltd.	34,886
1,900	Nishimatsuya Chain Co., Ltd.	25,780
400	Nitori Co., Ltd.	70,818
1,800	Nojima Corp.	44,482
28,290	Oriental Watch Holdings	15,923
1,400	Pal Group Holdings Co., Ltd.	21,746
76,677	Pendragon plc*	19,614
19,618	Pets At Home Group plc	123,837
2,736	Premier Investments, Ltd.	58,554
400	Shimamura Co., Ltd.	38,379
8,071	Super Retail Group, Ltd.	78,150
3,968	Superdry plc*	23,662
900	T-Gaia Corp.	15,820
1,300	United Arrows, Ltd.*	25,163
2,400	USS Co., Ltd.	41,855
240	Valora Holding AG*	50,514
8,200	VT Holdings Co., Ltd.	34,119
2,572	WHSmith plc*	57,333
8,059	Wickes Group plc*	27,421
300	Workman Co., Ltd.	21,016
800	World Co., Ltd.*	10,533
700	Xebio Holdings Co., Ltd.	6,093
2,913	XXL ASA*(a)	6,173
10,200	Yamada Holdings Co., Ltd.	47,096
800	Yellow Hat, Ltd.	14,169

		4,228,254

Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	127,682
4,400	Canon, Inc.	99,511

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
700	EIZO Corp.	$31,278
1,800	Elecom Co., Ltd.	33,678
2,300	FUJIFILM Holdings Corp.	170,523
16,000	Konica Minolta, Inc.	88,406
1,323	Logitech International SA, Class R	160,385
1,900	Maxell Holdings, Ltd.*	21,235
4,900	Mcj Co., Ltd.	54,611
5,300	NEC Corp.	272,791
1,300	Noritsu Koki Co., Ltd.	27,818
1,935	Quadient	58,160
10,400	Ricoh Co., Ltd.	117,205
600	Roland Dg Corp.	14,395
2,197	S&T AG	50,353
7,600	Seiko Epson Corp.	133,630
1,200	Toshiba Tec Corp.	49,354
4,400	Wacom Co., Ltd.	27,862

		1,538,877

Textiles, Apparel & Luxury Goods (2.2%):
1,248	Adidas AG	464,660
3,137	Aritzia, Inc.*	93,852
1,383	Brunello Cucinelli SpA*	81,035
6,313	Burberry Group plc*	180,786
364	Calida Holding AG	13,776
408	Canada Goose Holdings, Inc.*	17,846
951	Chargeurs SA	26,412
2,481	Cie Financiere Richemont SA	300,461
35,102	Coats Group plc	33,102
485	Delta-Galil Industries, Ltd.	20,112
449	Fox Wizel, Ltd.	51,497
1,142	Gildan Activewear, Inc.	42,163
400	Goldwin, Inc.	23,509
900	Gunze, Ltd.	37,461
189	Hermes International SA	275,538
2,296	Hugo Boss AG	124,926
473	Kering	413,858
1,500	Komatsu Matere Co., Ltd.	12,177
700	Kurabo Industries, Ltd.	11,982
2,199	LVMH Moet Hennessy Louis Vuitton SA	1,726,373
3,457	Moncler SpA	233,988
3,560	New Wave Group AB*	45,192
5,000	Onward Holdings Co., Ltd.	15,119
9,893	Ovs SpA*(a)	18,726
44,000	Pacific Textiles Holdings, Ltd.	26,466
4,884	Pandora A/S	658,207
10,400	Prada SpA	78,963
287	Puma SE	34,215
52,500	Samsonite International SA*(a)	107,379
2,100	Sankyo Seiko Co., Ltd.	10,264
500	Sanyo Shokai, Ltd.*	4,243
1,000	Seiren Co., Ltd.	19,745
17,500	Stella International Holdings, Ltd.*	27,048
451	Swatch Group AG (The), Class B	154,837
1,054	Swatch Group AG (The), Registered Shares	69,591
2,999	Ted Baker plc*	6,012
60,000	Texwinca Holdings, Ltd.	13,267
404	Tod’s SpA*	27,431
3,200	Tsi Holdings Co., Ltd.*	9,531

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,500	Unitika, Ltd.*	$17,422
2,000	Wacoal Holdings Corp.	45,269
40,014	Yue Yuen Industrial Holdings, Ltd.*	98,848

		5,673,289

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG	34,263
3,618	Deutsche Pfandbriefbank AG(a)	35,767
615	Equitable Group, Inc.	66,011
1,100	Firm Capital Mortgage Investment Corp.	13,073
16,190	Genworth Mortgage Insurance AU*	26,640
2,112	Home Capital Group, Inc.*	63,391
4,785	MyState, Ltd.	16,782
9,478	OSB Group plc	60,830
10,978	Paragon Banking Group plc	77,375
3,600	Timbercreek Financial Corp.	27,710

		421,842

Tobacco (0.5%):
14,523	British American Tobacco plc	566,059
18,433	Imperial Brands plc, Class A	397,166
13,100	Japan Tobacco, Inc.	247,445
3,118	Scandinavian Tobacco Group A/S(a)	63,756
7,790	Swedish Match AB	66,462

		1,340,888

Trading Companies & Distributors (2.2%):
10,548	AddTech AB, Class B*	175,131
1,000	Alconix Corp.	13,184
7,338	Ashtead Group plc	544,961
653	BayWa AG	28,183
4,032	Beijer Ref AB*	71,908
1,271	Bergman & Beving AB	19,714
9,600	BOC Aviation, Ltd.(a)	80,988
388	Bossard Holding AG	118,544
5,765	Brenntag AG	536,080
1,375	Bufab AB	38,097
4,067	Bunzl plc	134,464
70,000	China Strategic Holdings, Ltd.*	1,026
400	Daiichi Jitsugyo Co., Ltd.	15,427
1,506	Diploma plc	60,540
4,000	Doman Building Materials Group, Ltd.	26,981
2,662	Ferguson plc	370,496
7,400	Finning International, Inc.	193,747
7,815	Grafton Group plc	124,091
1,700	Hanwa Co., Ltd.	49,103
25,435	Howden Joinery Group plc	287,553
410	Imcd Group NV	65,228
1,800	Inaba Denki Sangyo Co., Ltd.	41,894
1,800	Inabata & Co., Ltd.	27,720
5,711	Indutrade AB	146,251
9,000	Itochu Corp.	258,737
2,000	Iwatani Corp.	119,872
616	Jacquet Metals SA	14,253
500	Japan Pulp & Paper Co., Ltd.	15,886
700	Kamei Corp.	7,066
900	Kanaden Corp.	8,505
1,700	Kanamoto Co., Ltd.	39,138
3,100	Kanematsu Corp.	41,252

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,972	Kloeckner & Co. SE*	$40,772
14,200	Marubeni Corp.	123,441
600	Mitani Corp.	37,486
6,700	Mitsubishi Corp.	182,529
8,600	Mitsui & Co., Ltd.	193,528
1,271	Momentum Group AB, Class B	25,950
3,600	MonotaRo Co., Ltd.	85,287
4,300	Nagase & Co., Ltd.	64,160
600	Nichiden Corp.	11,633
500	Nippon Steel Trading Corp.	19,663
1,200	Nishio Rent All Co., Ltd.	33,471
700	Onoken Co., Ltd.	7,995
3,525	Reece, Ltd.	62,592
9,256	Rexel SA	193,689
2,592	Richelieu Hardware, Ltd.	83,904
1,404	Russel Metals, Inc.	38,368
600	Senshu Electric Co., Ltd.	20,982
2,458	Seven Group Holdings, Ltd.	37,587
38,500	Sojitz Corp.	115,956
409	Solar A/S	35,544
17,864	Speedy Hire plc*	17,788
6,600	Sumitomo Corp.	88,311
2,372	Toromont Industries, Ltd.	206,694
1,900	Toyota Tsushu Corp.	89,638
7,192	Travis Perkins plc*	168,126
1,000	Trusco Nakayama Corp.	25,455
800	Wajax Corp.	15,530
2,700	Wakita & Co., Ltd.	24,883
2,700	Yamazen Corp.	24,299
800	Yuasa Trading Co., Ltd.	21,638

		5,772,919

Transportation Infrastructure (0.4%):
242	Aena SME SA*(a)	39,676
496	Aeroports de Paris*	64,651
2,191	Atlantia SpA*	39,701
9,083	Atlas Arteria, Ltd.	43,393
8,117	Auckland International Airport, Ltd.*	41,234
671	Flughafen Zuerich AG*	111,031
1,452	Fraport AG*	98,918
2,198	Getlink SE	34,286
1,618	Hamburger Hafen und Logistik AG	40,732
182,200	Hutchison Port Holdings Trust	40,976
1,940	James Fisher & Sons plc	24,877
400	Japan Airport Terminal Co., Ltd.*	17,962
3,500	Kamigumi Co., Ltd.	70,794
1,400	Mitsubishi Logistics Corp.	41,453
400	Nissin Corp.	5,270
5,399	Port of Tauranga, Ltd.	26,522
32,583	Qube Holdings, Ltd.	77,463
2,100	Sumitomo Warehouse Co., Ltd. (The)	30,183
11,723	Sydney Airport*	50,908
9,135	Transurban Group	97,693
2,729	Westshore Terminals Investment Corp.	37,608

		1,035,331

Water Utilities (0.1%):
7,110	Pennon Group plc	111,736
2,562	Severn Trent plc	88,606

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Water Utilities, continued
45,000	Siic Environment Holdings, Ltd.	$6,860
8,586	United Utilities Group plc	115,774

		322,976

Wireless Telecommunication Services (1.4%):
1,292	1&1 AG	39,512
3,670	Cellcom Israel, Ltd.*	15,978
5,583	Freenet AG	131,949
88,000	Hutchison Telecommunications Holdings, Ltd.	17,342
27,900	KDDI Corp.	870,018
5,186	Millicom International Cellular SA, SDR*	205,457
1,000	Okinawa Cellular Telephone Co.	46,269
1,324	Orange Belgium SA	29,702
5,106	Partner Communications Co.*	23,402
1,900	Rogers Communications, Inc., Class B	101,025
1,708	Rogers Communications, Inc., Class B	90,763
35,000	Smartone Telecommunications Ho	20,736
9,900	Softbank Corp.	129,518
17,300	SoftBank Group Corp.	1,211,687
21,800	StarHub, Ltd.	19,779
4,847	Tele2 AB	66,072
306,023	Vodafone Group plc	514,637

		3,533,846

Total Common Stocks (Cost $196,550,533)		256,028,263

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,421	Bayerische Motoren Werke AG (BMW), 2.53%, 5/15/20	127,704
1,645	Porsche Automobil Holding SE, 2.45%, 5/20/20	176,248
2,660	Volkswagen AG, 2.30%, 5/8/20	666,982

		970,934

Household Products (0.0%†):
361	Henkel AG & Co. KGaA, 2.08%, 4/21/20	38,110

Total Preferred Stocks (Cost $745,174)		1,009,044

Contracts, Shares or Principal Amount		Value
Warrants (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	$—

Oil, Gas & Consumable Fuels (0.0%†):
766	Cenovus Energy, Inc., 1/1/26	4,141

Total Warrants (Cost $–)		4,141

Rights (0.0%†):
Construction & Engineering (0.0%†):
4,630	ACS Actividades de Construccion y Servicios SA, Expires on 7/7/21*	6,477

Food & Staples Retailing (0.0%†):
1,425	Olam International, Ltd., Expires on 7/20/21*	371

Food Products (0.0%†):
2,056	Costa Group Holdings, Ltd., Expires on 7/20/21*	447

Total Rights (Cost $7,020)		7,295

Short-Term Security Held as Collateral for Securities on Loan (1.3%):
3,404,532	BlackRock Liquidity FedFund, Institutional Class , 0.04%(c)(d)	3,404,532

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,404,532)		3,404,532

Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
647,476	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	647,476

Total Unaffiliated Investment Company (Cost $647,476)		647,476

Total Investment Securities (Cost $201,354,735)—100.6%		261,100,751
Net other assets (liabilities)—(0.6)%		(1,683,574)

Net Assets—100.0%		$259,417,177

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $3,221,294.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(d)	The rate represents the effective yield at June 30, 2021.

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage

Australia	6.3%
Austria	0.5%
Belgium	1.1%
Bermuda	— %†
Cambodia	— %†
Canada	9.7%
Cayman Islands	— %†
China	0.2%
Colombia	— %†
Denmark	2.4%
Egypt	— %†
European Community	— %†
Faroe Islands	— %†
Finland	1.7%
France	7.2%
Germany	7.0%
Hong Kong	2.2%
India	— %†
Ireland	1.2%
Isle of Man	0.1%
Israel	0.8%

Country	Percentage
Italy	2.4%
Japan	22.1%
Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.6%
Malta	— %†
Mexico	— %†
Netherlands	3.9%
New Zealand	0.5%
Norway	0.7%
Peru	— %†
Portugal	0.2%
Singapore	0.9%
South Africa	— %†
Spain	2.1%
Sweden	3.3%
Switzerland	8.0%
United Arab Emirates	— %†
United Kingdom	13.1%
United States	1.8%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$201,354,735

Investment securities, at value(a)	$261,100,751
Cash	3,074
Interest and dividends receivable	410,333
Foreign currency, at value (cost $804,092)	795,648
Receivable for investments sold	444,359
Reclaims receivable	949,102
Prepaid expenses	13,702

Total Assets	263,716,969

Liabilities:
Payable for investments purchased	620,811
Payable for collateral received on loaned securities	3,404,532
Manager fees payable	163,550
Administration fees payable	8,263
Distribution fees payable	54,517
Custodian fees payable	10,691
Administrative and compliance services fees payable	613
Transfer agent fees payable	1,306
Trustee fees payable	3,080
Other accrued liabilities	32,429

Total Liabilities	4,299,792

Net Assets	$259,417,177

Net Assets Consist of:
Paid in capital	$185,742,583
Total distributable earnings	73,674,594

Net Assets	$259,417,177

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,058,848
Net Asset Value (offering and redemption price per share)	$12.32

(a)	Includes securities on loan of $3,221,294.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$4,841,472
Income from securities lending	20,376
Foreign withholding tax	(512,004)

Total Investment Income	4,349,844

Expenses:
Manager fees	1,261,443
Administration fees	31,683
Distribution fees	331,958
Custodian fees	36,692
Administrative and compliance services fees	1,951
Transfer agent fees	2,970
Trustee fees	7,016
Professional fees	6,540
Shareholder reports	3,229
Other expenses	21,876

Total expenses before reductions	1,705,358
Less expenses voluntarily waived/reimbursed by the Manager	(265,569)

Net expenses	1,439,789

Net Investment Income/(Loss)	2,910,055

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	9,355,360
Change in net unrealized appreciation/depreciation on securities and foreign currencies	16,786,064

Net realized and Change in net unrealized gains/losses on investments	26,141,424

Change in Net Assets Resulting From Operations	$29,051,479

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,910,055	$3,194,467
Net realized gains/(losses) on investments	9,355,360	(16,172)
Change in unrealized appreciation/depreciation on investments	16,786,064	17,605,651

Change in net assets resulting from operations	29,051,479	20,783,946

Distributions to Shareholders:
Distributions	—	(6,243,472)

Change in net assets resulting from distributions to shareholders	—	(6,243,472)

Capital Transactions:
Proceeds from shares issued	272,770	28,562,814
Proceeds from dividends reinvested	—	6,243,472
Value of shares redeemed	(34,967,490)	(60,172,623)

Change in net assets resulting from capital transactions	(34,694,720)	(25,366,337)

Change in net assets	(5,643,241)	(10,825,863)
Net Assets:
Beginning of period	265,060,418	275,886,281

End of period	$259,417,177	$265,060,418

Share Transactions:
Shares issued	22,089	3,629,639
Dividends reinvested	—	642,332
Shares redeemed	(2,926,446)	(6,396,250)

Change in shares	(2,904,357)	(2,124,279)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$11.06		$10.58	$9.20	$11.46	$9.21	$9.03

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.12 (a)	0.21 (a)	0.17	0.19	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	1.13		0.61	1.65	(2.16)	2.21	0.17

Total from Investment Activities	1.26		0.73	1.86	(1.99)	2.40	0.28

Distributions to Shareholders From:
Net Investment Income	—		(0.25)	(0.15)	(0.21)	(0.15)	(0.10)
Net Realized Gains	—		—	(0.33)	(0.06)	—	—

Total Dividends	—		(0.25)	(0.48)	(0.27)	(0.15)	(0.10)

Net Asset Value, End of Period	$12.32		$11.06	$10.58	$9.20	$11.46	$9.21

Total Return(b)	11.39	%(c)	7.25%	20.72%	(17.65)%	26.09%	3.17%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$259,417		$265,060	$275,886	$253,044	$258,959	$252,697
Net Investment Income/(Loss)(d)	2.19%		1.29%	2.09%	1.63%	1.48%	1.62%
Expenses Before Reductions(d)(e)	1.28%		1.34%	1.33%	1.38%	1.41%	1.39%
Expenses Net of Reductions(d)	1.08%		1.14%	1.13%	1.18%	1.21%	1.19%
Portfolio Turnover Rate	1	%(c)	14%	6%	20%	4%	11%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,030 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,404,532 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA International Core Equity Fund	0.95%	1.39%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.75% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$41,496,083	$214,532,180	$—	#	$256,028,263
Preferred Stocks+	—	1,009,044	—		1,009,044
Warrants+	4,141	—	—		4,141
Rights+	6,924	371	—		7,295
Short-Term Security Held as Collateral for Securities on Loan	3,404,532	—	—		3,404,532
Unaffiliated Investment Company	647,476	—	—		647,476

Total Investment Securities	$45,559,156	$215,541,595	$—		$261,100,751

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA International Core Equity Fund	$2,120,691	$37,315,835

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $224,644,979. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$71,321,343
Unrealized (depreciation)	(29,375,719)

Net unrealized appreciation/(depreciation)	$41,945,624

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA International Core Equity Fund	$—	$973,492	$973,492

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA International Core Equity Fund	$6,243,472	$—	$6,243,472

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA International Core Equity Fund	$3,585,484	$—	$(973,492)	$42,011,123	$44,623,115

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

AZL DFA International Core Equity Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Special Joint Meeting of Shareholders Page 31

Other Information Page 34

Statement Regarding the Trust’s Liquidity Risk Management Program Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,172.50	$4.42	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.73	$4.11	0.82%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	24.2%

Financials	14.2

Consumer Discretionary	12.5

Industrials	12.3

Health Care	11.6

Communication Services	8.7

Consumer Staples	5.8

Materials	4.2

Energy	3.5

Utilities	2.4

Real Estate	0.3

Total Common Stocks and Preferred Stocks	99.7

Warrant	— †

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	0.4

Unaffiliated Investment Company	0.2

Total Investment Securities	100.3

Net other assets (liabilities)	(0.3)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.6%):
1,210	AAR Corp.*	$46,888
2,968	Aerojet Rocketdyne Holdings, Inc.	143,325
358	AeroVironment, Inc.*	35,854
712	Astronics Corp.*	12,467
415	Astronics Corp., Class B*	6,764
1,160	Axon Enterprise, Inc.*	205,088
4,420	Boeing Co. (The)*	1,058,855
2,720	BWX Technologies, Inc.	158,086
685	CPI Aerostructures, Inc.*	2,432
1,225	Curtiss-Wright Corp.	145,481
625	Ducommun, Inc.*	34,100
2,570	General Dynamics Corp.	483,828
769	HEICO Corp.	107,214
1,107	HEICO Corp., Class A	137,467
2,189	Hexcel Corp.*	136,594
5,511	Howmet Aerospace, Inc.*	189,964
1,188	Huntington Ingalls Industries, Inc.	250,371
2,947	Kratos Defense & Security Solutions, Inc.*	83,960
1,779	L3harris Technologies, Inc.	384,531
2,834	Lockheed Martin Corp.	1,072,244
1,378	Mercury Systems, Inc.*	91,334
913	Moog, Inc., Class A	76,747
343	National Presto Industries, Inc.	34,866
1,636	Northrop Grumman Corp.	594,571
953	Park Aerospace Corp., Class C	14,200
12,462	Raytheon Technologies Corp.	1,063,133
2,910	Spirit AeroSystems Holdings, Inc., Class A	137,323
731	Teledyne Technologies, Inc.*	306,165
4,007	Textron, Inc.	275,561
521	TransDigm Group, Inc.*	337,238
337	Vectrus, Inc.*	16,038

		7,642,689

Air Freight & Logistics (0.7%):
2,159	Air Transport Services Group, Inc.*	50,154
464	Atlas Air Worldwide Holdings, Inc.*	31,603
3,174	C.H. Robinson Worldwide, Inc.	297,309
1,026	Echo Global Logistics, Inc.*	31,539
2,787	Expeditors International of Washington, Inc.	352,834
2,588	FedEx Corp.	772,078
619	Forward Air Corp.	55,555
766	Hub Group, Inc., Class A*	50,541
3,266	Radiant Logistics, Inc.*	22,633
7,203	United Parcel Service, Inc., Class B	1,498,008
2,083	XPO Logistics, Inc.*	291,391

		3,453,645

Airlines (0.3%):
3,371	Alaska Air Group, Inc.*	203,305
229	Allegiant Travel Co.*	44,426
7,999	American Airlines Group, Inc.*	169,659
841	Copa Holdings SA, Class A*	63,353
3,063	Delta Air Lines, Inc.*	132,505
1,057	Hawaiian Holdings, Inc.*	25,759
9,359	JetBlue Airways Corp.*	157,044
1,602	SkyWest, Inc.*	68,998
6,753	Southwest Airlines Co.*	358,517
2,445	Spirit Airlines, Inc.*	74,426

Shares		Value
Common Stocks, continued
Airlines, continued
4,270	United Airlines Holdings, Inc.*	$223,278

		1,521,270

Auto Components (0.6%):
2,780	Adient plc*	125,656
4,269	American Axle & Manufacturing Holdings, Inc.*	44,184
2,394	Aptiv plc*	376,648
2,666	Autoliv, Inc.	260,628
6,898	BorgWarner, Inc.	334,829
1,256	Cooper-Standard Holding, Inc.*	36,424
3,513	Dana, Inc.	83,469
687	Dorman Products, Inc.*	71,221
1,147	Fox Factory Holding Corp.*	178,542
7,599	Gentex Corp.	251,451
799	Gentherm, Inc.*	56,769
8,665	Goodyear Tire & Rubber Co. (The)*	148,605
1,365	Horizon Global Corp.*	11,575
578	LCI Industries	75,961
1,758	Lear Corp.	308,142
3,637	Modine Manufacturing Co.*	60,338
1,190	Motorcar Parts of America, Inc.*	26,704
616	Standard Motor Products, Inc.	26,704
587	Stoneridge, Inc.*	17,316
275	Strattec Security Corp.*	12,227
1,349	Tenneco, Inc.*	26,063
3,249	Veoneer, Inc.*^	74,889
517	Visteon Corp.*	62,526
1,621	VOXX International Corp.*	22,710

		2,693,581

Automobiles (0.9%):
35,698	Ford Motor Co.*	530,472
22,247	General Motors Co.*	1,316,355
4,049	Harley-Davidson, Inc.	185,525
3,237	Tesla, Inc.*	2,200,189
729	Winnebago Industries, Inc.	49,543

		4,282,084

Banks (5.7%):
859	1st Source Corp.	39,909
504	ACNB Corp.	14,067
954	Allegiance Bancshares, Inc.	36,672
749	Altabancorp	32,439
661	American National Bankshares, Inc.	20,550
587	American River Bankshares	10,625
1,776	Ameris Bancorp	89,919
704	Ames National Corp.	17,255
986	Arrow Financial Corp.	35,447
3,325	Associated Banc-Corp.	68,096
1,160	Atlantic Capital Bancshares, Inc.*	29,534
2,280	Atlantic Union Bankshares Corp.	82,582
1,454	Banc of California, Inc.	25,503
646	BancFirst Corp.	40,330
2,831	Bancorp, Inc. (The)*	65,141
2,523	BancorpSouth Bank	71,477
61,085	Bank of America Corp.	2,518,535
899	Bank of Commerce Holdings	13,503
1,028	Bank of Hawaii Corp.	86,578
387	Bank of Marin Bancorp	12,345

See accompanying notes to the financial statements.

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,592	Bank of Nt Butterfield & Son, Ltd. (The)	$56,436
4,810	Bank OZK	202,790
2,950	BankUnited, Inc.	125,936
1,129	Banner Corp.	61,203
433	Bar Harbor Bankshares	12,392
842	BCB Bancorp, Inc.	11,325
2,598	Berkshire Hills Bancorp, Inc.	71,211
2,016	BOK Financial Corp.	174,586
5,245	Boston Private Financial Holdings, Inc.	77,364
2,707	Brookline Bancorp, Inc.	40,470
578	Bryn Mawr Bank Corp.	24,386
977	Byline BanCorp, Inc.	22,110
74	C&F Financial Corp.	3,774
3,138	Cadence Bancorp	65,521
843	Camden National Corp.	40,262
489	Capital City Bank Group, Inc.	12,611
2,132	Cathay General Bancorp	83,916
1,225	CBTX, Inc.	33,455
1,402	Central Pacific Financial Corp.	36,536
933	Central Valley Community Bancorp	18,800
273	Century Bancorp, Inc.	31,122
377	Chemung Financial Corp.	16,705
2,299	CIT Group, Inc.	118,605
16,872	Citigroup, Inc.	1,193,694
943	Citizens & Northern Corp.	23,103
6,103	Citizens Financial Group, Inc.	279,945
552	Citizens Holding Co.	10,190
365	City Holding Co.	27,463
938	Civista Bancshares, Inc.	20,730
735	CNB Financial Corp.	16,773
85	Codorus Valley Bancorp, Inc.	1,703
56	Colony Bankcorp, Inc.	1,000
1,908	Columbia Banking System, Inc.	73,572
3,274	Comerica, Inc.	233,567
3,398	Commerce Bancshares, Inc.	253,355
1,393	Community Bank System, Inc.	105,380
517	Community Trust Bancorp, Inc.	20,876
1,154	ConnectOne Bancorp, Inc.	30,200
1,845	Cullen/Frost Bankers, Inc.	206,640
1,643	Customers Bancorp, Inc.	64,061
4,350	CVB Financial Corp.	89,567
2,476	Dime Community Bancshares, Inc.	83,243
1,065	Eagle Bancorp, Inc.	59,725
4,301	East West Bancorp, Inc.	308,339
820	Enterprise Financial Services Corp.	38,040
682	Equity Bancshares, Inc.*	20,794
312	Evans Bancorp, Inc.	11,575
8,341	F.N.B. Corp.	102,845
1,329	Farmers National Banc Corp.	20,613
1,408	FB Financial Corp.	52,547
9,786	Fifth Third Bancorp	374,119
1,053	Financial Institutions, Inc.	31,590
6,611	First Bancorp	78,803
814	First Bancorp, Inc.	23,972
752	First Bancorp/Southern Pines NC	30,764
611	First Bancshares, Inc. (The)	22,870
1,378	First Busey Corp.	33,981

Shares		Value
Common Stocks, continued
Banks, continued
664	First Business Financial Services, Inc.	$17,974
269	First Citizens BancShares, Inc., Class A	224,007
2,520	First Commonwealth Financial Corp.	35,456
512	First Community Bankshares	15,283
3,105	First Financial Bancorp	73,371
3,832	First Financial Bankshares, Inc.	188,266
536	First Financial Corp.	21,880
733	First Financial Northwest, Inc.	11,105
1,155	First Foundation, Inc.	25,999
1,512	First Hawaiian, Inc.	42,850
14,883	First Horizon Corp.	257,178
1,244	First Interstate BancSystem, Class A	52,037
1,606	First Merchants Corp.	66,922
660	First Mid Bancshares, Inc.	26,737
4,022	First Midwest Bancorp, Inc.	79,756
1,573	First of Long Island Corp. (The)	33,395
2,517	First Republic Bank	471,107
2,253	Flushing Financial Corp.	48,282
5,044	Fulton Financial Corp.	79,594
769	German American Bancorp, Inc.	28,607
3,017	Glacier Bancorp, Inc.	166,176
397	Great Southern Bancorp, Inc.	21,398
2,353	Great Western Bancorp, Inc.	77,155
2,782	Hancock Whitney Corp.	123,632
2,408	Hanmi Financial Corp.	45,896
1,642	HarborOne BanCorp, Inc.	23,546
44	Hawthorn Bancshares, Inc.	1,002
1,853	Heartland Financial USA, Inc.	87,072
1,197	Heritage Financial Corp.	29,949
2,010	Hertiage Commerce Corp.	22,371
3,993	Hilltop Holdings, Inc.	145,345
4,922	Home Bancshares, Inc.	121,475
484	Hometrust Bancshares, Inc.	13,504
4,470	Hope BanCorp, Inc.	63,385
1,071	Horizon Bancorp	18,668
32,773	Huntington Bancshares, Inc.	467,671
855	Independent Bank Corp.	18,562
929	Independent Bank Corp.	70,139
1,169	Independent Bank Group, Inc.	86,483
1,836	International Bancshares Corp.	78,838
7,175	Investors Bancorp, Inc.	102,316
33,809	JPMorgan Chase & Co.	5,258,652
13,247	KeyCorp	273,551
1,465	Lakeland Bancorp, Inc.	25,608
582	Lakeland Financial Corp.	35,874
526	Landmark Bancorp, Inc.	14,207
712	LCNB Corp.	11,655
1,874	Live Oak Bancshares, Inc.	110,566
2,011	M&T Bank Corp.	292,218
2,571	Macatawa Bank Corp.	22,496
472	Mercantile Bank Corp.	14,254
241	Midland States BanCorp, Inc.	6,331
638	MidWestone Financial Group, Inc.	18,355
702	National Bank Holdings Corp.	26,493
514	National Bankshares, Inc.^	17,995
1,264	NBT Bancorp, Inc.	45,466
373	Nicolet Bankshares, Inc.*	26,237

See accompanying notes to the financial statements.

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
510	Northrim Bancorp, Inc.	$21,802
511	Norwood Financial Corp.	13,286
2,292	OFG Bancorp	50,699
440	Ohio Valley Banc Corp.	10,758
4,797	Old National Bancorp	84,475
2,225	Old Second Bancorp, Inc.	27,590
550	Origin Bancorp, Inc.	23,353
638	Orrstown Financial Services, Inc.	14,719
1,205	Pacific Mercantile Bancorp*	10,363
2,518	Pacific Premier Bancorp, Inc.	106,486
2,447	PacWest Bancorp	100,719
467	Park National Corp.	54,835
1,165	Peapack-Gladstone Financial Corp.	36,197
546	Penns Woods Bancorp, Inc.	13,006
608	Peoples Bancorp of NC	15,686
569	Peoples Bancorp, Inc.	16,854
11,228	People’s United Financial, Inc.	192,448
2,297	Pinnacle Financial Partners, Inc.	202,802
3,622	PNC Financial Services Group, Inc. (The)	690,933
2,484	Popular, Inc.	186,424
432	Preferred Bank Los Angeles	27,333
945	Premier Financial Bancorp, Inc.	15,923
707	Primis Financial Corp.	10,789
2,791	Prosperity Bancshares, Inc.	200,394
606	QCR Holdings, Inc.	29,143
487	Rbb BanCorp	11,795
13,669	Regions Financial Corp.	275,840
1,373	Renasant Corp.	54,920
917	Republic Bancorp, Inc., Class A	42,301
869	S & T Bancorp, Inc.	27,200
148	Salisbury Bancorp, Inc.	7,518
1,366	Sandy Spring Bancorp, Inc.	60,282
1,366	Seacoast Banking Corp of Florida	46,649
1,252	Select Bancorp, Inc.*	20,182
1,110	ServisFirst Bancshares, Inc.	75,458
1,113	Shore Bancshares, Inc.	18,643
1,028	Sierra Bancorp	26,163
1,436	Signature Bank	352,753
3,102	Simmons First National Corp., Class A	91,013
1,915	South State Corp.	156,570
950	Southside Bancshares, Inc.	36,318
5,238	Sterling Bancorp	129,850
527	Stock Yards Bancorp, Inc.	26,819
557	Summit Financial Group, Inc.	12,260
791	SVB Financial Group*	440,136
4,223	Synovus Financial Corp.	185,305
1,633	Texas Capital Bancshares, Inc.*	103,679
490	Tompkins Financial Corp.	38,004
2,209	TowneBank	67,198
820	TriCo Bancshares	34,916
959	Tristate Capital Holdings, Inc.*	19,554
1,501	Triumph BanCorp, Inc.*	111,449
11,522	Truist Financial Corp.	639,471
1,695	Trustmark Corp.	52,206
15,931	U.S. Bancorp	907,589
1,375	UMB Financial Corp.	127,958
6,312	Umpqua Holdings Corp.	116,456

Shares		Value
Common Stocks, continued
Banks, continued
4,681	United Bankshares, Inc.	$170,857
1,942	United Community Banks, Inc.	62,163
1,190	United Security Bancshares	9,722
42	Unity Bancorp, Inc.	926
850	Univest Financial Corp.	22,415
13,568	Valley National Bancorp	182,218
501	Washington Trust Bancorp	25,726
2,517	Webster Financial Corp.	134,257
33,570	Wells Fargo & Co.	1,520,385
1,645	WesBanco, Inc.	58,611
1,062	West Bancorp	29,470
685	Westamerica Bancorp	39,751
3,400	Western Alliance Bancorp	315,690
1,524	Wintrust Financial Corp.	115,260
3,716	Zions Bancorp	196,428

		27,739,360

Beverages (1.3%):
145	Boston Beer Co., Inc. (The), Class A*	148,016
1,105	Brown-Forman Corp., Class A	77,902
4,134	Brown-Forman Corp., Class B	309,802
37,657	Coca-Cola Co. (The)	2,037,620
179	Coca-Cola Consolidated, Inc.	71,981
1,534	Constellation Brands, Inc., Class C	358,787
4,758	Keurig Dr Pepper, Inc.	167,672
615	MGP Ingredients, Inc.	41,599
3,243	Molson Coors Brewing Co., Class B*	174,117
3,791	Monster Beverage Corp.*	346,308
2,264	National Beverage Corp.	106,929
17,734	PepsiCo, Inc.	2,627,647

		6,468,380

Biotechnology (2.2%):
18,635	AbbVie, Inc.	2,099,046
2,144	ACADIA Pharmaceuticals, Inc.*	52,292
737	Acceleron Pharma, Inc.*	92,486
3,964	Adverum Biotechnologies, Inc.*	13,874
436	Agios Pharmaceuticals, Inc.*	24,028
7,184	Akebia Therapeutics, Inc.*	27,227
2,787	Alexion Pharmaceuticals, Inc.*	512,000
1,012	Alkermes plc*	24,814
713	Alnylam Pharmaceuticals, Inc.*	120,868
7,338	Amgen, Inc.	1,788,637
955	AnaptysBio, Inc.*	24,763
984	Arena Pharmaceuticals, Inc.*	67,109
1,264	Arrowhead Pharmaceuticals, Inc.*	104,684
1,907	Atara Biotherapeutics, Inc.*	29,654
2,040	Biogen, Inc.*	706,391
2,087	BioMarin Pharmaceutical, Inc.*	174,139
1,469	Bluebird Bio, Inc.*	46,979
600	Bridgebio Pharma, Inc.*	36,576
718	Concert Pharmaceuticals, Inc.*	3,030
1,534	Denali Therapeutics, Inc.*	120,327
233	Eagle Pharmaceuticals, Inc.*	9,972
1,656	Emergent BioSolutions, Inc.*	104,311
585	Enanta Pharmaceuticals, Inc.*	25,746
2,306	Epizyme, Inc.*^	19,163
1,700	Exact Sciences Corp.*	211,327

See accompanying notes to the financial statements.

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
8,266	Exelixis, Inc.*	$150,607
567	Fate Therapeutics, Inc.*	49,210
522	Fibrogen, Inc.*	13,901
1,432	G1 Therapeutics, Inc.*	31,418
10,106	Gilead Sciences, Inc.	695,899
852	Global Blood Therapeutics, Inc.*	29,837
779	Glycomimetics Industries*^	1,807
1,435	Halozyme Therapeutics, Inc.*	65,163
1,961	Incyte Corp.*	164,979
1,650	Intellia Therapeutics, Inc.*	267,152
1,964	Ionis Pharmaceuticals, Inc.*	78,344
2,568	Ironwood Pharmaceuticals, Inc.*	33,050
1,263	Kura Oncology, Inc.*	26,334
340	Ligand Pharmaceuticals, Inc., Class B*	44,605
1,449	Macrogenics, Inc.*	38,920
194	Madrigal Pharmaceuticals, Inc.*	18,898
337	Moderna, Inc.*	79,188
3,689	Myriad Genetics, Inc.*	112,810
340	Natera, Inc.*	38,600
715	Neurocrine Biosciences, Inc.*	69,584
464	Novavax, Inc.*	98,512
10,235	OPKO Health, Inc.*	41,452
9,565	PDL BioPharma, Inc.	8,860
1,720	Prothena Corp. plc*	88,425
687	Regeneron Pharmaceuticals, Inc.*	383,717
895	REGENXBIO, Inc.*	34,771
995	Repligen Corp.*	198,622
1,053	Rhythm Pharmaceuticals, Inc.*	20,618
1,042	Rocket Pharmaceuticals, Inc.*	46,150
1,793	Sage Therapeutics, Inc.*	101,860
2,916	Sangamo Therapeutics, Inc.*	34,905
660	Sarepta Therapeutics, Inc.*	51,308
1,210	Seagen, Inc.*	191,035
2,126	Spectrum Pharmaceuticals, Inc.*	7,972
874	Travere Therapeutics, Inc.*	12,752
1,104	Ultragenyx Pharmaceutical, Inc.*	105,266
1,080	United Therapeutics Corp.*	193,763
1,179	Vanda Pharmaceuticals, Inc.*	25,360
1,880	Verizon Communications, Inc.*	379,064
1,246	Xencor, Inc.*	42,975

		10,517,136

Building Products (1.0%):
3,264	A.O. Smith Corp.	235,204
1,062	AAON, Inc.	66,471
2,186	Advanced Drainage Systems, Inc.	254,822
1,795	Allegion plc	250,043
515	American Woodmark Corp.*	42,070
1,085	Apogee Enterprises, Inc.	44,192
1,778	Armstrong Flooring, Inc.*	11,006
1,537	Armstrong World Industries, Inc.	164,859
6,844	Builders FirstSource, Inc.*	291,965
9,689	Carrier Global Corp.	470,885
3,362	Cornerstone Building Brands, Inc.*	61,121
547	Csw Industrials, Inc.	64,798
2,860	Fortune Brands Home & Security, Inc.	284,885
715	Gibraltar Industries, Inc.*	54,562
1,993	Griffon Corp.	51,081

Shares		Value
Common Stocks, continued
Building Products, continued
1,209	Insteel Industries, Inc.	$38,869
2,135	Jeld-Wen Holding, Inc.*	56,065
5,986	Johnson Controls International plc	410,819
617	Lennox International, Inc.	216,444
3,138	Masco Corp.	184,860
681	Masonite International Corp.*	76,129
2,535	Owens Corning	248,176
856	Patrick Industries, Inc.	62,488
1,379	PGT Innovations, Inc.*	32,034
1,160	Quanex Building Products Corp.	28,814
3,728	Resideo Technologies, Inc.*	111,840
1,453	Simpson Manufacturing Co., Inc.	160,469
2,227	Trane Technologies plc	410,080
1,950	Trex Co., Inc.*	199,309
2,320	UFP Industries, Inc.	172,469

		4,756,829

Capital Markets (3.2%):
1,463	Affiliated Managers Group, Inc.	225,609
2,337	Ameriprise Financial, Inc.	581,633
1,834	Ares Management Corp., Class A	116,624
630	Artisan Partners Asset Management, Inc., Class A	32,017
175	B Riley Financial, Inc.	13,212
10,330	Bank of New York Mellon Corp. (The)	529,206
9,837	BGC Partners, Inc., Class A	55,776
1,149	BlackRock, Inc., Class A	1,005,340
4,934	Blackstone Group, Inc. (The), Class A	479,289
2,377	Blucora, Inc.*	41,146
1,851	Brightsphere Investment Group, Inc.	43,369
2,288	Cboe Global Markets, Inc.	272,386
12,078	Charles Schwab Corp. (The)	879,399
2,156	CME Group, Inc.	458,538
1,396	Cohen & Steers, Inc.	114,598
190	Diamond Hill Investment Group	31,789
2,917	Donnelley Financial Solutions, Inc.*	96,261
696	FactSet Research Systems, Inc.	233,585
3,404	Federated Hermes, Inc., Class B	115,430
7,033	Franklin Resources, Inc.	224,986
388	GAMCO Investors, Inc., Class A	9,739
3,046	Goldman Sachs Group, Inc. (The)	1,156,048
255	Greenhill & Co., Inc.	3,968
211	Hennessy Advisors, Inc.	1,966
1,166	Houlihan Lokey, Inc.	95,367
693	Interactive Brokers Group, Inc., Class A	45,551
4,853	Intercontinental Exchange, Inc.	576,051
11,172	Invesco, Ltd.	298,628
4,134	Janus Henderson Group plc	160,441
5,417	KKR & Co., Inc., Class A	320,903
3,497	Lazard, Ltd., Class A	158,239
2,674	LPL Financial Holdings, Inc.	360,936
510	MarketAxess Holdings, Inc.	236,431
1,075	Moelis & Co., Class A	61,157
1,706	Moody’s Corp.	618,203
15,815	Morgan Stanley	1,450,077
1,127	Morningstar, Inc.	289,763
662	MSCI, Inc., Class A	352,899
2,283	Nasdaq, Inc.	401,351
3,371	Northern Trust Corp.	389,755

See accompanying notes to the financial statements.

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
365	Oppenheimer Holdings, Class A	$18,557
613	Piper Jaffray Cos., Inc.	79,420
394	PJT Partners, Inc.	28,124
1,113	Pzena Investment Management, Inc.	12,254
2,228	Raymond James Financial, Inc.	289,417
2,272	S&P Global, Inc.	932,542
3,335	SEI Investments Co.	206,670
660	Silvercrest Asset Management Group, Inc., Class A	9,926
4,945	State Street Corp.	406,875
3,504	Stifel Financial Corp.	227,269
597	StoneX Group, Inc.*	36,220
2,414	T. Rowe Price Group, Inc.	477,900
800	Tradeweb Markets, Inc., Class A	67,648
1,429	Virtu Financial, Inc., Class A	39,483
154	Virtus Investment Partners, Inc.	42,777
425	Westwood Holdings, Inc.	9,248
3,476	WisdomTree Investments, Inc.	21,551

		15,443,547

Chemicals (2.3%):
1,846	AdvanSix, Inc.*	55,122
1,894	Air Products & Chemicals, Inc.	544,866
1,533	Albemarle Corp.	258,249
1,157	American Vanguard Corp.	20,259
2,194	Ashland Global Holdings, Inc.	191,975
3,051	Avient Corp.	149,987
9,065	Axalta Coating Systems, Ltd.*	276,392
838	Balchem Corp.	109,996
1,642	Cabot Corp.	93,479
2,172	Celanese Corp.	329,275
5,505	CF Industries Holdings, Inc.	283,232
328	Chase Corp.	33,656
4,033	Chemours Co. (The)	140,348
578	Core Molding Technologies, Inc.*	8,919
10,481	Corteva, Inc.	464,832
7,718	Dow, Inc.	488,395
3,007	DuPont de Nemours, Inc.	232,772
2,262	Eastman Chemical Co.	264,089
2,417	Ecolab, Inc.	497,830
7,787	Element Solutions, Inc.	182,060
1,912	Ferro Corp.*	41,242
2,634	FMC Corp.	284,999
3,222	Futurefuel Corp.	30,931
1,709	GCP Applied Technologies, Inc.*	39,751
1,438	H.B. Fuller Co.	91,471
7,802	Huntsman Corp.	206,909
962	Ingevity Corp.*	78,268
571	Innospec, Inc.	51,738
3,455	International Flavors & Fragrances, Inc.	516,177
1,498	Intrepid Potash, Inc.*	47,726
783	Koppers Holdings, Inc.*	25,330
646	Kraton Corp.*	20,859
2,011	Kronos Worldwide, Inc.	28,798
3,530	Linde plc	1,020,523
2,160	Livent Corp.*	41,818
1,233	LSB Industries, Inc.*	7,460
8,145	LyondellBasell Industries NV, Class A	837,876
971	Minerals Technologies, Inc.	76,389

Shares		Value
Common Stocks, continued
Chemicals, continued
7,384	Mosaic Co. (The)	$235,623
301	NewMarket Corp.	96,916
4,819	Olin Corp.	222,927
2,620	PPG Industries, Inc.	444,797
1,630	PQ Group Holdings, Inc.	25,037
3,631	Rayonier Advanced Materials, Inc.*	24,291
2,581	RPM International, Inc.	228,883
1,131	Scotts Miracle-Gro Co. (The)	217,062
1,042	Sensient Technologies Corp.	90,196
2,547	Sherwin Williams Co.	693,930
569	Stepan Co.	68,434
1,627	Trecora Resources*	13,537
1,070	Tredegar Corp.	14,734
1,279	Trinseo SA	76,535
4,906	Tronox Holdings plc, Class A	109,894
5,105	Valvoline, Inc.	165,708
4,276	Venator Materials plc*	20,268
1,712	W.R. Grace & Co.	118,334
2,616	Westlake Chemical Corp.	235,675

		11,176,779

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	84,842
2,927	ACCO Brands Corp.	25,260
11,570	ADT, Inc.	124,840
1,067	Brady Corp., Class A	59,795
844	Brink’s Co. (The)	64,853
1,028	Casella Waste Systems, Inc.*	65,206
2,003	CECO Environmental Corp.*	14,342
518	Cimpress plc*	56,156
1,047	Cintas Corp.	399,954
433	Civeo Corp.*	7,707
2,044	Clean Harbors, Inc.*	190,378
2,665	Copart, Inc.*	351,327
2,431	Covanta Holding Corp.	42,810
859	Deluxe Corp.	41,034
1,613	Ennis, Inc.	34,712
2,148	Healthcare Services Group, Inc.	67,812
1,042	Heritage-Crystal Clean, Inc.*	30,927
1,349	Herman Miller, Inc.	63,592
1,467	HNI Corp.	64,504
2,623	IAA, Inc.*	143,058
2,041	Interface, Inc.	31,227
5,118	KAR Auction Services, Inc.*	89,821
2,829	Kimball International, Inc., Class B	37,201
1,617	Knoll, Inc.	42,026
919	Matthews International Corp., Class A	33,047
730	McGrath Rentcorp	59,546
1,035	MSA Safety, Inc.	171,375
1,552	NL Industries, Inc.	10,088
4,238	Pitney Bowes, Inc.	37,167
2,606	Quad Graphics, Inc.*	10,815
4,955	Republic Services, Inc., Class A	545,100
5,020	Rollins, Inc.	171,684
2,114	RR Donnelley & Sons Co.*	13,276
503	SP Plus Corp.*	15,387
2,563	Steelcase, Inc., Class A	38,727
2,586	Stericycle, Inc.*	185,028

See accompanying notes to the financial statements.

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,534	Team, Inc.*	$10,278
1,293	Tetra Tech, Inc.	157,798
542	UniFirst Corp.	127,175
1,141	US Ecology, Inc.*	42,810
1,003	Viad Corp.*	50,000
1,763	Vidler Water Resouces, Inc.*	23,448
824	Vse Corp.	40,796
4,386	Waste Management, Inc.	614,523

		4,491,452

Communications Equipment (0.9%):
1,069	ADTRAN, Inc.	22,075
752	Applied Optoelectronics, Inc.*^	6,369
838	Arista Networks, Inc.*	303,616
1,829	CalAmp Corp.*	23,265
644	Calix, Inc.*	30,590
2,888	Ciena Corp.*	164,298
37,577	Cisco Systems, Inc.	1,991,581
6,102	CommScope Holding Co., Inc.*	130,034
316	Communications Systems, Inc.*	2,269
756	Comtech Telecommunications Corp.	18,265
1,262	Digi International, Inc.*	25,379
1,548	EchoStar Corp., Class A*	37,601
1,189	EMCORE Corp.*	10,963
1,236	F5 Networks, Inc.*	230,712
2,194	Harmonic, Inc.*	18,693
2,944	Infinera Corp.*	30,029
441	InterDigital, Inc.	32,206
5,828	Juniper Networks, Inc.	159,396
909	KVH Industries, Inc.*	11,181
1,533	Lumentum Holdings, Inc.*	125,752
1,806	Motorola Solutions, Inc.	391,631
1,010	NETGEAR, Inc.*	38,703
1,838	NetScout Systems, Inc.*	52,456
419	Palo Alto Networks, Inc.*	155,470
3,679	Ribbon Communications, Inc.*	27,997
181	Ubiquiti, Inc.	56,506
2,004	ViaSat, Inc.*	99,879
4,098	Viavi Solutions, Inc.*	72,371

		4,269,287

Construction & Engineering (0.5%):
3,935	AECOM*	249,164
673	Ameresco, Inc., Class A*	42,211
1,062	Arcosa, Inc.	62,382
455	Argan, Inc.	21,744
1,049	Comfort Systems USA, Inc.	82,651
1,213	Construction Partners, Inc., Class A*	38,088
710	Dycom Industries, Inc.*	52,916
1,978	EMCOR Group, Inc.	243,670
2,848	Fluor Corp.*	50,410
1,277	Granite Construction, Inc.	53,034
2,266	Great Lakes Dredge & Dock Co.*	33,106
656	IES Holdings, Inc.*	33,692
1,816	Jacobs Engineering Group, Inc.	242,291
2,706	MasTec, Inc.*	287,107
487	MYR Group, Inc.*	44,278
346	NV5 Global, Inc.*	32,700
2,101	Orion Group Holdings, Inc.*	12,081

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
2,465	Primoris Services Corp.	$72,545
3,445	Quanta Services, Inc.	312,014
1,648	Tutor Perini Corp.*	22,825
568	Valmont Industries, Inc.	134,076
6,542	WillScot Mobile Mini Holdings Corp.*	182,325

		2,305,310

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	136,568
871	Martin Marietta Materials, Inc.	306,427
3,273	Summit Materials, Inc., Class A*	114,064
808	U.S. Concrete, Inc.*	59,630
131	U.S. Lime & Minerals, Inc.	18,221
1,849	Vulcan Materials Co.	321,855

		956,765

Consumer Finance (1.0%):
6,825	Ally Financial, Inc.	340,158
7,045	American Express Co.	1,164,045
3,967	Capital One Financial Corp.	613,655
1,912	Consumer Portfolio Services, Inc.*	8,604
563	Credit Acceptance Corp.*^	255,664
4,454	Discover Financial Services	526,864
950	Encore Capital Group, Inc.*	45,020
1,657	Enova International, Inc.*	56,686
3,948	EZCORP, Inc., Class A*	23,806
1,170	Firstcash, Inc.	89,435
1,425	Green Dot Corp., Class A*	66,761
5,431	LendingClub Corp.*	98,464
5,938	Navient Corp.	114,782
543	Nelnet, Inc., Class A	40,850
750	Nicholas Financial, Inc.*	8,415
5,035	OneMain Holdings, Inc.	301,647
1,392	PRA Group, Inc.*	53,550
2,187	PROG Holdings, Inc.*	105,260
568	Regional Mgmt Corp.	26,435
7,521	Santander Consumer USA Holdings, Inc.	273,163
13,802	SLM Corp.	289,014
8,926	Synchrony Financial	433,090
237	World Acceptance Corp.*	37,977

		4,973,345

Containers & Packaging (0.8%):
21,700	Amcor plc	248,682
2,045	AptarGroup, Inc.	288,018
1,533	Avery Dennison Corp.	322,298
3,835	Ball Corp.	310,712
5,345	Berry Global Group, Inc.*	348,601
3,042	Crown Holdings, Inc.	310,923
11,400	Graphic Packaging Holding Co.	206,796
930	Greif, Inc., Class A	56,311
710	Greif, Inc., Class B	41,890
5,873	International Paper Co.	360,073
1,253	Myers Industries, Inc.	26,313
5,063	O-I Glass, Inc.*	82,679
2,153	Packaging Corp. of America	291,559
3,591	Sealed Air Corp.	212,767
4,530	Silgan Holdings, Inc.	187,995
3,180	Sonoco Products Co.	212,742

See accompanying notes to the financial statements.

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
538	UFP Technologies, Inc.*	$30,892
4,190	WestRock Co.	222,992

		3,762,243

Distributors (0.2%):
1,109	Core Markt Holdngs Co., Inc.	49,916
1,267	Funko, Inc., Class A*^	26,962
1,853	Genuine Parts Co.	234,349
5,298	LKQ Corp.*	260,767
551	Pool Corp.	252,722
811	Weyco Group, Inc.	18,142

		842,858

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	44,514
541	American Public Education, Inc.*	15,332
928	Bright Horizons Family Solutions, Inc.*	136,518
418	Carriage Services, Inc.	15,454
1,372	Chegg, Inc.*	114,027
1,826	Frontdoor, Inc.*	90,971
112	Graham Holdings Co., Class B	70,997
1,296	Grand Canyon Education, Inc.*	116,601
3,465	H&R Block, Inc.	81,358
8,803	Houghton Mifflin Harcourt Co.*	97,185
3,406	Laureate Education, Inc.*	49,421
2,522	Perdoceo Education Corp.*	30,945
1,309	Regis Corp.*	12,252
3,783	Service Corp. International	202,731
825	Strategic Education, Inc.	62,750
1,002	Stride, Inc.*	32,194
3,452	Terminix Global Holdings, Inc.*	164,695
1,696	Universal Technical Institute, Inc.*	11,007
1,419	WW International, Inc.*	51,283

		1,400,235

Diversified Financial Services (1.0%):
14,717	Berkshire Hathaway, Inc., Class B*	4,090,149
2,704	Cannae Holdings, Inc.*	91,693
6,097	Equitable Holdings, Inc.	185,654
2,411	First Eagle Private Credit LLC*	245
6,286	Jefferies Financial Group, Inc.	214,981
827	Marlin Business Services, Inc.	18,822
2,777	Voya Financial, Inc.	170,785

		4,772,329

Diversified Telecommunication Services (1.5%):
398	Anterix, Inc.*	23,876
80,999	AT&T, Inc.	2,331,151
461	ATN International, Inc.	20,971
3,035	Cincinnati Bell, Inc.*	46,800
857	Cogent Communications Holdings, Inc.	65,895
4,558	Consolidated Communications Holdings, Inc.*	40,065
1,994	IDT Corp.*	73,698
3,796	Iridium Communications, Inc.*	151,802
26,417	Lumen Technologies, Inc.	359,007
4,045	Orbcomm, Inc.*	45,466
70,367	Verizon Communications, Inc.	3,942,663
2,930	Vonage Holdings Corp.*	42,221

		7,143,615

Shares		Value
Common Stocks, continued
Electric Utilities (1.2%):
925	ALLETE, Inc.	$64,731
2,977	Alliant Energy Corp.	165,998
4,105	American Electric Power Co., Inc.	347,242
1,163	Avangrid, Inc.	59,813
6,066	Duke Energy Corp.	598,836
4,361	Edison International	252,153
2,454	Entergy Corp.	244,664
3,085	Evergy, Inc.	186,427
3,630	Eversource Energy	291,271
7,910	Exelon Corp.	350,492
5,940	FirstEnergy Corp.	221,027
1,272	Genie Energy, Ltd., Class B	8,039
2,581	Hawaiian Electric Industries, Inc.	109,125
1,376	IDACORP, Inc.	134,160
734	MGE Energy, Inc.	54,639
15,332	NextEra Energy, Inc.	1,123,529
5,238	OGE Energy Corp.	176,259
737	Otter Tail Corp.	35,973
1,175	PG&E Corp.*	11,950
1,787	Pinnacle West Capital Corp.	146,480
2,755	PNM Resources, Inc.	134,361
2,036	Portland General Electric Co.	93,819
8,885	PPL Corp.	248,513
8,740	Southern Co. (The)	528,857
5,593	Xcel Energy, Inc.	368,467

		5,956,825

Electrical Equipment (0.9%):
988	Acuity Brands, Inc.	184,786
424	Allied Motion Technologies, Inc.	14,641
3,342	AMETEK, Inc.	446,157
1,563	Atkore, Inc.*	110,973
394	AZZ, Inc.	20,401
3,450	Eaton Corp. plc	511,221
5,477	Emerson Electric Co.	527,106
823	Encore Wire Corp.	62,375
1,180	EnerSys	115,321
907	Enphase Energy, Inc.*	166,552
736	Generac Holdings, Inc.*	305,550
5,506	GrafTech International, Ltd.	63,980
1,806	Hubbell, Inc.	337,433
1,831	LSI Industries, Inc.	14,666
5,836	nVent Electric plc	182,317
1,500	Plug Power, Inc.*	51,285
606	Powell Industries, Inc.	18,756
400	Preformed Line Products Co.	29,680
1,466	Regal-Beloit Corp.	195,726
1,627	Rockwell Automation, Inc.	465,354
3,842	Sensata Technologies Holding plc*	222,721
4,883	Sunrun, Inc.*	272,374
1,298	Thermon Group Holdings, Inc.*	22,118
742	Tpi Composites, Inc.*	35,928

		4,377,421

Electronic Equipment, Instruments & Components (1.3%):
7,278	Amphenol Corp., Class A	497,888
2,582	Arlo Technologies, Inc.*	17,480
2,254	Arrow Electronics, Inc.*	256,573

See accompanying notes to the financial statements.

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,249	Avnet, Inc.	$90,140
724	Badger Meter, Inc.	71,039
550	Bel Fuse, Inc., Class B	7,920
1,417	Belden, Inc.	71,658
1,054	Benchmark Electronics, Inc.	29,997
2,066	CDW Corp.	360,827
2,111	Cognex Corp.	177,430
687	Coherent, Inc.*	181,602
10,437	Corning, Inc.	426,873
1,576	CTS Corp.	58,564
2,838	Daktronics, Inc.*	18,702
1,561	Dolby Laboratories, Inc., Class A	153,431
392	ePlus, Inc.*	33,982
839	Fabrinet*	80,435
392	FARO Technologies, Inc.*	30,486
16,972	Flex, Ltd.*	303,290
640	Frequency Electronics, Inc.*	6,272
1,346	II-VI, Inc.*	97,706
1,048	Insight Enterprises, Inc.*	104,810
959	IPG Photonics Corp.*	202,128
1,060	Itron, Inc.*	105,979
5,868	Jabil, Inc.	341,048
2,804	Keysight Technologies, Inc.*	432,966
1,603	Kimball Electronics, Inc.*	34,849
2,737	Knowles Corp.*	54,028
725	Littlelfuse, Inc.	184,723
790	Methode Electronics, Inc., Class A	38,876
3,415	National Instruments Corp.	144,386
902	Novanta, Inc.*	121,554
594	OSI Systems, Inc.*	60,374
621	PC Connection, Inc.	28,734
800	Plexus Corp.*	73,128
438	Rogers Corp.*	87,950
1,757	Sanmina Corp.*	68,453
738	ScanSource, Inc.*	20,760
1,795	SYNNEX Corp.	218,559
2,932	TE Connectivity, Ltd.	396,436
3,139	Trimble, Inc.*	256,864
3,068	TTM Technologies, Inc.*	43,872
3,363	Vishay Intertechnology, Inc.	75,836
2,080	Vontier Corp.	67,766
576	Zebra Technologies Corp., Class A*	304,986

		6,441,360

Energy Equipment & Services (0.5%):
4,779	Archrock, Inc.	42,581
10,629	Baker Hughes Co.	243,085
519	Bristow Group, Inc.*	13,292
6,215	ChampionX Corp.*	159,415
711	Core Laboratories NV	27,693
1,028	Dril-Quip, Inc.*	34,777
2,010	Exterran Corp.*	9,568
306	Forum Energy Technologies, Inc.*	7,185
6,571	Frank’s International NV*	19,910
760	Geospace Technologies Corp.*	6,148
1,086	Gulf Island Fabrication, Inc.*	4,909
13,554	Halliburton Co.	313,368
4,336	Helix Energy Solutions Group, Inc.*	24,759

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
2,727	Helmerich & Payne, Inc.	$88,982
177	KLX Energy Services Holdings, Inc.*^	1,690
2,181	Liberty Oilfield Services, Inc., Class A*	30,883
1,436	Mammoth Energy Services, Inc.*	6,591
1,750	Matrix Service Co.*	18,375
359	Nabors Industries, Ltd.*	41,012
935	Natural Gas Services Group*	9,612
4,799	Newpark Resources, Inc.*	16,605
8,513	NexTier Oilfield Solutions, Inc.*	40,522
8,395	NOV, Inc.*	128,611
4,818	Oceaneering International, Inc.*	75,016
3,066	Oil States International, Inc.*	24,068
6,531	Patterson-UTI Energy, Inc.	64,918
2,684	Propetro Holding Corp.*	24,585
4,475	RPC, Inc.*	22,151
12,278	Schlumberger, Ltd.	393,019
493	SEACOR Marine Holdings, Inc.*	2,174
3,974	Select Energy Services, Inc.*	24,003
13,590	TechnipFMC plc	122,990
4,086	TETRA Technologies, Inc.*	17,733
2,510	Tidewater, Inc.*	30,246
14,584	Transocean, Ltd.*^	65,920
4,546	U.S. Silica Holdings, Inc.*	52,552

		2,208,948

Entertainment (1.2%):
5,649	Activision Blizzard, Inc.	539,141
2,561	Cinemark Holdings, Inc.*	56,214
2,791	Electronic Arts, Inc.	401,430
1,834	Eros STX Global Corp.*	2,806
1,045	Imax Corp.*	22,467
247	Liberty Media Corp.-Liberty Braves, Class A*	6,970
527	Liberty Media Corp.-Liberty Braves, Class C*	14,635
619	Liberty Media Corp-Liberty Formula One, Class A*	26,388
4,974	Liberty Media Corp-Liberty Formula One, Class C*	239,797
2,111	Lions Gate Entertainment Corp., Class A*	43,698
2,411	Lions Gate Entertainment Corp., Class B*	44,121
2,071	Live Nation Entertainment, Inc.*	181,399
540	Madison Square Garden Entertainment Corp.*	45,344
1,459	Marcus Corp.*^	30,945
3,095	Netflix, Inc.*	1,634,810
1,419	Reading International, Inc., Class A*	9,890
352	Spotify Technology SA*	97,008
1,270	Take-Two Interactive Software, Inc.*	224,815
10,454	Walt Disney Co. (The)*	1,837,500
1,208	World Wrestling Entertainment, Inc., Class A^	69,931
27,521	Zynga, Inc.*	292,548

		5,821,857

Equity Real Estate Investment Trusts (0.0%†):
2,755	Brookfield Renewable Corp., Class A	115,545
419	CTO Realty Growth, Inc.	22,425

		137,970

Food & Staples Retailing (1.3%):
2,600	BJ’s Wholesale Club Holdings, Inc.*	123,708
1,222	Casey’s General Stores, Inc.	237,850
4,041	Costco Wholesale Corp.	1,598,902
613	Ingles Markets, Inc., Class A	35,719

See accompanying notes to the financial statements.

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
18,752	Kroger Co. (The)	$718,389
1,720	Natural Grocers by Vitamin Cottage, Inc.	18,473
3,362	Performance Food Group Co.*	163,023
678	PriceSmart, Inc.	61,705
1,864	Rite Aid Corp.*	30,383
1,048	SpartanNash Co.	20,237
4,494	Sprouts Farmers Market, Inc.*	111,676
5,473	Sysco Corp.	425,526
1,610	The Andersons, Inc.	49,153
1,143	The Chefs’ Warehouse, Inc.*	36,382
1,907	United Natural Foods, Inc.*	70,521
5,735	US Foods Holding Corp.*	219,995
738	Village Super Market, Inc., Class A	17,350
9,080	Walgreens Boots Alliance, Inc.	477,699
13,804	Walmart, Inc.	1,946,640
857	Weis Markets, Inc.	44,273

		6,407,604

Food Products (1.4%):
7,704	Archer-Daniels-Midland Co.	466,863
2,035	B&G Foods, Inc.^	66,748
4,205	Bunge, Ltd.	328,621
270	Calavo Growers, Inc.	17,123
1,477	Cal-Maine Foods, Inc.	53,482
5,711	Campbell Soup Co.	260,365
8,140	Conagra Brands, Inc.	296,133
4,278	Darling Ingredients, Inc.*	288,765
1,004	Farmer Brothers Co.*	12,741
7,961	Flowers Foods, Inc.	192,656
1,375	Fresh Del Monte Produce, Inc.	45,210
237	Freshpet, Inc.*	38,622
10,572	General Mills, Inc.	644,152
1,570	Hain Celestial Group, Inc. (The)*	62,989
1,995	Hershey Co. (The)	347,489
4,488	Hormel Foods Corp.	214,302
3,521	Hostess Brands, Inc.*	57,005
2,764	Ingredion, Inc.	250,142
376	J & J Snack Foods Corp.	65,578
1,762	JM Smucker Co. (The)	228,302
300	John B Sanfilippo And Son, Inc.	26,571
3,437	Kellogg Co.	221,102
6,594	Kraft Heinz Co. (The)	268,903
2,371	Lamb Weston Holdings, Inc.	191,245
736	Lancaster Colony Corp.	142,423
1,028	Landec Corp.*	11,565
3,748	McCormick & Co.	331,023
778	McCormick & Co., Inc.	68,488
9,925	Mondelez International, Inc., Class A	619,717
4,222	Pilgrim’s Pride Corp.*	93,644
2,435	Post Holdings, Inc.*	264,125
587	Sanderson Farms, Inc.	110,338
29	Seaboard Corp.	112,193
266	Seneca Foods Corp., Class A*	13,587
3,045	Simply Good Foods Co. (The)*	111,173
874	Tootsie Roll Industries, Inc.	29,637
1,535	TreeHouse Foods, Inc.*	68,338
4,585	Tyson Foods, Inc., Class A	338,190

		6,959,550

Shares		Value
Common Stocks, continued
Gas Utilities (0.2%):
1,922	Atmos Energy Corp.	$184,723
273	Chesapeake Utilities Corp.	32,850
2,171	National Fuel Gas Co.	113,435
2,685	New Jersey Resources Corp.	106,246
620	Northwest Natural Holding Co.	32,562
1,069	ONE Gas, Inc.	79,234
232	RGC Resources, Inc.	5,849
1,202	South Jersey Industries, Inc.	31,168
1,143	Southwest Gas Holdings, Inc.	75,655
912	Spire, Inc.	65,910
4,864	UGI Corp.	225,252

		952,884

Health Care Equipment & Supplies (2.5%):
10,675	Abbott Laboratories	1,237,553
498	ABIOMED, Inc.*	155,431
2,269	Accuray, Inc.*	10,256
470	Align Technology, Inc.*	287,170
912	AngioDynamics, Inc.*	24,743
955	Anika Therapeutics, Inc.*	41,342
36	Atrion Corp.	22,353
991	Avanos Medical, Inc.*	36,043
5,447	Baxter International, Inc.	438,484
1,924	Becton Dickinson & Co.	467,898
8,743	Boston Scientific Corp.*	373,851
629	CONMED Corp.	86,443
607	Cooper Cos., Inc. (The)	240,536
1,619	CryoLife, Inc.*	45,980
4,118	Danaher Corp.	1,105,106
2,983	Dentsply Sirona, Inc.	188,705
615	DexCom, Inc.*	262,605
3,436	Edwards Lifesciences Corp.*	355,867
1,790	Envista Holdings Corp.*	77,346
2,271	Globus Medical, Inc., Class A*	176,071
1,463	Haemonetics Corp.*	97,494
149	Heska Corp.*	34,230
1,363	Hill-Rom Holdings, Inc.	154,823
4,490	Hologic, Inc.*	299,573
573	ICU Medical, Inc.*	117,923
876	IDEXX Laboratories, Inc.*	553,238
433	Inogen, Inc.*	28,219
334	Insulet Corp.*	91,686
940	Integer Holdings Corp.*	88,548
2,546	Integra LifeSciences Holdings Corp.*	173,739
681	Intuitive Surgical, Inc.*	626,275
2,327	Invacare Corp.*	18,779
1,705	Lantheus Holdings, Inc.*	47,126
809	LeMaitre Vascular, Inc.	49,365
725	LENSAR, Inc.*	6,278
1,168	LivaNova plc*	98,240
647	Masimo Corp.*	156,865
7,900	Medtronic plc	980,627
1,464	Meridian Bioscience, Inc.*	32,472
1,136	Merit Medical Systems, Inc.*	73,454
982	Natus Medical, Inc.*	25,512
1,608	Neogen Corp.*	74,032
598	Novocure, Ltd.*	132,648
1,066	NuVasive, Inc.*	72,253

See accompanying notes to the financial statements.

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,205	OraSure Technologies, Inc.*	$22,359
566	Orthofix Medical, Inc.*	22,702
466	Penumbra, Inc.*	127,712
700	Quidel Corp.*	89,684
1,567	ResMed, Inc.	386,297
624	SeaSpine Holdings Corp.*	12,798
176	Shockwave Medical, Inc.*	33,392
1,615	Steris plc	333,175
2,065	Stryker Corp.	536,342
3,310	Surgalign Holdings, Inc.*	4,601
531	Teleflex, Inc.	213,350
227	Utah Medical Products, Inc.	19,304
1,100	Varex Imaging Corp.*	29,502
775	West Pharmaceutical Services, Inc.	278,303
1,577	Zimmer Biomet Holdings, Inc.	253,613

		12,030,316

Health Care Providers & Services (2.7%):
2,656	Acadia Healthcare Co., Inc.*	166,664
343	Addus HomeCare Corp.*	29,923
757	Amedisys, Inc.*	185,412
2,183	AmerisourceBergen Corp.	249,932
1,394	AMN Healthcare Services, Inc.*	135,190
2,090	Anthem, Inc.	797,962
9,264	Brookdale Senior Living, Inc.*	73,186
5,011	Cardinal Health, Inc.	286,078
6,961	Centene Corp.*	507,666
297	Chemed Corp.	140,927
4,069	Cigna Corp.	964,638
5,028	Community Health Systems, Inc.*	77,632
318	CorVel Corp.*	42,707
1,589	Covetrus, Inc.*	42,903
1,177	Cross Country Healthcare, Inc.*	19,432
15,304	CVS Health Corp.	1,276,966
2,780	DaVita, Inc.*	334,795
3,099	Encompass Health Corp.	241,815
1,585	Ensign Group, Inc. (The)	137,372
78	Five Star Senior Living, Inc.*	449
502	Guardant Health, Inc.*	62,343
609	Hanger, Inc.*	15,396
2,241	HCA Healthcare, Inc.	463,304
786	HealthEquity, Inc.*	63,257
2,772	Henry Schein, Inc.*	205,655
1,395	Humana, Inc.	617,594
1,529	InfuSystems Holdings, Inc.*	31,788
1,433	Laboratory Corp. of America Holdings*	395,293
742	LHC Group, Inc.*	148,593
1,171	Magellan Health, Inc.*	110,308
1,709	McKesson Corp.	326,829
1,710	MEDNAX, Inc.*	51,557
835	ModivCare, Inc.*	142,008
1,268	Molina Healthcare, Inc.*	320,880
575	National Healthcare Corp.	40,193
819	National Research Corp.	37,592
2,072	Owens & Minor, Inc.	87,708
3,095	Patterson Cos., Inc.	94,057
629	Petiq, Inc.*^	24,279
2,269	Premier, Inc., Class A	78,939

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,229	Quest Diagnostics, Inc.	$294,161
1,355	RadNet, Inc.*	45,650
2,778	Select Medical Holdings Corp.	117,398
585	Surgery Partners, Inc.*	38,973
2,351	Tenet Healthcare Corp.*	157,493
792	The Pennant Group, Inc.*	32,393
1,303	Triple-S Management Corp., Class B*	29,018
207	U.S. Physical Therapy, Inc.	23,985
8,278	UnitedHealth Group, Inc.	3,314,842
2,020	Universal Health Services, Inc., Class B	295,789

		13,378,924

Health Care Technology (0.3%):
4,097	Allscripts Healthcare Solutions, Inc.*	75,835
5,194	Cerner Corp.	405,963
4,924	Change Healthcare, Inc.*	113,449
339	Computer Programs & Systems, Inc.	11,265
1,873	Evolent Health, Inc., Class A*	39,558
1,357	HealthStream, Inc.*	37,915
1,430	NextGen Healthcare, Inc.*	23,724
798	Omnicell, Inc.*	120,857
394	Simulations Plus, Inc.	21,634
973	Teladoc Health, Inc.*	161,800
705	Veeva Systems, Inc., Class A*	219,220

		1,231,220

Hotels, Restaurants & Leisure (1.8%):
5,907	Aramark	220,036
6	Biglari Holdings, Inc., Class A*	4,674
67	Biglari Holdings, Inc., Class B*	10,684
492	BJ’s Restaurants, Inc.*	24,177
1,554	Bloomin’ Brands, Inc.*	42,176
491	Bluegreen Vacations Holding Corp.*	8,838
970	Brinker International, Inc.*	59,995
1,000	Caesars Entertainment, Inc.*	103,750
6,877	Carnival Corp., Class A*	181,278
2,943	Carrols Restaurant Group, Inc.*	17,687
665	Cheesecake Factory, Inc. (The)*	36,030
234	Chipotle Mexican Grill, Inc.*	362,780
1,065	Choice Hotels International, Inc.	126,586
428	Churchill Downs, Inc.	84,855
429	Chuy’s Holdings, Inc.*	15,985
613	Cracker Barrel Old Country Store, Inc.	91,006
1,658	Darden Restaurants, Inc.	242,051
1,410	Dave & Buster’s Entertainment, Inc.*	57,246
2,144	Del Taco Restaurants, Inc.	21,461
1,239	Denny’s Corp.*	20,431
4,306	Diamond Resorts International, Inc.*	1,095
451	Domino’s Pizza, Inc.	210,387
1,288	El Pollo Loco Holdings, Inc.*	23,558
1,277	Fiesta Restaurant Group, Inc.*	17,150
1,551	Hilton Grand Vacations, Inc.*	64,196
2,870	Hilton Worldwide Holdings, Inc.*	346,179
1,051	Hyatt Hotels Corp., Class A*	81,600
3,762	International Game Technology plc*	90,138
323	Jack in the Box, Inc.	35,995
2,311	Las Vegas Sands Corp.*	121,767
2,136	Luby’s, Inc.*	8,202

See accompanying notes to the financial statements.

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,747	Marriott International, Inc., Class A*	$375,020
1,091	Marriott Vacations Worldwide Corp.*	173,796
5,769	McDonald’s Corp.	1,332,581
6,537	MGM Resorts International	278,803
341	Nathans Famous, Inc.	24,320
5,162	Norwegian Cruise Line Holdings, Ltd.*^	151,814
671	Papa John’s International, Inc.	70,079
2,176	Penn National Gaming, Inc.*	166,442
2,093	Planet Fitness, Inc., Class A*	157,498
3,664	Playa Hotels & Resorts NV*	27,224
763	Potbelly Corp.*	6,028
878	Red Robin Gourmet Burgers*	29,071
1,400	Red Rock Resorts, Inc.*	59,500
3,592	Royal Caribbean Cruises, Ltd.*	306,326
748	Ruth’s Hospitality Group, Inc.*	17,226
1,893	Scientific Games Corp., Class A*	146,594
2,359	SeaWorld Entertainment, Inc.*	117,808
9,222	Starbucks Corp.	1,031,112
1,701	Texas Roadhouse, Inc., Class A	163,636
2,677	Travel + Leisure Co.	159,148
690	Vail Resorts, Inc.*	218,399
6,284	Wendy’s Co. (The)	147,171
548	Wingstop, Inc.	86,381
1,891	Wyndham Hotels & Resorts, Inc.	136,700
827	Wynn Resorts, Ltd.*	101,142
3,299	Yum! Brands, Inc.	379,484

		8,595,296

Household Durables (1.0%):
906	Beazer Homes USA, Inc.*	17,477
183	Cavco Industries, Inc.*	40,661
858	Century Communities, Inc.	57,091
5,611	DR Horton, Inc.	507,066
730	Ethan Allen Interiors, Inc.	20,148
431	Flexsteel Industries, Inc.	17,408
2,816	Garmin, Ltd.	407,306
2,761	GoPro, Inc., Class A*	32,166
1,329	Green Brick Partners, Inc.*	30,221
663	Helen of Troy, Ltd.*	151,244
500	Hooker Furniture Corp.	17,320
830	Installed Building Products, Inc.	101,559
596	iRobot Corp.*^	55,660
2,155	KB Home	87,752
1,350	La-Z-Boy, Inc.	50,004
4,086	Leggett & Platt, Inc.	211,696
4,291	Lennar Corp., Class A	426,311
119	Lennar Corp., Class B	9,692
585	LGI Homes, Inc.*	94,735
1,017	Lifetime Brands, Inc.	15,224
1,880	M/I Homes, Inc.*	110,300
1,985	MDC Holdings, Inc.	100,441
1,570	Meritage Homes Corp.*	147,706
1,286	Mohawk Industries, Inc.*	247,156
10,746	Newell Brands, Inc.	295,193
61	NVR, Inc.*	303,371
6,019	PulteGroup, Inc.	328,457
122	Roku, Inc.*	56,028
1,139	Skyline Champion Corp.*	60,709

Shares		Value
Common Stocks, continued
Household Durables, continued
1,307	Sonos, Inc.*	$46,046
3,736	Taylor Morrison Home Corp., Class A*	98,705
3,945	Tempur Sealy International, Inc.	154,604
2,183	Toll Brothers, Inc.	126,199
1,121	TopBuild Corp.*	221,711
3,273	Tri Pointe Homes, Inc.*	70,140
905	Tupperware Brands Corp.*	21,494
320	Universal Electronics, Inc.*	15,520
1,592	Whirlpool Corp.	347,088

		5,101,609

Household Products (1.0%):
2,009	Central Garden & Pet Co., Class A*	97,035
3,773	Church & Dwight Co., Inc.	321,535
1,732	Clorox Co. (The)	311,604
6,660	Colgate-Palmolive Co.	541,791
1,114	Energizer Holdings, Inc.	47,880
3,022	Kimberly-Clark Corp.	404,283
333	Oil-Dri Corp of America	11,382
23,287	Procter & Gamble Co. (The)	3,142,115
1,245	Spectrum Brands Holdings, Inc.	105,875
218	WD-40 Co.	55,871

		5,039,371

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	195,629
2,247	Atlantica Sustainable Infrastructure plc	83,633
1,323	Clearway Energy, Inc., Class A	33,366
2,753	Clearway Energy, Inc., Class C	72,899
6,130	NRG Energy, Inc.	247,039
1,462	Ormat Technologies, Inc.	101,653
11,410	Vistra Corp.	211,656

		945,875

Industrial Conglomerates (0.9%):
8,495	3M Co.	1,687,362
1,783	Carlisle Cos., Inc.	341,231
53,348	General Electric Co.	718,064
6,030	Honeywell International, Inc.	1,322,680
746	Raven Industries, Inc.	43,156
876	Roper Technologies, Inc.	411,895

		4,524,388

Insurance (2.9%):
7,012	Aflac, Inc.	376,264
275	Alleghany Corp.*	183,444
5,849	Allstate Corp. (The)	762,944
1,297	AMBAC Financial Group, Inc.*	20,311
3,511	American Equity Investment Life Holding Co.	113,476
2,196	American Financial Group, Inc.	273,885
7,978	American International Group, Inc.	379,753
409	American National Group , Inc.	60,757
745	Amerisafe, Inc.	44,469
3,033	Aon plc, Class A	724,159
6,370	Arch Capital Group, Ltd.*	248,048
560	Argo Group International Holdings, Ltd.	29,025
2,833	Arthur J. Gallagher & Co.	396,847
1,554	Assurant, Inc.	242,704
2,447	Assured Guaranty, Ltd.	116,184
5,206	Athene Holding, Ltd., Class A*	351,405

See accompanying notes to the financial statements.

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
2,351	Axis Capital Holdings, Ltd.	$115,222
2,603	Brighthouse Financial, Inc.*	118,541
4,672	Brown & Brown, Inc.	248,270
3,722	Chubb, Ltd.	591,575
2,482	Cincinnati Financial Corp.	289,451
2,176	Citizens, Inc.*	11,511
1,199	CNA Financial Corp.	54,542
2,354	Crawford & Co.	20,244
895	Crawford & Co., Class A	8,118
1,631	Donegal Group, Inc., Class A	23,764
800	eHealth, Inc.*	46,720
781	Employers Holdings, Inc.	33,427
447	Enstar Group, Ltd.*	106,797
664	Erie Indemnity Co., Class A	128,384
748	Everest Re Group, Ltd.	188,503
1,054	FedNat Holding Co.	4,374
6,772	Fidelity National Financial, Inc.	294,311
3,746	First American Financial Corp.	233,563
14,957	Genworth Financial, Inc., Class A*	58,332
695	Global Indemnity Group LLC, Class A	18,313
2,457	Globe Life, Inc.	234,029
2,383	Greenlight Capital Re, Ltd.*	21,757
1,469	Hallmark Financial Services, Inc.*	6,537
1,263	Hanover Insurance Group, Inc. (The)	171,313
5,472	Hartford Financial Services Group, Inc. (The)	339,100
397	HCI Group, Inc.^	39,474
387	Heritage Insurance Holdings, Inc.	3,320
1,293	Horace Mann Educators Corp.	48,384
497	Independence Holding Co.	23,021
153	Investors Title Co.	26,718
868	James River Group Holdings	32,567
2,246	Kemper Corp.	165,979
152	Kinsale Capital Group, Inc.	25,045
3,278	Lincoln National Corp.	205,990
4,276	Loews Corp.	233,683
5,556	Maiden Holdings, Ltd.*	18,724
222	Markel Corp.*	263,450
4,645	Marsh & McLennan Cos., Inc.	653,459
1,688	Mercury General Corp.	109,636
6,405	MetLife, Inc.	383,339
162	National Western Life Group, Inc., Class A	36,351
8,176	Old Republic International Corp.	203,664
1,479	Primerica, Inc.	226,494
4,701	Principal Financial Group, Inc.	297,056
1,399	ProAssurance Corp.	31,827
6,878	Progressive Corp. (The)	675,488
3,555	Prudential Financial, Inc.	364,281
1,719	Reinsurance Group of America, Inc.	195,966
830	RenaissanceRe Holdings, Ltd.	123,521
1,252	RLI Corp.	130,947
321	Safety Insurance Group, Inc.	25,128
2,198	Selective Insurance Group, Inc.	178,368
5,145	SiriusPoint, Ltd.*	51,810
1,277	State Auto Financial Corp.	21,862
612	Stewart Information Services Corp.	34,694
1,767	Tiptree, Inc., Class A	16,433
5,503	Travelers Cos., Inc. (The)	823,854

Shares		Value
Common Stocks, continued
Insurance, continued
728	United Fire Group, Inc.	$20,187
2,794	United Insurance Holdings Co.	15,926
1,869	Universal Insurance Holdings, Inc.	25,942
5,839	Unum Group	165,828
85	White Mountains Insurance Group, Ltd.	97,583
1,549	Willis Towers Watson plc	356,301
2,831	WR Berkley Corp.	210,711

		14,253,384

Interactive Media & Services (4.1%):
2,291	Alphabet, Inc., Class A*	5,594,141
2,199	Alphabet, Inc., Class C*	5,511,398
1,229	Cargurus, Inc.*	32,237
1,955	Cars.com, Inc.*	28,015
2,881	DHI Group, Inc.*	9,738
20,310	Facebook, Inc., Class A*	7,061,990
359	IAC/InterActiveCorp.*	55,347
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	21,913
2,717	Match Group, Inc.*	438,116
2,021	Pinterest, Inc., Class A*	159,558
1,563	QuinStreet, Inc.*	29,041
3,067	Snap, Inc., Class A*	208,985
1,344	Travelzoo, Inc.*	19,837
2,514	TripAdvisor, Inc.*	101,314
2,857	TrueCar, Inc.*	16,142
4,229	Twitter, Inc.*	290,998
582	Vimeo, Inc.*	28,518
1,590	Yelp, Inc.*	63,536
664	Zedge, Inc., Class B*	12,224
642	Zillow Group, Inc., Class A*	78,664
1,617	Zillow Group, Inc., Class C*	197,630

		19,959,342

Internet & Direct Marketing Retail (3.2%):
893	1-800 Flowers.com, Inc., Class A*^	28,460
3,788	Amazon.com, Inc.*	13,031,326
117	Booking Holdings, Inc.*	256,007
690	Chewy, Inc., Class A*^	55,000
9,111	eBay, Inc.	639,683
1,700	Etsy, Inc.*	349,928
757	Expedia Group, Inc.*	123,928
9,300	Just Eat Takeaway.com NV, ADR*	169,818
2,242	Lands’ End, Inc.*	92,034
1,736	Liquidity Services, Inc.*	44,181
4,404	Magnite, Inc.*	149,031
588	PetMed Express, Inc.^	18,728
1,526	Quotient Technology, Inc.*	16,496
8,810	Qurate Retail, Inc., Class A	115,323
764	Shutterstock, Inc.	75,002
385	Stamps.com, Inc.*	77,112
838	Wayfair, Inc., Class A*	264,565

		15,506,622

IT Services (4.7%):
6,097	Accenture plc, Class A	1,797,335
2,369	Akamai Technologies, Inc.*	276,225
1,974	Alliance Data Systems Corp.	205,671
2,873	Amdocs, Ltd.	222,255
5,457	Automatic Data Processing, Inc.	1,083,869

See accompanying notes to the financial statements.

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,957	Black Knight, Inc.*	$152,607
252	BM Technologies, Inc.*	3,135
3,165	Booz Allen Hamilton Holding Corp.	269,595
1,961	Broadridge Financial Solutions, Inc.	316,760
843	CACI International, Inc., Class A*	215,066
687	Cass Information Systems, Inc.	27,995
7,162	Cognizant Technology Solutions Corp., Class A	496,040
1,517	Concentrix Corp.*	243,934
6,347	Conduent, Inc.*	47,603
1,011	CSG Systems International, Inc.	47,699
7,895	DXC Technology Co.*	307,431
476	EPAM Systems, Inc.*	243,217
1,164	Euronet Worldwide, Inc.*	157,547
2,060	Evertec, Inc.	89,919
762	Exlservice Holdings, Inc.*	80,970
5,233	Fidelity National Information Services, Inc.	741,359
4,458	Fiserv, Inc.*	476,516
1,423	FleetCor Technologies, Inc.*	364,373
1,296	Gartner, Inc.*	313,891
6,266	Genpact, Ltd.	284,664
2,559	Global Payments, Inc.	479,915
2,119	GoDaddy, Inc., Class A*	184,268
2,548	GTT Communications, Inc.*^	6,192
1,357	Hackett Group, Inc. (The)	24,453
13,100	International Business Machines Corp.	1,920,329
1,038	Jack Henry & Associates, Inc.	169,723
3,410	KBR, Inc.	130,092
3,168	Leidos Holdings, Inc.	320,285
2,160	Limelight Networks, Inc.*	6,804
1,456	LiveRamp Holdings, Inc.*	68,214
840	ManTech International Corp., Class A	72,694
8,795	MasterCard, Inc., Class A	3,210,967
2,057	MAXIMUS, Inc.	180,954
262	MongoDB, Inc.*	94,718
642	Okta, Inc.*	157,085
4,849	Paychex, Inc.	520,298
5,792	PayPal Holdings, Inc.*	1,688,252
728	Perficient, Inc.*	58,546
840	PFSweb, Inc.*	6,199
1,873	Science Applications International Corp.	164,318
3,035	Servicesource International, Inc.*	4,279
1,095	Square, Inc., Class A*	266,961
1,169	Sykes Enterprises, Inc.*	62,775
3,331	Teradata Corp.*	166,450
1,284	TTEC Holdings, Inc.	132,368
702	Twilio, Inc., Class A*	276,700
3,021	Unisys Corp.*	76,462
1,183	VeriSign, Inc.*	269,357
15,252	Visa, Inc., Class A	3,566,223
6,143	Western Union Co. (The.)	141,105
1,200	WEX, Inc.*	232,680

		23,125,342

Leisure Products (0.3%):
1,798	Acushnet Holdings Corp.	88,821
895	American Outdoor Brands, Inc.*	31,450
2,521	Brunswick Corp.	251,142
2,427	Callaway Golf Co.*	81,863

Shares		Value
Common Stocks, continued
Leisure Products, continued
658	Escalade, Inc.	$15,101
2,468	Hasbro, Inc.	233,275
303	Johnson Outdoors, Inc., Class A	36,663
531	Malibu Boats, Inc.*	38,938
662	Marine Products Corp.	10,221
6,035	Mattel, Inc.*	121,304
995	Nautilus Group, Inc.*	16,766
909	Peloton Interactive, Inc., Class A*	112,734
1,582	Polaris, Inc.	216,671
1,410	Smith & Wesson Brands, Inc.	48,927
1,612	Vista Outdoor, Inc.*	74,603
424	YETI Holdings, Inc.*	38,932

		1,417,411

Life Sciences Tools & Services (1.1%):
237	10X Genomics, Inc., Class A*	46,409
2,097	Agilent Technologies, Inc.	309,958
5,177	Avantor, Inc.*	183,835
314	Bio-Rad Laboratories, Inc., Class A*	202,307
384	Bio-Techne Corp.	172,900
3,930	Bruker Corp.	298,601
819	Charles River Laboratories International, Inc.*	302,964
1,979	Harvard Bioscience, Inc.*	16,485
817	Illumina, Inc.*	386,613
1,846	IQVIA Holdings, Inc.*	447,323
1,107	Luminex Corp.	40,738
765	Medpace Holdings, Inc.*	135,122
327	Mettler-Toledo International, Inc.*	453,006
1,400	Neogenomics, Inc.*	63,238
1,490	PerkinElmer, Inc.	230,071
1,655	PRA Health Sciences, Inc.*	273,422
2,622	Syneos Health, Inc.*	234,643
2,658	Thermo Fisher Scientific, Inc.	1,340,881
670	Waters Corp.*	231,559

		5,370,075

Machinery (2.9%):
2,403	AGCO Corp.	313,303
228	Alamo Group, Inc.	34,811
737	Albany International Corp., Class A	65,785
3,881	Allison Transmission Holdings, Inc.	154,231
1,335	Altra Industrial Motion Corp.	86,802
656	Astec Industries, Inc.	41,289
1,591	Barnes Group, Inc.	81,539
837	Blue Bird Corp.*	20,808
5,334	Caterpillar, Inc.	1,160,838
1,019	Chart Industries, Inc.*	149,100
468	CIRCOR International, Inc.*	15,257
4,064	Colfax Corp.*	186,172
653	Columbus McKinnon Corp.	31,501
707	Commercial Vehicle Group, Inc.*	7,515
1,452	Crane Co.	134,121
2,744	Cummins, Inc.	669,015
2,953	Deere & Co.	1,041,553
562	DMC Global, Inc.*	31,590
3,960	Donaldson Co., Inc.	251,579
471	Douglas Dynamics, Inc.	19,165
2,266	Dover Corp.	341,260

See accompanying notes to the financial statements.

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,250	Enerpac Tool Group Corp.	$33,275
453	EnPro Industries, Inc.	44,009
372	ESCO Technologies, Inc.	34,897
2,747	Evoqua Water Technologies Co.*	92,794
1,153	Federal Signal Corp.	46,385
3,181	Flowserve Corp.	128,258
4,210	Fortive Corp.	293,605
983	Franklin Electric Co., Inc.	79,249
694	FreightCar America, Inc.*^	4,115
889	Gencor Industries, Inc.*	10,810
606	Gorman-Rupp Co. (The)	20,871
3,181	Graco, Inc.	240,802
2,503	Harsco Corp.*	51,111
650	Helios Technologies, Inc.	50,733
2,088	Hillenbrand, Inc.	92,039
490	Hurco Cos, Inc.	17,150
896	Hyster-Yale Materials Handling, Inc., Class A	65,390
930	IDEX Corp.	204,647
3,382	Illinois Tool Works, Inc.	756,080
5,321	Ingersoll-Rand, Inc.*	259,718
2,338	ITT, Inc.	214,137
957	John Bean Technologies Corp.	136,487
286	Kadant, Inc.	50,362
2,377	Kennametal, Inc.	85,382
787	L.B. Foster Co., Class A*	14,670
1,806	Lincoln Electric Holdings, Inc.	237,868
221	Lindsay Corp.	36,527
774	Lydall, Inc.*	46,842
1,213	Manitex International, Inc.*	8,843
2,529	Manitowoc Co., Inc. (The)*	61,961
2,774	Meritor, Inc.*	64,967
1,421	Middleby Corp. (The)*	246,202
1,706	Mueller Industries, Inc.	73,887
4,883	Mueller Water Products, Inc., Class A	70,413
2,868	Navistar International Corp.*	127,626
1,258	NN, Inc.*	9,246
1,155	Nordson Corp.	253,534
158	Omega Flex, Inc.	23,180
1,742	Oshkosh Corp.	217,123
4,844	Otis Worldwide Corp.	396,094
4,640	PACCAR, Inc.	414,120
1,980	Parker-Hannifin Corp.	608,078
1,058	Park-Ohio Holdings Corp.	34,004
5,152	Pentair plc	347,708
524	Proto Labs, Inc.*	48,103
660	RBC Bearings, Inc.*	131,617
3,787	REV Group, Inc.	59,418
3,709	Rexnord Corp.	185,598
612	Shyft Group, Inc. (The)	22,895
1,192	Snap-On, Inc.	266,329
1,232	SPX Corp.*	75,251
878	SPX FLOW, Inc.	57,281
340	Standex International Corp.	32,269
2,197	Stanley Black & Decker, Inc.	450,363
537	Tennant Co.	42,879
1,823	Terex Corp.	86,811
863	The Greenbrier Cos., Inc.	37,610

Shares		Value
Common Stocks, continued
Machinery, continued
2,519	Timken Co.	$203,006
3,046	Titan International, Inc.*	25,830
2,013	Toro Co. (The)	221,188
1,022	TriMas Corp.*	30,997
3,242	Trinity Industries, Inc.	87,177
1,510	Wabash National Corp.	24,160
2,993	Wabtec Corp.	246,324
615	Watts Water Technologies, Inc., Class A	89,735
4,275	Welbilt, Inc.*	98,966
1,534	Woodward, Inc.	188,498
2,183	Xylem, Inc.	261,873

		14,116,611

Marine (0.1%):
3,979	Costamare, Inc.	46,992
239	Eagle Bulk Shipping, Inc.*	11,309
147	Eneti, Inc.^	2,739
1,300	Genco Shipping & Trading, Ltd.	24,544
1,654	Kirby Corp.*	100,299
1,541	Matson, Inc.	98,624

		284,507

Media (1.7%):
3,595	Altice USA, Inc., Class A*	122,733
1,413	AMC Networks, Inc., Class A*	94,388
108	Cable One, Inc.	206,583
1,284	Charter Communications, Inc., Class A*	926,342
46,203	Comcast Corp., Class A	2,634,495
2,952	comScore, Inc.*	14,760
367	DallasNews Corp.	2,730
4,810	Discovery Communications, Inc., Class C*	139,394
3,389	Discovery, Inc., Class A*	103,974
4,832	DISH Network Corp., Class A*	201,978
4,131	E.W. Scripps Co. (The), Class A	84,231
2,186	Emerald Holding, Inc.*	11,783
8,164	Entercom Communications Corp.*	35,187
4,792	Entravision Communications Corp., Class A	32,011
5,288	Fox Corp., Class A	196,343
4,358	Fox Corp., Class B	153,402
7,573	Gannett Co, Inc.*	41,576
2,788	Gray Television, Inc.	65,239
11,906	Interpublic Group of Cos., Inc. (The)	386,826
864	John Wiley & Sons, Inc., Class A	51,995
192	John Wiley & Sons, Inc., Class B	11,503
563	Liberty Broadband Corp., Class A*	94,680
2,185	Liberty Broadband Corp., Class C*	379,447
1,489	Liberty Latin America, Ltd.*	20,638
5,752	Liberty Latin America, Ltd., Class C*	81,103
3,116	Liberty Media Corp.-Liberty SiriusXM, Class C*	144,551
1,977	Liberty Media Corp-Liberty SiriusXM, Class A*	92,089
143	Loral Space & Communications Inc.	5,556
131	Marchex, Inc., Class B*	401
1,649	Meredith Corp.*	71,633
2,059	MSG Networks, Inc., Class A*	30,020
3,726	National CineMedia, Inc.	18,891
3,530	New York Times Co. (The), Class A	153,731
7,031	News Corp., Class A	181,189
2,563	News Corp., Class B	62,409

See accompanying notes to the financial statements.

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
1,767	Nexstar Media Group, Inc., Class A	$261,304
5,488	Omnicom Group, Inc.	438,985
1,853	Scholastic Corp.	70,210
10,861	Sirius XM Holdings, Inc.^	71,031
474	TechTarget, Inc.*	36,730
7,839	Tegna, Inc.	147,060
445	ViacomCBS, Inc., Class A^	21,560
8,842	ViacomCBS, Inc., Class B	399,658

		8,300,349

Metals & Mining (0.8%):
6,163	Alcoa Corp.*	227,045
4,528	Allegheny Technologies, Inc.*	94,409
799	Ampco-Pittsburgh Corp.*	4,850
3,002	Arconic Corp.*	106,931
1,138	Carpenter Technology Corp.	45,770
2,210	Century Aluminum Co.*	28,487
3,567	Cleveland-Cliffs, Inc.*^	76,905
5,449	Coeur Mining, Inc.*	48,387
3,300	Commercial Metals Co.	101,376
702	Compass Minerals International, Inc.	41,601
7,323	Ferroglobe plc*	44,817
9,823	Ferroglobe Unit*(a)	—
841	Fortitude Gold Corp.	5,761
14,907	Freeport-McMoRan, Inc.	553,199
2,945	Gold Resource Corp.	7,598
943	Haynes International, Inc.	33,363
14,180	Hecla Mining Co.	105,499
151	Kaiser Aluminum Corp.	18,647
643	Materion Corp.	48,450
12,309	McEwen Mining, Inc.*	16,986
9,007	Newmont Corp.	570,864
4,882	Nucor Corp.	468,330
700	Olympic Steel, Inc.	20,573
1,961	Reliance Steel & Aluminum Co.	295,915
990	Royal Gold, Inc.	112,959
1,500	Ryerson Holding Corp.*	21,900
1,365	Schnitzer Steel Industries, Inc., Class A	66,953
1,446	Southern Copper Corp.	93,007
7,463	Steel Dynamics, Inc.	444,795
3,673	SunCoke Energy, Inc.	26,225
701	Synalloy Corp.*	7,003
2,052	TimkenSteel Corp.*	29,036
7,131	United States Steel Corp.	171,144
548	Universal Stainless & Alloy Products, Inc.*	5,518
1,489	Warrior Met Coal, Inc.	25,611
1,135	Worthington Industries, Inc.	69,439

		4,039,353

Multiline Retail (0.7%):
1,406	Big Lots, Inc.	92,810
1,248	Dillard’s, Inc., Class A^	225,738
2,684	Dollar General Corp.	580,791
4,675	Dollar Tree, Inc.*	465,162
4,069	Kohl’s Corp.	224,243
11,847	Macy’s, Inc.*	224,619
1,737	Ollie’s Bargain Outlet Holdings, Inc.*	146,134

Shares		Value
Common Stocks, continued
Multiline Retail, continued
5,786	Target Corp.	$1,398,708

		3,358,205

Multi-Utilities (0.6%):
2,833	Ameren Corp.	226,753
1,406	Avista Corp.	59,994
1,134	Black Hills Corp.	74,424
7,105	CenterPoint Energy, Inc.	174,215
3,460	CMS Energy Corp.	204,417
3,698	Consolidated Edison, Inc.	265,221
6,617	Dominion Energy, Inc.	486,813
2,251	DTE Energy Co.	291,730
6,409	MDU Resources Group, Inc.	200,858
6,003	NiSource, Inc.	147,073
993	NorthWestern Corp.	59,798
5,550	Public Service Enterprise Group, Inc.	331,557
2,591	Sempra Energy	343,256
305	Unitil Corp.	16,156
3,038	WEC Energy Group, Inc.	270,230

		3,152,495

Oil, Gas & Consumable Fuels (3.0%):
332	Adams Resources & Energy, Inc.	9,193
7,652	Antero Resources Corp.*	115,010
9,853	APA Corp.	213,120
432	Arch Resources, Inc.*	24,615
1,988	Berry Corp.	13,359
1,149	Bonanza Creek Energy, Inc.	54,083
6,877	Cabot Oil & Gas Corp.	120,072
2,819	Callon Petroleum Co.*^	162,628
6,243	Centennial Resource Development, Inc., Class A*^	42,328
2,978	Cheniere Energy, Inc.*	258,312
15,686	Chevron Corp.	1,642,952
3,318	Cimarex Energy Co.	240,389
7,534	Clean Energy Fuel Corp.*^	76,470
6,372	CNX Resources Corp.*	87,042
461	Comstock Resources, Inc.*	3,075
15,991	ConocoPhillips	973,852
1,846	CONSOL Energy, Inc.*	34,096
10,215	Continental Resources, Inc.	388,476
2,225	CVR Energy, Inc.	39,961
2,204	Delek US Holdings, Inc.	47,650
23,604	Devon Energy Corp.	689,001
5,705	DHT Holdings, Inc.	37,025
2,202	Diamondback Energy, Inc.	206,746
58	Dorian LPG, Ltd.*	819
5,391	Enlink Midstream LLC	34,449
8,944	EOG Resources, Inc.	746,287
7,807	EQT Corp.*	173,784
2,812	Equitrans Midstream Corp.	23,930
34,075	Exxon Mobil Corp.	2,149,451
1,014	Green Plains, Inc.*	34,091
4,294	Hess Corp.	374,952
4,760	HollyFrontier Corp.	156,604
1,180	International Seaways, Inc.	22,632
19,091	Kinder Morgan, Inc.	348,029
17,233	Kosmos Energy, Ltd.*	59,626
609	Laredo Petroleum, Inc.*	56,509

See accompanying notes to the financial statements.

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
17,859	Marathon Oil Corp.	$243,240
8,759	Marathon Petroleum Corp.	529,219
3,899	Matador Resources Co.	140,403
4,219	Murphy Oil Corp.	98,218
1,032	New Fortress Energy, Inc.	39,092
17,900	Occidental Petroleum Corp.	559,733
6,100	ONEOK, Inc.	339,404
4,281	Ovintiv, Inc.	134,723
2,936	PAR Pacific Holdings, Inc.*	49,384
3,458	PBF Energy, Inc., Class A*	52,907
3,014	PDC Energy, Inc.	138,011
4,173	Peabody Energy Corp.*	33,092
787	Penn Virginia Corp.*	18,581
4,501	Phillips 66	386,276
1,401	PHX Minerals, Inc.	5,212
3,573	Pioneer Natural Resources Co.	580,684
6	PrimeEnergy Resources Corp.*	278
4,715	Range Resources Corp.*	79,023
1,426	Renewable Energy Group, Inc.*	88,897
374	REX American Resources Corp.*	33,727
1,682	Scorpio Tankers, Inc.	37,088
3,507	SFL Corp., Ltd.	26,829
6,397	SM Energy Co.	157,558
24,131	Southwestern Energy Co.*	136,823
3,310	Talos Energy, Inc.*	51,768
4,483	Targa Resources Corp.	199,269
6,407	Teekay Shipping Corp.*	23,834
1,031	Teekay Tankers, Ltd., Class A*^	14,867
4,537	Valero Energy Corp.	354,249
14,709	Williams Cos., Inc.	390,524
1,790	World Fuel Services Corp.	56,797

		14,660,328

Paper & Forest Products (0.1%):
1,071	Boise Cascade Co.	62,493
545	Clearwater Paper Corp.*	15,789
1,418	Domtar Corp.*	77,933
2,520	Glatfelter Corp.	35,204
4,040	Louisiana-Pacific Corp.	243,571
3,875	Mercer International, Inc.	49,406
617	Neenah, Inc.	30,955
2,344	Resolute Forest Products	28,597
665	Schweitzer-Mauduit International, Inc.	26,853
2,251	Verso Corp.	39,843

		610,644

Personal Products (0.2%):
12,350	Coty, Inc., Class A*	115,349
1,291	Edgewell Personal Care Co.	56,675
854	elf Beauty, Inc.*	23,178
1,909	Estee Lauder Co., Inc. (The), Class A	607,215
3,138	Herbalife Nutrition, Ltd.*	165,467
594	Inter Parfums, Inc.	42,768
186	Medifast, Inc.	52,634
1,236	Natures Sunshine Products, Inc.	21,469
1,116	Nu Skin Enterprises, Inc., Class A	63,221
340	United-Guardian, Inc.	5,097
645	Usana Health Sciences, Inc.*	66,067

		1,219,140

Shares		Value
Common Stocks, continued
Pharmaceuticals (2.8%):
2,003	Amphastar Pharmaceuticals, Inc.*	$40,381
900	ANI Pharmaceuticals, Inc.*	31,545
885	Assembly Biosciences, Inc.*	3,434
17,646	Bristol-Myers Squibb Co.	1,179,106
2,125	Catalent, Inc.*	229,755
2,976	Corcept Therapeutics, Inc.*	65,472
1,468	Cumberland Pharmaceuticals, Inc.*	4,177
1,054	Cymabay Therapeutics, Inc.*^	4,595
6,155	Elanco Animal Health, Inc.*	213,517
8,220	Eli Lilly & Co.	1,886,654
8,827	Endo International plc*	41,310
3,032	Horizon Therapeutics plc*	283,917
3,292	Innoviva, Inc.*	44,146
1,338	Intra-Cellular Therapies, Inc.*	54,617
1,466	Jazz Pharmaceuticals plc*	260,420
24,992	Johnson & Johnson	4,117,182
2,281	Lannett Co., Inc.*^	10,652
24,740	Merck & Co., Inc.	1,924,030
3,567	Nektar Therapeutics*	61,210
2,474	Organon & Co.*	74,863
1,317	Otonomy, Inc.*	2,937
3,223	Perrigo Co. plc	147,775
45,164	Pfizer, Inc.	1,768,622
793	Phibro Animal Health Corp., Class A	22,902
1,580	Prestige Consumer Healthcare, Inc.*	82,318
1,789	Supernus Pharmaceuticals, Inc.*	55,083
923	Taro Pharmaceutical Industries, Ltd.*	66,419
17,276	Viatris, Inc.	246,874
4,795	Zoetis, Inc.	893,596
1,297	Zogenix, Inc.*	22,412

		13,839,921

Professional Services (0.7%):
1,633	ASGN, Inc.*	158,287
494	Barrett Business Services, Inc.	35,869
1,617	CBIZ, Inc.*	52,989
2,160	CoStar Group, Inc.*^	178,891
456	CRA International, Inc.	39,034
1,098	Equifax, Inc.	262,982
1,104	Exponent, Inc.	98,488
825	Forrester Research, Inc.*	37,785
1,031	FTI Consulting, Inc.*	140,845
421	Heidrick & Struggles International, Inc.	18,755
466	Hill International, Inc.*	1,160
660	Huron Consulting Group, Inc.*	32,439
329	ICF International, Inc.	28,906
3,021	IHS Markit, Ltd.	340,346
514	Insperity, Inc.	46,450
1,042	Kelly Services, Inc., Class A*	24,977
577	Kforce, Inc.	36,311
1,558	Korn Ferry	113,033
1,732	ManpowerGroup, Inc.	205,952
659	Mistras Group, Inc.*	6,478
11,810	Nielsen Holdings plc	291,353
2,125	Resources Connection, Inc.	30,515
3,340	Robert Half International, Inc.	297,160
2,719	TransUnion	298,573
2,194	TriNet Group, Inc.*	159,021

See accompanying notes to the financial statements.

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
1,029	Trueblue, Inc.*	$28,925
1,755	Verisk Analytics, Inc.	306,634
633	Willdan Group, Inc.*	23,826

		3,295,984

Real Estate Management & Development (0.3%):
491	BBX Capital, Inc.*	3,938
4,608	CBRE Group, Inc., Class A*	395,044
2,451	Cushman & Wakefield plc*	42,819
279	Forestar Group, Inc.*	5,834
232	FRP Holdings, Inc.*	12,918
1,280	Howard Hughes Corp. (The)*	124,749
323	Indus Realty Trust, Inc.	21,205
1,491	Jones Lang LaSalle, Inc.*	291,431
4,260	Kennedy-Wilson Holdings, Inc.	84,646
977	Marcus & Millichap, Inc.*	37,976
6,929	Newmark Group, Inc.	83,217
997	Rafael Holdings, Inc., Class B*	50,897
910	RE/MAX Holdings, Inc., Class A	30,330
3,814	Realogy Holdings Corp.*	69,491
681	Redfin Corp.*	43,182
1,447	Tejon Ranch Co.*	22,009
357	The RMR Group, Inc., Class A	13,794
2,457	The St Joe Co.	109,607

		1,443,087

Road & Rail (1.2%):
598	AMERCO, Inc.	352,461
757	ArcBest Corp.	44,050
1,730	Avis Budget Group, Inc.*	134,750
419	Covenant Logistics Group, Inc.*	8,665
23,430	CSX Corp.	751,634
1,925	Heartland Express, Inc.	32,975
2,243	J.B. Hunt Transport Services, Inc.	365,497
1,439	Kansas City Southern	407,769
5,109	Knight-Swift Transportation Holdings, Inc.	232,255
1,096	Landstar System, Inc.	173,190
422	Lyft, Inc., Class A*	25,522
2,410	Marten Transport, Ltd.	39,741
2,085	Norfolk Southern Corp.	553,380
1,887	Old Dominion Freight Line, Inc.	478,921
400	P.A.M. Transportation SVCS*	21,100
1,902	Ryder System, Inc.	141,376
833	Saia, Inc.*	174,505
2,500	Schneider National, Inc., Class B	54,425
2,809	Uber Technologies, Inc.*	140,787
6,645	Union Pacific Corp.	1,461,435
586	Universal Logistics Holdings, Inc.	13,654
1,023	USA Truck, Inc.*	16,440
2,378	Werner Enterprises, Inc.	105,868
1,829	Yellow Corp.*	11,907

		5,742,307

Semiconductors & Semiconductor Equipment (5.0%):
870	Advanced Energy Industries, Inc.	98,058
8,812	Advanced Micro Devices, Inc.*	827,711
1,120	Alpha & Omega Semiconductor, Ltd.*	34,037
630	Ambarella, Inc.*	67,177
9,610	Amkor Technology, Inc.	227,469

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,110	Analog Devices, Inc.	$535,418
8,896	Applied Materials, Inc.	1,266,790
608	Axcelis Technologies, Inc.*	24,575
1,701	AXT, Inc.*	18,677
3,962	Broadcom, Inc.	1,889,240
2,129	Brooks Automation, Inc.	202,851
437	CEVA, Inc.*	20,670
1,665	Cirrus Logic, Inc.*	141,725
697	CMC Materials, Inc.	105,066
2,261	Cohu, Inc.*	83,182
1,991	Cree, Inc.*	194,979
1,027	Diodes, Inc.*	81,924
1,512	Entegris, Inc.	185,931
2,557	First Solar, Inc.*	231,434
1,662	FormFactor, Inc.*	60,597
1,314	GSI Technology, Inc.*	7,385
948	Ichor Holdings, Ltd.*	51,002
51,880	Intel Corp.	2,912,543
2,078	KLA Corp.	673,708
1,562	Kulicke & Soffa Industries, Inc.	95,594
1,724	Lam Research Corp.	1,121,807
2,049	Lattice Semiconductor Corp.*	115,113
876	MA-COM Technology Solutions Holdings, Inc.*	56,134
10,107	Marvell Technology, Inc.	589,541
3,942	Maxim Integrated Products, Inc.	415,329
1,132	MaxLinear, Inc., Class A*	48,099
2,692	Microchip Technology, Inc.	403,100
13,186	Micron Technology, Inc.*	1,120,546
1,341	MKS Instruments, Inc.	238,631
421	Monolithic Power Systems, Inc.	157,222
1,500	Neophotonics Corp.*	15,315
150	NVE Corp.	11,107
4,249	NVIDIA Corp.	3,399,625
5,936	ON Semiconductor Corp.*	227,230
1,334	Onto Innovation, Inc.*	97,435
1,438	PDF Solutions, Inc.*	26,143
2,358	Photronics, Inc.*	31,149
1,520	Power Integrations, Inc.	124,731
1,567	Qorvo, Inc.*	306,584
11,338	Qualcomm, Inc.	1,620,540
2,888	Rambus, Inc.*	68,474
1,305	Semtech Corp.*	89,784
867	Silicon Laboratories, Inc.*	132,868
2,531	Skyworks Solutions, Inc.	485,319
1,151	SMART Global Holdings, Inc.*	54,880
768	SolarEdge Technologies, Inc.*	212,252
834	Synaptics, Inc.*	129,754
2,449	Teradyne, Inc.	328,068
9,581	Texas Instruments, Inc.	1,842,426
1,251	Ultra Clean Holdings, Inc.*	67,204
885	Universal Display Corp.	196,762
1,442	Veeco Instruments, Inc.*	34,666
3,065	Xilinx, Inc.	443,322

		24,248,903

Software (7.2%):
3,453	ACI Worldwide, Inc.*	128,244
4,078	Adobe, Inc.*	2,388,240

See accompanying notes to the financial statements.

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,142	Alarm.com Holding, Inc.*	$96,727
591	Alteryx, Inc., Class A*	50,838
1,009	American Software, Inc., Class A	22,158
1,301	Anaplan, Inc.*	69,343
988	ANSYS, Inc.*	342,895
1,409	Aspen Technology, Inc.*	193,794
447	Atlassian Corp. plc, Class A*	114,816
1,996	Autodesk, Inc.*	582,632
852	Avalara, Inc.*	137,854
1,879	Avaya Holdings Corp.*	50,545
2,272	Aware, Inc.*	8,429
313	Bill.com Holdings, Inc.*	57,335
1,196	Blackbaud, Inc.*	91,578
3	Blackline, Inc.*	334
794	Bottomline Technologies, Inc.*	29,441
2,969	Cadence Design Systems, Inc.*	406,219
2,601	CDK Global, Inc.	129,244
820	Cerence, Inc.*	87,502
1,607	Ceridian HCM Holding, Inc.*	154,143
1,606	Citrix Systems, Inc.	188,336
519	Cloudflare, Inc., Class A*	54,931
1,830	Cognyte Software, Ltd.*	44,835
505	CommVault Systems, Inc.*	39,476
387	Coupa Software, Inc.*	101,437
487	Crowdstrike Holdings, Inc., Class A*	122,388
400	Datadog, Inc., Class A*	41,632
572	Digital Turbine, Inc.*	43,489
659	DocuSign, Inc.*	184,237
3,824	Dropbox, Inc., Class A*	115,905
1,149	Dynatrace, Inc.*	67,125
1,380	Ebix, Inc.	46,782
281	Elastic NV*	40,959
990	Envestnet, Inc.*	75,101
429	Everbridge, Inc.*	58,378
410	Fair Isaac Corp.*	206,099
1,784	FireEye, Inc.*	36,072
530	Five9, Inc.*	97,197
2,322	Fortinet, Inc.*	553,077
977	Globant SA*	214,139
1,145	Guidewire Software, Inc.*	129,064
239	HubSpot, Inc.*	139,270
2,145	Intuit, Inc.	1,051,415
1,775	J2 Global, Inc.*	244,151
1,365	Manhattan Associates, Inc.*	197,707
70,103	Microsoft Corp.	18,990,903
166	MicroStrategy, Inc., Class A*^	110,307
600	New Relic, Inc.*	40,182
7,021	NortonLifeLock, Inc.	191,112
3,699	Nuance Communications, Inc.*	201,374
1,157	Nutanix, Inc., Class A*	44,220
879	OneSpan, Inc.*	22,450
18,418	Oracle Corp.	1,433,657
2,718	Palantir Technologies, Inc., Class A*	71,646
600	Paycom Software, Inc.*	218,082
682	Paylocity Holding Corp.*	130,126
963	Pegasystems, Inc.	134,040
947	Progress Software Corp.	43,799

Shares		Value
Common Stocks, continued
Software, continued
886	Proofpoint, Inc.*	$153,951
1,146	PTC, Inc.*	161,884
389	Q2 Holdings, Inc.*	39,904
894	Qualys, Inc.*	90,017
2,745	RealNetworks, Inc.*	6,396
371	RingCentral, Inc., Class A*	107,805
4,955	salesforce.com, Inc.*	1,210,358
1,200	Sapiens International Corp. NV	31,524
574	ServiceNow, Inc.*	315,442
2,514	Slack Technologies, Inc., Class A*	111,370
585	Smartsheet, Inc., Class A*	42,307
3,309	SolarWinds Corp.*	55,889
967	Splunk, Inc.*	139,809
4,289	SS&C Technologies Holdings, Inc.	309,065
2,279	Synchronoss Technologies, Inc.*	8,182
989	Synopsys, Inc.*	272,756
2,670	The Trade Desk, Inc., Class A*	206,551
409	Tyler Technologies, Inc.*	185,019
1,022	Verint Systems, Inc.*	46,061
742	Vmware, Inc., Class A*	118,698
494	Workday, Inc., Class A*	117,938
7,046	Xperi Holding Corp.	156,703
175	Zendesk, Inc.*	25,259
185	Zoom Video Communications, Inc., Class A*	71,601
566	Zscaler, Inc.*	122,290

		34,974,190

Specialty Retail (2.7%):
1,093	Aaron’s Co., Inc. (The)	34,965
4,015	Abercrombie & Fitch Co., Class A*	186,416
1,285	Advance Auto Parts, Inc.	263,605
5,007	American Eagle Outfitters, Inc.	187,913
200	America’s Car Mart, Inc.*	28,344
534	Asbury Automotive Group, Inc.*	91,512
1,100	At Home Group, Inc.*	40,524
2,991	AutoNation, Inc.*	283,577
239	AutoZone, Inc.*	356,641
3,164	Barnes & Noble Education, Inc.*	22,812
3,437	Bed Bath & Beyond, Inc.*	114,418
5,628	Best Buy Co, Inc.	647,107
1,657	Big 5 Sporting Goods Corp.^	42,552
841	Boot Barn Holdings, Inc.*	70,686
583	Build-A-Bear Workshop, Inc.*	10,092
355	Burlington Stores, Inc.*	114,306
2,280	Caleres, Inc.	62,221
3,160	CarMax, Inc.*	408,114
155	Carvana Co.*	46,782
1,987	Cato Corp., Class A	33,521
7,822	Chico’s FAS, Inc.*	51,469
881	Citi Trends, Inc.*	76,647
1,572	Conn’s, Inc.*	40,086
3,425	Designer Brands, Inc., Class A*	56,684
2,039	Dick’s Sporting Goods, Inc.	204,287
1,234	Five Below, Inc.*	238,495
2,381	Floor & Decor Holdings, Inc., Class A*	251,672
3,374	Foot Locker, Inc.	207,940
8,563	Gap, Inc. (The)	288,145
435	Genesco, Inc.*	27,701

See accompanying notes to the financial statements.

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
630	Group 1 Automotive, Inc.	$97,291
2,846	Guess?, Inc.	75,134
583	Haverty Furniture Cos., Inc.	24,929
499	Hibbett, Inc.*	44,725
8,873	Home Depot, Inc. (The)	2,829,511
1,784	L Brands, Inc.	128,555
875	Lithia Motors, Inc., Class A	300,685
7,062	Lowe’s Cos., Inc.	1,369,816
527	MarineMax, Inc.*	25,686
751	Monro, Inc.	47,696
1,077	Murphy U.S.A., Inc.	143,640
1,200	National Vision Holdings, Inc.*	61,356
1,542	ODP Corp. (The)*	74,031
770	O’Reilly Automotive, Inc.*	435,982
2,398	Penske Automotive Group, Inc.	181,025
1,792	Rent-A-Center, Inc.	95,101
357	RH*	242,403
2,006	Ross Stores, Inc.	248,744
1,832	Sally Beauty Holdings, Inc.*	40,432
600	Shoe Carnival, Inc.	42,954
1,393	Signet Jewelers, Ltd.*	112,540
472	Sleep Number Corp.*	51,896
844	Sonic Automotive, Inc., Class A	37,761
1,606	Sportsman’s Warehouse Holdings, Inc.*	28,539
848	The Buckle, Inc.	42,188
988	The Children’s Place, Inc.*	91,943
854	Tilly’s, Inc.	13,647
6,942	TJX Cos., Inc. (The)	468,030
1,904	Tractor Supply Co.	354,258
827	Ulta Beauty, Inc.*	285,952
2,187	Urban Outfitters, Inc.*	90,148
2,160	Williams-Sonoma, Inc.	344,844
75	Winmark Corp.	14,406
729	Zumiez, Inc.*	35,714

		12,970,796

Technology Hardware, Storage & Peripherals (5.1%):
6,315	3D Systems Corp.*	252,410
162,307	Apple, Inc.	22,229,567
728	AstroNova, Inc.*	10,134
2,354	Avid Technology, Inc.*	92,159
1,874	Dell Technologies, Inc., Class C*	186,782
19,633	Hewlett Packard Enterprise Co.	286,249
12,288	HP, Inc.	370,975
4,627	NCR Corp.*	211,037
3,516	NetApp, Inc.	287,679
4,094	Pure Storage, Inc., Class A*	79,956
3,574	Seagate Technology Holdings plc	314,262
1,794	Stratasys, Ltd.*	46,393
4,585	Western Digital Corp.*	326,314
6,671	Xerox Holdings Corp.	156,702

		24,850,619

Textiles, Apparel & Luxury Goods (1.0%):
4,230	Capri Holdings, Ltd.*	241,914
840	Carter’s, Inc.	86,663
1,677	Columbia Sportswear Co.	164,950
1,693	Crocs, Inc.*	197,268
810	Culp, Inc.	13,203

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
713	Deckers Outdoor Corp.*	$273,842
1,494	Fossil Group, Inc.*	21,334
2,480	G-III Apparel Group, Ltd.*	81,493
9,857	Hanesbrands, Inc.	184,030
795	Kontoor Brands, Inc.	44,846
1,147	Lululemon Athletica, Inc.*	418,621
1,551	Movado Group, Inc.	48,810
10,725	Nike, Inc., Class B	1,656,905
405	Oxford Industries, Inc.	40,030
1,797	PVH Corp.*	193,339
1,225	Ralph Lauren Corp.	144,317
570	Rocky Brands, Inc.	31,692
4,005	Skechers U.S.A., Inc., Class A*	199,569
1,560	Steven Madden, Ltd.	68,266
700	Superior Group of Cos., Inc.	16,737
7,071	Tapestry, Inc.*	307,447
3,369	Under Armour, Inc., Class A*	71,254
3,746	Under Armour, Inc., Class C*	69,563
1,027	Unifi, Inc.*	25,018
802	Vera Bradley, Inc.*	9,937
3,169	VF Corp.	259,985
1,153	Wolverine World Wide, Inc.	38,787

		4,909,820

Thrifts & Mortgage Finance (0.4%):
1,866	Axos Financial, Inc.*	86,564
1,591	BankFinancial Corp.	18,201
3,362	Capitol Federal Financial, Inc.	39,604
2,223	Columbia Financial, Inc.*	38,280
855	ESSA Bancorp, Inc.	14,013
3,469	Essent Group, Ltd.	155,932
403	Federal Agricultural Mortgage Corp.	39,857
408	First Capital, Inc.	17,691
1,989	Flagstar Bancorp, Inc.	84,075
8	Greene County Bancorp, Inc.	225
62	Hingham Institution for Savings	18,011
628	HomeStreet, Inc.	25,585
413	IF Bancorp, Inc.	9,499
2,442	Kearny Financial Corp.	29,182
1,249	Kentucky First Federal Bancorp	9,193
750	Lake Shore Bancorp, Inc.	11,512
194	LendingTree, Inc.*	41,105
1,119	Meridian Bancorp, Inc.	22,895
2,048	Meta Financial Group, Inc.	103,690
10,413	MGIC Investment Corp.	141,617
2,681	Mr Cooper Group, Inc.*	88,634
13,097	New York Community Bancorp, Inc.	144,329
2,461	NMI Holdings, Inc., Class A*	55,323
1,501	Northfield Bancorp, Inc.	24,616
3,456	Northwest Bancshares, Inc.	47,140
1,932	Oceanfirst Financial Corp.	40,263
503	Oconee Federal Financial Corp.^	11,760
465	Ocwen Financial Corp.*	14,406
1,369	Premier Financial Corp.	38,893
679	Provident Financial Holdings, Inc.	11,726
2,256	Provident Financial Services, Inc.	51,640
6,456	Radian Group, Inc.	143,646
420	Riverview Bancorp, Inc.	2,978

See accompanying notes to the financial statements.

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
561	Southern Missouri Bancorp, Inc.	$25,223
1,764	Sterling Bancorp, Inc.*	8,026
733	Territorial Bancorp, Inc.	19,036
5,381	TFS Financial Corp.	109,234
559	TrustCo Bank Corp. NY	19,218
2,436	Washington Federal, Inc.	77,416
728	Waterstone Financial, Inc.	14,312
1,074	Wawlker & Dunlop, Inc.	112,104
1,498	Western New England BanCorp, Inc.^	12,209
1,389	WSFS Financial Corp.	64,714

		2,043,577

Tobacco (0.4%):
19,090	Altria Group, Inc.	910,211
12,064	Philip Morris International, Inc.	1,195,663
518	Universal Corp.	29,510
3,098	Vector Group, Ltd.	43,806

		2,179,190

Trading Companies & Distributors (0.7%):
3,844	Air Lease Corp.	160,449
948	Applied Industrial Technologies, Inc.	86,325
2,840	Beacon Roofing Supply, Inc.*	151,230
1,592	CAI International, Inc.	89,152
644	DXP Enterprises, Inc.*	21,445
8,092	Fastenal Co.	420,784
876	GATX Corp.	77,500
977	Global Industrial Co.	35,866
1,243	GMS, Inc.*	59,838
1,047	H&E Equipment Services, Inc.	34,834
1,424	Herc Holdings, Inc.*	159,588
1,307	Huttig Building Products, Inc.*	7,554
870	Kaman Corp., Class A	43,848
2,381	MRC Global, Inc.*	22,381
1,633	MSC Industrial Direct Co., Inc., Class A	146,529
3,189	NOW, Inc.*	30,264
1,547	Rush Enterprises, Inc., Class A	66,892
1,003	SiteOne Landscape Supply, Inc.*	169,768
1,757	Textainer Group Holdings, Ltd.*	59,334
651	Titan Machinery, Inc.*	20,142
173	Transcat, Inc.*	9,776
2,472	Triton International, Ltd.	129,384
1,982	United Rentals, Inc.*	632,278
3,997	Univar Solutions, Inc.*	97,447
1,184	Veritiv Corp.*	72,721
826	W.W. Grainger, Inc.	361,788
802	Watsco, Inc.	229,885
84	Watsco, Inc., Class B	23,778
1,832	WESCO International, Inc.*	188,366

		3,609,146

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	109,414

Water Utilities (0.1%):
830	American States Water Co.	66,035
1,971	American Water Works Co., Inc.	303,790
491	Artesian Resources Corp.	18,054
1,107	California Water Service Group	61,483
3,223	Essential Utilities, Inc.	147,291

Shares, Contracts or Principal Amount		Value
Common Stocks, continued
Water Utilities, continued
355	Middlesex Water Co.	$29,014
669	Pure Cycle Corp.*	9,246
498	SJW Group	31,523
372	York Water Co. (The)	16,852

		683,288

Wireless Telecommunication Services (0.2%):
1,333	Shenandoah Telecommunications Co.	64,664
1,649	Spok Holdings, Inc.	15,863
2,954	Telephone & Data Systems, Inc.	66,937
6,683	T-Mobile USA, Inc.*	967,899
1,151	United States Cellular Corp.*	41,793

		1,157,156

Total Common Stocks (Cost $255,545,796)		486,155,363

Preferred Stocks (0.0%†):
Internet & Direct Marketing Retail (0.0%†):
264	Qurate Retail, Inc., 8.00%, 3/15/31	28,578

Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 10.63%	33,237

Total Preferred Stocks (Cost $113,834)		61,815

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
143	Nabors Industries, Ltd., 6/11/26	1,430

Total Warrant (Cost $—)		1,430

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,427

Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*	173

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	554

Total Rights (Cost $3,216)		6,154

Short-Term Security Held as Collateral for Securities on Loan (0.4%):
1,907,764	BlackRock Liquidity FedFund, Institutional Class , 0.04%(b)(c)	1,907,764

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,907,764)		1,907,764

Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
910,809	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	910,809

Total Unaffiliated Investment Company (Cost $910,809)		910,809

Total Investment Securities (Cost $258,481,419) — 100.3%		489,043,335
Net other assets (liabilities) — (0.3)%		(1,438,309)

Net Assets — 100.0%		$487,605,026

See accompanying notes to the financial statements.

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $1,871,546.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$258,481,419

Investment securities, at value(a)	$489,043,335
Interest and dividends receivable	279,043
Receivable for investments sold	928,951
Reclaims receivable	2,700
Prepaid expenses	25,730

Total Assets	490,279,759

Liabilities:
Cash overdraft	5,856
Payable for capital shares redeemed	412,630
Payable for collateral received on loaned securities	1,907,764
Manager fees payable	216,268
Administration fees payable	4,236
Distribution fees payable	100,124
Custodian fees payable	2,281
Administrative and compliance services fees payable	969
Transfer agent fees payable	1,159
Trustee fees payable	4,918
Other accrued liabilities	18,528

Total Liabilities	2,674,733

Net Assets	$487,605,026

Net Assets Consist of:
Paid in capital	$191,433,195
Total distributable earnings	296,171,831

Net Assets	$487,605,026

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,464,793
Net Asset Value (offering and redemption price per share)	$17.13

(a)	Includes securities on loan of $1,871,546.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$3,585,721
Income from securities lending	10,059
Foreign withholding tax	(763)

Total Investment Income	3,595,017

Expenses:
Manager fees	1,940,177
Administration fees	22,270
Distribution fees	606,304
Custodian fees	8,615
Administrative and compliance services fees	3,369
Transfer agent fees	2,881
Trustee fees	12,053
Professional fees	10,610
Shareholder reports	5,577
Other expenses	5,378

Total expenses before reductions	2,617,234
Less expenses voluntarily waived/reimbursed by the Manager	(630,559)

Net expenses	1,986,675

Net Investment Income/(Loss)	1,608,342

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	23,512,519
Change in net unrealized appreciation/depreciation on securities	52,871,910

Net realized and Change in net unrealized gains/losses on investments	76,384,429

Change in Net Assets Resulting From Operations	$77,992,771

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,608,342	$4,280,089
Net realized gains/(losses) on investments	23,512,519	36,138,044
Change in unrealized appreciation/depreciation on investments	52,871,910	38,192,478

Change in net assets resulting from operations	77,992,771	78,610,611

Distributions to Shareholders:
Distributions	—	(37,601,702)

Change in net assets resulting from distributions to shareholders	—	(37,601,702)

Capital Transactions:
Proceeds from shares issued	69,259	47,489,042
Proceeds from dividends reinvested	—	37,601,702
Value of shares redeemed	(69,237,614)	(143,637,221)

Change in net assets resulting from capital transactions	(69,168,355)	(58,546,477)

Change in net assets	8,824,416	(17,537,568)
Net Assets:
Beginning of period	478,780,610	496,318,178

End of period	$487,605,026	$478,780,610

Share Transactions:
Shares issued	4,118	4,484,905
Dividends reinvested	—	2,896,895
Shares redeemed	(4,307,884)	(11,296,601)

Change in shares	(4,303,766)	(3,914,801)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$14.61		$13.53	$11.32	$12.76	$10.74	$9.49

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.12 (a)	0.13 (a)	0.16	0.15	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	2.47		2.13	3.08	(1.06)	2.04	1.21

Total from Investment Activities	2.52		2.25	3.21	(0.90)	2.19	1.34

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.15)	(0.15)	(0.14)	(0.09)
Net Realized Gains	—		(1.01)	(0.85)	(0.39)	(0.03)	—

Total Dividends	—		(1.17)	(1.00)	(0.54)	(0.17)	(0.09)

Net Asset Value, End of Period	$17.13		$14.61	$13.53	$11.32	$12.76	$10.74

Total Return(b)	17.25	%(c)	17.70%	29.36%	(7.52)%	20.45%	14.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$487,605		$478,781	$496,318	$463,537	$584,221	$582,088
Net Investment Income/(Loss)(d)	0.66%		0.95%	1.03%	1.00%	1.02%	1.24%
Expenses Before Reductions(d)(e)	1.08%		1.11%	1.10%	1.10%	1.10%	1.10%
Expenses Net of Reductions(d)	0.82%		0.85%	0.84%	0.84%	0.84%	0.84%
Portfolio Turnover Rate	1	%(c)	11%	4%	4%	2%	10%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $982 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,907,764 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.54% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$486,145,163	$10,200	$—	#	$486,155,363

Preferred Stocks+	61,815	—	—		61,815

Warrant+	1,430	—	—		1,430

Rights+	—	6,154	—		6,154

Short-Term Security Held as Collateral for Securities on Loan	1,907,764	—	—		1,907,764

Unaffiliated Investment Company	910,809	—	—		910,809

Total Investment Securities	$489,026,981	$16,354	$—		$489,043,335

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Core Equity Fund	$4,271,295	$71,186,251

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $303,878,138. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$208,262,731
Unrealized (depreciation)	(32,377,913)

Net unrealized appreciation/(depreciation)	$175,884,818

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Core Equity Fund	$5,306,235	$32,295,467	$37,601,702

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Core Equity Fund	$5,051,616	$37,242,626	$—	$175,884,818	$218,179,060

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

30

AZL DFA U.S. Core Equity Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

31

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

32

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

33

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

34

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

35

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Special Joint Meeting of Shareholders Page 27

Other Information Page 30

Statement Regarding the Trust’s Liquidity Risk Management Program Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,241.60	$5.50	0.99%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.89	$4.96	0.99%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	20.0%

Industrials	18.2

Consumer Discretionary	14.3

Health Care	13.4

Information Technology	12.9

Materials	6.3

Energy	4.5

Consumer Staples	3.8

Utilities	2.8

Communication Services	2.7

Real Estate	0.8

Corporate Bond	—	†

Total Common Stocks and Preferred Stocks	99.7

Warrant	—	†

Rights	—	†

Short-Term Security Held as Collateral for Securities on Loan	1.6

Unaffiliated Investment Company	0.3

Total Investment Securities	101.6

Net other assets (liabilities)	(1.6)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.0%):
1,961	AAR Corp.*	$75,989
5,304	Aerojet Rocketdyne Holdings, Inc.	256,130
1,350	AeroVironment, Inc.*	135,202
2,615	Astronics Corp.*	45,789
392	Astronics Corp., Class B*	6,389
869	BWX Technologies, Inc.	50,506
685	CPI Aerostructures, Inc.*	2,432
1,113	Curtiss-Wright Corp.	132,180
766	Ducommun, Inc.*	41,793
2,314	Hexcel Corp.*	144,394
3,376	Innovative Solutions & Support, Inc.	21,167
7,496	Kratos Defense & Security Solutions, Inc.*	213,561
1,825	Maxar Technologies, Inc.	72,854
1,336	Mercury Systems, Inc.*	88,550
2,234	Moog, Inc., Class A	187,790
685	National Presto Industries, Inc.	69,630
2,564	Park Aerospace Corp., Class C	38,204
1,291	Parsons Corp.*	50,814
759	Vectrus, Inc.*	36,121

		1,669,495

Air Freight & Logistics (0.3%):
738	Air T, Inc.*	18,269
1,593	Air Transport Services Group, Inc.*	37,005
743	Atlas Air Worldwide Holdings, Inc.*	50,606
2,255	Echo Global Logistics, Inc.*	69,319
2,021	Forward Air Corp.	181,385
2,532	Hub Group, Inc., Class A*	167,061
5,212	Radiant Logistics, Inc.*	36,119

		559,764

Airlines (0.5%):
1,115	Allegiant Travel Co.*	216,310
899	Copa Holdings SA, Class A*	67,722
3,192	Hawaiian Holdings, Inc.*	77,789
12,473	JetBlue Airways Corp.*	209,297
2,017	SkyWest, Inc.*	86,872
4,325	Spirit Airlines, Inc.*	131,653

		789,643

Auto Components (1.5%):
5,318	Adient plc*	240,374
4,351	American Axle & Manufacturing Holdings, Inc.*	45,033
2,216	Cooper-Standard Holding, Inc.*	64,264
10,571	Dana, Inc.	251,167
2,064	Dorman Products, Inc.*	213,975
2,662	Fox Factory Holding Corp.*	414,367
2,652	Gentherm, Inc.*	188,424
17,797	Goodyear Tire & Rubber Co. (The)*	305,218
1,216	LCI Industries	159,807
5,052	Modine Manufacturing Co.*	83,813
1,911	Motorcar Parts of America, Inc.*	42,883
2,091	Standard Motor Products, Inc.	90,645
2,242	Stoneridge, Inc.*	66,139
1,139	Tenneco, Inc.*	22,005
472	Veoneer, Inc.*^	10,880
2,260	Visteon Corp.*	273,324

		2,472,318

Shares		Value
Common Stocks, continued
Automobiles (0.2%):
2,674	Harley-Davidson, Inc.	$122,523
140	Thor Industries, Inc.	15,820
1,823	Winnebago Industries, Inc.	123,891

		262,234

Banks (11.7%):
1,584	1st Constitution Bancorp	32,773
2,159	1st Source Corp.	100,307
410	ACNB Corp.	11,443
880	Allegiance Bancshares, Inc.	33,827
1,452	Altabancorp	62,886
1,339	American National Bankshares, Inc.	41,630
346	American River Bankshares	6,263
4,420	Ameris Bancorp	223,785
1,649	Ames National Corp.	40,417
1,563	Arrow Financial Corp.	56,190
9,870	Associated Banc-Corp.	202,138
1,465	Atlantic Capital Bancshares, Inc.*	37,299
4,025	Atlantic Union Bankshares Corp.	145,785
13	Auburn National Bancorp, Inc.	461
3,062	Banc of California, Inc.	53,707
2,288	BancFirst Corp.	142,840
4,986	Bancorp, Inc. (The)*	114,728
6,784	BancorpSouth Bank	192,191
2,653	Bank of Commerce Holdings	39,848
2,496	Bank of Hawaii Corp.	210,213
993	Bank of Marin Bancorp	31,677
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	131,768
485	Bank of South Carolina Corp.	9,942
7,825	Bank OZK	329,902
5,871	BankUnited, Inc.	250,633
1,789	Banner Corp.	96,982
872	Bar Harbor Bankshares	24,957
1,217	Baycom Corp.*	21,845
595	BCB Bancorp, Inc.	8,003
3,918	Berkshire Hills Bancorp, Inc.	107,392
2,278	BOK Financial Corp.	197,275
6,599	Boston Private Financial Holdings, Inc.	97,335
4,406	Brookline Bancorp, Inc.	65,870
1,666	Bryn Mawr Bank Corp.	70,289
667	Business First Bancshares, Inc.	15,308
2,546	Byline BanCorp, Inc.	57,616
227	C&F Financial Corp.	11,577
8,434	Cadence Bancorp	176,102
436	Cambridge Bancorp	36,184
1,359	Camden National Corp.	64,906
1,471	Capital City Bank Group, Inc.	37,937
4,300	Cathay General Bancorp	169,248
1,646	CBTX, Inc.	44,952
2,313	Central Pacific Financial Corp.	60,277
1,141	Central Valley Community Bancorp	22,991
419	Century Bancorp, Inc.	47,766
668	Chemung Financial Corp.	29,599
6,348	CIT Group, Inc.	327,493
1,509	Citizens & Northern Corp.	36,970
718	Citizens Holding Co.	13,254
1,081	City Holding Co.	81,334
822	Civista Bancshares, Inc.	18,166

See accompanying notes to the financial statements.

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,165	CNB Financial Corp.	$49,405
85	Codorus Valley Bancorp, Inc.	1,703
56	Colony Bankcorp, Inc.	1,000
3,942	Columbia Banking System, Inc.	152,004
2,562	Community Bank System, Inc.	193,815
3,296	Community Bankers Trust Corp.	37,377
1,343	Community Trust Bancorp, Inc.	54,230
525	Community West Bancshares	6,867
2,880	ConnectOne Bancorp, Inc.	75,370
2,253	CrossFirst Bankshares, Inc.*	30,979
361	Cullen/Frost Bankers, Inc.	40,432
3,141	Customers Bancorp, Inc.	122,468
8,492	CVB Financial Corp.	174,850
4,420	Dime Community Bancshares, Inc.	148,600
609	Eagle Bancorp Montana, Inc.	14,007
2,205	Eagle Bancorp, Inc.	123,656
1,147	East West Bancorp, Inc.	82,228
2,149	Enterprise Financial Services Corp.	99,692
924	Equity Bancshares, Inc.*	28,173
534	Evans Bancorp, Inc.	19,811
20,280	F.N.B. Corp.	250,052
2,582	Farmers National Banc Corp.	40,047
2,391	FB Financial Corp.	89,232
1,568	Financial Institutions, Inc.	47,040
13,577	First Bancorp	161,838
1,491	First Bancorp, Inc.	43,910
2,293	First Bancorp/Southern Pines NC	93,807
1,053	First Bancshares, Inc. (The)	39,414
3,647	First Busey Corp.	89,935
940	First Business Financial Services, Inc.	25,446
91	First Citizens BancShares, Inc., Class A	75,779
6,311	First Commonwealth Financial Corp.	88,796
1,819	First Community Bankshares	54,297
6,753	First Financial Bancorp	159,573
4,886	First Financial Bankshares, Inc.	240,049
812	First Financial Corp.	33,146
1,717	First Financial Northwest, Inc.	26,013
3,058	First Foundation, Inc.	68,836
6,483	First Hawaiian, Inc.	183,728
1,349	First Horizon Corp.	23,311
402	First Internet BanCorp	12,454
3,002	First Interstate BancSystem, Class A	125,574
3,084	First Merchants Corp.	128,510
720	First Mid Bancshares, Inc.	29,167
6,306	First Midwest Bancorp, Inc.	125,048
2,407	First of Long Island Corp. (The)	51,101
28	First Savings Financial Group	2,048
234	First United Corp.	4,079
908	First US Bancshares, Inc.	9,779
2,675	Flushing Financial Corp.	57,325
8,311	Fulton Financial Corp.	131,148
2,237	German American Bancorp, Inc.	83,216
5,861	Glacier Bancorp, Inc.	322,824
1,038	Great Southern Bancorp, Inc.	55,948
3,789	Great Western Bancorp, Inc.	124,241
440	Guaranty Bancshares, Inc.	14,991
5,532	Hancock Whitney Corp.	245,842

Shares		Value
Common Stocks, continued
Banks, continued
2,483	Hanmi Financial Corp.	$47,326
3,865	HarborOne BanCorp, Inc.	55,424
44	Hawthorn Bancshares, Inc.	1,002
2,024	Heartland Financial USA, Inc.	95,108
2,978	Heritage Financial Corp.	74,510
4,406	Hertiage Commerce Corp.	49,039
4,502	Hilltop Holdings, Inc.	163,873
9,825	Home Bancshares, Inc.	242,481
1,918	Hometrust Bancshares, Inc.	53,512
9,043	Hope BanCorp, Inc.	128,230
3,456	Horizon Bancorp	60,238
1,742	Independent Bank Corp.	131,521
2,159	Independent Bank Group, Inc.	159,723
4,168	International Bancshares Corp.	178,974
15,596	Investors Bancorp, Inc.	222,399
3,767	Lakeland Bancorp, Inc.	65,847
1,694	Lakeland Financial Corp.	104,418
905	Landmark Bancorp, Inc.	24,444
1,512	LCNB Corp.	24,751
2,612	Live Oak Bancshares, Inc.	154,108
5,225	Macatawa Bank Corp.	45,719
1,048	Mackinac Financial Corp.	20,708
2,059	Mercantile Bank Corp.	62,182
2,051	Midland States BanCorp, Inc.	53,880
1,441	MidWestone Financial Group, Inc.	41,458
2,052	National Bank Holdings Corp.	77,442
769	National Bankshares, Inc.^	26,923
3,226	NBT Bancorp, Inc.	116,039
744	Nicolet Bankshares, Inc.*	52,333
1,136	Northeast Bank	33,932
657	Northrim Bancorp, Inc.	28,087
609	Norwood Financial Corp.	15,834
2,428	OFG Bancorp	53,707
183	Ohio Valley Banc Corp.	4,474
9,092	Old National Bancorp	160,110
1,004	Old Point Financial Corp.	24,357
3,314	Old Second Bancorp, Inc.	41,094
1,182	Origin Bancorp, Inc.	50,188
1,765	Orrstown Financial Services, Inc.	40,719
1,718	Pacific Mercantile Bancorp*	14,775
6,208	Pacific Premier Bancorp, Inc.	262,536
7,685	PacWest Bancorp	316,315
534	Park National Corp.	62,702
1,636	Parke Bancorp, Inc.	32,000
1,940	Peapack-Gladstone Financial Corp.	60,276
1,452	Penns Woods Bancorp, Inc.	34,587
434	Peoples Bancorp of NC	11,197
1,794	Peoples Bancorp, Inc.	53,138
3,628	People’s United Financial, Inc.	62,184
2,578	Pinnacle Financial Partners, Inc.	227,612
3,166	Popular, Inc.	237,608
1,177	Preferred Bank Los Angeles	74,469
1,193	Premier Financial Bancorp, Inc.	20,102
2,309	Primis Financial Corp.	35,235
474	Prosperity Bancshares, Inc.	34,033
1,118	QCR Holdings, Inc.	53,765
351	Rbb BanCorp	8,501

See accompanying notes to the financial statements.

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,844	Renasant Corp.	$113,760
1,482	Republic Bancorp, Inc., Class A	68,365
6,466	Republic First Bancorp, Inc.*	25,799
2,862	S & T Bancorp, Inc.	89,581
320	Salisbury Bancorp, Inc.	16,256
3,392	Sandy Spring Bancorp, Inc.	149,689
552	SB Financial Group, Inc.	10,212
3,087	Seacoast Banking Corp of Florida	105,421
1,252	Select Bancorp, Inc.*	20,182
3,948	ServisFirst Bancshares, Inc.	268,385
1,022	Shore Bancshares, Inc.	17,118
1,946	Sierra Bancorp	49,526
6,833	Simmons First National Corp., Class A	200,480
3,064	South State Corp.	250,513
562	Southern First Bancshares, Inc.*	28,752
2,061	Southside Bancshares, Inc.	78,792
1,629	Spirit of Texas Bancshares, Inc.	37,206
11,470	Sterling Bancorp	284,341
1,444	Stock Yards Bancorp, Inc.	73,485
682	Summit Financial Group, Inc.	15,011
1,203	Summit State Bank	18,695
4,275	Synovus Financial Corp.	187,587
2,562	Texas Capital Bancshares, Inc.*	162,661
1,140	Tompkins Financial Corp.	88,418
5,191	TowneBank	157,910
1,824	TriCo Bancshares	77,666
2,571	Tristate Capital Holdings, Inc.*	52,423
1,894	Triumph BanCorp, Inc.*	140,629
4,644	Trustmark Corp.	143,035
3,080	UMB Financial Corp.	286,625
13,518	Umpqua Holdings Corp.	249,407
249	Union Bankshares, Inc.	9,014
450	United Bancshares, Inc.	16,205
7,064	United Bankshares, Inc.	257,836
4,792	United Community Banks, Inc.	153,392
916	United Security Bancshares	7,484
42	Unity Bancorp, Inc.	926
1,651	Univest Financial Corp.	43,537
24,217	Valley National Bancorp	325,234
1,563	Veritex Holdings, Inc.	55,346
1,461	Washington Trust Bancorp	75,022
5,439	Webster Financial Corp.	290,116
3,853	WesBanco, Inc.	137,282
1,569	West Bancorp	43,540
1,980	Westamerica Bancorp	114,899
2,359	Western Alliance Bancorp	219,033
3,614	Wintrust Financial Corp.	273,327

		19,335,764

Beverages (0.2%):
321	Celsius Holdings, Inc.*	24,425
557	Coca-Cola Consolidated, Inc.	223,986
1,140	MGP Ingredients, Inc.	77,109
1,268	National Beverage Corp.	59,888
3,800	NewAge, Inc.*	8,474
985	Willamette Valley Vineyards, Inc.*	13,475

		407,357

Shares		Value
Common Stocks, continued
Biotechnology (3.7%):
2,838	Abeona Therapeutics, Inc.*	$4,427
1,733	AC Immune SA*	13,743
3,308	Adverum Biotechnologies, Inc.*	11,578
3,984	Aeglea BioTherapeutics, Inc.*	27,729
1,728	Agios Pharmaceuticals, Inc.*	95,230
13,598	Akebia Therapeutics, Inc.*	51,536
1,610	Akero Therapeutics, Inc.*	39,944
1,262	Albireo Pharma, Inc.*	44,397
8,637	Alkermes plc*	211,779
2,056	AnaptysBio, Inc.*	53,312
1,103	Applied Genetic Technologies Corp.*	4,313
418	Arcutis Biotherapeutics, Inc.*	11,407
6,613	Ardelyx, Inc.*	50,127
3,297	Arena Pharmaceuticals, Inc.*	224,855
2,982	Atara Biotherapeutics, Inc.*	46,370
2,342	Atreca, Inc., Class A*^	19,954
2,657	Avid Bioservices, Inc.*	68,152
1,944	Axcella Health, Inc.*^	7,795
926	Bluebird Bio, Inc.*	29,613
4,360	Calithera Biosciences, Inc.*	9,112
2,139	Cara Therapeutics, Inc.*	30,524
1,034	Caredx, Inc.*	94,632
1,421	CASI Pharmaceuticals, Inc.*	2,203
1,053	Catalyst Biosciences, Inc.*	4,560
5,557	Catalyst Pharmaceuticals, Inc.*	31,953
488	Celcuity, Inc.*^	11,712
236	ChemoCentryx, Inc.*	3,160
10,291	Chimerix, Inc.*	82,328
1,393	Chinook Therapeutics, Inc.*	19,669
3,561	Concert Pharmaceuticals, Inc.*	15,027
1,425	Crinetics Pharmaceuticals, Inc.*	26,861
1,634	Cue Biopharma, Inc.*	19,036
2,539	Cytomx Therapeutics, Inc.*	16,072
795	Deciphera Pharmaceuticals, Inc.*	29,105
1,115	Eagle Pharmaceuticals, Inc.*	47,722
3,146	Editas Medicine, Inc.*^	178,189
1,660	Eiger BioPharmaceuticals, Inc.*	14,143
2,263	Emergent BioSolutions, Inc.*	142,546
1,500	Enanta Pharmaceuticals, Inc.*	66,015
1,575	Fibrogen, Inc.*	41,942
2,705	G1 Therapeutics, Inc.*	59,348
1,199	Global Blood Therapeutics, Inc.*	41,989
1,738	Glycomimetics Industries*	4,032
2,547	Gritstone bio, Inc.*^	23,254
7,584	Halozyme Therapeutics, Inc.*	344,389
1,570	Harpoon Therapeutics, Inc.*	21,776
2,828	Heron Therapeutics, Inc.*	43,891
592	ImmuCell Corp.*	5,624
5,536	ImmunoGen, Inc.*	36,482
3,325	Infinity Pharmaceuticals, Inc.*	9,942
4,448	Intellia Therapeutics, Inc.*	720,176
9,256	Ironwood Pharmaceuticals, Inc.*	119,125
4,709	IVERIC Bio, Inc.*	29,714
3,800	Jounce Therapeutics, Inc.*	25,840
856	KalVista Pharmaceuticals, Inc.*	20,510
1,550	Karuna Therapeutics, Inc.*	176,685
2,769	Kindred Biosciences, Inc.*	25,392

See accompanying notes to the financial statements.

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
514	Kiniksa Pharmaceuticals, Ltd., Class A*	$7,160
885	Krystal Biotech, Inc.*	60,180
2,093	Kura Oncology, Inc.*	43,639
2,037	Lexicon Pharmaceuticals, Inc.*^	9,350
981	Ligand Pharmaceuticals, Inc., Class B*	128,697
3,011	Macrogenics, Inc.*	80,875
424	Madrigal Pharmaceuticals, Inc.*	41,302
2,522	Magenta Therapeutics, Inc.*	24,665
900	MediciNova, Inc.*^	3,825
2,101	MeiraGTx Holdings plc*	32,566
1,038	Mersana Therapeutics, Inc.*	14,096
1,300	Minerva Neurosciences, Inc.*	3,016
711	Molecular Templates, Inc.*	5,560
710	Morphic Holding, Inc.*	40,747
5,691	Myriad Genetics, Inc.*	174,031
1,223	Oncocyte Corp.*	7,020
26,516	OPKO Health, Inc.*	107,390
14,857	PDL BioPharma, Inc.	13,762
2,098	Protagonist Therapeutics, Inc.*	94,158
3,479	Prothena Corp. plc*	178,855
380	PTC Therapeutics, Inc.*	16,063
2,449	REGENXBIO, Inc.*	95,144
333	Replimune Group, Inc.*	12,794
1,106	Rhythm Pharmaceuticals, Inc.*	21,655
9,636	Rigel Pharmaceuticals, Inc.*	41,820
2,629	Rocket Pharmaceuticals, Inc.*	116,438
2,335	Sage Therapeutics, Inc.*	132,651
6,755	Sangamo Therapeutics, Inc.*	80,857
374	Scholar Rock Holding Corp.*^	10,809
9,500	Spectrum Pharmaceuticals, Inc.*	35,625
1,478	Spero Therapeutics, Inc.*	20,633
1,098	SpringWorks Therapeutics, Inc.*	90,486
1,866	Surface Oncology, Inc.*	13,920
464	Sutro Biopharma, Inc.*	8,626
1,000	Syndax Pharmaceuticals, Inc.*	17,170
905	Syros Pharmaceuticals, Inc.*	4,932
1,755	TCR2 Therapeutics, Inc.*	28,800
2,757	Travere Therapeutics, Inc.*	40,225
533	Turning Point Therapeutics, Inc.*	41,585
920	United Therapeutics Corp.*	165,057
3,525	Vanda Pharmaceuticals, Inc.*	75,823
8,204	Verastem, Inc.*	33,390
2,783	Vericel Corp.*	146,108
4,488	Viking Therapeutics, Inc.*^	26,883
1,685	Voyager Therapeutics, Inc.*	6,959
3,110	Xencor, Inc.*	107,264

		6,073,552

Building Products (1.3%):
3,846	AAON, Inc.	240,721
1,466	Advanced Drainage Systems, Inc.	170,892
824	American Woodmark Corp.*	67,313
2,007	Apogee Enterprises, Inc.	81,745
3,226	Armstrong Flooring, Inc.*	19,969
2,909	Armstrong World Industries, Inc.	312,019
3,446	Cornerstone Building Brands, Inc.*	62,648
815	Csw Industrials, Inc.	96,545
1,452	Gibraltar Industries, Inc.*	110,802

Shares		Value
Common Stocks, continued
Building Products, continued
1,043	Griffon Corp.	$26,732
1,762	Insteel Industries, Inc.	56,648
3,941	Jeld-Wen Holding, Inc.*	103,491
871	Masonite International Corp.*	97,369
928	Patrick Industries, Inc.	67,744
4,557	PGT Innovations, Inc.*	105,859
2,436	Quanex Building Products Corp.	60,510
3,705	Resideo Technologies, Inc.*	111,150
2,222	Simpson Manufacturing Co., Inc.	245,398
2,113	UFP Industries, Inc.	157,081

		2,194,636

Capital Markets (2.1%):
2,265	Affiliated Managers Group, Inc.	349,286
4,154	Artisan Partners Asset Management, Inc., Class A	211,106
866	Assetmark Financial Holdings, Inc.*	21,702
16,135	BGC Partners, Inc., Class A	91,485
1,300	Blucora, Inc.*	22,503
5,040	Brightsphere Investment Group, Inc.	118,087
3,094	Cohen & Steers, Inc.	253,986
239	Diamond Hill Investment Group	39,987
2,638	Donnelley Financial Solutions, Inc.*	87,054
4,076	Federated Hermes, Inc., Class B	138,217
1,776	GAMCO Investors, Inc., Class A	44,578
2,595	Greenhill & Co., Inc.	40,378
1,753	Hamilton Lane, Inc.	159,733
211	Hennessy Advisors, Inc.	1,967
2,282	Houlihan Lokey, Inc.	186,645
1,879	Janus Henderson Group plc	72,924
6,326	Lazard, Ltd., Class A	286,252
2,775	Manning & Napier, Inc.*	21,839
3,592	Moelis & Co., Class A	204,349
1,441	Oppenheimer Holdings, Class A	73,260
671	Piper Jaffray Cos., Inc.	86,935
1,393	PJT Partners, Inc.	99,432
2,624	Pzena Investment Management, Inc.	28,890
3,824	Safeguard Scientifics, Inc.*	29,674
1,619	Silvercrest Asset Management Group, Inc., Class A	24,350
5,103	Stifel Financial Corp.	330,981
1,197	StoneX Group, Inc.*	72,622
207	Value Line, Inc.	6,417
5,549	Virtu Financial, Inc., Class A	153,319
645	Virtus Investment Partners, Inc.	179,162
1,478	Westwood Holdings, Inc.	32,161
10,429	WisdomTree Investments, Inc.	64,660

		3,533,941

Chemicals (3.3%):
1,064	Advanced Emmissions Solutions*	7,884
2,739	AdvanSix, Inc.*	81,787
1,429	Agrofresh Solutions, Inc.*	2,972
2,805	American Vanguard Corp.	49,116
2,989	Ashland Global Holdings, Inc.	261,537
4,531	Avient Corp.	222,744
2,404	Balchem Corp.	315,549
2,535	Cabot Corp.	144,318
639	Chase Corp.	65,568
8,006	Chemours Co. (The)	278,609

See accompanying notes to the financial statements.

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
1,403	Core Molding Technologies, Inc.*	$21,648
15,410	Element Solutions, Inc.	360,286
4,923	Ferro Corp.*	106,189
2,318	Flotek Industries, Inc.*	4,010
3,777	Futurefuel Corp.	36,259
3,684	GCP Applied Technologies, Inc.*	85,690
3,867	H.B. Fuller Co.	245,980
2,170	Hawkins, Inc.	71,068
2,520	Huntsman Corp.	66,830
1,866	Ingevity Corp.*	151,818
1,882	Innospec, Inc.	170,528
1,447	Intrepid Potash, Inc.*	46,101
1,147	Koppers Holdings, Inc.*	37,105
1,259	Kraton Corp.*	40,653
5,083	Kronos Worldwide, Inc.	72,789
9,357	Livent Corp.*	181,152
4,373	LSB Industries, Inc.*	26,457
2,993	Minerals Technologies, Inc.	235,459
389	NewMarket Corp.	125,250
1,786	Northern Technologies International Corp.	31,076
6,319	Olin Corp.	292,317
8,061	PQ Group Holdings, Inc.	123,817
241	Quaker Chemical Corp.	57,163
5,893	Rayonier Advanced Materials, Inc.*	39,424
2,468	Sensient Technologies Corp.	213,630
1,681	Stepan Co.	202,174
3,421	Trecora Resources*	28,463
2,589	Tredegar Corp.	35,651
2,135	Trinseo SA	127,758
10,917	Tronox Holdings plc, Class A	244,541
9,070	Valvoline, Inc.	294,412
8,372	Venator Materials plc*	39,683
4,062	W.R. Grace & Co.	280,765

		5,526,230

Commercial Services & Supplies (2.3%):
4,656	ABM Industries, Inc.	206,494
9,970	ACCO Brands Corp.	86,041
675	Acme United Corp.	30,078
1,580	AMREP Corp.*	18,423
3,857	Brady Corp., Class A	216,146
3,882	BrightView Holdings, Inc.*	62,578
3,578	Brink’s Co. (The)	274,933
3,082	Casella Waste Systems, Inc.*	195,491
4,565	CECO Environmental Corp.*	32,685
1,426	Cimpress plc*	154,593
436	Civeo Corp.*	7,761
2,550	Clean Harbors, Inc.*	237,507
325	CompX International, Inc.	6,750
8,739	Covanta Holding Corp.	153,894
1,356	Deluxe Corp.	64,776
2,494	Ennis, Inc.	53,671
3,751	Healthcare Services Group, Inc.	118,419
500	Heritage-Crystal Clean, Inc.*	14,840
3,619	Herman Miller, Inc.	170,600
2,378	HNI Corp.	104,561
4,634	Interface, Inc.	70,900
3,764	KAR Auction Services, Inc.*	66,058

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,148	Kimball International, Inc., Class B	$54,546
4,931	Knoll, Inc.	128,157
2,508	Matthews International Corp., Class A	90,188
1,662	McGrath Rentcorp	135,569
276	MSA Safety, Inc.	45,700
2,566	NL Industries, Inc.	16,679
2,198	Perma-Fix Environmental Services, Inc.*	15,716
12,465	Pitney Bowes, Inc.	109,318
5,379	Quad Graphics, Inc.*	22,323
8,004	RR Donnelley & Sons Co.*	50,265
1,749	SP Plus Corp.*	53,502
4,831	Steelcase, Inc., Class A	72,996
4,115	Team, Inc.*	27,570
765	Tetra Tech, Inc.	93,361
1,089	UniFirst Corp.	255,523
3,000	US Ecology, Inc.*	112,560
981	Viad Corp.*	48,903
3,566	Vidler Water Resouces, Inc.*	47,428
3,364	Virco Manufacturing Co.*	11,471
1,177	Vse Corp.	58,273

		3,797,247

Communications Equipment (1.1%):
3,614	ADTRAN, Inc.	74,629
1,444	Applied Optoelectronics, Inc.*^	12,231
900	BK Technologies Corp.	2,835
3,195	CalAmp Corp.*	40,640
6,143	Calix, Inc.*	291,792
3,508	Casa Systems, Inc.*	31,116
980	Clearfield, Inc.*	36,701
3,616	ClearOne, Inc.*	9,908
1,300	CommScope Holding Co., Inc.*	27,703
316	Communications Systems, Inc.*	2,269
1,983	Comtech Telecommunications Corp.	47,909
2,559	Digi International, Inc.*	51,461
1,222	DZS, Inc.*	25,357
3,591	EchoStar Corp., Class A*	87,225
6,028	EMCORE Corp.*	55,578
8,419	Harmonic, Inc.*	71,730
9,258	Infinera Corp.*	94,432
1,957	InterDigital, Inc.	142,920
2,325	KVH Industries, Inc.*	28,598
783	Lumentum Holdings, Inc.*	64,229
1,769	NETGEAR, Inc.*	67,788
4,188	NetScout Systems, Inc.*	119,526
2,391	Network-1 Technologies, Inc.	7,795
131	Optical Cable Corp.*	500
7,260	Ribbon Communications, Inc.*	55,249
3,617	ViaSat, Inc.*	180,271
9,904	Viavi Solutions, Inc.*	174,905

		1,805,297

Construction & Engineering (1.6%):
2,549	Ameresco, Inc., Class A*	159,873
8,748	API Group Corp.*(a)	182,746
3,564	Arcosa, Inc.	209,349
952	Argan, Inc.	45,496
1,799	Comfort Systems USA, Inc.	141,743

See accompanying notes to the financial statements.

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
999	Construction Partners, Inc., Class A*	$31,369
1,242	Dycom Industries, Inc.*	92,566
875	EMCOR Group, Inc.	107,791
3,647	Granite Construction, Inc.	151,460
4,498	Great Lakes Dredge & Dock Co.*	65,716
1,979	IES Holdings, Inc.*	101,641
3,105	MasTec, Inc.*	329,441
1,083	MYR Group, Inc.*	98,466
1,479	Northwest Pipe Co.*	41,782
949	NV5 Global, Inc.*	89,690
5,203	Orion Group Holdings, Inc.*	29,917
1,563	Primoris Services Corp.	45,999
2,151	Sterling Construction Co., Inc.*	51,904
2,090	Tutor Perini Corp.*	28,947
1,408	Valmont Industries, Inc.	332,358
8,999	WillScot Mobile Mini Holdings Corp.*	250,802

		2,589,056

Construction Materials (0.4%):
1,908	Eagle Materials, Inc., Class A	271,146
1,261	Forterra, Inc.*	29,646
5,455	Summit Materials, Inc., Class A*	190,107
1,499	U.S. Concrete, Inc.*	110,626
631	U.S. Lime & Minerals, Inc.	87,766

		689,291

Consumer Finance (1.1%):
2,006	Atlanticus Holdings Corp.*	79,638
5,088	Consumer Portfolio Services, Inc.*	22,896
3,041	Curo Group Holdings Corp.	51,697
1,249	Encore Capital Group, Inc.*	59,190
1,566	Enova International, Inc.*	53,573
5,775	EZCORP, Inc., Class A*	34,823
2,530	Firstcash, Inc.	193,393
2,615	Green Dot Corp., Class A*	122,513
5,920	LendingClub Corp.*	107,330
6,374	Navient Corp.	123,209
1,807	Nelnet, Inc., Class A	135,941
1,556	Nicholas Financial, Inc.*	17,458
3,211	PRA Group, Inc.*	123,527
5,461	PROG Holdings, Inc.*	262,838
1,376	Regional Mgmt Corp.	64,039
11,202	SLM Corp.	234,570
638	World Acceptance Corp.*	102,233

		1,788,868

Containers & Packaging (0.5%):
13,394	Graphic Packaging Holding Co.	242,967
1,645	Greif, Inc., Class A	99,605
1,065	Greif, Inc., Class B	62,835
2,948	Myers Industries, Inc.	61,908
7,172	O-I Glass, Inc.*	117,119
613	Ranpak Holdings Corp.*	15,343
4,885	Silgan Holdings, Inc.	202,727
671	UFP Technologies, Inc.*	38,529

		841,033

Distributors (0.1%):
12	AMCON Distributing Co.	1,837
3,047	Core Markt Holdngs Co., Inc.	137,146

Shares		Value
Common Stocks, continued
Distributors, continued
1,626	Educational Development Corp.	$20,276
978	Funko, Inc., Class A*^	20,812
1,655	Weyco Group, Inc.	37,022

		217,093

Diversified Consumer Services (1.0%):
3,764	Adtalem Global Education, Inc.*	134,149
1,366	American Public Education, Inc.*	38,712
1,743	Carriage Services, Inc.	64,439
4,869	Frontdoor, Inc.*	242,573
201	Graham Holdings Co., Class B	127,414
2,885	Grand Canyon Education, Inc.*	259,563
8,298	H&R Block, Inc.	194,837
11,941	Houghton Mifflin Harcourt Co.*	131,829
2,311	Laureate Education, Inc.*	33,533
2,747	OneSpaWorld Holdings, Ltd.*	26,618
4,264	Perdoceo Education Corp.*	52,319
2,561	Regis Corp.*	23,971
1,432	Strategic Education, Inc.	108,918
3,468	Stride, Inc.*	111,427
5,156	Universal Technical Institute, Inc.*	33,462
2,647	WW International, Inc.*	95,663
3,362	Zovio, Inc.*	8,708

		1,688,135

Diversified Financial Services (0.1%):
500	Alerus Financial Corp.	14,505
646	A-Mark Precious Metals, Inc.	30,039
3,167	Cannae Holdings, Inc.*	107,393
6,056	First Eagle Private Credit LLC*	615
873	Jefferies Financial Group, Inc.	29,857
1,617	Marlin Business Services, Inc.	36,803

		219,212

Diversified Telecommunication Services (0.6%):
1,146	Anterix, Inc.*	68,749
1,599	ATN International, Inc.	72,738
3,222	Cincinnati Bell, Inc.*	49,683
2,189	Cogent Communications Holdings, Inc.	168,312
5,491	Consolidated Communications Holdings, Inc.*	48,266
3,588	IDT Corp.*	132,612
6,647	Iridium Communications, Inc.*	265,814
7,741	Orbcomm, Inc.*	87,009
5,538	Vonage Holdings Corp.*	79,803

		972,986

Electric Utilities (0.7%):
1,005	ALLETE, Inc.	70,330
3,043	Genie Energy, Ltd., Class B	19,232
5,125	Hawaiian Electric Industries, Inc.	216,685
817	IDACORP, Inc.	79,657
2,874	MGE Energy, Inc.	213,941
3,078	Otter Tail Corp.	150,237
6,951	PNM Resources, Inc.	339,000
2,371	Portland General Electric Co.	109,256
2,565	Spark Energy, Inc.^	29,061

		1,227,399

See accompanying notes to the financial statements.

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment (1.0%):
1,515	Acuity Brands, Inc.	$283,350
1,513	Allied Motion Technologies, Inc.	52,244
3,364	American Superconductor Corp.*	58,500
634	Atkore, Inc.*	45,014
1,354	AZZ, Inc.	70,110
1,427	Encore Wire Corp.	108,152
2,929	EnerSys	286,251
411	Espey Manufacturing & Electronics Corp.	6,091
9,534	GrafTech International, Ltd.	110,785
2,834	LSI Industries, Inc.	22,700
5,549	nVent Electric plc	173,351
569	Powell Industries, Inc.	17,611
690	Preformed Line Products Co.	51,198
1,663	Regal-Beloit Corp.	222,027
75	Servotronics, Inc.*	641
2,714	Thermon Group Holdings, Inc.*	46,247
3,104	Ultralife Corp.*	26,012
1,134	Vicor Corp.*	119,909

		1,700,193

Electronic Equipment, Instruments & Components (2.6%):
6,544	Arlo Technologies, Inc.*	44,303
5,149	Avnet, Inc.	206,372
1,818	Badger Meter, Inc.	178,382
254	Bel Fuse, Inc., Class A	3,637
1,595	Bel Fuse, Inc., Class B	22,968
3,057	Belden, Inc.	154,593
896	Benchmark Electronics, Inc.	25,500
543	Coherent, Inc.*	143,537
1,611	CTS Corp.	59,865
6,442	Daktronics, Inc.*	42,453
1,365	Data I/O Corp.*	9,296
331	ePlus, Inc.*	28,694
2,671	Fabrinet*	256,069
1,055	FARO Technologies, Inc.*	82,047
640	Frequency Electronics, Inc.*	6,272
646	IEC Electronics Corp.*	6,789
2,502	Insight Enterprises, Inc.*	250,225
2,532	Itron, Inc.*	253,149
2,556	Kimball Electronics, Inc.*	55,567
4,627	Knowles Corp.*	91,337
475	Littlelfuse, Inc.	121,025
1,600	Luna Innovations, Inc.*	17,328
98	Mesa Laboratories, Inc.	26,575
2,596	Methode Electronics, Inc., Class A	127,749
2,108	Napco Security Technologies, Inc.*	76,668
2,994	National Instruments Corp.	126,586
2,576	Novanta, Inc.*	347,142
1,320	OSI Systems, Inc.*	134,165
1,564	PAR Technology Corp.*^	109,386
1,667	PC Connection, Inc.	77,132
2,132	Plexus Corp.*	194,886
1,162	Rogers Corp.*	233,330
5,482	Sanmina Corp.*	213,579
1,880	ScanSource, Inc.*	52,884
1,582	SYNNEX Corp.	192,624
5,308	TTM Technologies, Inc.*	75,904
9,022	Vishay Intertechnology, Inc.	203,446

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
999	Vishay Precision Group, Inc.*	$34,006
989	Wayside Technology Group, Inc.	24,765
3,952	Wireless Telecom Group, Inc.*	16,085

		4,326,320

Energy Equipment & Services (1.2%):
7,188	Archrock, Inc.	64,045
2,431	Aspen Aerogels, Inc.*	72,736
412	Bristow Group, Inc.*	10,551
2,978	Cactus, Inc., Class A	109,352
4,868	ChampionX Corp.*	124,864
2,103	Core Laboratories NV	81,912
1,457	Dawson Geophysical Co.*	3,803
2,539	Dril-Quip, Inc.*	85,894
4,307	Exterran Corp.*	20,501
16,167	Frank’s International NV*	48,986
1,260	Geospace Technologies Corp.*	10,194
2,641	Gulf Island Fabrication, Inc.*	11,937
7,520	Helix Energy Solutions Group, Inc.*	42,939
5,207	Helmerich & Payne, Inc.	169,905
531	KLX Energy Services Holdings, Inc.*^	5,071
1,238	Liberty Oilfield Services, Inc., Class A*	17,530
595	Mammoth Energy Services, Inc.*	2,731
3,068	Matrix Service Co.*	32,214
494	Nabors Industries, Ltd.*	56,435
725	National Energy Services Reunited Corp.*	10,331
1,299	Natural Gas Services Group*	13,354
11,883	Newpark Resources, Inc.*	41,115
6,877	NexTier Oilfield Solutions, Inc.*	32,735
9,464	NOV, Inc.*	144,989
6,841	Oceaneering International, Inc.*	106,514
3,039	Oil States International, Inc.*	23,856
9,819	Patterson-UTI Energy, Inc.	97,601
7,231	Propetro Holding Corp.*	66,236
8,632	RPC, Inc.*	42,729
1,598	SEACOR Marine Holdings, Inc.*	7,047
4,229	Select Energy Services, Inc.*	25,543
1,537	Solaris Oilfield Infrastructure, Inc.	14,970
1,803	Technip Energies NV, ADR*	24,593
15,066	TechnipFMC plc	136,347
5,480	TETRA Technologies, Inc.*	23,783
1,075	Tidewater, Inc.*	12,954
20,620	Transocean, Ltd.*^	93,202
5,730	U.S. Silica Holdings, Inc.*	66,239

		1,955,738

Entertainment (0.4%):
2,527	Ballantyne Strong, Inc.*^	12,104
4,904	Cinemark Holdings, Inc.*	107,643
2,242	Eros STX Global Corp.*	3,430
2,533	Imax Corp.*	54,460
783	Liberty Media Corp.-Liberty Braves, Class A*	22,096
1,825	Liberty Media Corp.-Liberty Braves, Class C*	50,680
7,207	Lions Gate Entertainment Corp., Class A*	149,185
7,603	Lions Gate Entertainment Corp., Class B*	139,135
870	Marcus Corp.*^	18,453
2,715	Reading International, Inc., Class A*	18,924
951	World Wrestling Entertainment, Inc., Class A^	55,053

		631,163

See accompanying notes to the financial statements.

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts (0.1%):
3,291	Brookfield Renewable Corp., Class A	$138,024
261	CTO Realty Growth, Inc.	13,969

		151,993

Food & Staples Retailing (0.8%):
7,678	BJ’s Wholesale Club Holdings, Inc.*	365,319
2,742	Grocery Outlet Holding Corp.*	95,038
661	Ingles Markets, Inc., Class A	38,516
2,814	Natural Grocers by Vitamin Cottage, Inc.	30,222
799	Performance Food Group Co.*	38,744
2,298	PriceSmart, Inc.	209,141
305	Rite Aid Corp.*	4,971
2,176	SpartanNash Co.	42,019
4,696	Sprouts Farmers Market, Inc.*	116,696
2,872	The Andersons, Inc.	87,682
2,406	The Chefs’ Warehouse, Inc.*	76,583
3,444	United Natural Foods, Inc.*	127,359
1,419	Village Super Market, Inc., Class A	33,361
2,268	Weis Markets, Inc.	117,165

		1,382,816

Food Products (1.5%):
444	Alico, Inc.	15,806
2,325	B&G Foods, Inc.^	76,260
1,273	Calavo Growers, Inc.	80,734
2,146	Cal-Maine Foods, Inc.	77,707
1,318	Coffee Holding Co., Inc.*	7,078
5,683	Darling Ingredients, Inc.*	383,602
2,411	Farmer Brothers Co.*	30,596
5,876	Flowers Foods, Inc.	142,199
2,300	Fresh Del Monte Produce, Inc.	75,624
3,206	Hain Celestial Group, Inc. (The)*	128,625
6,361	Hostess Brands, Inc.*	102,985
1,040	J & J Snack Foods Corp.	181,386
519	John B Sanfilippo And Son, Inc.	45,968
1,792	Lancaster Colony Corp.	346,770
2,754	Landec Corp.*	30,982
2,175	Limoneira Co.	38,171
1,220	Rocky Mountain Chocolate Factory, Inc.*	9,309
1,074	Sanderson Farms, Inc.	201,880
46	Seaboard Corp.	177,962
708	Seneca Foods Corp., Class A*	36,165
12	Seneca Foods Corp., Class B*	628
4,807	Simply Good Foods Co. (The)*	175,503
2,229	Tootsie Roll Industries, Inc.	75,585
1,779	TreeHouse Foods, Inc.*	79,201

		2,520,726

Gas Utilities (0.8%):
1,204	Chesapeake Utilities Corp.	144,877
1,610	National Fuel Gas Co.	84,122
5,705	New Jersey Resources Corp.	225,747
2,176	Northwest Natural Holding Co.	114,284
2,605	ONE Gas, Inc.	193,083
873	RGC Resources, Inc.	22,008
6,748	South Jersey Industries, Inc.	174,976
2,172	Southwest Gas Holdings, Inc.	143,765
3,801	Spire, Inc.	274,698

		1,377,560

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (3.2%):
6,691	Accuray, Inc.*	$30,243
3,723	AngioDynamics, Inc.*	101,005
1,309	Anika Therapeutics, Inc.*	56,667
2,944	Antares Pharma, Inc.*	12,836
2,193	Apyx Medical Corp.*	22,610
2,715	AtriCure, Inc.*	215,381
126	Atrion Corp.	78,237
2,708	Avanos Medical, Inc.*	98,490
2,841	Axogen, Inc.*	61,394
2,250	Axonics, Inc.*^	142,672
2,280	Cardiovascular Systems, Inc.*	97,242
1,622	CONMED Corp.	222,911
2,181	CryoLife, Inc.*	61,940
483	CytoSorbents Corp.*	3,647
1,118	Elctromed, Inc.*	12,622
4,664	Envista Holdings Corp.*	201,531
427	Fonar Corp.*	7,549
2,248	Glaukos Corp.*	190,698
636	Haemonetics Corp.*	42,383
682	Heska Corp.*	156,676
1,151	ICU Medical, Inc.*	236,876
1,357	Inogen, Inc.*	88,436
2,136	Integer Holdings Corp.*	201,211
4,796	Integra LifeSciences Holdings Corp.*	327,279
199	IntriCon Corp.*	4,474
4,509	Invacare Corp.*	36,388
850	iRadimed Corp.*	24,998
2,006	IRIDEX Corp.*	14,162
249	Kewaunee Scientific CP*	3,583
3,601	Lantheus Holdings, Inc.*	99,532
1,847	LeMaitre Vascular, Inc.	112,704
1,127	LENSAR, Inc.*	9,760
2,843	LivaNova plc*	239,125
3,167	Meridian Bioscience, Inc.*	70,244
3,244	Merit Medical Systems, Inc.*	209,757
2,205	Natus Medical, Inc.*	57,286
6,136	Neogen Corp.*	282,501
216	Nevro Corp.*	35,811
3,688	NuVasive, Inc.*	249,973
4,178	OraSure Technologies, Inc.*	42,365
1,375	Orthofix Medical, Inc.*	55,151
825	Orthopediatrics Corp.*	52,123
2,363	SeaSpine Holdings Corp.*	48,465
200	Shockwave Medical, Inc.*	37,946
1,010	SI-BONE, Inc.*	31,785
2,472	STAAR Surgical Co.*	376,980
10,930	Surgalign Holdings, Inc.*	15,193
1,379	Surmodics, Inc.*	74,811
1,169	Tactile Systems Technology, Inc.*	60,788
1,772	Tandem Diabetes Care, Inc.*	172,593
1,583	TransMedics Group, Inc.*	52,524
554	Utah Medical Products, Inc.	47,112
2,566	Varex Imaging Corp.*	68,820
8,600	ViewRay, Inc.*	56,760
686	Zynex, Inc.*	10,654

		5,324,904

See accompanying notes to the financial statements.

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services (3.8%):
7,202	Acadia Healthcare Co., Inc.*	$451,926
1,177	Addus HomeCare Corp.*	102,682
2,776	AMN Healthcare Services, Inc.*	269,216
1,143	Apollo Medical Holdings, Inc.*	71,792
15,391	Brookdale Senior Living, Inc.*	121,589
10,972	Community Health Systems, Inc.*	169,408
1,627	CorVel Corp.*	218,506
8,309	Covetrus, Inc.*	224,343
2,958	Cross Country Healthcare, Inc.*	48,837
3,482	Ensign Group, Inc. (The)	301,785
190	Five Star Senior Living, Inc.*	1,094
2,033	Hanger, Inc.*	51,394
2,687	HealthEquity, Inc.*	216,250
1,999	InfuSystems Holdings, Inc.*	41,559
1,543	Joint Corp. (The)*	129,489
1,298	LHC Group, Inc.*	259,937
1,752	Magellan Health, Inc.*	165,038
6,017	MEDNAX, Inc.*	181,413
624	ModivCare, Inc.*	106,124
887	National Healthcare Corp.	62,001
2,297	National Research Corp.	105,432
5,588	Option Care Health, Inc.*	122,210
6,622	Owens & Minor, Inc.	280,309
6,106	Patterson Cos., Inc.	185,561
1,785	Petiq, Inc.*^	68,901
5,842	Premier, Inc., Class A	203,243
4,936	Progyny, Inc.*	291,224
1,080	Psychemedics Corp.*	7,517
15,289	R1 RCM, Inc.*	340,027
4,673	RadNet, Inc.*	157,433
7,741	Select Medical Holdings Corp.	327,135
4,611	Surgery Partners, Inc.*	307,185
7,377	Tenet Healthcare Corp.*	494,185
2,378	The Pennant Group, Inc.*	97,260
1,778	Tivity Health, Inc.*	46,779
1,995	Triple-S Management Corp., Class B*	44,429
895	U.S. Physical Therapy, Inc.	103,704

		6,376,917

Health Care Technology (0.9%):
13,549	Allscripts Healthcare Solutions, Inc.*	250,792
3,434	Castlight Health, Inc., Class B*	9,031
1,296	Change Healthcare, Inc.*	29,860
1,388	Computer Programs & Systems, Inc.	46,123
5,645	Evolent Health, Inc., Class A*	119,222
2,021	Health Catalyst, Inc.*	112,186
2,627	HealthStream, Inc.*	73,398
1,239	iCAD, Inc.*	21,447
5,440	Inovalon Holdings, Inc., Class A*	185,395
4,954	NextGen Healthcare, Inc.*	82,187
2,585	Omnicell, Inc.*	391,498
445	OptimizeRx Corp.*	27,546
2,790	Vocera Communications, Inc.*	111,182

		1,459,867

Hotels, Restaurants & Leisure (2.4%):
224	Bally’s Corp.*	12,121
1,724	BBQ Holdings, Inc.*	32,722
3	Biglari Holdings, Inc., Class A*	2,337

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
168	Biglari Holdings, Inc., Class B*	$26,791
2,281	BJ’s Restaurants, Inc.*	112,088
6,174	Bloomin’ Brands, Inc.*	167,562
950	Bluegreen Vacations Holding Corp.*	17,100
1,994	Brinker International, Inc.*	123,329
4,497	Carrols Restaurant Group, Inc.*	27,027
2,820	Cheesecake Factory, Inc. (The)*	152,788
1,698	Choice Hotels International, Inc.	201,824
2,063	Chuy’s Holdings, Inc.*	76,867
1,492	Cracker Barrel Old Country Store, Inc.	221,502
3,275	Dave & Buster’s Entertainment, Inc.*	132,965
2,980	Del Taco Restaurants, Inc.	29,830
3,256	Denny’s Corp.*	53,692
10,097	Diamond Resorts International, Inc.*	2,567
3,712	Dover Motorsports, Inc.	8,352
2,394	El Pollo Loco Holdings, Inc.*	43,786
2,608	Fiesta Restaurant Group, Inc.*	35,026
100	Flanigan’s Enterprises, Inc.*	4,031
4,318	Hilton Grand Vacations, Inc.*	178,722
4,444	International Game Technology plc*	106,478
1,031	Jack in the Box, Inc.	114,895
2,108	Lindblad Expeditions Holdings, Inc.*^	33,749
809	Marriott Vacations Worldwide Corp.*	128,874
597	Nathans Famous, Inc.	42,578
1,669	Noodles & Co.*	20,829
1,908	Papa John’s International, Inc.	199,272
3,630	Playa Hotels & Resorts NV*	26,971
1,540	Playags, Inc.*	15,246
1,569	Potbelly Corp.*	12,395
300	RCI Hospitality Holdings, Inc.	19,860
1,368	Red Robin Gourmet Burgers*	45,295
662	Red Rock Resorts, Inc.*	28,135
2,239	Ruth’s Hospitality Group, Inc.*	51,564
3,369	Scientific Games Corp., Class A*	260,895
3,059	SeaWorld Entertainment, Inc.*	152,767
1,613	Shake Shack, Inc., Class A*	172,623
2,192	Texas Roadhouse, Inc., Class A	210,870
3,865	Travel + Leisure Co.	229,774
10,098	Wendy’s Co. (The)	236,495
1,375	Wingstop, Inc.	216,741
956	Wyndham Hotels & Resorts, Inc.	69,109

		4,058,444

Household Durables (2.3%):
608	Bassett Furniture Industries, Inc.	14,805
738	Beazer Homes USA, Inc.*	14,236
582	Cavco Industries, Inc.*	129,315
2,344	Century Communities, Inc.	155,970
2,480	Ethan Allen Interiors, Inc.	68,448
820	Flexsteel Industries, Inc.	33,120
1,624	Green Brick Partners, Inc.*	36,930
1,634	Helen of Troy, Ltd.*	372,748
670	Hooker Furniture Corp.	23,209
2,064	Installed Building Products, Inc.	252,551
1,861	iRobot Corp.*^	173,799
6,985	KB Home	284,429
1,138	Koss Corp.*^	26,424
3,650	La-Z-Boy, Inc.	135,196

See accompanying notes to the financial statements.

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
1,096	LGI Homes, Inc.*	$177,486
2,522	Lifetime Brands, Inc.	37,754
4,157	M/I Homes, Inc.*	243,891
5,856	MDC Holdings, Inc.	296,314
1,818	Meritage Homes Corp.*	171,037
723	P & F Industries, Inc., Class A*	4,844
2,534	Purple Innovation, Inc.*	66,923
3,692	Skyline Champion Corp.*	196,784
4,300	Sonos, Inc.*	151,489
9,383	Taylor Morrison Home Corp., Class A*	247,899
2,280	Tempur Sealy International, Inc.	89,353
8,642	Tri Pointe Homes, Inc.*	185,198
3,274	Tupperware Brands Corp.*	77,757
600	Turtle Beach Corp.*	19,152
1,460	Universal Electronics, Inc.*	70,810

		3,757,871

Household Products (0.5%):
636	Central Garden & Pet Co.*	33,664
3,036	Central Garden & Pet Co., Class A*	146,639
4,183	Energizer Holdings, Inc.	179,785
1,767	Ocean Bio-Chem, Inc.	21,557
640	Oil-Dri Corp of America	21,875
1,701	Spectrum Brands Holdings, Inc.	144,653
1,014	WD-40 Co.	259,878

		808,051

Independent Power and Renewable Electricity Producers (0.3%):
4,220	Atlantica Sustainable Infrastructure plc	157,068
703	Clearway Energy, Inc., Class A	17,730
2,596	Clearway Energy, Inc., Class C	68,742
3,474	Ormat Technologies, Inc.	241,547
2,332	Sunnova Energy International, Inc.*	87,823

		572,910

Industrial Conglomerates (0.1%):
2,471	Raven Industries, Inc.	142,947

Insurance (3.0%):
2,802	AMBAC Financial Group, Inc.*	43,879
3,895	American Equity Investment Life Holding Co.	125,886
1,583	American National Group , Inc.	235,155
1,428	Amerisafe, Inc.	85,237
2,103	Argo Group International Holdings, Ltd.	108,999
4,928	Assured Guaranty, Ltd.	233,981
2,314	Axis Capital Holdings, Ltd.	113,409
4,835	Brighthouse Financial, Inc.*	220,186
5,374	Citizens, Inc.*	28,428
3,445	Crawford & Co.	29,627
2,876	Crawford & Co., Class A	26,085
2,691	Donegal Group, Inc., Class A	39,208
1,337	eHealth, Inc.*	78,081
2,020	Employers Holdings, Inc.	86,456
1,137	Enstar Group, Ltd.*	271,652
2,111	FedNat Holding Co.	8,761
10,826	Genworth Financial, Inc., Class A*	42,221
1,050	Global Indemnity Group LLC, Class A	27,668
3,055	Greenlight Capital Re, Ltd.*	27,892
1,752	Hallmark Financial Services, Inc.*	7,796
2,024	Hanover Insurance Group, Inc. (The)	274,535

Shares		Value
Common Stocks, continued
Insurance, continued
489	HCI Group, Inc.^	$48,621
1,369	Heritage Insurance Holdings, Inc.	11,746
2,432	Horace Mann Educators Corp.	91,005
1,411	Independence Holding Co.	65,358
253	Investors Title Co.	44,181
1,855	James River Group Holdings	69,600
2,661	Kemper Corp.	196,648
1,473	Kingstone Co., Inc.	11,489
714	Kinsale Capital Group, Inc.	117,646
12,677	Maiden Holdings, Ltd.*	42,722
2,856	Mercury General Corp.	185,497
198	National Western Life Group, Inc., Class A	44,429
929	NI Holdings, Inc.*	17,660
2,112	Old Republic International Corp.	52,610
1,464	Primerica, Inc.	224,197
4,148	ProAssurance Corp.	94,367
2,350	RLI Corp.	245,787
1,234	Safety Insurance Group, Inc.	96,598
2,998	Selective Insurance Group, Inc.	243,288
6,247	SiriusPoint, Ltd.*	62,907
3,755	State Auto Financial Corp.	64,286
1,966	Stewart Information Services Corp.	111,453
204	The National Security Group, Inc.	2,244
2,849	Tiptree, Inc., Class A	26,496
232	Trupanion, Inc.*	26,703
2,000	United Fire Group, Inc.	55,460
4,002	United Insurance Holdings Co.	22,811
2,274	Universal Insurance Holdings, Inc.	31,563
10,427	Unum Group	296,127
204	White Mountains Insurance Group, Ltd.	234,198

		4,952,839

Interactive Media & Services (0.4%):
5,278	Cargurus, Inc.*	138,442
4,413	Cars.com, Inc.*	63,238
6,181	DHI Group, Inc.*	20,892
3,238	QuinStreet, Inc.*	60,162
2,073	Travelzoo, Inc.*	30,597
4,246	TripAdvisor, Inc.*	171,114
11,137	TrueCar, Inc.*	62,924
3,909	Yelp, Inc.*	156,204
1,473	Zedge, Inc., Class B*	27,118

		730,691

Internet & Direct Marketing Retail (0.7%):
1,021	1-800 Flowers.com, Inc., Class A*^	32,539
8,177	Just Eat Takeaway.com NV, ADR*	149,312
1,300	Lands’ End, Inc.*	53,365
3,018	Liquidity Services, Inc.*	76,808
1,834	Magnite, Inc.*	62,063
1,724	PetMed Express, Inc.^	54,909
3,615	Quotient Technology, Inc.*	39,078
16,641	Qurate Retail, Inc., Class A	217,831
2,899	Shutterstock, Inc.	284,595
1,086	Stamps.com, Inc.*	217,515

		1,188,015

See accompanying notes to the financial statements.

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services (2.4%):
2,017	Alliance Data Systems Corp.	$210,151
622	BM Technologies, Inc.*	7,738
1,700	Brightcove, Inc.*	24,395
403	CACI International, Inc., Class A*	102,813
1,474	Cass Information Systems, Inc.	60,065
1,016	Concentrix Corp.*	163,373
9,103	Conduent, Inc.*	68,272
1,673	CSG Systems International, Inc.	78,932
758	CSP, Inc.*	8,111
5,345	DXC Technology Co.*	208,134
4,623	Evertec, Inc.	201,794
1,270	Evo Payments, Inc.*	35,230
2,811	Exlservice Holdings, Inc.*	298,697
1,053	Greensky, Inc.*	5,844
4,964	GTT Communications, Inc.*^	12,062
2,654	Hackett Group, Inc. (The)	47,825
439	I3 Verticals, Inc.*	13,267
6,887	KBR, Inc.	262,739
10,373	Limelight Networks, Inc.*	32,675
3,634	LiveRamp Holdings, Inc.*	170,253
1,830	ManTech International Corp., Class A	158,368
2,575	MAXIMUS, Inc.	226,523
862	Paysign, Inc.*	2,741
2,404	Perficient, Inc.*	193,330
3,168	PFSweb, Inc.*	23,380
1,557	Science Applications International Corp.	136,596
8,429	Servicesource International, Inc.*	11,885
1,555	StarTek, Inc.*	11,087
4,816	Switch, Inc., Class A	101,666
3,084	Sykes Enterprises, Inc.*	165,611
6,624	Teradata Corp.*	331,001
3,462	TTEC Holdings, Inc.	356,898
4,235	Unisys Corp.*	107,188
3,544	Verra Mobility Corp.*	54,471

		3,893,115

Leisure Products (0.7%):
4,501	Acushnet Holdings Corp.	222,349
2,004	American Outdoor Brands, Inc.*	70,421
5,416	Callaway Golf Co.*	182,682
1,661	Clarus Corp.	42,688
1,402	Escalade, Inc.	32,176
723	Johnson Outdoors, Inc., Class A	87,483
1,264	Malibu Boats, Inc.*	92,689
2,419	Marine Products Corp.	37,349
850	Mastercraft Boat Holdings, Inc.*	22,346
3,780	Mattel, Inc.*	75,978
2,293	Nautilus Group, Inc.*	38,637
1,853	Smith & Wesson Brands, Inc.	64,299
1,645	Vista Outdoor, Inc.*	76,131
421	YETI Holdings, Inc.*	38,656

		1,083,884

Life Sciences Tools & Services (0.7%):
2,937	Codexis, Inc.*	66,553
7,407	Enzo Biochem, Inc.*^	23,480
6,099	Fluidigm Corp.*^	37,570
7,018	Harvard Bioscience, Inc.*	58,460

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
447	Inotiv, Inc.*	$11,926
2,082	Luminex Corp.	76,618
2,072	Medpace Holdings, Inc.*	365,977
2,010	NanoString Technologies, Inc.*	130,228
5,166	Neogenomics, Inc.*	233,348
647	Personalis, Inc.*	16,369
1,700	Quanterix Corp.*	99,722

		1,120,251

Machinery (5.2%):
858	Alamo Group, Inc.	130,999
1,494	Albany International Corp., Class A	133,354
6,903	Allison Transmission Holdings, Inc.	274,325
1,910	Altra Industrial Motion Corp.	124,188
806	Art’s-Way Manufacturing Co.*	2,740
1,143	Astec Industries, Inc.	71,940
3,724	Barnes Group, Inc.	190,855
2,530	Blue Bird Corp.*	62,896
2,461	Chart Industries, Inc.*	360,094
1,959	CIRCOR International, Inc.*	63,863
7,070	Colfax Corp.*	323,877
1,856	Columbus McKinnon Corp.	89,533
5,525	Commercial Vehicle Group, Inc.*	58,731
2,638	Crane Co.	243,672
1,256	DMC Global, Inc.*	70,600
1,772	Douglas Dynamics, Inc.	72,103
500	Eastern Co. (The)	15,165
3,670	Energy Recovery, Inc.*	83,603
3,354	Enerpac Tool Group Corp.	89,284
1,044	EnPro Industries, Inc.	101,425
1,698	ESCO Technologies, Inc.	159,289
5,060	Evoqua Water Technologies Co.*	170,927
4,302	Federal Signal Corp.	173,069
5,909	Flowserve Corp.	238,251
3,333	Franklin Electric Co., Inc.	268,706
2,281	FreightCar America, Inc.*^	13,526
5,795	Gates Industrial Corp. plc*	104,716
1,765	Gencor Industries, Inc.*	21,462
2,530	Gorman-Rupp Co. (The)	87,133
459	Graham Corp.	6,316
6,069	Harsco Corp.*	123,929
2,380	Helios Technologies, Inc.	185,759
2,413	Hillenbrand, Inc.	106,365
785	Hurco Cos, Inc.	27,475
1,014	Hyster-Yale Materials Handling, Inc., Class A	74,002
219	ITT, Inc.	20,058
2,162	John Bean Technologies Corp.	308,344
472	Kadant, Inc.	83,114
3,498	Kennametal, Inc.	125,648
1,529	L.B. Foster Co., Class A*	28,501
238	Lincoln Electric Holdings, Inc.	31,347
755	Lindsay Corp.	124,786
1,589	Lydall, Inc.*	96,166
3,228	Manitex International, Inc.*	23,532
2,653	Manitowoc Co., Inc. (The)*	64,999
2,606	Meritor, Inc.*	61,033
728	Miller Industries, Inc.	28,712
3,522	Mueller Industries, Inc.	152,538

See accompanying notes to the financial statements.

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
9,487	Mueller Water Products, Inc., Class A	$136,803
2,020	Navistar International Corp.*	89,890
3,562	NN, Inc.*	26,181
738	Omega Flex, Inc.	108,272
1,229	Park-Ohio Holdings Corp.	39,500
1,599	Proto Labs, Inc.*	146,788
1,578	RBC Bearings, Inc.*	314,685
3,472	REV Group, Inc.	54,476
6,630	Rexnord Corp.	331,765
2,848	Shyft Group, Inc. (The)	106,544
1,692	SPX Corp.*	103,347
1,560	SPX FLOW, Inc.	101,774
1,076	Standex International Corp.	102,123
466	Taylor Devices, Inc.*	5,471
1,269	Tennant Co.	101,330
5,787	Terex Corp.	275,577
800	The Exone Co.*	17,312
1,867	The Greenbrier Cos., Inc.	81,364
962	Timken Co.	77,528
7,930	Titan International, Inc.*	67,246
3,126	TriMas Corp.*	94,812
4,025	Trinity Industries, Inc.	108,232
1,747	Twin Disc, Inc.*	24,860
3,327	Wabash National Corp.	53,232
2,027	Watts Water Technologies, Inc., Class A	295,760
13,695	Welbilt, Inc.*	317,039
282	Woodward, Inc.	34,652

		8,689,513

Marine (0.3%):
7,920	Costamare, Inc.	93,535
315	Eneti, Inc.^	5,869
4,337	Genco Shipping & Trading, Ltd.	81,883
2,099	Kirby Corp.*	127,283
2,096	Matson, Inc.	134,144

		442,714

Media (1.0%):
1,560	AMC Networks, Inc., Class A*	104,208
478	Beasley Broadcast Group, Inc., Class A*	1,381
2,323	Boston Omaha Corp.*	73,662
7,836	comScore, Inc.*	39,180
144	Daily Journal Corp.*	48,744
976	DallasNews Corp.	7,261
4,914	E.W. Scripps Co. (The), Class A	100,197
6,123	Entercom Communications Corp.*	26,390
8,365	Entravision Communications Corp., Class A	55,878
5,880	Gannett Co, Inc.*	32,281
3,567	Gray Television, Inc.	83,468
2,892	Hemisphere Media Group*	34,126
2,165	John Wiley & Sons, Inc., Class A	130,290
2,864	Liberty Latin America, Ltd.*	39,695
10,761	Liberty Latin America, Ltd., Class C*	151,730
500	Loral Space & Communications Inc.	19,425
348	Marchex, Inc., Class B*	1,065
3,285	Meredith Corp.*	142,700
3,571	MSG Networks, Inc., Class A*	52,065
6,073	National CineMedia, Inc.	30,790

Shares		Value
Common Stocks, continued
Media, continued
155	Nexstar Media Group, Inc., Class A	$22,921
1,732	Scholastic Corp.	65,626
2,342	TechTarget, Inc.*	181,482
10,206	Tegna, Inc.	191,465

		1,636,030

Metals & Mining (1.4%):
9,730	Alcoa Corp.*	358,453
7,802	Allegheny Technologies, Inc.*	162,672
2,124	Ampco-Pittsburgh Corp.*	12,893
3,338	Carpenter Technology Corp.	134,254
3,100	Century Aluminum Co.*	39,959
8,414	Coeur Mining, Inc.*	74,716
6,250	Commercial Metals Co.	192,000
2,311	Compass Minerals International, Inc.	136,950
13,641	Ferroglobe plc*	83,483
13,641	Ferroglobe Unit*(b)	—
515	Fortitude Gold Corp.	3,528
1,805	Gold Resource Corp.	4,657
1,557	Haynes International, Inc.	55,087
28,485	Hecla Mining Co.	211,928
931	Kaiser Aluminum Corp.	114,969
1,117	Materion Corp.	84,166
9,373	McEwen Mining, Inc.*	12,935
2,868	Ryerson Holding Corp.*	41,873
1,487	Schnitzer Steel Industries, Inc., Class A	72,937
3,318	SunCoke Energy, Inc.	23,691
1,789	Synalloy Corp.*	17,872
4,467	TimkenSteel Corp.*	63,208
6,784	United States Steel Corp.	162,816
1,458	Universal Stainless & Alloy Products, Inc.*	14,682
2,207	Warrior Met Coal, Inc.	37,960
2,997	Worthington Industries, Inc.	183,356

		2,301,045

Multiline Retail (0.3%):
1,321	Big Lots, Inc.	87,199
654	Dillard’s, Inc., Class A^	118,295
1,715	Kohl’s Corp.	94,514
4,638	Macy’s, Inc.*	87,936
1,243	Ollie’s Bargain Outlet Holdings, Inc.*	104,574

		492,518

Multi-Utilities (0.4%):
4,514	Avista Corp.	192,612
2,243	Black Hills Corp.	147,208
2,725	MDU Resources Group, Inc.	85,402
2,992	NorthWestern Corp.	180,178
1,351	Unitil Corp.	71,563

		676,963

Oil, Gas & Consumable Fuels (3.4%):
16,040	Antero Midstream Corp.	166,656
11,771	Antero Resources Corp.*	176,918
1,558	APA Corp.	33,700
1,338	Arch Resources, Inc.*	76,239
1,954	Ardmore Shipping Corp.*	8,246
4,767	Berry Corp.	32,034
1,822	Bonanza Creek Energy, Inc.	85,762
2,330	Callon Petroleum Co.*^	134,418

See accompanying notes to the financial statements.

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,036	Centennial Resource Development, Inc., Class A*^	$20,584
3,046	Cimarex Energy Co.	220,683
16,914	Clean Energy Fuel Corp.*^	171,677
12,514	CNX Resources Corp.*	170,941
1,569	Comstock Resources, Inc.*	10,465
2,015	CONSOL Energy, Inc.*	37,217
4,374	CVR Energy, Inc.	78,557
6,171	Delek US Holdings, Inc.	133,417
8,834	DHT Holdings, Inc.	57,333
2,156	Dorian LPG, Ltd.*	30,443
416	Earthstone Energy, Inc.*	4,605
17,427	Enlink Midstream LLC	111,359
18,706	EQT Corp.*	416,396
13,891	Equitrans Midstream Corp.	118,212
2,943	Evolution Petroleum Corp.	14,597
4,653	Gevo, Inc.*^	33,827
2,611	Green Plains, Inc.*	87,782
5,385	HollyFrontier Corp.	177,166
1,720	International Seaways, Inc.	32,990
34,496	Kosmos Energy, Ltd.*	119,356
725	Laredo Petroleum, Inc.*	67,273
4,191	Magnolia Oil & Gas Corp., Class A*	65,505
21,356	Marathon Oil Corp.	290,869
9,030	Matador Resources Co.	325,170
6,809	Murphy Oil Corp.	158,514
9,513	Nordic American Tankers, Ltd.	31,203
5,300	Overseas Shipholding Group, Inc.*	11,077
2,838	PAR Pacific Holdings, Inc.*	47,735
6,480	PBF Energy, Inc., Class A*	99,144
7,105	PDC Energy, Inc.	325,338
5,636	Peabody Energy Corp.*	44,693
523	Penn Virginia Corp.*	12,348
2,410	PHX Minerals, Inc.	8,965
6	PrimeEnergy Resources Corp.*	278
17,188	Range Resources Corp.*	288,071
3,607	Renewable Energy Group, Inc.*	224,860
300	REX American Resources Corp.*	27,054
1,533	SandRidge Energy, Inc.*	9,627
3,705	Scorpio Tankers, Inc.	81,695
8,803	SFL Corp., Ltd.	67,343
7,278	SM Energy Co.	179,257
29,966	Southwestern Energy Co.*	169,907
2,952	Talos Energy, Inc.*	46,169
1,980	Teekay Shipping Corp.*	7,366
2,363	Teekay Tankers, Ltd., Class A*^	34,074
8,709	W&T Offshore, Inc.*	42,239
931	Whiting Petroleum Corp.*	50,786
3,425	World Fuel Services Corp.	108,675

		5,586,815

Paper & Forest Products (0.7%):
1,324	Boise Cascade Co.	77,255
1,565	Clearwater Paper Corp.*	45,338
3,735	Domtar Corp.*	205,276
3,299	Glatfelter Corp.	46,087
5,601	Louisiana-Pacific Corp.	337,684
5,170	Mercer International, Inc.	65,918
1,384	Neenah, Inc.	69,435

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
8,894	Resolute Forest Products	$108,507
2,103	Schweitzer-Mauduit International, Inc.	84,919
3,241	Verso Corp.	57,366

		1,097,785

Personal Products (0.6%):
7,024	Coty, Inc., Class A*	65,604
2,807	Edgewell Personal Care Co.	123,227
3,582	elf Beauty, Inc.*	97,216
1,964	Inter Parfums, Inc.	141,408
900	Lifevantage Corp.*	6,615
537	Mannatech, Inc.	14,821
844	Medifast, Inc.	238,835
1,387	Natural Alternatives International, Inc.*	23,496
369	Natural Health Trends Corp.	2,579
2,257	Natures Sunshine Products, Inc.	39,204
1,929	Nu Skin Enterprises, Inc., Class A	109,278
340	United-Guardian, Inc.	5,097
1,070	Usana Health Sciences, Inc.*	109,600

		976,980

Pharmaceuticals (1.1%):
900	Adicet Bio, Inc.*	9,261
7,736	Amneal Pharmaceuticals, Inc.*	39,608
2,002	Amphastar Pharmaceuticals, Inc.*	40,360
877	ANI Pharmaceuticals, Inc.*	30,739
1,496	Aratana Therapeutics-CVR*(b)	—
555	Arvinas, Inc.*	42,735
1,561	Assembly Biosciences, Inc.*	6,057
4,700	BioDelivery Sciences International, Inc.*	16,826
4,206	Chiasma, Inc.*^	19,894
2,268	Collegium Pharmaceutical, Inc.*	53,616
5,074	Corcept Therapeutics, Inc.*	111,628
3,415	Cumberland Pharmaceuticals, Inc.*	9,716
5,512	Cymabay Therapeutics, Inc.*^	24,032
14,088	Endo International plc*	65,932
1,163	EyePoint Pharmaceuticals, Inc.*	10,455
1,224	Harrow Health, Inc.*	11,371
4,514	Innoviva, Inc.*	60,533
2,128	Intra-Cellular Therapies, Inc.*	86,865
1,144	Kala Pharmaceuticals, Inc.*^	6,063
4,227	Lannett Co., Inc.*^	19,740
10,744	Nektar Therapeutics*	184,367
882	NGM Biopharmaceuticals, Inc.*	17,393
2,308	Otonomy, Inc.*	5,147
2,529	Pacira BioSciences, Inc.*	153,460
2,916	Perrigo Co. plc	133,699
322	Phathom Pharmaceuticals, Inc.*	10,900
1,714	Phibro Animal Health Corp., Class A	49,500
4,069	Prestige Consumer Healthcare, Inc.*	211,995
911	scPharmaceuticals, Inc.*	5,566
6,222	SIGA Technologies, Inc.*	39,074
8,452	Strongbridge Biopharma plc*	25,102
3,556	Supernus Pharmaceuticals, Inc.*	109,489
1,805	Taro Pharmaceutical Industries, Ltd.*	129,888
4,418	Xeris Pharmaceuticals, Inc.*	17,981
2,123	Zogenix, Inc.*	36,686

		1,795,678

See accompanying notes to the financial statements.

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services (1.7%):
1,888	Acacia Research Corp.*	$12,763
3,554	ASGN, Inc.*	344,489
848	Barrett Business Services, Inc.	61,573
3,846	CBIZ, Inc.*	126,033
490	CRA International, Inc.	41,944
3,450	Exponent, Inc.	307,775
1,473	Forrester Research, Inc.*	67,463
1,595	Franklin Covey Co.*	51,598
2,238	FTI Consulting, Inc.*	305,733
2,202	GP Strategies Corp.*	34,616
1,590	Heidrick & Struggles International, Inc.	70,835
1,454	Huron Consulting Group, Inc.*	71,464
1,347	ICF International, Inc.	118,347
1,783	Insperity, Inc.	161,130
2,940	Kelly Services, Inc., Class A*	70,472
1,713	Kforce, Inc.	107,799
3,488	Korn Ferry	253,054
958	ManpowerGroup, Inc.	113,916
1,332	Mastech Digital, Inc.*	19,913
3,943	Mistras Group, Inc.*	38,760
2,833	Resources Connection, Inc.	40,682
4,127	TriNet Group, Inc.*	299,125
2,813	Trueblue, Inc.*	79,074
1,352	Upwork, Inc.*	78,808
505	Willdan Group, Inc.*	19,008

		2,896,374

Real Estate Management & Development (0.8%):
950	BBX Capital, Inc.*	7,619
395	CKX Lands, Inc.*	4,914
5,594	Cushman & Wakefield plc*	97,727
1,468	eXp World Holdings, Inc.*	56,914
1,627	Five Point Holdings LLC, Class A*	13,146
1,972	Forestar Group, Inc.*	41,235
504	FRP Holdings, Inc.*	28,063
2,119	Howard Hughes Corp. (The)*	206,518
382	Indus Realty Trust, Inc.	25,078
10	J.W. Mays, Inc.*	308
7,966	Kennedy-Wilson Holdings, Inc.	158,284
2,754	Marcus & Millichap, Inc.*	107,048
1,035	Maui Land & Pineapple Co.*^	11,106
8,443	Newmark Group, Inc.	101,400
1,207	Rafael Holdings, Inc., Class B*	61,617
688	RE/MAX Holdings, Inc., Class A	22,931
3,140	Realogy Holdings Corp.*	57,211
308	Stratus Properties, Inc.*	7,598
3,421	Tejon Ranch Co.*	52,033
1,076	The RMR Group, Inc., Class A	41,577
3,509	The St Joe Co.	156,537

		1,258,864

Road & Rail (0.9%):
1,803	ArcBest Corp.	104,917
4,972	Avis Budget Group, Inc.*	387,269
2,278	Covenant Logistics Group, Inc.*	47,109
4,045	Heartland Express, Inc.	69,291
279	Landstar System, Inc.	44,088
2,692	Marten Transport, Ltd.	44,391

Shares		Value
Common Stocks, continued
Road & Rail, continued
1,507	Ryder System, Inc.	$112,015
2,149	Saia, Inc.*	450,194
2,170	Schneider National, Inc., Class B	47,241
1,170	Universal Logistics Holdings, Inc.	27,261
1,009	US Xpress Enterprises, Inc., Class A*	8,677
988	USA Truck, Inc.*	15,877
2,850	Werner Enterprises, Inc.	126,882
2,752	Yellow Corp.*	17,916

		1,503,128

Semiconductors & Semiconductor Equipment (3.3%):
2,035	Advanced Energy Industries, Inc.	229,365
2,430	Alpha & Omega Semiconductor, Ltd.*	73,848
1,892	Ambarella, Inc.*	201,744
12,720	Amkor Technology, Inc.	301,082
1,301	Amtech Systems, Inc.*	12,542
2,581	Axcelis Technologies, Inc.*	104,324
2,777	AXT, Inc.*	30,491
3,630	Brooks Automation, Inc.	345,866
1,210	CEVA, Inc.*	57,233
3,613	Cirrus Logic, Inc.*	307,539
1,496	CMC Materials, Inc.	225,507
2,356	Cohu, Inc.*	86,677
522	Cyberoptics Corp.*	21,381
3,604	Diodes, Inc.*	287,491
1,256	DSP Group, Inc.*	18,589
5,632	FormFactor, Inc.*	205,343
4,679	GSI Technology, Inc.*	26,296
1,254	Ichor Holdings, Ltd.*	67,465
1,349	inTest Corp.*	22,623
2,631	Kulicke & Soffa Industries, Inc.	161,017
6,714	Lattice Semiconductor Corp.*	377,192
1,636	MagnaChip Semiconductor Corp.*	39,035
4,167	MaxLinear, Inc., Class A*	177,056
4,238	Neophotonics Corp.*	43,270
557	NVE Corp.	41,246
2,709	Onto Innovation, Inc.*	197,865
2,739	PDF Solutions, Inc.*	49,795
6,256	Photronics, Inc.*	82,642
2,109	Pixelworks, Inc.*^	7,192
4,166	Power Integrations, Inc.	341,862
7,453	Rambus, Inc.*	176,711
3,935	Semtech Corp.*	270,728
1,263	Silicon Laboratories, Inc.*	193,555
726	SMART Global Holdings, Inc.*	34,616
2,469	Synaptics, Inc.*	384,127
3,049	Ultra Clean Holdings, Inc.*	163,792
2,559	Veeco Instruments, Inc.*	61,518

		5,428,625

Software (3.0%):
2,828	2u, Inc.*^	117,843
3,492	A10 Networks, Inc.*	39,320
5,809	ACI Worldwide, Inc.*	215,746
994	Agilysys, Inc.*	56,529
2,538	Alarm.com Holding, Inc.*	214,969
1,546	Altair Engineering, Inc.*	106,628
2,994	American Software, Inc., Class A	65,748

See accompanying notes to the financial statements.

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
746	Appfolio, Inc.*	$105,335
935	Asure Software, Inc.*	8,293
2,721	Avaya Holdings Corp.*	73,195
2,785	Aware, Inc.*	10,332
3,147	Blackbaud, Inc.*	240,966
2,226	Bottomline Technologies, Inc.*	82,540
2,350	BSQUARE Corp.*	11,210
440	Cerence, Inc.*	46,952
900	ChannelAdvisor Corp.*	22,059
10,904	Cloudera, Inc.*	172,937
3,799	Cognyte Software, Ltd.*	93,076
2,347	CommVault Systems, Inc.*	183,465
693	Cornerstone OnDemand, Inc.*	35,745
4,020	Digital Turbine, Inc.*	305,641
2,615	Ebix, Inc.	88,649
1,549	Envestnet, Inc.*	117,507
4,947	FireEye, Inc.*	100,028
2,347	J2 Global, Inc.*	322,830
562	MicroStrategy, Inc., Class A*^	373,449
3,326	Mimecast, Ltd.*	176,444
2,038	Mitek Systems, Inc.*	39,252
1,064	New Relic, Inc.*	71,256
2,582	OneSpan, Inc.*	65,944
2,616	Progress Software Corp.	120,990
1,068	QAD, Inc.	92,937
2,317	Qualys, Inc.*	233,299
5,408	Sailpoint Technologies Holdings, Inc.*	276,187
769	Sapiens International Corp. NV	20,202
539	Shotspotter, Inc.*	26,287
684	Sps Commerce, Inc.*	68,297
3,280	Synchronoss Technologies, Inc.*	11,775
870	Upland Software, Inc.*	35,818
3,799	Verint Systems, Inc.*	171,221
11,535	Xperi Holding Corp.	256,538
1,800	Zix Corp.*	12,690

		4,890,129

Specialty Retail (3.9%):
2,730	Aaron’s Co., Inc. (The)	87,333
3,905	Abercrombie & Fitch Co., Class A*	181,309
14,139	American Eagle Outfitters, Inc.	530,637
422	America’s Car Mart, Inc.*	59,806
1,192	Asbury Automotive Group, Inc.*	204,273
3,093	At Home Group, Inc.*	113,946
1,943	AutoNation, Inc.*	184,216
7,305	Barnes & Noble Education, Inc.*	52,669
7,174	Bed Bath & Beyond, Inc.*	238,822
4,102	Big 5 Sporting Goods Corp.^	105,339
1,202	Boot Barn Holdings, Inc.*	101,028
1,732	Build-A-Bear Workshop, Inc.*	29,981
3,926	Caleres, Inc.	107,140
2,599	Cato Corp., Class A	43,845
16,720	Chico’s FAS, Inc.*	110,018
1,594	Citi Trends, Inc.*	138,678
3,051	Conn’s, Inc.*	77,800
4,771	Designer Brands, Inc., Class A*	78,960
6,400	Foot Locker, Inc.	394,432
1,362	Genesco, Inc.*	86,732

Shares		Value
Common Stocks, continued
Specialty Retail, continued
753	Group 1 Automotive, Inc.	$116,286
4,311	Guess?, Inc.	113,810
1,718	Haverty Furniture Cos., Inc.	73,462
849	Hibbett, Inc.*	76,096
1,529	Lumber Liquidators Holdings, Inc.*	32,262
1,251	MarineMax, Inc.*	60,974
2,527	Monro, Inc.	160,490
1,222	Murphy U.S.A., Inc.	162,978
4,523	National Vision Holdings, Inc.*	231,261
3,614	ODP Corp. (The)*	173,508
3,794	Penske Automotive Group, Inc.	286,409
3,598	Rent-A-Center, Inc.	190,946
7,968	Sally Beauty Holdings, Inc.*	175,854
909	Shoe Carnival, Inc.	65,075
4,149	Signet Jewelers, Ltd.*	335,198
2,165	Sleep Number Corp.*	238,042
1,462	Sonic Automotive, Inc., Class A	65,410
2,363	Sportsman’s Warehouse Holdings, Inc.*	41,990
4,333	The Buckle, Inc.	215,567
1,798	The Children’s Place, Inc.*	167,322
5,372	The Container Store Group, Inc.*	70,051
2,271	Tilly’s, Inc.	36,291
5,052	Urban Outfitters, Inc.*	208,243
399	Winmark Corp.	76,640
1,833	Zumiez, Inc.*	89,799

		6,390,928

Technology Hardware, Storage & Peripherals (0.6%):
6,969	3D Systems Corp.*	278,551
1,308	AstroNova, Inc.*	18,207
4,957	Avid Technology, Inc.*	194,067
6,556	NCR Corp.*	299,019
3,811	Stratasys, Ltd.*	98,553
2,418	Super Micro Computer, Inc.*	85,065
1,590	TransAct Technologies, Inc.*	21,831
2,682	Xerox Holdings Corp.	63,000

		1,058,293

Textiles, Apparel & Luxury Goods (1.2%):
1,302	Capri Holdings, Ltd.*	74,461
2,061	Carter’s, Inc.	212,633
535	Columbia Sportswear Co.	52,623
4,877	Crocs, Inc.*	568,268
2,291	Culp, Inc.	37,343
1,291	Fossil Group, Inc.*	18,436
3,034	G-III Apparel Group, Ltd.*	99,697
1,322	Hanesbrands, Inc.	24,682
3,853	Kontoor Brands, Inc.	217,348
816	Lakeland Industries, Inc.*^	18,221
544	Movado Group, Inc.	17,120
1,357	Oxford Industries, Inc.	134,126
348	PVH Corp.*	37,441
1,115	Rocky Brands, Inc.	61,994
746	Skechers U.S.A., Inc., Class A*	37,173
4,945	Steven Madden, Ltd.	216,393
418	Superior Group of Cos., Inc.	9,995
957	Unifi, Inc.*	23,313

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,916	Vera Bradley, Inc.*	$23,739
5,461	Wolverine World Wide, Inc.	183,708

		2,068,714

Thrifts & Mortgage Finance (2.0%):
3,799	Axos Financial, Inc.*	176,236
2,838	BankFinancial Corp.	32,467
2,024	Bridgewater Bancshares, Inc.*	32,688
7,770	Capitol Federal Financial, Inc.	91,531
280	Citizens Community Bancorp, Inc.	3,830
5,449	Columbia Financial, Inc.*	93,832
1,537	ESSA Bancorp, Inc.	25,191
4,677	Essent Group, Ltd.	210,231
696	Federal Agricultural Mortgage Corp.	68,834
242	First Capital, Inc.	10,493
1,936	Flagstar Bancorp, Inc.	81,835
493	FS Bancorp, Inc.	35,136
195	Guaranty Federal Bankshares, Inc.	4,748
206	Hingham Institution for Savings	59,843
629	HMN Financial, Inc.*	13,398
973	Home Bancorp, Inc.	37,081
86	Home Federal Bancorp, Inc.	1,656
1,829	HomeStreet, Inc.	74,514
869	IF Bancorp, Inc.	19,987
3,933	Kearny Financial Corp.	46,999
390	Kentucky First Federal Bancorp	2,870
289	LendingTree, Inc.*	61,233
1,892	Luther Burbank Corp.	22,439
940	Malvern Bancorp, Inc.*	17,381
1,234	Merchants BanCorp	48,422
3,912	Meridian Bancorp, Inc.	80,040
2,498	Meta Financial Group, Inc.	126,474
2,242	MGIC Investment Corp.	30,491
3,941	Mr Cooper Group, Inc.*	130,289
18,699	New York Community Bancorp, Inc.	206,063
4,642	NMI Holdings, Inc., Class A*	104,352
3,578	Northfield Bancorp, Inc.	58,679
6,541	Northwest Bancshares, Inc.	89,219
3,132	Oceanfirst Financial Corp.	65,271
198	Oconee Federal Financial Corp.^	4,629
1,129	Ocwen Financial Corp.*	34,976
2,010	PCSB Financial Corp.	36,522
1,668	Premier Financial Corp.	47,388
1,677	Provident Financial Holdings, Inc.	28,962
3,721	Provident Financial Services, Inc.	85,174
1,685	Prudential Bancorp, Inc.	23,337
4,780	Radian Group, Inc.	106,355
1,982	Riverview Bancorp, Inc.	14,052
3,255	Security National Financial Corp., Class A*	28,481
671	Severn Bancorp, Inc.	7,985
707	Southern Missouri Bancorp, Inc.	31,787
1,053	Sterling Bancorp, Inc.*	4,791
1,409	Territorial Bancorp, Inc.	36,592
1,816	TFS Financial Corp.	36,865
1,462	TrustCo Bank Corp. NY	50,264
3,395	Washington Federal, Inc.	107,893
1,247	Waterstone Financial, Inc.	24,516
2,226	Wawlker & Dunlop, Inc.	232,350

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
3,601	Western New England BanCorp, Inc.^	$29,348
2,314	WSFS Financial Corp.	107,809
35	WVS Financial Corp.	578

		3,244,407

Tobacco (0.1%):
491	Turning Point Brands, Inc.	22,473
975	Universal Corp.	55,546
9,542	Vector Group, Ltd.	134,924

		212,943

Trading Companies & Distributors (1.7%):
6,404	Air Lease Corp.	267,303
1,927	Applied Industrial Technologies, Inc.	175,473
3,172	Beacon Roofing Supply, Inc.*	168,909
1,606	CAI International, Inc.	89,936
2,002	DXP Enterprises, Inc.*	66,667
1,463	EVI Industries, Inc.*^	41,549
1,550	GATX Corp.	137,129
3,203	Global Industrial Co.	117,582
573	GMS, Inc.*	27,584
1,299	H&E Equipment Services, Inc.	43,218
1,516	Herc Holdings, Inc.*	169,898
1,475	Kaman Corp., Class A	74,340
989	Lawson Products, Inc.*	52,921
4,569	MRC Global, Inc.*	42,949
2,121	MSC Industrial Direct Co., Inc., Class A	190,317
7,964	NOW, Inc.*	75,578
1,839	Rush Enterprises, Inc., Class A	79,518
195	SiteOne Landscape Supply, Inc.*	33,006
2,140	Textainer Group Holdings, Ltd.*	72,268
2,765	Titan Machinery, Inc.*	85,549
577	Transcat, Inc.*	32,606
3,118	Triton International, Ltd.	163,196
5,651	Univar Solutions, Inc.*	137,771
1,585	Veritiv Corp.*	97,351
3,051	WESCO International, Inc.*	313,704

		2,756,322

Transportation Infrastructure (0.1%):
5,836	Macquarie Infrastructure Corp.	223,344

Water Utilities (0.5%):
2,746	American States Water Co.	218,472
1,221	Artesian Resources Corp.	44,896
4,259	California Water Service Group	236,545
1,256	Consolidated Water Co., Ltd.^	14,733
1,275	Middlesex Water Co.	104,206
2,502	Pure Cycle Corp.*	34,577
1,815	SJW Group	114,889
1,259	York Water Co. (The)	57,033

		825,351

Wireless Telecommunication Services (0.3%):
2,895	Shenandoah Telecommunications Co.	140,437
2,722	Spok Holdings, Inc.	26,186
9,308	Telephone & Data Systems, Inc.	210,919
2,672	United States Cellular Corp.*	97,020

		474,562

Total Common Stocks (Cost $111,956,459)		165,105,791

See accompanying notes to the financial statements.

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares or Contracts		Value
Preferred Stocks (0.1%):
Internet & Direct Marketing Retail (0.0%†):
499	Qurate Retail, Inc., 8.00%, 3/15/31	$54,017

Media (0.0%†):
430	Liberty Broadband Corp., Series A, 7.00%	12,126

Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A, 10.63%	78,460

Total Preferred Stocks (Cost $115,109)		144,603

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
197	Nabors Industries, Ltd., 6/11/26	1,970

Total Warrant (Cost $–)		1,970

Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	12,843
2,004	Chinook Therapeutics-CVR, Expires on 12/31/49*	1,924
1,429	Pfenex, Inc. CVR, Expires on 1/3/22*^	1,072
4,400	Progenics Pharmaceuticals, Inc., Expires on 1/3/22*	233

		16,072

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*	364

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	1,235

Total Rights (Cost $8,221)		17,671

Shares or Principal Amount		Value
Corporate Bond (0.0%†):
Capital Markets (0.0%†):
$3	GAMCO Investors, Inc., 4.00%, 6/15/23, Callable 8/9/21 @ 100	$3

Total Corporate Bond (Cost $–)		3

Short-Term Security Held as Collateral for Securities on Loan (1.6%):
2,601,774	BlackRock Liquidity FedFund, Institutional Class, 0.04%(c)(d)	2,601,774

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,601,774)		2,601,774

Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
477,166	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	477,166

Total Unaffiliated Investment Company (Cost $477,166)		477,166

Total Investment Securities (Cost $115,158,729) — 101.6%		168,348,978
Net other assets (liabilities) — (1.6)%		(2,709,867)

Net Assets — 100.0%		$165,639,111

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $2,564,188.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(d)	The rate represents the effective yield at June 30, 2021.

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$115,158,729

Investment securities, at value(a)	$168,348,978
Cash	570
Interest and dividends receivable	99,411
Receivable for investments sold	29,181
Reclaims receivable	100
Prepaid expenses	8,886

Total Assets	168,487,126

Liabilities:
Payable for investments purchased	101,490
Payable for collateral received on loaned securities	2,601,774
Manager fees payable	96,013
Administration fees payable	3,500
Distribution fees payable	34,290
Custodian fees payable	1,479
Administrative and compliance services fees payable	314
Transfer agent fees payable	1,072
Trustee fees payable	1,619
Other accrued liabilities	6,464

Total Liabilities	2,848,015

Net Assets	$165,639,111

Net Assets Consist of:
Paid in capital	$78,775,380
Total distributable earnings	86,863,731

Net Assets	$165,639,111

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,709,042
Net Asset Value (offering and redemption price per share)	$15.47

(a)	Includes securities on loan of $2,564,188.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$1,150,050
Income from securities lending	14,585
Foreign withholding tax	(886)

Total Investment Income	1,163,749

Expenses:
Manager fees	720,291
Administration fees	16,195
Distribution fees	211,849
Custodian fees	6,065
Administrative and compliance services fees	1,169
Transfer agent fees	2,751
Trustee fees	4,168
Professional fees	3,663
Shareholder reports	1,928
Other expenses	2,217

Total expenses before reductions	970,296
Less expenses voluntarily waived/reimbursed by the Manager	(127,110)

Net expenses	843,186

Net Investment Income/(Loss)	320,563

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	20,846,896
Change in net unrealized appreciation/depreciation on securities	16,365,205

Net realized and Change in net unrealized gains/losses on investments	37,212,101

Change in Net Assets Resulting From Operations	$37,532,664

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$320,563	$827,180
Net realized gains/(losses) on investments	20,846,896	11,486,293
Change in unrealized appreciation/depreciation on investments	16,365,205	12,542,256

Change in net assets resulting from operations	37,532,664	24,855,729

Distributions to Shareholders:
Distributions	—	(5,590,083)

Change in net assets resulting from distributions to shareholders	—	(5,590,083)

Capital Transactions:
Proceeds from shares issued	56,949	24,620,324
Proceeds from dividends reinvested	—	5,590,083
Value of shares redeemed	(39,740,142)	(52,022,348)

Change in net assets resulting from capital transactions	(39,683,193)	(21,811,941)

Change in net assets	(2,150,529)	(2,546,295)
Net Assets:
Beginning of period	167,789,640	170,335,935

End of period	$165,639,111	$167,789,640

Share Transactions:
Shares issued	3,717	3,060,070
Dividends reinvested	—	536,476
Shares redeemed	(2,759,147)	(5,166,278)

Change in shares	(2,755,430)	(1,569,732)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$12.46		$11.33	$10.19	$12.40	$11.42	$9.20

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.05 (a)	0.05 (a)	0.07	0.07	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	2.98		1.46	2.00	(1.53)	1.16	2.21

Total from Investment Activities	3.01		1.51	2.05	(1.46)	1.23	2.28

Distributions to Shareholders From:
Net Investment Income	—		(0.05)	(0.06)	(0.07)	(0.07)	(0.04)
Net Realized Gains	—		(0.33)	(0.85)	(0.68)	(0.18)	(0.02)

Total Dividends	—		(0.38)	(0.91)	(0.75)	(0.25)	(0.06)

Net Asset Value, End of Period	$15.47		$12.46	$11.33	$10.19	$12.40	$11.42

Total Return(b)	24.16	%(c)	13.97%	21.10%	(12.64)%	10.87%	24.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$165,639		$167,790	$170,336	$149,873	$198,419	$208,012
Net Investment Income/(Loss)(d)	0.38%		0.54%	0.46%	0.48%	0.55%	0.56%
Expenses Before Reductions(d)(e)	1.14%		1.19%	1.17%	1.16%	1.16%	1.14%
Expenses Net of Reductions(d)	0.99%		1.04%	1.02%	1.01%	1.01%	0.99%
Portfolio Turnover Rate	6	%(c)	22%	10%	9%	9%	9%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,430 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,601,774 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500 the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$165,088,847	$16,944	$—	#	$165,105,791
Preferred Stocks+	144,603	—	—		144,603
Warrant+	1,970	—	—		1,970
Rights+	—	17,671	—		17,671
Corporate Bond+	—	3	—		3
Short-Term Security Held as Collateral for Securities on Loan	2,601,774	—	—		2,601,774
Unaffiliated Investment Company	477,166	—	—		477,166

Total Investment Securities	$168,314,360	$34,618	$—		$168,348,978

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Small Cap Fund	$10,119,845	$49,307,780

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 30, 2021 was $133,281,192. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$55,556,051
Unrealized (depreciation)	(18,727,388)

Net unrealized appreciation/(depreciation)	$36,828,663

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Small Cap Fund	$1,043,366	$4,546,717	$5,590,083

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Small Cap Fund	$7,012,699	$5,489,705	$—	$36,828,663	$49,331,067

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

25

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

26

AZL DFA U.S. Small Cap Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

27

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

28

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

30

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

31

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 27

Statement of Operations Page 27

Statements of Changes in Net Assets Page 28

Financial Highlights Page 29

Notes to the Financial Statements Page 30

Special Joint Meeting of Shareholders Page 38

Other Information Page 40

Statement Regarding the Trust’s Liquidity Risk Management Program Page 41

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Enhanced Bond Index Fund	$1,000.00	$982.20	$3.10	0.63%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Enhanced Bond Index Fund	$1,000.00	$1,021.67	$3.16	0.63%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	31.5%

U.S. Government Agency Mortgages	27.8

Corporate Bonds	24.0

Unaffiliated Investment Company	16.6

Yankee Debt Obligations	5.2

Collateralized Mortgage Obligations	4.0

Foreign Bonds	3.8

Asset Backed Securities	2.6

Short-Term Security Held as Collateral for Securities on Loan	2.4

Commercial Paper	0.5

Municipal Bonds	0.2

Total Investment Securities	118.6

Net other assets (liabilities)	(18.6)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (2.6%):
$2,321,292	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,472,083
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 10/15/28 @ 100	1,931,330
1,576,949	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30, Callable 7/15/21 @ 100(a)	1,580,465
885,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,036,381
221,987	College Ave Student Loans LLC, Class A1, Series 2021-A, 1.19%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	222,009
1,410,000	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	1,408,201
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 12/15/24 @ 100(a)	3,641,981
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,883,826
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 1/15/24 @ 100(a)	161,888
597,276	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	598,838
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,403,391
1,176,962	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.20%(US0001M+113bps), 5/15/28, Callable 7/15/21 @ 100(a)	1,176,962
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,206,230
1,517,637	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 1.07%(US0001M+100bps), 4/15/69, Callable 7/15/30 @ 100(a)	1,529,312
3,580,000	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA(PRIME-(199)bps), 4/15/60(a)	3,580,004
3,793,238	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 4/15/27 @ 100(a)	3,810,391
829,345	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 4/15/28 @ 100(a)	826,685
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 1.67%(US0001M+160bps), 11/15/68, Callable 5/15/30 @ 100(a)	1,033,819
2,332,866	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.12%(US0001M+105bps), 12/15/59, Callable 7/15/30 @ 100(a)	2,352,128
301,505	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 7/15/25 @ 100(a)	309,428

Principal Amount		Value
Asset Backed Securities, continued
$4,890,000	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	$4,890,921
9,080,000	Nelnet Student Loan Trust, Class AFL, Series 2021-BA, 0.88%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	9,080,000
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 0.50%(US0001M+43bps), 11/15/23	2,443,569
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,394,956
537,351	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 0.85%(US0001M+75bps), 10/15/35(a)	538,630
4,250,000	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 0.83%(US0001M+73bps), 1/15/53(a)	4,232,846
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	497,858
100,422	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 4/15/28 @ 100(a)	101,443
1,870,000	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	1,861,574
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 0.93%(US0001M+83bps), 9/15/37(a)	409,693
2,751,337	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	2,759,449
30,972	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 9/25/24 @ 100(a)	31,464
942,163	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 1/15/27 @ 100(a)	965,820
636,626	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 7/25/22 @ 100(a)	643,666
3,021,403	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 10/25/25 @ 100(a)	3,087,391
1,034,905	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 9/15/28 @ 100(a)	1,049,501
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 11/15/27 @ 100(a)	1,756,904
3,348,048	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 5/15/23 @ 100(a)	3,359,821

Total Asset Backed Securities (Cost $70,375,602)		71,270,858

Collateralized Mortgage Obligations (4.0%):
2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 1.24%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,000,718
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 1.22%(US0001M+115bps), 4/15/38(a)	2,811,321

See accompanying notes to the financial statements.

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 1.27%(US0003M+109bps), 1/28/31, Callable 7/28/21 @ 100(a)	$999,732
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 2/15/30 @ 100(a)	1,844,917
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 0.79%(US0001M+72bps), 3/15/37(a)	3,826,246
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 1.26%(US0003M+107bps), 7/18/30, Callable 7/18/21 @ 100(a)	1,249,996
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 1.35%(US0003M+117bps), 1/25/35, Callable 1/25/23 @ 100(a)	2,290,714
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,348,388
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	710,024
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.47%(US0001M+140bps), 11/15/35(a)	1,331,427
1,120,000	BX, Class A, Series 2021-MFM1, 0.77%(US0001M+70bps), 1/15/34(a)	1,120,504
4,003,263	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.87%(US0001M+80bps), 12/15/29(a)	4,008,788
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44(a)	3,521,285
2,178,069	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 0.99%(US0001M+92bps), 10/15/36(a)	2,180,922
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	590,314
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 8/15/29 @ 100	642,675
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	651,493
3,225,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.24%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	3,227,909
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	796,510
505,757	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 0.99%(US0001M+90bps), 7/25/49, Callable 11/25/22 @ 100(a)	506,987
1,526,188	CIM Trust, Class A11, Series 2019-INV3, 1.04%(US0001M+100bps), 8/25/49, Callable 9/25/24 @ 100(a)	1,528,718
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,520,978
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 7/10/25 @ 100	729,658
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,326,946

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	$3,364,911
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,074,296
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.00%(US0001M+93bps), 11/15/36(a)	3,873,676
2,306,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	2,380,276
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 3/15/28 @ 100(b)	237,342
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 1.23%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,095,752
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 1.34%(US0003M+115bps), 4/20/34(a)	4,754,275
5,410,000	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+108bps), 7/15/38(a)	5,425,206
1,038,457	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.04%(US0001M+95bps), 10/25/49, Callable 5/25/24 @ 100(a)	1,040,651
1,312,316	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,390,110
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 1.29%(US0001M+122bps), 4/16/28, Callable 4/16/23 @ 100	1,230,382
2,315,000	GS Mortgage Securities Trust, Class B, Series 2019-SOHO, 1.22%(US0001M+115bps), 6/15/36(c)	2,314,630
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,605,657
585,836	JP Morgan Chase Commercial Mortgage Securities Corp., Class A, Series 2021-MHC, 0.87%(US0001M+80bps), 4/15/38(a)	586,571
1,168,162	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 0.99%(US0001M+90bps), 2/25/50, Callable 3/25/24 @ 100(a)	1,170,521
388,847	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 0.99%(US0001M+90bps), 2/25/50, Callable 12/25/22 @ 100(a)	389,504
901,706	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.09%(US0001M+100bps), 5/25/50, Callable 7/25/24 @ 100(a)	903,675
765,043	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.09%(US0001M+100bps), 6/25/50, Callable 5/25/23 @ 100(a)	767,486
945,490	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 0.94%(US0001M+85bps), 2/25/50, Callable 1/25/23 @ 100(a)	946,787
1,120,000	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 1/25/23 @ 100(a)(b)	1,128,834

See accompanying notes to the financial statements.

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	$774,508
2,661,241	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45, Callable 6/15/22 @ 100(a)	2,687,348
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 0.87%(US0001M+80bps), 5/15/36(a)	2,906,672
1,530,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.77%(US0001M+70bps), 3/15/38(a)	1,532,142
1,279,462	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 5/15/25 @ 100	1,373,694
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	1,662,815
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,566,798
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 1.28%(US0003M+110bps), 1/25/31, Callable 7/25/21 @ 100(a)	1,189,254
3,247,075	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	3,508,854
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 1.02%(US0001M+95bps), 1/15/26(a)	1,519,528
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 1.27%(US0003M+109bps), 1/15/30, Callable 7/15/21 @ 100(a)	1,248,562
965,322	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 7/25/31 @ 100	1,013,221
2,166,561	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 5/25/53 @ 100	2,300,937
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 6/10/26 @ 100	131,311
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 1.46%(US0003M+127bps), 4/20/33, Callable 4/20/22 @ 100(a)	1,003,189
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 0.98%(US0001M+75bps), 11/11/34(a)	389,014
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 1.23%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	998,804
9,966,488	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.11%, 12/15/59, Callable 8/15/26 @ 100(b)	341,153
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 4/15/25 @ 100	842,913
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,117,292

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	$1,320,700
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,080,699

Total Collateralized Mortgage Obligations (Cost $108,540,286)		109,957,120

Corporate Bonds (24.0%):
Aerospace & Defense (1.1%):
2,642,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	2,876,942
647,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	712,738
2,398,000	Boeing Co. (The), 4.88%, 5/1/25, Callable 4/1/25 @ 100	2,687,501
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,179,730
763,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	867,696
1,476,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,714,280
378,000	Huntington Ingalls Industries, Inc., 3.84%, 5/1/25, Callable 4/1/25 @ 100	412,558
1,263,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,376,670
1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,475,153
1,383,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,606,949
391,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	562,351
1,051,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	1,228,426
3,089,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	3,292,766
214,000	Northrop Grumman Corp., 4.75%, 6/1/43	274,061
1,503,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,781,785
115,000	Raytheon Technologies Corp., 7.20%, 8/15/27	150,857
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	150,576
1,879,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,162,671
559,000	Raytheon Technologies Corp., 2.15%, 5/18/30, Callable 2/18/30 @ 100	740,343
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	464,761
936,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	1,145,923
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	292,333
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,219,015
485,000	United Technologies Corp., 7.50%, 9/15/29	676,999
1,162,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	1,379,980

		30,433,064

Air Freight & Logistics (0.4%):
620,000	FedEx Corp., 0.45%, 5/4/29, Callable 2/4/29 @ 100	731,541

See accompanying notes to the financial statements.

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$3,157,000	FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	$3,676,301
1,727,000	FedEx Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	1,754,825
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	835,483
1,485,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,667,857
985,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	1,193,180

		9,859,187

Airlines (0.3%):
897,353	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 3/22/25	865,096
347,780	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 7/15/25	342,564
80,104	American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 8/15/26	78,902
505,981	American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 3/22/29	520,186
213,277	American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	216,094
424,604	American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 4/15/30	425,972
174,685	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 8/15/30	180,450
695,207	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	713,350
505,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	533,945
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	125,269
9,120	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23	9,257
49,479	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 3/3/24	50,345
7,002	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	6,931
287,045	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	295,557
1,237,145	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	1,377,201
11,374	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	11,948
413,853	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	409,651
47,288	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	49,842
183,371	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	187,790
220,865	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	230,989
353,884	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	387,895
485,358	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	485,532

		7,504,766

Principal Amount		Value
Corporate Bonds, continued
Auto Components (0.0%†):
$520,000	BorgWarner, Inc., 1.00%, 5/19/31, Callable 2/19/31 @ 100	$620,313

Automobiles (0.2%):
687,000	Daimler Finance North America LLC, 3.40%, 2/22/22(a)	700,759
1,577,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,632,171
1,263,000	Daimler Finance North America LLC, 3.30%, 5/19/25(a)	1,361,106
150,000	Daimler Finance North America LLC, 3.50%, 8/3/25(a)	163,331
672,000	Daimler Finance North America LLC, 1.45%, 3/2/26(a)	675,440
1,025,000	Nissan Motor Acceptance Corp., 2.75%, 3/9/28, Callable 1/9/28 @ 100(a)	1,036,306
520,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	522,548

		6,091,661

Banks (4.1%):
3,067,000	Bank of America Corp., 3.55% (US0003M+78 bps), 3/5/24, Callable 3/5/23 @ 100	3,236,375
880,000	Bank of America Corp., 4.20%, 8/26/24, MTN	962,746
1,283,000	Bank of America Corp., 4.00%, 1/22/25, MTN	1,405,053
3,355,000	Bank of America Corp., 0.98% (SOFR+69 bps), 4/22/25, Callable 4/22/24 @ 100	3,366,464
499,000	Bank of America Corp., 2.46% (US0003M+87 bps), 10/22/25, Callable 10/22/24 @ 100, MTN	520,690
1,223,000	Bank of America Corp., 3.37% (US0003M+81 bps), 1/23/26, Callable 1/23/25 @ 100	1,318,119
748,000	Bank of America Corp., Series G, 4.45%, 3/3/26	847,755
6,244,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	6,243,413
4,707,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	4,670,662
329,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	331,809
5,808,000	Bank of America Corp., 3.56% (US0003M+106 bps), 4/23/27, Callable 4/23/26 @ 100, MTN	6,364,273
2,927,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	2,940,745
2,144,000	Bank of America Corp., 3.82% (US0003M+158 bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,376,463
1,535,000	Bank of America Corp., 4.27% (US0003M+131 bps), 7/23/29, Callable 7/23/28 @ 100	1,763,770
735,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	833,860
1,315,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,417,236
5,458,000	Bank of America Corp., 2.88% (US0003M+119 bps), 10/22/30, Callable 10/22/29 @ 100, MTN	5,739,142
472,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	481,535
580,000	Bank of America Corp., 0.65% (EUR003M+94 bps), 10/26/31, Callable 10/26/30 @ 100, MTN(a)	680,301
975,000	Bank of America Corp., 4.08% (US0003M+132 bps), 4/23/40, Callable 4/23/39 @ 100, MTN	1,143,989

See accompanying notes to the financial statements.

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$757,000	Bank of America Corp., 5.88%, 2/7/42	$1,086,527
1,334,000	Bank of America Corp., 3.31% (SOFR+158 bps), 4/22/42, Callable 4/22/41 @ 100	1,417,024
905,000	Bank of America Corp., 5.87% (US0003M+293 bps), 12/31/99, Callable 3/15/28 @ 100	1,033,963
1,228,000	Citigroup, Inc., 4.40%, 6/10/25	1,369,428
4,353,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	4,928,310
4,621,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	4,892,544
2,475,000	Citigroup, Inc., 2.67% (SOFR+115 bps), 1/29/31, Callable 1/29/30 @ 100	2,550,938
2,256,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	2,318,058
480,000	Citigroup, Inc., 4.00% (H15T5Y+4 bps), 12/31/99, Callable 12/10/25 @ 100	496,320
6,148,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	6,618,291
309,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	341,832
557,000	JPMorgan Chase & Co., 2.30% (SOFR+116 bps), 10/15/25, Callable 10/15/24 @ 100	580,354
1,385,000	JPMorgan Chase & Co., 2.01% (SOFR+159 bps), 3/13/26, Callable 3/13/25 @ 100	1,429,905
406,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	441,748
2,303,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	2,478,417
2,230,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	2,480,320
1,361,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	1,364,253
7,082,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	7,877,372
708,000	JPMorgan Chase & Co., 3.54% (US0003M+138 bps), 5/1/28, Callable 5/1/27 @ 100	779,553
1,750,000	JPMorgan Chase & Co., 4.00% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	1,974,648
1,318,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	1,473,272
977,000	JPMorgan Chase & Co., 2.74% (SOFR+151 bps), 10/15/30, Callable 10/15/29 @ 100	1,020,724
202,000	JPMorgan Chase & Co., 6.40%, 5/15/38	296,803
1,346,000	JPMorgan Chase & Co., 3.11% (SOFR+246 bps), 4/22/41, Callable 4/22/40 @ 100	1,389,509
1,468,000	JPMorgan Chase & Co., 4.26% (US0003M+158 bps), 2/22/48, Callable 2/22/47 @ 100	1,785,725
400,000	JPMorgan Chase & Co., 4.03% (US0003M+146 bps), 7/24/48, Callable 7/24/47 @ 100	472,769
224,000	JPMorgan Chase & Co., 3.96% (US0003M+138 bps), 11/15/48, Callable 11/15/47 @ 100	263,107
564,000	JPMorgan Chase & Co., 3.90% (US0003M+122 bps), 1/23/49, Callable 1/23/48 @ 100	655,503
356,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	366,233
10,000	Truist Bank, 3.50% (US0003M+59 bps), 8/2/22, Callable 8/2/21 @ 100	10,027

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	$1,072,595
290,000	Wells Fargo & Co., 1.34% (EUR003M+167 bps), 5/4/25, Callable 5/4/24 @ 100, MTN(a)	356,379
1,830,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	1,914,605
2,524,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	2,775,966
2,383,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	2,525,024
2,129,000	Wells Fargo & Co., 3.07% (SOFR+253 bps), 4/30/41, Callable 4/30/40 @ 100	2,182,133

		111,664,579

Beverages (0.4%):
7,123,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	8,742,649
298,000	Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	334,726
1,199,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42	1,516,749
490,000	Coca-Cola Co. (The), 1.00%, 3/9/41	566,430
489,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100	529,013

		11,689,567

Biotechnology (0.4%):
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	196,870
140,000	AbbVie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100	171,708
1,993,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,409,246
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	2,156,707
864,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	1,063,466
499,000	Amgen, Inc., 3.15%, 2/21/40, Callable 8/21/39 @ 100	519,384
672,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	812,562
970,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	954,527
890,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,129,516
494,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	626,879

		10,040,865

Building Products (0.1%):
2,043,000	Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100	2,126,242

Capital Markets (2.4%):
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,398,829
434,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	430,682

See accompanying notes to the financial statements.

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$509,000	Bank of New York Mellon Corp. (The), 3.44% (US0003M+107 bps), 2/7/28, Callable 2/7/27 @ 100, MTN	$560,298
370,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	407,925
1,150,000	Bank of New York Mellon Corp. (The), 3.70% (H15T5Y+335 bps), 12/31/99, Callable 3/20/26 @ 100	1,203,187
1,435,000	Charles Schwab Corp. (The), Series E, 4.62% (US0003M+332 bps), 12/29/49, Callable 3/1/22 @ 100	1,456,525
1,265,000	Charles Schwab Corp. (The), 4.00% (H15T5Y+317 bps), 12/31/99, Callable 6/1/26 @ 100	1,318,762
5,126,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	5,164,712
1,460,000	Goldman Sachs Group, Inc. (The), 0.01% (EUR003M+55 bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	1,734,500
394,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100	424,668
7,355,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	7,975,637
1,633,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	1,781,959
4,438,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	4,911,228
624,000	Goldman Sachs Group, Inc. (The), 1.33% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	639,928
547,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	601,513
2,302,000	Goldman Sachs Group, Inc. (The), 4.41% (US0003M+143 bps), 4/23/39, Callable 4/23/38 @ 100	2,799,969
531,000	Goldman Sachs Group, Inc. (The), 3.21% (SOFR+151 bps), 4/22/42, Callable 4/22/41 @ 100	555,775
1,657,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,645,408
1,648,000	Morgan Stanley, 0.99% (SOFRRATE+72 bps), 12/10/26, Callable 12/10/25 @ 100	1,623,773
3,871,000	Morgan Stanley, 3.63%, 1/20/27	4,294,607
7,147,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	7,173,058
3,464,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	3,830,453
6,959,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	7,299,984
1,222,000	Morgan Stanley, 1.79% (SOFRRATE+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	1,175,647
358,000	Morgan Stanley, 3.97% (US0003M+146 bps), 7/22/38, Callable 7/22/37 @ 100	420,680
586,000	Morgan Stanley, 6.38%, 7/24/42	897,462
196,000	State Street Corp., 2.90% (SOFR+3 bps), 3/30/26, Callable 3/30/25 @ 100	209,381

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$661,000	State Street Corp., Series F, 3.72% (US0003M+360 bps), Callable 9/15/21 @ 100	$661,826
1,415,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	1,510,512

		65,108,888

Chemicals (0.2%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	571,043
503,000	Dow Chemical Co. (The), 1.13%, 3/15/32, Callable 12/15/31 @ 100	609,349
311,000	Dow Chemical Co. (The), 5.55%, 11/30/48, Callable 5/30/48 @ 100	436,283
180,000	Dow Chemical Co. (The), 3.60%, 11/15/50, Callable 5/15/50 @ 100	194,171
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,542,674
398,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	456,462
440,000	Sherwin-Williams Co. (The), 4.20%, 1/15/22, Callable 10/15/21 @ 100	445,811

		6,255,793

Commercial Services & Supplies (0.0%†):
231,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	262,534
824,000	Waste Management, Inc., 2.00%, 6/1/29, Callable 4/1/29 @ 100	831,950
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	110,363

		1,204,847

Communications Equipment (0.2%):
1,662,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,932,452
493,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	485,607
1,513,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,537,831
187,000	Motorola Solutions, Inc., 5.50%, 9/1/44	242,498

		4,198,388

Consumer Finance (0.7%):
740,000	American Honda Finance Corp., 1.38%, 11/10/22	898,011
110,000	American Honda Finance Corp., 0.55%, 3/17/23	132,180
1,000,000	Capital One Financial Corp., 1.65%, 6/12/29	1,253,803
473,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	477,142
1,620,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	1,640,253
3,738,000	General Motors Financial Co., Inc., 5.20%, 3/20/23	4,022,282
1,394,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	1,519,535
3,082,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	3,402,670
1,268,000	General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	1,422,964

See accompanying notes to the financial statements.

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	$1,448,289
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,119,089
1,274,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	1,368,910

		19,705,128

Containers & Packaging (0.1%):
1,854,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,888,938
470,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	599,755

		2,488,693

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	184,460
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	527,099

		711,559

Diversified Financial Services (0.2%):
775,000	BMW US Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100(a)	904,032
741,000	BMW US Capital LLC, 2.55%, 4/1/31, Callable 1/1/31 @ 100(a)	774,619
254,000	BP Capital Markets America, Inc., 3.38%, 2/8/61, Callable 8/8/60 @ 100	255,395
3,539,000	Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	3,547,154
32,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100(a)	31,936
798,000	Glencore Funding LLC, 2.85%, 4/27/31, Callable 1/27/31 @ 100^(a)	812,095

		6,325,231

Diversified Telecommunication Services (1.4%):
2,000,000	AT&T, Inc., 0.59%, 11/27/22(a)(d)	1,983,284
1,251,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,449,445
2,009,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,315,662
198,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	231,865
190,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	273,519
490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	665,005
492,000	AT&T, Inc., 5.15%, 3/15/42	616,208
694,000	AT&T, Inc., 4.90%, 6/15/42	850,797
257,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	293,480
910,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	1,104,487
813,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	954,154
999,000	AT&T, Inc., 3.30%, 2/1/52, Callable 8/1/51 @ 100	973,493
786,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	816,430
1,778,000	AT&T, Inc., 3.50%, 2/1/61, Callable 8/1/60 @ 100	1,745,678
326,000	Verizon Communications, Inc., 4.13%, 3/16/27	370,110
276,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	296,653

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$3,888,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	$3,961,938
1,137,000	Verizon Communications, Inc., 4.33%, 9/21/28	1,317,171
679,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	776,744
5,031,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	5,423,126
995,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	946,493
1,517,000	Verizon Communications, Inc., 1.75%, 1/20/31, Callable 10/20/30 @ 100	1,451,886
875,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	892,841
1,049,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	1,246,857
2,534,000	Verizon Communications, Inc., 4.27%, 1/15/36	3,025,680
253,000	Verizon Communications, Inc., 4.86%, 8/21/46	327,553
390,000	Verizon Communications, Inc., 2.88%, 11/20/50, Callable 5/20/50 @ 100	371,934
1,005,000	Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100	1,070,751
1,304,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	1,226,592

		36,979,836

Electric Utilities (1.9%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	439,652
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	544,280
1,185,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	1,226,176
565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	587,085
912,000	AEP Transmission Co. LLC, 3.65%, 4/1/50, Callable 10/1/49 @ 100	1,028,126
1,010,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	1,093,076
242,000	Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	248,109
198,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	216,970
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	1,032,878
335,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	349,319
310,000	Baltimore Gas and Electric Co., 2.25%, 6/15/31, Callable 3/15/31 @ 100	312,642
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	783,558
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	144,031
869,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	1,045,078
265,000	DTE Electric Co., 3.25%, 4/1/51, Callable 10/1/50 @ 100	286,896

See accompanying notes to the financial statements.

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	$132,232
976,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	1,124,817
219,000	Duke Energy Carolinas LLC, 3.70%, 12/1/47, Callable 6/1/47 @ 100	246,302
287,000	Duke Energy Carolinas LLC, 3.20%, 8/15/49, Callable 2/15/49 @ 100	299,700
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,848,896
955,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	934,412
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	428,448
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	618,221
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	105,207
606,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	726,017
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	290,764
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	555,307
757,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	897,719
2,153,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	2,189,713
258,000	Edison International, 4.95%, 4/15/25, Callable 3/15/25 @ 100	285,761
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	276,382
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	721,718
326,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	382,013
265,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	260,487
4,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	4,911
382,000	Exelon Corp., 5.63%, 6/15/35	502,333
898,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	1,134,970
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	194,667
517,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	513,647
203,000	FirstEnergy Corp., 7.38%, 11/15/31	277,451
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	612,607
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	551,753
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	376,099
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	1,143,450
14,000	Florida Power & Light Co., 4.05%, 10/1/44, Callable 4/1/44 @ 100	17,041

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	$956,604
167,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	203,021
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	547,780
1,399,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,506,440
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	717,134
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,853,489
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	424,094
140,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28, Callable 2/15/28 @ 100(a)	157,494
327,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	370,053
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	720,674
507,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	487,864
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	186,533
451,000	Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30 @ 100	432,854
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	427,761
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100^	1,590,164
10,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	12,558
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	314,447
410,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	497,330
356,000	PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	370,886
313,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	326,972
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	601,302
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	293,911
3,823,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	4,161,794
1,215,000	Southern California Edison Co., Series 20C, 1.20%, 2/1/26, Callable 1/1/26 @ 100	1,201,315
423,000	Southern California Edison Co., Series A, 4.20%, 3/1/29, Callable 12/1/28 @ 100	475,864
869,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	908,315
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	248,854
335,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	410,451

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	$3,779
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	513,692
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	527,662
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	571,034
749,000	Virginia Electric & Power Co., 3.30%, 12/1/49, Callable 6/1/49 @ 100	804,236
1,490,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	1,614,788

		52,432,070

Electronic Equipment, Instruments & Components (0.0%†):
198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	234,729

Entertainment (0.3%):
1,457,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,603,020
889,000	Activision Blizzard, Inc., 2.50%, 9/15/50, Callable 3/15/50 @ 100	797,616
2,373,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	2,288,519
517,000	ViacomCBS, Inc., 6.88%, 4/30/36	742,835
597,000	ViacomCBS, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100	819,405
1,093,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	1,104,058

		7,355,453

Equity Real Estate Investment Trusts (0.5%):
1,429,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	1,389,788
290,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	325,394
1,434,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,598,699
907,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	889,763
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	472,879
2,244,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	2,366,886
1,023,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	1,093,299
529,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	686,958
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	1,093,624
484,000	Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28 @ 100	475,577
929,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	933,263
697,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	749,592
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	571,398

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$801,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	$839,487
775,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	904,842
611,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	660,644

		15,052,093

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	506,066

Gas Utilities (0.1%):
513,000	Atmos Energy Corp., 3.38%, 9/15/49, Callable 3/15/49 @ 100	554,032
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	507,540
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	505,842

		1,567,414

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	639,063
150,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	155,234
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	620,268
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	629,723

		2,044,288

Health Care Providers & Services (0.9%):
232,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	277,154
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	274,735
201,000	Anthem, Inc., 5.10%, 1/15/44	263,692
611,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100	744,257
211,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	264,459
3,293,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	3,705,412
1,520,000	Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	1,658,230
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	362,717
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	559,349
5,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	5,373
1,845,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,989,220
1,470,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,627,477
724,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	832,360
230,000	CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	249,531

See accompanying notes to the financial statements.

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,512,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	$1,968,387
4,104,000	HCA, Inc., 5.25%, 4/15/25	4,699,080
1,847,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,137,903
276,000	MidMichigan Health, 3.41%, 6/1/50, Callable 12/1/49 @ 100	296,606
937,000	The New York and Presbyterian Hospital, Series 2019, 3.95%, 8/1/19, Callable 2/1/19 @ 100	1,126,540
567,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	744,700
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,168,801
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	607,125
206,000	UnitedHealth Group, Inc., 4.25%, 6/15/48, Callable 12/15/47 @ 100	255,990

		25,819,098

Hotels, Restaurants & Leisure (0.2%):
610,000	Booking Holdings, Inc., 0.10%, 3/8/25, Callable 2/8/25 @ 100	725,202
170,000	Marriott International, Inc., 4.63%, 6/15/30, Callable 3/15/30 @ 100	195,936
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,462,764
1,656,000	McDonald’s Corp., 2.13%, 3/1/30, Callable 12/1/29 @ 100	1,675,683
921,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	1,187,927
893,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	904,695

		6,152,207

Independent Power and Renewable Electricity Producers (0.1%):
1,398,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	1,541,295

Industrial Conglomerates (0.2%):
785,000	3M Co., Series E, 0.95%, 5/15/23	953,416
1,182,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	1,638,718
962,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	1,046,409
1,653,000	Georgia-Pacific LLC, 0.95%, 5/15/26, Callable 4/15/26 @ 100(a)	1,627,828
906,000	Roper Technologies, Inc., 1.00%, 9/15/25, Callable 8/15/25 @ 100	899,770

		6,166,141

Insurance (0.4%):
1,043,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	1,266,803
555,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	693,717
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	667,607
2,672,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	2,801,533

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$195,000	Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	$267,315
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	122,157
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	600,903
803,000	Marsh & McLennan Cos., Inc., 1.98%, 3/21/30, Callable 12/21/29 @ 100	1,058,509
708,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	716,909
640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	761,497
290,000	Metropolitan Life Global Funding I, -0.35%, 9/23/22(a)	345,335
404,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	519,800
198,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(a)	236,589

		10,058,674

Internet & Direct Marketing Retail (0.1%):
1,135,000	eBay, Inc., 1.40%, 5/10/26, Callable 4/10/26 @ 100	1,138,391
1,057,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	1,202,053
774,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100	808,870

		3,149,314

IT Services (0.8%):
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	867,075
285,000	Fiserv, Inc., 2.25%, 6/1/27, Callable 4/1/27 @ 100	295,611
4,122,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	4,533,969
2,345,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,503,424
315,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	327,451
935,000	IBM Corp., 2.85%, 5/15/40, Callable 11/15/39 @ 100	946,017
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	2,149,575
2,542,000	International Business Machines Corp., 3.30%, 5/15/26	2,795,196
211,000	International Business Machines Corp., 4.15%, 5/15/39	250,033
3,602,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100	4,088,270
599,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	654,493
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	2,079,571
934,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	1,145,956

		22,636,641

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Leisure Products (0.0%†):
$318,000	Hasbro, Inc., 2.60%, 11/19/22	$327,185

Life Sciences Tools & Services (0.1%):
866,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	864,704
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	1,259,150

		2,123,854

Machinery (0.0%†):
663,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	726,033

Media (0.7%):
493,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	542,926
1,368,000	Comcast Corp., 4.15%, 10/15/28, Callable 7/15/28 @ 100	1,584,932
5,267,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	5,534,269
993,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	1,096,764
694,000	Comcast Corp., 4.60%, 10/15/38, Callable 4/15/38 @ 100	860,125
406,000	Comcast Corp., 4.50%, 1/15/43	502,283
937,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,002,244
2,688,000	Comcast Corp., 4.70%, 10/15/48, Callable 4/15/48 @ 100	3,485,707
223,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	262,627
440,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	463,534
724,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	772,189
80,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	86,974
1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100	1,462,039
101,000	NBCUniversal Media LLC, 5.95%, 4/1/41	145,515
493,000	NBCUniversal Media LLC, 4.45%, 1/15/43	605,759

		18,407,887

Metals & Mining (0.0%†):
176,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	222,699

Multi-Utilities (0.2%):
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	6,065
762,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	820,404
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	209,119
968,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	1,061,162
1,542,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,477,396
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	346,985

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	$519,544
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	621,113
1,137,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	1,194,955
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	202,869

		6,459,612

Oil, Gas & Consumable Fuels (1.4%):
1,335,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,430,869
575,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	605,711
771,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	882,795
805,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25, Callable 10/2/24 @ 100	923,496
811,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	944,515
195,000	Chevron USA, Inc., 6.00%, 3/1/41, Callable 9/1/40 @ 100	285,359
207,000	Chevron USA, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	277,819
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,115,252
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,246,210
587,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	688,991
230,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	266,225
577,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	680,860
857,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	929,845
1,227,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	1,357,369
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,270,510
532,000	Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	758,295
157,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	230,970
1,372,000	Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,462,895
1,696,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	1,744,080
879,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,006,455
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	912,120
228,000	Northern Natural Gas Co., 3.40%, 10/16/51, Callable 4/16/51 @ 100(a)	233,363
1,718,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,919,221

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,268,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	$1,448,690
1,255,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,449,525
1,601,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	1,805,127
1,480,000	Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27, Callable 7/1/27 @ 100	1,629,850
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	224,396
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,492,940
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,243,424
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,314,541
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,483,566
553,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	621,034
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	328,167

		37,214,485

Pharmaceuticals (0.0%†):
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	657,200

Professional Services (0.2%):
3,657,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,835,436
1,488,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	1,588,468

		5,423,904

Real Estate Management & Development (0.2%):
3,340,000	CC Holdings GS V LLC, 3.85%, 4/15/23	3,539,371
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	940,756

		4,480,127

Road & Rail (0.6%):
1,353,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,663,561
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,631,208
489,000	CSX Corp., 4.25%, 3/15/29, Callable 12/15/28 @ 100	568,982
534,000	CSX Corp., 4.10%, 3/15/44, Callable 9/15/43 @ 100	626,150
461,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	496,181
910,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	954,049
496,000	Norfolk Southern Corp., 2.30%, 5/15/31, Callable 2/15/31 @ 100	502,706
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	257,061
351,000	Norfolk Southern Corp., 3.05%, 5/15/50, Callable 11/15/49 @ 100	350,347

Principal Amount		Value
Corporate Bonds, continued
Road & Rail, continued
$478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	$522,255
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,477,481
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	446,320
633,000	Ryder System, Inc., 4.63%, 6/1/25, Callable 5/1/25 @ 100, MTN	713,633
1,566,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	1,693,800
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	373,903
1,707,000	Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36 @ 100(a)	1,770,729
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	2,486
880,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	928,691
606,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	683,756
383,397	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	411,451

		16,074,750

Semiconductors & Semiconductor Equipment (0.6%):
287,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	364,941
1,271,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	1,403,818
2,663,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100	3,097,317
296,000	Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	349,667
2,032,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	2,279,390
319,000	Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	363,380
1,145,000	Broadcom, Inc., 3.47%, 4/15/34, Callable 1/15/34 @ 100(a)	1,208,961
486,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	542,348
943,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	1,000,460
2,110,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	2,434,706
155,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	173,589
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	408,717
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	633,762
507,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	558,301
1,622,000	NVIDIA Corp., 1.55%, 6/15/28, Callable 4/15/28 @ 100	1,617,275
479,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	542,061

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$636,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	$798,849

		17,777,542

Software (0.9%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,517,984
1,869,000	Citrix Systems, Inc., 3.30%, 3/1/30, Callable 12/1/29 @ 100	1,965,719
3,721,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	3,949,935
874,000	Oracle Corp., 3.25%, 11/15/27, Callable 8/15/27 @ 100	948,984
3,692,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	3,788,243
2,859,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	3,313,953
286,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	318,784
724,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	800,346
2,690,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	2,956,555
1,071,000	Oracle Corp., 6.13%, 7/8/39	1,485,119
1,628,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,715,990
1,714,000	Oracle Corp., 5.38%, 7/15/40	2,223,807
491,000	Oracle Corp., 3.65%, 3/25/41, Callable 9/25/40 @ 100	519,148
119,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	119,639

		25,624,206

Specialty Retail (0.2%):
296,000	Home Depot, Inc. (The), 4.20%, 4/1/43, Callable 10/1/42 @ 100	362,061
1,928,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	2,132,599
1,074,000	Lowe’s Cos., Inc., 1.30%, 4/15/28, Callable 2/15/28 @ 100	1,045,892
756,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	847,080

		4,387,632

Technology Hardware, Storage & Peripherals (0.1%):
489,000	Apple, Inc., 2.80%, 2/8/61, Callable 8/8/60 @ 100	478,681
445,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	726,122
1,385,000	Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	1,538,595

		2,743,398

Tobacco (0.5%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	531,182
341,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	395,685
1,320,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100	1,799,438

Principal Amount		Value
Corporate Bonds, continued
Tobacco, continued
$3,105,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	$3,824,416
368,000	Altria Group, Inc., 4.25%, 8/9/42	384,915
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	109,076
1,496,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	1,587,789
174,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100	199,669
211,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	221,924
833,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	897,244
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	804,471
1,411,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,562,606
1,180,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,446,189

		13,764,604

Trading Companies & Distributors (0.0%†):
3,000	Air Lease Corp., 1.88%, 8/15/26, Callable 7/15/26 @ 100	3,004

Wireless Telecommunication Services (0.5%):
1,291,875	Sprint Spectrum Co. LLC, 3.36%, 9/20/21(a)	1,299,368
10,320,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	11,399,926

		12,699,294

Total Corporate Bonds (Cost $642,320,914)		656,841,506

Foreign Bonds (3.8%):
Aerospace & Defense (0.2%):
1,100,000	Airbus SE, 2.00%, 4/7/28, Callable 1/7/28 @ 100+(a)	1,441,926
1,000,000	Thales SA, -0.35%, 5/31/22, Callable 4/30/22 @ 100, MTN+(a)	1,189,401
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100, MTN+(a)	1,446,744
100,000	Thales SA, 0.75%, 1/23/25, Callable 10/23/24 @ 100, MTN+(a)	121,666

		4,199,737

Auto Components (0.0%†):
630,000	Conti-Gummi Finance BV, 1.13%, 9/25/24, Callable 6/25/24 @ 100+(a)	771,476

Automobiles (0.2%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21, MTN+(a)	1,180,434
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23, MTN+(a)	370,596
870,000	Stellantis NV, 1.25%, 6/20/33, Callable 3/20/33 @ 100, MTN+(a)	1,012,560
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	844,323
300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	495,579

		3,903,492

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Banks (0.4%):
$900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	$1,095,739
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21, MTN+(a)	1,305,459
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23, MTN+(a)	726,310
2,000,000	BNP Paribas SA, 0.25%(EUR003M+70bps), 4/13/27, Callable 4/13/26 @ 100, MTN+(a)	2,353,666
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100, MTN+(a)	931,801
500,000	BPCE SA, 0.25%, 1/15/26+(a)	598,145
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	373,021
300,000	Erste Group Bank AG, 1.63%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	368,131
540,000	FCA Bank SpA, 0.50%, 9/18/23, Callable 6/18/23 @ 100+(a)	646,905
400,000	KBC Group NV, Series E, 1.13%, 1/25/24, MTN+(a)	489,888
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24, MTN+(a)	530,713
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	524,754
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,202,324

		11,146,856

Beverages (0.1%):
180,000	Asahi Group Holdings, Ltd., 0.01%, 4/19/24, Callable 3/19/24 @ 100+(a)	213,925
360,000	Asahi Group Holdings, Ltd., 0.16%, 10/23/24, Callable 9/23/24 @ 100+(a)	429,452
600,000	Pernod Ricard SA, -0.20%, 10/24/23, Callable 9/24/23 @ 100+(a)	714,608

		1,357,985

Capital Markets (0.2%):
900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100, MTN+(a)	1,175,714
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	846,747
670,000	SELP Finance Sarl, 0.88%, 5/27/29, Callable 2/27/29 @ 100+(a)	795,151
1,170,000	UBS Group AG, 0.25%(EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100, MTN+(a)	1,392,362
240,000	UBS Group AG, 0.25%(EUSA1+0.77bps), 11/5/28, Callable 11/5/27 @ 100, MTN+(a)	281,353

		4,491,327

Chemicals (0.1%):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	952,393
100,000	Arkema SA, 0.13%, 10/14/26, Callable 7/14/26 @ 100, MTN+(a)	119,330
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	477,331

		1,549,054

Principal Amount		Value
Foreign Bonds, continued
Consumer Finance (0.0%†):
$570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+(a)	$678,364

Diversified Consumer Services (0.0%†):
320,000	Motability Operations Group plc, 0.13%, 7/20/28, MTN+(a)	376,287

Diversified Financial Services (1.1%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	795,443
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100, MTN+(a)	627,195
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), Callable 3/22/26 @ 100+(a)	1,044,149
330,000	Enel Finance International NV, -0.19%, 6/17/24, Callable 5/17/24 @ 100, MTN+(a)	393,500
7,965,000	European Investment Bank, 0.00%, 9/9/30+(a)	9,453,651
600,000	Holcim Finance Luxembourg SA, 0.13%, 7/19/27, MTN+(a)	703,859
320,000	Holcim Finance Luxembourg SA, 0.50%, 4/23/31, Callable 1/23/31 @ 100+(a)	370,717
8,155,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 1/10/31, MTN+(a)	9,685,640
600,000	PSA Banque France SA, 0.07%, 1/22/25, Callable 10/22/24 @ 100, MTN+(a)	709,507
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	478,890
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23, MTN+(a)	494,498
1,200,000	Volvo Treasury AB, 0.11%(EUR003M+65bps), 9/13/21+(a)	1,423,881
300,000	Volvo Treasury AB, -0.27%, 2/11/23, MTN+(a)	357,226
700,000	Vonovia Finance BV, 0.75%, 1/25/22, MTN+(a)	834,979
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100, MTN+(a)	1,786,555

		29,159,690

Diversified Telecommunication Services (0.1%):
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100, MTN+(a)	241,947
1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22, MTN+(a)	2,115,134

		2,357,081

Electric Utilities (0.1%):
1,200,000	Iberdrola International BV, 1.87%(EUSA5+232.1bps), 12/31/99, Callable 1/28/26 @ 100+(a)	1,465,410
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	560,974

		2,026,384

Electrical Equipment (0.0%†):
400,000	Schneider Electric SE, -0.31%, 6/12/23, Callable 5/12/23 @ 100, MTN+(a)	477,126
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100, MTN+(a)	480,802

		957,928

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Electronic Equipment, Instruments & Components (0.0%†):
$750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	$916,646

Equity Real Estate Investment Trusts (0.1%):
200,000	Icade Sante SAS, 1.38%, 9/17/30, Callable 6/17/30 @ 100+(a)	248,660
1,500,000	Merlin Properties Socimi SA, 1.88%, 12/4/34, Callable 9/4/34 @ 100+(a)	1,757,496

		2,006,156

Food & Staples Retailing (0.0%†):
240,000	Tesco Corporate Treasury Services plc, 0.38%, 7/27/29, Callable 4/27/29 @ 100, MTN+(a)	277,517

Health Care Equipment & Supplies (0.1%):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	869,684
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	385,696

		1,255,380

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	460,347

Industrial Conglomerates (0.1%):
2,215,000	Siemens Financieringsmaatschappij NV, -0.41%, 9/5/21, MTN+(a)	2,628,115

IT Services (0.0%†):
700,000	Amadeus IT Group SA, 2.88%, 5/20/27, Callable 2/20/27 @ 100, MTN+(a)	934,279
100,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100, MTN+(a)	126,662

		1,060,941

Machinery (0.0%†):
400,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100, MTN+(a)	493,701

Media (0.1%):
870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100, MTN+(a)	1,098,297
610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	782,322
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	588,947
160,000	WPP Finance SA, 2.38%, 5/19/27, MTN+(a)	212,648

		2,682,214

Multi-Utilities (0.2%):
1,300,000	E.ON SE, -0.28%, 10/24/22, Callable 9/24/22 @ 100, MTN+(a)	1,547,007
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	510,130
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100, MTN+(a)	335,884
200,000	Redexis Gas Finance BV, 1.88%, 5/28/25, Callable 2/28/25 @ 100, MTN+(a)	251,235
100,000	Suez SA, 1.63%(EUAMDB05+215.1bps), Callable 6/1/26 @ 100+(a)	119,153
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,549,011
200,000	Veolia Environnement SA, 1.59%, 1/10/28, Callable 10/10/27 @ 100, MTN+(a)	257,372

Principal Amount		Value
Foreign Bonds, continued
Multi-Utilities, continued
$100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100, MTN+(a)	$119,534

		4,689,326

Oil, Gas & Consumable Fuels (0.1%):
330,000	Aker BP ASA, 1.13%, 5/12/29, Callable 2/12/29 @ 100, MTN+(a)	391,567
720,000	Digital Dutch Finco BV, 1.50%, 3/15/30, Callable 12/15/29 @ 100+(a)	900,211
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	704,186
800,000	Repsol Europe Finance Sarl, 0.88%, 7/6/33, Callable 1/6/33 @ 100, MTN+(a)	944,360
645,000	TotalEnergies SE, 2.63%(EUSA5+214.8bps), Callable 2/26/25 @ 100, MTN+(a)	807,732

		3,748,056

Pharmaceuticals (0.2%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	577,085
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	585,438
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100, MTN+(a)	598,103
200,000	Merck KGaA, 1.63%(EUAMDB05+194.8bps), 6/25/79, Callable 9/18/24 @ 100+(a)	244,531
1,125,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,432,389
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	1,023,297

		4,460,843

Professional Services (0.0%†):
520,000	RELX Finance BV, -0.13%, 3/18/24, Callable 2/18/24 @ 100+(a)	618,673
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	266,178

		884,851

Real Estate Management & Development (0.0%†):
280,000	Kojamo Oyj, 0.88%, 5/28/29, Callable 2/28/29 @ 100, MTN+(a)	332,405
600,000	Vonovia SE, 0.63%, 12/14/29, Callable 9/14/29 @ 100, MTN+(a)	711,655

		1,044,060

Road & Rail (0.0%†):
600,000	Traton Finance Luxembourg SA, 0.00%, 6/14/24, Callable 5/14/24 @ 100, MTN+(a)	711,706

Sovereign Bond (0.4%):
8,410,000	European Union, 0.00%, 10/4/30, MTN+(a)	9,993,487
1,725,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100, MTN+	1,949,008

		11,942,495

Textiles, Apparel & Luxury Goods (0.0%†):
100,000	Kering SA, 0.75%, 5/13/28, Callable 2/13/28 @ 100, MTN+(a)	123,322

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100, MTN+(a)	$822,208

		945,530

Tobacco (0.0%†):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100, MTN+(a)	489,521

Total Foreign Bonds (Cost $100,544,621)		103,673,066

Yankee Debt Obligations (5.2%):
Airlines (0.0%†):
292,120	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	295,234

Auto Components (0.1%):
1,803,000	Magna International, Inc., 2.45%, 6/15/30, Callable 3/15/30 @ 100	1,844,990

Automobiles (0.1%):
1,122,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	1,263,481

Banks (1.6%):
2,800,000	Banco Santander SA, 2.71%, 6/27/24	2,944,124
405,000	Barclays plc, 3.68%, 1/10/23, Callable 1/10/22 @ 100	411,895
1,576,000	Barclays plc, 4.61% (US0003M+140 bps), 2/15/23, Callable 2/15/22 @ 100	1,615,991
2,114,000	Barclays plc, 2.67% (H15T1Y+120 bps), 3/10/32, Callable 3/10/31 @ 100	2,121,632
2,084,000	BNP Paribas SA, 2.82% (US0003M+1 bps), 11/19/25, Callable 11/19/24 @ 100(a)	2,191,430
922,000	BPCE SA, 2.70%, 10/1/29(a)	960,569
772,000	Danske Bank A/S, 5.00%, 1/12/22(a)	789,677
854,000	Danske Bank A/S, 3.88%, 9/12/23(a)	909,078
1,389,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,537,744
3,787,000	Danske Bank A/S, 1.23%, 6/22/24, Callable 6/22/23 @ 100(a)	3,812,191
856,000	Danske Bank A/S, 3.24% (US0003M+159 bps), 12/20/25, Callable 12/20/24 @ 100(a)	911,020
2,053,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	2,094,031
1,123,000	HSBC Holdings plc, 4.58% (US0003M+153 bps), 6/19/29, Callable 6/19/28 @ 100	1,298,614
388,000	HSBC Holdings plc, 3.97% (US0003M+161 bps), 5/22/30, Callable 5/22/29 @ 100	433,884
612,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	625,547
875,000	ING Groep NV, 4.63%, 1/6/26(a)	997,200
1,330,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	1,371,306
1,710,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,965,471
283,000	Lloyds Banking Group plc, 3.57% (US0003M+121 bps), 11/7/28, Callable 11/7/27 @ 100	308,660
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,416,311
2,395,000	Mizuho Financial Group, Inc., 2.84% (US0003M+98 bps), 7/16/25, Callable 7/16/24 @ 100	2,526,071

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$1,015,000	Mizuho Financial Group, Inc., 2.55% (US0003M+110 bps), 9/13/25, Callable 9/13/24 @ 100	$1,062,997
352,000	Mizuho Financial Group, Inc., 2.23% (US0003M+83 bps), 5/25/26, Callable 5/25/25 @ 100	363,871
799,000	Mizuho Financial Group, Inc., 1.23% (H15T1Y+67 bps), 5/22/27, Callable 5/22/26 @ 100	785,467
924,000	Mizuho Financial Group, Inc., 2.20% (US0003M+151 bps), 7/10/31, Callable 7/10/30 @ 100	922,244
2,242,000	Mizuho Financial Group, Inc., 1.98% (US0003M+127 bps), 9/8/31, Callable 9/8/30 @ 100	2,176,464
375,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	409,873
1,850,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	1,853,763
1,174,000	Santander UK Group Holdings plc, 1.53% (H15T1Y+125 bps), 8/21/26, Callable 8/21/25 @ 100	1,177,067
398,000	Societe Generale SA, 1.79% (H15T1Y+100 bps), 6/9/27, Callable 6/9/26 @ 100(a)	397,194
278,000	Societe Generale SA, 2.89% (H15T1Y+130 bps), 6/9/32, Callable 6/9/31 @ 100(a)	281,474
1,172,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	1,256,860

		43,929,720

Beverages (0.1%):
2,250,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	2,331,092

Biotechnology (0.1%):
1,560,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,689,715

Capital Markets (0.4%):
2,175,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(a)	2,237,844
1,145,000	Deutsche Bank AG, 4.25%, 10/14/21	1,157,411
278,000	Deutsche Bank AG, 0.90%, 5/28/24	276,630
1,892,000	Deutsche Bank AG, 1.45% (SOFR+113 bps), 4/1/25, Callable 4/1/24 @ 100	1,901,651
331,000	Deutsche Bank AG, 3.96% (SOFR+258 bps), 11/26/25, Callable 11/26/24 @ 100	357,332
206,000	Deutsche Bank AG, 4.10%, 1/13/26	225,911
2,173,000	Deutsche Bank AG, 1.69%, 3/19/26	2,184,886
959,000	Deutsche Bank AG, 2.13% (SOFR+187 bps), 11/24/26, Callable 11/24/25 @ 100	970,765
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100^(a)	2,303
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100^(a)	656,093
1,888,000	UBS Group AG, 2.86% (US0003M+95 bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,937,343

		11,908,169

See accompanying notes to the financial statements.

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Chemicals (0.0%†):
$244,000	LYB International Finance BV, 4.00%, 7/15/23	$260,503

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,719,890
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,459,069

		3,178,959

Diversified Financial Services (0.4%):
1,760,000	GE Capital International Funding, 4.42%, 11/15/35	2,110,369
1,077,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100(a)	1,154,339
3,008,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	3,452,976
1,785,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31, Callable 2/11/31 @ 100(a)	1,802,638
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,066,072
1,755,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	1,820,058
289,000	Shell International Finance BV, 4.55%, 8/12/43	361,467

		11,767,919

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	404,133

Food & Staples Retailing (0.0%†):
850,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	855,225

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	534,725
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	540,847
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,560,065
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	562,711

		3,198,348

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	332,415

Machinery (0.0%†):
670,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	733,565

Metals & Mining (0.2%):
2,257,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	2,594,372
365,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	404,053
1,559,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	1,574,721

		4,573,146

Oil, Gas & Consumable Fuels (0.1%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	584,138
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	426,748

		1,010,886

Pharmaceuticals (0.1%):
941,000	AstraZeneca plc, 3.38%, 11/16/25	1,028,968
1,487,000	AstraZeneca plc, 1.38%, 8/6/30, Callable 5/6/30 @ 100	1,408,836

Principal Amount		Value
Yankee Debt Obligations, continued
Pharmaceuticals, continued
$379,000	Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30, Callable 12/31/29 @ 100	$376,201

		2,814,005

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	258,463

Road & Rail (0.0%†):
2,000	Canadian Pacific Railway, Ltd., 2.05%, 3/5/30, Callable 12/5/29 @ 100	1,985

Sovereign Bond (1.6%):
1,560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	1,595,989
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,864,267
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	841,838
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,789,451
910,000	Mexico Government International Bond, 3.75%, 1/11/28	993,866
3,250,000	Mexico Government International Bond, 2.66%, 5/24/31, Callable 2/24/31 @ 100	3,186,839
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	637,614
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,495,813
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	686,112
540,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	609,525
689,000	Province of Manitoba, 3.05%, 5/14/24	735,784
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	766,445
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,735,001
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	300,024
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	555,607
581,000	Republic of Indonesia, 4.10%, 4/24/28	656,539
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,942,941
327,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	356,839
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	461,475
540,000	Republic of Panama, 4.50%, 5/15/47	611,550
980,000	Republic of Peru, 4.13%, 8/25/27	1,096,296
1,031,000	Republic of Peru, 5.63%, 11/18/50^	1,413,282
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,452,893
2,741,000	United Mexican States, 4.50%, 4/22/29	3,100,542
3,910,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100^	4,040,614
1,000,000	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,165,000

		44,092,146

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Trading Companies & Distributors (0.1%):
$1,128,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 1/15/25, Callable 11/15/24 @ 100	$1,196,127

Wireless Telecommunication Services (0.1%):
2,168,000	Vodafone Group plc, 4.13%, 5/30/25	2,419,471
189,000	Vodafone Group plc, 5.25%, 5/30/48	248,776
489,000	Vodafone Group plc, 4.88%, 6/19/49	616,108

		3,284,355

Total Yankee Debt Obligations (Cost $136,816,787)		141,224,581

Municipal Bonds (0.2%):
California (0.0%†):
347,000	University of California Revenue, 4.77%, 5/15/15	491,349
50,000	University of California Revenue, 4.86%, 5/15/12	69,660

		561,009

New Jersey (0.1%):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	844,284
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	309,768
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @ 100	164,644

		1,318,696

New York (0.1%):
1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @ 100	1,532,720
440,000	New York State Thruway Authority Revenue, 2.90%, 1/1/35	473,290

		2,006,010

Ohio (0.0%†):
490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	511,011

Total Municipal Bonds (Cost $3,936,573)		4,396,726

U.S. Government Agency Mortgages (27.8%):
Government National Mortgage Association (6.3%)
12,678	4.50%, 9/15/33, Pool #615516	14,246
46,432	5.00%, 12/15/33, Pool #783571	53,226
13,757	6.50%, 8/20/38, Pool #4223	16,466
12,243	6.50%, 10/15/38, Pool #673213	13,944
7,752	6.50%, 11/20/38, Pool #4292	9,281
14,077	6.50%, 12/15/38, Pool #782510	15,994
158,212	5.00%, 1/15/39, Pool #782557	179,837
59,606	5.00%, 4/15/39, Pool #711939	69,097
95,321	5.00%, 4/15/39, Pool #782619	109,208
10,268	4.00%, 4/20/39, Pool #4422	10,953
9,474	5.00%, 6/15/39, Pool #782696	10,855
34,269	4.00%, 7/20/39, Pool #4494	37,161
58,910	5.00%, 10/20/39, Pool #4559	65,818
6,655	4.50%, 12/20/39, Pool #G24598	7,307
17,277	4.50%, 1/15/40, Pool #728627	19,445
8,137	4.50%, 1/20/40, Pool #4617	8,933
6,547	4.50%, 2/20/40, Pool #G24636	7,340
48,375	5.00%, 5/15/40, Pool #782958	55,410

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$427	4.50%, 5/20/40, Pool #G24696	$467
36,968	5.00%, 6/15/40, Pool #697862	43,086
42,114	4.50%, 7/15/40, Pool #745793	46,779
344,347	4.50%, 7/15/40, Pool #733795	394,557
16,547	4.50%, 7/20/40, Pool #4746	18,168
30,656	4.50%, 8/20/40, Pool #4771	33,660
17,656	4.50%, 9/20/40, Pool #748948	19,667
9,148	4.00%, 9/20/40, Pool #G24800	9,957
72,428	4.50%, 10/15/40, Pool #783609	80,547
29,742	4.50%, 10/20/40, Pool #4834	32,665
239,741	4.00%, 10/20/40, Pool #G24833	260,945
443,988	4.00%, 11/20/40, Pool #4853	487,972
216,047	4.00%, 12/20/40, Pool #G24882	235,139
101,674	4.00%, 1/15/41, Pool #759138	110,386
195,546	4.00%, 1/20/41, Pool #4922	212,849
20,892	4.50%, 2/15/41, Pool #738019	23,903
873,042	4.00%, 2/20/41, Pool #742887	948,652
3,349	4.00%, 2/20/41, Pool #4945	3,645
59,102	4.00%, 3/15/41, Pool #762838	64,164
4,883	5.00%, 4/20/41, Pool #5018	5,400
75,737	4.50%, 6/20/41, Pool #783590	81,315
10,704	5.00%, 6/20/41, Pool #5083	11,840
179,071	4.50%, 7/20/41, Pool #5115	202,510
53,133	4.50%, 7/20/41, Pool #783584	57,049
310,469	4.00%, 7/20/41, Pool #742895	337,592
5,495	5.00%, 7/20/41, Pool #5116	6,078
29,430	4.50%, 7/20/41, Pool #754367	31,941
52,662	4.50%, 11/15/41, Pool #783610	59,034
152,704	3.50%, 1/15/42, Pool #553461	163,702
212,430	4.00%, 4/20/42, Pool #MA0023	228,887
90,576	5.00%, 7/20/42, Pool #MA0223	101,167
226,023	3.50%, 4/15/43, Pool #AD2334	245,719
402,695	3.50%, 4/20/43, Pool #MA0934	435,672
228,975	3.50%, 5/20/43, Pool #MA1012	247,760
19,686	4.00%, 7/20/43, Pool #MA1158	21,212
804,230	4.50%, 6/20/44, Pool #MA1997	883,095
4,214	4.00%, 8/20/44, Pool #AI4166	4,461
15,090	4.00%, 8/20/44, Pool #AJ2723	16,618
677,673	4.00%, 8/20/44, Pool #MA2149	737,417
17,953	4.00%, 8/20/44, Pool #AI4167	19,947
13,630	4.00%, 8/20/44, Pool #AJ4687	15,157
345,677	5.00%, 12/20/44, Pool #MA2448	386,227
33,456	3.00%, 12/20/44, Pool #MA2444	35,512
353,985	3.00%, 2/15/45, Pool #784439	368,409
1,871,071	3.50%, 5/20/45, Pool #MA2826	1,996,063
217,718	5.00%, 12/20/45, Pool #MA3313	246,724
9,564,890	3.50%, 3/20/46, Pool #MA3521	10,176,913
1,871,266	3.50%, 5/20/46, Pool #MA3663	1,982,458
638,368	3.50%, 7/20/46, Pool #MA3803	679,216
2,574,604	3.50%, 9/20/46, Pool #MA3937	2,732,711
14,461	4.00%, 10/20/46, Pool #AQ0542	15,346
89,166	3.50%, 10/20/46, Pool #AX4341	98,181
101,841	3.50%, 10/20/46, Pool #AX4342	109,845
72,009	3.50%, 10/20/46, Pool #AX4343	76,861
198,432	3.50%, 10/20/46, Pool #AX4344	211,715
147,147	3.50%, 10/20/46, Pool #AX4345	160,467

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$122,364	4.50%, 3/15/47, Pool #AZ8560	$139,324
114,387	4.50%, 4/15/47, Pool #AZ8597	131,132
159,124	4.50%, 4/15/47, Pool #AZ8596	177,660
97,804	4.50%, 5/15/47, Pool #BA7888	109,450
2,601,604	4.00%, 6/20/47, Pool #MA4511	2,795,219
21,251	4.00%, 9/15/47, Pool #BC5919	22,908
26,910	4.00%, 10/15/47, Pool #BD3187	29,078
27,631	4.00%, 10/15/47, Pool #BE1031	29,797
19,857	4.00%, 11/15/47, Pool #BE1030	21,403
2,088,183	4.00%, 11/20/47, Pool #MA4838	2,234,185
29,181	4.00%, 12/15/47, Pool #BE4664	31,449
1,026,863	4.00%, 12/20/47, Pool #MA4901	1,098,659
28,838	4.00%, 1/15/48, Pool #BE0143	31,093
21,863	4.00%, 1/15/48, Pool #BE0204	23,485
495,187	4.50%, 9/20/48, Pool #BD0560	538,434
991,108	4.50%, 3/20/49, Pool #MA5818	1,062,814
41,599	4.50%, 4/20/49, Pool #MA5877	44,448
454,851	4.50%, 5/20/49, Pool #MA5932	484,775
4,686,041	3.50%, 3/20/50, Pool #MA6542	4,936,971
795,740	4.50%, 4/20/50, Pool #MA6602	848,092
140,269	3.00%, 5/20/50, Pool #MA6656	146,752
596,368	4.00%, 5/20/50, Pool #MA6658	634,435
1,556,757	3.00%, 6/20/50, Pool #MA6710	1,628,135
355,000	5.00%, 7/15/51, TBA	395,880
33,231,000	2.50%, 7/20/51, TBA	34,399,277
25,729,346	3.00%, 7/20/51, TBA	26,842,944
4,478,000	4.50%, 7/20/51, TBA	4,770,469
36,055,000	2.00%, 7/20/51, TBA	36,747,932
8,852,797	3.50%, 7/20/51, TBA	9,277,455
5,533,000	4.00%, 7/20/51, TBA	5,841,638
8,700,000	3.00%, 8/20/51, TBA	9,072,809

		171,470,052

Federal National Mortgage Association (17.8%)
106,676	2.50%, 9/1/27, Pool #AB6194	111,549
71,082	2.50%, 9/1/27, Pool #AP5205	74,133
26,079	2.50%, 2/1/28, Pool #AB8446	27,201
60,397	2.50%, 4/1/28, Pool #AB8870	63,264
40,154	3.00%, 4/1/28, Pool #AT3121	42,624
42,449	3.00%, 5/1/28, Pool #AT6033	45,050
167,254	2.50%, 8/1/28, Pool #AS0190	175,194
10,023	3.00%, 10/1/28, Pool #AQ4132	10,610
97,777	3.00%, 10/1/28, Pool #AU8774	103,786
193,371	3.50%, 10/1/28, Pool #AV0198	207,493
339,282	3.50%, 11/1/28, Pool #AV1360	364,933
10,681	3.00%, 11/1/28, Pool #AV0298	11,304
248,885	3.00%, 4/1/29, Pool #AW0937	265,268
191,804	3.00%, 5/1/29, Pool #AW2544	205,731
345,680	3.00%, 6/1/29, Pool #AS2676	368,447
86,221	3.00%, 7/1/29, Pool #AW1281	91,657
453,580	3.00%, 7/1/29, Pool #AW4229	486,448
110,786	3.50%, 9/1/29, Pool #AX0105	118,853
218,263	3.00%, 9/1/29, Pool #AS3220	232,610
708,522	3.00%, 9/1/29, Pool #AL6897	758,196
28,686	3.50%, 10/1/29, Pool #AX2741	30,592
131,666	3.00%, 10/1/29, Pool #AS3594	141,203
499,223	3.00%, 1/1/30, Pool #AL6144	532,140

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,605,000	, 1/15/30(d)	$2,272,743
67,518	2.50%, 2/1/30, Pool #BM3403	70,489
19,670	2.50%, 2/1/30, Pool #AS4488	20,603
17,650	2.50%, 2/1/30, Pool #AS4485	18,492
130,509	2.50%, 3/1/30, Pool #AS4688	136,692
100,040	3.00%, 3/1/30, Pool #AL6583	106,351
57,899	2.50%, 4/1/30, Pool #AY3416	60,636
81,452	3.00%, 4/1/30, Pool #AL6584	86,174
32,255	2.50%, 5/1/30, Pool #AY0828	34,006
48,818	3.00%, 5/1/30, Pool #AL6761	52,352
3,901,000	, 5/15/30(d)	3,376,436
264,291	3.00%, 6/1/30, Pool #AL9381	282,993
84,299	3.00%, 7/1/30, Pool #AX9701	89,196
18,436	3.00%, 7/1/30, Pool #AX9700	19,598
106,063	2.50%, 7/1/30, Pool #AS5403	111,128
18,581	2.50%, 7/1/30, Pool #AS5405	19,446
31,587	2.50%, 7/1/30, Pool #AZ2170	33,080
12,174	3.00%, 7/1/30, Pool #AZ2297	12,946
67,886	3.00%, 7/1/30, Pool #AL7139	71,823
7,446	3.00%, 8/1/30, Pool #AZ8597	7,914
16,429	3.00%, 8/1/30, Pool #AZ7833	17,470
122,418	3.00%, 8/1/30, Pool #AL7225	129,503
119,074	2.50%, 8/1/30, Pool #AS5616	124,764
106,176	3.00%, 8/1/30, Pool #AL7227	113,106
52,804	2.50%, 8/1/30, Pool #AS5548	55,336
86,671	3.00%, 8/1/30, Pool #AS5622	91,697
70,973	3.50%, 8/1/30, Pool #AS5708	76,491
67,448	2.50%, 8/1/30, Pool #AS5614	70,626
93,222	3.00%, 8/1/30, Pool #AS5623	99,315
199,234	2.50%, 8/1/30, Pool #BM3552	207,863
18,432	3.00%, 8/1/30, Pool #AX3298	19,604
86,985	3.00%, 9/1/30, Pool #AS5728	92,482
23,591	3.00%, 9/1/30, Pool #AL7320	25,297
69,487	3.00%, 9/1/30, Pool #AS5714	73,524
36,108	3.00%, 9/1/30, Pool #AZ5719	38,394
62,686	2.50%, 9/1/30, Pool #AS5786	65,677
79,319	2.50%, 9/1/30, Pool #AS5872	83,082
77,895	2.50%, 11/1/30, Pool #AS6141	81,600
65,894	2.50%, 11/1/30, Pool #AS6116	68,956
70,942	2.50%, 11/1/30, Pool #AS6115	74,358
10,438	2.50%, 11/1/30, Pool #AL7800	10,939
69,160	2.50%, 11/1/30, Pool #AS6142	72,460
1,329,418	3.00%, 1/1/31, Pool #BM3537	1,411,358
111,885	2.50%, 3/1/31, Pool #BM1595	116,731
119,227	2.50%, 6/1/31, Pool #AS7320	125,017
207,973	2.50%, 7/1/31, Pool #AS7617	218,044
195,008	2.50%, 7/1/31, Pool #AS7605	204,485
1,499,909	3.00%, 8/1/31, Pool #AL9376	1,608,385
30,017	4.00%, 8/1/31, Pool #AY4688	32,516
8,258	2.50%, 8/1/31, Pool #BC2777	8,659
47,227	4.00%, 8/1/31, Pool #AY4707	51,823
132,467	3.00%, 9/1/31, Pool #AL9378	140,695
267,750	2.50%, 10/1/31, Pool #AS8009	280,680
344,238	2.50%, 10/1/31, Pool #AS8193	360,843
877,149	2.50%, 10/1/31, Pool #AS8195	927,322
486,224	2.50%, 10/1/31, Pool #AS8208	509,824

See accompanying notes to the financial statements.

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$74,410	2.00%, 10/1/31, Pool #MA2774	$76,784
1,725,241	2.50%, 10/1/31, Pool #BC4773	1,824,187
162,705	2.50%, 11/1/31, Pool #BC2628	172,077
130,120	2.50%, 11/1/31, Pool #BC2629	136,419
191,833	2.50%, 11/1/31, Pool #AS8241	201,071
144,664	2.50%, 11/1/31, Pool #AS8245	152,948
404,244	2.00%, 11/1/31, Pool #BM3054	417,087
119,206	2.00%, 11/1/31, Pool #BC9040	123,007
293,099	2.50%, 11/1/31, Pool #AS8240	307,341
356,640	2.00%, 11/1/31, Pool #AS8251	368,020
22,272	2.00%, 11/1/31, Pool #AS8291	22,981
249,211	2.50%, 11/1/31, Pool #BC2631	262,498
98,625	2.00%, 12/1/31, Pool #MA2845	101,768
25,790	2.50%, 2/1/32, Pool #BM1036	27,067
15,116	3.00%, 2/1/32, Pool #BE5670	16,084
618,060	2.00%, 3/1/32, Pool #BM3061	637,762
404,610	3.00%, 3/1/32, Pool #AS9327	430,189
435,377	2.50%, 3/1/32, Pool #AS9321	460,390
250,713	2.50%, 3/1/32, Pool #AS9317	263,319
468,680	2.50%, 3/1/32, Pool #AS9318	492,340
503,798	2.50%, 3/1/32, Pool #AS9319	528,725
281,626	2.50%, 3/1/32, Pool #AS9316	295,762
1,924,187	3.50%, 4/1/32, Pool #BM3503	2,096,827
1,463,074	3.50%, 5/1/32, Pool #BM1602	1,588,346
2,064,966	3.00%, 6/1/32, Pool #BM1791	2,194,735
622,193	2.50%, 8/1/32, Pool #BM3578	653,478
249,263	3.00%, 9/1/32, Pool #BM3240	266,409
74,370	3.50%, 11/1/32, Pool #BJ2054	81,071
49,650	3.50%, 1/1/33, Pool #BJ2096	53,345
76,793	5.50%, 1/1/33, Pool #676661	88,357
1,225,837	2.50%, 2/1/33, Pool #BM3793	1,285,849
56,231	5.50%, 5/1/33, Pool #555424	64,924
2,857,205	3.00%, 5/1/33, Pool #FM1880	3,017,477
80,029	4.00%, 9/1/33, Pool #BK7642	85,537
252,289	4.00%, 10/1/33, Pool #CA2527	274,230
244,588	4.00%, 11/1/33, Pool #CA2555	267,090
500,701	2.50%, 12/1/33, Pool #FM1680	523,507
447,084	5.00%, 2/1/35, Pool #735226	504,647
139,689	5.50%, 2/1/35, Pool #735989	163,565
33,613	5.00%, 3/1/35, Pool #735288	38,370
12,819	6.00%, 4/1/35, Pool #735504	15,033
246,792	3.00%, 8/1/35, Pool #CA6876	264,121
228,819	3.00%, 8/1/35, Pool #CA6849	244,074
64,233	5.00%, 9/1/35, Pool #889974	73,570
135,516	3.00%, 12/1/35, Pool #CA8389	145,018
70,333	3.00%, 12/1/35, Pool #CA8391	75,005
1,371,398	2.50%, 12/1/35, Pool #CA8388	1,447,068
1,212,554	2.50%, 12/1/35, Pool #CA8387	1,278,188
146,838	4.00%, 1/1/36, Pool #AB0686	164,158
16,856,000	1.50%, 7/25/36, TBA	17,061,432
2,999,000	2.50%, 7/25/36, TBA	3,127,395
26,603,000	2.00%, 7/25/36, TBA	27,446,814
1,501,000	3.00%, 7/25/36, TBA	1,576,988
1,596,234	3.50%, 7/25/36, TBA	1,704,728
320,634	5.50%, 9/1/36, Pool #995113	373,008
35,753	3.00%, 10/1/36, Pool #AL9227	37,300

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$108,395	3.00%, 11/1/36, Pool #AS8349	$114,679
274,440	3.00%, 11/1/36, Pool #AS8348	296,269
238,883	3.00%, 12/1/36, Pool #BE1896	254,974
338,594	3.00%, 12/1/36, Pool #AS8553	369,317
17,951	5.50%, 2/1/38, Pool #961545	20,308
11,317	6.00%, 3/1/38, Pool #889529	13,490
60,932	5.50%, 5/1/38, Pool #889441	69,347
73,060	5.50%, 5/1/38, Pool #889692	84,101
33,003	6.00%, 5/1/38, Pool #889466	39,133
49,118	5.50%, 6/1/38, Pool #995018	56,344
14,103	5.50%, 9/1/38, Pool #889995	16,131
34,426	6.00%, 10/1/38, Pool #889983	40,830
177,249	5.50%, 1/1/39, Pool #AB0200	207,910
66,279	4.50%, 4/1/39, Pool #930922	73,302
71,614	3.50%, 5/1/39, Pool #MA3660	75,955
79,071	4.50%, 5/1/39, Pool #AL1472	87,618
782,986	5.00%, 6/1/39, Pool #AL7521	896,787
516,626	6.00%, 7/1/39, Pool #BF0056	605,361
35,763	5.50%, 10/1/39, Pool #AD0362	40,639
277,462	3.50%, 12/1/39, Pool #MA3869	294,284
247,628	5.50%, 12/1/39, Pool #AC6680	284,441
31,056	5.50%, 12/1/39, Pool #AD0571	35,259
130,226	3.50%, 1/1/40, Pool #MA3891	138,122
3,813,200	4.50%, 1/1/40, Pool #AC8568	4,200,778
218,753	3.50%, 2/1/40, Pool #MA3935	232,016
32,015	5.50%, 3/1/40, Pool #AL5304	36,782
25,139	4.50%, 4/1/40, Pool #AD4038	27,861
228,227	6.00%, 4/1/40, Pool #AL4141	269,538
44,385	6.50%, 5/1/40, Pool #AL1704	51,706
43,611	4.50%, 7/1/40, Pool #AB1226	48,038
58,540	4.50%, 7/1/40, Pool #AD7127	64,295
24,780	6.00%, 9/1/40, Pool #AE0823	28,797
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,953,738
30,295	4.00%, 1/1/41, Pool #AL7167	32,690
4,374,601	Class ZA , Series 2011-84.00%, 2/25/41	4,711,801
54,556	6.00%, 6/1/41, Pool #AL4142	63,250
23,154	4.50%, 7/1/41, Pool #AB3314	25,897
454,749	5.00%, 7/1/41, Pool #AL7524	515,583
654,644	5.50%, 9/1/41, Pool #AL8430	749,118
36,907	4.50%, 9/1/41, Pool #AI8961	41,095
190,624	3.50%, 1/1/42, Pool #AW8154	206,967
788,851	4.00%, 1/1/42, Pool #AB4307	870,443
25,493	3.50%, 4/1/42, Pool #AK7510	27,704
80,279	3.50%, 4/1/42, Pool #AO0777	84,498
59,500	4.00%, 5/1/42, Pool #A02114	64,845
13,430	3.50%, 5/1/42, Pool #AO2881	14,600
171,707	4.00%, 5/1/42, Pool #AO2961	187,049
13,877	3.50%, 6/1/42, Pool #AO3048	15,069
19,186	3.50%, 6/1/42, Pool #AK9225	20,824
39,673	3.50%, 7/1/42, Pool #AO9707	43,092
172,133	4.50%, 9/1/42, Pool #AL2482	190,922
1,085,938	4.50%, 1/1/43, Pool #AL8206	1,200,142
63,497	3.00%, 3/1/43, Pool #AR7568	67,849
70,895	3.00%, 3/1/43, Pool #AR7576	74,006
84,343	3.00%, 3/1/43, Pool #AR9218	87,968
63,814	3.00%, 4/1/43, Pool #AB8924	66,613

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$32,912	3.00%, 4/1/43, Pool #AT2037	$35,153
124,992	3.00%, 4/1/43, Pool #AT2040	130,334
79,056	3.00%, 4/1/43, Pool #AT2043	82,554
76,208	3.00%, 4/1/43, Pool #AB8923	79,452
989	3.50%, 4/1/43, Pool #CA1530	1,047
89,059	3.00%, 4/1/43, Pool #AR8630	92,842
10,078	3.00%, 6/1/43, Pool #AB9564	10,868
722,415	5.00%, 12/1/43, Pool #AL7777	814,222
401,283	5.00%, 11/1/44, Pool #AL8878	457,835
271,913	3.50%, 2/1/45, Pool #BM1100	294,801
891,364	3.50%, 2/1/45, Pool #FM5294	956,996
220,006	5.00%, 6/1/45, Pool #BM3784	247,742
142,813	4.50%, 9/1/45, Pool #AL7936	161,047
8,733,133	3.50%, 11/1/45, Pool #FM6411	9,337,830
5,112	4.50%, 11/1/45, Pool #AS6233	5,616
75,834	4.50%, 11/1/45, Pool #AL9501	85,530
210,480	4.50%, 12/1/45, Pool #BM1756	233,872
20,269	3.00%, 6/1/46, Pool #AS7365	21,672
596,605	4.50%, 7/1/46, Pool #BM1920	672,930
1,478,600	3.50%, 7/1/46, Pool #BA7748	1,592,123
464,579	4.50%, 7/1/46, Pool #BM3053	527,630
25,127	3.00%, 8/1/46, Pool #AL9031	27,064
823,604	Class UF , Series 2016-480.49%(US0001M+40bps), 8/25/46	825,359
1,341,328	3.00%, 9/1/46, Pool #BD1469	1,432,327
122,259	3.00%, 11/1/46, Pool #BD9643	130,614
268,920	3.00%, 11/1/46, Pool #BD9645	286,163
365,941	3.00%, 11/1/46, Pool #BD9644	390,597
1,240,760	3.00%, 12/1/46, Pool #AS8486	1,325,289
293,025	3.50%, 12/1/46, Pool #BE2103	318,721
392,007	3.50%, 2/1/47, Pool #BE1534	424,949
1,149,526	3.50%, 2/1/47, Pool #AL9920	1,249,780
74,679	3.50%, 3/1/47, Pool #BH0158	80,900
216,234	3.50%, 5/1/47, Pool #BE9375	234,251
410,622	4.00%, 5/1/47, Pool #BH0398	445,580
688,826	3.50%, 5/1/47, Pool #BD2417	746,771
558,710	3.50%, 5/1/47, Pool #BM1174	609,225
187,844	3.50%, 6/1/47, Pool #BH0567	203,510
403,826	4.00%, 7/1/47, Pool #BH3401	438,162
498,402	4.00%, 8/1/47, Pool #BM1619	540,881
254,798	4.50%, 10/1/47, Pool #BM3052	287,245
1,119,031	3.50%, 11/1/47, Pool #MA3182	1,186,021
1,109,803	3.50%, 12/1/47, Pool #MA3210	1,176,241
311,833	4.50%, 12/1/47, Pool #BH7067	344,865
662,113	3.50%, 1/1/48, Pool #MA3238	701,751
2,073,700	3.50%, 1/1/48, Pool #FM5293	2,239,393
92,725	4.00%, 2/1/48, Pool #BJ9057	100,490
491,236	3.50%, 2/1/48, Pool #BH9277	519,754
118,709	4.00%, 2/1/48, Pool #BJ9058	130,967
340,416	3.50%, 3/1/48, Pool #BJ0648	360,179
687,309	3.50%, 3/1/48, Pool #BJ4916	727,210
220,343	3.50%, 3/1/48, Pool #BK1958	233,134
223,428	4.50%, 4/1/48, Pool #BM3846	253,862
331,430	3.50%, 4/1/48, Pool #FM5295	362,608
6,291,000	4.50%, 4/1/48, Pool #FM7783	6,827,748
22,948	3.50%, 5/1/48, Pool #MA3356	24,281

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$3,454,928	4.50%, 5/1/48, Pool #CA1704	$3,828,409
333,403	5.00%, 6/1/48, Pool #CA2317	366,826
19,337	4.50%, 7/1/48, Pool #BK4471	21,515
132,190	4.50%, 7/1/48, Pool #BK6113	150,959
1,437,033	5.00%, 9/1/48, Pool #MA3472	1,572,012
200,000	4.00%, 9/1/48, Pool #CA2374	215,395
131,747	5.00%, 10/1/48, Pool #MA3501	144,122
260,860	5.00%, 10/1/48, Pool #BK7881	285,363
217,593	5.00%, 11/1/48, Pool #MA3527	238,031
14,871	3.50%, 11/1/48, Pool #FM1543	15,856
87,963	5.00%, 12/1/48, Pool #BN4404	96,226
215,587	5.00%, 1/1/49, Pool #BN3949	235,837
127,141	5.00%, 1/1/49, Pool #BN4430	139,084
1,979,574	4.00%, 1/1/49, Pool #FM5296	2,153,158
482,773	3.50%, 6/1/49, Pool #FM5315	512,554
6,810,455	3.00%, 3/1/50, Pool #FM5290	7,235,006
1,000,099	4.00%, 3/1/50, Pool #FM5036	1,064,718
562,927	4.00%, 8/1/50, Pool #FM7703	599,980
775,941	4.00%, 8/1/50, Pool #FM7461	828,666
2,610,288	3.00%, 8/1/50, Pool #FM5292	2,776,284
2,000,000	4.00%, 9/1/50, Pool #FM4129	2,132,481
4,999,904	4.00%, 3/1/51, Pool #FM7460	5,330,517
7,482,160	3.00%, 6/1/51, Pool #CB0848	7,964,506
11,958,000	2.50%, 7/25/51, TBA	12,372,793
35,966,832	3.00%, 7/25/51, TBA	37,501,042
13,843,055	3.50%, 7/25/51, TBA	14,571,978
3,496,000	2.00%, 7/25/51, TBA	3,534,237
150,000	4.50%, 7/25/51, TBA	161,484
8,433,000	4.00%, 7/25/51, TBA	8,982,463
25,269,226	2.00%, 8/25/51, TBA	25,494,280
123,084,854	2.50%, 8/25/51, TBA	127,118,768
62,900,000	2.00%, 9/25/51, TBA	63,322,609

		488,025,122

Federal Home Loan Mortgage Corporation (3.5%)
3,650,000	Class A2 , Series KC023.37%, 7/25/25, Callable 7/25/25 @ 100.00	3,879,256
140,573	3.00%, 9/1/27, Pool #U70060	147,442
83,112	3.00%, 7/1/28, Pool #U79018	87,373
591,000	, 9/15/29(d)	520,065
4,510,000	Class XFX , Series KL061.36%, 12/25/29	414,334
38,382	3.00%, 1/1/30, Pool #V60724	40,680
30,540	3.00%, 1/1/30, Pool #V60696	32,159
62,265	2.50%, 3/1/30, Pool #V60770	65,261
156,024	2.50%, 5/1/30, Pool #J31728	163,411
69,899	2.50%, 5/1/30, Pool #J31418	73,295
138,660	3.00%, 5/1/30, Pool #J31689	146,091
99,715	2.50%, 5/1/30, Pool #V60796	104,611
266,473	3.00%, 6/1/30, Pool #V60840	281,966
24,632	2.50%, 7/1/30, Pool #J32209	25,826
17,520	3.00%, 7/1/30, Pool #J32181	18,466
7,046	2.50%, 7/1/30, Pool #V60905	7,390
128,497	3.00%, 7/1/30, Pool #G15520	136,973
6,276	2.50%, 7/1/30, Pool #J32491	6,574
25,102	2.50%, 7/1/30, Pool #J32204	26,294
110,421	2.50%, 8/1/30, Pool #V60886	115,955
91,859	2.50%, 8/1/30, Pool #V60902	96,469

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$26,982	3.00%, 8/1/30, Pool #V60909	$28,559
16,171	3.00%, 8/1/30, Pool #J32436	17,236
269,391	2.50%, 9/1/30, Pool #V60904	282,589
86,398	2.50%, 9/1/30, Pool #V60903	90,487
7,293,186	Class X1 , Series K1211.12%, 10/25/30, Callable 7/25/30 @ 100.00	593,446
197,000	, 3/15/31(d)	166,762
190,000	6.75%, 3/15/31	279,684
456,805	2.50%, 4/1/31, Pool #G16186	481,493
9,929	3.00%, 10/1/32, Pool #J37706	10,475
12,580	3.00%, 11/1/32, Pool #J37835	13,270
11,539	3.00%, 12/1/32, Pool #J38060	12,172
3,432,098	2.50%, 4/1/33, Pool #ZS8087	3,587,356
147,681	3.50%, 1/1/34, Pool #ZS9068	160,563
92,618	5.50%, 2/1/35, Pool #G04692	107,686
571,219	3.50%, 5/1/35, Pool #SC0063	612,134
72,359	3.00%, 9/1/37, Pool #ZA2471	76,330
1,415,000	3.00%, 6/1/38, Pool #SC0111	1,492,445
145,360	6.00%, 4/1/39, Pool #G07613	172,578
21,073	4.50%, 12/1/39, Pool #A90196	23,255
865,580	3.50%, 1/1/40, Pool #RB5028	918,060
108,696	3.50%, 2/1/40, Pool #RB5034	115,286
20,978	4.50%, 7/1/40, Pool #A93010	23,125
25,229	4.00%, 8/1/40, Pool #A93534	27,555
158,465	4.00%, 9/1/40, Pool #A93851	177,825
437,990	4.50%, 9/1/40, Pool #A93700	485,550
32,049	4.00%, 10/1/40, Pool #A95923	35,695
28,672	4.00%, 11/1/40, Pool #A95144	31,892
22,556	4.00%, 11/1/40, Pool #A94977	24,892
19,009	4.00%, 11/1/40, Pool #A94779	21,156
1,499	4.00%, 4/1/41, Pool #Q00093	1,637
55,969	4.50%, 5/1/41, Pool #Q00804	62,213
60,552	4.50%, 5/1/41, Pool #Q00959	67,286
324,782	Class FL , Series 42480.52%(US0001M+45bps), 5/15/41	326,986
365,289	5.50%, 6/1/41, Pool #G07553	418,266
40,976	4.00%, 10/1/41, Pool #Q04022	44,959
30,379	4.00%, 10/1/41, Pool #Q03841	33,377
75,339	5.00%, 10/1/41, Pool #G07642	84,608
186,975	3.50%, 4/1/42, Pool #C03811	202,932
176,447	3.50%, 4/1/42, Pool #Q07417	193,576
17,466	3.50%, 5/1/42, Pool #Q08239	19,071
5,674	3.50%, 5/1/42, Pool #Q08306	6,196
22,894	3.50%, 8/1/42, Pool #Q12162	25,130
160,966	3.50%, 8/1/42, Pool #G07106	176,625
9,684	3.50%, 10/1/42, Pool #Q11909	10,504
217,093	3.00%, 1/1/43, Pool #Q14866	230,818
120,819	3.00%, 3/1/43, Pool #Q16403	128,111
179,912	3.00%, 3/1/43, Pool #Q16673	190,747
109,027	3.50%, 6/1/43, Pool #Q18718	119,052
154,992	3.50%, 7/1/43, Pool #Q20206	170,758
75,478	4.00%, 9/1/43, Pool #Q21579	84,378
154,648	4.50%, 12/1/43, Pool #G60018	167,888
211,379	3.00%, 12/1/43, Pool #SD0497	227,496
177,991	4.50%, 12/1/43, Pool #Q23779	192,676
18,604	3.50%, 1/1/44, Pool #Q24368	20,514

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$962,517	Class XZ , Series 43164.50%, 3/15/44	$1,134,243
746,423	3.50%, 4/1/44, Pool #G07848	822,735
74,619	4.00%, 4/1/44, Pool #Q25643	83,171
1,401,865	Class ZX , Series 43524.00%, 4/15/44	1,554,724
20,491	3.50%, 5/1/44, Pool #Q26218	22,779
91,066	3.50%, 6/1/44, Pool #Q28764	99,934
2,415,955	3.00%, 6/1/44, Pool #SD0498	2,585,573
17,217	3.50%, 7/1/44, Pool #Q27319	19,143
99,983	4.00%, 7/1/44, Pool #G60901	108,901
27,536	3.50%, 9/1/44, Pool #Q28604	30,590
2,542,013	3.50%, 9/1/44, Pool #SD0481	2,791,098
2,643,332	4.00%, 1/1/45, Pool #SD0478	2,924,351
3,181,180	4.00%, 1/1/45, Pool #SD0490	3,471,739
9,656	4.00%, 2/1/45, Pool #Q31128	10,634
23,504	4.00%, 2/1/45, Pool #Q31338	26,117
21,337	3.50%, 9/1/45, Pool #Q36302	23,682
3,787,283	4.00%, 9/1/45, Pool #SD0507	4,230,436
27,605	4.00%, 12/1/45, Pool #Q37955	30,683
25,500	4.00%, 12/1/45, Pool #Q37957	28,236
1,873,640	3.50%, 3/1/46, Pool #SD0485	2,025,823
552,506	Class FB , Series 46060.57%(US0001M+50bps), 8/15/46	560,490
331,473	3.00%, 9/1/46, Pool #G60718	353,455
885,337	3.00%, 9/1/46, Pool #Q42979	944,007
397,066	3.50%, 9/1/46, Pool #SD0486	425,283
95,005	3.00%, 12/1/46, Pool #Q45083	102,362
182,998	3.00%, 12/1/46, Pool #Q45080	195,971
323,321	3.00%, 12/1/46, Pool #Q45064	344,749
1,116,437	3.00%, 12/1/46, Pool #V82781	1,187,496
873,489	3.00%, 2/1/47, Pool #SD0496	936,935
576,142	3.50%, 3/1/47, Pool #G60968	643,063
1,077,060	4.00%, 7/1/47, Pool #SD0504	1,174,078
1,432,166	4.50%, 7/1/47, Pool #G61047	1,600,467
478,193	3.50%, 10/1/47, Pool #G61178	530,293
607,633	3.50%, 12/1/47, Pool #G61208	673,704
131,764	3.50%, 1/1/48, Pool #Q53648	142,129
79,236	3.50%, 1/1/48, Pool #Q53630	87,892
687,922	3.50%, 1/1/48, Pool #ZS4751	729,104
2,540,547	3.50%, 1/1/48, Pool #SD0508	2,757,343
660,711	3.50%, 2/1/48, Pool #ZT1353	701,467
860,797	4.00%, 4/1/48, Pool #SD0489	960,847
1,488,199	3.50%, 6/1/48, Pool #SD0493	1,609,408
1,587,053	4.50%, 8/1/48, Pool #G67715	1,772,235
4,239,827	4.00%, 8/1/48, Pool #SD0492	4,688,895
3,828,686	4.00%, 5/1/49, Pool #SD0488	4,159,525
5,377,581	3.50%, 6/1/49, Pool #SD0494	5,882,360
4,341,480	3.50%, 8/1/49, Pool #SD0491	4,786,397
16,397	3.00%, 7/1/50, Pool #QB1158	17,496
150,117	3.00%, 7/1/50, Pool #QB1479	160,862
35,358	3.00%, 7/1/50, Pool #QB1486	38,111
16,297	3.00%, 7/1/50, Pool #QB1488	17,555
4,473,313	3.00%, 8/1/50, Pool #SD0500	4,775,544
4,479,728	3.00%, 8/1/50, Pool #SD0501	4,679,544
1,121,244	3.00%, 8/1/50, Pool #RA3282	1,193,818
110,735	3.00%, 8/1/50, Pool #QB2339	119,347
783,810	3.50%, 8/1/50, Pool #SD0487	832,046

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,261,698	3.00%, 8/1/50, Pool #RA3313	$1,335,950
1,430,213	4.00%, 12/1/50, Pool #SD0520	1,557,280
1,375,611	3.00%, 12/1/50, Pool #SD0519	1,445,327

		95,812,678

Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,890,765

Total U.S. Government Agency Mortgages (Cost $752,825,276)		760,198,617

U.S. Treasury Obligations (31.5%):
U.S. Treasury Notes (18.9%)
47,525,000	0.13%, 3/31/23	47,450,742
84,485,000	0.13%, 4/30/23	84,339,791
39,200,000	0.38%, 4/15/24	39,157,125
5,570,000	2.00%, 5/31/24	5,820,650
108,825,000	0.25%, 6/15/24	108,178,852
1,700,000	1.50%, 11/30/24	1,754,188
5,615,000	1.75%, 12/31/24	5,843,987
1,140,000	1.38%, 1/31/25	1,171,350
20,065,000	1.13%, 2/28/25	20,434,948
3,164,000	0.50%, 3/31/25	3,149,169
16,246,000	0.38%, 4/30/25^	16,078,463
13,710,000	0.25%, 5/31/25	13,485,070
890,000	3.00%, 10/31/25	975,384
1,550,000	2.88%, 11/30/25	1,691,922
7,810,000	0.38%, 12/31/25	7,663,562
4,310,000	0.50%, 2/28/26	4,246,697
37,085,000	0.75%, 3/31/26	36,934,342
8,275,000	2.25%, 3/31/26	8,823,219
2,435,000	2.38%, 4/30/26	2,611,918
7,832,000	0.75%, 4/30/26	7,795,287
19,654,000	0.75%, 5/31/26^	19,549,588
1,520,000	2.13%, 5/31/26	1,612,863
2,407,000	1.88%, 6/30/26	2,525,470
2,430,000	1.88%, 7/31/26	2,550,361
10,580,000	0.38%, 7/31/27	10,146,881
3,345,000	0.50%, 8/31/27	3,227,925
4,620,000	0.38%, 9/30/27	4,417,153
10,210,000	1.25%, 6/30/28	10,235,525
4,113,000	2.88%, 8/15/28	4,576,998
255,000	2.38%, 5/15/29	275,400
11,880,000	0.63%, 5/15/30	11,117,081
12,795,000	0.63%, 8/15/30	11,935,336
18,291,000	1.63%, 5/15/31^	18,593,945

		518,371,192

U.S. Treasury Bonds (12.6%)
2,480,000	5.38%, 2/15/31	3,372,025
14,025,000	4.75%, 2/15/37	19,919,883

Principal Amount or Shares		Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$10,000,000	5.00%, 5/15/37	$14,581,250
43,030,000	1.13%, 8/15/40(e)	37,052,864
32,220,000	1.38%, 11/15/40	28,967,794
35,585,000	1.88%, 2/15/41	34,873,300
29,385,000	3.13%, 11/15/41	35,027,838
7,022,500	3.63%, 8/15/43	9,042,566
1,205,000	3.13%, 8/15/44	1,446,377
15,000	2.50%, 2/15/45	16,233
955,000	3.00%, 5/15/45	1,126,602
1,770,000	2.88%, 8/15/45	2,046,839
12,235,000	3.00%, 11/15/45	14,467,887
22,700,000	2.25%, 8/15/46	23,473,219
6,855,000	2.88%, 11/15/46	7,956,084
3,293,000	3.00%, 2/15/47	3,912,496
3,105,000	2.75%, 11/15/47	3,535,334
5,645,000	3.00%, 2/15/48	6,729,016
30,570,000	3.13%, 5/15/48(e)	37,300,177
4,055,000	3.38%, 11/15/48	5,178,995
8,700,000	3.00%, 2/15/49	10,418,250
125,000	2.88%, 5/15/49	146,426
11,495,000	1.25%, 5/15/50	9,393,570
16,515,000	1.38%, 8/15/50	13,929,370
14,919,000	1.63%, 11/15/50	13,403,789
6,357,000	2.38%, 5/15/51	6,792,057

		344,110,241

Total U.S. Treasury Obligations (Cost $852,043,349)		862,481,433

Commercial Paper (0.5%):
(0.5%):
13,095,000	DBS Bank, Ltd., 0.14%, 11/22/21(d)	13,087,798

Total Commercial Paper (Cost $13,087,667)		13,087,798

Short-Term Security Held as Collateral for Securities on Loan (2.4%):
64,515,973	BlackRock Liquidity FedFund, Institutional Class, 0.04%(d)(f)	64,515,973

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $64,515,973)		64,515,973

Unaffiliated Investment Company (16.6%):
Money Markets (16.6%):
455,016,727	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	455,016,727

Total Unaffiliated Investment Company (Cost $455,016,727)		455,016,727

Total Investment Securities (Cost $3,200,023,775) — 118.6%		3,242,664,405
Net other assets (liabilities) — (18.6)%		(509,327,550)

Net Assets — 100.0%		$2,733,336,855

Percentages indicated are based on net assets as of June 30, 2021.

EUR003M—3 Month EUR LIBOR

EUAMDB01—1 Year EUR LIBOR

EUSA1—Euro 1 Year Swap Rate

EUSA5—Euro 5 Year Swap Rate

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $63,115,077.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2021.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2021, these securities represent 0.09% of the net assets of the fund.

(d)	The rate represents the effective yield at June 30, 2021.

(e)	All or a portion of this security has been pledged as collateral for open derivative positions.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

90Day Euro$ December Futures (U.S. Dollar)	12/13/21	542	$(135,222,225)	$(3,836)
Euro Buxl 30-Year Bond September Futures (Euro)	9/8/21	46	(11,084,285)	(184,661)
Euro Schatz Index September Futures (Euro)	9/8/21	139	(18,480,598)	1,446
Euro-Bobl September Futures (Euro)	9/8/21	140	(22,266,880)	(17,551)
Euro-Bund September Futures (Euro)	9/8/21	251	(51,366,542)	(142,071)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	53	(7,801,766)	(6,008)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/21	431	(57,107,500)	(12,148)
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/21/21	56	(9,002,000)	(205,267)
Ultra Long Term U.S. Treasury Bond September Futures (U.S. Dollar)	9/21/21	23	(4,431,813)	(51,685)

				$(621,781)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

90Day Euro$ December Futures (U.S. Dollar)	12/19/22	543	$135,044,100	$(27,589)
U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/21	957	210,846,539	(288,366)
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/21	503	62,085,133	(177,626)

				$(493,581)

Total Net Futures Contracts				$(1,115,362)

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Forward Currency Contracts

At June 30, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	127,890,759	European Euro	105,501,000	Bank National Paribas	7/2/21	$2,606,433
U.S. Dollar	25,050,341	European Euro	20,625,000	Bank of New York	9/15/21	557,785
U.S. Dollar	382,625	European Euro	315,000	Bank of New York	9/15/21	8,557

Total Net Forward Currency Contracts						$3,172,775

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$3,172,775	$—

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$3,200,023,775

Investment securities, at value(a)	$3,242,664,405
Cash	244
Interest and dividends receivable	11,197,033
Foreign currency, at value (cost $15,577,822)	15,499,731
Unrealized appreciation on forward currency contracts	3,172,775
Receivable for capital shares issued	2,442
Receivable for investments sold	32,553,167
Receivable for TBA investments sold	362,766,242
Prepaid expenses	102,329

Total Assets	3,667,958,368

Liabilities:
Payable for investments purchased	34,000,327
Payable for TBA investments purchased	834,323,087
Payable for capital shares redeemed	89,044
Payable for collateral received on loaned securities	64,515,973
Payable for variation margin on futures contracts	401,658
Manager fees payable	668,911
Administration fees payable	16,440
Distribution fees payable	477,795
Custodian fees payable	11,768
Administrative and compliance services fees payable	4,637
Transfer agent fees payable	1,513
Trustee fees payable	23,654
Other accrued liabilities	86,706

Total Liabilities	934,621,513

Net Assets	$2,733,336,855

Net Assets Consist of:
Paid in capital	$2,586,978,489
Total distributable earnings	146,358,366

Net Assets	$2,733,336,855

Shares of beneficial interest (unlimited number of shares authorized, no par value)	236,198,628
Net Asset Value (offering and redemption price per share)	$11.57

(a)	Includes securities on loan of $63,115,077.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$17,057,443
Dividends	11,574
Income from securities lending	24,541
Foreign withholding tax	(634)

Total Investment Income	17,092,924

Expenses:
Manager fees	3,756,873
Administration fees	89,185
Distribution fees	2,683,487
Custodian fees	42,794
Administrative and compliance services fees	15,836
Transfer agent fees	3,685
Trustee fees	56,520
Professional fees	49,769
Shareholder reports	26,840
Other expenses	22,087

Total expenses	6,747,076

Net Investment Income/(Loss)	10,345,848

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(3,303,051)
Net realized gains/(losses) on forward currency contracts	(1,130,028)
Net realized gains/(losses) on futures contracts	11,778,656
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(57,483,954)
Change in net unrealized appreciation/depreciation on forward currency contracts	6,540,972
Change in net unrealized appreciation/depreciation on futures contracts	(1,717,467)

Net realized and Change in net unrealized gains/losses on investments	(45,314,872)

Change in Net Assets Resulting From Operations	$(34,969,024)

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,345,848	$29,818,819
Net realized gains/(losses) on investments	7,345,577	79,683,517
Change in unrealized appreciation/depreciation on investments	(52,660,449)	40,761,778

Change in net assets resulting from operations	(34,969,024)	150,264,114

Distributions to Shareholders:
Distributions	—	(46,897,494)

Change in net assets resulting from distributions to shareholders	—	(46,897,494)

Capital Transactions:
Proceeds from shares issued	689,905,867	174,282,361
Proceeds from dividends reinvested	—	46,897,494
Value of shares redeemed	(3,030,469)	(482,673,018)

Change in net assets resulting from capital transactions	686,875,398	(261,493,163)

Change in net assets	651,906,374	(158,126,543)
Net Assets:
Beginning of period	2,081,430,481	2,239,557,024

End of period	$2,733,336,855	$2,081,430,481

Share Transactions:
Shares issued	59,705,591	14,838,788
Dividends reinvested	—	4,015,197
Shares redeemed	(263,093)	(41,915,324)

Change in shares	59,442,498	(23,061,339)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$11.78		$11.21	$10.59	$10.89	$10.67	$10.78

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.17 (a)	0.25 (a)	0.28	0.20	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.27)		0.67	0.64	(0.35)	0.12	0.16

Total from Investment Activities	(0.21)		0.84	0.89	(0.07)	0.32	0.25

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.27)	(0.23)	(0.10)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.14)

Total Dividends	—		(0.27)	(0.27)	(0.23)	(0.10)	(0.36)

Net Asset Value, End of Period	$11.57		$11.78	$11.21	$10.59	$10.89	$10.67

Total Return(b)	(1.78	)%(c)	7.53%	8.38%	(0.58)%	3.01%	2.28%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,733,337		$2,081,430	$2,239,557	$1,936,318	$2,048,679	$2,009,721
Net Investment Income/(Loss)(d)	0.96%		1.45%	2.28%	2.41%	1.87%	1.93%
Expenses Before Reductions(d)(e)	0.63%		0.66%	0.65%	0.65%	0.65%	0.67%
Expenses Net of Reductions(d)	0.63%		0.66%	0.65%	0.65%	0.65%	0.67%
Portfolio Turnover Rate	85	%(c)	140%	119%	144%	214%	288%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

29

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the

30

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,437 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $64,515,973 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2021, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL Enhanced Bond Index Fund	$1,604,625	$—	$56,971

31

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2021, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $14.3 million and the monthly average notional amount for short contracts was $150 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $335.2 million, and the monthly average notional amount for short contracts was $286.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,446	Payable for variation margin on futures contracts*	$1,116,808

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	3,172,775	Unrealized depreciation on forward currency contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$11,778,656	$(1,717,467)

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(1,130,028)	6,540,972

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2021. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021.

32

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

As of June 30, 2021, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$3,172,775	$—
Futures contracts	—	401,658

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,172,775	401,658
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(401,658)

Total assets and liabilities subject to a MNA	$3,172,775	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2021:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Bank National Paribas	$2,606,434	$—	$—	$—	$2,606,434
Bank of New York	566,342	—	—	—	566,342

Total	$3,172,775	$—	$—	$—	$3,172,775

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Enhanced Bond Index Fund	0.35%	0.70%

+ Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Co-Chairs of the Investment Committee receive $3,750 annually, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$71,270,858	$—	$71,270,858
Collateralized Mortgage Obligations	—	109,957,120	—	109,957,120
Corporate Bonds+	—	656,841,506	—	656,841,506
Foreign Bonds+	—	103,673,066	—	103,673,066
Yankee Debt Obligations+	—	141,224,581	—	141,224,581
Municipal Bonds	—	4,396,726	—	4,396,726
U.S. Government Agency Mortgages	—	760,198,617	—	760,198,617
U.S. Treasury Obligations	—	862,481,433	—	862,481,433
Commercial Paper	—	13,087,798	—	13,087,798
Short-Term Security Held as Collateral for Securities on Loan	64,515,973	—	—	64,515,973
Unaffiliated Investment Company	455,016,727	—	—	455,016,727

Total Investment Securities	519,532,700	2,723,131,705	—	3,242,664,405

34

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Other Financial Instruments:*
Futures Contracts	$(1,115,362)	$—	$—	$(1,115,362)
Forward Currency Contracts	—	3,172,775	—	3,172,775

Total Investments	$518,417,338	$2,726,304,480	$—	$3,244,721,818

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward contracts.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$2,009,197,187	$1,642,844,689

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$1,213,133,739	$993,445,802

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2021 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets

GSM 2019 VRN 06/15/2036	1/23/20	$2,316,447	2,315,000	$2,314,630	0.08%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not

35

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

8. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,946,372,995. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$101,110,786
Unrealized (depreciation)	(5,680,871)

Net unrealized appreciation/(depreciation)	$95,429,915

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2020, the Fund utilized $19,792,377 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Enhanced Bond Index Fund	$46,897,494	$—	$46,897,494

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

36

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Enhanced Bond Index Fund	$74,371,939	$14,951,858	$—	$97,077,977	$186,401,774

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, and mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 25% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

37

AZL Enhanced Bond Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

38

FUND		FOR	AGAINST	ABSTAIN
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

39

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

40

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

41

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 26

Statement of Operations Page 26

Statements of Changes in Net Assets Page 27

Financial Highlights Page 28

Notes to the Financial Statements Page 29

Special Joint Meeting of Shareholders Page 36

Other Information Page 38

Statement Regarding the Trust’s Liquidity Risk Management Program Page 39

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1**	$1,000.00	$1,013.00	$0.13	0.47%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$1,067.90	$3.64	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$1,000.00	$1,022.46	$2.36	0.47%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$1,000.00	$1,021.27	$3.56	0.71%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**

Information on this line is given for the stub period 6/21/2021 (commencement of operations for Class 1) through 6/30/2021. Expenses are equal to the average account value for the stub period multiplied by the Fund’s annualized expense ratio for the stub period multiplied by 10/365 to reflect the number of days included in the stub period.

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	40.6%

U.S. Treasury Obligations	20.2

Corporate Bonds	18.1

Unaffiliated Investment Company	12.4

Short-Term Security Held as Collateral for Securities on Loan	7.3

U.S. Government Agency Mortgages	6.6

Yankee Debt Obligations	5.4

Collateralized Mortgage Obligations	2.8

Asset Backed Securities	0.7

Municipal Bonds	0.2

Convertible Bonds	—	†

Bank Loans	—	†

Preferred Stock	—	†

Warrants	—	†

Total Investment Securities	114.3

Net other assets (liabilities)	(14.3)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (40.6%):
Aerospace & Defense (0.8%):
11,533	Curtiss-Wright Corp.	$1,369,659
12,392	Lockheed Martin Corp.	4,688,513
31,536	Moog, Inc., Class A	2,650,916
6,446	Northrop Grumman Corp.	2,342,670
9,908	Teledyne Technologies, Inc.*	4,149,768

		15,201,526

Air Freight & Logistics (0.2%):
14,958	United Parcel Service, Inc., Class B	3,110,815

Airlines (0.1%):
21,484	American Airlines Group, Inc.*	455,676
43,402	Southwest Airlines Co.*	2,304,212

		2,759,888

Automobiles (0.6%):
167,214	Ford Motor Co.*	2,484,800
14,091	Tesla, Inc.*	9,577,653

		12,062,453

Banks (1.8%):
164,020	Bank of America Corp.	6,762,544
95,712	Citigroup, Inc.	6,771,624
65,184	Citizens Financial Group, Inc.	2,989,990
17,961	Eastern Bankshares, Inc.	369,458
4,076	Fifth Third Bancorp	155,825
10,346	First Republic Bank	1,936,461
2,429	Hancock Whitney Corp.	107,945
23,125	Huntington Bancshares, Inc.	329,994
45,037	JPMorgan Chase & Co.	7,005,055
58,946	KeyCorp	1,217,235
13,206	PNC Financial Services Group, Inc. (The)	2,519,176
81,093	Regions Financial Corp.	1,636,457
91,444	Wells Fargo & Co.	4,141,499

		35,943,263

Beverages (0.5%):
142,230	Coca-Cola Co. (The)	7,696,065
13,105	PepsiCo, Inc.	1,941,768

		9,637,833

Biotechnology (0.9%):
16,062	AbbVie, Inc.	1,809,224
285	Alexion Pharmaceuticals, Inc.*	52,358
8,865	Amgen, Inc.	2,160,844
10,681	Biogen, Inc.*	3,698,510
84,621	Gilead Sciences, Inc.	5,827,002
14,594	Incyte Corp.*	1,227,793
4,071	Regeneron Pharmaceuticals, Inc.*	2,273,816
4,825	United Therapeutics Corp.*	865,653

		17,915,200

Building Products (0.2%):
40,086	Johnson Controls International plc	2,751,102
26,357	UFP Industries, Inc.	1,959,380

		4,710,482

Capital Markets (0.8%):
7,369	Ameriprise Financial, Inc.	1,833,997
4,890	Artisan Partners Asset Management, Inc., Class A	248,510
1,889	BlackRock, Inc., Class A	1,652,818
7,985	Charles Schwab Corp. (The)	581,388

Shares		Value
Common Stocks, continued
Capital Markets, continued
9,605	Goldman Sachs Group, Inc. (The)	$3,645,385
10,914	LPL Financial Holdings, Inc.	1,473,172
62,461	Morgan Stanley	5,727,049
3,378	Raymond James Financial, Inc.	438,802
6,067	SEI Investments Co.	375,972

		15,977,093

Chemicals (0.3%):
49,661	CF Industries Holdings, Inc.	2,555,059
16,441	Dow, Inc.	1,040,387
12,359	DuPont de Nemours, Inc.	956,710
2,079	NewMarket Corp.	669,396
15,517	Olin Corp.	717,816

		5,939,368

Commercial Services & Supplies (0.2%):
8,513	Clean Harbors, Inc.*	792,901
20,723	Republic Services, Inc., Class A	2,279,737

		3,072,638

Communications Equipment (0.4%):
3,985	Ciena Corp.*	226,707
129,289	Cisco Systems, Inc.	6,852,317

		7,079,024

Construction & Engineering (0.2%):
27,989	EMCOR Group, Inc.	3,447,965

Construction Materials (0.1%):
6,838	Vulcan Materials Co.	1,190,291

Consumer Finance (0.4%):
25,090	Capital One Financial Corp.	3,881,172
39,944	SLM Corp.	836,427
43,496	Synchrony Financial	2,110,426

		6,828,025

Containers & Packaging (0.0%†):
9,759	International Paper Co.	598,324

Diversified Financial Services (0.8%):
52,788	Berkshire Hathaway, Inc., Class B*	14,670,841
40,308	Jefferies Financial Group, Inc.	1,378,534

		16,049,375

Diversified Telecommunication Services (0.4%):
26,829	AT&T, Inc.	772,139
1,791	Frontier Communications Parent, Inc.*	47,282
127,820	Verizon Communications, Inc.	7,161,755

		7,981,176

Electric Utilities (0.3%):
17,474	Hawaiian Electric Industries, Inc.	738,801
7,787	IDACORP, Inc.	759,233
47,675	NextEra Energy, Inc.	3,493,624
9,154	Portland General Electric Co.	421,816
4,846	Southern Co. (The)	293,231

		5,706,705

Electrical Equipment (0.4%):
13,388	AMETEK, Inc.	1,787,298
12,132	Eaton Corp. plc	1,797,720
48,340	Emerson Electric Co.	4,652,241

		8,237,259

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.1%):
23,977	National Instruments Corp.	$1,013,748
46,037	Vontier Corp.	1,499,885

		2,513,633

Energy Equipment & Services (0.3%):
105,665	Halliburton Co.	2,442,975
125,061	Schlumberger, Ltd.	4,003,202

		6,446,177

Entertainment (0.9%):
33,191	Activision Blizzard, Inc.	3,167,749
27,424	Electronic Arts, Inc.	3,944,394
14,041	Netflix, Inc.*	7,416,597
17,281	Walt Disney Co. (The)*	3,037,481

		17,566,221

Equity Real Estate Investment Trusts (1.0%):
14,386	American Tower Corp.	3,886,234
2,447	Camden Property Trust	324,643
3,444	Corporate Office Properties Trust	96,397
1,172	Crown Castle International Corp.	228,657
946	Extra Space Storage, Inc.	154,974
14,410	Healthcare Realty Trust, Inc.	435,182
27,960	National Storage Affiliates Trust	1,413,658
2,760	Prologis, Inc.	329,903
8,753	PS Business Parks, Inc.	1,296,144
13,084	Public Storage, Inc.	3,934,228
16,185	Realty Income Corp.	1,080,187
5,860	SBA Communications Corp.	1,867,582
825	Simon Property Group, Inc.	107,646
3,781	STAG Industrial, Inc.	141,523
936	Terreno Realty Corp.	60,391
1,877	Ventas, Inc.	107,177
94,025	Weyerhaeuser Co.	3,236,340

		18,700,866

Food & Staples Retailing (0.6%):
12,565	Costco Wholesale Corp.	4,971,593
52,542	Walmart, Inc.	7,409,473

		12,381,066

Food Products (0.5%):
1,865	JM Smucker Co. (The)	241,648
38,394	Kraft Heinz Co. (The)	1,565,707
64,076	Mondelez International, Inc., Class A	4,000,906
40,572	Tyson Foods, Inc., Class A	2,992,591

		8,800,852

Health Care Equipment & Supplies (0.8%):
38,968	Abbott Laboratories	4,517,560
30,160	Baxter International, Inc.	2,427,880
11,645	Edwards Lifesciences Corp.*	1,206,073
12,474	Hill-Rom Holdings, Inc.	1,416,922
2,525	IDEXX Laboratories, Inc.*	1,594,664
978	Intuitive Surgical, Inc.*	899,408
22,699	Medtronic plc	2,817,627
1,612	Quidel Corp.*	206,529
4,939	Stryker Corp.	1,282,806

		16,369,469

Shares		Value
Common Stocks, continued
Health Care Providers & Services (1.2%):
15,647	Anthem, Inc.	$5,974,024
26,820	CVS Health Corp.	2,237,861
3,790	Humana, Inc.	1,677,909
4,245	Laboratory Corp. of America Holdings*	1,170,983
3,024	Select Medical Holdings Corp.	127,794
30,172	UnitedHealth Group, Inc.	12,082,076

		23,270,647

Health Care Technology (0.1%):
4,922	Veeva Systems, Inc., Class A*	1,530,496

Hotels, Restaurants & Leisure (1.4%):
112,639	Carnival Corp., Class A*	2,969,164
9,468	Darden Restaurants, Inc.	1,382,233
27,863	Hilton Worldwide Holdings, Inc.*	3,360,835
23,361	International Game Technology plc*	559,730
32,363	McDonald’s Corp.	7,475,530
37,162	Royal Caribbean Cruises, Ltd.*	3,169,175
27,648	Scientific Games Corp., Class A*	2,141,061
16,148	Starbucks Corp.	1,805,508
55,887	Travel + Leisure Co.	3,322,482
69,995	Wendy’s Co. (The)	1,639,283

		27,825,001

Household Durables (0.6%):
19,820	DR Horton, Inc.	1,791,134
14,601	Lennar Corp., Class A	1,450,609
23,914	Meritage Homes Corp.*	2,249,829
394	NVR, Inc.*	1,959,480
69,034	PulteGroup, Inc.	3,767,185
6,459	Toll Brothers, Inc.	373,395

		11,591,632

Household Products (0.3%):
15,710	Colgate-Palmolive Co.	1,278,009
31,152	Procter & Gamble Co. (The)	4,203,339

		5,481,348

Industrial Conglomerates (0.3%):
4,302	3M Co.	854,506
191,409	General Electric Co.	2,576,365
5,136	Honeywell International, Inc.	1,126,582
2,496	Roper Technologies, Inc.	1,173,619

		5,731,072

Insurance (0.3%):
10,014	Allstate Corp. (The)	1,306,226
22,569	First American Financial Corp.	1,407,177
5,912	MetLife, Inc.	353,833
1,208	Primerica, Inc.	184,993
7,990	Progressive Corp. (The)	784,698
3,552	Selective Insurance Group, Inc.	288,245
1,014	Travelers Cos., Inc. (The)	151,806
6,598	Trupanion, Inc.*	759,430
20,980	WR Berkley Corp.	1,561,541

		6,797,949

Interactive Media & Services (2.7%):
6,520	Alphabet, Inc., Class A*	15,920,471
6,345	Alphabet, Inc., Class C*	15,902,601
57,809	Facebook, Inc., Class A*	20,100,767

		51,923,839

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail (1.7%):
9,214	Amazon.com, Inc.*	$31,697,634
15,131	eBay, Inc.	1,062,348

		32,759,982

IT Services (2.2%):
14,087	Accenture plc, Class A	4,152,707
83	Alliance Data Systems Corp.	8,648
48,595	Amdocs, Ltd.	3,759,309
8,175	Automatic Data Processing, Inc.	1,623,719
30,636	Black Knight, Inc.*	2,388,995
6,479	CACI International, Inc., Class A*	1,652,922
21,665	Cognizant Technology Solutions Corp., Class A	1,500,518
907	EPAM Systems, Inc.*	463,441
4,477	FleetCor Technologies, Inc.*	1,146,381
13,363	GoDaddy, Inc., Class A*	1,162,046
36,490	International Business Machines Corp.	5,349,069
847	Jack Henry & Associates, Inc.	138,493
15,028	MasterCard, Inc., Class A	5,486,573
27,667	PayPal Holdings, Inc.*	8,064,377
24,593	Visa, Inc., Class A	5,750,335
29,057	Western Union Co. (The.)	667,439

		43,314,972

Leisure Products (0.0%†):
4,825	Polaris, Inc.	660,832

Life Sciences Tools & Services (0.7%):
23,569	Agilent Technologies, Inc.	3,483,734
192	Bio-Rad Laboratories, Inc., Class A*	123,704
6,435	Illumina, Inc.*	3,045,106
15,269	Thermo Fisher Scientific, Inc.	7,702,752

		14,355,296

Machinery (0.7%):
27,320	AGCO Corp.	3,561,982
23,043	Caterpillar, Inc.	5,014,848
14,247	Deere & Co.	5,025,059

		13,601,889

Media (0.3%):
90,240	Comcast Corp., Class A	5,145,485

Metals & Mining (0.5%):
61,738	Alcoa Corp.*	2,274,428
98,644	Freeport-McMoRan, Inc.	3,660,679
7,235	Nucor Corp.	694,053
19,343	Reliance Steel & Aluminum Co.	2,918,859

		9,548,019

Multiline Retail (0.4%):
15,113	Dollar General Corp.	3,270,302
17,323	Target Corp.	4,187,662

		7,457,964

Multi-Utilities (0.2%):
43,722	MDU Resources Group, Inc.	1,370,247
19,793	Public Service Enterprise Group, Inc.	1,182,434
11,767	WEC Energy Group, Inc.	1,046,675

		3,599,356

Oil, Gas & Consumable Fuels (1.4%):
178	California Resources Corp.*^	5,365
188	California Resources Corp.*	5,666

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
39,043	Chevron Corp.	$4,089,364
71,741	ConocoPhillips	4,369,027
5,526	Denbury, Inc.*	424,286
2,591	Diamondback Energy, Inc.	243,269
50,865	EOG Resources, Inc.	4,244,176
118,392	Exxon Mobil Corp.	7,468,167
6,167	Hess Corp.	538,503
139,004	Marathon Oil Corp.	1,893,235
18,275	Ovintiv, Inc.	575,114
7,218	PDC Energy, Inc.	330,512
14,781	Pioneer Natural Resources Co.	2,402,208
4,011	Sanchez Energy Corp.*	145,287
499	Texas Pacific Land Corp.	798,270

		27,532,449

Pharmaceuticals (1.7%):
107,471	Bristol-Myers Squibb Co.	7,181,212
11,635	Eli Lilly & Co.	2,670,465
69,957	Johnson & Johnson	11,524,716
67,674	Merck & Co., Inc.	5,263,007
8,877	Organon & Co.*	268,618
147,134	Pfizer, Inc.	5,761,768

		32,669,786

Professional Services (0.0%†):
97	IHS Markit, Ltd.	10,928
4,204	TriNet Group, Inc.*	304,706

		315,634

Road & Rail (0.3%):
8,203	Old Dominion Freight Line, Inc.	2,081,921
12,632	Union Pacific Corp.	2,778,156

		4,860,077

Semiconductors & Semiconductor Equipment (2.4%):
13,444	Applied Materials, Inc.	1,914,426
11,005	Broadcom, Inc.	5,247,624
158,095	Intel Corp.	8,875,453
2,242	Lam Research Corp.	1,458,869
17,086	NVIDIA Corp.	13,670,509
1,962	NXP Semiconductors NV	403,623
53,375	Qualcomm, Inc.	7,628,889
3,359	Semtech Corp.*	231,099
40,505	Texas Instruments, Inc.	7,789,111

		47,219,603

Software (4.0%):
15,178	Adobe, Inc.*	8,888,844
71,758	Box, Inc.*	1,833,417
1,027	Cadence Design Systems, Inc.*	140,514
4,794	Citrix Systems, Inc.	562,192
136,898	Dropbox, Inc., Class A*	4,149,379
22,538	FireEye, Inc.*	455,718
168,943	Microsoft Corp.	45,766,659
14,012	Nutanix, Inc., Class A*	535,539
58,523	Oracle Corp.	4,555,430
2,788	salesforce.com, Inc.*	681,025
1,607	ServiceNow, Inc.*	883,127
21,070	SS&C Technologies Holdings, Inc.	1,518,304
18,334	Synopsys, Inc.*	5,056,334

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares, Contracts or Principal Amount		Value
Common Stocks, continued
Software, continued
9,115	Workday, Inc., Class A*	$2,176,115

		77,202,597

Specialty Retail (0.8%):
6,717	AutoNation, Inc.*	636,839
521	Dick’s Sporting Goods, Inc.	52,199
21,823	Home Depot, Inc. (The)	6,959,136
10,438	L Brands, Inc.	752,162
34,848	Lowe’s Cos., Inc.	6,759,467
2,217	O’Reilly Automotive, Inc.*	1,255,288

		16,415,091

Technology Hardware, Storage & Peripherals (2.5%):
332,351	Apple, Inc.	45,518,793
23,183	NetApp, Inc.	1,896,833
7,654	Seagate Technology Holdings plc	673,016
1,518	Western Digital Corp.*	108,036

		48,196,678

Textiles, Apparel & Luxury Goods (0.1%):
14,598	Nike, Inc., Class B	2,255,245

Tobacco (0.2%):
16,959	Altria Group, Inc.	808,605
24,282	Philip Morris International, Inc.	2,406,589

		3,215,194

Wireless Telecommunication Services (0.0%†):
11,808	United States Cellular Corp.*	428,748

Total Common Stocks (Cost $707,356,728)		791,133,868

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 5.50%, 8/16/23	101,370

Total Preferred Stock (Cost $117,395)		101,370

Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24	484
5,233	Occidental Petroleum Corp., 8/3/27	72,791

		73,275

Total Warrants (Cost $50,290)		73,275

Asset Backed Securities (0.7%):
$244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	171,837
230,858	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	228,092
974,048	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	963,594
141,711	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	136,062
270,053	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	264,056
180,774	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	178,070
1,177,000	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	1,176,968

Principal Amount		Value
Asset Backed Securities, continued
$561,792	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	$554,546
111,979	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	112,648
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	207,711
265,846	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	265,482
222,623	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	226,438
278,605	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	277,605
381,000	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	383,726
5,050,350	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	5,112,789
356,040	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	379,765
215,384	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	218,538
222,332	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	218,608
216,700	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	219,142
244,115	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	239,335
251,185	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	249,874
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	204,574
358,388	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	355,303
356,092	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	354,247
251,745	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	253,722

Total Asset Backed Securities (Cost $13,076,854)		12,952,732

Collateralized Mortgage Obligations (2.8%):
250,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.56%(US0003M+138bps), 10/15/31, Callable 10/15/21 @ 100(a)	250,455
310,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.44%(US0003M+121bps), 1/17/32, Callable 1/17/22 @ 100(a)	309,752
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(a)	386,718
324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.50%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	324,025

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.52%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	$250,409
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A(US0003M+114bps), 7/20/34(a)	250,501
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.50%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	256,098
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A(US0003M+113bps), 7/15/34(a)	853,000
250,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 1.88%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	250,000
250,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.46%(US0003M+122bps), 1/15/33, Callable 1/15/22 @ 100(a)	250,335
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.67%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(a)	273,049
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	184,301
233,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.82%(US0001M+275bps), 11/15/25(a)	236,225
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	32,070
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.44%(US0003M+122bps), 1/20/32, Callable 1/20/22 @ 100(a)	310,016
305,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.58%(US0003M+140bps), 10/15/32, Callable 10/15/21 @ 100(a)	305,359
265,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.52%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	265,547
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	39,034
139,000	BFLD Trust, Class A, Series 2020-OBRK, 2.12%(US0001M+205bps), 11/15/28(a)	140,738
309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.17%(US0003M+99bps), 4/15/29, Callable 7/15/21 @ 100(a)	308,163
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.37%(US0001M+130bps), 4/15/34(a)	171,897
138,780	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.67%(US0001M+160bps), 12/15/29(a)	138,780
181,481	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.32%(US0001M+125bps), 12/15/29(a)	181,481
165,664	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.32%(US0001M+125bps), 10/15/36(a)	165,826
117,429	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.19%(US0001M+112bps), 12/15/36(a)	117,429

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$329,517	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.87%(US0001M+180bps), 10/15/36(a)	$329,836
132,169	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.15%(US0001M+108bps), 10/15/36(a)	132,298
148,485	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.07%(US0001M+100bps), 12/15/29(a)	148,485
90,293	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.70%(US0001M+263bps), 9/15/37(a)	67,932
234,464	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.52%(US0001M+145bps), 10/15/36(a)	234,691
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 1.97%(US0001M+190bps), 4/15/34(a)	118,348
198,447	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.07%(US0001M+100bps), 11/15/32(a)	199,048
411,487	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.87%(US0001M+80bps), 12/15/29(a)	412,055
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.67%(US0001M+160bps), 4/15/34(a)	112,649
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.87%(US0001M+180bps), 11/15/35(a)	94,522
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.07%(US0001M+100bps), 4/15/34(a)	5,016,999
5,000,000	BX Trust, Class A, Series 2021-SOAR, 0.77%(US0001M+67bps), 6/15/38(a)	5,004,950
700,000	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 100(a)(b)	700,000
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.53%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	250,496
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.24%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	235,212
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.45%(US0003M+127bps), 10/25/32, Callable 10/25/21 @ 100(a)	250,088
99,275	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.82%(US0001M+175bps), 6/15/34(a)	98,527
99,275	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.57%(US0001M+150bps), 6/15/34(a)	99,014
403,058	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.19%(US0001M+112bps), 6/15/34(a)	403,311

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$247,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.89%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	$247,968
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.53%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(a)	410,441
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.35%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	309,280
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	61,565
3,766,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	3,887,303
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.30%(US0001M+123bps), 5/15/36(a)	140,200
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	213,387
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	100,718
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	98,704
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	86,698
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.32%(US0001M+225bps), 12/15/30(a)	839,265
290,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.49%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	289,713
250,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.52%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	250,364
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 1/18/22 @ 100(a)	250,210
250,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.53%(US0003M+135bps), 10/15/32, Callable 10/15/21 @ 100(a)	250,192
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.37%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	250,261
300,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A, 1.83%(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(a)	300,470
310,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.55%(US0003M+137bps), 10/15/32, Callable 1/15/22 @ 100(a)	310,414
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.43%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(a)	251,316
336,000	Extended Stay America Trust, Class D, Series 2021-ESH, 2.33%(US0001M+225bps), 7/15/38(a)	338,414
305,000	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%(US0001M+138bps), 7/15/38(a)	306,048

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$535,000	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+108bps), 7/15/38(a)	$536,504
225,000	Extended Stay America Trust, Class C, Series 2021-ESH, 1.78%(US0001M+170bps), 7/15/38(a)	225,914
300,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.46%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(a)	300,460
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.26%(US0003M+111bps), 7/19/34(a)	250,025
286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.48%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	286,351
210,000	GB Trust, Class A, Series 2020-FLIX, 1.19%(US0001M+112bps), 8/25/37(a)	210,170
2,500,000	GB Trust, Class C, Series 2020-FLIX, 1.67%(US0001M+160bps), 8/15/37(a)	2,502,025
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	89,787
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	67,322
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	43,135
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.17%(US0001M+110bps), 3/15/38(a)	100,185
285,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.77%(US0001M+70bps), 3/15/38(a)	285,399
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.47%(US0001M+140bps), 3/15/38(a)	100,369
100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.82%(US0001M+175bps), 3/15/38(a)	100,320
100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.95%(US0001M+88bps), 3/15/38(a)	100,140
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 1/15/22 @ 100(a)	250,314
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(a)	320,832
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A(US0003M+112bps), 7/15/34(a)	250,000
330,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.83%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(a)	330,000
324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.48%(US0003M+130bps), 7/15/32(a)	324,099
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.51%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	250,698
248,786	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.10%(US0003M+92bps), 1/22/28, Callable 7/22/21 @ 100(a)	248,623

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.21%(US0003M+102bps), 4/20/34, Callable 4/20/22 @ 100(a)	$249,809
280,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.09%(US0003M+99bps), 1/15/34, Callable 1/15/22 @ 100(a)	279,888
500,000	Magnetite, Ltd., Class A, Series 24, 1.51%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	500,418
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.87%(US0001M+80bps), 4/15/38(a)	260,135
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.26%(US0003M+107bps), 10/20/30, Callable 7/20/21 @ 100(a)	314,268
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	53,730
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	57,581
236,041	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.32%(US0001M+125bps), 6/15/35(a)	236,792
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	152,336
567,462	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.57%(US0001M+150bps), 6/15/35(a)	567,462
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	404,269
324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.49%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	324,000
147,557	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.54%(US0001M+145bps), 12/15/37(a)	147,557
170,672	RETL, Class C, Series 2019-RVP, 2.17%(US0001M+210bps), 3/15/36(a)	170,223
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A(US0003M+112bps), 4/20/34(a)	333,300
250,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.50%(US0003M+132bps), 1/15/34, Callable 1/15/22 @ 100(a)	250,279
250,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.19%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(a)	249,691
10,250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.19%(US0003M+100bps), 1/20/29, Callable 7/20/21 @ 100(a)	10,255,053
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	20,290
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	286,197

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$300,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.79%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(a)	$300,067
390,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.49%(US0003M+130bps), 10/20/31, Callable 10/20/21 @ 100(a)	390,156
283,000	Voya CLO, Ltd., Class A, Series 2020-1A, 1.88%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	283,067
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.46%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	335,012
185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.27%(US0001M+120bps), 5/15/31(a)	185,465
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	180,397

Total Collateralized Mortgage Obligations (Cost $53,297,059)		53,312,714

Convertible Bonds (0.0%†):
Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	27,974

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25	52,379
27,000	Vail Resorts, Inc., 0.00%, 1/1/26(a)	27,948

		80,327

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	38,728

Oil, Gas & Consumable Fuels (0.0%†):
49,049	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	166,767
28,350	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	106,312

		273,079

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	22,865
23,000	KBR, Inc., 2.50%, 11/1/23	35,896

		58,761

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	15,163

Total Convertible Bonds (Cost $279,408)		494,032

Bank Loans (0.0%†):
Chemicals (0.0%†):
15,000	Consolidated Energy Term Loan, 0.04%, 5/7/25	14,625

Construction & Engineering (0.0%†):
866	Convergint Tech Term 1 Loan, 0.00%, 3/17/28	868
35,000	Convergint Tech Term 2 Loan, 0.00%, 3/18/29	34,869
4,134	Convergint Tech Term B 1 Loan, 0.00%, 3/31/28	4,146

		39,883

Diversified Financial Services (0.0%†):
96,022	Intelsat Jackson Holdings SA, 0.06%, 7/13/22	96,562
10,000	Intelsat Jackson Holdings SA, 0.06%, 1/2/24	10,169

		106,731

IT Services (0.0%†):
169,564	GTT Communications Term B, 0.00%, 5/31/25	133,193

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Software (0.0%†):
$3,385	Ion Analytics, Inc., 0.00%, 2/4/28	$3,394
54,725	Ultimate Software Group, Inc. (The), 0.03%, 5/4/26, Callable 8/6/21 @ 100	54,731

		58,125

Total Bank Loans (Cost $351,061)		352,557

Corporate Bonds (18.1%):
Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,320,805
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	171,686
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,419,009
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	134,431
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,588,854
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	315,425
445,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a)	451,675
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,025
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	150,075
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 8/9/21 @ 105.16	42,200
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/9/21 @ 103.19	41,400
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	37,231
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	1,727,406
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	313,100

		7,719,322

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)	260,419
525,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	557,156

		817,575

Automobiles (0.0%†):
40,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	41,050
270,000	Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(a)	278,100
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	245,110
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	218,128

		782,388

Banks (1.9%):
3,840,000	Bank of America Corp., 4.20%, 8/26/24, MTN	4,201,071
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	450,323

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	$171,138
3,200,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	3,476,349
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	73,763
165,000	CIT Group, Inc., 6.13%, 3/9/28	201,712
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	758,294
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,612,012
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,241,676
3,456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	4,046,782
4,105,000	JPMorgan Chase & Co., 3.88%, 9/10/24	4,465,054
4,000,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	4,734,168
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	189,779
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,876,290
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	3,127,707
1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	2,467,611

		36,093,729

Beverages (0.6%):
2,400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,945,719
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,447,550
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	177,705
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	487,889
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	418,340
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	3,526,920
20,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	20,125

		11,024,248

Biotechnology (0.1%):
1,050,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,067,509

Building Products (0.0%†):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	829,781

Capital Markets (1.2%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	490,704
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,896,964
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	3,235,559
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	186,534

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$50,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(a)	$50,250
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,205,556
1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,206,690
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,996,647
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,824,275
485,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(a)	533,477
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	2,631,402
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	393,754
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	15,562
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	36,706
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	55,412

		22,759,492

Chemicals (0.2%):
430,000	CF Industries, Inc., 5.15%, 3/15/34	521,375
15,000	CF Industries, Inc., 4.95%, 6/1/43	17,681
660,000	CF Industries, Inc., 5.38%, 3/15/44	817,575
510,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	552,712
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	976,763
390,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26, Callable 6/30/23 @ 103.75(a)	396,825
10,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27, Callable 12/31/23 @ 103.5^(a)	10,037
310,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 102.81^	341,388
375,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	399,375
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	25,813
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	350,000
50,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	53,000

		4,462,544

Commercial Services & Supplies (0.0%†):
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	449,350
25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(a)	26,062

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(a)	$26,375
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63^(a)	47,812
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	269,663

		819,262

Construction & Engineering (0.1%):
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	25,313
740,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/9/21 @ 104.25(a)	751,100
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	271,012
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	57,062
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	25,719
660,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	686,400

		1,816,606

Consumer Finance (1.4%):
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	2,180,459
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	91,315
100,000	Ally Financial, Inc., 5.13%, 9/30/24	112,608
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	260,131
1,837,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	2,109,894
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	615,304
1,513,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	1,569,789
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,963,579
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	387,121
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/10/21 @ 100	1,000,571
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	265,615
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,040,015
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,547,307
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	313,321
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	575,189
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	319,658
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	360,321
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,029,791

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	$60,578
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	695,581
130,000	General Motors Acceptance Corp., 8.00%, 11/1/31	186,649
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,289,113
20,000	Navient Corp., 7.25%, 1/25/22, MTN	20,750
445,000	OneMain Finance Corp., 6.88%, 3/15/25	501,738
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	296,844
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	426,238
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	77,810
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	265,713
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	871,837
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	4,001,874

		27,436,713

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(a)	5,156

Diversified Consumer Services (0.1%):
445,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(a)	452,788
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	21,972
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	372,313
485,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/9/21 @ 101.72(a)	494,094
875,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69(a)	942,812

		2,283,979

Diversified Financial Services (0.1%):
38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	40,137
45,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	47,588
565,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 8/9/21 @ 101.72(a)	572,769
496,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 8/9/21 @ 103.94(a)	516,460
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	14,456
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	547,175
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	196,957

		1,935,542

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.6%):
$28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	$30,597
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	159,065
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	75,181
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	514,749
2,734,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	2,839,847
310,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	335,575
915,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	950,456
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,200
55,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(a)	56,306
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	25,344
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 8/9/21 @ 102(a)	54,519
470,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	479,987
40,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	42,800
45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	46,350
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	47,756
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	5,578
60,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(a)	60,675
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,795,838
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	213,262
2,500,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	2,351,595

		12,096,680

Electric Utilities (0.6%):
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	988,050
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	10,150
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	170,384
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	53,517
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	590,738
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	897,590
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	1,091,605

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	$1,224,378
2,000,000	FirstEnergy Corp., 7.38%, 11/15/31	2,733,504
255,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	267,750
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	146,200
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	17,935
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	19,575
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	39,300
438,057	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	466,531
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	813,120
1,170,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5^	1,177,312
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	313,785
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	620,881

		11,642,305

Electrical Equipment (0.0%†):
55,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	60,500
65,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	65,975

		126,475

Entertainment (0.2%):
780,000	Netflix, Inc., 4.88%, 4/15/28	905,775
25,000	Netflix, Inc., 6.38%, 5/15/29	31,875
25,000	Netflix, Inc., 5.38%, 11/15/29(a)	30,313
3,000,000	Walt Disney Co. (The), 3.80%, 3/22/30	3,433,122

		4,401,085

Equity Real Estate Investment Trusts (1.7%):
1,184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	1,447,440
102,000	American Homes 4 Rent LP, 2.38%, 7/15/31, Callable 4/15/31 @ 100	100,865
1,264,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	1,344,193
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,124,229
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,367,322
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	69,383
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	385,241
528,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	555,074
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	282,526

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,803,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	$2,016,976
46,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	46,415
68,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	69,792
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	10,000
45,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	46,108
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	191,007
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 8/9/21 @ 101.96^	35,600
430,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	426,725
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	37,561
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	72,298
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	66,912
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	461,190
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	797,615
73,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	74,366
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	26,781
765,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	816,638
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	121,249
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	110,071
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,427,824
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,655,837
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	136,772
42,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	45,413
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	16,559
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	313,110
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(a)	97,931
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(a)	76,670
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	39,705

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	$42,488
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	44,265
310,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	296,041
69,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	71,068
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	108,977
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,290,185
171,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	171,082
438,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	462,698
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	321,754
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,298,419
85,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 8/9/21 @ 103	69,275
645,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 8/9/21 @ 103.56(a)	667,575
780,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(a)	833,625
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	122,853
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	146,913
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	385,708
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100^	1,699,313
65,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	70,682
31,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	31,426
1,238,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	1,290,780
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	61,275
335,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	347,981
335,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	355,938
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	72,834
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	436,666
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	3,369,177
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	73,256

		32,055,652

Principal Amount		Value
Corporate Bonds, continued
Food & Staples Retailing (0.1%):
$25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(a)	$26,125
50,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	49,313
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	639,788
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44(a)	474,481
335,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	352,588
120,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	139,069
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	119,451
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	217,884
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38^(a)	48,375
160,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a)	162,600

		2,229,674

Food Products (0.2%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	109,175
915,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	1,032,806
700,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	777,000
375,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	457,072
10,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	11,281
45,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	54,347
350,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13^(a)	362,250
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	47,756
405,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	403,482
270,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	267,975

		3,523,144

Health Care Equipment & Supplies (0.0%†):
350,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	346,938

Health Care Providers & Services (1.1%):
140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	141,575
350,000	Centene Corp., 5.38%, 6/1/26, Callable 7/23/21 @ 104.03(a)	364,000
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	3,967,369

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,260,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	$1,272,600
1,190,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,306,025
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	255,412
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	106,500
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	272,213
65,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	65,650
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	45,000
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,040,761
1,000,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	1,289,017
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	651,131
1,078,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,193,483
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	426,820
780,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	799,500
20,000	HCA, Inc., 4.75%, 5/1/23	21,450
780,000	HCA, Inc., 5.38%, 2/1/25	879,450
660,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	700,425
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	41,600
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(a)	25,656
416,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(a)	458,640
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	615,812
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	541,875
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(a)	297,950
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	135,998
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	15,863

		20,931,775

Hotels, Restaurants & Leisure (0.5%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	15,937
445,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	460,575
1,010,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 7/19/21 @ 102.63(a)	1,020,100
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(a)	409,063
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(a)	613,731

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	$125,000
134,560	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 8/6/21 @ 100	133,550
765,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	812,813
605,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 8/9/21 @ 101.69(a)	608,781
40,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	40,800
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	46,631
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	40,500
1,586,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	1,781,979
230,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13(a)	268,525
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	20,950
20,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(a)	21,475
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(a)	21,950
470,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(a)	541,675
284,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 8/9/21 @ 102.5(a)	288,260
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)	517,650
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(a)	299,306
255,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	274,444
390,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100^(a)	418,275
510,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	554,625
350,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	366,188

		9,702,783

Household Durables (0.0%†):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(a)	65,162
160,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	160,800
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	12,500
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(a)	14,888
510,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	573,750

		827,100

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Products (0.0%†):
$55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	$55,481

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	1,559,037
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	1,542,683
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	31,425
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	457,413
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	36,137
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,550
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	15,881

		3,663,126

Industrial Conglomerates (0.1%):
550,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	581,625
50,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100(a)	51,500
1,115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	1,148,450

		1,781,575

Insurance (0.5%):
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	631,587
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	891,257
1,600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	1,755,286
820,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 8/9/21 @ 105.81(a)	869,200
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	40,050
2,597,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	2,736,589
390,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/19/21 @ 103.5(a)	403,650
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	550,501
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	255,141
1,000,000	Unum Group, 5.75%, 8/15/42	1,246,680
685,000	USI, Inc., 6.88%, 5/1/25, Callable 8/9/21 @ 101.72(a)	696,987

		10,076,928

Principal Amount		Value
Corporate Bonds, continued
Interactive Media & Services (0.0%†):
$25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06^(a)	$25,375
525,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(a)	507,937
60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 102.69^(a)	61,500

		594,812

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	24,719
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	10,338
470,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	467,062
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	15,337
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06^(a)	613,250
255,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	269,025
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	45,900
40,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100^(a)	40,600
40,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100(a)	40,200
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	35,656
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	35,919

		1,598,006

Leisure Products (0.0%†):
89,000	Hasbro, Inc., 2.60%, 11/19/22	91,570
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	215,003
9,000	Mattel, Inc., 6.75%, 12/31/25	9,450
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,444
8,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	9,140

		330,607

Life Sciences Tools & Services (0.0%†):
510,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	538,050
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	15,506
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	30,338

		583,894

Machinery (0.0%†):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	56,444
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	173,187

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Machinery, continued
$230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	$232,300
45,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	45,788
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	46,125

		553,844

Media (1.2%):
255,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 107.88(a)	271,575
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	25,531
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	19,850
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	15,319
219,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 8/9/21 @ 102.88(a)	226,391
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	67,763
1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	1,318,750
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	402,675
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	275,400
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	1,700,084
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	3,065,047
1,130,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	1,178,025
335,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	333,325
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	2,559,943
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	458,121
605,000	DISH DBS Corp., 7.75%, 7/1/26	683,650
54,000	DISH Network Corp., 2.38%, 3/15/24	52,394
146,000	DISH Network Corp., 3.38%, 8/15/26	148,812
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	70,417
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,285,105
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	120,226
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38^(a)	139,125
430,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	445,050
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(a)	550,594

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$350,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 8/9/21 @ 102.69(a)	$361,375
270,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	282,825
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	32,625
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	25,312
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	372,750
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	248,400
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21	623,035
2,439,000	Time Warner Cable, Inc., 6.55%, 5/1/37	3,323,186
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	407,415
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,096,999
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	86,179
35,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)	37,844
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(a)	246,837

		23,557,954

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(a)	46,800
20,000	Allegheny Technologies, Inc., 7.88%, 8/15/23, Callable 5/15/23 @ 100	21,900
686,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	720,300
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31^(a)	47,250
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(a)	47,250
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	27,236
485,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	499,550

		1,410,286

Mortgage Real Estate Investment Trusts (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	40,000
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	46,912

		86,912

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	1,164,813
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	1,303,680
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	156,387
339,000	Sempra Energy, 6.00%, 10/15/39	472,182

		3,097,062

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (2.5%):
$430,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 8/9/21 @ 102.5^	$439,675
335,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	360,544
405,000	Apache Corp., 4.88%, 11/15/27, Callable 5/15/27 @ 100	437,400
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	47,025
10,000	Apache Corp., 7.38%, 8/15/47	11,926
270,000	California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57(a)	283,500
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102(a)	150,800
525,000	Chesapeake Energy Corp., 5.50%, 2/1/26, Callable 2/5/23 @ 102.75(a)	553,875
40,000	Chesapeake Energy Corp., 5.88%, 2/1/29, Callable 2/5/24 @ 102.94(a)	43,200
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	283,154
375,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(a)	389,063
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	21,600
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	148,170
47,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 8/9/21 @ 103.75^(a)	48,763
55,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	58,437
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(a)	25,500
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	579,575
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/9/21 @ 102.88^	43,155
578,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	594,617
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	832,762
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	603,487
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88^(a)	20,100
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	255,875
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	3,297,175
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	651,000
25,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	26,375

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63(a)	$27,852
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	40,550
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	132,070
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	21,400
270,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 8/9/21 @ 104.13(a)	279,787
295,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	313,438
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,580,067
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	125,080
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,535
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	70,769
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	118,401
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	96,178
1,743,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	2,021,880
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	71,439
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	158,240
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	105,099
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	370,125
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	55,750
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	45,675
295,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	315,281
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	33,450
2,000,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	2,244,084
416,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	462,800
71,000	Hess Corp., 7.30%, 8/15/31	95,672
50,000	Hess Corp., 7.13%, 3/15/33	67,312
69,000	Hess Corp., 5.60%, 2/15/41	85,819
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,517,257
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/9/21 @ 104.22(a)	421,200
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	100,759
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	58,666

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	$160,917
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	135,945
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	126,719
115,000	MPLX LP, 1.22% (US0003M+110 bps), 9/9/22, Callable 8/9/21 @ 100	115,144
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	120,769
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	177,285
1,063,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	1,245,039
1,188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	1,539,945
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	406,087
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 103.38(a)	410,500
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(a)	392,813
264,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	269,940
406,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	449,138
355,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	362,544
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	30,262
406,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	408,538
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	340,106
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,840,980
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	20,420
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	93,210
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	41,635
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	28,250
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	487,388
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	284,306
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	399,900
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	51,425
79,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	74,754
605,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63^(a)	608,025
80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	53,600
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/9/21 @ 104.31	20,850

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$20,000	Phillips 66, 3.70%, 4/6/23	$21,123
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	28,567
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,256,316
1,162,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,223,213
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	279,450
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	102,125
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	385,669
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/15/21 @ 101.81(a)(c)(d)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/9/21 @ 101.88	9,900
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 9/15/21 @ 103.38^	50,875
310,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 8/9/21 @ 105.63	327,825
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,238
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	255,915
430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25(a)	437,525
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	364,000
510,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	530,400
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	27,469
445,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44(a)	481,713
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102(a)	46,181
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	46,102
71,000	Valero Energy Corp., 2.70%, 4/15/23	73,577
41,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	43,410
390,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	406,575
60,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	62,025
157,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	167,990
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	1,067,500
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	71,445

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,000,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	$1,056,250
525,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	588,000
3,554,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	3,872,634
1,000,000	Williams Cos., Inc. (The), 5.75%, 6/24/44, Callable 12/24/43 @ 100	1,314,008
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	175,558
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	309,957

		48,082,357

Paper & Forest Products (0.0%†):
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56(a)	46,350

Pharmaceuticals (0.2%):
390,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)	362,212
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	1,114,317
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	430,537
57,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	57,392
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	194,211
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	89,015
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	31,180
30,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	30,600
50,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(a)	51,500
126,000	Upjohn, Inc., 1.13%, 6/22/22(a)	126,851
40,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	40,523
1,406,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	1,421,012
90,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	95,577

		4,044,927

Professional Services (0.0%†):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	145,600
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(a)	354,263
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	364,312

		864,175

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	211,549

Principal Amount		Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(a)	$151,163
725,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	763,062

		1,125,774

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(a)	64,928
4,136,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	4,064,418
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	552,335
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	1,685,042
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(a)	218,084
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	323,175
375,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(a)	379,688
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	51,313

		7,338,983

Software (0.3%):
40,000	Acuris Finance Us Inc / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	39,850
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	37,450
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	21,775
25,000	Clarivate Science Holdings Corp., 3.88%, 6/30/28, Callable 6/30/24 @ 101.94(a)	25,156
25,000	Clarivate Science Holdings Corp., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	25,656
30,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(a)	29,850
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	256,330
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,335,355
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	410,427
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	3,109,095

		6,290,944

Specialty Retail (0.3%):
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	37,869
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	53,507
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,396,448
430,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	449,887
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	652,575

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail, continued
$1,165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	$1,378,110
2,051,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	2,365,217
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	21,375
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(a)	16,069

		6,371,057

Technology Hardware, Storage & Peripherals (0.1%):
1,200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	1,299,620
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	64,694
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	98,737
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	123,498
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	110,489

		1,697,038

Textiles, Apparel & Luxury Goods (0.0%†):
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(a)	44,719

Tobacco (0.1%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	307,513
191,000	Altria Group, Inc., 4.50%, 5/2/43	205,374
175,000	Altria Group, Inc., 5.38%, 1/31/44	207,800
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	91,951
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	256,927
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	144,974
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(a)	46,463

		1,261,002

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	321,857
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,644,819
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	29,625
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(a)	30,675
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	15,450

		3,042,426

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,755,600
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,622,362
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	3,159,282

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	$42,800
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	46,433
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	479,072
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	64,608
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	130,143

		7,300,300

Total Corporate Bonds (Cost $344,735,078)		352,637,996

Yankee Debt Obligations (5.4%):
Aerospace & Defense (0.1%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	2,052,500
10,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 8/9/21 @ 105.63(a)	10,475
40,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 8/9/21 @ 102.5^(a)	41,000
55,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(a)	57,062

		2,161,037

Banks (1.5%):
585,000	Barclays plc, 4.38%, 1/12/26	654,148
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,683,185
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,765,283
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	212,042
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	591,449
205,000	HSBC Holdings plc, 4.25%, 3/14/24	222,155
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	1,198,776
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	217,209
5,656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	6,324,041
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,554,291
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,742,232
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	600,961
2,625,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,939,380
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100^(a)	677,015
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	3,828,801
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	360,620
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	203,984

		29,775,572

Capital Markets (0.8%):
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	4,166,185
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	2,820,532

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets, continued
$670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	$696,616
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	833,520
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	509,645
487,000	Deutsche Bank AG, 5.00%, 2/14/22	500,478
860,000	Deutsche Bank AG, 3.30%, 11/16/22	889,248
3,979,000	Deutsche Bank AG, 4.50%, 4/1/25	4,276,390

		14,692,614

Chemicals (0.1%):
15,000	Consolidated Energy Finance SA, 3.87% (US0003M+375 bps), 6/15/22, Callable 7/19/21 @ 100(a)	14,925
25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 8/9/21 @ 103.44(a)	25,437
350,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 7/19/21 @ 104.88(a)	355,250
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	549,525
230,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	247,825
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	265,140
660,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 8/9/21 @ 102.88(a)	677,325

		2,135,427

Containers & Packaging (0.0%†):
15,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	15,600
25,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19(a)	25,312
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	777,000

		817,912

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	33,000
980,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	1,011,850

		1,044,850

Diversified Financial Services (0.3%):
860,000	Altice Financing SA, 7.50%, 5/15/26, Callable 7/22/21 @ 103.75(a)	895,475
780,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	767,325
1,601,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	1,705,065
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(a)	438,600
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,490,500
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	763,425

		6,060,390

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services (0.1%):
$1,155,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	$1,258,950
700,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(a)	692,125
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	472,350
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	26,250
55,000	Telecom Italia SpA, 6.00%, 9/30/34	63,525

		2,513,200

Energy Equipment & Services (0.0%†):
405,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	405,000

Hotels, Restaurants & Leisure (0.1%):
35,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	37,013
525,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	506,625
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(a)	47,475
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	42,100
310,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	322,400

		955,613

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	1,552,329
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(a)	1,237,160
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	227,500

		3,016,989

Marine (0.0%†):
310,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.25%, 8/15/22, Callable 8/9/21 @ 100(a)	309,225

Media (0.0%†):
590,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	612,863
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	340,862

		953,725

Metals & Mining (0.1%):
860,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/19/21 @ 105.16(a)	901,925
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	38,063
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,437
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109^(a)	89,675

		1,035,100

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Multi-Utilities (0.1%):
$1,373,000	InterGen NV, 7.00%, 6/30/23, Callable 8/9/21 @ 100^(a)	$1,362,702

Oil, Gas & Consumable Fuels (1.2%):
1,100,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100	1,196,250
1,028,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	1,305,560
2,502,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	2,795,985
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/19/21 @ 103.38(a)	342,956
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(a)	539,325
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	154,596
1,135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	1,279,954
645,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/9/21 @ 100(a)	645,000
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	601,725
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,530,050
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,236,603
4,500,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	4,375,112
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,972,375
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	4,233,570
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	298,813
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	45,956

		23,553,830

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/9/21 @ 102.75(a)	302,375
84,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	83,895
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	126,206
371,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 8/9/21 @ 102.04(a)	379,348

		891,824

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	60,675

Sovereign Bond (0.4%):
300,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	326,458
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	345,507
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/9/21 @ 100	14,249
342,505	Argentine Republic Government International Bond, 0.13%, 7/9/30, Callable 8/9/21 @ 100	122,446
627,494	Argentine Republic Government International Bond, 0.13%, 7/9/35, Callable 8/9/21 @ 100	198,445
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	308,763

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$900,000	Dominican Republic, 5.50%, 1/27/25(a)	$988,875
3,150,000	Dominican Republic, 6.00%, 7/19/28(a)	3,579,188
375,000	Indonesia Government International Bond, 3.85%, 10/15/30^	417,204
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	426,568
200,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	217,762
350,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	395,689
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	425,837
200,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	214,093
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	215,060
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	240,487

		8,436,631

Tobacco (0.0%†):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	473,106

Trading Companies & Distributors (0.2%):
2,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,299,662
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	348,445
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	176,482
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	178,950

		3,003,539

Wireless Telecommunication Services (0.1%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	355,987
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	491,063
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	307,169

		1,154,219

Total Yankee Debt Obligations (Cost $104,077,333)		104,813,180

Municipal Bonds (0.2%):
California (0.0%†):
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	236,005
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,051

		252,056

Illinois (0.2%):
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,793,038
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	67,917

		3,860,955

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Municipal Bonds, continued
New Jersey (0.0%†):
$339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	$439,408

Total Municipal Bonds (Cost $3,805,356)		4,552,419

U.S. Government Agency Mortgages (6.6%):
Federal Home Loan Mortgage Corporation (0.4%)
32,403	2.50%, 6/1/31, Pool #G18604	33,909
37,822	2.50%, 6/1/31, Pool #J34501	39,823
51,779	2.50%, 7/1/31, Pool #V61246	54,427
92,396	2.50%, 8/1/31, Pool #V61273	96,990
242,424	3.50%, 3/1/32, Pool #C91403	259,271
698,905	3.50%, 7/1/32, Pool #C91467	747,520
196,443	2.50%, 12/1/32, Pool #G18669	205,420
49,323	2.50%, 3/1/33, Pool #G18680	51,508
196,886	3.00%, 4/1/33, Pool #G18684	207,486
29,000	3.00%, 4/1/33, Pool #K90336	30,896
62,028	3.00%, 5/1/33, Pool #G16550	65,376
34,567	3.00%, 6/1/33, Pool #K90684	36,802
70,549	3.00%, 6/1/33, Pool #K90632	75,136
50,091	3.00%, 6/1/33, Pool #K90806	53,334
30,011	3.00%, 6/1/33, Pool #C91709	31,961
148,471	2.50%, 7/1/33, Pool #G16661	155,233
137,912	3.00%, 7/1/33, Pool #C91714	146,880
43,317	3.00%, 4/1/34, Pool #G16829	45,880
211,969	3.50%, 10/1/34, Pool #C91793	227,088
553,646	4.00%, 5/1/37, Pool #C91938	596,957
247,073	4.00%, 11/1/40, Pool #A95150	265,634
320,409	3.50%, 1/1/44, Pool #G60271	349,548
634,352	3.50%, 1/1/44, Pool #G07922	686,577
90,576	4.00%, 2/1/45, Pool #G07949	99,479
79,080	3.50%, 11/1/45, Pool #Q37467	85,721
22,858	4.00%, 4/1/46, Pool #V82292	24,958
9,091	4.00%, 4/1/46, Pool #Q39975	9,986
159,120	3.50%, 9/1/46, Pool #Q43257	172,367
9,543	4.50%, 12/1/46, Pool #Q45028	10,643
247,999	3.00%, 12/1/46, Pool #G60989	262,063
10,897	4.50%, 1/1/47, Pool #Q45635	12,175
16,502	4.50%, 2/1/47, Pool #Q46222	18,171
44,975	4.50%, 5/1/47, Pool #Q48095	49,522
35,976	4.50%, 5/1/47, Pool #Q47935	39,613
18,978	4.50%, 5/1/47, Pool #Q47942	20,903
356,986	4.00%, 6/1/47, Pool #Q48877	390,110
56,334	4.50%, 6/1/47, Pool #Q48759	62,034
35,980	4.50%, 7/1/47, Pool #Q49393	39,618
115,880	4.50%, 12/1/47, Pool #Q53017	126,682
9,767	4.50%, 1/1/48, Pool #Q53730	10,678
12,221	4.00%, 2/1/48, Pool #Q54499	13,338
34,789	4.00%, 2/1/48, Pool #G61343	37,692
57,272	4.50%, 4/1/48, Pool #Q55660	63,457
66,851	4.50%, 4/1/48, Pool #Q55724	74,070
63,826	4.50%, 4/1/48, Pool #Q55500	70,817
97,771	4.50%, 5/1/48, Pool #Q55839	108,329
167,796	4.00%, 5/1/48, Pool #Q55992	182,885
229,400	4.00%, 6/1/48, Pool #G67713	250,704
72,667	4.00%, 7/1/48, Pool #Q59935	79,451
39,384	4.50%, 10/1/48, Pool #G67716	43,983
8,565	3.00%, 10/1/49, Pool #QA3907	9,014
14,308	3.00%, 11/1/49, Pool #QA4483	15,060

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$34,734	3.00%, 12/1/49, Pool #QA5154	$36,555
13,634	3.00%, 12/1/49, Pool #QA5521	14,338
50,000	3.50%, 5/1/50, Pool #SD8063	52,772
558,144	2.50%, 11/1/50, Pool #SD7530	580,183

		7,531,027

Federal National Mortgage Association (4.2%)
48,879	2.50%, 5/1/31, Pool #BC0919	51,430
69,606	2.50%, 8/1/31, Pool #BC2778	73,247
46,452	2.50%, 10/1/31, Pool #AS8010	48,926
343,578	2.50%, 1/1/32, Pool #BE3032	359,400
57,584	2.50%, 9/1/32, Pool #MA3124	60,199
202,257	3.00%, 9/1/32, Pool #BM5110	213,983
28,141	3.00%, 3/1/33, Pool #BM4614	29,919
27,340	3.00%, 5/1/33, Pool #AT3000	29,041
27,119	3.00%, 6/1/33, Pool #AT6090	28,800
128,616	3.00%, 7/1/33, Pool #MA1490	136,542
461,466	6.00%, 5/1/36, Pool #745512	541,458
1,200,000	1.50%, 7/25/36, TBA	1,214,625
2,200,000	2.00%, 7/25/36, TBA	2,269,781
1,200,000	1.50%, 8/25/36, TBA	1,212,563
17,734	3.50%, 12/1/40, Pool #AH1556	19,092
48,256	4.00%, 10/1/43, Pool #BM1167	53,175
299,558	4.50%, 3/1/44, Pool #AV0957	325,490
251,787	4.50%, 7/1/44, Pool #AS3062	275,710
267,328	4.50%, 12/1/44, Pool #AS4176	296,080
126,968	4.00%, 5/1/45, Pool #AZ1207	138,797
215,219	4.00%, 6/1/45, Pool #AY8096	235,012
111,536	4.00%, 6/1/45, Pool #AY8126	121,927
356,281	3.50%, 7/1/45, Pool #AZ0814	383,328
247,966	3.50%, 8/1/45, Pool #AY8424	266,856
126,150	4.50%, 12/1/45, Pool #BA6997	136,679
38,173	4.00%, 12/1/45, Pool #AS6352	41,248
10,311	4.50%, 1/1/46, Pool #AY3890	11,136
124,862	4.00%, 2/1/46, Pool #BC1578	134,573
4,285	4.50%, 3/1/46, Pool #BC0287	4,777
332,626	4.00%, 4/1/46, Pool #AL8468	367,084
32,531	4.00%, 4/1/46, Pool #AS7024	35,426
271,270	4.00%, 6/1/46, Pool #AL9282	292,369
53,793	4.50%, 6/1/46, Pool #BD1238	58,949
132,964	4.00%, 7/1/46, Pool #BC1443	145,854
32,880	4.00%, 9/1/46, Pool #BD1489	35,440
139,779	4.00%, 9/1/46, Pool #BC2843	153,253
124,991	3.50%, 10/1/46, Pool #AL9285	133,385
57,828	4.50%, 10/1/46, Pool #BE1671	63,165
23,134	4.00%, 10/1/46, Pool #BD7599	24,954
124,578	4.00%, 10/1/46, Pool #BC4754	136,710
52,871	4.50%, 11/1/46, Pool #BE2386	58,974
103,772	4.50%, 12/1/46, Pool #BE4488	115,805
7,912	4.50%, 12/1/46, Pool #BC9079	8,821
350,619	3.50%, 12/1/46, Pool #BC9077	377,734
31,057	4.50%, 1/1/47, Pool #BE6506	34,455
36,775	4.50%, 1/1/47, Pool #BE7087	40,898
48,754	4.50%, 2/1/47, Pool #BE8498	53,918
530,595	4.00%, 2/1/47, Pool #AL9779	577,450
66,104	4.00%, 5/1/47, Pool #BM1277	72,476
70,600	4.50%, 6/1/47, Pool #BE3663	78,516
9,448	4.00%, 6/1/47, Pool #BH4269	10,362

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$19,652	4.50%, 6/1/47, Pool #BH0561	$21,576
11,603	4.50%, 6/1/47, Pool #BE9387	12,904
39,461	4.00%, 7/1/47, Pool #AS9968	43,264
67,969	4.50%, 7/1/47, Pool #BE3749	75,611
73,621	4.00%, 4/1/48, Pool #BM3700	80,717
34,198	4.50%, 4/1/48, Pool #BJ5454	37,732
18,463	4.50%, 5/1/48, Pool #BJ5507	20,372
93,995	4.50%, 10/25/48, Pool #BM4548	104,135
283,031	4.50%, 9/1/49, Pool #FM1534	313,074
396,933	4.00%, 11/1/49, Pool #CA4628	433,402
12,355	3.00%, 11/1/49, Pool #BO8254	13,002
63,564	3.50%, 11/1/49, Pool #CA4557	68,102
258,394	3.00%, 2/1/50, Pool #CA5126	272,255
0	3.00%, 7/1/50, Pool #FM3241	—
444,514	2.50%, 8/1/50, Pool #SD0430	462,006
189,321	2.50%, 10/1/50, Pool #CA7229	197,865
17,350,000	3.50%, 7/25/51, TBA	18,263,586
20,500,000	3.00%, 7/25/51, TBA	21,374,453
4,650,000	2.50%, 7/25/51, TBA	4,811,297
4,450,000	2.00%, 7/25/51, TBA	4,498,672
5,350,000	2.50%, 8/25/51, TBA	5,525,338
6,600,000	2.00%, 8/25/51, TBA	6,658,781
6,950,000	3.50%, 8/25/51, TBA	7,321,391

		82,199,327

Government National Mortgage Association (2.0%)
25,545	4.00%, 10/20/40, Pool #G24833	27,804
76,009	4.00%, 1/20/41, Pool #4922	82,734
74,025	4.00%, 8/15/41, Pool #430354	80,848
852,225	4.00%, 1/20/42, Pool #5280	939,826
113,019	4.00%, 11/20/42, Pool #MA0535	123,032
262,559	3.00%, 12/20/42, Pool #AA5872	275,384
1,898,976	3.50%, 1/20/43, Pool #MA0699	2,028,534
32,506	3.50%, 3/20/43, Pool #AD8884	34,934
161,631	3.00%, 3/20/43, Pool #AA6146	177,217
68,709	3.00%, 3/20/43, Pool #AD8812	74,656
13,086	3.50%, 4/20/43, Pool #AB9891	14,057
33,846	3.50%, 4/20/43, Pool #AD9075	36,382
85,028	4.00%, 5/20/46, Pool #MA3664	91,999
418,822	3.00%, 12/20/46, Pool #MA4126	443,368
51,355	4.00%, 1/15/47, Pool #AX5831	55,512
107,969	4.00%, 1/15/47, Pool #AX5857	116,760
595,511	3.00%, 1/20/47, Pool #MA4195	628,618
278,100	4.00%, 3/20/47, Pool #MA4322	297,543
127,994	4.00%, 4/20/47, Pool #784304	135,371
48,805	4.00%, 4/20/47, Pool #MA4383	52,437
117,176	4.00%, 4/20/47, Pool #784303	123,924
51,644	4.00%, 5/20/47, Pool #MA4452	55,254
33,540	3.50%, 2/20/48, Pool #MA5019	35,444
28,914	4.00%, 4/20/48, Pool #BG3507	31,290
29,486	4.00%, 4/20/48, Pool #BG7744	31,911
8,329	3.50%, 12/20/49, Pool #BR8987	9,037
13,107	3.50%, 12/20/49, Pool #BR8985	14,110
9,738	3.50%, 12/20/49, Pool #BR8984	10,302
61,774	3.00%, 4/20/50, Pool #MA6599	64,634
248,368	2.50%, 3/20/51, Pool #MA7255	258,403
1,793,588	3.00%, 5/20/51, Pool #MA7368	1,884,414
4,175,000	2.50%, 7/20/51, TBA	4,321,777
6,150,000	3.50%, 7/20/51, TBA	6,445,008

Principal Amount or Shares		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$2,550,000	3.00%, 7/20/51, TBA	$2,660,367
4,900,000	2.00%, 7/20/51, TBA	4,994,172
1,450,000	2.50%, 8/20/51, TBA	1,498,371
3,250,000	2.00%, 8/20/51, TBA	3,306,367
1,650,000	3.50%, 8/20/51, TBA	1,730,309
5,650,000	3.00%, 8/20/51, TBA	5,892,111

		39,084,221

Total U.S. Government Agency Mortgages (Cost $127,813,009)		128,814,575

U.S. Treasury Obligations (20.2%):
U.S. Treasury Bonds (5.2%)
1,605,300	3.00%, 2/15/47	1,907,297
92,947,000	2.38%, 5/15/51	99,308,060

		101,215,357

U.S. Treasury Inflation Index Bonds (0.5%)
2,298,152	0.75%, 2/15/45	2,836,838
86,649	1.00%, 2/15/46	113,391
816,955	1.00%, 2/15/49	1,100,764
4,101,880	0.13%, 2/15/51^	4,511,333

		8,562,326

U.S. Treasury Inflation Index Notes (1.0%)
391,216	0.88%, 1/15/29	453,140
991,553	0.25%, 7/15/29	1,104,019
15,384,000	0.13%, 1/15/31	16,951,064

		18,508,223

U.S. Treasury Note (0.0%†)
584,000	0.25%, 5/15/24	580,898

U.S. Treasury Notes (13.5%)
75,000,000	0.13%, 5/31/23	74,835,938
900,000	2.50%, 1/31/24	949,500
12,859,000	0.25%, 7/31/25	12,619,903
2,190,000	0.38%, 12/31/25	2,148,938
5,588,000	2.50%, 2/28/26	6,020,197
6,505,000	0.75%, 3/31/26^	6,478,573
3,000,000	0.75%, 4/30/26	2,985,937
85,000,000	0.75%, 5/31/26^	84,548,437
32,355,200	1.25%, 5/31/28	32,466,421
40,000,000	1.63%, 5/15/31^	40,662,500

		263,716,344

Total U.S. Treasury Obligations (Cost $391,205,436)		392,583,148

Short-Term Security Held as Collateral for Securities on Loan (7.3%):
143,100,332	BlackRock Liquidity FedFund, Institutional Class , 0.04%(e)(f)	143,100,332

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $143,100,332)		143,100,332

Unaffiliated Investment Company (12.4%):
Money Markets (12.4%):
241,664,636	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(f)	241,664,636

Total Unaffiliated Investment Company (Cost $241,664,636)		241,664,636

Total Investment Securities (Cost $2,130,929,975) — 114.3%		2,226,586,834
Net other assets (liabilities) — (14.3)%		(278,813,888)

Net Assets — 100.0%		$1,947,772,946

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2021.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $140,078,754.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2021.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Defaulted bond.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(f)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	81	$17,368,830	$241,881

				$241,881

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment in non-affiliates, at cost	$2,129,287,945
Investments in affiliates, at cost	1,642,030

Investment in non-affiliates, at value(a)	$2,224,934,016
Investments in affiliates, at value	1,652,818
Deposit at broker for futures contracts collateral	2,123,000
Interest and dividends receivable	6,378,172
Foreign currency, at value (cost $1)	1
Receivable for capital shares issued	582,411
Receivable for investments sold	2,858,540
Receivable for TBA investments sold	43,009,234
Receivable for variation margin on futures contracts	96,523
Reclaims receivable	42,204
Prepaid expenses	23,809

Total Assets	2,281,700,728

Liabilities:
Cash overdraft	22,827
Payable for investments purchased	42,567,181
Payable for TBA investments purchased	147,000,630
Payable for capital shares redeemed	613,014
Payable for collateral received on loaned securities	143,100,332
Manager fees payable	357,357
Administration fees payable	13,843
Distribution fees payable	202,242
Custodian fees payable	4,610
Administrative and compliance services fees payable	1,558
Transfer agent fees payable	1,628
Trustee fees payable	7,850
Other accrued liabilities	34,710

Total Liabilities	333,927,782

Net Assets	$1,947,772,946

Net Assets Consist of:
Paid in capital	$1,773,742,690
Total distributable earnings	174,030,256

Net Assets	$1,947,772,946

Class 1
Net Assets	$117,646,142
Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,617,677
Net Asset Value (offering and redemption price per share)	$10.13

Class 2
Net Assets	$1,830,126,804
Shares of beneficial interest (unlimited number of shares authorized, no par value)	118,694,323
Net Asset Value (offering and redemption price per share)	$15.42

(a)	Includes securities on loan of $140,078,754.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$5,073,305
Dividends	1,952,090
Income from securities lending	17,472
Foreign withholding tax	(110,543)

Total Investment Income	6,932,324

Expenses:
Manager fees	1,984,563
Administration fees	55,347
Distribution fees	782,250
Custodian fees	14,182
Administrative and compliance services fees	4,566
Transfer agent fees	3,423
Trustee fees	16,389
Professional fees	14,371
Shareholder reports	13,605
Other expenses	6,559

Total expenses before reductions	2,895,255
Less expenses voluntarily waived/reimbursed by the Manager	(580,008)
Less expense contractually waived/reimbursed by the Manager	(73,169)

Net expenses	2,242,078

Net Investment Income/(Loss)	4,690,246

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	37,765,513
Net realized gains/(losses) on affiliated transactions	(120)
Net realized gains/(losses) on futures contracts	668,761
Change in net unrealized appreciation/depreciation on securities and foreign currencies	10,527,805
Change in net unrealized appreciation/depreciation on affiliated transactions	10,788
Change in net unrealized appreciation/depreciation on futures contracts	187,649

Net realized and Change in net unrealized gains/losses on investments	49,160,396

Change in Net Assets Resulting From Operations	$53,850,642

See accompanying notes to the financial statements.

26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,690,246	$10,198,483
Net realized gains/(losses) on investments	38,434,154	26,785,761
Change in unrealized appreciation/depreciation on investments	10,726,242	27,808,739

Change in net assets resulting from operations	53,850,642	64,792,983

Distributions to Shareholders:
Class 1	—	—
Class 2	—	(28,810,320)

Change in net assets resulting from distributions to shareholders	—	(28,810,320)

Capital Transactions:
Class 1^
Proceeds from shares issued	116,784,436	—
Value of shares redeemed	(231,435)	—

Total Class 1 Shares	116,553,001	—

Class 2
Proceeds from shares issued	1,257,671,765	14,403,625
Proceeds from dividends reinvested	—	28,810,320
Value of shares redeemed	(38,829,318)	(79,696,573)

Total Class 2 Shares	1,218,842,447	(36,482,628)

Change in net assets resulting from capital transactions	1,335,395,448	(36,482,628)

Change in net assets	1,389,246,090	(499,965)
Net Assets:
Beginning of period	558,526,856	559,026,821

End of period	$1,947,772,946	$558,526,856

Share Transactions:
Class 1^
Shares issued	11,640,591	—
Shares redeemed	(22,914)	—

Total Class 1 Shares	11,617,677	—

Class 2
Shares issued	82,605,334	1,040,827
Dividends reinvested	—	2,099,877
Shares redeemed	(2,592,589)	(6,007,621)

Total Class 2 Shares	80,012,745	(2,866,917)

Change in shares	91,630,422	(2,866,917)

Amounts shown as “—” are either $0 or rounds to less than $1.

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to June 30, 2021.

See accompanying notes to the financial statements.

27

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)
Class 1

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.13

Total from Investment Activities	0.13

Distributions to Shareholders From:
Net Investment Income	—
Net Realized Gains	—

Total Dividends	—

Net Asset Value, End of Period	$10.13

Total Return(c)	1.30	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$117,646
Net Investment Income/(Loss)(e)	1.04%
Expenses Before Reductions(e)(f)	0.47%
Expenses Net of Reductions(e)	0.47%
Portfolio Turnover Rate	70	%(d)

Class 2

Net Asset Value, Beginning of Period	$14.44		$13.45	$12.26	$13.35	$12.43	$12.06

Investment Activities:
Net Investment Income/(Loss)	0.11	(b)	0.26 (b)	0.31 (b)	0.34	0.28	0.34
Net Realized and Unrealized Gains/(Losses) on Investments	0.87		1.51	1.76	(0.58)	1.09	0.44

Total from Investment Activities	0.98		1.77	2.07	(0.24)	1.37	0.78

Distributions to Shareholders From:
Net Investment Income	—		(0.35)	(0.33)	(0.32)	—	(0.18)
Net Realized Gains	—		(0.43)	(0.55)	(0.53)	(0.45)	(0.23)

Total Dividends	—		(0.78)	(0.88)	(0.85)	(0.45)	(0.41)

Net Asset Value, End of Period	$15.42		$14.44	$13.45	$12.26	$13.35	$12.43

Total Return(c)	6.79	%(d)	13.47%	17.27%	(2.02)%	11.12%	6.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,830,127		$558,527	$559,027	$539,355	$627,375	$657,727
Net Investment Income/(Loss)(e)	1.49%		1.92%	2.35%	2.24%	2.06%	2.48%
Expenses Before Reductions(e)(f)	0.92%		1.03%	1.02%	1.01%	1.00%	1.04%
Expenses Net of Reductions(e)	0.71%		0.71%	0.71%	0.71%	0.71%	0.97%
Portfolio Turnover Rate	70	%(d)	77%	77%	66%	82%	148	%(g)

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to June 30, 2021.

(a)	Represents less than $0.005.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

28

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such

29

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,748 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $143,100,332 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

30

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2021, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $5.6 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$241,881	Payable for variation margin on futures contracts*	$–

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$668,761	$187,649

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), FIAM LLC (“FIAM”) and Geode Capital Management, LLC (“Geode”), to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with

31

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

the Manager and FIAM, and the Manager and Geode provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit**

AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	0.43%	0.47%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	0.43%	0.72%

*

The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s net assets and 0.40% of the Fund’s net assets over $20 billion. Prior to June 1, 2021, the annual rate due to the Manager was 0.70% on all net assets, and the Manager waived, prior to any application of expense limit, the management fee to 0.45% on all assets.

**	Prior to June 1, 2021, the annual expense limit was 0.46% and 0.71% for Class 1 and Class 2, respectively.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2021, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2021	Expires 12/31/2022	Expires 12/31/2023	Expires 12/31/2024	Total

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$287,302	$328,039	$353,628	$73,169	$1,042,138

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

32

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1— quoted prices in active markets for identical assets
●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$790,982,915	$150,953	$—	#	$791,133,868
Preferred Stock+	101,370	—	—		101,370
Warrants+	73,275	—	—		73,275
Asset Backed Securities	—	12,952,732	—		12,952,732
Collateralized Mortgage Obligations	—	53,312,714	—		53,312,714
Convertible Bonds+	—	494,032	—		494,032
Bank Loans+	—	352,557	—		352,557
Corporate Bonds+	—	352,637,996	—		352,637,996
Yankee Debt Obligations+	—	104,813,180	—		104,813,180
Municipal Bonds	—	4,552,419	—		4,552,419
U.S. Government Agency Mortgages	—	128,814,575	—		128,814,575
U.S. Treasury Obligations	—	392,583,148	—		392,583,148
Short-Term Security Held as Collateral for Securities on Loan	143,100,332	—	—		143,100,332
Unaffiliated Investment Company	241,664,636	—	—		241,664,636

Total Investment Securities	1,175,922,528	1,050,664,306	—		2,226,586,834

Other Financial Instruments:*
Futures Contracts	241,881	—	—		241,881

Total Investments	$1,176,164,409	$1,050,664,306	$—		$2,226,828,715

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

33

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,642,035,538	$492,310,452

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$584,783,130	$281,329,350

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

34

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $478,379,878. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$87,638,861
Unrealized (depreciation)	(4,875,420)

Net unrealized appreciation/(depreciation)	$82,763,441

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$15,135,367	$13,674,953	$28,810,320

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$14,483,114	$22,909,101	$—	$82,787,399	$120,179,614

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

35

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

36

FUND		FOR	AGAINST	ABSTAIN
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

37

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

38

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

39

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Fidelity Institutional Asset Management

Total Bond Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Special Joint Meeting of Shareholders Page 32

Other Information Page 35

Statement Regarding the Trust’s Liquidity Risk Management Program Page 36

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,000.90	$2.73	0.55%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,000.00	$3.97	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,022.07	$2.76	0.55%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,020.83	$4.01	0.80%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	31.8%

Corporate Bonds	31.8

Yankee Debt Obligations	10.2

U.S. Government Agency Mortgages	9.3

Collateralized Mortgage Obligations	7.6

Unaffiliated Investment Company	7.0

Asset Backed Securities	2.1

Municipal Bonds	1.2

Short-Term Security Held as Collateral for Securities on Loan	1.0

Common Stocks	0.2

Convertible Bonds	0.2

Bank Loans	0.1

Preferred Stock	— †

Warrant	— †

Total Investment Securities	102.5

Net other assets (liabilities)	(2.5)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares, Contracts or Principal Amount		Value
Common Stocks (0.2%):
Diversified Telecommunication Services (0.0%†):
2,687	Frontier Communications Parent, Inc.*	$70,937

Oil, Gas & Consumable Fuels (0.2%):
22	Amplify Energy Corp.*	89
267	California Resources Corp.*^	8,048
281	California Resources Corp.*	8,469
7,949	Denbury, Inc.*	610,324
5,889	Sanchez Energy Corp.*	213,286

		840,216

Total Common Stocks (Cost $396,549)		911,153

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,400	PG&E Corp., 5.50%, 8/16/23	141,918

Total Preferred Stock (Cost $164,354)		141,918

Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24	730

Total Warrant (Cost $–)		730

Asset Backed Securities (2.1%):
$230,858	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	228,092
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	171,837
415,001	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	405,786
278,556	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	274,390
1,448,146	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,432,604
220,887	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	212,083
111,979	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	112,648
499,000	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	498,987
587,130	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	579,557
410,007	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	409,445
424,769	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	423,246
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	207,711
222,623	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	226,438
546,000	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	549,907
329,918	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	333,996
554,378	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	591,319
222,332	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	218,608
220,553	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	223,783

Principal Amount		Value
Asset Backed Securities, continued
$331,945	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	$335,686
377,516	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	370,123
372,447	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	370,503
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	204,574
381,265	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	384,260
542,995	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	540,182
549,528	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	544,799

Total Asset Backed Securities (Cost $9,971,608)		9,850,564

Collateralized Mortgage Obligations (7.6%):
280,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.56%(US0003M+138bps), 10/15/31, Callable 10/15/21 @ 100(a)	280,510
440,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.44%(US0003M+121bps), 1/17/32, Callable 1/17/22 @ 100(a)	439,648
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(a)	459,665
750,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.50%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	750,057
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.52%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	250,409
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A(US0003M+114bps), 7/20/34(a)	273,547
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.50%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	393,150
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 1.44%(US0003M+125bps), 4/17/33, Callable 7/17/21 @ 100(a)	250,934
358,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 1.88%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	358,000
342,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A(US0003M+113bps), 7/15/34(a)	342,000
360,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.46%(US0003M+122bps), 1/15/33, Callable 1/15/22 @ 100(a)	360,483
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.67%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(a)	387,069
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(a)	92,957
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	284,261
340,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.82%(US0001M+275bps), 11/15/25(a)	344,706

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	$45,967
443,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.58%(US0003M+140bps), 10/15/32, Callable 10/15/21 @ 100(a)	443,521
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.44%(US0003M+122bps), 1/20/32, Callable 1/20/22 @ 100(a)	440,022
272,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.52%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	272,562
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	56,254
201,000	BFLD Trust, Class A, Series 2020-OBRK, 2.12%(US0001M+205bps), 11/15/28(a)	203,512
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.17%(US0003M+99bps), 4/15/29, Callable 7/15/21 @ 100(a)	459,751
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.37%(US0001M+130bps), 4/15/34(a)	265,840
174,688	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.19%(US0001M+112bps), 12/15/36(a)	174,688
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.67%(US0001M+160bps), 4/15/34(a)	175,453
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.07%(US0001M+100bps), 4/15/34(a)	400,000
140,824	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.70%(US0001M+263bps), 9/15/37(a)	105,949
603,644	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.87%(US0001M+80bps), 12/15/29(a)	604,477
220,302	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.07%(US0001M+100bps), 12/15/29(a)	220,302
361,201	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.52%(US0001M+145bps), 10/15/36(a)	361,551
506,949	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.87%(US0001M+180bps), 10/15/36(a)	507,440
289,811	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.07%(US0001M+100bps), 11/15/32(a)	290,689
146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.87%(US0001M+180bps), 11/15/35(a)	146,334
269,796	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.32%(US0001M+125bps), 12/15/29(a)	269,796
202,780	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.15%(US0001M+108bps), 10/15/36(a)	202,978
254,380	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.32%(US0001M+125bps), 10/15/36(a)	254,629
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 1.97%(US0001M+190bps), 4/15/34(a)	183,986
205,743	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.67%(US0001M+160bps), 12/15/29(a)	205,743
297,000	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 100(a)(b)	297,000
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.53%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	346,687

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.24%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	$336,303
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.45%(US0003M+127bps), 10/25/32, Callable 10/25/21 @ 100(a)	250,088
622,457	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.19%(US0001M+112bps), 6/15/34(a)	622,847
122,109	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.57%(US0001M+150bps), 6/15/34(a)	121,788
137,993	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.82%(US0001M+175bps), 6/15/34(a)	136,953
370,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.89%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	371,449
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.53%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(a)	580,624
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.35%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	438,978
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	89,647
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.30%(US0001M+123bps), 5/15/36(a)	205,293
119,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	122,833
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	98,704
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.32%(US0001M+225bps), 12/15/30(a)	1,350,632
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	100,718
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	321,641
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	110,973
360,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.49%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	359,644
500,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.52%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	500,728
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 1/18/22 @ 100(a)	250,210
323,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.53%(US0003M+135bps), 10/15/32, Callable 10/15/21 @ 100(a)	323,248
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.37%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	300,313
460,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.55%(US0003M+137bps), 10/15/32, Callable 1/15/22 @ 100(a)	460,615
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.43%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(a)	251,316
450,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A, 1.83%(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(a)	450,705

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$215,000	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+108bps), 7/15/38(a)	$215,604
100,000	Extended Stay America Trust, Class C, Series 2021-ESH, 1.78%(US0001M+170bps), 7/15/38(a)	100,406
135,000	Extended Stay America Trust, Class D, Series 2021-ESH, 2.33%(US0001M+225bps), 7/15/38(a)	135,970
122,000	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%(US0001M+138bps), 7/15/38(a)	122,419
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.46%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(a)	430,660
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.26%(US0003M+111bps), 7/19/34(a)	250,025
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.48%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	438,538
310,000	GB Trust, Class A, Series 2020-FLIX, 1.19%(US0001M+112bps), 8/25/37(a)	310,251
100,000	GB Trust, Class B, Series 2020-FLIX, 1.42%(US0001M+135bps), 8/25/37(a)	100,090
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	66,281
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	102,035
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	137,261
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.17%(US0001M+110bps), 3/15/38(a)	100,185
100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.95%(US0001M+88bps), 3/15/38(a)	100,140
100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.82%(US0001M+175bps), 3/15/38(a)	100,320
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.47%(US0001M+140bps), 3/15/38(a)	100,369
395,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.77%(US0001M+70bps), 3/15/38(a)	395,553
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 1/15/22 @ 100(a)	250,314
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(a)	461,196
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A(US0003M+112bps), 7/15/34(a)	250,000
480,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.83%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(a)	480,000
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.51%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	250,698
293,567	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.10%(US0003M+92bps), 1/22/28, Callable 7/22/21 @ 100(a)	293,376
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.48%(US0003M+130bps), 7/15/32(a)	500,152
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.21%(US0003M+102bps), 4/20/34, Callable 4/20/22 @ 100(a)	324,751

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$400,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.09%(US0003M+99bps), 1/15/34, Callable 1/15/22 @ 100(a)	$399,840
590,000	Magnetite, Ltd., Class A, Series 24, 1.51%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	590,493
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.26%(US0003M+107bps), 10/20/30, Callable 7/20/21 @ 100(a)	462,922
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	88,429
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	622,680
361,287	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.32%(US0001M+125bps), 6/15/35(a)	362,436
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	83,129
870,944	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.57%(US0001M+150bps), 6/15/35(a)	870,944
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	230,812
500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.49%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	500,000
210,796	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.54%(US0001M+145bps), 12/15/37(a)	210,796
247,502	RETL, Class C, Series 2019-RVP, 2.17%(US0001M+210bps), 3/15/36(a)	246,851
470,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A(US0003M+112bps), 4/20/34(a)	470,423
260,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.50%(US0003M+132bps), 1/15/34, Callable 1/15/22 @ 100(a)	260,290
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.19%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(a)	349,567
304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.19%(US0003M+100bps), 1/20/29, Callable 7/20/21 @ 100(a)	304,150
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	371,554
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	20,290
420,000	Voya CLO, Ltd., Class A, Series 2020-1A, 1.88%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	420,100
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.46%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	516,019
450,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.79%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(a)	450,101
570,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.49%(US0003M+130bps), 10/20/31, Callable 10/20/21 @ 100(a)	570,228
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	272,341

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$261,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.27%(US0001M+120bps), 5/15/31(a)	$261,657

Total Collateralized Mortgage Obligations (Cost $35,260,969)		35,311,423

Convertible Bonds (0.2%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	41,401

Hotels, Restaurants & Leisure (0.1%):
54,000	Booking Holdings, Inc., 0.75%, 5/1/25	76,446
40,000	Vail Resorts, Inc., 0.00%, 1/1/26(a)	41,404

		117,850

Leisure Products (0.0%†):
28,000	Callaway Golf Co., 2.75%, 5/1/26	57,072

Oil, Gas & Consumable Fuels (0.1%):
41,909	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	157,159
71,441	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	242,899

		400,058

Professional Services (0.0%†):
23,000	FTI Consulting, Inc., 2.00%, 8/15/23	32,869
33,000	KBR, Inc., 2.50%, 11/1/23	51,503

		84,372

Semiconductors & Semiconductor Equipment (0.0%†):
13,000	ON Semiconductor Corp., 1.63%, 10/15/23	24,640

Total Convertible Bonds (Cost $411,053)		725,393

Bank Loans (0.1%):
Chemicals (0.0%†):
25,000	Consolidated Energy Term Loan, 0.04%, 5/7/25	24,375

Construction & Engineering (0.0%†):
1,732	Convergint Tech Term 1 Loan, 0.00%, 3/17/28	1,737
50,000	Convergint Tech Term 2 Loan, 0.00%, 3/18/29	49,812
8,268	Convergint Tech Term B 1 Loan, 0.00%, 3/31/28	8,292

		59,841

Diversified Financial Services (0.0%†):
142,172	Intelsat Jackson Holdings SA, 0.06%, 7/13/22	142,973
15,000	Intelsat Jackson Holdings SA, 0.06%, 1/2/24	15,253

		158,226

IT Services (0.1%):
259,333	GTT Communications Term B, 0.00%, 5/31/25	203,706

Software (0.0%†):
6,771	Ion Analytics, Inc., 0.00%, 2/4/28	6,788
84,576	Ultimate Software Group, Inc. (The), 0.03%, 5/4/26, Callable 8/6/21 @ 100	84,584

		91,372

Total Bank Loans (Cost $535,550)		537,520

Corporate Bonds (31.8%):
Aerospace & Defense (0.6%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	246,858
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	253,385
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	258,002
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	268,861

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	$290,139
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	127,187
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a)	172,550
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,025
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	67,275
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 8/9/21 @ 105.16	63,300
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 8/9/21 @ 103.19	62,100
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	58,506
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	636,688
115,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	116,150

		2,627,026

Air Freight & Logistics (0.1%):
100,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)	102,125
205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	217,556

		319,681

Automobiles (0.2%):
55,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	56,444
105,000	Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(a)	108,150
354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	361,537
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	322,495

		848,626

Banks (2.3%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	717,683
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	672,190
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	145,070
100,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	105,375
245,000	CIT Group, Inc., 6.13%, 3/9/28	299,512
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,132,247
393,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	418,135
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,856,859
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	199,879
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,256,607
267,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	279,951
296,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	309,685
938,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,109,183

		10,502,376

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Beverages (0.6%):
$500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	$556,056
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	260,634
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	609,861
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	639,445
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	754,429
30,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	30,188

		2,850,613

Biotechnology (0.3%):
1,489,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,513,829

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	266,156

Capital Markets (1.9%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	306,678
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	621,049
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	758,068
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	803,701
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,280,742
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	282,715
70,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(a)	70,350
2,124,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	2,245,185
632,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	704,397
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(a)	208,991
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	523,759
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	656,256
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	20,750
50,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	52,437
80,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	80,600

		8,615,678

Chemicals (0.4%):
165,000	CF Industries, Inc., 5.15%, 3/15/34	200,063
16,000	CF Industries, Inc., 4.95%, 6/1/43	18,860
259,000	CF Industries, Inc., 5.38%, 3/15/44	320,836
170,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	184,237

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	$378,962
155,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26, Callable 6/30/23 @ 103.75(a)	157,713
20,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27, Callable 12/31/23 @ 103.5(a)	20,075
115,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 102.81	126,644
125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	133,125
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	36,137
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	135,000
80,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	84,800

		1,796,452

Commercial Services & Supplies (0.1%):
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	172,425
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(a)	36,487
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(a)	36,925
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63^(a)	74,375
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	119,850

		440,062

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	40,500
280,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/9/21 @ 104.25(a)	284,200
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	105,394
80,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	83,000
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	36,006
235,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	244,400

		793,500

Consumer Finance (2.8%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	603,017
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	131,899
148,000	Ally Financial, Inc., 5.13%, 9/30/24	166,659
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	383,229
505,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	580,020
200,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	208,578

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	$479,341
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	926,327
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	717,810
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/10/21 @ 100	644,368
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	265,615
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,040,015
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	433,031
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	397,101
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	116,832
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	224,846
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	506,550
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	551,981
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,585,113
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	88,113
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	269,257
200,000	General Motors Acceptance Corp., 8.00%, 11/1/31	287,152
30,000	Navient Corp., 7.25%, 1/25/22, MTN	31,125
175,000	OneMain Finance Corp., 6.88%, 3/15/25	197,312
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	110,687
170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	168,512
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	121,835
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	414,904
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	631,180
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	735,990

		13,018,399

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(a)	5,156

Diversified Consumer Services (0.2%):
170,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(a)	172,975
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	31,960
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	149,989

Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$40,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/9/21 @ 101.72(a)	$40,750
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/9/21 @ 101.72(a)	203,750
275,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69^(a)	296,312

		895,736

Diversified Financial Services (0.3%):
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	62,318
70,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	74,025
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 8/9/21 @ 101.72(a)	202,750
200,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 8/9/21 @ 103.94(a)	208,250
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	19,275
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	547,175
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	303,420

		1,417,213

Diversified Telecommunication Services (0.7%):
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	45,895
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	247,818
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	107,825
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	643,436
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	364,589
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	135,313
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	373,950
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,200
80,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(a)	81,900
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	40,550
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 8/9/21 @ 102(a)	84,256
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	188,931
60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	64,200
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	66,950
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	74,288
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	8,368
85,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(a)	85,956

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	$329,142
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	305,097

		3,259,664

Electric Utilities (1.4%):
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	20,300
326,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	342,300
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	263,320
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	77,302
249,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	250,586
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,382,743
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	125,285
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,421,122
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	105,000
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	226,825
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	30,595
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	29,363
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	54,037
167,713	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	178,615
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	317,066
455,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5^	457,844
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	141,254
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	266,825

		6,690,382

Electrical Equipment (0.0%†):
85,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	93,500
105,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	106,575

		200,075

Entertainment (0.1%):
310,000	Netflix, Inc., 4.88%, 4/15/28	359,988
30,000	Netflix, Inc., 6.38%, 5/15/29	38,250
30,000	Netflix, Inc., 5.38%, 11/15/29(a)	36,375

		434,613

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (3.7%):
$267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	$326,408
41,000	American Homes 4 Rent LP, 2.38%, 7/15/31, Callable 4/15/31 @ 100	40,544
242,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	257,354
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	491,242
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	455,053
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	584,158
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	509,732
788,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	828,406
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	440,606
303,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	338,959
66,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	66,595
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	466,665
98,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	100,582
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	35,000
65,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	66,601
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	284,945
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	158,454
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 8/9/21 @ 101.96^	48,950
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	168,705
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	57,446
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	111,732
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	104,086
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	709,080
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	146,501
105,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	106,965
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	42,850
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	179,747
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	136,976

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	$306,236
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,157,377
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	465,467
194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	199,502
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	72,188
62,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	67,038
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	73,191
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	111,608
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	24,287
458,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	482,843
146,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(a)	147,401
111,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(a)	115,004
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	64,521
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	58,421
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	59,021
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	119,372
101,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	104,027
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	166,870
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	113,156
191,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	191,092
63,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	66,552
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	481,565
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	404,313
95,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 8/9/21 @ 103	77,425
255,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 8/9/21 @ 103.56(a)	263,925
300,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(a)	320,625
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	122,853
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	223,173
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	598,005

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100^	$749,837
97,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	105,480
45,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	45,618
56,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	58,387
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	143,438
103,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	104,193
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,940
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	887,950
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	112,105

		17,197,348

Food & Staples Retailing (0.3%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(a)	36,575
80,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	78,900
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	253,800
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44^(a)	175,931
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	131,562
176,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	203,968
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	179,819
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	326,827
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38^(a)	69,875
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a)	91,463

		1,548,720

Food Products (0.4%):
170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	168,725
490,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	553,088
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	249,750
140,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	170,640
20,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	22,562
65,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	78,502
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(a)	139,725

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	$58,369
165,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	164,381
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	94,287

		1,700,029

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	138,775

Health Care Providers & Services (1.4%):
65,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	65,731
140,000	Centene Corp., 5.38%, 6/1/26, Callable 7/23/21 @ 104.03(a)	145,600
405,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	426,769
510,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	515,100
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,081,038
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	375,300
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	106,500
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	106,750
95,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	95,950
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	70,000
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	610,790
315,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	339,019
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	126,212
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	646,995
310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	317,750
30,000	HCA, Inc., 4.75%, 5/1/23	32,175
235,000	HCA, Inc., 5.38%, 2/1/25	264,963
260,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	275,925
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	62,400
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(a)	41,050
160,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(a)	176,400
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	224,406
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	207,187
110,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(a)	111,100

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	$210,390
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	21,150

		6,656,650

Hotels, Restaurants & Leisure (0.7%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	26,562
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	181,125
400,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 7/19/21 @ 102.63(a)	404,000
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(a)	151,937
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(a)	238,975
55,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	55,000
201,839	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 8/6/21 @ 100	200,326
100,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	106,250
240,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 8/9/21 @ 101.69(a)	241,500
55,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	56,100
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	72,537
55,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	55,688
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	141,570
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	275,312
90,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13(a)	105,075
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	26,188
30,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(a)	32,212
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(a)	38,413
195,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(a)	224,737
113,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 8/9/21 @ 102.5(a)	114,695
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)	203,000
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(a)	117,375
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	107,625
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	160,875
135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	141,244

		3,478,321

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Durables (0.1%):
$30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(a)	$30,075
90,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	90,450
15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	18,750
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(a)	24,812
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	219,375

		383,462

Household Products (0.0%†):
80,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	80,700

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	564,977
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	503,666
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	47,138
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	148,925
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	51,625
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	42,350

		1,358,681

Industrial Conglomerates (0.2%):
205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	216,788
435,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	448,050
75,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100(a)	77,250

		742,088

Insurance (1.2%):
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	947,381
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,330,826
305,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 8/9/21 @ 105.81(a)	323,300
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	55,069
586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	617,497
150,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/19/21 @ 103.5(a)	155,250
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	42,779
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	163,405
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	821,964
463,000	Unum Group, 3.88%, 11/5/25	508,046
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	392,265

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$260,000	USI, Inc., 6.88%, 5/1/25, Callable 8/9/21 @ 101.72(a)	$264,550

		5,622,332

Interactive Media & Services (0.0%†):
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	40,600
205,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(a)	198,337

		238,937

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	39,550
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	15,506
175,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	173,906
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	20,450
215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06^(a)	239,725
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	105,500
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	66,300
55,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(a)	55,825
55,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100(a)	55,275
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	50,938
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	51,312

		874,287

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	331,019
16,000	Mattel, Inc., 6.75%, 12/31/25	16,800
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,444
10,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	11,425

		364,688

Life Sciences Tools & Services (0.1%):
195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	205,725
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	20,675
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	45,506

		271,906

Machinery (0.1%):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	82,100
75,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	76,406

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Machinery, continued
$40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	$40,400
65,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	66,138
60,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	61,500

		326,544

Media (2.2%):
100,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 107.88(a)	106,500
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	35,744
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	29,775
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	25,531
14,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 8/9/21 @ 102.88(a)	14,473
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	110,119
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	99,037
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	416,725
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	160,038
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	107,100
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	458,700
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	129,350
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	234,607
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	677,831
230,000	DISH DBS Corp., 7.75%, 7/1/26	259,900
85,000	DISH Network Corp., 2.38%, 3/15/24	82,471
209,000	DISH Network Corp., 3.38%, 8/15/26	213,025
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	111,584
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	175,028
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	190,035
65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	64,594
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	170,775
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(a)	209,750
135,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 8/9/21 @ 102.69(a)	139,387
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	109,988
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	48,938
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	40,500

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	$149,100
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	86,400
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21	930,052
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	489,145
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	608,212
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	3,131,518
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	128,644
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)	59,469
65,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(a)	65,487

		10,069,532

Metals & Mining (0.2%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(a)	72,800
30,000	Allegheny Technologies, Inc., 7.88%, 8/15/23, Callable 5/15/23 @ 100	32,850
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	278,250
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(a)	73,500
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(a)	73,500
40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	40,350
185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	190,550

		761,800

Mortgage Real Estate Investment Trusts (0.0%†):
55,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	55,000
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	67,763

		122,763

Multi-Utilities (0.2%):
49,000	Puget Energy, Inc., 6.00%, 9/1/21	49,440
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	231,229
506,000	Sempra Energy, 6.00%, 10/15/39	704,791

		985,460

Oil, Gas & Consumable Fuels (4.8%):
170,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 8/9/21 @ 102.5^	173,825
130,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	139,912
160,000	Apache Corp., 4.88%, 11/15/27, Callable 5/15/27 @ 100	172,800
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	57,475
25,000	Apache Corp., 7.38%, 8/15/47	29,815
100,000	California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57(a)	105,000

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102(a)	$72,800
205,000	Chesapeake Energy Corp., 5.50%, 2/1/26, Callable 2/5/23 @ 102.75(a)	216,275
65,000	Chesapeake Energy Corp., 5.88%, 2/1/29, Callable 2/5/24 @ 102.94(a)	70,200
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	413,841
145,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(a)	150,437
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	32,400
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	221,133
71,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 8/9/21 @ 103.75^(a)	73,662
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	85,000
40,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(a)	40,800
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	233,025
167,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/9/21 @ 102.88	171,593
138,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	141,968
305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	319,488
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	229,425
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88^(a)	25,125
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	168,909
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	116,812
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	181,600
750,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	697,500
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	203,037
35,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	36,925
43,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63(a)	46,064
55,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	55,756
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	132,070
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	32,100

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 8/9/21 @ 104.13(a)	$113,988
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	116,875
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	405,125
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	197,060
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	84,949
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	112,141
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	174,886
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	151,513
360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	417,600
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	109,824
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	241,069
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	160,814
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	142,762
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	89,200
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	71,050
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	122,906
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	50,175
211,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	234,737
109,000	Hess Corp., 7.30%, 8/15/31	146,878
78,000	Hess Corp., 7.13%, 3/15/33	105,008
107,000	Hess Corp., 5.60%, 2/15/41	133,081
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	392,977
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/9/21 @ 104.22(a)	197,600
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	155,813
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	87,999
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	254,892
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	202,704
55,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	55,756
179,000	MPLX LP, 1.22% (US0003M+110 bps), 9/9/22, Callable 8/9/21 @ 100	179,224
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	183,825
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	269,830
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	111,269
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	369,431
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	156,188

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$135,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(a)	$141,413
409,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	418,203
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	673,706
80,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	81,700
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	47,411
267,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	268,669
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	113,369
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,316,602
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	31,906
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	504,290
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	58,668
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	45,200
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	846,390
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	115,650
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	153,450
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	74,800
117,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	110,711
235,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63^(a)	236,175
120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	80,400
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 8/9/21 @ 104.31	36,488
30,000	Phillips 66, 3.70%, 4/6/23	31,685
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	42,850
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	117,914
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	100,005
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	113,850
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	165,442
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	567,566
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/15/21 @ 101.81(a)(c)(d)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 8/9/21 @ 101.88	19,800
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 9/15/21 @ 103.38^	76,312
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	348,173

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$120,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 8/9/21 @ 105.63^	$126,900
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,237
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	100,463
165,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25(a)	167,887
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	140,400
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	202,800
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	32,962
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44(a)	200,262
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102(a)	71,838
63,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	67,544
104,000	Valero Energy Corp., 2.70%, 4/15/23	107,775
200,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	208,500
92,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	95,105
232,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	248,240
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	960,750
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	109,333
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	229,600
524,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	570,979
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	272,151
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	262,254
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	463,305

		22,429,004

Paper & Forest Products (0.0%†):
70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56(a)	72,100

Pharmaceuticals (0.4%):
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)	139,313
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	164,475
87,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	87,598
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	296,711

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	$135,865
45,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	46,770
40,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	40,800
75,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(a)	77,250
187,000	Upjohn, Inc., 1.13%, 6/22/22(a)	188,263
60,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	60,785
305,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	308,256
133,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	141,241

		1,687,327

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	62,400
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	135,938

		198,338

Real Estate Management & Development (0.1%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	303,221
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(a)	72,975
275,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	289,437

		665,633

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(a)	91,898
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	883,441
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	780,516
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	647,228
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(a)	308,433
135,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(a)	136,688
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	76,969

		2,925,173

Software (0.4%):
55,000	Acuris Finance Us Inc / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	54,794
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	64,200
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	38,106
40,000	Clarivate Science Holdings Corp., 3.88%, 6/30/28, Callable 6/30/24 @ 101.94(a)	40,250

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$40,000	Clarivate Science Holdings Corp., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	$41,050
40,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(a)	39,800
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	355,620
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	569,468
690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	717,483

		1,920,771

Specialty Retail (0.3%):
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	55,619
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	78,623
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	378,370
165,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	172,631
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	254,100
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	283,903
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	85,337
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	32,063
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(a)	21,425

		1,362,071

Technology Hardware, Storage & Peripherals (0.2%):
400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	433,207
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	95,276
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	153,458
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	180,968
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	162,558

		1,025,467

Textiles, Apparel & Luxury Goods (0.0%†):
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(a)	69,563

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	472,776
302,000	Altria Group, Inc., 4.50%, 5/2/43	324,727
262,000	Altria Group, Inc., 5.38%, 1/31/44	311,107
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	137,926
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	216,252
600,000	Reynolds American, Inc., 7.25%, 6/15/37	810,639

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Tobacco, continued
$70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(a)	$72,275

		2,345,702

Trading Companies & Distributors (0.2%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	509,515
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	421,669
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	39,500
45,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(a)	46,013
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	25,750

		1,042,447

Wireless Telecommunication Services (0.6%):
445,000	Sprint Capital Corp., 8.75%, 3/15/32	676,400
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	384,750
380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	419,765
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	69,550
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	72,229
630,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	701,896
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	94,604
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	190,482

		2,609,676

Total Corporate Bonds (Cost $135,945,950)		147,771,532

Yankee Debt Obligations (10.2%):
Aerospace & Defense (0.0%†):
15,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 8/9/21 @ 105.63(a)	15,712
65,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 8/9/21 @ 102.5^(a)	66,625
80,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(a)	83,000

		165,337

Banks (2.8%):
874,000	Barclays plc, 4.38%, 1/12/26	977,308
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	530,728
580,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	674,743
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	212,042
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	882,709
205,000	HSBC Holdings plc, 4.25%, 3/14/24	222,155
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	217,209
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,319,372
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,095,066
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	907,485

Principal Amount		Value
Yankee Debt Obligations, continued
Banks, continued
$347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	$388,558
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	300,940
980,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(a)	975,698
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	508,459
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	467,775
289,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	316,943

		12,997,190

Capital Markets (1.8%):
788,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	818,896
602,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	675,402
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,039,725
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,244,454
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	780,733
742,000	Deutsche Bank AG, 5.00%, 2/14/22	762,535
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,327,668
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,571,270

		8,220,683

Chemicals (0.1%):
25,000	Consolidated Energy Finance SA, 3.87% (US0003M+375 bps), 6/15/22, Callable 7/19/21 @ 100(a)	24,875
25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 8/9/21 @ 103.44(a)	25,437
130,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 7/19/21 @ 104.88^(a)	131,950
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	210,113
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	102,362

		494,737

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	26,000
35,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19(a)	35,437
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	267,750

		329,187

Diversified Consumer Services (0.1%):
48,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	48,000
225,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	232,313

		280,313

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services (0.9%):
$455,000	Altice Financing SA, 7.50%, 5/15/26, Callable 7/22/21 @ 103.75(a)	$473,768
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	196,750
725,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	772,125
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	2,257,200
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	298,519

		3,998,362

Diversified Telecommunication Services (0.2%):
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	354,250
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103^(a)	266,962
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	185,925
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	42,000
80,000	Telecom Italia SpA, 6.00%, 9/30/34	92,400

		941,537

Energy Equipment & Services (0.0%†):
160,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	160,000

Hotels, Restaurants & Leisure (0.1%):
55,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	58,163
210,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	202,650
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(a)	79,125
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	68,412
130,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	135,200

		543,550

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	510,490
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	227,500

		737,990

Marine (0.0%†):
120,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.25%, 8/15/22, Callable 8/9/21 @ 100(a)	119,700

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	259,687
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	122,100

		381,787

Principal Amount		Value
Yankee Debt Obligations, continued
Metals & Mining (0.1%):
$330,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 7/19/21 @ 105.16(a)	$346,088
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	59,812
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,438
105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109^(a)	110,775

		522,113

Multi-Utilities (0.1%):
525,000	InterGen NV, 7.00%, 6/30/23, Callable 8/9/21 @ 100^(a)	521,063

Oil, Gas & Consumable Fuels (1.5%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	392,430
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	691,733
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 7/19/21 @ 103.38(a)	117,731
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(a)	216,787
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	237,758
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	245,841
140,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/9/21 @ 100(a)	140,000
235,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	250,275
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,556,093
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,445,107
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	446,441
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	71,488

		6,811,684

Pharmaceuticals (0.1%):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 8/9/21 @ 102.75(a)	117,875
126,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	125,843
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	189,806
194,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 8/9/21 @ 102.04(a)	198,365

		631,889

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	96,069

Sovereign Bond (1.5%):
415,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	451,601
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	408,850

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 8/9/21 @ 100	$21,374
513,757	Argentine Republic Government International Bond, 0.13%, 7/9/30, Callable 8/9/21 @ 100	183,668
941,242	Argentine Republic Government International Bond, 0.13%, 7/9/35, Callable 8/9/21 @ 100	297,668
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	411,684
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,476,720
250,000	Dominican Republic, 6.00%, 7/19/28(a)	284,063
600,000	Indonesia Government International Bond, 3.85%, 10/15/30^	667,526
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	682,508
230,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	250,426
490,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	553,965
470,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	571,838
250,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	267,616
230,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	247,320
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	240,487

		7,017,314

Trading Companies & Distributors (0.2%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	448,623
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	253,620
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	275,561

		977,804

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	355,988
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	687,487
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	140,569

		1,184,044

Total Yankee Debt Obligations (Cost $45,495,388)		47,132,353

Municipal Bonds (1.2%):
California (0.2%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,051
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	735,227

		751,278

Illinois (0.9%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	427,388
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	345,887

Principal Amount		Value
Municipal Bonds, continued
Illinois, continued
$315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	$392,408
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	535,462
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,469,292
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	67,917
44,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	44,000

		4,282,354

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	653,280

Total Municipal Bonds (Cost $4,972,927)		5,686,912

U.S. Government Agency Mortgages (9.3%):
Government National Mortgage Association (3.1%)
6,666	5.00%, 6/15/34, Pool #629493	7,638
3,760	5.00%, 3/15/38, Pool #676766	4,308
1,682	5.00%, 4/15/38, Pool #672672	1,900
7,738	5.00%, 8/15/38, Pool #687818	8,871
66,830	5.00%, 1/15/39, Pool #705997	77,411
131,902	5.00%, 3/15/39, Pool #646746	149,842
750	5.00%, 3/15/39, Pool #697946	841
136,376	4.00%, 10/15/40, Pool #783143	150,471
38,317	4.00%, 10/20/40, Pool #G24833	41,706
114,013	4.00%, 1/20/41, Pool #4922	124,102
307,465	4.50%, 3/20/41, Pool #4978	337,168
108,446	4.50%, 5/20/41, Pool #005055	118,798
227,028	4.00%, 5/20/41, Pool #5054	247,136
101,031	4.50%, 6/15/41, Pool #366975	115,207
71,273	4.50%, 6/20/41, Pool #005082	78,165
257,294	4.00%, 10/20/41, Pool #5203	283,736
282,551	3.50%, 12/20/41, Pool #5258	306,186
503,590	4.00%, 1/20/42, Pool #5280	555,354
342,828	3.50%, 10/20/42, Pool #MA0462	370,986
174,064	3.00%, 12/20/42, Pool #MA0624	185,590
262,559	3.00%, 12/20/42, Pool #AA5872	275,384
1,733,848	3.50%, 1/20/43, Pool #MA0699	1,852,140
30,528	3.00%, 1/20/43, Pool #MA0698	32,571
388,591	3.50%, 2/20/43, Pool #MA0783	420,490
48,759	3.50%, 3/20/43, Pool #AD8884	52,401
68,709	3.00%, 3/20/43, Pool #AD8812	74,656
161,631	3.00%, 3/20/43, Pool #AA6146	177,217
19,629	3.50%, 4/20/43, Pool #AB9891	21,086
309,989	3.50%, 4/20/43, Pool #783976	335,652
50,769	3.50%, 4/20/43, Pool #AD9075	54,573
4,815	4.00%, 7/20/44, Pool #MA2074	5,240
71,958	4.00%, 5/20/45, Pool #MA2893	78,096
108,050	4.00%, 8/20/45, Pool #MA3035	117,268
4,112	4.00%, 9/20/45, Pool #MA3106	4,463
4,312	4.00%, 10/20/45, Pool #MA3174	4,679
4,951	4.00%, 12/20/45, Pool #MA3311	5,374
4,855	4.00%, 1/20/46, Pool #MA3377	5,269
197,955	4.00%, 4/15/46, Pool #784232	220,714

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$297,600	4.00%, 5/20/46, Pool #MA3664	$321,997
29,308	3.50%, 7/20/46, Pool #784391	31,251
19,113	3.00%, 10/20/46, Pool #MA4003	20,176
971,732	3.00%, 12/20/46, Pool #MA4126	1,028,682
148,457	4.00%, 1/15/47, Pool #AX5857	160,545
70,613	4.00%, 1/15/47, Pool #AX5831	76,328
306,503	3.00%, 1/20/47, Pool #MA4195	323,542
178,206	3.00%, 2/20/47, Pool #MA4261	187,725
39,729	4.00%, 3/20/47, Pool #MA4322	42,506
281,586	4.00%, 4/20/47, Pool #784304	297,815
257,788	4.00%, 4/20/47, Pool #784303	272,634
40,919	4.00%, 4/20/47, Pool #MA4383	43,964
25,822	4.00%, 5/20/47, Pool #MA4452	27,627
109,852	4.00%, 6/20/47, Pool #MA4511	118,027
115,654	4.00%, 4/20/48, Pool #BG3507	125,159
117,944	4.00%, 4/20/48, Pool #BG7744	127,645
106,276	3.00%, 6/20/50, Pool #MA6710	111,149
340,765	3.00%, 7/20/50, Pool #MA6766	355,614
138,852	3.50%, 11/20/50, Pool #MA6997	145,741
447,457	2.50%, 3/20/51, Pool #MA7255	465,536
1,250,000	2.50%, 7/20/51, TBA	1,293,945
100,000	3.00%, 7/20/51, TBA	104,328
750,000	2.00%, 7/20/51, TBA	764,414
500,000	2.00%, 8/20/51, TBA	508,672
400,000	2.50%, 8/20/51, TBA	413,344

		14,271,055

Federal Home Loan Mortgage Corporation (2.6%)
32,403	2.50%, 6/1/31, Pool #G18604	33,909
51,779	2.50%, 7/1/31, Pool #V61246	54,427
92,396	2.50%, 8/1/31, Pool #V61273	96,990
330,578	3.50%, 3/1/32, Pool #C91403	353,551
953,053	3.50%, 7/1/32, Pool #C91467	1,019,346
9,211	2.50%, 8/1/32, Pool #G18654	9,631
9,857	2.50%, 11/1/32, Pool #G18665	10,307
294,664	2.50%, 12/1/32, Pool #G18669	308,131
49,323	2.50%, 3/1/33, Pool #G18680	51,508
41,889	3.00%, 4/1/33, Pool #K90336	44,628
16,945	2.50%, 4/1/33, Pool #G18683	17,696
116,377	3.00%, 4/1/33, Pool #G18684	122,643
9,508	2.50%, 5/1/33, Pool #G18687	9,929
43,350	3.00%, 6/1/33, Pool #C91709	46,165
153,866	4.00%, 6/1/33, Pool #G30718	165,859
49,930	3.00%, 6/1/33, Pool #K90684	53,159
101,905	3.00%, 6/1/33, Pool #K90632	108,530
72,354	3.00%, 6/1/33, Pool #K90806	77,038
199,207	3.00%, 7/1/33, Pool #C91714	212,159
197,962	2.50%, 7/1/33, Pool #G16661	206,978
43,317	3.00%, 4/1/34, Pool #G16829	45,880
370,945	3.50%, 10/1/34, Pool #C91793	397,403
692,058	4.00%, 5/1/37, Pool #C91938	746,197
35,764	3.50%, 4/1/40, Pool #V81744	38,139
57,526	3.50%, 5/1/40, Pool #V81750	61,346
71,111	3.50%, 6/1/40, Pool #V81792	75,833
36,065	3.50%, 8/1/40, Pool #V81886	38,460
22,625	3.50%, 9/1/40, Pool #V81958	24,127
389,680	4.00%, 1/1/41, Pool #A96413	425,660

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$40,872	4.50%, 1/1/41, Pool #A96051	$44,221
269,601	4.00%, 2/1/41, Pool #A96807	294,462
39,898	4.50%, 3/1/41, Pool #A97673	44,359
63,054	4.50%, 4/1/41, Pool #A97942	70,293
216,534	5.00%, 6/1/41, Pool #G06596	244,289
786,259	4.50%, 1/1/42, Pool #G60517	873,337
34,150	4.00%, 11/1/42, Pool #Q13121	36,871
97,630	3.00%, 12/1/42, Pool #C04320	104,095
44,539	4.00%, 5/1/43, Pool #Q18481	48,557
33,587	4.00%, 7/1/43, Pool #Q19597	36,639
41,625	4.00%, 10/1/43, Pool #Q22499	45,432
57,872	4.00%, 1/1/44, Pool #V80950	62,172
237,884	3.50%, 1/1/44, Pool #G07922	257,468
120,152	3.50%, 1/1/44, Pool #G60271	131,079
201,602	4.00%, 1/1/45, Pool #Q30720	217,546
135,864	4.00%, 2/1/45, Pool #G07949	149,219
34,438	3.50%, 3/1/45, Pool #Q31974	37,320
66,780	3.50%, 3/1/45, Pool #Q32008	72,403
33,079	3.50%, 3/1/45, Pool #Q32328	35,858
171,073	3.50%, 5/1/45, Pool #Q33547	183,284
23,934	3.00%, 5/1/45, Pool #Q33468	25,348
32,491	3.50%, 6/1/45, Pool #Q33791	34,805
210,380	3.50%, 6/1/45, Pool #Q34164	225,404
166,799	3.00%, 6/1/45, Pool #Q34156	176,808
39,082	3.00%, 7/1/45, Pool #Q34759	41,921
14,402	3.00%, 7/1/45, Pool #Q34979	15,440
90,416	4.00%, 8/1/45, Pool #Q35845	100,993
12,466	4.00%, 9/1/45, Pool #Q37853	13,736
7,122	4.00%, 11/1/45, Pool #Q38812	7,798
237,222	3.50%, 11/1/45, Pool #Q37467	257,146
17,311	4.00%, 2/1/46, Pool #Q38783	18,670
4,564	4.00%, 2/1/46, Pool #Q38879	5,019
12,570	4.00%, 2/1/46, Pool #Q38782	13,804
42,799	4.00%, 4/1/46, Pool #V82292	46,731
9,091	4.00%, 4/1/46, Pool #Q39975	9,986
80,985	3.50%, 5/1/46, Pool #Q40647	87,685
278,434	3.50%, 5/1/46, Pool #G60553	304,012
90,430	3.50%, 5/1/46, Pool #G60603	98,002
238,680	3.50%, 9/1/46, Pool #Q43257	258,550
10,567	4.00%, 9/1/47, Pool #Q50433	11,464
15,111	4.00%, 10/1/47, Pool #Q51189	16,389
16,193	4.00%, 2/1/48, Pool #Q54192	17,673
165,434	3.50%, 3/1/48, Pool #G67710	177,204
206,638	4.00%, 5/1/48, Pool #Q55992	225,220
596,439	4.00%, 6/1/48, Pool #G67713	651,831
72,667	4.00%, 7/1/48, Pool #Q59935	79,451
441,969	2.50%, 10/1/50, Pool #SD7525	460,667
651,168	2.50%, 11/1/50, Pool #SD7530	676,880

		11,903,170

Federal National Mortgage Association (3.6%)
132,462	2.50%, 6/1/29, Pool #MA3734	138,423
79,695	2.50%, 9/1/31, Pool #AS8012	83,561
381,951	3.00%, 4/1/32, Pool #BD9809	410,107
173,363	3.00%, 9/1/32, Pool #BM5110	183,413
517,259	3.00%, 12/1/32, Pool #BM5345	551,193
406,089	2.50%, 12/1/32, Pool #CA3748	424,536

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$28,141	3.00%, 3/1/33, Pool #BM4614	$29,919
39,492	3.00%, 5/1/33, Pool #AT3000	41,949
39,172	3.00%, 6/1/33, Pool #AT6090	41,600
185,779	3.00%, 7/1/33, Pool #MA1490	197,227
1,269	4.50%, 7/1/33, Pool #720240	1,423
3,044	4.50%, 7/1/33, Pool #729327	3,325
11,793	4.50%, 8/1/33, Pool #726928	13,194
5,530	4.50%, 8/1/33, Pool #723124	6,198
9,359	4.50%, 8/1/33, Pool #726956	10,491
4,349	4.50%, 8/1/33, Pool #729713	4,836
2,747	4.50%, 8/1/33, Pool #727029	3,059
4,001	4.50%, 8/1/33, Pool #727160	4,485
24,308	4.50%, 8/1/33, Pool #729380	27,213
20,224	4.50%, 9/1/33, Pool #727147	22,645
7,605	4.50%, 9/1/33, Pool #734922	8,499
27,748	4.50%, 12/1/33, Pool #AL5321	31,081
29,740	3.50%, 1/1/34, Pool #AS1406	31,879
75,160	3.50%, 1/1/34, Pool #AS1611	80,545
48,504	3.50%, 1/1/34, Pool #AS1612	51,963
11,310	3.50%, 1/1/34, Pool #AS1614	12,128
556,752	2.50%, 6/1/34, Pool #BN7572	586,483
23,256	6.00%, 10/1/34, Pool #AL2130	27,540
46,041	4.50%, 9/1/35, Pool #AB8198	51,521
461,466	6.00%, 5/1/36, Pool #745512	541,458
215,513	6.00%, 1/1/37, Pool #932030	255,141
42,342	6.00%, 3/1/37, Pool #889506	50,397
59,728	6.00%, 1/1/38, Pool #889371	72,330
21,020	6.00%, 3/1/38, Pool #889219	24,945
10,268	6.00%, 7/1/38, Pool #889733	12,180
69,711	4.50%, 3/1/39, Pool #AB0051	78,070
321,082	4.50%, 4/1/39, Pool #AB0043	359,607
171,207	2.50%, 8/1/39, Pool #MA3761	178,783
28,171	4.50%, 11/1/39, Pool #AC5442	31,009
85,245	6.00%, 5/1/40, Pool #AL2129	101,182
36,409	4.00%, 12/1/40, Pool #AA4757	39,751
41,104	4.50%, 2/1/41, Pool #AH5580	45,553
6,460	6.00%, 1/1/42, Pool #AL2128	7,528
180,250	2.50%, 2/1/43, Pool #AB8465	188,239
48,256	4.00%, 10/1/43, Pool #BM1167	53,175
210,629	4.50%, 3/1/44, Pool #AL5082	228,990
11,854	4.00%, 12/1/44, Pool #AY0045	12,953
104,065	4.00%, 12/1/44, Pool #AX8459	115,106
20,960	4.00%, 12/1/44, Pool #AW9502	22,882
164,422	4.00%, 3/1/45, Pool #AL6541	181,107
104,114	4.00%, 5/1/45, Pool #AZ1207	113,813
30,904	4.00%, 5/1/45, Pool #AZ1876	33,960
61,841	3.00%, 5/1/45, Pool #AS4972	66,138
176,480	4.00%, 6/1/45, Pool #AY8096	192,710
91,460	4.00%, 6/1/45, Pool #AY8126	99,980
23,219	4.00%, 6/1/45, Pool #AZ2719	25,531
35,445	5.00%, 6/1/45, Pool #AZ3448	41,281
38,030	4.00%, 6/1/45, Pool #AZ3341	41,767
141,868	4.00%, 7/1/45, Pool #AZ1783	154,948
171,739	4.00%, 7/1/45, Pool #AZ0833	188,735
371,634	3.50%, 7/1/45, Pool #AZ0814	399,846
138,546	3.00%, 8/1/45, Pool #AS5634	148,173

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$23,460	3.00%, 8/1/45, Pool #AZ3728	$25,087
61,508	3.00%, 8/1/45, Pool #AZ8288	65,801
74,980	4.00%, 10/1/45, Pool #AL7413	81,740
403,444	4.00%, 10/1/45, Pool #AL7593	439,848
27,978	4.00%, 11/1/45, Pool #AZ0560	30,551
48,418	4.00%, 12/1/45, Pool #BA6404	52,871
9,689	4.00%, 12/1/45, Pool #BC0997	10,590
29,511	4.00%, 12/1/45, Pool #AS6350	32,169
591,933	4.00%, 2/1/46, Pool #BC1578	637,971
47,813	4.50%, 2/1/46, Pool #BM5199	52,855
19,122	4.00%, 4/1/46, Pool #BC7809	20,729
30,925	4.00%, 4/1/46, Pool #BC3920	33,555
9,727	4.00%, 5/1/46, Pool #BC2276	10,611
347,211	3.50%, 5/1/46, Pool #BC0880	373,941
305,179	4.00%, 6/1/46, Pool #AL9282	328,915
184,561	4.00%, 6/1/46, Pool #BC0960	198,915
142,556	4.00%, 7/1/46, Pool #BC1443	156,376
49,091	4.00%, 7/1/46, Pool #BC6148	52,949
46,886	4.50%, 8/1/46, Pool #AL9111	51,605
43,514	4.00%, 8/1/46, Pool #BD1451	46,898
149,845	4.00%, 9/1/46, Pool #BC2843	164,290
41,100	4.00%, 9/1/46, Pool #BD1489	44,300
124,991	3.50%, 10/1/46, Pool #AL9285	133,385
28,761	4.00%, 10/1/46, Pool #BD7599	31,024
465,462	3.50%, 12/1/46, Pool #BC9077	501,458
649,352	4.50%, 2/1/47, Pool #AL9846	706,460
68,781	3.50%, 2/1/47, Pool #BE5696	73,689
1,636,001	4.00%, 2/1/47, Pool #AL9779	1,780,470
9,448	4.00%, 6/1/47, Pool #BH4269	10,362
502,960	4.50%, 9/1/49, Pool #FM1534	556,348
127,129	3.50%, 11/1/49, Pool #CA4557	136,204
613,442	4.00%, 11/1/49, Pool #CA4628	669,803
147,654	3.00%, 2/1/50, Pool #CA5126	155,574
0	3.00%, 7/1/50, Pool #FM3241	—
400,063	2.50%, 8/1/50, Pool #SD0430	415,805
200,000	2.00%, 7/25/51, TBA	202,187
1,275,000	3.00%, 7/25/51, TBA	1,329,387
200,000	2.00%, 8/25/51, TBA	201,781

		17,004,208

Total U.S. Government Agency Mortgages (Cost $41,763,298)		43,178,433

U.S. Treasury Obligations (31.8%):
U.S. Treasury Notes (21.3%)
2,034,000	2.13%, 7/31/24	2,136,653
19,438,000	0.25%, 7/31/25	19,076,575
4,710,000	0.38%, 12/31/25	4,621,688
7,700,000	0.38%, 1/31/26	7,548,406
9,253,000	0.75%, 3/31/26	9,215,410
6,600,000	0.75%, 4/30/26	6,569,062
3,535,600	1.63%, 9/30/26	3,664,870
17,365,000	1.25%, 5/31/28	17,424,692
3,500,000	1.25%, 6/30/28	3,508,750
18,643,000	1.13%, 2/15/31	18,121,579
7,031,000	1.63%, 5/15/31	7,147,451

		99,035,136

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds (8.8%)
$2,566,000	1.13%, 5/15/40	$2,217,185
11,313,000	3.00%, 2/15/47	13,441,258
23,845,000	2.38%, 5/15/51	25,476,892

		41,135,335

U.S. Treasury Inflation Index Bonds (1.3%)
3,550,968	0.75%, 2/15/45	4,383,314
89,353	1.00%, 2/15/46	116,930
1,082,200	1.00%, 2/15/49	1,458,155

		5,958,399

U.S. Treasury Inflation Index Notes (0.4%)
486,376	0.88%, 1/15/29	563,363
991,553	0.25%, 7/15/29	1,104,019

		1,667,382

Total U.S. Treasury Obligations (Cost $147,568,043)		147,796,252

Shares or Principal Amount		Value
U.S. Treasury Obligations, continued
Short-Term Security Held as Collateral for Securities on Loan (1.0%):
$4,429,701	BlackRock Liquidity FedFund, Institutional Class , 0.04%(e)(f)	$4,429,701

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,429,701)		4,429,701

Unaffiliated Investment Company (7.0%):
Money Markets (7.0%):
32,469,534	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(f)	32,469,534

Total Unaffiliated Investment Company (Cost $32,469,534)		32,469,534

Total Investment Securities (Cost $459,384,924) — 102.5%		475,943,418
Net other assets (liabilities) — (2.5)%		(11,498,670)

Net Assets — 100.0%		$464,444,748

Percentages indicated are based on net assets as of June 30, 2021.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $4,249,141.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2021.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Defaulted bond.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(f)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	0.1%
Canada	0.7%
Cayman Islands	1.3%
Chile	0.1%
Colombia	— %†
Dominican Republic	0.4%
France	0.4%
Germany	0.8%
Greece	— %†
Guernsey	0.6%
Hong Kong	0.1%
Indonesia	0.3%
Ireland	0.4%

Country	Percentage
Italy	0.4%
Luxembourg	0.4%
Mexico	0.9%
Netherlands	0.5%
Qatar	0.3%
Saudi Arabia	0.2%
Supernational	0.1%
Switzerland	0.3%
United Arab Emirates	0.2%
United Kingdom	1.9%
United States	89.5%
Zambia	— %†

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$459,384,924

Investment securities, at value(a)	$475,943,418
Interest and dividends receivable	3,007,227
Receivable for capital shares issued	7,562
Receivable for investments sold	1,642,934
Receivable for TBA investments sold	1,122,617
Prepaid expenses	22,284

Total Assets	481,746,042

Liabilities:
Cash overdraft	2,011
Payable for investments purchased	6,479,045
Payable for TBA investments purchased	5,938,522
Payable for capital shares redeemed	125,701
Payable for collateral received on loaned securities	4,429,701
Manager fees payable	190,096
Administration fees payable	11,645
Distribution fees payable	90,509
Custodian fees payable	2,163
Administrative and compliance services fees payable	993
Transfer agent fees payable	2,466
Trustee fees payable	5,035
Other accrued liabilities	23,407

Total Liabilities	17,301,294

Net Assets	$464,444,748

Net Assets Consist of:
Paid in capital	$419,678,568
Total distributable earnings	44,766,180

Net Assets	$464,444,748

Class 1
Net Assets	$22,188,267
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,066,427
Net Asset Value (offering and redemption price per share)	$10.74

Class 2
Net Assets	$442,256,481
Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,992,062
Net Asset Value (offering and redemption price per share)	$11.06

(a)	Includes securities on loan of $4,249,141.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$6,615,304
Dividends	2,869
Income from securities lending	5,780

Total Investment Income	6,623,953

Expenses:
Manager fees	1,143,686
Administration fees	48,108
Distribution fees — Class 2	544,487
Custodian fees	7,558
Administrative and compliance services fees	3,390
Transfer agent fees	5,955
Trustee fees	12,149
Professional fees	10,647
Shareholder reports	11,430
Other expenses	4,722

Total expenses	1,792,132

Net Investment Income/(Loss)	4,831,821

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	3,178,977
Change in net unrealized appreciation/depreciation on securities	(8,235,545)

Net realized and Change in net unrealized gains/losses on investments	(5,056,568)

Change in Net Assets Resulting From Operations	$(224,747)

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,831,821	$11,637,229
Net realized gains/(losses) on investments	3,178,977	16,797,422
Change in unrealized appreciation/depreciation on investments	(8,235,545)	9,270,409

Change in net assets resulting from operations	(224,747)	37,705,060

Distributions to Shareholders:
Class 1	—	(814,539)
Class 2	—	(13,970,449)

Change in net assets resulting from distributions to shareholders	—	(14,784,988)

Capital Transactions:
Class 1
Proceeds from shares issued	846,904	921,431
Proceeds from dividends reinvested	—	814,539
Value of shares redeemed	(1,163,482)	(3,164,372)

Total Class 1 Shares	(316,578)	(1,428,402)

Class 2
Proceeds from shares issued	18,064,738	31,658,359
Proceeds from dividends reinvested	—	13,970,449
Value of shares redeemed	(12,376,517)	(101,509,337)

Total Class 2 Shares	5,688,221	(55,880,529)

Change in net assets resulting from capital transactions	5,371,643	(57,308,931)

Change in net assets	5,146,896	(34,388,859)
Net Assets:
Beginning of period	459,297,852	493,686,711

End of period	$464,444,748	$459,297,852

Share Transactions:
Class 1
Shares issued	79,504	87,272
Dividends reinvested	—	77,723
Shares redeemed	(109,678)	(306,567)

Total Class 1 Shares	(30,174)	(141,572)

Class 2
Shares issued	1,645,674	2,920,316
Dividends reinvested	—	1,292,363
Shares redeemed	(1,133,896)	(9,574,371)

Total Class 2 Shares	511,778	(5,361,692)

Change in shares	481,604	(5,503,264)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.73		$10.20	$9.54	$9.96	$9.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.29 (a)	0.32 (a)	0.32	0.23	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(0.12)		0.63	0.69	(0.42)	0.21	(0.47)

Total from Investment Activities	0.01		0.92	1.01	(0.10)	0.44	(0.23)

Distributions to Shareholders From:
Net Investment Income	—		(0.39)	(0.35)	(0.32)	(0.25)	—

Total Dividends	—		(0.39)	(0.35)	(0.32)	(0.25)	—

Net Asset Value, End of Period	$10.74		$10.73	$10.20	$9.54	$9.96	$9.77

Total Return(b)	0.09	%(c)	9.12%	10.57%	(1.00)%	4.55%	(2.30	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$22,188		$22,495	$22,823	$21,476	$24,077	$25,981
Net Investment Income/(Loss)(d)	2.54%		2.78%	3.17%	2.96%	2.23%	3.03%
Expenses Before Reductions(d)(e)	0.55%		0.58%	0.57%	0.56%	0.56%	0.59%
Expenses Net of Reductions(d)	0.55%		0.58%	0.57%	0.56%	0.56%	0.59%
Portfolio Turnover Rate(f)	52%		71%	68%	38%	81%	119%

Class 2

Net Asset Value, Beginning of Period	$11.06		$10.50	$9.81	$10.23	$10.05	$9.85

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.27 (a)	0.30 (a)	0.31	0.22	0.26
Net Realized and Unrealized Gains/(Losses) on Investments	(0.12)		0.65	0.71	(0.44)	0.21	0.29

Total from Investment Activities	—		0.92	1.01	(0.13)	0.43	0.55

Distributions to Shareholders From:
Net Investment Income	—		(0.36)	(0.32)	(0.29)	(0.25)	(0.34)
Net Realized Gains	—		—	—	—	—	(0.01)
Total Dividends	—		(0.36)	(0.32)	(0.29)	(0.25)	(0.35)

Net Asset Value, End of Period	$11.06		$11.06	$10.50	$9.81	$10.23	$10.05

Total Return(b)	0.00	%(c)	8.84%	10.28%	(1.25)%	4.28%	5.51%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$442,256		$436,803	$470,864	$478,991	$552,678	$568,216
Net Investment Income/(Loss)(d)	2.29%		2.53%	2.92%	2.71%	1.98%	3.06%
Expenses Before Reductions(d)(e)	0.80%		0.83%	0.82%	0.81%	0.81%	0.83%
Expenses Net of Reductions(d)	0.80%		0.83%	0.82%	0.81%	0.81%	0.83%
Portfolio Turnover Rate(f)	52%		71%	68%	38%	81%	119%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal

26

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $569 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,429,701 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2021, no collateral had been posted by the Fund to counterparties for TBAs.

27

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	0.50%	0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	0.50%	0.95%

*

The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s net assets, 0.40% of the next $15 billion of the Fund’s net assets, and 0.37% on the Fund’s net assets over $17.5 billion. Prior to June 1, 2021, the annual rate due to the Manager was 0.50% on all net assets.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

28

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$689,398	$221,755	$—	#	$911,153
Preferred Stock+	141,918	—	—		141,918
Warrant+	730	—	—		730
Asset Backed Securities	—	9,850,564	—		9,850,564
Collateralized Mortgage Obligations	—	35,311,423	—		35,311,423
Convertible Bonds+	—	725,393	—		725,393
Bank Loans+	—	537,520	—		537,520
Corporate Bonds+	—	147,771,532	—		147,771,532
Yankee Debt Obligations+	—	47,132,353	—		47,132,353
Municipal Bonds	—	5,686,912	—		5,686,912
U.S. Government Agency Mortgages	—	43,178,433	—		43,178,433
U.S. Treasury Obligations	—	147,796,252	—		147,796,252
Short-Term Security Held as Collateral for Securities on Loan	4,429,701	—	—		4,429,701
Unaffiliated Investment Company	32,469,534	—	—		32,469,534

Total Investment Securities	$37,731,281	$438,212,137	$—		$475,943,418

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$227,112,940	$231,213,990

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$199,196,615	$171,653,876

29

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

30

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $433,480,941. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$29,038,865
Unrealized (depreciation)	(4,394,367)

Net unrealized appreciation/(depreciation)	$24,644,498

During the year ended December 31, 2020, the Fund utilized $8,181,785 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Total Bond Fund	$14,784,988	$—	$14,784,988

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Total Bond Fund	$13,753,867	$6,592,562	$—	$24,644,498	$44,990,927

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

31

AZL Fidelity Institutional Asset Management Total Bond Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

32

FUND		FOR	AGAINST	ABSTAIN
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

33

FUND		FOR	AGAINST	ABSTAIN
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

34

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

35

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

36

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Gateway Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Special Joint Meeting of Shareholders Page 15

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Gateway Fund, Class 2	$1,000.00	$1,071.20	$5.60	1.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Gateway Fund, Class 2	$1,000.00	$1,019.39	$5.46	1.09%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	28.0%

Health Care	12.5

Consumer Discretionary	11.7

Communication Services	11.0

Financials	10.8

Industrials	8.6

Consumer Staples	5.6

Energy	2.8

Materials	2.7

Real Estate	2.4

Utilities	2.4

Total Common Stocks	98.5

Unaffiliated Investment Company	0.6

Purchased Put Options	0.6

Total Investment Securities	99.7

Net other assets (liabilities)	0.3

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks+ (98.5%):
Aerospace & Defense (1.5%):
2,888	Boeing Co. (The)*	$691,849
828	HEICO Corp.	115,440
10,803	Raytheon Technologies Corp.	921,604
507	Teledyne Technologies, Inc.*	212,347
470	TransDigm Group, Inc.*	304,226

		2,245,466

Air Freight & Logistics (0.7%):
4,218	United Parcel Service, Inc., Class B	877,217
749	XPO Logistics, Inc.*	104,778

		981,995

Airlines (0.3%):
2,880	Alaska Air Group, Inc.*	173,693
7,994	JetBlue Airways Corp.*	134,139
2,874	United Airlines Holdings, Inc.*	150,282

		458,114

Auto Components (0.1%):
725	Autoliv, Inc.	70,876
2,097	Goodyear Tire & Rubber Co. (The)*	35,963

		106,839

Automobiles (1.9%):
29,112	Ford Motor Co.*	432,604
6,591	General Motors Co.*	389,990
3,051	Tesla, Inc.*	2,073,765

		2,896,359

Banks (4.5%):
5,229	Associated Banc-Corp.	107,090
43,735	Bank of America Corp.	1,803,194
11,836	Citigroup, Inc.	837,397
20,045	Huntington Bancshares, Inc.	286,042
17,172	JPMorgan Chase & Co.	2,670,933
2,161	Old National Bancorp	38,055
333	Signature Bank	81,802
19,142	Wells Fargo & Co.	866,941

		6,691,454

Beverages (1.3%):
7,923	Keurig Dr Pepper, Inc.	279,206
4,933	Monster Beverage Corp.*	450,630
8,392	PepsiCo, Inc.	1,243,443

		1,973,279

Biotechnology (1.8%):
9,305	AbbVie, Inc.	1,048,115
3,051	Amgen, Inc.	743,682
956	Biogen, Inc.*	331,034
342	Exact Sciences Corp.*	42,514
701	Ionis Pharmaceuticals, Inc.*	27,963
425	Seagen, Inc.*	67,099
1,916	Vertex Pharmaceuticals, Inc.*	386,323

		2,646,730

Building Products (0.3%):
6,881	Carrier Global Corp.	334,416
411	Lennox International, Inc.	144,179

		478,595

Shares		Value
Common Stocks, continued
Capital Markets (2.0%):
7,903	Charles Schwab Corp. (The)	$575,418
297	FactSet Research Systems, Inc.	99,676
4,817	Intercontinental Exchange, Inc.	571,778
9,906	Morgan Stanley	908,281
814	MSCI, Inc.,	433,927
1,155	S&P Global, Inc.	474,070

		3,063,150

Chemicals (1.5%):
1,621	Ashland Global Holdings, Inc.	141,838
2,058	Celanese Corp.	311,993
6,478	Corteva, Inc.	287,299
5,680	Dow, Inc.	359,430
2,474	Eastman Chemical Co.	288,839
638	Ingevity Corp.*	51,908
3,226	LyondellBasell Industries NV, Class A	331,859
3,902	Mosaic Co. (The)	124,513
2,287	Olin Corp.	105,797
1,952	RPM International, Inc.	173,103
3,968	Valvoline, Inc.	128,801

		2,305,380

Commercial Services & Supplies (0.8%):
2,359	Copart, Inc.*	310,987
1,395	Waste Connections, Inc.	166,605
4,740	Waste Management, Inc.	664,121

		1,141,713

Communications Equipment (1.0%):
26,312	Cisco Systems, Inc.	1,394,536
318	Palo Alto Networks, Inc.*	117,994

		1,512,530

Construction Materials (0.2%):
829	Martin Marietta Materials, Inc.	291,650

Consumer Finance (0.6%):
2,467	Ally Financial, Inc.	122,955
3,467	Discover Financial Services	410,112
8,817	Synchrony Financial	427,801

		960,868

Containers & Packaging (0.6%):
1,468	Avery Dennison Corp.	308,632
1,645	Crown Holdings, Inc.	168,136
2,426	Sonoco Products Co.	162,299
4,256	WestRock Co.	226,504

		865,571

Distributors (0.2%):
2,047	Genuine Parts Co.	258,884

Diversified Consumer Services (0.0%†):
1,395	Service Corp. International	74,758

Diversified Financial Services (1.7%):
8,464	Berkshire Hathaway, Inc., Class B*	2,352,315
2,693	Voya Financial, Inc.	165,619

		2,517,934

Diversified Telecommunication Services (1.3%):
29,100	AT&T, Inc.	837,498
19,439	Verizon Communications, Inc.	1,089,167

		1,926,665

See accompanying notes to the financial statements.

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities (1.0%):
6,140	Alliant Energy Corp.	$342,366
7,855	American Electric Power Co., Inc.	664,454
3,771	Evergy, Inc.	227,882
5,273	FirstEnergy Corp.	196,208
3,041	OGE Energy Corp.	102,330

		1,533,240

Electrical Equipment (0.5%):
3,849	Eaton Corp. plc	570,345
988	Hubbell, Inc.	184,598

		754,943

Electronic Equipment, Instruments & Components (0.7%):
1,880	CDW Corp.	328,342
7,255	Corning, Inc.	296,730
1,235	Trimble, Inc.*	101,060
647	Zebra Technologies Corp., Class A*	342,580

		1,068,712

Energy Equipment & Services (0.2%):
8,613	Halliburton Co.	199,132
3,411	Helmerich & Payne, Inc.	111,301

		310,433

Entertainment (1.9%):
1,560	Live Nation Entertainment, Inc.*	136,641
2,137	Netflix, Inc.*	1,128,785
8,820	Walt Disney Co. (The)*	1,550,291

		2,815,717

Equity Real Estate Investment Trusts (2.4%):
4,727	American Homes 4 Rent, Class A	183,644
2,257	American Tower Corp.	609,706
1,638	Camden Property Trust	217,313
2,540	CubeSmart	117,653
3,530	Douglas Emmett, Inc.	118,679
6,991	Duke Realty Corp.	331,024
2,920	Equity Lifestyle Properties, Inc.	216,985
5,209	Healthcare Realty Trust, Inc.	157,312
6,565	Invitation Homes, Inc.	244,809
1,921	Kilroy Realty Corp.	133,778
979	Mack-Cali Realty Corp.	16,790
9,086	Medical Properties Trust, Inc.	182,628
2,952	National Retail Properties, Inc.	138,390
3,568	Sabra Health Care REIT, Inc.	64,938
1,854	Simon Property Group, Inc.	241,910
991	Sun Communities, Inc.	169,857
5,031	UDR, Inc.	246,418
1,790	WP Carey, Inc.	133,570

		3,525,404

Food & Staples Retailing (1.5%):
538	Casey’s General Stores, Inc.	104,716
2,606	Costco Wholesale Corp.	1,031,116
357	US Foods Holding Corp.*	13,695
7,939	Walmart, Inc.	1,119,558

		2,269,085

Food Products (0.8%):
1,796	Bunge, Ltd.	140,357
1,871	Lamb Weston Holdings, Inc.	150,915
13,942	Mondelez International, Inc., Class A	870,539
890	Post Holdings, Inc.*	96,538

		1,258,349

Shares		Value
Common Stocks, continued
Gas Utilities (0.0%†):
1,579	UGI Corp.	$73,123

Health Care Equipment & Supplies (3.0%):
9,715	Abbott Laboratories	1,126,260
4,554	Baxter International, Inc.	366,597
10,810	Boston Scientific Corp.*	462,236
5,024	Edwards Lifesciences Corp.*	520,336
264	Insulet Corp.*	72,471
808	Intuitive Surgical, Inc.*	743,069
6,042	Medtronic plc	749,993
1,061	Steris plc	218,884
585	Teleflex, Inc.	235,047

		4,494,893

Health Care Providers & Services (2.8%):
1,632	Anthem, Inc.	623,098
8,095	CVS Health Corp.	675,447
2,351	HCA Healthcare, Inc.	486,046
339	Molina Healthcare, Inc.*	85,787
5,145	UnitedHealth Group, Inc.	2,060,264
1,289	Universal Health Services, Inc., Class B	188,748

		4,119,390

Health Care Technology (0.1%):
677	Veeva Systems, Inc., Class A*	210,513

Hotels, Restaurants & Leisure (1.3%):
338	DraftKings, Inc., Class A*	17,634
2,911	Hilton Grand Vacations, Inc.*	120,486
3,262	Hilton Worldwide Holdings, Inc.*	393,463
4,458	McDonald’s Corp.	1,029,753
932	Melco Resorts & Entertainment, Ltd., ADR*	15,443
629	Penn National Gaming, Inc.*	48,112
3,283	Restaurant Brands International, Inc.	211,565
248	Vail Resorts, Inc.*	78,497
4,219	Wendy’s Co. (The)	98,809

		2,013,762

Household Durables (0.3%):
4,173	Newell Brands, Inc.	114,632
46	NVR, Inc.*	228,772
133	Roku, Inc.*	61,080
875	Toll Brothers, Inc.	50,584

		455,068

Household Products (1.4%):
1,790	Clorox Co. (The)	322,039
12,884	Procter & Gamble Co. (The)	1,738,438

		2,060,477

Industrial Conglomerates (1.5%):
3,999	3M Co.	794,321
38,350	General Electric Co.	516,191
4,160	Honeywell International, Inc.	912,496

		2,223,008

Insurance (1.9%):
11,167	Aflac, Inc.	599,221
3,183	Allstate Corp. (The)	415,190
1,230	American Financial Group, Inc.	153,406
2,016	Aon plc, Class A	481,340
2,356	Arch Capital Group, Ltd.*	91,743

See accompanying notes to the financial statements.

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
3,636	Arthur J. Gallagher & Co.	$509,331
1,947	Brown & Brown, Inc.	103,463
1,551	Fidelity National Financial, Inc.	67,406
1,907	Lincoln National Corp.	119,836
59	Markel Corp.*	70,016
501	RenaissanceRe Holdings, Ltd.	74,559
4,799	Unum Group	136,292

		2,821,803

Interactive Media & Services (6.6%):
620	Alphabet, Inc., Class A*	1,513,910
1,763	Alphabet, Inc., Class C*	4,418,642
10,313	Facebook, Inc., Class A*	3,585,933
321	Match Group, Inc.*	51,761
3,059	Twitter, Inc.*	210,490
307	Zillow Group, Inc., Class C*	37,522

		9,818,258

Internet & Direct Marketing Retail (4.5%):
1,818	Amazon.com, Inc.*	6,254,211
203	Booking Holdings, Inc.*	444,182
51	MercadoLibre, Inc.*	79,447

		6,777,840

IT Services (5.1%):
2,878	Automatic Data Processing, Inc.	571,628
229	Black Knight, Inc.*	17,857
217	Booz Allen Hamilton Holding Corp.	18,484
285	EPAM Systems, Inc.*	145,624
3,952	Fidelity National Information Services, Inc.	559,880
1,348	Leidos Holdings, Inc.	136,283
3,435	MasterCard, Inc., Class A	1,254,084
3,910	Paychex, Inc.	419,543
5,908	PayPal Holdings, Inc.*	1,722,064
43	Shopify, Inc., Class A*	62,822
317	Square, Inc., Class A*	77,285
177	Twilio, Inc., Class A*	69,766
1,639	VeriSign, Inc.*	373,184
9,218	Visa, Inc., Class A	2,155,353

		7,583,857

Leisure Products (0.0%†):
30	Polaris, Inc.	4,109

Life Sciences Tools & Services (1.0%):
991	Illumina, Inc.*	468,951
822	PRA Health Sciences, Inc.*	135,803
1,749	Thermo Fisher Scientific, Inc.	882,318

		1,487,072

Machinery (1.8%):
3,587	Caterpillar, Inc.	780,639
1,743	Cummins, Inc.	424,961
1,819	Deere & Co.	641,579
1,199	Parker-Hannifin Corp.	368,225
2,461	Pentair plc	166,093
767	Snap-On, Inc.	171,371
1,275	Timken Co.	102,752

		2,655,620

Shares		Value
Common Stocks, continued
Media (1.2%):
21,578	Comcast Corp., Class A	$1,230,378
1,004	Discovery, Inc., Series A*	30,803
681	Liberty Broadband Corp., Class C*	118,262
2,408	Liberty Global plc, Class C*	65,112
4,598	News Corp., Class B	111,961
2,935	Omnicom Group, Inc.	234,771
10,787	Sirius XM Holdings, Inc.	70,547

		1,861,834

Metals & Mining (0.4%):
5,473	Freeport-McMoRan, Inc.	203,103
2,282	Southern Copper Corp.	146,778
3,267	Steel Dynamics, Inc.	194,713
1,665	Worthington Industries, Inc.	101,865

		646,459

Mortgage Real Estate Investment Trusts (0.1%):
13,393	Annaly Capital Management, Inc.	118,930

Multiline Retail (0.6%):
850	Nordstrom, Inc.*	31,084
3,558	Target Corp.	860,111

		891,195

Multi-Utilities (1.3%):
7,205	Ameren Corp.	576,688
6,141	CenterPoint Energy, Inc.	150,577
6,402	Consolidated Edison, Inc.	459,152
6,453	Public Service Enterprise Group, Inc.	385,502
4,589	WEC Energy Group, Inc.	408,192

		1,980,111

Oil, Gas & Consumable Fuels (2.6%):
1,266	Cheniere Energy, Inc.*	109,813
10,132	Chevron Corp.	1,061,225
9,963	ConocoPhillips	606,747
2,721	EOG Resources, Inc.	227,040
18,134	Exxon Mobil Corp.	1,143,893
1,236	HollyFrontier Corp.	40,664
5,914	Occidental Petroleum Corp.	184,931
4,383	ONEOK, Inc.	243,870
3,874	Phillips 66	332,467

		3,950,650

Personal Products (0.0%†):
555	Herbalife Nutrition, Ltd.*	29,265

Pharmaceuticals (3.9%):
12,640	Bristol-Myers Squibb Co.	844,605
4,181	Eli Lilly & Co.	959,623
33	Jazz Pharmaceuticals plc*	5,862
11,563	Johnson & Johnson	1,904,889
11,667	Merck & Co., Inc.	907,343
1,197	Organon & Co.*	36,221
26,457	Pfizer, Inc.	1,036,056
5,400	Viatris, Inc.	77,166

		5,771,765

Professional Services (0.3%):
1,980	CoStar Group, Inc.*	163,984
930	ManpowerGroup, Inc.	110,586
1,078	TransUnion	118,375

		392,945

See accompanying notes to the financial statements.

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value

Common Stocks, continued
Road & Rail (1.0%):
2,330	Canadian Pacific Railway, Ltd.	$179,200
21,318	CSX Corp.	683,881
962	J.B. Hunt Transport Services, Inc.	156,758
959	Lyft, Inc., Class A*	58,000
1,196	Old Dominion Freight Line, Inc.	303,545
1,047	Uber Technologies, Inc.*	52,476

		1,433,860

Semiconductors & Semiconductor Equipment (5.9%):
6,370	Advanced Micro Devices, Inc.*	598,334
3,310	Analog Devices, Inc.	569,850
2,998	Applied Materials, Inc.	426,915
1,959	Broadcom, Inc.	934,130
18,591	Intel Corp.	1,043,699
1,672	Marvell Technology, Inc.	97,528
5,933	Micron Technology, Inc.*	504,186
3,029	NVIDIA Corp.	2,423,503
515	NXP Semiconductors NV	105,946
5,809	Qualcomm, Inc.	830,280
2,061	Teradyne, Inc.	276,091
5,319	Texas Instruments, Inc.	1,022,844

		8,833,306

Software (9.3%):
2,745	Adobe, Inc.*	1,607,582
3,650	Cadence Design Systems, Inc.*	499,393
1,527	Fortinet, Inc.*	363,716
31,800	Microsoft Corp.	8,614,620
2,319	Nuance Communications, Inc.*	126,247
10,320	Oracle Corp.	803,309
343	Paycom Software, Inc.*	124,670
777	PTC, Inc.*	109,759
3,468	salesforce.com, Inc.*	847,128
1,013	ServiceNow, Inc.*	556,694
466	SS&C Technologies Holdings, Inc.	33,580
453	Workday, Inc., Class A*	108,149
139	Zoom Video Communications, Inc., Class A*	53,797

		13,848,644

Shares, Contracts		Value

Common Stocks, continued
Specialty Retail (2.0%):
2,295	American Eagle Outfitters, Inc.	$86,131
354	Burlington Stores, Inc.*	113,985
785	Foot Locker, Inc.	48,380
5,642	Home Depot, Inc. (The)	1,799,177
4,760	Lowe’s Cos., Inc.	923,297

		2,970,970

Technology Hardware, Storage & Peripherals (6.1%):
66,001	Apple, Inc.	9,039,497
727	Dell Technologies, Inc., Class C*	72,460

		9,111,957

Textiles, Apparel & Luxury Goods (0.7%):
333	Lululemon Athletica, Inc.*	121,535
5,881	Nike, Inc., Class B	908,556

		1,030,091

Tobacco (0.5%):
17,143	Altria Group, Inc.	817,378

Trading Companies & Distributors (0.0%†):
601	GATX Corp.	53,170

Total Common Stocks (Cost $60,219,633)		147,475,140

Purchased Options (0.6%):
Total Purchased Options (Cost $1,525,338)		867,210

Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
875,349	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(a)	875,349

Total Unaffiliated Investment Company (Cost $875,349)		875,349

Total Investment Securities (Cost $62,620,320) — 99.7%		149,217,699
Net other assets (liabilities) — 0.3%		445,018

Net Assets — 100.0%		$149,662,717

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

At June 30, 2021, the Fund’s exchange traded options purchased were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	3725.00 USD	8/23/21	50	$186,250	$56,750
S&P 500 Index	Put	3800.00 USD	8/23/21	39	148,200	54,210
S&P 500 Index	Put	3725.00 USD	9/20/21	50	186,250	119,000
S&P 500 Index	Put	3750.00 USD	9/20/21	50	187,500	126,500
S&P 500 Index	Put	3775.00 USD	9/20/21	50	188,750	134,500
S&P 500 Index	Put	3800.00 USD	9/20/21	50	190,000	143,250
S&P 500 Index	Put	3825.00 USD	10/18/21	50	191,250	233,000

Total (Cost $1,525,338)						$867,210

At June 30, 2021, the Fund’s exchange traded options written were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	4275.00 USD	7/16/21	37	$158,175	$(187,035)
S&P 500 Index	Call	4300.00 USD	7/19/21	38	163,400	(126,730)
S&P 500 Index	Call	4300.00 USD	8/2/21	38	163,400	(204,440)
S&P 500 Index	Call	4225.00 USD	8/23/21	37	156,325	(470,825)
S&P 500 Index	Call	4250.00 USD	8/23/21	37	157,250	(400,525)
S&P 500 Index	Call	4300.00 USD	8/23/21	38	163,400	(281,390)
S&P 500 Index	Call	4275.00 USD	9/20/21	38	162,450	(451,440)
S&P 500 Index	Call	4300.00 USD	9/20/21	38	163,400	(389,690)
S&P 500 Index	Call	4350.00 USD	9/20/21	38	165,300	(279,870)

Total (Premiums $2,590,939)						$(2,791,945)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(2,791,945)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$62,620,320

Investment securities, at value	$149,217,699
Cash	180
Interest and dividends receivable	68,249
Receivable for investments sold	4,990,549
Reclaims receivable	996
Prepaid expenses	7,141

Total Assets	154,284,814

Liabilities:
Payable for investments purchased	1,655,064
Payable for capital shares redeemed	34,396
Written Options (Premiums received $2,590,939)	2,791,945
Manager fees payable	98,144
Administration fees payable	2,258
Distribution fees payable	30,670
Custodian fees payable	886
Administrative and compliance services fees payable	285
Transfer agent fees payable	1,058
Trustee fees payable	1,430
Other accrued liabilities	5,961

Total Liabilities	4,622,097

Net Assets	$149,662,717

Net Assets Consist of:
Paid in capital	$84,299,508
Total distributable earnings	65,363,209

Net Assets	$149,662,717

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,562,501
Net Asset Value (offering and redemption price per share)	$15.65

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$1,084,436
Foreign withholding tax	(747)

Total Investment Income	1,083,689

Expenses:
Manager fees	587,664
Administration fees	12,286
Distribution fees	183,645
Custodian fees	3,799
Administrative and compliance services fees	1,191
Transfer agent fees	3,225
Trustee fees	4,277
Professional fees	3,762
Shareholder reports	3,029
Other expenses	1,786

Total expenses	804,664

Net Investment Income/(Loss)	279,025

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	3,242,171
Net realized gains/(losses) on written options contracts	(5,208,198)
Change in net unrealized appreciation/depreciation on securities	11,019,316
Change in net unrealized appreciation/depreciation on written options contracts	839,043

Net realized and Change in net unrealized gains/losses on investments	9,892,332

Change in Net Assets Resulting From Operations	$10,171,357

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$279,025	$938,347
Net realized gains/(losses) on investments	(1,966,027)	5,449,612
Change in unrealized appreciation/depreciation on investments	11,858,359	2,482,252

Change in net assets resulting from operations	10,171,357	8,870,211

Distributions to Shareholders:
Distributions	—	(1,474,529)

Change in net assets resulting from distributions to shareholders	—	(1,474,529)

Capital Transactions:
Proceeds from shares issued	4,692,490	18,152,814
Proceeds from dividends reinvested	—	1,474,529
Value of shares redeemed	(9,584,390)	(33,600,618)

Change in net assets resulting from capital transactions	(4,891,900)	(13,973,275)

Change in net assets	5,279,457	(6,577,593)
Net Assets:
Beginning of period	144,383,260	150,960,853

End of period	$149,662,717	$144,383,260

Share Transactions:
Shares issued	318,955	1,356,062
Dividends reinvested	—	106,005
Shares redeemed	(636,930)	(2,554,063)

Change in shares	(317,975)	(1,091,996)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$14.61		$13.76	$12.54	$13.32	$12.29	$11.96

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.09 (a)	0.13 (a)	0.18	0.12	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	1.01		0.91	1.22	(0.79)	1.04	0.40

Total from Investment Activities	1.04		1.00	1.35	(0.61)	1.16	0.57

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.13)	(0.17)	(0.13)	(0.24)

Total Dividends	—		(0.15)	(0.13)	(0.17)	(0.13)	(0.24)

Net Asset Value, End of Period	$15.65		$14.61	$13.76	$12.54	$13.32	$12.29

Total Return(b)	7.12	%(c)	7.30%	10.82%	(4.65)%	9.46%	4.84%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$149,663		$144,383	$150,961	$147,792	$213,295	$178,951
Net Investment Income/(Loss)(d)	0.38%		0.67%	1.01%	0.93%	1.06%	1.19%
Expenses Before Reductions(d)(e)	1.09%		1.12%	1.11%	1.10%	1.10%	1.10%
Expenses Net of Reductions(d)	1.09%		1.12%	1.11%	1.10%	1.10%	1.10%
Portfolio Turnover Rate	7	%(c)	30%	19%	9%	24%	20%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2021, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2021, the monthly average notional amount for written options contracts was $1.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Options Contracts			Written Options Contracts	$2,791,945

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Options Contracts	Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/depreciation on written options contracts	$(5,208,198)	$839,043

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$147,475,140	$—	$—	$147,475,140
Purchased Options	867,210	—	—	867,210
Unaffiliated Investment Company	875,349	—	—	875,349

Total Investment Securities	149,217,699	—	—	149,217,699

Other Financial Instruments:*
Written Options	(2,791,945)	—	—	(2,791,945)

Total Investments	$146,425,754	$—	$—	$146,425,754

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Gateway Fund	$10,480,397	$26,309,274

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $71,514,017. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$76,931,291
Unrealized (depreciation)	(3,031,627)

Net unrealized appreciation/(depreciation)	$73,899,664

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2020, the Fund utilized $5,362,319 in CLCFs to offset capital gains.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Gateway Fund	$21,428,287	$—	$21,428,287

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Gateway Fund	$1,474,529	$—	$1,474,529

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Gateway Fund	$929,051	$—	$(21,428,287)	$75,691,088	$55,191,852

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of options contracts and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

14

AZL Gateway Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

15

FUND		FOR	AGAINST	ABSTAIN
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Special Joint Meeting of Shareholders page 11

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Government Money Market Fund	$1,000.00	$1,000.00	$0.45	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Government Money Market Fund	$1,000.00	$1,024.35	$0.45	0.09%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	43.0%

Repurchase Agreements	38.0

U.S. Government Agency Mortgages	23.8

Total Investment Securities	104.8

Net other assets (liabilities)	(4.8)

Net Assets	100.0%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages (23.8%):
Federal Farm Credit Bank (11.2%)
$1,500,000	0.25%(US0001M+16bps), 7/1/21	$1,500,000
5,030,000	0.15%, 7/1/21(a)	5,030,000
990,000	0.28%(USBMMY3M+23bps), 7/8/21	990,000
480,000	0.19%(US0001M+11bps), 7/9/21	480,000
1,440,000	0.09%, 8/31/21(a)	1,439,780
3,410,000	0.09%, 9/22/21(a)	3,409,293
370,000	0.21%(US0001M+13bps), 10/8/21	370,000
535,000	0.18%(US0001M+11bps), 11/12/21	535,000
3,415,000	0.08%, 11/16/21(a)	3,413,953
4,065,000	0.09%, 11/17/21(a)	4,063,587
880,000	0.24%(SOFR+19bps), 11/18/21	880,000
1,415,000	0.10%, 12/2/21(a)	1,414,395
1,280,000	0.30%(USBMMY3M+15bps), 12/13/21	1,279,424
1,085,000	0.11%(US0001M+1bps), 12/28/21	1,084,957
1,955,000	0.23%(SOFR+18bps), 1/14/22	1,955,000
4,000,000	0.33%, 2/8/22	4,000,000
685,000	0.18%(USBMMY3M+12bps), 5/2/22	684,965
3,000,000	0.10%(SOFR+5bps), 5/5/22	2,999,884
1,475,000	0.24%(SOFR+19bps), 7/14/22	1,475,000
4,065,000	0.29%(FEDL01+18bps), 7/20/22	4,064,576
2,230,000	0.14%(SOFR+10bps), 9/2/22	2,230,000
1,845,000	0.14%(SOFR+9bps), 10/7/22	1,845,000
2,250,000	0.13%(SOFR+8bps), 10/14/22	2,250,000
2,705,000	0.12%(SOFR+8bps), 11/3/22	2,705,000
4,150,000	0.08%(SOFR+3bps), 1/12/23	4,149,678
1,070,000	0.11%(SOFR+6bps), 1/20/23	1,070,000

		55,319,492

Federal Home Loan Bank (9.6%)
1,420,000	0.12%(SOFR+8bps), 7/8/21	1,420,000
740,000	, 7/14/21(a)	739,999
945,000	0.12%(SOFR+8bps), 7/23/21	945,000
1,280,000	0.01%, 7/28/21(a)	1,279,992
910,000	0.02%, 8/11/21(a)	909,985
3,230,000	0.14%(SOFR+9bps), 9/10/21	3,230,000
6,570,000	0.05%, 9/17/21(a)	6,569,317
2,300,000	0.05%, 9/23/21(a)	2,299,759
11,215,000	0.05%, 9/29/21(a)	11,213,738
955,000	0.04%, 10/15/21	954,998
1,365,000	0.05%, 11/5/21(a)	1,364,759
600,000	0.05%, 12/22/21(a)	599,858
1,120,000	0.05%, 12/23/21	1,119,982
2,585,000	0.17%(SOFR+12bps), 2/28/22	2,585,000
335,000	0.06%(SOFR+1bps), 3/28/22	335,000
550,000	0.06%(SOFR+1bps), 3/30/22	550,000
885,000	0.11%(SOFR+7bps), 4/28/22	885,000
5,025,000	0.07%(SOFR+2bps), 12/16/22	5,025,000
5,000,000	0.10%(SOFR+6bps), 2/3/23	5,000,000

		47,027,387

Federal Home Loan Mortgage Corporation (1.6%)
815,000	0.14%, 8/12/21	815,925
3,070,000	0.37%(SOFR+32bps), 9/23/21	3,070,000
2,275,000	0.23%(SOFR+18bps), 12/13/21	2,275,000
1,535,000	0.11%(SOFR+7bps), 11/10/22	1,535,000

		7,695,925

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (1.4%)
$1,110,000	0.14%, 10/7/21	$1,113,674
2,685,000	0.40%(SOFR+35bps), 4/7/22	2,685,000
2,935,000	0.44%(SOFR+39bps), 4/15/22	2,935,000

		6,733,674

Total U.S. Government Agency Mortgages (Cost $116,776,478)		116,776,478

U.S. Treasury Obligations (43.0%):
U.S. Treasury Bills (40.5%)
9,993,600	, 7/6/21(a)	9,993,600
18,390,000	0.02%, 7/8/21(a)	18,389,929
10,000,000	0.06%, 7/13/21(a)	9,999,817
4,340,300	0.01%, 7/22/21(a)	4,340,275
7,905,000	0.03%, 7/27/21(a)	7,904,829
10,000,000	0.02%, 7/29/21(a)	9,999,883
20,000,000	, 8/5/21(a)	19,999,222
1,845,000	0.02%, 8/10/21(a)	1,844,949
20,000,000	0.05%, 8/12/21(a)	19,998,833
20,000,000	, 8/24/21(a)	19,998,500
8,000,000	, 10/5/21(a)	7,999,360
965,000	0.04%, 10/19/21(a)	964,897
1,607,800	0.05%, 11/2/21(a)	1,607,534
4,037,800	0.14%, 11/4/21(a)	4,035,892
800,000	0.05%, 11/12/21(a)	799,851
16,174,000	0.12%, 12/2/21(a)	16,166,294
7,846,000	0.04%, 12/9/21(a)	7,844,597
8,929,400	0.04%, 12/16/21(a)	8,927,733
11,160,000	0.05%, 12/23/21(a)	11,157,245
14,195,000	0.11%, 12/30/21(a)	14,187,106
3,124,900	0.09%, 1/27/22(a)	3,123,259

		199,283,605

U.S. Treasury Notes (2.5%)
4,000,000	0.27%(USBMMY3M+22bps), 7/31/21	4,000,000
1,410,000	0.29%(USBMMY3M+30bps), 10/31/21	1,410,280
115,000	0.09%, 2/15/22	116,734
120,000	0.09%, 2/28/22	121,319
120,000	0.09%, 3/31/22	120,253
805,000	2.13%, 5/15/22	819,404
100,000	1.75%, 6/15/22	101,605
360,000	0.13%, 6/30/22	360,194
5,000,000	0.09%(USBMMY3M+5bps), 1/31/23	5,000,522

		12,050,311

Total U.S. Treasury Obligations (Cost $211,333,916)		211,333,916

Repurchase Agreements (38.0%):
13,000,000	Bank of Montreal, 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $13,000,018, Collateralized by U.S. Treasury Obligations, 0.00% - 2.00%, 8/15/25 - 8/15/50, fair value of $13,260,049)	13,000,000
35,000,000	Bank of Nova Scotia, 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $35,000,049, Collateralized by U.S. Treasury Note, 0.13%, 1/15/24, fair value of $35,700,069)	35,000,000
40,000,000	BNP Paribas, 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $40,000,056, Collateralized by U.S. Government Agency Obligations, 1.50% - 6.00%, 11/30/21 - 3/20/51, fair value of $40,804,393)	40,000,000

See accompanying notes to the financial statements.

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Repurchase Agreements, continued
$40,000,000	Citigroup Global Markets, 0.06%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $40,000,067, Collateralized by U.S. Treasury Note, 0.13%, 8/31/22, fair value of $40,800,070)	$40,000,000
$20,000,000	Mitsubishi UFJ Securities USA, Inc., 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $20,000,028, Collateralized by U.S. Treasury Obligations, 0.00% - 6.13%, 2/28/23 - 11/15/50, fair value of $20,400,000)	20,000,000
15,000,000	Natixis, 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $15,000,021, Collateralized by U.S. Treasury Obligations, 0.13% - 4.38%, 6/30/23 - 5/15/40, fair value of $15,300,001)	15,000,000
13,000,000	Toronto Dominion Bank NY, 0.06%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $13,000,022, Collateralized by U.S. Government Agency Obligation, 0.09%, 4/10/23, fair value of $13,260,888)	13,000,000
11,000,000	Toronto Dominion Bank NY, 0.05%, 7/1/21, (Purchased on 6/30/21, proceeds at maturity $11,000,015, Collateralized by U.S. Treasury Notes, 0.13% - 3.13%, 5/31/22 - 11/15/28, fair value of $11,220,049)	11,000,000

Total Repurchase Agreements (Cost $187,000,000)		187,000,000

Total Investment Securities (Cost $515,110,394) — 104.8%		515,110,394
Net other assets (liabilities) — (4.8)%		(23,540,328)

Net Assets — 100.0%		$491,570,066

Percentages indicated are based on net assets as of June 30, 2021.

FEDL01—Effective Federal Fund Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

USBMMY3M—3 Month Treasury Bill Rate

(a)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$328,110,394

Investment securities, at value	$328,110,394
Repurchase agreements, at value/cost	187,000,000
Cash	46,807
Interest and dividends receivable	31,314
Receivable from Manager	80,019
Prepaid expenses	24,221

Total Assets	515,292,755

Liabilities:
Payable for investments purchased	23,600,992
Administration fees payable	624
Distribution fees payable	94,659
Custodian fees payable	1,594
Administrative and compliance services fees payable	760
Transfer agent fees payable	1,098
Trustee fees payable	3,753
Other accrued liabilities	19,209

Total Liabilities	23,722,689

Net Assets	$491,570,066

Net Assets Consist of:
Paid in capital	$491,563,100
Total distributable earnings	6,966

Net Assets	$491,570,066

Shares of beneficial interest (unlimited number of shares authorized, no par value)	491,563,223
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$210,631

Total Investment Income	210,631

Expenses:
Manager fees	860,602
Administration fees	10,348
Distribution fees	614,717
Custodian fees	6,315
Administrative and compliance services fees	3,472
Transfer agent fees	3,047
Trustee fees	12,771
Professional fees	10,726
Shareholder reports	10,054
Other expenses	4,730

Total expenses before reductions	1,536,782
Less expenses voluntarily waived/reimbursed by the Manager	(1,326,151)

Net expenses	210,631

Net Investment Income/(Loss)	—

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	2,053

Net realized and Change in net unrealized gains/losses on investments	2,053

Change in Net Assets Resulting From Operations	$2,053

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$—	$908,615
Net realized gains/(losses) on investments	2,053	3,042

Change in net assets resulting from operations	2,053	911,657

Distributions to Shareholders:
Distributions	—	(908,616)

Change in net assets resulting from distributions to shareholders	—	(908,616)

Capital Transactions:
Proceeds from shares issued	338,403,085	808,011,798
Proceeds from dividends reinvested	—	908,615
Value of shares redeemed	(454,905,538)	(682,376,967)

Change in net assets resulting from capital transactions	(116,502,453)	126,543,446

Change in net assets	(116,500,400)	126,546,487
Net Assets:
Beginning of period	608,070,466	481,523,979

End of period	$491,570,066	$608,070,466

Share Transactions:
Shares issued	338,403,086	808,011,797
Dividends reinvested	—	908,614
Shares redeemed	(454,905,538)	(682,376,967)

Change in shares	(116,502,452)	126,543,444

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016

	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)	—	(a)	0.01 (a)	0.01	—	(b)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(b)	—	(b)	— (b)	— (b)	—	(b)	—	(b)

Total from Investment Activities	—		—	(b)	0.01	0.01	—		—

Distributions to Shareholders From:
Net Investment Income	—		—	(b)	(0.01)	(0.01)	—	(b)	—
Net Realized Gains	—		—		— (b)	—	—	(b)	—	(b)

Total Dividends	—	(b)	—	(b)	(0.01)	(0.01)	—	(b)	—	(b)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Total Return(c)	0.00	%(d)	0.21%		1.39%	1.01%	0.05%		0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$491,570		$608,070		$481,524	$453,175	$490,632		$663,004
Net Investment Income/(Loss)(e)	—		0.18%		1.37%	1.00%	0.04%		—
Expenses Before Reductions(e)(f)	0.62%		0.66%		0.88%	0.87%	0.87%		0.65%
Expenses Net of Reductions(e)	0.09	%(d)(g)	0.35	%(g)	0.87%	0.87%	0.87%		0.44	%(g)

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Government Money Market Fund	0.35%	0.87%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. Such voluntary waivers may be discontinued or modified at any time without notice. There is no guarantee the Fund will avoid a negative yield. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2021 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

At June 30, 2021, the reimbursements of voluntary minimum daily yield waivers subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2023	Expires 12/31/2024	Total

AZL Government Money Market Fund	$1,499,146	$1,326,151	$2,825,297
Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

U.S. Government Agency Mortgages	$—	$116,776,478	$—	$116,776,478
U.S. Treasury Obligations	—	211,333,916	—	211,333,916
Repurchase Agreements	—	187,000,000	—	187,000,000

Total Investment Securities	$—	$515,110,394	$—	$515,110,394

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

5. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.

6. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $ 635,872,026. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$—
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$—

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Government Money Market Fund	$908,616	$—	$908,616

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)

AZL Government Money Market Fund	$4,913	$—	$—	$—	$4,913

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

AZL Government Money Market Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723

	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597

	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

12

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission each month on Form N-MFP. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on its website.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® International Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Special Joint Meeting of Shareholders Page 21

Other Information Page 24

Statement Regarding the Trust’s Liquidity Risk Management Program Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL International Index Fund, Class 1	$1,000.00	$1,087.60	$2.17	0.42%

AZL International Index Fund, Class 2	$1,000.00	$1,086.10	$3.47	0.67%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL International Index Fund, Class 1	$1,000.00	$1,022.71	$2.11	0.42%

AZL International Index Fund, Class 2	$1,000.00	$1,021.47	$3.36	0.67%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	16.6%

Industrials	14.8

Consumer Discretionary	12.5

Health Care	12.5

Consumer Staples	10.7

Information Technology	9.3

Materials	7.8

Communication Services	4.7

Utilities	3.3

Energy	3.3

Real Estate	3.0

Total Common Stocks and Preferred Stocks	98.5

Rights	— †

Short-Term Security Held as Collateral for Securities on Loan	3.2

Total Investment Securities	101.7

Net other assets (liabilities)	(1.7)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (1.1%):
61,184	Airbus SE*	$7,878,354
334,981	BAE Systems plc	2,421,438
260	Dassault Aviation SA	306,046
2,648	Elbit Systems, Ltd.	343,271
5,550	MTU Aero Engines AG	1,374,958
870,527	Rolls-Royce Holdings plc*	1,194,101
35,558	Safran SA	4,932,876
151,200	Singapore Technologies Engineering, Ltd.	436,449
11,099	Thales SA	1,132,902

		20,020,395

Air Freight & Logistics (0.5%):
97,547	Bollore, Inc.	523,033
103,125	Deutsche Post AG	7,015,874
23,792	InPost SA*	477,941
33,300	SG Holdings Co., Ltd.^	873,060
30,300	Yamato Holdings Co., Ltd.	861,732

		9,751,640

Airlines (0.1%):
15,100	ANA Holdings, Inc.*	354,926
31,786	Deutsche Lufthansa AG, Registered Shares*^	357,699
15,670	Japan Airlines Co., Ltd.*	339,073
83,673	Qantas Airways, Ltd.*	293,305
156,150	Singapore Airlines, Ltd.*	564,270

		1,909,273

Auto Components (0.9%):
15,300	Aisin Sieki Co., Ltd.	654,068
59,400	Bridgestone Corp.^	2,702,046
17,626	Compagnie Generale des Establissements Michelin SCA, Class B	2,812,814
11,444	Continental AG	1,682,672
45,100	Denso Corp.	3,075,701
8,878	Faurecia SA	435,971
3,329	Faurecia SE	162,847
10,300	Koito Manufacturing Co., Ltd.	640,402
12,500	Stanley Electric Co., Ltd.	361,600
78,500	Sumitomo Electric Industries, Ltd.	1,157,746
15,300	Toyota Industries Corp.	1,323,159
23,890	Valeo SA	719,435
190,000	Xinyi Glass Holdings, Ltd.	774,527

		16,502,988

Automobiles (2.9%):
34,446	Bayerische Motoren Werke AG (BMW)	3,648,615
89,041	Daimler AG, Registered Shares	7,953,096
13,114	Ferrari NV	2,706,732
169,600	Honda Motor Co., Ltd.	5,438,027
57,400	Isuzu Motors, Ltd.	761,438
55,200	Mazda Motor Corp.*	518,549
241,500	Nissan Motor Co., Ltd.*	1,198,086
19,998	Renault SA*	808,405
108,647	Stellantis NV	2,143,309
102,332	Stellantis NV	2,007,262
64,000	Subaru Corp.	1,262,221
38,300	Suzuki Motor Corp.	1,620,183
220,666	Toyota Motor Corp.	19,266,217
3,377	Volkswagen AG	1,108,402
29,100	Yamaha Motor Co., Ltd.	790,769

		51,231,311

Shares		Value
Common Stocks, continued
Banks (8.4%):
44,460	ABN AMRO Group NV*	$536,627
296,037	Australia & New Zealand Banking Group, Ltd.	6,234,669
693,697	Banco Bilbao Vizcaya Argentaria SA	4,315,210
1,804,041	Banco Santander SA	6,877,396
119,720	Bank Hapoalim BM*	962,068
151,152	Bank Leumi Le-Israel Corp.*	1,149,591
174,800	Bank of East Asia, Ltd. (The)	324,055
3,397	Banque Cantonale Vaudois, Registered Shares	305,212
1,806,140	Barclays plc	4,283,075
117,021	BNP Paribas SA	7,327,448
385,000	BOC Hong Kong Holdings, Ltd.	1,305,022
462,478	CaixaBank SA	1,420,918
50,300	Chiba Bank, Ltd. (The)	302,835
106,723	Commerzbank AG*	757,112
184,569	Commonwealth Bank of Australia	13,799,864
114,300	Concordia Financial Group, Ltd.	417,169
121,376	Credit Agricole SA	1,698,498
71,758	Danske Bank A/S	1,261,698
187,500	DBS Group Holdings, Ltd.	4,161,735
96,776	DNB ASA	2,108,823
29,064	Erste Group Bank AG	1,065,275
54,558	Finecobank Banca Fineco SpA*	953,258
79,600	Hang Seng Bank, Ltd.	1,589,186
2,119,075	HSBC Holdings plc	12,227,054
405,808	ING Groep NV	5,368,055
1,718,238	Intesa Sanpaolo SpA	4,741,860
117,795	Isreal Discount Bank*	561,597
39,400	Japan Post Bank Co., Ltd.	330,062
26,011	KBC Group NV	1,981,098
7,371,869	Lloyds Banking Group plc	4,768,277
64,613	Mediobanca SpA*	753,990
1,271,700	Mitsubishi UFJ Financial Group, Inc.	6,866,016
15,040	Mizrahi Tefahot Bank, Ltd.*	463,647
250,963	Mizuho Financial Group, Inc.	3,536,701
343,019	National Australia Bank, Ltd.	6,731,270
506,619	Natwest Group plc	1,423,342
337,071	Nordea Bank AB	3,751,607
349,199	Oversea-Chinese Banking Corp., Ltd.	3,106,361
17,048	Raiffeisen International Bank-Holding AG	385,694
222,187	Resona Holdings, Inc.	851,881
52,200	Shizuoka Bank, Ltd. (The)	402,132
169,319	Skandinaviska Enskilda Banken AB, Class A	2,186,500
84,342	Societe Generale	2,483,296
279,102	Standard Chartered plc	1,778,054
135,769	Sumitomo Mitsui Financial Group, Inc.	4,673,085
35,103	Sumitomo Mitsui Trust Holdings, Inc.	1,111,207
151,744	Svenska Handelsbanken AB, Class A	1,711,834
94,215	Swedbank AB, Class A	1,752,381
221,117	Unicredit SpA	2,605,512
122,573	United Overseas Bank, Ltd.	2,357,658
381,664	Westpac Banking Corp.	7,353,188

		149,420,103

Beverages (2.1%):
79,271	Anheuser-Busch InBev NV	5,707,951
47,500	Asahi Breweries, Ltd.^	2,218,906
191,900	Budweiser Brewing Co. APAC, Ltd.	604,037
10,717	Carlsberg A/S, Class B	2,001,033

See accompanying notes to the financial statements.

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
21,292	Coca-Cola European Partners plc	$1,250,820
21,102	Coca-Cola HBC AG	763,059
54,381	David Campari-Milano NV	729,340
243,413	Diageo plc	11,663,575
11,986	Heineken Holding NV	1,207,382
26,966	Heineken NV	3,268,665
6,000	ITO EN, Ltd.	355,889
85,600	Kirin Holdings Co., Ltd.^	1,668,795
21,796	Pernod Ricard SA	4,837,221
2,253	Remy Cointreau SA	465,291
14,600	Suntory Beverage & Food, Ltd.^	548,032
69,034	Treasury Wine Estates, Ltd.	604,448

		37,894,444

Biotechnology (0.9%):
4,769	Argenx SE*	1,436,530
47,337	CSL, Ltd.	10,124,660
6,819	Genmab A/S*	2,781,768
31,583	Grifols SA^	855,531
9,300	Peptidream, Inc.*	456,132

		15,654,621

Building Products (1.1%):
20,800	AGC, Inc.^	873,220
104,275	ASSA Abloy AB, Class B	3,142,609
52,647	Compagnie de Saint-Gobain SA	3,470,753
25,900	Daikin Industries, Ltd.	4,821,961
3,854	Geberit AG, Registered Shares	2,892,713
16,061	Kingspan Group plc	1,516,927
28,000	Lixil Corp.	723,917
148,308	Nibe Industrier AB, Class B	1,561,515
817	ROCKWOOL International A/S, Class B	398,759
14,700	TOTO, Ltd.	760,582

		20,162,956

Capital Markets (2.7%):
101,243	3i Group plc	1,645,408
7,021	Amundi SA	618,485
20,141	ASX, Ltd.	1,173,834
254,653	Credit Suisse Group AG	2,665,977
150,300	Daiwa Securities Group, Inc.	822,669
215,018	Deutsche Bank AG, Registered Shares*	2,800,575
19,767	Deutsche Boerse AG	3,449,939
24,879	EQT AB^	903,651
5,295	Futu Holdings, Ltd., ADR*	948,282
37,543	Hargreaves Lansdown plc	825,599
111,193	Hong Kong Exchanges & Clearing, Ltd.	6,627,957
53,000	Japan Exchange Group, Inc.	1,178,201
23,284	Julius Baer Group, Ltd.	1,519,011
33,779	London Stock Exchange Group plc	3,725,231
35,760	Macquarie Group, Ltd.	4,193,391
15,176	Magellan Financial Group, Ltd.	613,062
112,398	Natixis	532,893
319,600	Nomura Holdings, Inc.	1,623,689
2,361	Partners Group Holding AG	3,578,983
25,290	SBI Holdings, Inc.	598,065
13,061	Schroders plc	635,422
73,500	Singapore Exchange, Ltd.	611,998
56,176	St. James Place plc	1,149,465
381,405	UBS Group AG	5,841,456

		48,283,243

Shares		Value
Common Stocks, continued
Chemicals (3.5%):
49,280	Air Liquide SA	$8,633,999
19,827	Akzo Nobel NV	2,449,839
6,387	Arkema SA	801,802
130,500	Asahi Kasei Corp.	1,429,267
95,554	BASF SE	7,528,932
11,119	Christian Hansen Holding A/S	1,003,816
21,010	Clariant AG	417,993
20,100	Covestro AG	1,298,188
14,515	Croda International plc	1,480,378
753	EMS-Chemie Holding AG	740,080
21,816	Evonik Industries AG	731,482
6,565	Fuchs Petrolub AG	319,716
961	Givaudan SA, Registered Shares	4,470,861
73,284	ICL Group, Ltd.	497,746
20,134	Johnson Matthey plc	857,006
22,300	JSR Corp.	674,279
18,800	Kansai Paint Co., Ltd.	478,970
17,931	Koninklijke DSM NV	3,347,138
7,976	Lanxess AG	546,882
133,200	Mitsubishi Chemical Holdings Corp.	1,116,639
18,100	Mitsubishi Gas Chemical Co., Inc.	383,682
19,400	Mitsui Chemicals, Inc.	668,006
74,000	Nippon Paint Holdings Co., Ltd.^	1,003,991
17,100	Nippon Sanso Holdings Corp.	350,372
12,000	Nissan Chemical Corp.	587,392
15,700	Nitto Denko Corp.	1,171,097
21,653	Novozymes A/S, Class B	1,634,346
40,418	Orica, Ltd.	402,642
36,800	Shin-Etsu Chemical Co., Ltd.	6,151,745
14,750	Sika AG	4,824,314
7,710	Solvay SA	981,500
155,000	Sumitomo Chemical Co., Ltd.	819,687
13,385	Symrise AG	1,865,728
146,200	Toray Industries, Inc.	969,523
28,400	Tosoh Corp.	489,626
20,507	Umicore SA	1,253,469
18,620	Yara International ASA	981,208

		63,363,341

Commercial Services & Supplies (0.4%):
152,952	Brambles, Ltd.	1,311,790
22,100	Dai Nippon Printing Co., Ltd.	467,122
25,653	Edenred^	1,461,951
192,916	Rentokil Initial plc	1,321,426
21,800	SECOM Co., Ltd.	1,656,728
32,576	Securitas AB, Class B	514,690
8,200	Sohgo Security Services Co., Ltd.	373,417
26,200	TOPPAN, INC.	420,906

		7,528,030

Communications Equipment (0.4%):
560,927	Nokia OYJ*	3,003,463
303,656	Telefonaktiebolaget LM Ericsson, Class B	3,819,616

		6,823,079

Construction & Engineering (0.7%):
25,915	ACS Actividades de Construccion y Servicios SA^	693,992
23,768	Bouygues SA	879,737
8,666	Eiffage SA	882,006

See accompanying notes to the financial statements.

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
49,974	Ferrovial SA	$1,466,833
42,800	Kajima Corp.	541,955
69,500	Obayashi Corp.	551,933
60,400	Shimizu Corp.	462,570
35,392	Skanska AB, Class B	939,651
20,600	Taisei Corp.	674,326
55,385	Vinci SA	5,913,291

		13,006,294

Construction Materials (0.6%):
81,675	CRH plc	4,143,494
15,482	HeidelbergCement AG	1,328,153
54,467	Holcim, Ltd.	3,268,713
46,209	James Hardie Industries SE	1,569,113

		10,309,473

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.	158,995
—	Isracard, Ltd.*	2

		158,997

Containers & Packaging (0.1%):
25,497	Smurfit Kappa Group plc	1,383,113

Diversified Financial Services (0.8%):
4,511	Eurazeo Se	392,837
11,283	EXOR NV	902,963
11,751	Groupe Bruxelles Lambert SA	1,314,181
11,117	Industrivarden AB, Class A	432,613
16,614	Industrivarden AB, Class C	608,286
189,546	Investor AB, Class B*	4,367,843
25,359	Kinnevik AB, Class B	1,015,620
7,907	L E Lundbergforetagen AB	510,400
270,482	M&G plc	857,937
63,300	Mitsubishi HC Capital, Inc.	337,905
127,100	ORIX Corp.	2,138,941
1,656	Sofina SA	714,544
228,152	Standard Life Aberdeen plc	855,386
3,900	Tokyo Century Corp.	209,513
2,640	Wendel	354,686

		15,013,655

Diversified Telecommunication Services (1.9%):
928,574	BT Group plc*	2,493,513
53,008	Cellnex Telecom SAU	3,376,385
346,752	Deutsche Telekom AG, Registered Shares	7,329,770
14,797	Elisa OYJ	882,793
404,525	HKT Trust & HKT, Ltd.	551,239
1,856	Iliad SA	272,013
34,963	Infrastrutture Wireless Italiane SpA	395,253
349,796	Koninklijke KPN NV	1,092,661
133,904	Nippon Telegraph & Telephone Corp.	3,488,472
207,555	Orange SA	2,366,604
15,181	Proximus SADP^	293,290
859,100	Singapore Telecommunications, Ltd.	1,463,358
193,685	Spark New Zealand, Ltd.	649,504
2,695	Swisscom AG, Registered Shares	1,539,244
1,036,625	Telecom Italia SpA	515,033
576,307	Telecom Italia SpA	305,383
119,677	Telefonica Deutschland Holding AG	315,770

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
543,322	Telefonica SA^	$2,538,408
72,797	Telenor ASA^	1,228,915
276,553	Telia Co AB	1,228,006
433,064	Telstra Corp., Ltd.	1,221,120
9,884	United Internet AG, Registered Shares	404,160

		33,950,894

Electric Utilities (1.9%):
193,004	AusNet Services	252,757
70,000	Chubu Electric Power Co., Inc.	853,221
80,570	CK Infrastructure Holdings, Ltd.	480,474
171,000	CLP Holdings, Ltd.	1,690,221
288,800	EDP – Energias de Portugal SA	1,531,736
50,077	Electricite de France	683,653
2,734	Elia Group SA/NV	288,442
33,044	Endesa SA^	801,519
846,156	Enel SpA	7,860,930
46,207	Fortum OYJ	1,274,240
292,500	HK Electric Investments, Ltd.	296,490
600,944	Iberdrola SA	7,321,874
77,300	Kansai Electric Power Co., Inc. (The)	734,827
61,309	Mercury NZ, Ltd.	285,685
19,681	Orsted A/S	2,769,204
144,500	Power Assets Holdings, Ltd.	886,838
41,252	Red Electrica Corp SA^	765,525
108,422	Scottish & Southern Energy plc	2,252,107
41,578	Siemens Energy AG*	1,253,436
146,377	Terna SpA	1,090,495
47,600	Tohoku Electric Power Co., Inc.	372,761
159,400	Tokyo Electric Power Co. Holdings, Inc.*	473,422
6,614	Verbund AG, Class A	608,756

		34,828,613

Electrical Equipment (1.9%):
180,451	ABB, Ltd.	6,126,973
13,400	Fuji Electric Co., Ltd.	625,786
27,824	Legrand SA	2,946,313
505,431	Melrose Industries plc	1,087,381
189,900	Mitsubishi Electric Corp.	2,751,717
46,500	Nidec Corp.	5,386,371
27,327	Prysmian SpA	980,021
56,045	Schneider Electric SA	8,821,230
25,813	Siemens Gamesa Renewable Energy	861,683
105,062	Vestas Wind Systems A/S	4,117,689

		33,705,164

Electronic Equipment, Instruments & Components (2.0%):
12,800	Azbil Corp.	530,428
39,497	Halma plc	1,472,004
14,600	Hamamatsu Photonics KK	880,322
204,959	Hexagon AB, Class B	3,039,407
3,214	Hirose Electric Co., Ltd.	470,001
100,720	Hitachi, Ltd.	5,765,070
11,000	Ibiden Co., Ltd.	592,423
20,280	Keyence Corp.	10,231,501
33,400	Kyocera Corp.	2,064,250
59,800	Murata Manufacturing Co., Ltd.	4,563,958
19,300	Omron Corp.	1,529,917
24,800	Shimadzu Corp.	958,497

See accompanying notes to the financial statements.

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
13,500	TDK Corp.	$1,640,432
27,200	Venture Corp., Ltd.	389,207
25,000	Yaskawa Electric Corp.	1,221,316
21,900	Yokogawa Electric Corp.	324,581

		35,673,314

Energy Equipment & Services (0.0%†):
49,170	Tenaris SA	538,353

Entertainment (0.8%):
18,300	Capcom Co., Ltd.	535,589
27,472	Embracer Group AB*	743,549
5,980	Koei Tecmo Holdings Co., Ltd.	291,918
9,900	Konami Holdings Corp.	594,143
50,800	Nexon Co., Ltd.	1,132,675
11,600	Nintendo Co., Ltd.	6,750,255
1,296	Sea, Ltd., ADR*	355,882
9,500	Square Enix Holdings Co., Ltd.	471,392
10,900	Toho Co., Ltd.	449,307
10,117	UbiSoft Entertainment SA*	708,270
74,031	Vivendi Universal SA^	2,487,006

		14,519,986

Equity Real Estate Investment Trusts (1.4%):
334,683	Ascendas Real Estate Investment Trust	735,666
85,015	British Land Co. plc	582,819
497,856	CapitaLand Mall Trust	773,801
5,555	Covivio	475,182
206	Daiwahouse Residential Investment Corp.	607,444
112,989	Dexus	900,578
4,954	Gecina SA	759,142
449	GLP J-REIT	774,733
172,978	Goodman Group	2,732,511
202,654	GPT Group	741,989
764	Japan Metropolitan Fund Invest	827,925
130	Japan Real Estate Investment Corp.	799,205
20,015	Klepierre	515,907
67,234	Land Securities Group plc	629,006
216,600	Link REIT (The)	2,095,703
235,300	Mapletree Commercial Trust	378,536
311,894	Mapletree Logistics Trust	476,264
417,884	Mirvac Group	910,731
155	Nippon Building Fund, Inc.^	966,868
182	Nippon Prologis REIT, Inc.	579,247
441	Nomura Real Estate Master Fund, Inc.	706,980
251	Orix JREIT, Inc.	483,008
539,983	Scentre Group	1,104,156
123,966	SERGO plc	1,877,879
248,341	Stockland	872,300
12,965	Unibail—Rodamco-Westfield*	1,122,817
281	United Urban Investment Corp.	406,449
410,409	Vicinity Centres	473,482

		24,310,328

Food & Staples Retailing (1.7%):
68,000	AEON Co., Ltd.	1,826,648
63,796	Carrefour SA^	1,254,740
138,776	Coles Group, Ltd.	1,778,718
5,622	Colruyt SA	314,375
2,200	Cosmos Pharmaceutical Corp.	322,879

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
131,643	Endeavour Group, Ltd.*	$620,860
10,651	ICA Gruppen AB	495,873
155,527	J Sainsbury plc	585,040
26,690	Jeronimo Martins SGPS SA	486,777
28,415	Kesko OYJ, Class B	1,049,514
13,900	Kobe Bussan Co., Ltd.	437,846
108,789	Koninklijke Ahold Delhaize NV	3,234,135
5,100	LAWSON, Inc.	235,942
78,400	Seven & I Holdings Co., Ltd.	3,737,754
804,372	Tesco plc	2,482,715
4,500	Tsuruha Holdings, Inc.	520,960
9,400	Welcia Holdings Co., Ltd.	307,120
117,960	Wesfarmers, Ltd.	5,224,837
250,695	William Morrison Supermarkets plc	855,484
131,643	Woolworths Group, Ltd.	3,759,134

		29,531,351

Food Products (3.2%):
70,514	A2 Milk Co., Ltd.*	317,283
48,600	Ajinomoto Co., Inc.	1,261,576
37,063	Associated British Foods plc	1,137,701
379	Barry Callebaut AG, Registered Shares	880,859
11	Chocoladefabriken Lindt & Spruengli AG	1,152,315
67,862	Danone SA	4,778,800
7,602	JDE Peet’s NV*	275,819
16,545	Kerry Group plc, Class A	2,310,652
15,100	Kikkoman Corp.	995,956
107	Lindt & Spruengli AG	1,064,403
13,052	Meiji Holdings Co., Ltd.	781,269
45,728	Mowi ASA	1,163,778
299,726	Nestle SA, Registered Shares	37,336,572
8,400	NH Foods, Ltd.	326,587
19,545	Nisshin Seifun Group, Inc.	285,863
7,100	Nissin Foods Holdings Co., Ltd.	511,305
78,138	Orkla ASA, Class A	796,338
8,700	Toyo Suisan Kaisha, Ltd.	334,797
1,001,388	WH Group, Ltd.	900,278
199,900	Wilmar International, Ltd.	670,116
13,400	Yakult Honsha Co., Ltd.	758,613

		58,040,880

Gas Utilities (0.3%):
122,751	APA Group	817,684
31,734	Gas Natural SDG SA	815,882
1,165,135	Hong Kong & China Gas Co., Ltd.	1,809,808
39,000	Osaka Gas Co., Ltd.	722,710
7,100	Toho Gas Co., Ltd.	347,645
39,300	Tokyo Gas Co., Ltd.	738,742

		5,252,471

Health Care Equipment & Supplies (2.5%):
51,987	Alcon, Inc.	3,642,509
17,860	Ambu A/S, Class B	686,523
22,200	Asahi Intecc Co., Ltd.	530,629
4,310	BioMerieux	500,881
4,187	Carl Zeiss Meditec AG	808,991
6,839	Cochlear, Ltd.	1,290,989
12,359	Coloplast A/S, Class B	2,029,261
11,596	Demant A/S*	654,697

See accompanying notes to the financial statements.

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,850	DiaSorin SpA	$539,080
29,687	EssilorLuxottica SA	5,480,965
59,962	Fisher & Paykel Healthcare Corp., Ltd.	1,303,891
13,321	GN Store Nord A/S	1,166,666
38,800	HOYA Corp.	5,143,201
94,782	Koninklijke Philips NV	4,698,183
121,200	Olympus Corp.	2,408,265
2,727	Sartorius AG	1,419,343
27,960	Siemens Healthineers AG	1,714,353
91,252	Smith & Nephew plc	1,977,233
5,733	Sonova Holding AG, Registered Shares	2,157,920
1,076	Straumann Holding AG, Registered Shares	1,716,237
17,400	Sysmex Corp.	2,055,419
67,200	Terumo Corp.	2,722,469

		44,647,705

Health Care Providers & Services (0.5%):
12,628	Amplifon SpA	624,979
21,329	Fresenius Medical Care AG & Co., KGaA	1,771,558
43,503	Fresenius SE & Co. KGaA	2,269,733
20,600	Medipal Holdings Corp.	393,427
5,013	Orpea*	637,661
19,049	Ramsay Health Care, Ltd.	897,708
46,943	Ryman Healthcare, Ltd.	430,573
47,226	Sonic Healthcare, Ltd.	1,359,438

		8,385,077

Health Care Technology (0.2%):
45,900	M3, Inc.	3,354,585

Hotels, Restaurants & Leisure (1.5%):
17,675	Accor SA*	660,364
59,788	Aristocrat Leisure, Ltd.	1,931,280
185,587	Compass Group plc*	3,913,682
42,095	Crown Resorts, Ltd.*	376,461
6,710	Domino’s Pizza Enterprises, Ltd.	606,491
17,672	Evolution AB	2,794,586
17,315	Flutter Entertainment plc*	3,138,177
226,000	Galaxy Entertainment Group, Ltd.*	1,809,159
653,157	Genting Singapore, Ltd.	405,582
60,885	GVC Holdings plc*	1,471,078
19,003	InterContinental Hotels Group plc*	1,266,464
9,051	La Francaise des Jeux SAEM	532,195
9,129	McDonald’s Holdings Co., Ltd.	402,746
25,792	Melco Resorts & Entertainment, Ltd., ADR*	427,373
20,800	Oriental Land Co., Ltd.	2,963,320
252,332	Sands China, Ltd.*	1,062,785
160,987	SJM Holdings, Ltd.*	175,637
9,204	Sodexo SA*	859,336
216,784	Tabcorp Holdings, Ltd.	839,725
20,998	Whitbread plc*	908,599
206,400	Wynn Macau, Ltd.*	324,829

		26,869,869

Household Durables (1.5%):
105,941	Barratt Developments plc	1,020,460
11,821	Berkeley Group Holdings plc (The)	752,359
19,600	Casio Computer Co., Ltd.	327,566
23,465	Electrolux AB, Series B, Class B	651,122
41,082	Husqvarna AB, Class B	546,289

Shares		Value
Common Stocks, continued
Household Durables, continued
16,200	Iida Group Holdings Co., Ltd.	$416,923
229,700	Panasonic Corp.	2,657,057
33,195	Persimmon plc	1,360,555
3,700	Rinnai Corp.	351,974
2,943	SEB SA	531,968
39,700	Sekisui Chemical Co., Ltd.	678,413
64,100	Sekisui House, Ltd.	1,314,380
24,500	Sharp Corp.	404,089
131,200	Sony Group Corp.	12,735,083
388,191	Taylor Wimpey plc	855,238
143,000	Techtronic Industries Co., Ltd.	2,502,737

		27,106,213

Household Products (0.7%):
63,314	Essity AB, Class B	2,099,987
10,811	Henkel AG & Co. KGaA	995,275
22,400	Lion Corp.^	379,560
13,400	Pigeon Corp.^	376,235
74,153	Reckitt Benckiser Group plc	6,561,713
42,000	Unicharm Corp.	1,689,702

		12,102,472

Independent Power and Renewable Electricity Producers (0.1%):
30,975	EDP Renovaveis SA	717,689
148,095	Meridian Energy, Ltd.	550,826
8,605	Uniper SE	317,211

		1,585,726

Industrial Conglomerates (1.2%):
280,744	CK Hutchison Holdings, Ltd.	2,187,635
10,320	DCC plc	845,248
15,609	Investment AB Latour, Class B	512,524
22,500	Jardine Matheson Holdings, Ltd.	1,439,316
159,300	Keppel Corp., Ltd.	649,131
79,587	Siemens AG, Registered Shares	12,609,028
41,236	Smiths Group plc	908,423
42,600	Toshiba Corp.^	1,843,501

		20,994,806

Insurance (4.7%):
20,063	Admiral Group plc	873,002
171,254	AEGON NV^	709,691
18,216	Ageas NV	1,010,136
1,258,400	AIA Group, Ltd.	15,640,654
42,893	Allianz SE, Registered Shares+	10,693,479
114,776	Assicurazioni Generali SpA	2,298,825
408,722	Aviva plc	2,298,031
201,279	AXA SA	5,098,573
4,823	Baloise Holding AG, Registered Shares	751,984
20,053	CNP Assurances SA	340,833
106,000	Dai-ichi Life Holdings, Inc.	1,940,250
149,092	Direct Line Insurance Group plc	587,414
19,206	Gjensidige Forsikring ASA	423,629
6,273	Hannover Rueck SE	1,049,407
256,458	Insurance Australia Group, Ltd.	989,166
163,900	Japan Post Holdings Co., Ltd.	1,348,434
25,100	Japan Post Insurance Co., Ltd.	462,365
620,817	Legal & General Group plc	2,209,355
302,382	Medibank Private, Ltd.	716,012

See accompanying notes to the financial statements.

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
46,311	MS&AD Insurance Group Holdings, Inc.	$1,337,072
14,575	Muenchener Rueckversicherungs-Gesellschaft AG	3,992,287
29,207	NN Group NV	1,376,439
65,334	Phoenix Group Holdings plc	612,163
56,002	Poste Italiane SpA	740,555
271,482	Prudential plc	5,150,337
153,469	QBE Insurance Group, Ltd.	1,237,356
51,886	Sampo Oyj, Class A	2,385,799
15,006	SCOR SA*	477,284
33,025	Sompo Holdings, Inc.	1,216,896
133,228	Suncorp Group, Ltd.	1,106,661
3,331	Swiss Life Holding AG, Registered Shares	1,619,367
31,379	Swiss Re AG	2,828,862
57,636	T&D Holdings, Inc.	748,987
65,700	Tokio Marine Holdings, Inc.	3,011,200
37,459	Tryg A/S	919,456
15,653	Zurich Insurance Group AG	6,277,725

		84,479,686

Interactive Media & Services (0.3%):
25,768	Adevinta ASA*	494,197
100,515	Auto Trader Group plc*	881,371
13,000	Kakaku.com, Inc.	392,813
5,498	REA Group, Ltd.	697,077
9,639	Scout24 AG*	813,521
276,000	Z Holdings Corp.	1,384,112

		4,663,091

Internet & Direct Marketing Retail (0.9%):
16,337	Delivery Hero SE*	2,158,257
17,184	HelloFresh SE*	1,670,511
18,663	Just Eat Takeaway*	1,723,534
10,800	Mercari, Inc.*	574,004
50,636	Ocado Group plc*	1,402,858
50,706	Prosus NV	4,960,761
90,100	Rakuten, Inc.	1,016,650
21,754	Zalando SE*	2,629,450
13,200	ZOZO, Inc.	448,788

		16,584,813

IT Services (1.7%):
2,052	Adyen NV*	5,014,322
22,575	Afterpay, Ltd.*	1,997,398
46,868	Amadeus IT Group SA*	3,295,655
9,627	Atos SE	585,798
2,840	Bechtle AG	528,124
16,682	Capgemini SA	3,207,409
58,666	Computershare, Ltd.	746,001
20,500	Fujitsu, Ltd.	3,840,253
3,900	GMO Payment Gateway, Inc.^	507,061
9,500	Itochu Techno-Solutions Corp.	294,316
45,718	Nexi SpA*	1,003,972
36,638	Nomura Research Institute, Ltd.	1,212,615
66,600	NTT Data Corp.	1,038,691
7,300	OBIC Co., Ltd.	1,359,737
12,500	Otsuka Corp.	655,784
6,000	SCSK Corp.	357,470
24,000	TIS, Inc.	613,140

Shares		Value
Common Stocks, continued
IT Services, continued
5,789	Wix.com, Ltd.*	$1,680,431
24,719	Worldline SA*	2,315,712

		30,253,889

Leisure Products (0.2%):
20,800	Bandai Namco Holdings, Inc.	1,443,857
7,700	Shimano, Inc.^	1,826,097
13,900	Yamaha Corp.	754,230

		4,024,184

Life Sciences Tools & Services (0.5%):
13,891	Eurofins Scientific SE*	1,588,299
7,747	Lonza Group AG, Registered Shares	5,493,276
24,014	Qiagen NV*	1,160,584
2,877	Sartorius Stedim Biotech	1,360,844

		9,603,003

Machinery (2.9%):
32,729	Alfa Laval AB	1,156,907
28,964	Alstom SA*	1,463,388
40,597	Atlas Copco AB	2,136,721
69,861	Atlas Copco AB, Class A	4,281,082
106,459	CNH Industrial NV	1,758,781
10,500	Daifuku Co., Ltd.	953,308
68,561	Epiroc AB, Class A	1,562,887
41,269	Epiroc AB, Class B	810,418
20,000	FANUC Corp.	4,821,657
15,961	GEA Group AG	646,415
3,900	Harmonic Drive Systems, Inc.	214,947
29,600	Hino Motors, Ltd.	260,557
10,100	Hitachi Construction Machinery Co., Ltd.	308,539
5,700	Hoshizaki Corp.	484,265
7,507	Kion Group AG	800,004
7,696	Knorr-Bremse AG	885,577
91,100	Komatsu, Ltd.	2,263,760
35,361	Kone OYJ, Class B	2,884,670
106,900	Kubota Corp.^	2,161,575
9,900	Kurita Water Industries, Ltd.	474,905
23,300	Makita Corp.	1,096,708
37,800	MINEBEA MITSUMI, Inc.	999,541
30,100	Misumi Group, Inc.	1,018,376
33,300	Mitsubishi Heavy Industries, Ltd.	979,413
10,100	Miura Co., Ltd.	437,632
10,700	Nabtesco Corp.	404,638
25,300	NGK Insulators, Ltd.	424,359
42,600	NSK, Ltd.	359,924
533	Rational AG^	483,749
117,451	Sandvik AB	3,001,534
4,236	Schindler Holding AG	1,296,371
2,157	Schindler Holding AG, Registered Shares	630,641
39,703	SKF AB, Class B	1,011,743
6,000	SMC Corp.	3,544,440
7,671	Spirax-Sarco Engineering plc	1,445,978
12,100	THK Co., Ltd.	360,841
22,159	Volvo AB, Class A	549,873
148,731	Volvo AB, Class B^	3,581,062
50,587	Wartsila OYJ Abp, Class B	751,385

		52,708,571

See accompanying notes to the financial statements.

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Marine (0.3%):
331	A.P. Moeller – Maersk A/S, Class A	$919,953
638	A.P. Moeller – Maersk A/S, Class B	1,835,038
5,618	Kuehne & Nagel International AG, Registered Shares	1,923,463
15,800	Nippon Yusen KK	800,292

		5,478,746

Media (0.5%):
42,100	Cyberagent, Inc.	904,523
23,177	Dentsu Group, Inc.^	828,967
22,700	Hakuhodo DY Holdings, Inc.	352,140
156,276	Informa plc*	1,086,156
80,532	Pearson plc	927,255
23,197	Publicis Groupe SA	1,484,265
7,838	Schibsted ASA, Class A	378,621
11,002	Schibsted ASA, Class B	458,584
127,478	WPP plc	1,725,545

		8,146,056

Metals & Mining (3.3%):
134,722	Anglo American plc	5,367,773
41,026	Antofagasta plc	814,847
74,575	ArcelorMittal	2,289,030
219,730	BHP Group plc	6,475,776
306,473	BHP Group, Ltd.	11,114,451
52,411	BlueScope Steel, Ltd.	861,249
28,553	Boliden AB	1,098,530
182,201	Evolution Mining, Ltd.	616,760
55,931	EVRAZ plc	458,918
176,177	Fortescue Metals Group, Ltd.	3,082,741
1,039,651	Glencore plc	4,451,555
23,100	Hitachi Metals, Ltd.	441,777
52,900	JFE Holdings, Inc.	619,738
84,951	Newcrest Mining, Ltd.	1,615,087
88,948	Nippon Steel Corp.	1,498,337
139,912	Norsk Hydro ASA	894,167
107,364	Northern Star Resources, Ltd.	789,830
116,757	Rio Tinto plc	9,610,891
38,620	Rio Tinto, Ltd.	3,667,510
497,368	South32, Ltd.	1,092,616
25,700	Sumitomo Metal & Mining Co., Ltd.	1,000,539
13,147	Voestalpine AG	535,303

		58,397,425

Multiline Retail (0.2%):
13,831	Next plc*	1,505,050
44,600	Pan Pacific International Holdings Corp.	926,110
26,600	Ryohin Keikaku Co., Ltd.	555,578

		2,986,738

Multi-Utilities (0.9%):
58,491	AGL Energy, Ltd.	358,649
233,572	E.ON SE	2,700,876
190,017	Engie Group	2,604,671
369,240	National Grid plc	4,700,634
66,833	RWE AG	2,421,679
35,955	Suez*	854,749
56,065	Veolia Environnement SA	1,693,722

		15,334,980

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.3%):
25,826	Ampol, Ltd.	$546,432
2,116,832	BP plc	9,250,326
22,895	Enagas SA	528,879
319,220	ENEOS Holdings, Inc.	1,336,469
262,577	ENI SpA	3,203,106
101,675	Equinor ASA	2,153,048
52,149	Galp Energia SGPS SA	567,350
20,687	Idemitsu Kosan Co., Ltd.	499,382
106,500	INPEX Corp.^	798,279
7,184	Koninklijke Vopak NV	326,444
20,822	Lundin Energy AB^	739,004
44,014	Neste Oyj	2,696,387
218,984	Oil Search, Ltd.	625,833
15,404	OMV AG	878,667
183,228	Origin Energy, Ltd.	616,976
154,960	Repsol SA^	1,943,485
426,674	Royal Dutch Shell plc, Class A	8,573,021
385,574	Royal Dutch Shell plc, Class B	7,490,824
195,041	Santos, Ltd.	1,040,214
209,789	Snam SpA	1,213,948
259,917	TotalEnergies SE^	11,790,318
9,347	Washington H. Soul Pattinson & Co., Ltd.^	236,474
100,106	Woodside Petroleum, Ltd.	1,667,763

		58,722,629

Paper & Forest Products (0.3%):
50,515	Mondi plc	1,330,775
79,100	Oji Holdings Corp.	453,550
60,522	Stora Enso OYJ, Registered Shares, Class R	1,104,615
63,032	Svenska Cellulosa AB SCA, Class B	1,033,445
55,527	UPM-Kymmene OYJ	2,100,379

		6,022,764

Personal Products (2.0%):
10,487	Beiersdorf AG	1,265,540
50,100	Kao Corp.^	3,082,244
5,200	Kobayashi Pharmaceutical Co., Ltd.	444,176
3,700	Kose Corp.	582,434
26,210	L’Oreal SA	11,685,926
10,200	Pola Orbis Holdings, Inc.^	269,514
41,600	Shiseido Co., Ltd.	3,059,333
273,535	Unilever plc	15,996,543

		36,385,710

Pharmaceuticals (8.0%):
193,700	Astellas Pharma, Inc.	3,372,309
136,567	AstraZeneca plc	16,385,504
102,207	Bayer AG, Registered Shares	6,207,476
69,900	Chugai Pharmaceutical Co., Ltd.^	2,753,506
177,000	Daiichi Sankyo Co., Ltd.	3,813,927
24,700	Eisai Co., Ltd.	2,414,115
523,404	GlaxoSmithKline plc	10,280,663
18,438	Hikma Pharmaceuticals plc	624,227
5,000	Hisamitsu Pharmaceutical Co., Inc.	246,131
3,643	Ipsen SA	378,959
28,100	Kyowa Kirin Co., Ltd.^	992,231
13,446	Merck KGaA	2,580,915
5,400	Nippon Shinyaku Co., Ltd.^	428,192
230,996	Novartis AG, Registered Shares	21,059,773

See accompanying notes to the financial statements.

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
179,142	Novo Nordisk A/S, Class B	$14,989,654
39,200	Ono Pharmaceutical Co., Ltd.	870,222
10,166	Orion OYJ, Class B	436,960
40,600	Otsuka Holdings Co., Ltd.^	1,683,368
11,872	Recordati SpA	678,831
73,091	Roche Holding AG	27,553,294
3,329	Roche Holding AG	1,352,636
117,880	Sanofi	12,350,640
39,700	Santen Pharmaceutical Co., Ltd.	546,708
27,600	Shionogi & Co., Ltd.	1,438,574
17,800	Sumitomo Dainippon Pharma Co., Ltd.	371,364
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	175,827
163,973	Takeda Pharmacuetical Co., Ltd.	5,507,785
114,076	Teva Pharmaceutical Industries, Ltd., ADR*	1,129,352
13,153	UCB SA	1,375,033
5,072	Vifor Pharma AG	656,725

		142,654,901

Professional Services (1.7%):
16,122	Adecco SA, Registered Shares	1,096,101
31,216	Bureau Veritas SA	987,864
95,434	Experian plc	3,681,051
16,791	Intertek Group plc	1,284,978
31,500	Nihon M&A Center, Inc.	817,515
16,700	Persol Holdings Co., Ltd.	329,814
12,440	Randstad NV	951,981
141,200	Recruit Holdings Co., Ltd.	6,948,815
201,038	RELX plc	5,340,135
36,659	Seek, Ltd.	911,189
630	SGS SA, Registered Shares	1,944,039
6,110	Teleperformance	2,479,928
27,831	Wolters Kluwer NV	2,796,888

		29,570,298

Real Estate Management & Development (1.6%):
103,938	Aroundtown SA^	809,691
4,494	Azrieli Group	316,866
74,028	BGP Holdings plc*(a)	—
274,500	CapitaLand, Ltd.	758,449
33,900	City Developments, Ltd.	184,089
208,744	CK Asset Holdings, Ltd.	1,441,079
7,000	Daito Trust Construction Co., Ltd.	765,384
58,900	Daiwa House Industry Co., Ltd.	1,767,754
35,565	Deutsche Wohnen SE	2,176,924
224,400	ESR Cayman, Ltd.*	757,268
10,270	Fastighets AB Balder*	644,676
240,000	Hang Lung Properties, Ltd.	582,838
150,956	Henderson Land Development Co., Ltd.	715,496
125,800	Hongkong Land Holdings, Ltd.	599,270
25,500	Hulic Co., Ltd.^	286,844
7,501	LEG Immobilien SE	1,080,589
72,800	Lend Lease Group	625,676
123,000	Mitsubishi Estate Co., Ltd.	1,988,664
95,400	Mitsui Fudosan Co., Ltd.	2,208,952
158,655	New World Development Co., Ltd.	824,545
12,300	Nomura Real Estate Holdings, Inc.	311,973
368,601	Sino Land Co., Ltd.	581,103
32,200	Sumitomo Realty & Development Co., Ltd.	1,150,431

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
135,500	Sun Hung Kai Properties, Ltd.	$2,019,210
57,464	Swire Pacific, Ltd., Class A	389,684
125,200	Swire Properties, Ltd.	373,305
7,294	Swiss Prime Site AG	724,034
54,096	UOL Group, Ltd.	294,137
55,929	Vonovia SE	3,618,779
177,300	Wharf Real Estate Investment Co., Ltd.	1,031,065

		29,028,775

Road & Rail (0.9%):
197,101	Aurizon Holdings, Ltd.	550,115
15,000	Central Japan Railway Co.	2,274,620
21,535	DSV PANALPINA A/S	5,021,766
31,413	East Japan Railway Co.	2,251,614
24,100	Hankyu Hanshin Holdings, Inc.	742,165
10,000	Keio Corp.	587,676
14,200	Keisei Electric Railway Co., Ltd.	453,014
16,600	Kintetsu Group Holdings Co., Ltd.*	582,649
160,994	MTR Corp., Ltd.	896,819
8,100	Nippon Express Co., Ltd.	616,711
28,800	Odakyu Electric Railway Co., Ltd.	725,939
20,700	Tobu Railway Co., Ltd.	535,032
52,000	Tokyu Corp.	707,062
17,100	West Japan Railway Co.	974,719

		16,919,901

Semiconductors & Semiconductor Equipment (3.0%):
20,800	Advantest Corp.	1,865,222
4,922	ASM International NV	1,618,167
43,643	ASML Holding NV	30,044,633
3,100	Disco Corp.	948,082
135,862	Infineon Technologies AG	5,447,525
7,800	Lasertec Corp.	1,512,809
130,400	Renesas Electronics Corp.*	1,410,977
9,300	ROHM Co., Ltd.	860,460
71,048	STMicroelectronics NV	2,578,881
28,800	SUMCO Corp.	703,434
15,500	Tokyo Electron, Ltd.	6,674,299

		53,664,489

Software (1.7%):
12,426	AVEVA Group plc	637,999
11,669	Check Point Software Technologies, Ltd.*	1,355,121
3,816	CyberArk Software, Ltd.*	497,110
13,746	Dassault Systemes SA	3,334,375
6,401	Nemetschek SE	490,280
6,607	NICE Systems, Ltd.*	1,630,675
3,700	Oracle Corp.	283,220
114,044	Sage Group plc	1,080,181
108,637	SAP SE	15,326,550
52,620	Sinch AB*	885,946
15,541	TeamViewer AG*	585,372
6,948	Temenos AG	1,116,713
13,900	Trend Micro, Inc.	728,415
16,833	WiseTech Global, Ltd.	402,784
13,738	Xero, Ltd.*	1,410,809

		29,765,550

See accompanying notes to the financial statements.

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail (0.9%):
3,900	ABC-Mart, Inc.	$222,876
231,400	Chow Tai Fook Jewellery Group, Ltd.	528,732
6,100	Fast Retailing Co., Ltd.	4,590,235
75,981	Hennes & Mauritz AB, Class B*	1,803,575
2,000	Hikari Tsushin, Inc.	351,186
113,485	Industria de Diseno Textil SA	3,998,366
56,958	JD Sports Fashion plc	725,192
219,592	Kingfisher plc	1,107,757
8,300	Nitori Co., Ltd.	1,469,469
20,700	USS Co., Ltd.	360,996
67,300	Yamada Holdings Co., Ltd.	310,744

		15,469,128

Technology Hardware, Storage & Peripherals (0.6%):
22,600	Brother Industries, Ltd.	450,878
104,100	Canon, Inc.^	2,354,338
37,500	FUJIFILM Holdings Corp.	2,780,265
18,009	Logitech International SA, Class R	2,183,199
25,500	NEC Corp.	1,312,485
69,700	Ricoh Co., Ltd.	785,497
27,900	Seiko Epson Corp.	490,562

		10,357,224

Textiles, Apparel & Luxury Goods (3.1%):
19,808	Adidas AG	7,374,991
42,114	Burberry Group plc*	1,206,021
54,307	Cie Financiere Richemont SA	6,576,841
3,295	Hermes International SA	4,803,685
7,804	Kering	6,828,225
28,882	LVMH Moet Hennessy Louis Vuitton SA	22,674,449
20,158	Moncler SpA	1,364,397
10,404	Pandora A/S	1,402,126
10,984	Puma SE	1,309,475
3,010	Swatch Group AG (The), Class B	1,033,388
6,365	Swatch Group AG (The), Registered Shares	420,256

		54,993,854

Tobacco (0.8%):
226,749	British American Tobacco plc	8,837,936
98,460	Imperial Brands plc, Class A	2,121,466
124,800	Japan Tobacco, Inc.^	2,357,335
168,745	Swedish Match AB	1,439,687

		14,756,424

Trading Companies & Distributors (1.4%):
46,744	Ashtead Group plc	3,471,474
16,073	Brenntag AG	1,494,607
35,061	Bunzl plc	1,159,191
23,413	Ferguson plc	3,258,609
123,700	Itochu Corp.	3,556,203
162,700	Marubeni Corp.	1,414,359
131,400	Mitsubishi Corp.	3,579,741
160,800	Mitsui & Co., Ltd.	3,618,517
26,400	MonotaRo Co., Ltd.^	625,440
27,340	Reece, Ltd.	485,462
117,200	Sumitomo Corp.	1,568,191
22,100	Toyota Tsushu Corp.	1,042,627

		25,274,421

Shares or Principal Amount		Value
Common Stocks, continued
Transportation Infrastructure (0.4%):
7,803	Aena SME SA*	$1,279,297
3,168	Aeroports de Paris*	412,930
51,730	Atlantia SpA*	937,344
135,017	Auckland International Airport, Ltd.*	685,874
42,517	Getlink SE	663,217
140,546	Sydney Airport*	610,336
284,849	Transurban Group	3,046,280

		7,635,278

Water Utilities (0.1%):
25,314	Severn Trent plc	875,481
70,941	United Utilities Group plc	956,568

		1,832,049

Wireless Telecommunication Services (1.3%):
167,800	KDDI Corp.	5,232,581
298,800	Softbank Corp.	3,909,089
130,400	SoftBank Group Corp.	9,133,183
53,768	Tele2 AB	732,944
2,791,720	Vodafone Group plc	4,694,818

		23,702,615

Total Common Stocks (Cost $1,196,267,518)		1,753,231,955

Preferred Stocks (0.5%):
Automobiles (0.4%):
6,277	Bayerische Motoren Werke AG (BMW), 2.53%, 5/15/20	564,111
15,930	Porsche Automobil Holding SE, 2.45%, 5/20/20	1,706,764
19,307	Volkswagen AG, 2.30%, 5/8/20	4,841,137

		7,112,012

Household Products (0.1%):
18,535	Henkel AG & Co. KGaA, 2.08%, 4/21/20	1,956,678

Total Preferred Stocks (Cost $5,712,692)		9,068,690

Right (0.0%†):
Construction & Engineering (0.0%†):
25,915	ACS Actividades de Construccion y Servicios SA, Expires on 7/7/21*^	36,255

Total Right (Cost $39,294)		36,255

Short-Term Security Held as Collateral for Securities on Loan (3.2%):
56,444,762	BlackRock Liquidity FedFund, Institutional Class , 0.04%(b)(c)	56,444,762

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $56,444,762)		56,444,762

Total Investment Securities (Cost $1,258,464,266) — 101.7%		1,818,781,662
Net other assets (liabilities) — (1.7)%		(30,778,005)

Net Assets — 100.0%		$1,788,003,657

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $52,778,867.

+	Affiliated Securities

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage

Australia	7.2%
Austria	0.2%
Belgium	0.8%
Bermuda	0.1%
China	0.1%
Denmark	2.5%
Finland	1.2%
France	10.4%
Germany	9.1%
Hong Kong	3.0%
Ireland	1.1%
Isle of Man	0.1%
Israel	0.6%
Italy	2.0%

Country	Percentage
Japan	22.5%
Luxembourg	0.2%
Netherlands	5.0%
New Zealand	0.3%
Norway	0.6%
Poland	— %†
Portugal	0.1%
Singapore	1.0%
Spain	2.4%
Sweden	3.4%
Switzerland	9.8%
United Kingdom	13.2%
United States	3.1%

100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

ASX SPI 200 Index September Futures (Australian Dollar)	9/16/21	20	$2,707,901	$(10,559)
DJ EURO STOXX 50 September Futures (Euro)	9/17/21	162	7,789,330	(79,625)
FTSE 100 Index September Futures (British Pounds)	9/17/21	47	4,537,745	(24,470)
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/9/21	38	4,915,916	(6,227)

				$(120,881)

See accompanying notes to the financial statements.

11

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,252,126,905
Investments in affiliates, at cost	6,337,361

Investments in non-affiliates, at value(a)	$1,808,088,183
Investments in affiliates, at value	10,693,479
Deposit at broker for futures contracts collateral	1,430,005
Interest and dividends receivable	2,370,834
Foreign currency, at value (cost $16,811,517)	16,727,413
Receivable for investments sold	1,936,167
Receivable for variation margin on futures contracts	(136,607)
Reclaims receivable	6,868,041
Prepaid expenses	84,753

Total Assets	1,848,062,268

Liabilities:
Cash overdraft	302,808
Payable for investments purchased	1,924,680
Payable for capital shares redeemed	333,403
Payable for collateral received on loaned securities	56,444,761
Manager fees payable	484,791
Administration fees payable	6,008
Distribution fees payable	324,005
Custodian fees payable	26,184
Administrative and compliance services fees payable	3,556
Transfer agent fees payable	2,578
Trustee fees payable	17,696
Other accrued liabilities	188,141

Total Liabilities	60,058,611

Net Assets	$1,788,003,657

Net Assets Consist of:
Paid in capital	$1,200,452,007
Total distributable earnings	587,551,650

Net Assets	$1,788,003,657

Class 1
Net Assets	$103,155,222
Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,066,722
Net Asset Value (offering and redemption price per share)	$12.79

Class 2
Net Assets	$1,684,848,435
Shares of beneficial interest (unlimited number of shares authorized, no par value)	89,027,548
Net Asset Value (offering and redemption price per share)	$18.93

(a)	Includes securities on loan of $52,778,867.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$28,908,444
Dividends from affiliates	454,102
Income from securities lending	92,456
Foreign withholding tax	(2,720,191)

Total Investment Income	26,734,811

Expenses:
Manager fees	2,815,492
Administration fees	46,196
Distribution fees — Class 2	1,883,267
Custodian fees	105,848
Administrative and compliance services fees	13,038
Transfer agent fees	6,960
Trustee fees	46,965
Professional fees	41,185
Shareholder reports	32,496
Other expenses	303,881

Total expenses	5,295,328

Net Investment Income/(Loss)	21,439,483

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	24,277,435
Net realized gains/(losses) on affiliated transactions	300,140
Net realized gains/(losses) on futures contracts	1,889,006
Change in net unrealized appreciation/depreciation on securities and foreign currencies	84,679,361
Change in net unrealized appreciation/depreciation on affiliated transactions	(145,694)
Change in net unrealized appreciation/depreciation on futures contracts	(277,216)

Net realized and Change in net unrealized gains/losses on investments	110,723,032

Change in Net Assets Resulting From Operations	$132,162,515

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$21,439,483	$25,138,721
Net realized gains/(losses) on investments	26,466,581	(6,554,911)
Change in unrealized appreciation/depreciation on investments	84,256,451	78,356,909

Change in net assets resulting from operations	132,162,515	96,940,719

Distributions to Shareholders:
Class 1	—	(4,836,469)
Class 2	—	(45,994,684)

Change in net assets resulting from distributions to shareholders	—	(50,831,153)

Capital Transactions:
Class 1
Proceeds from shares issued	396,082	282,407
Proceeds from dividends reinvested	—	4,836,469
Value of shares redeemed	(6,766,449)	(12,097,908)

Total Class 1 Shares	(6,370,367)	(6,979,032)

Class 2
Proceeds from shares issued	203,445,801	98,897,417
Proceeds from dividends reinvested	—	45,994,684
Value of shares redeemed	(139,148,571)	(283,998,277)

Total Class 2 Shares	64,297,230	(139,106,176)

Change in net assets resulting from capital transactions	57,926,863	(146,085,208)

Change in net assets	190,089,378	(99,975,642)
Net Assets:
Beginning of period	1,597,914,279	1,697,889,921

End of period	$1,788,003,657	$1,597,914,279

Share Transactions:
Class 1
Shares issued	31,593	29,223
Dividends reinvested	—	465,493
Shares redeemed	(546,422)	(1,161,500)

Total Class 1 Shares	(514,829)	(666,784)

Class 2
Shares issued	10,658,778	7,520,450
Dividends reinvested	—	2,986,668
Shares redeemed	(7,535,796)	(19,371,973)

Total Class 2 Shares	3,122,982	(8,864,855)

Change in shares	2,608,153	(9,531,639)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

13

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$11.76		$11.53	$9.94	$12.30	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.18	(a)	0.20 (a)	0.32 (a)	0.36	0.37	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.85		0.61	1.79	(2.00)	2.15	(0.05)

Total from Investment Activities	1.03		0.81	2.11	(1.64)	2.52	0.07

Distributions to Shareholders From:
Net Investment Income	—		(0.55)	(0.42)	(0.50)	(0.16)	—
Net Realized Gains	—		(0.03)	(0.10)	(0.22)	(0.13)	—

Total Dividends	—		(0.58)	(0.52)	(0.72)	(0.29)	—

Net Asset Value, End of Period	$12.79		$11.76	$11.53	$9.94	$12.30	$10.07

Total Return(b)	8.76	%(c)	7.66%	21.67%	(13.80)%	25.12%	0.70	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$103,155		$100,924	$106,657	$98,902	$132,265	$123,158
Net Investment Income/(Loss)(d)	2.89%		1.93%	2.89%	2.62%	2.48%	1.19%
Expenses Before Reductions(d)(e)	0.42%		0.46%	0.44%	0.45%	0.48%	0.40%
Expenses Net of Reductions(d)	0.42%		0.46%	0.44%	0.45%	0.48%	0.40%
Portfolio Turnover Rate(f)	10%		9%	4%	2%	8%	55	%(g)

Class 2

Net Asset Value, Beginning of Period	$17.43		$16.79	$14.25	$17.30	$14.10	$14.42

Investment Activities:
Net Investment Income/(Loss)	0.24	(a)	0.26 (a)	0.42 (a)	0.43	0.36	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.26		0.91	2.60	(2.81)	3.12	(0.10)

Total from Investment Activities	1.50		1.17	3.02	(2.38)	3.48	0.05

Distributions to Shareholders From:
Net Investment Income	—		(0.50)	(0.38)	(0.45)	(0.15)	(0.37)
Net Realized Gains	—		(0.03)	(0.10)	(0.22)	(0.13)	—

Total Dividends	—		(0.53)	(0.48)	(0.67)	(0.28)	(0.37)

Net Asset Value, End of Period	$18.93		$17.43	$16.79	$14.25	$17.30	$14.10

Total Return(b)	8.61	%(c)	7.40%	21.44%	(14.04)%	24.77%	0.37%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,684,848		$1,496,990	$1,591,233	$1,422,711	$1,862,508	$1,605,552
Net Investment Income/(Loss)(d)	2.65%		1.69%	2.64%	2.36%	2.21%	2.11%
Expenses Before Reductions(d)(e)	0.67%		0.71%	0.69%	0.70%	0.73%	0.71%
Expenses Net of Reductions(d)	0.67%		0.71%	0.69%	0.70%	0.73%	0.71%
Portfolio Turnover Rate(f)	10%		9%	4%	2%	8%	55	%(g)

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 55%.

See accompanying notes to the financial statements.

14

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,075 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $56,444,761 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $16.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$120,881

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,889,006	$(277,216)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL International Index Fund Class 1	0.35%	0.52%
AZL International Index Fund Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

At June 30, 2021, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$10,223,042	$1,349,719	$(1,033,727)	$300,140	$(145,694)	$10,693,479	42,893	$454,102	$—

	$10,223,042	$1,349,719	$(1,033,727)	$300,140	$(145,694)	$10,693,479	42,893	$454,102	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$41,811,988	$1,711,419,967	$—	#	$1,753,231,955
Preferred Stocks+	—	9,068,690	—		9,068,690
Rights+	36,255	—	—		36,255
Short-Term Security Held as Collateral for Securities on Loan	56,444,762	—	—		56,444,762

Total Investment Securities	98,293,005	1,720,488,657	—		1,818,781,662

Other Financial Instruments:*
Futures Contracts	(120,881)	—	—		(120,881)

Total Investments	$98,172,124	$1,720,488,657	$—		$1,818,660,781

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$218,392,342	$156,529,022

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,166,631,689. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$509,844,309
Unrealized (depreciation)	(81,944,637)

Net unrealized appreciation/(depreciation)	$427,899,672

As of the end of its tax year ended December 31, 2020, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL International Index Fund	$—	$799,546	$799,546

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL International Index Fund	$49,683,835	$1,147,318	$50,831,153

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL International Index Fund	$27,467,388	$—	$(799,546)	$428,721,293	$455,389,135

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

20

AZL International Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

21

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

22

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

24

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Special Joint Meeting of Shareholders Page 21

Other Information Page 23

Statement Regarding the Trust’s Liquidity Risk Management Program Page 24

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MetWest Total Return Bond Fund	$1,000.00	$988.10	$3.89	0.79%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.88	$3.96	0.79%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Treasury Obligations	48.5%

U.S. Government Agency Mortgages	32.0

Corporate Bonds	16.9

Collateralized Mortgage Obligations	8.6

Yankee Debt Obligations	6.4

Asset Backed Securities	4.2

Unaffiliated Investment Company	1.2

Municipal Bonds	0.7

Short-Term Security Held as Collateral for Securities on Loan	0.2

Purchased Swaptions	— †

Total Investment Securities	118.7

Net other assets (liabilities)	(18.7)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (4.2%):
$1,044,566	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$1,054,549
1,288,000	CWABS Asset-Backed Certificates Trust, Class MV5, Series 2005-7, 1.22%(US0001M+113bps), 11/25/35, Callable 7/25/21 @ 100	1,280,518
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.59%(US0001M+150bps), 6/25/65, Callable 12/25/32 @ 100(a)	1,015,058
1,352,078	Park Place Securities, Inc. Pass-Through Certificates, Class M5, Series 2004-WWF1, 1.89%(US0001M+180bps), 12/25/34, Callable 7/25/21 @ 100	1,305,145
514,014	Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 5/17/36(a)	522,238
775,189	SLC Student Loan Trust, Class 2A3, Series 2008-1, 1.72%(US0003M+160bps), 12/15/32, Callable 3/15/28 @ 100	791,323
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.03%(US0003M+185bps), 7/25/73, Callable 1/25/23 @ 100	1,257,024
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 2.43%(US0003M+225bps), 10/25/83, Callable 1/25/23 @ 100	240,667
61,657	SLM Student Loan Trust, Class A, Series 2009-3, 0.84%(US0001M+75bps), 1/25/45, Callable 2/25/35 @ 100(a)	62,593
603,557	SLM Student Loan Trust, Class A3, Series 2012-1, 1.04%(US0001M+95bps), 9/25/28, Callable 11/25/28 @ 100	595,710
571,228	SLM Student Loan Trust, Class A4, Series 2007-7, 0.51%(US0003M+33bps), 1/25/22, Callable 10/25/23 @ 100	559,447
316,714	SLM Student Loan Trust, Class A, Series 2008-9, 1.68%(US0003M+150bps), 4/25/23, Callable 1/25/23 @ 100	319,444
524,219	SLM Student Loan Trust, Class 2A3, Series 2003-7, 0.69%(US0003M+57bps), 9/15/39, Callable 3/15/30 @ 100	499,582
882,590	SLM Student Loan Trust, Class A4, Series 2008-6, 1.28%(US0003M+110bps), 7/25/23, Callable 1/25/25 @ 100	881,973
870,407	Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 9/17/34(a)	873,506
1,482,853	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 0.35%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(a)	1,451,422

Total Asset Backed Securities (Cost $12,703,929)		12,710,199

Collateralized Mortgage Obligations (8.6%):
750,000	AGL CLO 7, Ltd., Class BR, Series 2020-7A(US0003M+170bps), 7/15/34(a)	750,000
592,721	AIMCO CLO, Class AR, Series 2015-AA, 1.03%(US0003M+85bps), 1/15/28, Callable 7/15/21 @ 100(a)	592,750
1,148,340	Alternative Loan Trust, Class 4A1, Series 2005-56, 0.71%(US0001M+31bps), 11/25/35, Callable 7/25/21 @ 100	1,084,443

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$546,316	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.18%(US0006M+200bps), 6/25/45, Callable 7/25/21 @ 100	$547,237
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	590,962
202,432	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.98%, 7/25/35, Callable 7/25/21 @ 100(b)	200,575
772,000	BSPRT Issuer, Ltd., Class AS, Series 2018-FL3, 1.42%(US0001M+135bps), 3/15/28, Callable 7/15/21 @ 100(a)	771,774
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	167,206
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	404,750
665,769	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.89%, 4/25/37, Callable 2/25/28 @ 100(b)	665,269
863,983	COMM Mortgage Trust, Class A3, Series 2015-CR27, 3.35%, 10/10/48, Callable 9/10/25 @ 100	924,894
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39, Callable 11/13/29 @ 100(a)	320,001
829,439	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.74%, 2/25/37, Callable 6/25/22 @ 100(b)	654,184
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	347,509
519,270	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.39%, 2/25/36, Callable 7/25/21 @ 100(b)	401,090
238,011	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.86%, 8/25/35, Callable 7/25/21 @ 100(b)	195,209
606,220	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.38%, 3/25/36, Callable 7/25/21 @ 100(b)	472,946
437,821	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.38%, 4/25/36, Callable 7/25/21 @ 100(b)	360,739
438,336	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.56%, 9/19/35, Callable 7/19/21 @ 100(b)	442,247
546,035	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.05%, 4/19/36, Callable 7/19/21 @ 100(b)	477,114
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.29%(US0003M+111bps), 10/29/29, Callable 7/29/21 @ 100(a)	850,196
1,024,052	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 0.67%(US0001M+58bps), 2/25/36, Callable 7/25/21 @ 100	1,017,852
1,251,679	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.29%(US0001M+20bps), 11/19/36, Callable 8/19/22 @ 100	1,063,285
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	350,363

See accompanying notes to the financial statements.

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	$359,693
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)	358,572
820,000	LCM LP, Class ARR, Series 13A, 1.33%(US0003M+114bps), 7/19/27, Callable 7/19/21 @ 100(a)	820,018
750,697	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.21%(US0001M+12bps), 7/25/37, Callable 11/25/22 @ 100	483,052
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	413,664
160,855	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 0.88%(12MTA+75bps), 6/26/47(a)	159,054
251,399	MortgageIT Trust, Class 2A3, Series 2005-2, 1.74%(US0001M+165bps), 5/25/35, Callable 7/25/21 @ 100	249,225
320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	334,718
333,044	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 7/25/21 @ 100(b)	335,082
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	430,724
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 1.59%(US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(a)	749,566
560,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	596,876
800,000	Recette Clo, Ltd., Class ARR, Series 2015-1A, 1.27%(US0003M+108bps), 4/20/34, Callable 4/20/23 @ 100(a)	800,717
942,395	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.27%(US0001M+18bps), 12/25/36, Callable 7/25/21 @ 100	922,752
800,000	Rockford Tower CLO, Ltd., Class A1, Series 2021-1A, 1.25%(US0003M+117bps), 7/20/34, Callable 7/20/23 @ 100(a)	801,189
1,277,593	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.55%(US0001M+23bps), 2/25/36, Callable 7/25/21 @ 100	1,221,429
750,000	TCI-Flatiron CLO, Ltd., Class AR2, Series 2016-1A, 1.34%(US0003M+115bps), 1/17/32, Callable 1/17/22 @ 100(a)	750,208
450,131	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.55%(US0001M+23bps), 4/25/45, Callable 7/25/21 @ 100	443,162
183,093	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 0.97%(US0001M+44bps), 7/25/44, Callable 7/25/21 @ 100	174,227
380,007	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.72%, 3/25/35, Callable 7/25/21 @ 100(b)	374,159

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,132,506	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.67%(US0001M+29bps), 7/25/45, Callable 7/25/21 @ 100	$1,114,087
300,575	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.78%, 9/25/36, Callable 7/25/21 @ 100(b)	272,044

Total Collateralized Mortgage Obligations (Cost $25,383,770)		25,816,813

Corporate Bonds (16.9%):
Aerospace & Defense (0.2%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 2/4/22 @ 100	607,237

Airlines (0.2%):
496,171	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	508,576

Automobiles (0.1%):
290,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	297,612

Banks (1.7%):
625,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	630,337
620,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	622,912
760,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	766,778
450,000	Citigroup, Inc., 1.46% (SOFR+77 bps), 6/9/27, Callable 6/9/26 @ 100	448,297
1,210,000	JPMorgan Chase & Co., 0.97% (SOFR+58 bps), 6/23/25, Callable 6/23/24 @ 100	1,211,585
145,000	JPMorgan Chase & Co., 2.08% (SOFR+185 bps), 4/22/26, Callable 4/22/25 @ 100	149,946
445,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	446,064
270,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	280,049
410,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	450,929
200,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	211,920

		5,218,817

Beverages (0.3%):
710,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	894,961

Biotechnology (0.4%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	517,390
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	353,223
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100	167,358
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	42,434

		1,080,405

See accompanying notes to the financial statements.

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets (0.8%):
$180,000	Goldman Sachs Group, Inc. (The), 1.09% (SOFR+79 bps), 12/9/26, Callable 12/9/25 @ 100	$176,792
585,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80 bps), 3/9/27, Callable 3/9/26 @ 100	581,182
450,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR+82 bps), 9/10/27, Callable 9/10/26 @ 100	448,940
445,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	446,622
255,000	Raymond James Financial, 4.95%, 7/15/46	330,614
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	256,880

		2,241,030

Chemicals (0.1%):
120,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	154,523

Consumer Finance (1.2%):
150,000	Ford Motor Credit Co. LLC, 1.07% (US0003M+88 bps), 10/12/21	149,703
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	256,912
1,150,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,174,462
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	95,900
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	460,678
275,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	277,408
575,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	582,189
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	61,125
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	384,364
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	159,958

		3,602,699

Containers & Packaging (0.3%):
200,000	Ball Corp., 4.00%, 11/15/23	212,000
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100(a)	498,125
90,000	Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	95,062
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	119,075
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 8/9/21 @ 101.38(a)	25,188
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(a)	26,500

		975,950

Diversified Financial Services (0.3%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	657,370
275,000	GE Capital Funding LLC, 4.40%, 5/15/30, Callable 2/15/30 @ 100	319,883

		977,253

Diversified Telecommunication Services (1.0%):
287,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	283,906
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	339,601

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	$291,196
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	151,715
1,115,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	1,158,167
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	65,280
175,000	Qwest Corp., 7.25%, 9/15/25	206,769
150,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	152,853
445,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	454,074

		3,103,561

Electric Utilities (1.2%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	358,775
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	640,916
400,000	Cleco Power LLC, 6.00%, 12/1/40	538,964
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,207,129
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	985,600

		3,731,384

Electrical Equipment (0.0%†):
82,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	90,200

Entertainment (0.1%):
285,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	323,091

Equity Real Estate Investment Trusts (0.8%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	642,332
295,000	CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/1/30, Callable 8/1/30 @ 100	281,666
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	230,463
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100^	506,614
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	125,015
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	338,343
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,378
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 8/9/21 @ 102.44	113,960

		2,243,771

Food & Staples Retailing (0.1%):
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	258,340

Food Products (0.4%):
30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	33,300

See accompanying notes to the financial statements.

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$130,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31, Callable 12/1/26 @ 101.88(a)	$132,112
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	954,096
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	26,625
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	156,938

		1,303,071

Health Care Providers & Services (2.2%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	215,929
140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	147,525
83,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	83,830
569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	582,514
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,462,811
290,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	300,537
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	488,729
740,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	958,432
490,000	HCA, Inc., 5.00%, 3/15/24	542,063
93,000	HCA, Inc., 5.25%, 4/15/25	106,485
640,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	720,800
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	185,600
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	96,960
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	177,862
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	425,360

		6,495,437

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 7/19/21 @ 101.44(a)	25,375

Hotels, Restaurants & Leisure (0.1%):
465,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)	301,087

Industrial Conglomerates (0.1%):
190,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	263,415

Insurance (0.9%):
450,000	Athene Global Funding, 0.74% (SOFRRATE+70 bps), 5/24/24(a)	451,938
700,000	Farmers Exchange Capital III, 5.45% (US0003M+345 bps), 10/15/54, Callable 10/15/34 @ 100(a)	871,107
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323 bps), 11/1/57, Callable 11/1/37 @ 100(a)	760,110

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$565,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	$589,003

		2,672,158

IT Services (0.0%†):
87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	92,220

Media (0.3%):
290,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)	290,725
35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	40,087
499,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	634,685
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	31,725

		997,222

Oil, Gas & Consumable Fuels (1.1%):
40,000	Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19(a)	45,400
35,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	37,188
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	246,488
264,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	305,580
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	866,250
90,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	106,983
278,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	344,445
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	511,770
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	191,250
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	257,500
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	250,625

		3,163,479

Pharmaceuticals (0.7%):
90,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	100,288
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,095,687
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	487,201
240,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	301,493
100,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	102,000

		2,086,669

See accompanying notes to the financial statements.

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.2%):
$485,000	Intel Corp., 4.75%, 3/25/50, Callable 9/25/49 @ 100	$644,411

Software (0.3%):
275,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	285,953
440,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	478,635

		764,588

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 8/9/21 @ 105.16	26,187
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	86,063

		112,250

Tobacco (0.5%):
20,000	BAT Capital Corp., 2.73%, 3/25/31, Callable 12/25/30 @ 100	19,681
615,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	646,840
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	747,606

		1,414,127

Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	665,797

Wireless Telecommunication Services (1.1%):
27,000	Sprint Corp., 7.88%, 9/15/23	30,645
64,750	Sprint Spectrum Co. LLC, 3.36%, 9/20/21(a)	65,126
1,153,125	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	1,229,735
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	236,489
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	453,994
205,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	226,452
235,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	261,818
337,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	339,743
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	455,717

		3,299,719

Total Corporate Bonds (Cost $46,932,857)		50,610,435

Yankee Debt Obligations (6.4%):
Aerospace & Defense (0.1%):
35,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	37,844
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	32,963
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	354,056

		424,863

Principal Amount		Value
Yankee Debt Obligations, continued
Banks (1.3%):
$450,000	HSBC Holdings plc, 0.98% (SOFR+71 bps), 5/24/25, Callable 5/24/24 @ 100	$450,045
600,000	HSBC Holdings plc, 1.59% (SOFR+129 bps), 5/24/27, Callable 5/24/26 @ 100	598,413
440,000	HSBC Holdings plc, 2.01% (SOFR+173 bps), 9/22/28, Callable 9/22/27 @ 100	440,986
415,000	Lloyds Banking Group plc, 2.86% (US0003M+125 bps), 3/17/23, Callable 3/17/22 @ 100	422,050
145,000	Lloyds Banking Group plc, 3.87% (H15T1Y+4 bps), 7/9/25, Callable 7/9/24 @ 100	156,896
450,000	Lloyds Banking Group plc, 1.63% (H15T1Y+85 bps), 5/11/27, Callable 5/11/26 @ 100	449,193
390,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	426,268
590,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	591,200
410,000	Santander UK plc, 5.00%, 11/7/23(a)	447,929

		3,982,980

Beverages (0.1%):
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	136,069

Capital Markets (0.6%):
145,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	150,685
340,000	Credit Suisse Group AG, 4.55%, 4/17/26	383,650
445,000	Credit Suisse Group AG, 2.19% (SOFR+204 bps), 6/5/26, Callable 6/5/25 @ 100(a)	455,249
185,000	Credit Suisse Group AG, 1.31% (SOFR+98 bps), 2/2/27, Callable 2/2/26 @ 100(a)	180,613
280,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(a)	288,090
455,000	Macquarie Group, Ltd., 1.63% (SOFR+91 bps), 9/23/27, Callable 9/23/26 @ 100(a)	452,625

		1,910,912

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	187,790
150,000	GFL Environmental, Inc., 4.75%, 6/15/29, Callable 6/8/24 @ 102.38(a)	155,250

		343,040

Diversified Financial Services (1.0%):
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,428,096
111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 8/9/21 @ 106.38(a)(c)	65,490
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 8/9/21 @ 104.88(a)(c)	313,200
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	29,834
100,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	104,625
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	298,893
255,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	280,500

See accompanying notes to the financial statements.

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Diversified Financial Services, continued
$290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	$311,750

		2,832,388

Energy Equipment & Services (0.1%):
53,350	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 8/9/21 @ 103.88(a)	54,950
109,475	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/9/21 @ 104.59(a)	110,296
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	121,000
37,950	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 8/9/21 @ 103.13(a)	38,235

		324,481

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	521,313

Interactive Media & Services (0.1%):
295,000	Tencent Holdings, Ltd., 3.68%, 4/22/41, Callable 10/22/40 @ 100(a)	315,789

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	245,000

Oil, Gas & Consumable Fuels (0.5%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	239,000
175,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	170,143
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	353,686
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	557,718
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	75,593
200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(a)	219,005

		1,615,145

Professional Services (0.3%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	126,596
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	139,844
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	115,570
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	347,731

		729,741

Sovereign Bond (1.1%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	418,092
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	219,500
200,000	Brazilian Government International Bond, 3.88%, 6/12/30	201,967
200,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	204,614
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	203,750

Principal Amount		Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$425,000	Mexico Government International Bond, 2.66%, 5/24/31, Callable 2/24/31 @ 100	$416,741
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	209,500
200,000	Paraguay Government International Bond, 2.74%, 1/29/33, Callable 10/29/32 @ 100(a)	195,500
200,000	Qatar Government International Bond, 3.75%, 4/16/30	226,108
400,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	391,962
20,000	Republic of Peru, 4.13%, 8/25/27	22,373
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	212,001
200,000	Saudi Government International Bond, 3.63%, 3/4/28	221,066
200,000	Saudi Government International Bond, 3.25%, 10/22/30, MTN	215,060

		3,358,234

Thrifts & Mortgage Finance (0.2%):
230,000	Nationwide Building Society, 3.62% (US0003M+118 bps), 4/26/23, Callable 4/26/22 @ 100(a)	235,747
330,000	Nationwide Building Society, 3.77% (US0003M+106 bps), 3/8/24, Callable 3/8/23 @ 100(a)	346,552

		582,299

Tobacco (0.1%):
280,000	Imperial Brands Finance plc, 3.13%, 7/26/24, Callable 6/26/24 @ 100(a)	294,759

Trading Companies & Distributors (0.2%):
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	564,032

Wireless Telecommunication Services (0.3%):
813,000	Vodafone Group plc, 4.88%, 6/19/49	1,024,327

Total Yankee Debt Obligations (Cost $18,748,042)		19,205,372

Municipal Bonds (0.7%):
California (0.5%):
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	893,067
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	611,262

		1,504,329

New York (0.2%):
420,000	City of New York NY, GO, Series A, 3.00%, 8/1/34, Continuously Callable @100	441,529
145,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 2.40%, 11/1/32, Continuously Callable @100	147,432

		588,961

Total Municipal Bonds (Cost $1,985,892)		2,093,290

U.S. Government Agency Mortgages (32.0%):
Federal National Mortgage Association (20.0%)
507,512	3.50%, 1/1/32, Pool #AB4262	543,527
73,983	3.00%, 7/1/32, Pool #MA3060	78,011
379,068	3.00%, 10/1/33, Pool #MA1676	402,476

See accompanying notes to the financial statements.

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$5,075,000	2.00%, 8/25/36, TBA	$5,229,232
3,700,000	1.50%, 8/25/36, TBA	3,738,734
485,000	2.46%, 4/1/40, Pool #BL6060	506,010
1,176,040	2.00%, 9/1/40, Pool #MA4152	1,198,333
1,463,196	2.00%, 10/1/40, Pool #MA4176	1,493,390
248,028	2.00%, 5/1/41, Pool #MA4333	253,635
36,452	4.00%, 8/1/42, Pool #MA1146	39,354
727,311	3.50%, 4/1/43, Pool #MA1404	781,955
381,226	4.50%, 2/1/46, Pool #AL9106	416,253
173,774	Class QA , Series 2018-573.50%, 5/25/46	180,309
508,510	Class PA , Series 2018-553.50%, 1/25/47	530,644
213,407	4.00%, 6/1/47, Pool #AS9830	227,542
210,073	4.00%, 7/1/47, Pool #AS9972	223,986
14,340	4.00%, 8/1/47, Pool #MA3088	15,376
1,003,004	3.50%, 1/1/48, Pool #CA0996	1,086,682
51,987	3.50%, 1/1/48, Pool #MA3238	55,099
61,433	4.50%, 5/1/48, Pool #CA1711	66,657
658,122	4.50%, 5/1/48, Pool #CA1710	714,088
504,006	Class CT , Series 2018-433.00%, 6/25/48	520,638
466,037	4.50%, 8/1/48, Pool #CA2208	504,779
1,121,631	3.50%, 6/1/49, Pool #CA3633	1,210,868
839,665	3.00%, 9/1/49, Pool #BN7755	893,531
338,175	3.00%, 10/1/49, Pool #MA3811	345,880
18,925,000	2.00%, 8/25/51, TBA	19,093,551
19,000,000	2.50%, 8/25/51, TBA	19,622,695

		59,973,235

Federal Home Loan Mortgage Corporation (6.7%)
272,078	3.00%, 3/1/31, Pool #G18592	287,228
670,973	3.50%, 1/1/34, Pool #G16756	722,373
1,189,203	3.50%, 4/1/44, Pool #G07848	1,310,784
1,602,833	3.50%, 4/1/45, Pool #G60023	1,737,204
1,249,411	4.00%, 12/1/45, Pool #G60344	1,377,072
848,915	3.50%, 6/1/46, Pool #G08711	903,913
498,180	3.00%, 8/1/46, Pool #G08715	522,968
585,920	3.50%, 8/1/46, Pool #G08716	623,880
133,928	3.00%, 9/1/46, Pool #G08721	140,592
233,310	3.50%, 9/1/46, Pool #G08722	248,425
665,542	3.00%, 10/1/46, Pool #G08726	698,658
742,472	3.00%, 11/1/46, Pool #G08732	779,416
914,344	3.00%, 1/1/47, Pool #G08741	959,841
834,670	3.50%, 4/1/47, Pool #G67703	907,396
194,372	Class PA , Series 48464.00%, 6/15/47	199,984
390,814	3.50%, 12/1/47, Pool #G08792	414,360
1,111,723	3.50%, 12/1/47, Pool #G67706	1,206,252
2,033,272	3.50%, 1/1/48, Pool #G67707	2,214,162
466,074	3.50%, 2/1/48, Pool #G08800	493,310
537,912	3.50%, 3/1/48, Pool #G67710	576,183
1,107,465	4.00%, 3/1/48, Pool #G67711	1,216,954
115,479	Class CA , Series 48183.00%, 4/15/48	118,578
435,167	3.50%, 6/1/48, Pool #G08816	460,598
4,269	4.00%, 6/1/48, Pool #G67713	4,666
158,799	5.00%, 7/1/48, Pool #G08833	173,797
367,799	4.50%, 10/1/48, Pool #G08843	396,434
1,322,971	Class HZ , Series 46393.25%, 4/15/53	1,450,455

		20,145,483

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (5.3%)
$387,735	3.50%, 3/20/46, Pool #MA3521	$412,545
405,795	3.50%, 4/20/46, Pool #MA3597	431,761
77,969	3.50%, 5/20/46, Pool #MA3663	82,602
169,676	3.50%, 9/20/46, Pool #MA3937	180,095
882,716	3.00%, 12/20/46, Pool #MA4126	934,449
678,927	3.50%, 1/20/47, Pool #MA4196	722,372
116,634	5.00%, 3/20/47, Pool #MA4324	130,233
314,115	5.00%, 6/20/47, Pool #MA4513	339,666
136,228	3.50%, 6/20/47, Pool #MA4510	143,663
211,514	5.00%, 9/20/47, Pool #MA4722	232,831
388,758	4.00%, 9/20/47, Pool #MA4720	415,939
163,562	3.50%, 11/20/47, Pool #MA4837	173,415
434,142	3.00%, 11/20/47, Pool #MA4836	457,333
269,697	4.00%, 11/20/47, Pool #MA4838	288,554
1,360,737	3.50%, 12/20/47, Pool #MA4900	1,438,312
128,394	4.00%, 12/20/47, Pool #MA4901	137,371
433,851	4.00%, 3/20/48, Pool #MA5078	462,330
878,307	4.50%, 8/20/48, Pool #MA5399	941,851
236,088	4.00%, 9/20/48, Pool #MA5466	251,623
363,644	Class NW, Series 2018-1243.50%, 9/20/48	379,915
358,992	3.00%, 10/20/49, Pool #MA6209	370,082
2,925,000	2.00%, 8/20/51, TBA	2,975,730
4,025,000	2.50%, 8/20/51, TBA	4,159,272

		16,061,944

Total U.S. Government Agency Mortgages (Cost $94,377,652)		96,180,662

U.S. Treasury Obligations (48.5%):
U.S. Treasury Bills (9.0%)
1,410,000	, 8/5/21(d)	1,409,945
4,030,000	0.05%, 8/12/21(d)	4,029,765
11,915,000	0.04%, 8/19/21(d)	11,914,270
935,000	, 8/24/21(d)	934,944
8,605,000	, 10/5/21(d)	8,603,968

		26,892,892

U.S. Treasury Bonds (7.3%)
3,531,000	1.88%, 2/15/41	3,460,380
3,933,000	1.88%, 2/15/51	3,756,015
13,800,000	2.38%, 5/15/51	14,744,437

		21,960,832

U.S. Treasury Notes (32.2%)
10,260,000	0.13%, 4/30/23	10,242,366
38,320,000	0.13%, 5/31/23	38,236,175
9,215,000	0.13%, 6/30/23	9,191,963
9,855,000	0.75%, 4/30/26	9,808,805
15,525,000	0.75%, 5/31/26	15,442,523
10,470,000	0.88%, 6/30/26	10,470,000
3,375,000	1.63%, 5/15/31	3,430,898

		96,822,730

Total U.S. Treasury Obligations (Cost $144,805,836)		145,676,454

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Contracts or Principal Amount or Shares		Value
Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $35,990)		$41,195

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
514,008	BlackRock Liquidity FedFund, Institutional Class, 0.04%(d)(e)	514,008

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $514,008)		514,008

Unaffiliated Investment Company (1.2%):
Money Markets (1.2%):
3,611,714	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	3,611,714

Total Unaffiliated Investment Company (Cost $3,611,714)		3,611,714

Total Investment Securities (Cost $349,099,690) — 118.7%		356,460,142
Net other assets (liabilities) — (18.7)%		(56,123,485)

Net Assets — 100.0%		$300,336,657

Percentages indicated are based on net assets as of June 30, 2021.

12MTA—12 Month Treasury Average

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0006M—6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $501,548.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2021.

(c)	Defaulted bond.

(d)	The rate represents the effective yield at June 30, 2021.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/21	11	$(2,423,523)	$4,361

				$4,361

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Ultra Long Term U.S. Treasury Bond September Futures (U.S. Dollar)	9/21/21	2	$385,375	$16,622

				$16,622

Total Net Futures Contracts				$20,983

Purchased Swaptions

Exchange-traded swaptions purchased as of June 30, 2021 were as follows:

Description	Put/Call	Exercise Rate	Expiration Date	Contracts	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)

30-Year Interest Rate, Pay 3-Month USD LIBOR	Put	2.75USD	1/19/24	1,220,000	$41,195	$35,990	$5,205

Total (Cost $35,990)					$41,195	$35,990	$5,205

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$349,099,690

Investment securities, at value(a)	$356,460,142
Cash	164
Deposit at broker for futures contracts collateral	430,000
Interest and dividends receivable	896,289
Receivable for capital shares issued	1,590
Receivable for investments sold	775,148
Receivable for TBA investments sold	58,354,557
Receivable for variation margin on futures contracts	1,992
Prepaid expenses	14,236

Total Assets	416,934,118

Liabilities:
Payable for investments purchased	2,782,635
Payable for TBA investments purchased	112,998,221
Payable for capital shares redeemed	95,234
Payable for collateral received on loaned securities	514,008
Manager fees payable	123,068
Administration fees payable	4,651
Distribution fees payable	61,534
Custodian fees payable	1,860
Administrative and compliance services fees payable	606
Transfer agent fees payable	1,163
Trustee fees payable	3,055
Other accrued liabilities	11,426

Total Liabilities	116,597,461

Net Assets	$300,336,657

Net Assets Consist of:
Paid in capital	$273,837,949
Total distributable earnings	26,498,708

Net Assets	$300,336,657

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,732,985
Net Asset Value (offering and redemption price per share)	$10.83

(a)	Includes securities on loan of $501,548.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$2,539,842
Dividends	491
Income from securities lending	352

Total Investment Income	2,540,685

Expenses:
Manager fees	886,769
Administration fees	22,196
Distribution fees	369,485
Custodian fees	6,944
Administrative and compliance services fees	2,119
Transfer agent fees	2,902
Trustee fees	7,604
Professional fees	6,662
Shareholder reports	3,813
Other expenses	2,889

Total expenses before reductions	1,311,383
Less expenses voluntarily waived/reimbursed by the Manager	(147,793)

Net expenses	1,163,590

Net Investment Income/(Loss)	1,377,095

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(2,047,924)
Net realized gains/(losses) on forward currency contracts	247,961
Net realized gains/(losses) on futures contracts	(56,892)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(3,161,737)
Change in net unrealized appreciation/depreciation on forward currency contracts	31,711
Change in net unrealized appreciation/depreciation on futures contracts	26,925

Net realized and Change in net unrealized gains/losses on investments	(4,959,956)

Change in Net Assets Resulting From Operations	$(3,582,861)

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$1,377,095	$4,311,081
Net realized gains/(losses) on investments	(1,856,855)	15,402,105
Change in unrealized appreciation/depreciation on investments	(3,103,101)	4,306,934

Change in net assets resulting from operations	(3,582,861)	24,020,120

Distributions to Shareholders:
Distributions	—	(12,644,991)

Change in net assets resulting from distributions to shareholders	—	(12,644,991)

Capital Transactions:
Proceeds from shares issued	14,739,888	35,317,127
Proceeds from dividends reinvested	—	12,644,991
Value of shares redeemed	(6,606,130)	(81,958,486)

Change in net assets resulting from capital transactions	8,133,758	(33,996,368)

Change in net assets	4,550,897	(22,621,239)
Net Assets:
Beginning of period	295,785,760	318,406,999

End of period	$300,336,657	$295,785,760

Share Transactions:
Shares issued	1,361,921	3,210,885
Dividends reinvested	—	1,169,749
Shares redeemed	(613,549)	(7,566,839)

Change in shares	748,372	(3,186,205)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

12

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$10.96		$10.55	$9.97	$10.20	$10.07	$10.01

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.16 (a)	0.25 (a)	0.26	0.17	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.19)		0.74	0.60	(0.29)	0.15	0.07

Total from Investment Activities	(0.13)		0.90	0.85	(0.03)	0.32	0.23

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.27)	(0.20)	(0.16)	(0.11)
Net Realized Gains	—		(0.19)	—	—	(0.03)	(0.06)

Total Dividends	—		(0.49)	(0.27)	(0.20)	(0.19)	(0.17)

Net Asset Value, End of Period	$10.83		$10.96	$10.55	$9.97	$10.20	$10.07

Total Return(b)	(1.19	)%(c)	8.58%	8.49%	(0.21)%	3.14%	2.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$300,337		$295,786	$318,407	$321,344	$366,574	$359,253
Net Investment Income/(Loss)(d)	1.05%		1.47%	2.37%	2.25%	1.63%	1.45%
Expenses Before Reductions(d)(e)	0.89%		0.92%	0.91%	0.91%	0.91%	0.91%
Expenses Net of Reductions(d)	0.79%		0.82%	0.81%	0.85%	0.86%	0.86%
Portfolio Turnover Rate	126	%(c)	211%	203%	184%	198%	185%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based or the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $35 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $514,008 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2021, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2021, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $1.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

15

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $0.4 million, and the monthly average notional amount for short contracts was $2.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the year ended December 31, 2020, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. As of December 31, 2020, the Fund had no purchased options contracts. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written when writing options. As of June 30, 2021, the Fund had no written options contracts. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Statement of Assets and Liabilities.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2021, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$20,983	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(56,892)	$26,925

Foreign Exchange Risk

Forward Currency Contracts	Net Realized gains/(losses) on forward currency contracts/Change in net unrealized appreciation/depreciation on forward currency contracts	247,961	31,711

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MetWest Total Return Bond Fund	0.60%	0.91%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

18

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$12,710,199	$—	$12,710,199
Collateralized Mortgage Obligations	—	25,816,813	—	25,816,813
Corporate Bonds+	—	50,610,435	—	50,610,435
Yankee Debt Obligations+	—	19,205,372	—	19,205,372
Municipal Bonds	—	2,093,290	—	2,093,290
U.S. Government Agency Mortgages	—	96,180,662	—	96,180,662
U.S. Treasury Obligations	—	145,676,454	—	145,676,454
Purchased Swaptions	—	41,195	—	41,195
Short-Term Security Held as Collateral for Securities on Loan	514,008	—	—	514,008
Unaffiliated Investment Company	3,611,714	—	—	3,611,714

Total Investment Securities	4,125,722	352,334,420	—	356,460,142

Other Financial Instruments:*
Futures Contracts	20,983	—	—	20,983

Total Investments	$4,146,705	$352,334,420	$—	$356,481,125

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$341,849,938	$350,849,086

For the period ended June 30, 2021, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$311,514,368	$319,957,928

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

19

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $326,304,127. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$11,424,453
Unrealized (depreciation)	(940,285)

Net unrealized appreciation/(depreciation)	$10,484,168

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MetWest Total Return Bond Fund	$11,386,479	$1,258,512	$12,644,991

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MetWest Total Return Bond Fund	$15,196,638	$4,441,855	$—	$10,484,168	$30,122,661

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

20

AZL MetWest Total Return Bond Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

21

FUND		FOR	AGAINST	ABSTAIN
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

23

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Special Joint Meeting of Shareholders Page 17

Other Information Page 19

Statement Regarding the Trust’s Liquidity Risk Management Program Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,171.40	$1.62	0.30%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,170.40	$2.96	0.55%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.31	$1.51	0.30%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,022.07	$2.76	0.55%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	16.9%

Consumer Discretionary	16.3

Financials	14.8

Information Technology	14.7

Health Care	10.8

Real Estate	9.4

Materials	6.2

Consumer Staples	3.3

Utilities	3.2

Energy	2.0

Communication Services	1.8

Total Common Stocks	99.4

Short-Term Security Held as Collateral for Securities on Loan	0.8

Unaffiliated Investment Company	0.5

Total Investment Securities	100.7

Net other assets (liabilities)	(0.7)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.0%):
33,374	Axon Enterprise, Inc.*	$5,900,523
21,149	Curtiss-Wright Corp.	2,511,655
43,405	Hexcel Corp.*	2,708,472
29,084	Mercury Systems, Inc.*	1,927,688

		13,048,338

Air Freight & Logistics (0.6%):
52,463	XPO Logistics, Inc.*	7,339,049

Airlines (0.2%):
163,465	JetBlue Airways Corp.*	2,742,943

Auto Components (1.7%):
48,501	Adient plc*	2,192,245
74,624	Dana, Inc.	1,773,066
21,613	Fox Factory Holding Corp.*	3,364,280
124,429	Gentex Corp.	4,117,356
143,695	Goodyear Tire & Rubber Co. (The)*	2,464,369
28,221	Lear Corp.	4,946,577
14,474	Visteon Corp.*	1,750,485

		20,608,378

Automobiles (0.5%):
79,097	Harley-Davidson, Inc.	3,624,225
28,490	Thor Industries, Inc.	3,219,370

		6,843,595

Banks (6.7%):
79,187	Associated Banc-Corp.	1,621,750
45,387	BancorpSouth Bank	1,285,814
20,964	Bank of Hawaii Corp.	1,765,588
62,240	Bank OZK	2,624,038
38,954	Cathay General Bancorp	1,533,230
51,085	CIT Group, Inc.	2,635,475
54,286	Commerce Bancshares, Inc.	4,047,564
29,115	Cullen/Frost Bankers, Inc.	3,260,880
72,952	East West Bancorp, Inc.	5,229,929
164,349	F.N.B. Corp.	2,026,423
73,418	First Financial Bankshares, Inc.	3,607,026
285,376	First Horizon Corp.	4,931,297
83,671	Fulton Financial Corp.	1,320,328
49,182	Glacier Bancorp, Inc.	2,708,945
44,679	Hancock Whitney Corp.	1,985,535
77,770	Home Bancshares, Inc.	1,919,364
28,679	International Bancshares Corp.	1,231,476
60,167	PacWest Bancorp	2,476,474
39,205	Pinnacle Financial Partners, Inc.	3,461,410
48,199	Prosperity Bancshares, Inc.	3,460,688
29,714	Signature Bank	7,299,244
99,337	Sterling Bancorp	2,462,564
76,595	Synovus Financial Corp.	3,360,989
26,129	Texas Capital Bancshares, Inc.*	1,658,930
32,748	Trustmark Corp.	1,008,638
22,388	UMB Financial Corp.	2,083,427
114,735	Umpqua Holdings Corp.	2,116,861
69,080	United Bankshares, Inc.	2,521,420
208,517	Valley National Bancorp	2,800,383
46,659	Webster Financial Corp.	2,488,791
29,611	Wintrust Financial Corp.	2,239,480

		83,173,961

Shares		Value
Common Stocks, continued
Beverages (0.4%):
4,787	Boston Beer Co., Inc. (The), Class A*	$4,886,570

Biotechnology (2.2%):
53,683	Arrowhead Pharmaceuticals, Inc.*	4,446,026
23,532	Emergent BioSolutions, Inc.*	1,482,281
161,338	Exelixis, Inc.*	2,939,579
68,996	Halozyme Therapeutics, Inc.*	3,133,108
8,586	Ligand Pharmaceuticals, Inc., Class B*	1,126,397
48,862	Neurocrine Biosciences, Inc.*	4,755,250
26,385	Repligen Corp.*	5,266,974
23,042	United Therapeutics Corp.*	4,133,965

		27,283,580

Building Products (2.0%):
106,702	Builders FirstSource, Inc.*	4,551,907
17,714	Lennox International, Inc.	6,214,071
53,735	Owens Corning	5,260,656
22,418	Simpson Manufacturing Co., Inc.	2,475,844
59,474	Trex Co., Inc.*	6,078,838

		24,581,316

Capital Markets (2.3%):
21,458	Affiliated Managers Group, Inc.	3,309,038
21,087	Evercore, Inc., Class A	2,968,417
19,578	FactSet Research Systems, Inc.	6,570,573
48,696	Federated Hermes, Inc., Class B	1,651,281
41,745	Interactive Brokers Group, Inc., Class A	2,743,899
87,943	Janus Henderson Group plc	3,413,068
61,623	SEI Investments Co.	3,818,777
54,053	Stifel Financial Corp.	3,505,878

		27,980,931

Chemicals (2.6%):
28,305	Ashland Global Holdings, Inc.	2,476,687
46,960	Avient Corp.	2,308,554
29,257	Cabot Corp.	1,665,601
85,310	Chemours Co. (The)	2,968,788
20,616	Ingevity Corp.*	1,677,318
17,366	Minerals Technologies, Inc.	1,366,183
3,785	NewMarket Corp.	1,218,694
73,791	Olin Corp.	3,413,572
66,668	RPM International, Inc.	5,912,118
20,892	Scotts Miracle-Gro Co. (The)	4,009,593
21,948	Sensient Technologies Corp.	1,899,819
93,632	Valvoline, Inc.	3,039,295

		31,956,222

Commercial Services & Supplies (1.8%):
25,681	Brink’s Co. (The)	1,973,328
25,966	Clean Harbors, Inc.*	2,418,473
38,684	Healthcare Services Group, Inc.	1,221,254
30,491	Herman Miller, Inc.	1,437,346
69,503	IAA, Inc.*	3,790,694
64,430	KAR Auction Services, Inc.*	1,130,747
18,764	MSA Safety, Inc.	3,106,943
47,168	Stericycle, Inc.*	3,374,870
27,954	Tetra Tech, Inc.	3,411,506

		21,865,161

See accompanying notes to the financial statements.

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Communications Equipment (0.9%):
80,235	Ciena Corp.*	$4,564,569
39,308	Lumentum Holdings, Inc.*	3,224,435
38,871	NetScout Systems, Inc.*	1,109,378
35,170	ViaSat, Inc.*	1,752,873

		10,651,255

Construction & Engineering (1.3%):
75,388	AECOM*	4,773,568
15,805	Dycom Industries, Inc.*	1,177,947
28,178	EMCOR Group, Inc.	3,471,248
64,862	Fluor Corp.*	1,148,057
29,016	MasTec, Inc.*	3,078,598
10,885	Valmont Industries, Inc.	2,569,404

		16,218,822

Construction Materials (0.2%):
21,823	Eagle Materials, Inc., Class A	3,101,267

Consumer Finance (0.7%):
21,320	Firstcash, Inc.	1,629,701
92,949	Navient Corp.	1,796,704
34,658	PROG Holdings, Inc.*	1,668,090
166,410	SLM Corp.	3,484,625

		8,579,120

Containers & Packaging (0.9%):
33,832	AptarGroup, Inc.	4,764,899
13,680	Greif, Inc., Class A	828,324
40,450	Silgan Holdings, Inc.	1,678,675
51,992	Sonoco Products Co.	3,478,265

		10,750,163

Diversified Consumer Services (1.1%):
25,598	Adtalem Global Education, Inc.*	912,313
2,080	Graham Holdings Co., Class B	1,318,512
23,909	Grand Canyon Education, Inc.*	2,151,093
93,280	H&R Block, Inc.	2,190,214
86,699	Service Corp. International	4,646,200
12,870	Strategic Education, Inc.	978,892
24,760	WW International, Inc.*	894,826

		13,092,050

Diversified Financial Services (0.3%):
103,071	Jefferies Financial Group, Inc.	3,525,028

Diversified Telecommunication Services (0.2%):
60,592	Iridium Communications, Inc.*	2,423,074

Electric Utilities (1.0%):
26,808	ALLETE, Inc.	1,876,024
56,076	Hawaiian Electric Industries, Inc.	2,370,893
25,958	IDACORP, Inc.	2,530,905
103,482	OGE Energy Corp.	3,482,169
44,202	PNM Resources, Inc.	2,155,732

		12,415,723

Electrical Equipment (1.7%):
18,424	Acuity Brands, Inc.	3,445,841
22,407	EnerSys	2,189,836
27,989	Hubbell, Inc.	5,229,465
86,461	nVent Electric plc	2,701,042
20,839	Regal-Beloit Corp.	2,782,215
83,107	Sunrun, Inc.*	4,635,708

		20,984,107

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (3.2%):
38,091	Arrow Electronics, Inc.*	$4,335,899
51,354	Avnet, Inc.	2,058,268
23,126	Belden, Inc.	1,169,482
91,258	Cognex Corp.	7,670,236
12,648	Coherent, Inc.*	3,343,372
54,178	II-VI, Inc.*	3,932,781
69,268	Jabil, Inc.	4,025,856
12,688	Littlelfuse, Inc.	3,232,775
68,321	National Instruments Corp.	2,888,612
21,417	SYNNEX Corp.	2,607,734
67,972	Vishay Intertechnology, Inc.	1,532,769
87,150	Vontier Corp.	2,839,347

		39,637,131

Energy Equipment & Services (0.2%):
96,574	ChampionX Corp.*	2,477,123

Entertainment (0.2%):
56,209	Cinemark Holdings, Inc.*	1,233,788
23,499	World Wrestling Entertainment, Inc., Class A	1,360,357

		2,594,145

Equity Real Estate Investment Trusts (9.0%):
71,010	American Campus Communities, Inc.	3,317,587
80,984	Apartment Income REIT Corp.	3,841,071
152,678	Brixmor Property Group, Inc.	3,494,799
50,452	Camden Property Trust	6,693,467
22,216	Coresite Realty Corp.	2,990,274
57,894	Corporate Office Properties Trust	1,620,453
76,927	Cousins Properties, Inc.	2,829,375
63,165	Cyrusone, Inc.	4,517,561
85,209	Douglas Emmett, Inc.	2,864,727
20,683	EastGroup Properties, Inc.	3,401,319
38,583	EPR Properties*	2,032,552
66,709	First Industrial Realty Trust, Inc.	3,484,211
73,223	Healthcare Realty Trust, Inc.	2,211,335
53,910	Highwoods Properties, Inc.	2,435,115
78,155	Hudson Pacific Properties, Inc.	2,174,272
57,134	JBG SMITH Properties	1,800,292
54,803	Kilroy Realty Corp.	3,816,481
44,614	Lamar Advertising Co., Class A	4,658,594
39,606	Life Storage, Inc.	4,251,704
303,068	Medical Properties Trust, Inc.	6,091,667
90,538	National Retail Properties, Inc.	4,244,421
35,811	National Storage Affiliates Trust	1,810,604
121,267	Omega Healthcare Investors, Inc.	4,400,779
121,674	Parks Hotels & Resorts, Inc.*	2,507,701
67,932	Pebblebrook Hotel Trust	1,599,799
111,624	Physicians Realty Trust	2,061,695
34,304	PotlatchDeltic Corp.	1,823,258
10,281	PS Business Parks, Inc.	1,522,411
71,272	Rayonier, Inc.	2,560,803
69,430	Rexford Industrial Realty, Inc.	3,954,039
111,511	Sabra Health Care REIT, Inc.	2,029,500
35,759	SL Green Realty Corp.	2,860,720
59,235	Spirit Realty Capital, Inc.	2,833,802
125,471	STORE Capital Corp.	4,330,004
86,434	The Macerich Co.	1,577,421
56,641	Urban Edge Properties	1,081,843
61,524	Weingarten Realty Investors	1,973,075

		111,698,731

See accompanying notes to the financial statements.

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing (0.8%):
70,642	BJ’s Wholesale Club Holdings, Inc.*	$3,361,147
18,966	Casey’s General Stores, Inc.	3,691,542
44,979	Grocery Outlet Holding Corp.*	1,558,972
61,133	Sprouts Farmers Market, Inc.*	1,519,155

		10,130,816

Food Products (1.8%):
83,952	Darling Ingredients, Inc.*	5,666,760
102,247	Flowers Foods, Inc.	2,474,377
42,242	Hain Celestial Group, Inc. (The)*	1,694,749
34,599	Ingredion, Inc.	3,131,209
10,175	Lancaster Colony Corp.	1,968,964
23,664	Pilgrim’s Pride Corp.*	524,868
30,597	Post Holdings, Inc.*	3,318,857
10,236	Sanderson Farms, Inc.	1,924,061
8,247	Tootsie Roll Industries, Inc.^	279,656
29,033	TreeHouse Foods, Inc.*	1,292,549

		22,276,050

Gas Utilities (1.2%):
46,940	National Fuel Gas Co.	2,452,615
49,567	New Jersey Resources Corp.	1,961,366
27,658	ONE Gas, Inc.	2,050,011
29,815	Southwest Gas Holdings, Inc.	1,973,455
26,677	Spire, Inc.	1,927,947
107,707	UGI Corp.	4,987,911

		15,353,305

Health Care Equipment & Supplies (3.3%):
82,753	Envista Holdings Corp.*	3,575,757
40,075	Globus Medical, Inc., Class A*	3,107,015
26,324	Haemonetics Corp.*	1,754,231
34,313	Hill-Rom Holdings, Inc.	3,897,614
10,223	ICU Medical, Inc.*	2,103,893
36,558	Integra LifeSciences Holdings Corp.*	2,494,718
25,183	LivaNova plc*	2,118,142
26,155	Masimo Corp.*	6,341,280
55,423	Neogen Corp.*	2,551,675
26,643	NuVasive, Inc.*	1,805,863
17,508	Penumbra, Inc.*	4,798,242
19,974	Quidel Corp.*	2,559,069
24,202	STAAR Surgical Co.*	3,690,805

		40,798,304

Health Care Providers & Services (3.0%):
46,202	Acadia Healthcare Co., Inc.*	2,899,175
16,774	Amedisys, Inc.*	4,108,456
8,235	Chemed Corp.	3,907,507
51,220	Encompass Health Corp.	3,996,697
43,313	HealthEquity, Inc.*	3,485,830
16,358	LHC Group, Inc.*	3,275,853
29,962	Molina Healthcare, Inc.*	7,582,184
44,792	Patterson Cos., Inc.	1,361,229
19,249	Progyny, Inc.*	1,135,691
71,029	R1 RCM, Inc.*	1,579,685
55,010	Tenet Healthcare Corp.*	3,685,120

		37,017,427

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (4.7%):
153,828	Airbnb, Inc., Class A*(a)	$23,557,220
41,518	Boyd Gaming Corp.*	2,552,942
15,045	Choice Hotels International, Inc.	1,788,249
17,864	Churchill Downs, Inc.	3,541,717
12,247	Cracker Barrel Old Country Store, Inc.	1,818,190
11,493	Jack in the Box, Inc.	1,280,780
22,025	Marriott Vacations Worldwide Corp.*	3,508,582
17,130	Papa John’s International, Inc.	1,789,057
29,272	Scientific Games Corp., Class A*	2,266,824
39,275	Six Flags Entertainment Corp.*	1,699,822
33,745	Texas Roadhouse, Inc., Class A	3,246,269
44,192	Travel + Leisure Co.	2,627,214
91,616	Wendy’s Co. (The)	2,145,647
15,388	Wingstop, Inc.	2,425,610
48,207	Wyndham Hotels & Resorts, Inc.	3,484,884

		57,733,007

Household Durables (1.5%):
12,627	Helen of Troy, Ltd.*	2,880,471
45,738	KB Home	1,862,451
66,482	Taylor Morrison Home Corp., Class A*	1,756,455
94,516	Tempur Sealy International, Inc.	3,704,082
57,656	Toll Brothers, Inc.	3,333,093
17,012	TopBuild Corp.*	3,364,633
60,506	Tri Pointe Homes, Inc.*	1,296,644

		18,197,829

Household Products (0.1%):
30,091	Energizer Holdings, Inc.	1,293,311

Industrial Conglomerates (0.4%):
26,907	Carlisle Cos., Inc.	5,149,462

Insurance (4.0%):
7,195	Alleghany Corp.*	4,799,569
35,597	American Financial Group, Inc.	4,439,658
44,256	Brighthouse Financial, Inc.*	2,015,418
120,961	Brown & Brown, Inc.	6,427,868
66,823	CNO Financial Group, Inc.	1,578,359
56,597	First American Financial Corp.	3,528,823
18,444	Hanover Insurance Group, Inc. (The)	2,501,744
31,269	Kemper Corp.	2,310,779
11,099	Kinsale Capital Group, Inc.	1,828,782
12,793	Mercury General Corp.	830,905
146,077	Old Republic International Corp.	3,638,778
20,311	Primerica, Inc.	3,110,427
35,053	Reinsurance Group of America, Inc.	3,996,042
25,584	RenaissanceRe Holdings, Ltd.	3,807,411
20,495	RLI Corp.	2,143,572
30,949	Selective Insurance Group, Inc.	2,511,511

		49,469,646

Interactive Media & Services (0.3%):
50,642	TripAdvisor, Inc.*	2,040,872
36,530	Yelp, Inc.*	1,459,739

		3,500,611

IT Services (2.6%):
25,628	Alliance Data Systems Corp.	2,670,181
12,258	CACI International, Inc., Class A*	3,127,261
21,482	Concentrix Corp.*	3,454,306

See accompanying notes to the financial statements.

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
90,472	Genpact, Ltd.	$4,110,143
73,123	KBR, Inc.	2,789,642
35,352	LiveRamp Holdings, Inc.*	1,656,241
31,918	MAXIMUS, Inc.	2,807,827
166,083	Sabre Corp.*	2,072,716
30,188	Science Applications International Corp.	2,648,393
56,598	Teradata Corp.*	2,828,202
23,217	WEX, Inc.*	4,501,776

		32,666,688

Leisure Products (1.4%):
40,046	Brunswick Corp.	3,989,382
60,097	Callaway Golf Co.*	2,027,072
179,377	Mattel, Inc.*	3,605,478
29,714	Polaris, Inc.	4,069,629
38,722	YETI Holdings, Inc.*	3,555,454

		17,247,015

Life Sciences Tools & Services (1.7%):
20,065	Bio-Techne Corp.	9,034,467
14,297	Medpace Holdings, Inc.*	2,525,279
33,383	PRA Health Sciences, Inc.*	5,515,205
52,212	Syneos Health, Inc.*	4,672,452

		21,747,403

Machinery (5.1%):
31,581	AGCO Corp.	4,117,531
61,053	Colfax Corp.*	2,796,838
25,516	Crane Co.	2,356,913
65,211	Donaldson Co., Inc.	4,142,855
67,253	Flowserve Corp.	2,711,641
87,362	Graco, Inc.	6,613,303
44,334	ITT, Inc.	4,060,551
42,810	Kennametal, Inc.	1,537,735
30,608	Lincoln Electric Holdings, Inc.	4,031,380
28,670	Middleby Corp. (The)*	4,967,364
27,951	Nordson Corp.	6,135,524
35,257	Oshkosh Corp.	4,394,432
35,384	Terex Corp.	1,684,986
35,087	Timken Co.	2,827,661
55,128	Toro Co. (The)	6,057,465
41,921	Trinity Industries, Inc.	1,127,256
30,250	Woodward, Inc.	3,717,120

		63,280,555

Marine (0.1%):
31,024	Kirby Corp.*	1,881,295

Media (1.0%):
2,812	Cable One, Inc.	5,378,822
22,381	John Wiley & Sons, Inc., Class A	1,346,888
74,936	New York Times Co. (The), Class A	3,263,463
113,710	Tegna, Inc.	2,133,200

		12,122,373

Metals & Mining (2.2%):
237,106	Cleveland-Cliffs, Inc.*^	5,112,006
61,994	Commercial Metals Co.	1,904,456
17,423	Compass Minerals International, Inc.	1,032,487
32,779	Reliance Steel & Aluminum Co.	4,946,351
33,782	Royal Gold, Inc.	3,854,526

Shares		Value
Common Stocks, continued
Metals & Mining, continued
103,122	Steel Dynamics, Inc.	$6,146,071
138,995	United States Steel Corp.	3,335,880
17,845	Worthington Industries, Inc.	1,091,757

		27,423,534

Multiline Retail (0.7%):
80,291	Kohl’s Corp.	4,424,837
55,894	Nordstrom, Inc.*	2,044,044
29,410	Ollie’s Bargain Outlet Holdings, Inc.*	2,474,263

		8,943,144

Multi-Utilities (0.6%):
32,651	Black Hills Corp.	2,142,885
103,164	MDU Resources Group, Inc.	3,233,160
26,113	NorthWestern Corp.	1,572,525

		6,948,570

Oil, Gas & Consumable Fuels (1.8%):
147,949	Antero Midstream Corp.	1,537,190
52,818	Cimarex Energy Co.	3,826,664
113,442	CNX Resources Corp.*	1,549,618
143,725	EQT Corp.*	3,199,319
210,230	Equitrans Midstream Corp.	1,789,057
77,152	HollyFrontier Corp.	2,538,301
75,013	Murphy Oil Corp.	1,746,303
118,061	Targa Resources Corp.	5,247,811
32,670	World Fuel Services Corp.	1,036,619

		22,470,882

Paper & Forest Products (0.3%):
52,574	Louisiana-Pacific Corp.	3,169,686

Personal Products (0.2%):
146,094	Coty, Inc., Class A*	1,364,518
25,839	Nu Skin Enterprises, Inc., Class A	1,463,779

		2,828,297

Pharmaceuticals (0.6%):
30,984	Jazz Pharmaceuticals plc*	5,503,998
93,917	Nektar Therapeutics*	1,611,615

		7,115,613

Professional Services (0.8%):
27,585	ASGN, Inc.*	2,673,814
17,660	FTI Consulting, Inc.*	2,412,533
18,631	Insperity, Inc.	1,683,683
28,122	ManpowerGroup, Inc.	3,343,987

		10,114,017

Real Estate Management & Development (0.4%):
26,413	Jones Lang LaSalle, Inc.*	5,162,685

Road & Rail (0.9%):
26,629	Avis Budget Group, Inc.*	2,074,133
63,209	Knight-Swift Transportation Holdings, Inc.	2,873,481
19,733	Landstar System, Inc.	3,118,208
27,600	Ryder System, Inc.	2,051,508
29,367	Werner Enterprises, Inc.	1,307,419

		11,424,749

Semiconductors & Semiconductor Equipment (4.0%):
55,655	Amkor Technology, Inc.	1,317,354
38,281	Brooks Automation, Inc.	3,647,414
29,781	Cirrus Logic, Inc.*	2,534,959

See accompanying notes to the financial statements.

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
15,105	CMC Materials, Inc.	$2,276,928
59,496	Cree, Inc.*	5,826,443
43,875	First Solar, Inc.*	3,971,126
70,344	Lattice Semiconductor Corp.*	3,951,926
28,498	MKS Instruments, Inc.	5,071,219
33,628	Semtech Corp.*	2,313,606
23,184	Silicon Laboratories, Inc.*	3,552,948
26,802	SolarEdge Technologies, Inc.*	7,407,269
18,232	Synaptics, Inc.*	2,836,534
22,160	Universal Display Corp.	4,926,833

		49,634,559

Software (3.6%):
61,293	ACI Worldwide, Inc.*	2,276,422
35,292	Aspen Technology, Inc.*	4,854,062
25,831	Blackbaud, Inc.*	1,977,880
63,929	CDK Global, Inc.	3,176,632
68,217	Ceridian HCM Holding, Inc.*	6,543,375
24,476	CommVault Systems, Inc.*	1,913,289
13,236	Envestnet, Inc.*	1,004,083
14,949	Fair Isaac Corp.*	7,514,563
22,034	J2 Global, Inc.*	3,030,777
32,942	Manhattan Associates, Inc.*	4,771,319
19,698	Paylocity Holding Corp.*	3,758,378
17,601	Qualys, Inc.*	1,772,245
48,592	Sailpoint Technologies Holdings, Inc.*	2,481,593

		45,074,618

Specialty Retail (3.1%):
77,622	American Eagle Outfitters, Inc.	2,913,154
27,590	AutoNation, Inc.*	2,615,808
33,810	Dick’s Sporting Goods, Inc.	3,387,424
28,906	Five Below, Inc.*	5,586,663
53,042	Foot Locker, Inc.	3,268,978
15,319	Lithia Motors, Inc., Class A	5,264,221
12,908	Murphy U.S.A., Inc.	1,721,540
8,672	RH*	5,888,288
35,469	Urban Outfitters, Inc.*	1,462,032
39,250	Williams-Sonoma, Inc.^	6,266,262

		38,374,370

Technology Hardware, Storage & Peripherals (0.4%):
67,472	NCR Corp.*	3,077,398
83,617	Xerox Holdings Corp.	1,964,163

		5,041,561

Textiles, Apparel & Luxury Goods (1.7%):
77,970	Capri Holdings, Ltd.*	4,459,104
22,742	Carter’s, Inc.	2,346,292

Contracts, Shares, Notional Amount or Principal Amount		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
15,779	Columbia Sportswear Co.	$1,552,023
33,641	Crocs, Inc.*	3,919,849
14,340	Deckers Outdoor Corp.*	5,507,564
69,298	Skechers U.S.A., Inc., Class A*	3,453,119

		21,237,951

Thrifts & Mortgage Finance (0.8%):
58,329	Essent Group, Ltd.	2,621,889
5,731	LendingTree, Inc.*	1,214,284
175,152	MGIC Investment Corp.	2,382,067
239,847	New York Community Bancorp, Inc.	2,643,114
37,724	Washington Federal, Inc.	1,198,869

		10,060,223

Trading Companies & Distributors (0.9%):
18,262	GATX Corp.	1,615,639
24,195	MSC Industrial Direct Co., Inc., Class A	2,171,017
87,531	Univar Solutions, Inc.*	2,134,006
16,946	Watsco, Inc.	4,857,402

		10,778,064

Water Utilities (0.4%):
115,369	Essential Utilities, Inc.	5,272,363

Wireless Telecommunication Services (0.1%):
51,385	Telephone & Data Systems, Inc.	1,164,384

Total Common Stocks (Cost $810,220,894)		1,232,562,150

Short-Term Security Held as Collateral for Securities on Loan (0.8%):
9,358,717	BlackRock Liquidity FedFund, Institutional Class, 0.04%(b)(c)	9,358,717

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $9,358,717)		9,358,717

Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
6,786,392	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	6,786,392

Total Unaffiliated Investment Company (Cost $6,786,392)		6,786,392

Total Investment Securities (Cost $826,366,003) — 100.7%		1,248,707,259
Net other assets (liabilities) — (0.7)%		(8,734,704)

Net Assets — 100.0%		$1,239,972,555

Percentages indicated are based on net assets as of June 30, 2021.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $9,203,379.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P MidCap 400 E-Mini September Futures (U.S Dollar)	9/17/21	28	$7,538,720	$244,695

				$244,695

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$826,366,003

Investment securities, at value(a)	$1,248,707,259
Cash	8,004
Segregated cash for collateral for futures contracts	382,000
Interest and dividends receivable	920,422
Receivable for investments sold	28,000
Receivable for variation margin on futures contracts	8,089
Reclaims receivable	2,202
Prepaid expenses	58,901

Total Assets	1,250,114,877

Liabilities:
Payable for capital shares redeemed	203,517
Payable for collateral received on loaned securities	9,358,717
Manager fees payable	239,045
Administration fees payable	3,467
Distribution fees payable	227,138
Custodian fees payable	5,701
Administrative and compliance services fees payable	2,495
Transfer agent fees payable	2,569
Trustee fees payable	12,588
Other accrued liabilities	87,085

Total Liabilities	10,142,322

Net Assets	$1,239,972,555

Net Assets Consist of:
Paid in capital	$666,430,718
Total distributable earnings	573,541,837

Net Assets	$1,239,972,555

Class 1
Net Assets	$57,622,864
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,854,044
Net Asset Value (offering and redemption price per share)	$9.84

Class 2
Net Assets	$1,182,349,691
Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,994,160
Net Asset Value (offering and redemption price per share)	$28.16

(a)	Includes securities on loan of $9,203,379.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$7,450,376
Income from securities lending	13,175
Foreign withholding tax	(1,665)

Total Investment Income	7,461,886

Expenses:
Manager fees	1,412,788
Administration fees	27,758
Distribution fees — Class 2	1,342,113
Custodian fees	20,887
Administrative and compliance services fees	8,321
Transfer agent fees	6,187
Trustee fees	29,827
Professional fees	26,243
Shareholder reports	20,502
Other expenses	117,398

Total expenses	3,012,024

Net Investment Income/(Loss)	4,449,862

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	96,744,361
Net realized gains/(losses) on futures contracts	1,405,120
Change in net unrealized appreciation/depreciation on securities and foreign currencies	77,449,127
Change in net unrealized appreciation/depreciation on futures contracts	107,354

Net realized and Change in net unrealized gains/losses on investments	175,705,962

Change in Net Assets Resulting From Operations	$180,155,824

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,449,862	$9,833,998
Net realized gains/(losses) on investments	98,149,481	41,516,272
Change in unrealized appreciation/depreciation on investments	77,556,481	87,139,882

Change in net assets resulting from operations	180,155,824	138,490,152

Distributions to Shareholders:
Class 1	—	(5,274,542)
Class 2	—	(40,133,618)

Change in net assets resulting from distributions to shareholders	—	(45,408,160)

Capital Transactions:
Class 1
Proceeds from shares issued	9,064	71,084
Proceeds from dividends reinvested	—	5,274,542
Value of shares redeemed	(3,062,004)	(4,609,084)

Total Class 1 Shares	(3,052,940)	736,542

Class 2
Proceeds from shares issued	121,102,766	115,634,844
Proceeds from dividends reinvested	—	40,133,618
Value of shares redeemed	(162,257,387)	(345,716,996)

Total Class 2 Shares	(41,154,621)	(189,948,534)

Change in net assets resulting from capital transactions	(44,207,561)	(189,211,992)

Change in net assets	135,948,263	(96,130,000)
Net Assets:
Beginning of period	1,104,024,292	1,200,154,292

End of period	$1,239,972,555	$1,104,024,292

Share Transactions:
Class 1
Shares issued	916	10,141
Dividends reinvested	—	739,767
Shares redeemed	(323,272)	(623,382)

Total Class 1 Shares	(322,356)	126,526

Class 2
Shares issued	4,342,006	7,410,063
Dividends reinvested	—	1,963,485
Shares redeemed	(6,086,750)	(18,128,902)

Total Class 2 Shares	(1,744,744)	(8,755,354)

Change in shares	(2,067,100)	(8,628,828)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.40		$8.28	$8.16	$11.25	$10.90	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.09 (a)	0.12 (a)	0.15	0.25	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.39		0.97	1.79	(1.13)	1.41	0.78

Total from Investment Activities	1.44		1.06	1.91	(0.98)	1.66	0.90

Distributions to Shareholders From:
Net Investment Income	—		(0.31)	(0.30)	(0.28)	(0.12)	—
Net Realized Gains	—		(0.63)	(1.49)	(1.83)	(1.19)	—

Total Dividends	—		(0.94)	(1.79)	(2.11)	(1.31)	—

Net Asset Value, End of Period	$9.84		$8.40	$8.28	$8.16	$11.25	$10.90

Total Return(b)	17.14	%(c)	14.82%	25.47%	(11.01)%	16.08%	9.00	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$57,623		$51,879	$50,096	$44,788	$55,764	$54,300
Net Investment Income/(Loss)(d)	1.03%		1.21%	1.31%	1.32%	1.27%	1.26%
Expenses Before Reductions(d)(e)	0.30%		0.33%	0.32%	0.31%	0.31%	0.31%
Expenses Net of Reductions(d)	0.30%		0.33%	0.32%	0.31%	0.31%	0.31%
Portfolio Turnover Rate(f)	19%		22%	14%	18%	21%	86	%(g)

Class 2

Net Asset Value, Beginning of Period	$24.06		$21.91	$19.00	$23.45	$21.45	$21.10

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.19 (a)	0.23 (a)	0.25	0.24	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	4.00		2.84	4.41	(2.65)	3.06	3.67

Total from Investment Activities	4.10		3.03	4.64	(2.40)	3.30	3.80

Distributions to Shareholders From:
Net Investment Income	—		(0.25)	(0.24)	(0.22)	(0.11)	(0.24)
Net Realized Gains	—		(0.63)	(1.49)	(1.83)	(1.19)	(3.21)

Total Dividends	—		(0.88)	(1.73)	(2.05)	(1.30)	(3.45)

Net Asset Value, End of Period	$28.16		$24.06	$21.91	$19.00	$23.45	$21.45

Total Return(b)	17.04	%(c)	14.53%	25.28%	(11.35)%	15.80%	19.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,182,350		$1,052,145	$1,150,058	$1,020,140	$1,208,935	$1,222,550
Net Investment Income/(Loss)(d)	0.77%		0.96%	1.06%	1.08%	1.02%	1.14%
Expenses Before Reductions(d)(e)	0.55%		0.58%	0.57%	0.56%	0.56%	0.57%
Expenses Net of Reductions(d)	0.55%		0.58%	0.57%	0.56%	0.56%	0.57%
Portfolio Turnover Rate(f)	19%		22%	14%	18%	21%	86	%(g)

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,285 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $9,358,717 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $10.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$244,695	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$1,405,120	$107,354

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Mid Cap Index Fund Class 1	0.25%	0.46%

AZL Mid Cap Index Fund Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$1,232,562,150	$—	$—	$1,232,562,150
Short-Term Security Held as Collateral for Securities on Loan	9,358,717	—	—	9,358,717
Unaffiliated Investment Company	6,786,392	—	—	6,786,392

Total Investment Securities	1,248,707,259	—	—	1,248,707,259

Other Financial Instruments:*
Futures Contracts	244,695	—	—	244,695

Total Investments	$1,248,951,954	$—	$—	$1,248,951,954

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Mid Cap Index Fund	$216,590,664	$252,542,776

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2021 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets

Airbnb, Inc., Series D, 0.00%	4/16/2014	$3,131,402	153,828	$23,557,220	1.90%

(a)	Acquisition date represents the initial purchase date of the security

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $779,448,768. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$363,385,525
Unrealized (depreciation)	(35,376,338)

Net unrealized appreciation/(depreciation)	$328,009,187

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$12,950,819	$32,457,341	$45,408,160

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Accumulated Earnings/ (Deficit)

AZL Mid Cap Index Fund	$17,910,086	$47,466,382	$—	$328,009,545	$393,386,013

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, sales, mark-to-market of futures contracts and other miscellaneous differences.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 40% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

AZL Mid Cap Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

17

FUND		FOR	AGAINST	ABSTAIN
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

19

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Special Joint Meeting of Shareholders Page 10

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Moderate Index Strategy Fund	$1,000.00	$1,073.90	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Moderate Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.3%

Fixed Income Fund	39.9

International Equity Fund	14.9

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (45.3%):
6,395,284	AZL Mid Cap Index Fund, Class 2	$180,091,212
26,883,223	AZL S&P 500 Index Fund, Class 2	629,336,242
5,335,239	AZL Small Cap Stock Index Fund, Class 2	90,325,600

		899,753,054

Fixed Income Fund (39.9%):
68,368,265	AZL Enhanced Bond Index Fund	791,020,827

International Equity Fund (14.9%):
15,565,894	AZL International Index Fund, Class 2	294,662,376

Total Affiliated Investment Companies (Cost $1,826,958,578)		1,985,436,257

Total Investment Securities (Cost $1,826,958,578) — 100.1%		1,985,436,257
Net other assets (liabilities) — (0.1)%		(1,115,093)

Net Assets — 100.0%		$1,984,321,164

Percentages indicated are based on net assets as of June 30, 2021.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,826,958,578

Investments in affiliates, at value	$1,985,436,257
Interest and dividends receivable	484
Foreign currency, at value (cost $107,554)	112,294
Receivable for investments sold	1,443,820
Prepaid expenses	1,322

Total Assets	1,986,994,177

Liabilities:
Cash overdraft	1,435,598
Payable for capital shares redeemed	1,142,341
Manager fees payable	44,424
Administration fees payable	9,122
Custodian fees payable	213
Administrative and compliance services fees payable	1,482
Transfer agent fees payable	1,381
Trustee fees payable	7,449
Other accrued liabilities	31,003

Total Liabilities	2,673,013

Net Assets	$1,984,321,164

Net Assets Consist of:
Paid in capital	$1,778,900,582
Total distributable earnings	205,420,582

Net Assets	$1,984,321,164

Shares of beneficial interest (unlimited number of shares authorized, no par value)	130,130,596
Net Asset Value (offering and redemption price per share)	$15.25

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$372

Total Investment Income	372

Expenses:
Manager fees	1,204,816
Administration fees	33,383
Custodian fees	1,446
Administrative and compliance services fees	4,987
Transfer agent fees	3,387
Trustee fees	17,892
Professional fees	15,731
Shareholder reports	13,119
Other expenses	7,057

Total expenses before reductions	1,301,818
Less expenses voluntarily waived/reimbursed by the Manager	(1,031,998)

Net expenses	269,820

Net Investment Income/(Loss)	(269,448)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	16,614
Net realized gains/(losses) on affiliated underlying funds	13,777,317
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(4,476)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	42,975,352

Net realized and Change in net unrealized gains/losses on investments	56,764,807

Change in Net Assets Resulting From Operations	$56,495,359

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(269,448)	$11,127,969
Net realized gains/(losses) on investments	13,793,931	22,662,547
Change in unrealized appreciation/depreciation on investments	42,970,876	35,344,740

Change in net assets resulting from operations	56,495,359	69,135,256

Distributions to Shareholders:
Distributions	—	(32,078,922)

Change in net assets resulting from distributions to shareholders	—	(32,078,922)

Capital Transactions:
Proceeds from shares issued	1,358,613,717	12,526,131
Proceeds from dividends reinvested	—	32,078,922
Value of shares redeemed	(42,067,159)	(82,366,337)

Change in net assets resulting from capital transactions	1,316,546,558	(37,761,284)

Change in net assets	1,373,041,917	(704,950)
Net Assets:
Beginning of period	611,279,247	611,984,197

End of period	$1,984,321,164	$611,279,247

Share Transactions:
Shares issued	89,923,217	983,912
Dividends reinvested	—	2,437,608
Shares redeemed	(2,830,280)	(6,337,677)

Change in shares	87,092,937	(2,916,157)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$14.20		$13.32	$11.98	$13.30	$15.54		$15.03

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26 (a)	0.23 (a)	0.26	0.12		0.32
Net Realized and Unrealized Gains/(Losses) on Investments	1.06		1.39	2.03	(0.92)	1.78		1.00

Total from Investment Activities	1.05		1.65	2.26	(0.66)	1.90		1.32

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.32)	(0.13)	(0.35)		(0.30)
Net Realized Gains	—		(0.50)	(0.60)	(0.53)	(3.79)		(0.51)

Total Dividends	—		(0.77)	(0.92)	(0.66)	(4.14)		(0.81)

Net Asset Value, End of Period	$15.25		$14.20	$13.32	$11.98	$13.30		$15.54

Total Return(b)	7.39	%(c)	12.84%	19.33%	(5.17)%	13.30%		8.91%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,984,321		$611,279	$611,984	$590,092	$740,959		$720,934
Net Investment Income/(Loss)(d)	(0.08)%		1.95%	1.78%	1.75%	0.77%		1.25%
Expenses Before Reductions*(d)(e)	0.38%		0.43%	0.43%	0.42%	0.43%		0.96%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.08%	0.07%	0.08%		0.83%
Portfolio Turnover Rate	6	%(c)	15%	5%	4%	7	%(f)	190%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

The Fund’s purchase and sales of securities and, accordingly, portfolio turnover ratio decreased during 2017 as a result of a change in the Fund’s investment strategy which became effective October 14, 2016.

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Moderate Index Strategy Fund	0.20%	0.20%

*

Prior to June 1, 2021, the annual rate due to the Manager was 0.40% on all assets. For the six months ended June 30, 2021, the Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$228,798,187	$564,916,872	$—	$—	$(2,694,232)	$791,020,827	68,368,265	$—	$—

AZL International Index Fund, Class 2	96,051,410	201,085,555	(8,830,253)	2,105,538	4,250,126	294,662,376	15,565,894	—	—

AZL Mid Cap Index Fund, Class 2	58,133,471	120,083,752	(8,645,906)	2,304,202	8,215,693	180,091,212	6,395,284	—	—

AZL Small Cap Stock Index Fund, Class 2	31,066,541	58,628,515	(6,517,275)	1,314,795	5,833,024	90,325,600	5,335,239	—	—

AZL S&P 500 Index Fund, Class 2	197,360,987	423,495,431	(26,943,699)	8,052,782	27,370,741	629,336,242	26,883,223	—	—

	$611,410,596	$1,368,210,125	$(50,937,133)	$13,777,317	$42,975,352	$1,985,436,257	122,547,905	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies+	$1,985,436,257	$—	$—	$1,985,436,257

Total Investment Securities	$1,985,436,257	$—	$—	$1,985,436,257

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Moderate Index Strategy Fund	$1,368,210,125	$50,937,133

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2021, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $ 496,429,505. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$114,981,091
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$114,981,091

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Moderate Index Strategy Fund	$11,245,115	$20,833,807	$32,078,922

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Moderate Index Strategy Fund	$11,539,919	$22,394,996	$—	$114,990,308	$148,925,223

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

AZL Moderate Index Strategy Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

10

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

11

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 16

Statement of Operations Page 16

Statements of Changes in Net Assets Page 17

Financial Highlights Page 18

Notes to the Financial Statements Page 19

Special Joint Meeting of Shareholders Page 24

Other Information Page 27

Statement Regarding the Trust’s Liquidity Risk Management Program Page 28

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,070.30	$3.34	0.65%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,070.30	$4.62	0.90%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,021.57	$3.26	0.65%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,020.33	$4.51	0.90%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	20.3%

Financials	17.8

Consumer Discretionary	16.5

Communication Services	12.2

Materials	8.3

Consumer Staples	5.6

Health Care	5.1

Energy	5.1

Industrials	4.8

Real Estate	2.0

Utilities	1.8

Foreign Bond	— †

Total Common Stocks and Preferred Stocks	99.5

Short-Term Security Held as Collateral for Securities on Loan	0.9

Unaffiliated Investment Company	0.3

Total Investment Securities	100.7

Net other assets (liabilities)	(0.7)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (0.1%):
5,099	Aecc Aviation Power Co., Ltd.	$41,985
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	32,213
7,300	Avic Aircraft Co., Ltd.	29,699
1,120	AVIC Shenyang Aircraft Co., Ltd., Class A	10,457
83,000	AviChina Industry & Technology Co., Ltd., Class H	54,949
35,570	Bharat Electronics, Ltd.	85,538
2,537	Korea Aerospace Industries, Ltd.	74,142

		328,983

Air Freight & Logistics (0.3%):
36,697	Agility Public Warehousing Co. KSC	111,863
572	Hyundai Glovis Co., Ltd.	106,196
9,300	SF Holding Co., Ltd., Class A	97,464
3,900	Yunda Holding Co., Ltd., Class A*	8,168
13,810	ZTO Express Cayman, Inc., ADR	419,134

		742,825

Airlines (0.1%):
66,000	Air China, Ltd.*	48,479
39,299	China Eastern Airlines Corp., Ltd.	30,904
38,000	China Southern Airlines Co., Ltd.*	35,414
28,000	China Southern Airlines Co., Ltd., Class H*^	17,382
2,989	InterGlobe Aviation, Ltd.*	69,037
4,761	Korean Air Lines Co., Ltd.*	133,223

		334,439

Auto Components (0.6%):
3,039	Balkrishna Industries, Ltd.	91,631
6,982	Bharat Forge, Ltd.*	71,626
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	31,442
47,000	Cheng Shin Rubber Industry Co., Ltd.	78,868
6,500	Fuyao Glass Industry Group Co., Ltd.	56,212
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	90,183
2,479	Hankook Tire & Technology Co., Ltd.	113,848
5,302	Hanon Systems	77,945
4,200	Huayu Automotive Systems Co., Ltd.	17,085
2,110	Hyundai Mobis Co., Ltd.	547,305
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	23,515
24,000	Minth Group, Ltd.	114,068
35,987	Motherson Sumi Systems, Ltd.*	117,338
62	MRF, Ltd.	66,863
1,500	Ningbo Joyson Electronic Corp.	5,926
3,600	Shandong Linglong Tyre Co., Ltd., Class A	24,377

		1,528,232

Automobiles (3.2%):
673,900	Astra International Tbk PT	229,670
2,257	Bajaj Auto, Ltd.*	125,552
88,000	Brilliance China Automotive Holdings, Ltd.	54,824
3,133	BYD Co., Ltd.	121,964
25,500	BYD Co., Ltd., Class H	762,692
8,200	Chongqing Changan Automobile Co., Ltd., Class A*	33,360
84,000	Dongfeng Motor Group Co., Ltd., Class H	75,517
4,135	Eicher Motors, Ltd.*	148,798
2,009	Ford Otomotiv Sanayi AS	39,301
190,000	Geely Automobile Holdings, Ltd.	596,705
4,500	Great Wall Motor Co., Ltd., Class A	30,371
92,500	Great Wall Motor Co., Ltd., Class H	298,669
99,200	Guangzhou Automobile Group Co., Ltd.	89,057

Shares		Value
Common Stocks, continued
Automobiles, continued
4,024	Hero MotoCorp, Ltd.	$157,260
4,275	Hyundai Motor Co., Ltd.	909,537
732	Hyundai Motor Co., Ltd.	75,103
8,418	Kia Corp.	670,030
14,763	Li Auto, Inc., ADR*^	515,819
27,081	Mahindra & Mahindra, Ltd.	283,642
4,512	Maruti Suzuki India, Ltd.	456,706
40,694	NIO, Inc., ADR*	2,164,921
19,100	SAIC Motor Corp., Ltd.*	64,890
51,308	Tata Motors, Ltd.*	234,761
10,142	Xpeng, Inc., ADR*^	450,508
36,000	Yadea Group Holdings, Ltd.	77,436

		8,667,093

Banks (11.6%):
23,886	Absa Group, Ltd.*	227,008
98,726	Abu Dhabi Commercial Bank	184,743
143,000	Agricultural Bank of China, Ltd.	67,062
797,000	Agricultural Bank of China, Ltd., Class A	276,780
107,574	Akbank T.A.S.	65,485
38,201	Al Rajhi Bank	1,130,813
33,870	Alinma Bank	190,021
53,900	AMMB Holdings Berhad	38,348
19,969	Arab National Bank	120,877
70,436	Axis Bank, Ltd.*	710,396
46,182	Banco Bradesco SA	202,996
1,298,706	Banco de Chile	128,261
1,889	Banco de Credito e Inversiones	79,783
24,879	Banco do Brasil SA	160,734
9,387	Banco Inter SA	146,830
11,234	Banco Santander Brasil SA	91,486
2,238,136	Banco Santander Chile	110,718
12,949	Bancolombia SA	92,587
9,306	Bancolombia SA	65,497
20,207	Bandhan Bank, Ltd.*	89,847
16,200	Bangkok Bank Public Co., Ltd.	57,161
13,481	Bank AlBilad*	131,957
19,448	Bank Al-Jazira*	95,936
37,500	Bank of Beijing Co., Ltd., Class A	28,266
2,459,000	Bank of China, Ltd.	882,770
72,500	Bank of China, Ltd., Class A	34,562
75,999	Bank of Communications Co., Ltd., Class A	57,640
175,000	Bank of Communications Co., Ltd., Class H	117,561
20,000	Bank of Hangzhou Co., Ltd.	45,645
36,920	Bank of Jiangsu Co., Ltd.	40,558
18,200	Bank of Nanjing Co., Ltd.	29,634
12,700	Bank of Ningbo Co., Ltd.	76,610
34,470	Bank of Shanghai Co., Ltd., Class A	43,750
62,666	Bank of the Philippine Islands	113,893
5,661	Bank Pekao SA*	138,220
19,368	Banque Saudi Fransi	198,354
57,334	BDO Unibank, Inc.	132,995
31,338	Boubyan Bank KSCP*	76,167
2,487	Capitec Bank Holdings, Ltd.	293,981
134,053	Chang Hwa Commercial Bank	77,594
82,500	China Bohai Bank Co, Ltd., Class H	28,429
257,000	China Citic Bank Co., Ltd.	121,672
2,985,000	China Construction Bank	2,344,791

See accompanying notes to the financial statements.

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
32,600	China Construction Bank Corp.	$33,556
390,000	China Development Financial Holding Corp.	184,081
122,500	China Everbright Bank Co., Ltd.*	71,675
45,000	China Everbright Bank Co., Ltd., Class H*	18,373
40,244	China Merchants Bank Co., Ltd.	337,615
120,500	China Merchants Bank Co., Ltd.	1,028,246
69,700	China Minsheng Banking Corp., Ltd., Class A	47,575
182,300	China Minsheng Banking Corp., Ltd., Class H	87,345
125,000	Chongqing Rural Commercial Bank Co., Ltd.	49,397
197,400	CIMB Group Holdings Berhad	219,386
77,279	Commercial Bank of Qatar Qsc (The)	111,792
40,925	Commercial International Bank Egypt SAE*	136,339
2,030	Credicorp, Ltd.*	245,853
543,000	CTBC Financial Holding Co., Ltd.	441,581
66,215	Dubai Islamic Bank	86,944
340,005	E.Sun Financial Holding Co., Ltd.	320,512
79,492	Emirates NBD Bank PJSC	286,871
70,569	Eurobank Ergasias Services and Holdings SA*	71,178
128,674	First Abu Dhabi Bank PJSC	585,158
309,649	First Financial Holdings Co., Ltd.	252,298
80,351	Grupo Financiero Banorte SAB de C.V.	519,135
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	57,612
12,569	Habib Bank, Ltd.	9,770
9,216	Hana Financial Holdings Group, Inc.	376,548
19,300	Hong Leong Bank Berhad	87,041
6,400	Hong Leong Financial Group Berhad	27,448
297,275	Hua Nan Financial Holdings Co., Ltd.	196,706
26,900	Huaxia Bank Co., Ltd., Class A*	25,766
161,908	ICICI Bank, Ltd.*	1,376,706
108,800	Industrial & Commercial Bank of China, Ltd., Class A*	87,062
1,758,000	Industrial & Commercial Bank of China, Ltd., Class H	1,031,458
39,400	Industrial Bank Co., Ltd.	125,235
8,902	Industrial Bank of Korea (IBK)	82,990
147,609	Itausa — Investimentos Itau S.A.	330,942
12,202	KB Financial Group, Inc.	603,729
2,004	Komercni Banka AS*	70,579
17,050	Kotak Mahindra Bank, Ltd.*	391,624
43,000	Krung Thai Bank	14,366
163,429	Kuwait Finance House KSCP	411,846
102,501	Malayan Banking Bhd	200,380
106,740	Masraf Al Rayan	130,795
29,363	MCB Bank, Ltd.	29,813
325,000	Mega Financial Holdings Co., Ltd.	383,211
46,592	Metropolitan Bank & Trust	46,490
16,450	Moneta Money Bank AS*	62,520
224,576	National Bank of Kuwait SAKP	633,040
67,869	National Commercial Bank	1,042,573
12,070	Nedcor, Ltd.*	144,537
7,255	OTP Bank Nyrt*	390,967
41,800	Ping An Bank Co., Ltd., Class A	146,375
38,900	Postal Savings Bank of China Co., Ltd., Class A*	30,228
260,000	Postal Savings Bank of China Co., Ltd., Class H*	175,139
27,177	Powszechna Kasa Oszczednosci Bank Polski SA*	269,920
310,900	PT Bank Central Asia Tbk	646,162
590,100	PT Bank Mandiri Persero Tbk	239,711
242,400	PT Bank Negara Indonesia Tbk	77,309
1,759,200	PT Bank Rakyat Indonesia Tbk	478,182

Shares		Value
Common Stocks, continued
Banks, continued
471,500	Public Bank Berhad	$467,006
27,221	Qatar International Islamic Bank QSC	69,650
38,659	Qatar Islamic Bank	183,636
138,366	Qatar National Bank	682,425
59,900	RHB Bank Bhd	77,987
41,240	Riyad Bank	291,470
1,058	Santander Bank Polska SA*	70,616
335,766	Sberbank of Russia	1,404,336
122,724	Shanghai Commercial & Savings Bank, Ltd. (The)	199,134
70,100	Shanghai Pudong Development Bank Co., Ltd.	108,517
13,395	Shinhan Financial Group Co., Ltd.	482,503
28,200	Siam Commercial Bank Public Co., Ltd.	86,324
354,800	SinoPac Financial Holdings Co., Ltd.*	175,108
40,924	Standard Bank Group, Ltd.	366,012
57,542	State Bank of India	325,082
337,078	Taishin Financial Holding Co., Ltd.	183,996
225,606	Taiwan Business Bank	76,502
274,752	Taiwan Cooperative Financial Holding Co., Ltd.	209,565
3,719	TCS Group Holding plc, GDR	325,429
25,381	The Saudi British Bank*	213,237
84,640	Turkiye Garanti Bankasi AS	81,006
46,220	Turkiye Is Bankasi AS, Class C	27,179
60,102,589	VTB Bank PJSC	39,802
18,589	VTB Bank PJSC, GDR	24,746
15,903	Woori Financial Group, Inc.	161,673
316,254	Yes Bank, Ltd.*	57,706

		31,308,755

Beverages (1.4%):
153,800	Ambev SA Com Npv	527,903
1,100	Anhui Gujing Distillery Co., Ltd., Class A	40,784
3,000	Anhui Gujing Distillery Co., Ltd., Class B	41,531
1,300	Anhui Kouzi Distillery Co., Ltd.	13,621
10,480	Arca Continental SAB de C.V.	60,800
17,696	Becle SAB de CV	46,563
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	24,159
8,700	Carabao Group pcl	38,452
46,000	China Resources Beer Holdings Co., Ltd.	412,770
1,400	Chongqing Brewery Co., Ltd., Class A*	42,893
15,966	Coca-Cola Femsa S.A.B de C.V.	84,495
3,027	Compania Cervecerias Unidas SA	30,518
60,690	Fomento Economico Mexicano S.A.B. de C.V.	512,000
6,500	Fraser & Neave Holdings Bhd	41,389
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	23,479
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A*	102,629
1,100	JiuGui Liquor Co., Ltd., Class A*	43,549
2,372	Kweichow Moutai Co., Ltd.	755,381
2,400	Luzhou Laojiao Co., Ltd.	87,691
9,000	Nongfu Spring Co., Ltd., Class H	45,152
23,700	Osotspa pcl	27,928
1,960	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,769
1,900	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A*	131,820
2,600	Tsingtao Brewery Co., Ltd., Class A*	46,553
14,000	Tsingtao Brewery Co., Ltd., Class H*	150,602
7,920	United Spirits, Ltd.*	70,543
7,600	Wuliangye Yibin Co., Ltd., Class A*	350,577

		3,782,551

See accompanying notes to the financial statements.

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology (1.1%):
51,000	3SBio, Inc.*^	$63,060
9,000	Akeso, Inc.*	72,626
808	Alteogen, Inc.*	60,073
1,487	BeiGene, Ltd., ADR*	510,324
700	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,711
600	BGI Genomics Co., Ltd.	11,015
14,923	Biocon, Ltd.*	81,282
1,338	Burning Rock Biotech, Ltd., ADR*	39,417
2,997	Celltrion, Inc.*	714,786
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	92,556
185	Green Cross Corp.	53,979
3,270	Hualan Biological Engineering, Inc., Class A	18,572
1,059	I-Mab, ADR*	88,903
36,500	Innovent Biologics, Inc.*	425,713
1,238	Seegne, Inc.	90,890
21,600	Shanghai Raas Blood Products Co., Ltd.	25,043
1,600	Shenzhen Kangtai Biological Products Co., Ltd., Class A	36,917
4,000	Walvax Biotechnology Co., Ltd., Class A	38,223
2,417	Zai Lab, Ltd., ADR*	427,785

		2,854,875

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	18,265
35,000	China Lesso Group Holdings, Ltd.	86,374

		104,639

Capital Markets (1.2%):
190,509	B3 SA- Brasil Bolsa Balcao	644,326
8,594	Banco BTG Pactual SA	210,927
68,300	Bangkok Commercial Asset Management pcl, Class R	39,656
17,800	Caitong Securities Co., Ltd.	28,903
193,000	China Cinda Asset Management Co., Ltd., Class H	36,791
26,000	China Everbright, Ltd.	30,608
120,000	China Galaxy Securities Co.	71,560
327,000	China Huarong Asset Management Co., Ltd., Class H	32,220
44,400	China International Capital Corp., Ltd.	119,523
14,140	China Merchants Securities Co., Ltd.	41,633
29,100	Citic Securities Co., Ltd., Class A	112,341
59,000	Citic Securities Co., Ltd., Class A	147,784
5,300	CSC Financial Co., Ltd., Class A*	25,787
23,328	East Money Information Co., Ltd., Class A	118,442
6,600	Everbright Securities Co., Ltd.	18,276
20,100	Founder Securities Co., Ltd., Class A*	29,121
30,400	GF Securities Co., Ltd.	39,354
15,400	GF Securities Co., Ltd., Class A	36,092
12,599	Guosen Securities Co., Ltd., Class A	20,964
14,600	Guotai Junan Securities Co., Ltd.	38,736
28,600	Haitong Securities Co., Ltd.	50,910
78,800	Haitong Securities Co., Ltd.	69,016
1,835	HDFC Asset Management Co., Ltd.	72,107
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	17,459
23,600	Huatai Securities Co., Ltd., Class A	57,719
44,600	Huatai Securities Co., Ltd., Class H	65,486
24,300	Industrial Securities Co., Ltd.	36,270
1,242	Korea Investment Holdings Co., Ltd.	113,644
10,139	Meritz Securities Co., Ltd.	42,619

Shares		Value
Common Stocks, continued
Capital Markets, continued
9,168	Mirae Asset Securities Co., Ltd.	$76,800
6,300	Nanjing Securities Co., Ltd.	10,248
2,777	NH Investment & Securities Co., Ltd.	31,822
1,111	Noah Holdings, Ltd., ADR*	52,439
20,500	Orient Securities Co., Ltd./China*	31,701
15,700	Pacific Securities Co. Ltd (The), Class A*	8,224
4,862	Reinet Investments SCA	95,452
2,406	Samsung Securities Co., Ltd.	96,071
12,160	SDIC Capital Co., Ltd., Class A	15,982
69,900	Shenwan Hongyuan Group Co., Ltd.	50,634
45,462	The Moscow Exchange	106,086
26,100	Tianfeng Securities Co., Ltd., Class A*	19,633
2,557	Up Fintech Holding, Ltd., ADR*	74,102
304,680	Yuanta Financial Holding Co., Ltd.	293,635
5,300	Zheshang Securities Co., Ltd.*	10,730

		3,341,833

Chemicals (2.7%):
4,207	Advanced Petrochemical Co.	81,072
12,324	Asian Paints, Ltd.	496,557
9,301	Berger Paints India, Ltd.	100,815
114,000	Formosa Chemicals & Fibre Corp.	346,388
120,000	Formosa Plastics Corp.	442,315
3,400	Guangzhou Tinci Materials Technology Co., Ltd., Class A	56,115
3,999	Hanwha Chemical Corp.*	158,262
13,400	Hengli Petrochemical Co., Ltd.	54,447
10,092	Hengyi Petrochemical Co., Ltd., Class A*	18,672
60,600	Indorama Ventures pcl	77,193
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	29,770
6,200	Kingfa Sci & Tech Co., Ltd., Class A	20,023
533	Kumho Petrochemical Co., Ltd.	103,701
226	LG Chem, Ltd.	76,989
1,437	LG Chem, Ltd.	1,084,980
3,900	Lomon Billions Group Co., Ltd., Class A	20,884
540	Lotte Chemical Corp.	125,914
135,824	Mesaieed Petrochemical Holding Co.	70,251
161,000	Nan Ya Plastics Corp.	479,819
1,149	National Industrialization Co.*	5,921
3,035	National Petrochemical Co.	35,607
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	29,641
29,450	Orbia Advance Corp SAB de CV	77,049
81,600	Petronas Chemicals Group Berhad	158,559
4,369	PhosAgro, GDR	88,449
2,928	PI Industries, Ltd.	114,825
5,202	Pidilite Industries, Ltd.*	150,823
832,600	PT Barito Pacific Tbk	49,041
75,400	PTT Global Chemical Public Co., Ltd.	139,194
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	51,726
6,925	SABIK Agri-Nutrients Co.	220,495
5,252	Sahara International Petrochemical Co.	42,940
17,307	Sasol, Ltd.*	264,772
27,928	Saudi Basic Industries Corp.	907,142
4,576	Saudi Industrial Investment Group	42,726
25,640	Saudi Kayan Petrochemical Co.*	123,501
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	23,675

See accompanying notes to the financial statements.

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
2,800	Shanghai Putailai New Energy Technology Co., Ltd., Class A	$59,215
259	SK Chemicals Co., Ltd.	59,819
649	SKC Co., Ltd.	91,386
1,120	Skshu Paint Co., Ltd., Class A	30,510
4,172	Sociedad Quimica y Minera de Chile SA	196,664
14,118	UPL, Ltd.	150,762
7,300	Wanhua Chemical Group Co., Ltd.	123,032
8,939	Yanbu National Petrochemical Co.	173,043
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	31,481

		7,286,165

Commercial Services & Supplies (0.3%):
11,500	A-Living Services Co., Ltd., Class H	57,249
108,222	China Everbright International, Ltd.	61,332
46,000	Country Garden Services Holdings Co., Ltd.	497,113
20,000	Ever Sunshine Lifestyle Services Group, Ltd.	49,667
44,000	Greentown Service Group Co., Ltd.	68,317
588	S1 Corp.	42,767
2,200	Shanghai M&G Stationery, Inc., Class A	28,803

		805,248

Communications Equipment (0.2%):
17,000	Accton Technology Corp.	201,829
20,500	BYD Electronic International Co., Ltd.	134,658
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	16,149
708	KMW Co., Ltd.*	33,989
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	6,691
1,800	Yealink Network Technology Corp., Ltd., Class A	23,348
8,300	ZTE Corp.	42,693
23,800	ZTE Corp., Class H	74,228

		533,585

Construction & Engineering (0.4%):
118,000	China Railway Group, Ltd.	61,554
53,400	China Railway Group, Ltd., Class A	43,314
102,100	China State Construction Engineering Corp., Ltd.	73,487
44,000	China State Construction International Holdings, Ltd.	30,036
2,296	GS Engineering & Construction Corp.	87,500
2,705	Hyundai Engineering & Construction Co., Ltd.	140,091
21,636	Larsen & Toubro, Ltd.	437,304
71,700	Metallurgical Corp. of China, Ltd.	33,079
38,400	Power Construction Corp. of China, Ltd.	23,001
5,657	Samsung Engineering Co., Ltd.*	120,103

		1,049,469

Construction Materials (1.0%):
1,933	ACC, Ltd.	52,467
19,842	Ambuja Cements, Ltd.	91,030
7,700	Anhui Conch Cement Co., Ltd., Class A	48,932
33,000	Anhui Conch Cement Co., Ltd., Class H	175,114
72,000	Asia Cement Corp.	131,075
25,400	BBMG Corp.	10,576
478,374	Cemex SAB de C.V.*	403,740
8,458	China Jushi Co., Ltd., Class A	20,329
122,000	China National Buildings Material Co., Ltd.	143,306
78,000	China Resources Cement Holdings, Ltd.	74,142
7,494	Grasim Industries, Ltd.	151,316
8,000	Huaxin Cement Co., Ltd.	21,757
1,017	POSCO Chemical Co., Ltd.	130,006

Shares		Value
Common Stocks, continued
Construction Materials, continued
44,100	PT Indocement Tunggal Prakarsa Tbk	$31,323
112,100	PT Semen Indonesia (Persero) Tbk	73,473
3,423	Saudi Cement Co.	58,052
368	Shree Cement, Ltd.*	136,355
162,374	Taiwan Cement Corp.	297,399
25,000	The Siam Cement Public Co., Ltd.	337,480
3,087	Ultra Tech Cement, Ltd.	281,742

		2,669,614

Consumer Finance (0.5%):
2,667	360 DigiTech, Inc., ADR*	111,587
8,374	Bajaj Finance, Ltd.*	678,401
12,258	Cholamandalam Investment and Finance Co., Ltd.	84,732
29,000	Krungthai Card pcl	60,656
5,052	Lufax Holding, Ltd., ADR*	57,088
28,300	Muangthai Capital pcl, Class R	50,839
4,134	Muthoot Finance, Ltd.	82,470
4,769	SBI Cards & Payment Services, Ltd.*	62,347
6,417	Shriram Transport Finance	116,104
27,700	Srisawad Corp pcl	59,481

		1,363,705

Containers & Packaging (0.1%):
21,248	Klabin SA*	112,538
38,400	SCG Packaging pcl	74,381
1,500	Yunnan Energy New Material Co., Ltd.	54,381

		241,300

Diversified Consumer Services (0.3%):
19,000	China East Education Holdings, Ltd.	29,855
25,000	China Education Group Holdings, Ltd.	55,772
48,000	China Yuhua Education Corp., Ltd.	43,462
3,788	Gaotu Techedu, Inc., ADR*^	55,949
47,798	New Oriental Education & Technology Group, Inc., ADR*	391,466
5,500	Offcn Education Technology Co., Ltd., Class A*	17,785
12,817	TAL Education Group, ADR*	323,373

		917,662

Diversified Financial Services (0.7%):
9,600	Ayala Corp.	157,375
37,263	Chailease Holding Co., Ltd.*	270,846
58,000	Far East Horizon, Ltd.	60,628
156,736	FirstRand, Ltd.	588,756
212,000	Fubon Financial Holdings Co., Ltd.	561,283
8,105	Grupo de Inversiones Suramericana SA	39,974
2,295	GT Capital Holdings, Inc.	28,545
431,800	Metro Pacific Investments Corp.	34,411
31,853	REC, Ltd.	63,732
16,878	Remgro, Ltd.	135,523

		1,941,073

Diversified Telecommunication Services (1.0%):
98,000	China Communications Services Corp., Ltd.	48,974
1,380,000	China Tower Corp., Ltd., Class H	190,183
110,000	Chunghwa Telecom Co., Ltd.	448,940
56,868	Emirates Telecommunications Group Co. PJSC	340,614
7,958	Hellenic Telecommunications Organization SA (OTE)	133,564
18,250	Indus Towers, Ltd.	58,700
6,438	LG Uplus Corp.	87,777

See accompanying notes to the financial statements.

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
34,613	Ooredoo Qsc	$69,404
22,338	Orange Polska SA*	39,368
1,486,900	PT Telekomunikasi Indonesia Tbk	323,136
497,700	Sarana Menara Nusantara Tbk PT	42,578
18,938	Saudi Telecom Co.	664,705
12,522	Telefonica Brasil SA	105,752
37,500	Telekom Malaysia Berhad	54,872
50,779	Telesites SAB de CV*	46,984
243,500	Tower Bersama Infrastructure Tbk PT	53,926
494,000	True Corp. pcl	49,064

		2,758,541

Electric Utilities (0.7%):
6,229	Adani Transmission, Ltd.*	88,831
4,434	Centrais Eletricas Brasileiras S.A	38,579
12,336	Centrais Eletricas Brasileiras S.A	107,083
5,163	CEZ AS	153,251
35,776	Companhia Energetica de Minas Gerais	87,260
7,090	CPFL Energia SA	38,364
657,720	ENEL Americas SA	96,597
1,011,183	ENEL Chile SA	58,205
6,011	Energisa SA	56,324
32,737	Equatorial Energia SA	163,251
952,130	Inter Rao Ues PJSC	61,026
15,365	Interconexion Electrica SA ESP	90,732
8,339	Korea Electric Power Corp., Ltd.	184,063
25,730	PGE SA*	63,571
70,056	Power Grid Corp. of India, Ltd.	219,091
25,045	Saudi Electricity Co.	161,227
71,600	Tenega Nasional Berhad	169,004

		1,836,459

Electrical Equipment (0.4%):
4,500	Contemporary Amperex Technology Co., Ltd., Class A*	372,724
6,272	Doosan Heavy Industries & Construction Co., Ltd.*	132,880
3,801	Eve Energy Co., Ltd., Class A	61,164
7,790	Havells India, Ltd.	103,032
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	19,348
14,559	Luxshare Precision Industry Co., Ltd.*	103,426
14,880	Nari Technology Co., Ltd.	53,543
3,900	Sungrow Power Supply Co., Ltd., Class A	69,489
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	31,142
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.^	19,389
6,600	Zhejiang Chint Electrics Co., Ltd., Class A*	34,104
19,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H*	117,652

		1,117,893

Electronic Equipment, Instruments & Components (2.7%):
24,500	AAC Technologies Holdings, Inc.	183,344
255,000	AU Optronics Corp.	207,631
3,300	AVIC Jonhon Optronic Technology Co., Ltd., Class A	40,372
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	27,580
10,300	Delta Electronics Thailand pcl	186,853
60,000	Delta Electronics, Inc.	651,505
9,699	Foxconn Industrial Internet Co., Ltd., Class A*	18,624
22,000	Foxconn Technology Co., Ltd.	51,788
8,100	GoerTek, Inc., Class A	53,555
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	40,399

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
389,000	Hon Hai Precision Industry Co., Ltd.	$1,563,819
266,000	Innolux Corp.	198,405
25,500	Kingboard Holdings, Ltd.	141,555
37,500	Kingboard Laminates Holdings, Ltd.	84,024
3,000	Largan Precision Co., Ltd.	333,812
11,400	Lens Technology Co., Ltd., Class A	51,908
7,487	LG Display Co., Ltd.*	162,954
404	LG Innotek Co., Ltd.	80,036
4,700	Lingyi iTech Guangdong Co., Class A	6,681
540	Maxscend Microelectronics Co., Ltd., Class A	44,862
7,000	Nan Ya Printed Circuit Board Corp.	97,864
1,200	NAURA Technology Group Co., Ltd., Class A*	51,469
4,200	OFILM Group Co., Ltd., Class A	5,773
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	278,220
1,719	Samsung SDI Co., Ltd.	1,064,121
3,800	Shengyi Technology Co., Ltd., Class A	13,771
1,820	Shennan Circuits Co., Ltd., Class A	31,307
23,100	Sunny Optical Technology Group Co., Ltd.	728,168
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	22,583
41,000	Synnex Technology International Corp.	74,907
14,000	Tianma Microelectronics Co., Ltd., Class A*	30,690
40,000	Unimicron Technology Corp.	185,383
6,300	Unisplendour Corp., Ltd., Class A	21,325
10,000	Walsin Technology Corp.	81,658
1,700	Wingtech Technology Co., Ltd.	25,465
47,960	WPG Holdings, Ltd.	88,011
4,536	Wuhan Guide Infrared Co., Ltd.	19,365
1,500	WUS Printed Circuit Kunshan Co., Ltd., Class A*	3,592
2,720	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	25,289
12,377	Yageo Corp.*	247,440
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	30,053
19,000	Zhen Ding Technology Holding, Ltd.	71,552

		7,327,713

Energy Equipment & Services (0.0%†):
48,000	China Oilfield Services, Ltd.	43,080
126,200	Dialog Group Berhad	87,909

		130,989

Entertainment (1.3%):
500,000	Alibaba Pictures Group, Ltd.*	69,553
5,210	Bilibili, Inc., ADR*^	634,786
2,170	CD Projekt SA	105,383
2,951	DouYu International Holdings, Ltd., ADR*	20,185
400	G-Bits Network Technology Xiamen Co., Ltd.	32,812
2,528	HUYA, Inc., ADR*^	44,619
268	HYBE Co., Ltd.*	69,598
9,347	IQIYI, Inc., ADR*	145,626
4,000	Mango Excellent Media Co., Ltd., Class A	42,482
531	Ncsoft Corp.	386,545
12,515	NetEase, Inc., ADR	1,442,354
657	Netmarble Corp.	78,204
810	Pearl Abyss Corp.*	54,464
7,050	Perfect World Co., Ltd., Class A	26,097
20,844	Tencent Music Entertainment Group, ADR*	322,665
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	17,847
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	15,265

		3,508,485

See accompanying notes to the financial statements.

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	$103,727
111,747	Growthpoint Properties, Ltd.	116,701

		220,428

Food & Staples Retailing (1.1%):
1,612	Abdullah Al Othaim Markets Co.	53,306
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	58,834
5,379	Avenue Supermarts, Ltd.*	242,164
27,700	Berli Jucker pcl	30,098
157	BGF Retail Co., Ltd.	25,035
10,042	Bid Corp., Ltd.*	217,897
15,705	BIM Birlesik Magazalar AS	112,253
53,777	Cencosud SA	107,048
8,233	Clicks Group, Ltd.	141,765
166,700	CP All pcl	312,326
1,473	Dino Polska SA*	108,238
631	E-Mart Co., Ltd.	89,680
10,020	Magnit PJSC, GDR	145,413
16,000	President Chain Store Corp.	150,945
37,127	Raia Drogasil SA	184,470
16,826	Shoprite Holdings, Ltd.	183,217
78,500	Sun Art Retail Group, Ltd.*	58,440
5,844	The Spar Group, Ltd.	74,086
165,130	Wal-Mart de Mexico SAB de C.V.	539,156
3,565	X5 Retail Group NV, GDR	125,069
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	12,641
25,700	Yonghui Superstores Co., Ltd.*	18,813

		2,990,894

Food Products (1.7%):
3,116	Adecoagro SA*	31,285
8,424	Almarai Co. JSC	142,420
7,000	Beijing Dabeinong Technology Group Co., Ltd.	7,368
21,374	BRF SA*	117,460
3,392	Britannia Industries, Ltd.	166,608
107,900	Charoen Pokphand Foods Public Co., Ltd.	89,261
110,000	China Feihe, Ltd.	237,452
280,000	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	520,059
245	CJ CheilJedang Corp.	100,329
75,500	Dali Foods Group Co., Ltd.	45,024
7,228	Foshan Haitian Flavouring & Food Co., Ltd.	144,293
700	Fu Jian Anjoy Foods Co., Ltd., Class A*	27,518
5,255	Gruma, SAB de C.V., Class B	58,751
55,199	Grupo Bimbo SAB de C.V., Series A, Class A	121,564
3,800	Guangdong Haid Group Co., Ltd., Class A*	47,999
5,400	Henan Shuanghui Investment & Development Co., Ltd.	26,575
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	58,159
90,500	IOI Corp. Berhad	82,018
34,092	JBS SA	199,485
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	5,734
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	9,758
700	Juewei Food Co., Ltd., Class A	9,132
15,700	Kuala Lumpur Kepong Berhad	76,999
9,772	Muyuan Foodstuff Co., Ltd.	92,023
1,121	Nestle India, Ltd.	266,020
2,000	Nestle Malaysia Bhd	64,258

Shares		Value
Common Stocks, continued
Food Products, continued
10,600	New Hope Liuhe Co., Ltd., Class A*	$24,073
721	Orion Corp./ Republic of Korea	75,889
20,980	PPB Group Berhad	92,552
213,700	PT Charoen Pokphand Indonesia Tbk	92,147
76,600	PT Indofood CBP Sukses Makmur Tbk	43,070
127,500	PT Indofood Sukses Makmur Tbk	54,317
32,650	QL Resources Berhad	44,438
37,200	Sime Darby Plantation Bhd	35,704
20,577	Tata Consumer Products, Ltd.	208,958
56,100	Thai Union Frozen Products pcl	34,665
9,830	The Savola Group	113,078
3,980	Tiger Brands, Ltd.^	58,291
70,000	Tingyi (Caymen Is) Holding Corp.	139,746
6,800	Tongwei Co., Ltd., Class A	45,538
43,000	Uni-President China Holdings, Ltd.	47,464
157,000	Uni-President Enterprises Corp.	412,665
32,810	Universal Robina Corp.	97,146
163,000	Want Want China Holdings, Ltd.	115,469
13,060	Wens Foodstuffs Group Co., Ltd.	29,047
16,000	Yihai International Holding, Ltd.	107,474
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A	34,180

		4,653,463

Gas Utilities (0.5%):
7,360	Adani Total Gas, Ltd.	101,245
18,500	Beijing Enterprises Holdings, Ltd.	65,645
93,800	China Gas Holdings, Ltd.	286,233
32,000	China Resources Gas Group, Ltd.	192,063
24,700	ENN Energy Holdings, Ltd.	470,211
40,303	GAIL India, Ltd.	81,208
8,251	Indraprastha Gas, Ltd.	61,986
25,200	Petronas Gas Berhad	94,081

		1,352,672

Health Care Equipment & Supplies (0.4%):
1,430	Autobio Diagnostics Co., Ltd., Class A	16,777
54,400	Hartalega Holdings Berhad	96,326
2,280	Jafron Biomedical Co., Ltd., Class A	30,479
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	5,313
43,800	Kossan Rubber Industries	33,970
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	38,285
20,000	Microport Scientific Corp.	179,428
1,680	Ovctek China, Inc., Class A	26,930
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	168,041
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	156,094
22,000	Sri Trang Gloves Thailand pcl	28,682
40,635	Supermax Corp. Berhad	32,295
155,200	Top Glove Corp. Berhad	156,016
7,000	Venus MedTech Hangzhou, Inc., Class H*	58,380

		1,027,016

Health Care Providers & Services (0.7%):
12,464	Aier Eye Hospital Group Co., Ltd., Class A	136,993
3,000	Apollo Hospitals Enterprise, Ltd.	146,204
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	216,500
13,700	Bumrungrad Hospital pcl	54,993
2,589	Celltrion Healthcare Co., Ltd.*	266,074

See accompanying notes to the financial statements.

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
1,270	Dr Sulaiman Al Habib Medical Services Group Co.	$55,347
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	34,630
35,667	Hapvida Participacoes e Investimentos SA	110,518
3,300	Huadong Medicine Co., Ltd., Class A	23,508
60,100	IHH Healthcare Berhad	79,362
46,000	Jinxin Fertility Group, Ltd.	116,129
600	Jointown Pharmaceutical Group Co., Ltd.	1,427
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	21,575
1,233	Mouwasat Medical Services Co.	59,247
16,360	Notre Dame Intermedica Participacoes SA	279,388
6,259	Rede D’Or Sao Luiz SA	86,877
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	6,207
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	55,489
45,200	Sinopharm Group Co., Series H	134,484
700	Topchoice Medical Corp., Class A*	44,543

		1,929,495

Health Care Technology (0.2%):
130,000	Alibaba Health Information Technology, Ltd.*	288,343
14,300	Ping An Healthcare and Technology Co., Ltd.*	178,111
1,090	Winning Health Technology Group Co., Ltd.	2,745

		469,199

Hotels, Restaurants & Leisure (0.8%):
231,900	Asset World Corp. pcl*	31,444
3,600	China International Travel Service Corp., Ltd., Class A	167,292
67,600	Genting Berhard	80,349
86,800	Genting Malaysia Berhad	57,986
33,000	Haidilao International Holding, Ltd.	173,846
5,524	Huazhu Group, Ltd., ADR*	291,722
20,000	Jiumaojiu International Holdings, Ltd.	81,787
15,230	Jollibee Foods Corp.	66,663
2,830	Jubilant Foodworks, Ltd.*	117,362
2,483	Kangwon Land, Inc.*	59,327
101,900	Minor International pcl*	95,571
7,104	OPAP SA	107,094
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	29,257
6,660	Songcheng Performance Development Co., Ltd., Class A	17,308
12,743	Yum China Holdings, Inc.	844,224

		2,221,232

Household Durables (0.5%):
1,600	Ecovacs Robotics Co., Ltd., Class A	56,505
66,800	Haier Smart Home Co., Ltd., Class H*	233,172
3,411	LG Electronics, Inc.	495,063
6,800	Midea Group Co., Ltd., Class A	75,198
13,100	NavInfo Co., Ltd.	29,813
5,000	Nien Made Enterprise Co., Ltd.	74,226
1,400	Oppein Home Group, Inc., Class A	30,767
11,900	Qingdao Haier Co., Ltd.	47,754
28,400	TCL Corp., Class A	33,639
1,893	Woongjin Coway Co., Ltd.	132,320
1,600	Zhejiang Supor Co., Ltd., Class A	15,799

		1,224,256

Shares		Value
Common Stocks, continued
Household Products (0.4%):
26,008	Hindustan Unilever, Ltd.	$865,506
54,099	Kimberl- Clark de Mexico SAB de C.V.	96,013
274,300	PT Unilever Indonesia Tbk	93,954
15,000	Vinda International Holdings, Ltd.	46,174

		1,101,647

Independent Power and Renewable Electricity Producers (0.5%):
11,994	Adani Green Energy, Ltd.*	181,679
26,100	B Grimm Power pcl	34,241
213,000	Cgn Power Co., Ltd., Class H	47,461
106,000	China Longyuan Power Group Corp.	182,684
41,500	China National Nuclear Power Co., Ltd.	32,505
185,000	China Power International Develpoment, Ltd.	40,507
70,000	China Resources Power Holdings Co.	95,569
40,400	China Yangtze Power Co., Ltd.	129,062
271,021	Colbun SA	37,888
2,400	Electricity Genera pcl	13,116
7,616	Engie Brasil Energia SA	59,955
25,400	Global Power Synergy pcl	57,809
87,800	Gulf Energy Development pcl, Class R	93,945
13,900	Huadian Power International Corp, Ltd., Class A	7,401
168,000	Huaneng Power International, Inc., Class H	65,780
139,773	NTPC, Ltd.	219,170
16,900	Ratch Group pcl	24,094
20,900	SDIC Power Holdings Co., Ltd., Class A	31,086
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	41,798

		1,395,750

Industrial Conglomerates (0.8%):
77,690	Aboitiz Equity Ventures, Inc.	67,100
7,824	Bidvest Group, Ltd.	104,370
176,000	Citic, Ltd.	189,789
403	CJ Corp.	38,347
115,000	Far Eastern New Century Corp.	132,089
86,500	Fosun International, Ltd.	124,434
15,971	Grupo Carso SAB de C.V.	49,918
15,300	Hap Seng Consolidated Berhad	28,764
44,815	Industries Qatar Q.S.C.	163,207
101,484	JG Summit Holdings, Inc.	129,241
20,331	KOC Holdings AS	42,991
2,856	LG Corp.	260,032
2,613	Samsung C&T Corp.	316,842
2,872	Siemens, Ltd.	78,138
62,100	Sime Darby Berhad	32,624
967	SK, Inc.	242,673
7,815	SM Investments Corp.	160,055
31,448	Turkiye Sise ve Cam Fabrikalari AS	27,623

		2,188,237

Insurance (2.3%):
1,250	Bajaj Finserv, Ltd.*	203,979
17,305	BB Seguridade Participacoes SA	80,380
2,203	Bupa Arabia For Cooperative Insurance Co.	72,954
254,137	Cathay Financial Holding Co., Ltd.	491,230
49,033	China Life Insurance Co., Ltd.	46,410
230,000	China Life Insurance Co., Ltd.	455,468
6,100	China Life Insurance Co., Ltd.	32,002
13,000	China Pacific Insurance Group Co., Ltd., Class A	58,308

See accompanying notes to the financial statements.

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
83,000	China Pacific Insurance Group Co., Ltd., Class H	$261,005
49,200	China Taiping Insurance Holdings Co., Ltd.	81,875
1,303	DB Insurance Co., Ltd.	63,421
13,781	Discovery, Ltd.*	121,919
22,395	HDFC Life Insurance Co., Ltd.	206,978
7,561	ICICI Lombard General Insurance Co., Ltd.	159,547
9,176	ICICI Prudential Life Insurance Co., Ltd.	75,713
27,000	New China Life Insurance Co., Ltd.	92,155
4,500	New China Life Insurance Co., Ltd., Class A	31,933
145,915	Old Mutual, Ltd.	137,943
178,000	People’s Insurance Co. Group of China, Ltd. (The)	59,379
28,100	People’s Insurance Co. Group of China, Ltd. (The)	25,793
230,000	Picc Property & Casuality Co., Ltd., Class H	201,193
20,800	Ping An Insurance Group Co. of China, Ltd.	206,979
193,500	Ping An Insurance Group Co. of China, Ltd.	1,889,177
17,119	Powszechny Zaklad Ubezpieczen SA*	164,944
26,923	Rand Merchant Investment Holdings, Ltd.	59,097
972	Samsung Fire & Marine Insurance Co., Ltd.	190,354
2,270	Samsung Life Insurance Co., Ltd.	160,834
58,714	Sanlam, Ltd.	252,514
14,052	SBI Life Insurance Co., Ltd.	190,908
303,521	Shin Kong Financial Holdings Co., Ltd.	103,753
2,914	The Co. for Cooperative Insurance	64,345
16,500	Zhongan Online P&c Insurance Co., Ltd.*	93,408

		6,335,898

Interactive Media & Services (7.2%):
1,931	Autohome, Inc., ADR	123,507
8,404	Baidu, Inc., ADR*	1,713,576
2,379	Info Edge India, Ltd.	157,503
1,915	JOYY, Inc., ADR	126,332
9,648	Kakao Corp.	1,396,376
3,760	Mail.Ru Group, Ltd., GDR*	85,389
4,088	Momo, Inc., ADR	62,587
3,836	NAVER Corp.	1,422,652
179,700	Tencent Holdings, Ltd.	13,517,227
1,711	Weibo Corp., ADR*	90,033
9,539	Yandex NV, Class A*	676,603

		19,371,785

Internet & Direct Marketing Retail (8.8%):
388,376	Alibaba Group Holding, Ltd.*	11,004,064
10,937	Alibaba Group Holding, Ltd., ADR*	2,480,293
10,438	Allegro.eu SA*	179,784
7,477	B2W Cia Digital*	99,619
2,055	Baozun, Inc., ADR*^	72,829
320	CJ ENM Co., Ltd.	51,930
1,842	Dada Nexus, Ltd., ADR*	53,436
88,000	HengTen Networks Group, Ltd.*	70,391
9,050	JD Health International, Inc.*	129,747
26,900	JD.com, Inc., ADR*	2,146,889
112,700	Meituan*	4,654,807
321	Ozon Holdings plc, ADR*	18,817
965	Ozon Holdings plc, ADR*	57,243
13,686	Pinduoduo, Inc., ADR*	1,738,396
31,200	Tongcheng-Elong Holdings, Ltd.*	78,123
15,719	Trip.com Group, Ltd., ADR*	557,396
14,042	Vipshop Holdings, Ltd., ADR*	281,963

		23,675,727

Shares		Value
Common Stocks, continued
IT Services (2.0%):
2,723	21Vianet Group, Inc., ADR*	$62,493
6,000	Beijing Sinnet Technology Co., Ltd.	13,332
2,575	Chindata Group Holdings, Ltd., ADR*	38,857
9,100	DHC Software Co., Ltd., Class A	11,170
2,787	GDS Holdings, Ltd., ADR*	218,752
33,611	HCL Technologies, Ltd.	445,008
106,119	Infosys, Ltd.	2,239,802
1,744	Kingsoft Cloud Holdings, Ltd., ADR*	59,174
1,779	Larsen & Toubro Infotech, Ltd.	97,547
1,016	Samsung SDS Co., Ltd.	166,957
28,669	Tata Consultancy Services, Ltd.	1,291,818
19,412	Tech Mahindra, Ltd.	286,320
25,000	Travelsky Technology, Ltd., Series H	53,966
42,098	Wipro, Ltd.	309,413

		5,294,609

Leisure Products (0.1%):
11,000	Giant Manufacturing Co., Ltd.	125,754
2,720	HLB, Inc.*	80,669

		206,423

Life Sciences Tools & Services (1.3%):
4,021	Divi’s Laboratories, Ltd.*	238,588
42,000	Genscript Biotech Corp.*	183,383
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	53,877
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	72,672
2,100	Pharmaron Beijing Co., Ltd., Class A	70,550
3,200	Pharmaron Beijing Co., Ltd., Class H	85,322
538	Samsung Biologics Co., Ltd.*	401,638
5,208	WuXi AppTec Co., Ltd., Class A	126,285
10,536	WuXi AppTec Co., Ltd., Class H	246,040
105,500	Wuxi Biologics Cayman, Inc.*	1,933,737

		3,412,092

Machinery (0.7%):
4,000	AirTac International Group	154,378
51,000	China Conch Venture Holdings, Ltd.	214,799
72,200	China Shipbuilding Industry Co., Ltd., Class A*	46,043
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	44,716
1,481	Doosan Bobcat, Inc.	63,298
23,000	Haitian International Holdings, Ltd.	77,169
9,121	Hiwin Technologies Corp.	129,318
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	104,496
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	41,363
1,191	Korea Shipbuilding & Offshore*	142,169
14,774	Samsung Heavy Industries Co., Ltd., Class R*	88,027
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	36,491
15,600	Sany Heavy Industry Co., Ltd.	70,205
4,050	Shenzhen Inovance Technology Co., Ltd.	46,589
26,000	Sinotruk Hong Kong, Ltd.	55,725
51,440	WEG SA	348,470
15,600	Weichai Power Co., Ltd., Class A	43,169
58,000	Weichai Power Co., Ltd., Class H	128,937
30,200	XCMG Construction Machinery Co., Ltd.	29,780
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A*	12,718
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	54,057
900	Zhongji Innolight Co., Ltd., Class A	5,366
14,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	21,174

See accompanying notes to the financial statements.

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	$49,845

		2,008,302

Marine (0.7%):
71,500	COSCO SHIPPING Holdings Co., Ltd.*^	180,150
20,200	COSCO SHIPPING Holdings Co., Ltd., Class A*	95,549
81,835	Evergreen Marine Corp., Ltd.*	578,545
8,078	HMM Co., Ltd.*	315,026
36,500	MISC Berhad	59,657
10,485	Pan Ocean Co., Ltd.	79,547
17,000	Wan Hai Lines, Ltd.	195,765
49,000	Yang Ming Marine Transport Corp.*	320,980

		1,825,219

Media (1.4%):
2,304	Cheil Worldwide, Inc.	51,471
12,600	China Literature, Ltd.*^	140,140
9,928	Cyfrowy Polsat SA	78,028
74,210	Grupo Televisa SAB	212,323
8,200	Kuaishou Technology*	205,737
5,875	Megacable Holdings SAB de C.V.	20,795
11,118	MultiChoice Group, Ltd.	91,450
9,300	Nanji E-Commerce Co., Ltd., Class A	14,066
13,509	Naspers, Ltd.	2,839,375

		3,653,385

Metals & Mining (4.3%):
3,562	African Rainbow Minerals, Ltd.	63,787
77,337	Alrosa PAO	142,183
116,000	Aluminum Corp. of China, Ltd.*	68,690
271,200	Aneka Tambang Tbk	43,037
1,698	Anglo American Platinum, Ltd.	196,324
13,046	AngloGold Ashanti, Ltd.	242,264
30,300	Baoshan Iron & Steel Co., Ltd., Class A	35,841
6,515	Bradespar SA	97,374
72,000	China Hongqiao Group, Ltd.	97,566
58,500	China Molybdenum Co., Ltd., Class A*	46,745
87,000	China Molybdenum Co., Ltd., Class H	51,662
10,800	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	34,623
350,000	China Steel Corp.	497,576
6,579	Cia de Minas Buenaventura SA, ADR*	59,540
22,695	Companhia Siderurgica Nacional SA (CSN)	200,747
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	86,545
2,000	Ganfeng Lithium Co., Ltd.	37,514
5,600	Ganfeng Lithium Co., Ltd., Class H	83,675
29,043	Gold Fields	260,229
100,260	Grupo Mexico SAB de C.V., Series B, Class B	471,686
17,328	Harmony Gold Mining Co., Ltd.	64,043
54,379	Hindalco Industries, Ltd.	272,498
3,115	Hyundai Steel Co.	148,519
24,831	Impala Platinum Holdings, Ltd.	410,573
4,401	Industrias Penoles SAB de C.V.*	60,764
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.*	21,192
34,000	Jiangxi Copper Co., Ltd.	69,635
6,400	Jiangxi Copper Co., Ltd., Class A	22,263
27,645	JSW Steel, Ltd.	254,961
4,471	KGHM Polska Miedz SA	220,072

Shares		Value
Common Stocks, continued
Metals & Mining, continued
289	Korea Zinc Co.	$110,766
1,769	Kumba Iron Ore, Ltd.	79,379
235,200	Merdeka Copper Gold Tbk PT*	47,708
2,016	MMC Norilsk Nickel PJSC	682,909
76,000	MMG, Ltd.*	33,480
11,807	Northam Platinum, Ltd.*	179,487
42,350	Novolipetsk Steel PJSC	133,125
25,000	Perennial Energy Holdings, Ltd.^	5,922
10,301	Polymetal International plc	223,439
1,157	Polyus PJSC	224,513
2,303	POSCO	708,814
92,000	Press Metal Aluminium Holdings Bhd	106,034
13,029	Saudi Arabian Mining Co.*	219,635
7,676	Severstal	164,715
8,120	Shandong Gold Mining Co., Ltd.	24,204
14,000	Shandong Gold Mining Co., Ltd., Class H	24,817
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A*	21,854
88,870	Sibanye Stillwater, Ltd.	372,043
2,541	Southern Copper Corp.	163,437
19,645	Tata Steel, Ltd.	309,154
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	13,808
123,199	Vale SA	2,805,495
37,580	Vedanta, Ltd.	133,015
5,040	Yintai Gold Co., Ltd.	7,437
24,000	Zhaojin Mining Industry Co., Ltd., Class H	22,840
2,600	Zhejiang Huayou Cobalt Co., Ltd., Class A	45,994
4,500	Zhongjin Gold Corp., Ltd.	6,023
38,700	Zijin Mining Group Co., Ltd.	58,097
190,000	Zijin Mining Group Co., Ltd.	255,515

		11,545,787

Multiline Retail (0.4%):
72,375	Central Retail Corp. pcl	75,786
26,285	Lojas Renner SA	233,770
218	Lotte Shopping Co., Ltd.	22,366
95,749	Magazine Luiza SA	407,201
22,077	S.A.C.I. Falabella	98,321
193	Shinsegae Department Store Co.	48,943
6,235	Trent, Ltd.*	71,348
30,415	Woolworths Holdings, Ltd.*	114,911

		1,072,646

Multi-Utilities (0.0%†):
16,879	Qatar Electricity & Water Co.	77,268

Oil, Gas & Consumable Fuels (5.0%):
24,317	Bharat Pertoleum Corp., Ltd.	153,249
13,320	China Merchants Energy Shipping Co., Ltd., Class A	9,526
34,000	China Petroleum & Chemical Corp., Class A	22,947
778,000	China Petroleum & Chemical Corp., Class H	394,580
10,100	China Shenhua Energy Co., Ltd.*	30,520
113,500	China Shenhua Energy Co., Ltd.	222,501
38,180	Coal India, Ltd.	75,408
30,707	Cosan sa industria e Comercio	147,941
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	8,104
143,502	Ecopetrol SA	104,136
12,351	Empresas Copec SA	121,659
52,200	Energy Absolute Public Co., Ltd.	99,525

See accompanying notes to the financial statements.

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,858	Exxaro Resources, Ltd.	$104,544
38,000	Formosa Petrochemical Corp.	145,247
364,525	Gazprom PJSC	1,403,174
1,948	GS Holdings	80,069
22,086	Hindustan Petroleum Corp., Ltd.	87,240
49,568	Indian Oil Corp., Ltd.	72,004
124,000	Kunlun Energy Co., Ltd.	114,352
13,296	LUKOIL PJSC	1,230,992
13,557	MOL Hungarian Oil And Gas plc*	107,968
2,930	Novatek PJSC, GDR	642,911
87,680	Oil & Natural Gas Corp., Ltd.	139,517
45,900	PetroChina Co., Ltd., Class A	37,642
680,000	PetroChina Co., Ltd., Class H	332,828
111,135	Petroleo Brasileiro SA	676,884
153,771	Petroleo Brasileiro SA	909,974
11,400	Petronas Dagangan Berhad	51,082
21,431	Petronet LNG, Ltd.	65,159
8,883	Polski Koncern Naftowy Orlen SA	179,069
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA	85,892
639,600	PT Adaro Energy Tbk	53,173
58,000	PT United Tractors Tbk	81,031
46,600	PTT Exploration & Production pcl	170,760
310,400	PTT pcl	381,252
14,235	Qatar Fuel QSC	69,331
46,623	Qatar Gas Transport Co., Ltd.	38,438
10,829	Rabigh Refining & Petrochemical Co.*	67,904
88,845	Reliance Industries, Ltd.	2,526,780
37,929	Rosneft Oil Co. PJSC	296,756
68,610	Saudi Arabian Oil Co.	642,160
26,100	Shaanxi Coal Industry Co., Ltd.	47,892
2,000	Shanxi Meijin Energy Co., Ltd., Class A*	2,341
1,592	SK Innovation Co., Ltd.*	417,944
1,367	S-Oil Corp.	124,524
243,402	Surgutneftegas PJSC	122,229
199,091	Surgutneftegas Prefernce	126,206
43,241	Tatneft PJSC	314,800
34,500	Thai Oil Public Co., Ltd.	58,894
4,521	Tupras-Turkiye Petrol Rafine*	49,379
21,910	Ultrapar Participacoes SA	81,019
50,000	Yanzhou Coal Mining Co.	67,233
1,194	YPF Sociedad Anonima, ADR*	5,588

		13,602,278

Paper & Forest Products (0.2%):
33,569	Empresas CMPC SA	80,035
43,000	Lee & Man Paper Manufacturing, Ltd.	32,731
49,000	Nine Dragons Paper Holdings, Ltd.	62,861
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	44,049
23,305	Suzano SA*	280,277

		499,953

Personal Products (0.6%):
1,041	Amorepacific Corp.	232,710
863	Amorepacific Group	49,059
3,754	Colgate-Palmolive India, Ltd.	85,204
16,996	Dabur India, Ltd.	130,103
11,217	Godrej Consumer Products, Ltd.*	131,397
22,000	Hengan International Group Co., Ltd.	147,346

Shares		Value
Common Stocks, continued
Personal Products, continued
296	LG Household & Health Care, Ltd.	$463,239
60	LG Household & Health Care, Ltd.	40,752
16,791	Marico, Ltd.	119,989
29,667	Natura & Co. Holding SA*	338,475

		1,738,274

Pharmaceuticals (1.5%):
12,537	Aspen Pharmacare Holdings, Ltd.*	142,401
500	Asymchem Laboratories Tianjin Co., Ltd., Class A*	28,845
8,967	Aurobindo Pharma, Ltd.	116,503
900	Betta Pharmaceuticals Co., Ltd.	15,086
2,400	CanSino Biologics, Inc., Class H*	127,547
518	Celltrion Pharm, Inc.*	72,331
800	Changchun High & New Technology Industry Group, Inc., Class A	47,939
43,000	China Medical System Holdings, Ltd.	113,264
286,000	China Pharmaceutical Enterprise & Investment Corp.	414,055
80,500	China Resources Pharmaceutical	50,182
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.*	68,294
14,918	Cipla, Ltd.*	195,123
3,550	Dr Reddy’s Laboratories, Ltd.	259,219
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	15,195
182	Hanmi Pharm Co., Ltd.	54,070
36,000	Hansoh Pharmaceutical Group Co., Ltd.	157,191
1,773	Hutchison China MediTech, Ltd., ADR*	69,626
10,611	Hypera SA	73,546
2,134	Ipca Laboratories, Ltd.	58,222
14,227	Jiangsu Hengrui Medicine Co., Ltd.	149,703
7,523	Lupin, Ltd.	116,405
2,080	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	13,443
7,000	Oneness Biotech Co., Ltd.*	58,339
3,371	Piramal Enterprises, Ltd.	109,021
658,200	PT Kalbe Farma Tbk	63,572
4,752	Richter Gedeon Nyrt	126,616
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	36,860
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	137,294
4,800	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A*	21,666
896	Shin Poong Pharmaceutical Co., Ltd.	68,447
330,750	Sino Biopharmaceutical, Ltd.	324,624
798	SK Biopharmaceuticals Co., Ltd.*	87,187
30,000	SSY Group, Ltd.	26,816
25,548	Sun Pharmaceutical Industries, Ltd.	232,349
1,214	Torrent Pharmaceuticals, Ltd.	47,421
1,588	Yuhan Corp.	89,002
2,200	Yunnan Baiyao Group Co., Ltd.	39,407
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	90,237
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	20,620
4,320	Zhejiang NHU Co., Ltd., Class A	19,183
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	4,963

		3,961,814

Professional Services (0.0%†):
744	51job, Inc., ADR*	57,861

See accompanying notes to the financial statements.

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development (1.9%):
50,000	Agile Group Holdings, Ltd.	$64,786
126,385	Aldar Properties PJSC	131,562
238,800	Ayala Land, Inc.	176,427
78,422	Barwa Real Estate Co.	64,232
13,663	Cencosud Shopping SA	22,356
72,200	Central Pattana pcl	118,356
32,000	China Aoyuan Group, Ltd.	26,997
60,000	China Everbright Environment Group, Ltd.	78,206
12,350	China Fortune Land Development Co., Ltd.*	10,016
166,000	China Jinmao Holdings Group, Ltd.	55,589
4,900	China Merchants Property Operation & Service Co., Ltd., Class A	13,030
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	40,848
126,000	China Overseas Land & Investment, Ltd.	286,279
55,000	China Overseas Property Holdings, Ltd.	58,796
100,000	China Resources Land, Ltd.	405,081
9,400	China Resources Mixc Lifestyle Services, Ltd.	64,352
18,800	China Vanke Co., Ltd., Class A	69,295
50,600	China Vanke Co., Ltd., Class H	158,367
108,000	CIFI Holdings Group Co., Ltd.	84,298
231,000	Country Garden Holdings Co., Ltd.	258,845
14,300	Dar Al Arkan Real Estate Development Co.*	40,245
17,411	DLF, Ltd.	65,928
9,596	Emaar Economic City*	32,763
115,979	Emaar Properties PJSC	131,457
6,000	Future Land Holdings Co., Ltd.	38,640
10,300	Gemdale Corp., Class A	16,326
17,700	Greenland Holdings Corp., Ltd.	14,932
22,000	Greentown China Holdings, Ltd.	33,889
48,400	Guangzhou R&F Properties Co., Ltd., Class H	55,232
20,000	Hopson Development Holdings, Ltd.	91,704
12,500	Jinke Properties Group Co., Ltd., Class A	11,203
58,000	Kaisa Group Holdings, Ltd.	21,963
11,029	KE Holdings, Inc., ADR*	525,863
51,000	KWG Group Holdings, Ltd.	68,317
227,100	Land & Houses Public Co., Ltd.	56,383
43,000	Logan Property Holdings Co., Ltd.	64,357
56,000	Longfor Group Holdings, Ltd.	313,769
14,252	Mabanee Co KPSC	33,923
13,626	NEPI Rockcastle plc	96,619
4,800	Poly Property Services Co., Ltd., Class H	32,582
30,600	Poly Real Estate Group Co., Ltd., Class A*	57,030
41,000	Powerlong Real Estate Holdings, Ltd.	35,222
28,560	Ruentex Development Co., Ltd.	58,022
62,000	Seazen Group, Ltd.	58,775
44,500	Shanghai Lujiazue	41,344
156,000	Shenzhen Investment, Ltd.	48,022
42,000	Shimao Property Holdings, Ltd.	102,997
17,000	Shimao Services Holdings, Ltd.	58,792
329,600	SM Prime Holdings, Inc.	246,640
81,000	Sunac China Holdings, Ltd.	278,030
18,000	Sunac Services Holdings, Ltd.	66,889
43,000	The Wharf Holdings, Ltd.	163,936
37,600	Yuexiu Property Co., Ltd.	39,615
62,000	Zhenro Properties Group, Ltd.	34,657

		5,223,784

Shares		Value
Common Stocks, continued
Road & Rail (0.2%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A*	$76,724
303,300	BTS Group Holdings pcl	88,536
235	CJ Logistics Corp.*	36,943
7,427	Container Corp. of India, Ltd.	69,824
19,840	Localiza Rent a Car SA	255,320
36,591	Rumo SA*	140,899

		668,246

Semiconductors & Semiconductor Equipment (8.9%):
105,465	ASE Technology Holding Co., Ltd.	423,980
1,000	ASMedia Technology, Inc.	48,309
1,694	Daqo New Energy Corp., ADR*	110,144
17,000	Flat Glass Group Co., Ltd., Class H^	70,071
36,500	GCL System Integration Technology Co., Ltd.*	19,660
756	Gigadevice Semiconductor Beijing, Inc., Class A	21,973
7,000	Globalwafers Co., Ltd.	231,105
2,280	Hangzhou First Applied Material Co., Ltd., Class A	37,111
4,600	Hangzhou Silan Microelectronics Co., Ltd., Class A	40,293
14,000	Hua Hong Semiconductor, Ltd.*	77,033
5,300	JCET Group Co., Ltd., Class A*	30,926
10,920	Longi Green Energy Technology Co., Ltd.	149,963
47,000	MediaTek, Inc.	1,622,900
38,000	Nanya Technology Corp.	108,708
18,000	Novatek Microelectronics Corp.	322,398
4,000	Phison Electronics Corp.	68,916
24,000	Powertech Technology, Inc.	92,674
14,000	Realtek Semiconductor Corp.	253,769
9,700	Sanan Optoelectronics Co., Ltd., Class A*	48,093
600	SG Micro Corp., Class A	23,477
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	28,093
2,000	Silergy Corp.	272,075
17,031	SK Hynix, Inc.	1,929,339
769,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,423,367
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	63,918
10,600	Tianshui Huatian Technology Co., Ltd., Class A	25,233
400	Unigroup Guoxin Microelectronics Co., Ltd., Class A	9,548
372,000	United Microelectronics Corp.	709,016
28,000	Vanguard International Semiconductor Corp.	118,332
1,900	Will Semiconductor, Ltd., Class A	94,757
10,000	Win Semiconductors Corp.	134,680
102,000	Winbond Electronics Corp.	127,208
152,000	Xinyi Solar Holdings, Ltd.	328,144

		24,065,213

Software (0.5%):
8,800	360 Security Technology, Inc., Class A*	16,621
1,494	Agora, Inc., ADR*	62,688
1,400	Beijing Shiji Information Technology Co., Ltd., Class A	5,095
900	China National Software & Service Co., Ltd., Class A	7,932
480,000	China Youzan, Ltd.*	91,507
515	Douzone Bizon Co., Ltd.	37,969
1,226	Globant SA*	268,715
1,950	Hundsun Technologies, Inc.*	28,150
4,600	Iflytek Co., Ltd.	48,080
84,000	Kingdee International Software Group Co., Ltd.*	284,532
28,000	Kingsoft Corp., Ltd.	167,375
12,000	Ming Yuan Cloud Group Holdings, Ltd.^	59,460

See accompanying notes to the financial statements.

12

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
3,633	OneConnect Financial Technology Co., Ltd., ADR*	$43,669
700	Sangfor Technologies, Inc., Class A	28,129
4,420	Shanghai Baosight Software Co., Ltd.	34,827
15,698	TOTVS SA	118,843
51,000	Weimob, Inc.*	111,953
7,150	Yonyou Network Technology Co., Ltd.	36,820

		1,452,365

Specialty Retail (0.6%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	82,052
18,000	China Meidong Auto Holdings, Ltd.	98,183
2,316	FF Group*	27
435,000	GOME Retail Holdings, Ltd.*	56,027
225,000	Home Product Center Public Co., Ltd.	101,270
9,000	Hotai Motor Co., Ltd.	198,349
919	Hotel Shilla Co., Ltd.	79,181
2,192	Jarir Marketing Co.	123,458
3,482	Jumbo SA	58,609
7,531	Mr Price Group, Ltd.	111,032
27,899	Petrobras Distribuidora SA	149,671
80,700	PTT Oil & Retail Business pcl, Class R	76,935
17,100	Suning.com Co., Ltd., Class A	14,795
45,000	Topsports International Holdings, Ltd.	73,727
32,585	Via Varejo SA*	103,458
20,000	Zhongsheng Group Holdings, Ltd.	166,413

		1,493,187

Technology Hardware, Storage & Peripherals (5.3%):
111,000	Acer, Inc.	116,737
11,616	Advantech Co., Ltd.	143,845
23,000	Asustek Computer, Inc.	306,818
80,300	BOE Technology Group Co., Ltd., Class A	77,583
19,000	Catcher Technology Co., Ltd.	124,188
2,600	China Greatwall Technology Group Co., Ltd., Class A	5,876
139,000	Compal Electronics, Inc.	111,509
37,199	Focus Media Information Technology Co., Ltd., Class A	54,189
11,400	GRG Banking Equipment Co., Ltd., Class A	22,966
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	13,743
70,000	Inventec Corp.	65,955
226,000	Lenovo Group, Ltd.	259,938
71,000	Lite-On Technology Corp.	146,791
24,000	Micro-Star International Co., Ltd.	135,522
5,000	Ninestar Corp.	24,902
67,000	Pegatron Corp.	165,486
80,000	Quanta Computer, Inc.	251,256
148,769	Samsung Electronics Co., Ltd.	10,664,490
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	18,076
78,863	Wistron Corp.	87,788
2,000	Wiwynn Corp.	71,572
449,800	Xiaomi Corp., Class B*	1,565,901

		14,435,131

Textiles, Apparel & Luxury Goods (1.3%):
7,360	Alpargatas SA*	74,278
34,000	Anta Sports Products, Ltd.	800,505
116,000	Bosideng International Holdings, Ltd.	82,923
6,220	Eclat Textile Co., Ltd.	146,530
15,000	Feng Tay Enterprise Co., Ltd.	131,757

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,622	Fila Korea, Ltd.	$83,858
70,500	Li Ning Co., Ltd.	860,875
39	LPP SA*	131,706
167	Page Industries, Ltd.	66,389
83,000	Pou Chen Corp.	117,168
25,700	Shenzhou International Group	649,148
11,365	Titan Co., Ltd.	265,097

		3,410,234

Thrifts & Mortgage Finance (0.7%):
53,335	Housing Development Finance Corp., Ltd.	1,779,588

Tobacco (0.3%):
43,949	Eastern Co. SAE	33,257
84,526	ITC, Ltd.	230,621
3,423	KT&G Corp.	256,547
12,100	PT Gudang Garam Tbk*	36,897
3,856	RLX Technology, Inc., ADR*^	33,663
37,000	Smoore International Holdings, Ltd.	205,053

		796,038

Trading Companies & Distributors (0.1%):
8,010	Adani Enterprises, Ltd.*	162,660
7,500	BOC Aviation, Ltd.	63,272

		225,932

Transportation Infrastructure (0.6%):
13,889	Adani Ports & Special Economic Zone, Ltd.	131,647
127,300	Airports of Thailand Public Co., Ltd.	246,633
291,400	Bangkok Expressway & Metro	74,182
74,000	Beijing Capital International Airport Co., Ltd.*	49,085
31,993	CCR SA	86,525
47,228	China Merchants Port Holdings Co., Ltd.	68,982
80,000	COSCO SHIPPING Ports, Ltd.	62,443
6,907	Grupo Aeroportuario de Sur*	127,501
12,501	Grupo Aeroporturaio del Pacifico SAB de C.V.	133,075
36,180	International Container Terminal Services, Inc.	121,161
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	40,757
28,300	Malaysia Airports Holdings Berhad*	40,897
9,118	Promotora Y Operadora de Infraestructura SAB de CV	72,960
3,000	Shanghai International Air*	22,350
35,399	Shanghai International Port Group Co., Ltd.	26,137
35,000	Shenzhen International Holdings, Ltd.	48,387
54,000	Taiwan High Speed Rail Corp.	57,852
33,400	Westports Holding Berhad	33,881
42,000	Zhejiang Expressway Co., Ltd.	37,320

		1,481,775

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	70,433
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	75,209
92,000	Guangdong Investment, Ltd.	132,239

		277,881

Wireless Telecommunication Services (1.4%):
38,500	Advanced Info Service Public Co., Ltd.	205,615
1,040,266	America Movil SAB de C.V., Series L	782,967
91,800	Axiata Group Berhad	82,782
77,093	Bharti Airtel, Ltd.	545,486
100,300	DIGI.com Berhad	99,884
12,139	Etihad Etisalat Co.	107,309

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
58,000	Far EasTone Telecommunications Co., Ltd.	$134,342
1,005	Globe Telecom, Inc.	37,779
58,900	Intouch Holdings Public Co., Ltd.	119,529
92,900	Maxis Berhad	98,319
32,110	Mobile Telecommunications Co KSCP	62,794
14,942	Mobile TeleSystems PJSC, ADR	138,363
52,343	MTN Group, Ltd.*	378,423
2,760	PLDT, Inc.	73,132
1,214	SK Telecom Co., Ltd.	345,100
49,000	Taiwan Mobile Co., Ltd.	179,359
27,636	TIM SA	64,072
40,565	Turkcell Iletisim Hizmetleri AS	75,275
16,855	Vodacom Group, Ltd.^	152,048

		3,682,578

Total Common Stocks (Cost $154,543,518)		264,587,688

Preferred Stocks (1.5%):
Automobiles (0.1%):
1,265	Hyundai Motor Co., 2.69%, 6/29/20	129,229

Banks (0.6%):
157,689	Banco Bradesco SA, 0.67%, 1/3/20	815,840
147,576	Itau Unibanco Holding SA, 0.60%, 1/5/21	884,293

		1,700,133

Chemicals (0.0%†):
5,513	Braskem SA, Class A, 1.41%, 10/7/20*	66,014

Electric Utilities (0.0%†):
33,600	Cia Paranaense de Energia, Class B, 8.89%	40,064

Shares or Principal Amount		Value
Preferred Stocks, continued
Metals & Mining (0.1%):
37,024	Gerdau SA, 1.76%, 3/6/20	220,438

Multiline Retail (0.1%):
30,260	Lojas Americanas SA, 0.07%, 1/11/21	$131,306

Technology Hardware, Storage & Peripherals (0.6%):
25,838	Samsung Electronics Co., Ltd., 1.45%, 3/30/20	1,691,401

Total Preferred Stocks (Cost $3,057,468)		3,978,585

Foreign Bond (0.0%†):
Food Products (0.0%†):
$ 98,368	Britannia Industries, Ltd., 5.50%, 6/3/24+	1,313

Total Foreign Bond (Cost $1,349)		1,313

Short-Term Security Held as Collateral for Securities on Loan (0.9%): (0.9%):
2,328,074	BlackRock Liquidity FedFund, Institutional Class , 0.04%(a)(b)	2,328,074

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,328,074)		2,328,074

Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
800,769	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	800,769

Total Unaffiliated Investment Company (Cost $800,769)		800,769

Total Investment Securities (Cost $160,731,178)—100.7%		271,696,429
Net other assets (liabilities)—(0.7)%		(1,796,600)

Net Assets—100.0%		$269,899,829

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $2,207,389.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(b)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are $0 or round to less than $1.

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage

Argentina	— %†

Bermuda	0.1%

Brazil	5.2%

Cayman Islands	0.9%

Chile	0.4%

China	33.2%

Colombia	0.1%

Cyprus	0.1%

Czech Republic	0.1%

Egypt	0.1%

Greece	0.1%

Hong Kong	2.8%

Hungary	0.2%

India	9.8%

Indonesia	1.1%

Kuwait	0.5%

Luxembourg	0.1%

Malaysia	1.2%

Mexico	1.7%

Country	Percentage

Pakistan	— %†

Peru	— %†

Philippines	0.6%

Poland	0.7%

Qatar	0.6%

Republic of Korea (South)	13.2%

Romania	— %†

Russian Federation	3.2%

Saudi Arabia	2.8%

Singapore	— %†

South Africa	3.4%

Switzerland	0.1%

Taiwan, Province Of China	13.7%

Thailand	1.6%

Turkey	0.2%

United Arab Emirates	0.7%

United States	1.2%

US	0.3%

100.0%

†	Represents less than 0.05%.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/17/21	36	$2,456,640	$(8,633)

				$(8,633)

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$160,731,178

Investment securities, at value(a)	$271,696,429
Cash	980
Deposit at broker for futures contracts collateral	157,000
Interest and dividends receivable	675,920
Foreign currency, at value (cost $968,161)	964,092
Receivable for investments sold	8,000
Reclaims receivable	33,826
Prepaid expenses	11,468

Total Assets	273,547,715

Liabilities:
Payable for capital shares redeemed	94,807
Payable for collateral received on loaned securities	2,328,074
Payable for variation margin on futures contracts	19,765
Accrued foreign taxes	769,992
Manager fees payable	99,872
Administration fees payable	9,465
Distribution fees payable	51,771
Custodian fees payable	42,565
Administrative and compliance services fees payable	1,009
Transfer agent fees payable	4,434
Trustee fees payable	5,269
Other accrued liabilities	220,863

Total Liabilities	3,647,886

Net Assets	$269,899,829

Net Assets Consist of:
Paid in capital	$152,711,204
Total distributable earnings	117,188,625

Net Assets	$269,899,829

Class 1
Net Assets	$18,016,266
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,970,455
Net Asset Value (offering and redemption price per share)	$9.14

Class 2
Net Assets	$251,883,563
Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,569,305
Net Asset Value (offering and redemption price per share)	$9.14

(a)	Includes securities on loan of $2,207,389.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$2,867,100
Income from securities lending	9,956
Foreign withholding tax	(283,318)

Total Investment Income	2,593,738

Expenses:
Manager fees	1,144,034
Administration fees	24,180
Distribution fees — Class 2	313,953
Custodian fees	88,859
Administrative and compliance services fees	2,085
Transfer agent fees	6,148
Trustee fees	7,408
Professional fees	9,847
Shareholder reports	9,116
Other expenses	128,622

Total expenses before reductions	1,734,252
Less expenses voluntarily waived/reimbursed by the Manager	(538,368)

Net expenses	1,195,884

Net Investment Income/(Loss)	1,397,854

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	5,644,583
Net realized gains/(losses) on futures contracts	156,159
Net realized gains/(losses) on foreign taxes	(2,291)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	12,073,215
Change in net unrealized appreciation/depreciation on futures contracts	(69,557)
Change in net unrealized appreciation/depreciation on foreign taxes	(265,548)

Net realized and Change in net unrealized gains/losses on investments	17,536,561

Change in Net Assets Resulting From Operations	$18,934,415

See accompanying notes to the financial statements.

16

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$1,397,854	$2,818,801
Net realized gains/(losses) on investments	5,798,451	3,629,948
Change in unrealized appreciation/depreciation on investments	11,738,110	24,126,294

Change in net assets resulting from operations	18,934,415	30,575,043

Distributions to Shareholders:
Class 1	—	(1,141,511)
Class 2	—	(16,322,201)

Change in net assets resulting from distributions to shareholders	—	(17,463,712)

Capital Transactions:
Class 1
Proceeds from shares issued	3,165	40,336
Proceeds from dividends reinvested	—	1,141,512
Value of shares redeemed	(919,287)	(2,695,404)

Total Class 1 Shares	(916,122)	(1,513,556)

Class 2
Proceeds from shares issued	1,025,496	15,754,027
Proceeds from dividends reinvested	—	16,322,200
Value of shares redeemed	(26,293,919)	(92,767,343)

Total Class 2 Shares	(25,268,423)	(60,691,116)

Change in net assets resulting from capital transactions	(26,184,545)	(62,204,672)

Change in net assets	(7,250,130)	(49,093,341)
Net Assets:
Beginning of period	277,149,959	326,243,300

End of period	$269,899,829	$277,149,959

Share Transactions:
Class 1
Shares issued	351	5,758
Dividends reinvested	—	154,258
Shares redeemed	(102,711)	(380,214)

Total Class 1 Shares	(102,360)	(220,198)

Class 2
Shares issued	115,410	2,391,693
Dividends reinvested	—	2,205,703
Shares redeemed	(2,910,101)	(13,505,171)

Total Class 2 Shares	(2,794,691)	(8,907,775)

Change in shares	(2,897,051)	(9,127,973)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

17

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.54		$7.85	$6.99	$8.78	$6.60	$6.04

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.10 (a)	0.15 (a)	0.16	0.12	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.54		1.17	1.04	(1.50)	2.30	0.56

Total from Investment Activities	0.60		1.27	1.19	(1.34)	2.42	0.62

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.15)	(0.16)	(0.04)	(0.06)
Net Realized Gains	—		(0.29)	(0.18)	(0.29)	(0.20)	—

Total Dividends	—		(0.58)	(0.33)	(0.45)	(0.24)	(0.06)

Net Asset Value, End of Period	$9.14		$8.54	$7.85	$6.99	$8.78	$6.60

Total Return(b)	7.03	%(c)	17.26%	17.55%	(15.31)%	36.97%	10.21%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$18,016		$17,703	$17,995	$17,072	$22,883	$19,006
Net Investment Income/(Loss)(d)	1.27%		1.32%	1.97%	1.89%	1.56%	1.05%
Expenses Before Reductions(d)(e)	1.05%		1.17%	1.10%	1.03%	1.11%	1.41%
Expenses Net of Reductions(d)	0.65%		0.77%	0.70%	0.63%	0.71%	1.14%
Portfolio Turnover Rate(f)	4%		12%	25%	20%	19%	115%

Class 2

Net Asset Value, Beginning of Period	$8.54		$7.85	$6.99	$8.77	$6.60	$6.04

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.08 (a)	0.12 (a)	0.14	0.10	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		1.16	1.05	(1.49)	2.30	0.56

Total from Investment Activities	0.60		1.24	1.17	(1.35)	2.40	0.60

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.13)	(0.14)	(0.03)	(0.04)
Net Realized Gains	—		(0.29)	(0.18)	(0.29)	(0.20)	—

Total Dividends	—		(0.55)	(0.31)	(0.43)	(0.23)	(0.04)

Net Asset Value, End of Period	$9.14		$8.54	$7.85	$6.99	$8.77	$6.60

Total Return(b)	7.03	%(c)	16.92%	17.18%	(15.46)%	36.63%	9.89%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$251,884		$259,447	$308,248	$297,839	$351,886	$248,872
Net Investment Income/(Loss)(d)	1.02%		1.06%	1.65%	1.61%	1.35%	0.80%
Expenses Before Reductions(d)(e)	1.30%		1.42%	1.35%	1.28%	1.36%	1.64%
Expenses Net of Reductions(d)	0.90%		1.02%	0.95%	0.88%	0.96%	1.36%
Portfolio Turnover Rate(f)	4%		12%	25%	20%	19%	115%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services —Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $981 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,328,074 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $3.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$8,633

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	Unrealized depreciation on forward currency contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$156,159	$(69,557)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Emerging Markets Equity Index Fund Class 1	0.85%	0.85%
AZL MSCI Emerging Markets Equity Index Fund Class 2	0.85%	1.10%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.45% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

21

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$72,299,858	$192,287,830	$—	$264,587,688
Preferred Stocks+	2,157,955	1,820,630	—	3,978,585
Foreign Bond+	—	1,313	—	1,313
Short-Term Security Held as Collateral for Securities on Loan	2,328,074	—	—	2,328,074
Unaffiliated Investment Company	800,769	—	—	800,769

Total Investment Securities	77,586,656	194,109,773	—	271,696,429

Other Financial Instruments:*
Futures Contracts	(8,633)	—	—	(8,633)

Total Investments	$77,578,023	$194,109,773	$—	$271,687,796

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Emerging Markets Equity Index Fund	$11,312,877	$37,041,191

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

22

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $188,574,430. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$103,788,335
Unrealized (depreciation)	(12,778,725)

Net unrealized appreciation/(depreciation)	$91,009,610

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Emerging Markets Equity Index Fund	$8,339,630	$9,124,082	$17,463,712

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Accumulated Earnings/ (Deficit)

AZL MSCI Emerging Markets Equity Index Fund	$3,376,802	$4,359,675	$—	$90,517,733	$98,254,210

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

AZL MSCI Emerging Markets Equity Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077

	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927

	% of votes entitled to be cast	87.262%	3.107%	9.631%

24

FUND		FOR	AGAINST	ABSTAIN
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

25

FUND		FOR	AGAINST	ABSTAIN

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

27

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

28

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Special Joint Meeting of Shareholders Page 28

Other Information Page 31

Statement Regarding the Trust’s Liquidity Risk Management Program Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MSCI Global Equity Index Fund, Class 1**	$1,000.00	$1,021.00	$0.11	0.41%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$1,126.80	$3.48	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL MSCI Global Equity Index Fund, Class 1	$1,000.00	$1,022.76	$2.06	0.41%

AZL MSCI Global Equity Index Fund, Class 2	$1,000.00	$1,021.52	$3.31	0.66%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**

Information on this line is given for the stub period 6/21/2021 (commencement of operations for Class 1) through 6/30/2021. Expenses are equal to the average account value for the stub period multiplied by the Fund’s annualized expense ratio for the stub period multiplied by 10/365 to reflect the number of days included in the stub period.

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	22.0%

Financials	13.4

Health Care	12.5

Consumer Discretionary	11.9

Industrials	10.4

Communication Services	9.0

Consumer Staples	7.1

Materials	4.4

Energy	3.2

Real Estate	2.7

Utilities	2.7

Total Common Stocks and Preferred Stocks	99.3

Right	— †

Short-Term Security Held as Collateral for Securities on Loan	0.7

Unaffiliated Investment Company	0.5

Total Investment Securities	100.5

Net other assets (liabilities)	(0.5)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (1.4%):
5,436	Airbus SE*	$699,966
27,636	BAE Systems plc	199,769
5,119	Boeing Co. (The)*	1,226,308
2,614	CAE, Inc.*	80,525
29	Dassault Aviation SA	34,136
203	Elbit Systems, Ltd.	26,316
2,249	General Dynamics Corp.	423,397
407	HEICO Corp.	56,744
674	HEICO Corp., Class A	83,697
3,607	Howmet Aerospace, Inc.*	124,333
373	Huntington Ingalls Industries, Inc.	78,610
1,942	L3harris Technologies, Inc.	419,763
2,330	Lockheed Martin Corp.	881,556
493	MTU Aero Engines AG	122,136
1,464	Northrop Grumman Corp.	532,062
14,044	Raytheon Technologies Corp.	1,198,094
77,337	Rolls-Royce Holdings plc*	106,083
3,159	Safran SA	438,240
16,600	Singapore Technologies Engineering, Ltd.	47,917
429	Teledyne Technologies, Inc.*	179,678
2,091	Textron, Inc.	143,798
986	Thales SA	100,643
456	TransDigm Group, Inc.*	295,164

		7,498,935

Air Freight & Logistics (0.6%):
8,533	Bollore, Inc.	45,753
1,237	C.H. Robinson Worldwide, Inc.	115,870
9,162	Deutsche Post AG	623,316
1,565	Expeditors International of Washington, Inc.	198,129
2,274	FedEx Corp.	678,402
2,726	InPost SA*	54,761
3,000	SG Holdings Co., Ltd.	78,654
6,573	United Parcel Service, Inc., Class B	1,366,987
697	XPO Logistics, Inc.*	97,503
2,800	Yamato Holdings Co., Ltd.	79,632

		3,339,007

Airlines (0.1%):
990	Air Canada*	20,369
1,000	ANA Holdings, Inc.*	23,505
1,475	Delta Air Lines, Inc.*	63,808
3,993	Deutsche Lufthansa AG, Registered Shares*^	44,935
1,000	Japan Airlines Co., Ltd.*	21,638
12,749	Qantas Airways, Ltd.*	44,690
14,350	Singapore Airlines, Ltd.*	51,856
1,365	Southwest Airlines Co.*	72,468

		343,269

Auto Components (0.5%):
1,500	Aisin Sieki Co., Ltd.	64,124
2,496	Aptiv plc*	392,696
767	Autoliv, Inc.	74,982
2,209	BorgWarner, Inc.	107,225
5,300	Bridgestone Corp.^	241,092
1,566	Compagnie Generale des Establissements Michelin SCA, Class B	249,907
1,017	Continental AG	149,535
4,000	Denso Corp.	272,789

Shares		Value
Common Stocks, continued
Auto Components, continued
886	Faurecia SA	$43,509
198	Faurecia SE	9,686
1,000	Koito Manufacturing Co., Ltd.	62,175
556	Lear Corp.	97,456
2,639	Magna Internationl, Inc.	244,375
1,600	Stanley Electric Co., Ltd.	46,285
7,000	Sumitomo Electric Industries, Ltd.	103,238
1,400	Toyota Industries Corp.	121,073
2,122	Valeo SA	63,903
20,000	Xinyi Glass Holdings, Ltd.	81,529

		2,425,579

Automobiles (2.0%):
3,060	Bayerische Motoren Werke AG (BMW)	324,124
7,739	Daimler AG, Registered Shares	691,244
1,165	Ferrari NV	240,456
36,118	Ford Motor Co.*	536,713
11,986	General Motors Co.*	709,212
15,100	Honda Motor Co., Ltd.	484,164
5,100	Isuzu Motors, Ltd.	67,654
5,800	Mazda Motor Corp.*	54,485
21,500	Nissan Motor Co., Ltd.*	106,662
1,777	Renault SA*	71,834
12,664	Stellantis NV	249,826
6,079	Stellantis NV	119,241
5,700	Subaru Corp.	112,417
3,400	Suzuki Motor Corp.	143,828
7,072	Tesla, Inc.*	4,806,838
19,400	Toyota Motor Corp.	1,693,802
300	Volkswagen AG	98,466
2,600	Yamaha Motor Co., Ltd.	70,653

		10,581,619

Banks (6.0%):
4,057	ABN AMRO Group NV*	48,968
25,569	Australia & New Zealand Banking Group, Ltd.	538,494
59,192	Banco Bilbao Vizcaya Argentaria SA	368,210
160,270	Banco Santander SA	610,984
10,495	Bank Hapoalim BM*	84,338
13,428	Bank Leumi Le-Israel Corp.*	102,127
71,433	Bank of America Corp.	2,945,183
24,800	Bank of East Asia, Ltd. (The)	45,976
5,979	Bank of Montreal	612,951
11,205	Bank of Nova Scotia	728,858
221	Banque Cantonale Vaudois, Registered Shares	19,856
160,457	Barclays plc	380,507
10,396	BNP Paribas SA	650,961
34,000	BOC Hong Kong Holdings, Ltd.	115,249
41,086	CaixaBank SA	126,233
4,139	Canadian Imperial Bank of Commerce	471,240
7,300	Chiba Bank, Ltd. (The)	43,950
19,244	Citigroup, Inc.	1,361,513
3,929	Citizens Financial Group, Inc.	180,223
9,260	Commerzbank AG*	65,692
16,397	Commonwealth Bank of Australia	1,225,972
8,400	Concordia Financial Group, Ltd.	30,658
10,783	Credit Agricole SA	150,894
6,375	Danske Bank A/S	112,090

See accompanying notes to the financial statements.

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
16,600	DBS Group Holdings, Ltd.	$368,452
8,598	DNB ASA	187,357
2,582	Erste Group Bank AG	94,637
6,588	Fifth Third Bancorp	251,859
3,510	Finecobank Banca Fineco SpA*	61,328
1,610	First Republic Bank	301,344
7,100	Hang Seng Bank, Ltd.	141,749
188,257	HSBC Holdings plc	1,086,242
13,637	Huntington Bancshares, Inc.	194,600
34,876	ING Groep NV	461,342
152,647	Intesa Sanpaolo SpA	421,263
7,605	Isreal Discount Bank*	36,257
4,700	Japan Post Bank Co., Ltd.	39,373
27,995	JPMorgan Chase & Co.	4,354,342
2,311	KBC Group NV	176,015
8,954	KeyCorp	184,900
654,913	Lloyds Banking Group plc	423,611
1,189	M&T Bank Corp.	172,774
5,740	Mediobanca SpA*	66,982
113,000	Mitsubishi UFJ Financial Group, Inc.	610,097
1,433	Mizrahi Tefahot Bank, Ltd.*	44,176
22,250	Mizuho Financial Group, Inc.	313,559
30,474	National Australia Bank, Ltd.	598,010
3,113	National Bank of Canada	233,010
45,008	Natwest Group plc	126,450
29,945	Nordea Bank AB	333,288
31,000	Oversea-Chinese Banking Corp., Ltd.	275,766
3,916	PNC Financial Services Group, Inc. (The)	747,016
1,417	Raiffeisen International Bank-Holding AG	32,058
8,879	Regions Financial Corp.	179,178
19,700	Resona Holdings, Inc.	75,531
13,006	Royal Bank of Canada	1,317,915
4,800	Shizuoka Bank, Ltd. (The)	36,978
15,042	Skandinaviska Enskilda Banken AB, Class A	194,245
7,493	Societe Generale	220,618
24,795	Standard Chartered plc	157,960
11,600	Sumitomo Mitsui Financial Group, Inc.	399,265
3,100	Sumitomo Mitsui Trust Holdings, Inc.	98,132
480	SVB Financial Group*	267,086
13,481	Svenska Handelsbanken AB, Class A	152,080
8,370	Swedbank AB, Class A	155,680
16,560	Toronto-Dominion Bank (The)	1,160,696
12,451	Truist Financial Corp.	691,031
13,189	U.S. Bancorp	751,377
19,644	Unicredit SpA	231,473
10,804	United Overseas Bank, Ltd.	207,812
37,868	Wells Fargo & Co.	1,715,042
33,907	Westpac Banking Corp.	653,257

		32,024,340

Beverages (1.6%):
7,042	Anheuser-Busch InBev NV	507,063
4,200	Asahi Breweries, Ltd.^	196,198
84	Boston Beer Co., Inc. (The), Class A*	85,747
2,860	Brown-Forman Corp., Class B	214,328
18,500	Budweiser Brewing Co. APAC, Ltd.	58,232
952	Carlsberg A/S, Class B	177,753
37,548	Coca-Cola Co. (The)	2,031,722

Shares		Value
Common Stocks, continued
Beverages, continued
810	Coca-Cola Europacific Partners plc	$48,049
1,082	Coca-Cola European Partners plc	63,563
1,242	Coca-Cola HBC AG	44,911
1,571	Constellation Brands, Inc., Class C	367,441
4,937	David Campari-Milano NV	66,214
21,298	Diageo plc	1,020,532
1,065	Heineken Holding NV	107,280
2,396	Heineken NV	290,430
400	ITO EN, Ltd.	23,726
6,503	Keurig Dr Pepper, Inc.	229,166
7,600	Kirin Holdings Co., Ltd.^	148,164
1,759	Molson Coors Brewing Co., Class B*	94,441
3,661	Monster Beverage Corp.*	334,432
12,643	PepsiCo, Inc.	1,873,313
1,936	Pernod Ricard SA	429,660
236	Remy Cointreau SA	48,739
1,500	Suntory Beverage & Food, Ltd.^	56,305
6,668	Treasury Wine Estates, Ltd.	58,384

		8,575,793

Biotechnology (1.7%):
16,181	AbbVie, Inc.	1,822,628
2,042	Alexion Pharmaceuticals, Inc.*	375,136
1,081	Alnylam Pharmaceuticals, Inc.*	183,251
5,338	Amgen, Inc.	1,301,137
424	Argenx SE*	127,718
1,408	Biogen, Inc.*	487,548
1,680	BioMarin Pharmaceutical, Inc.*	140,179
4,205	CSL, Ltd.	899,385
1,563	Exact Sciences Corp.*	194,297
606	Genmab A/S*	247,214
11,614	Gilead Sciences, Inc.	799,740
2,757	Grifols SA^	74,683
1,727	Incyte Corp.*	145,293
2,854	Moderna, Inc.*	670,633
868	Neurocrine Biosciences, Inc.*	84,474
649	Novavax, Inc.*^	137,789
700	Peptidream, Inc.*	34,332
943	Regeneron Pharmaceuticals, Inc.*	526,703
1,256	Seagen, Inc.*	198,297
2,403	Verizon Communications, Inc.*	484,517

		8,934,954

Building Products (0.7%):
1,255	A.O. Smith Corp.	90,435
1,800	AGC, Inc.^	75,567
548	Allegion plc	76,337
291	Allegion plc	40,536
8,764	ASSA Abloy AB, Class B	264,127
7,632	Carrier Global Corp.	370,915
4,443	Compagnie de Saint-Gobain SA	292,905
2,300	Daikin Industries, Ltd.	428,205
1,282	Fortune Brands Home & Security, Inc.	127,700
342	Geberit AG, Registered Shares	256,696
6,657	Johnson Controls International plc	456,870
1,427	Kingspan Group plc	134,777
314	Lennox International, Inc.	110,151
2,500	Lixil Corp.	64,636

See accompanying notes to the financial statements.

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
2,377	Masco Corp.	$140,029
13,176	Nibe Industrier AB, Class B	138,728
970	Owens Corning	94,963
106	ROCKWOOL International A/S, Class B	51,736
1,300	TOTO, Ltd.	67,262
2,204	Trane Technologies plc	405,845

		3,688,420

Capital Markets (3.0%):
8,994	3i Group plc	146,171
1,079	Ameriprise Financial, Inc.	268,542
672	Amundi SA	59,197
1,608	Apollo Global Management, Inc.	100,018
1,789	ASX, Ltd.	104,264
7,716	Bank of New York Mellon Corp. (The)	395,291
1,410	BlackRock, Inc., Class A+	1,233,708
6,321	Blackstone Group, Inc. (The), Class A	614,022
11,859	Brookfield Asset Management, Inc., Class A	605,102
1,473	Carlyle Group, Inc. (The)	68,465
861	Cboe Global Markets, Inc.	102,502
13,332	Charles Schwab Corp. (The)	970,703
3,245	CME Group, Inc.	690,147
22,623	Credit Suisse Group AG	236,841
13,400	Daiwa Securities Group, Inc.	73,345
19,102	Deutsche Bank AG, Registered Shares*	248,800
1,756	Deutsche Boerse AG	306,475
2,202	EQT AB	79,981
351	FactSet Research Systems, Inc.	117,799
2,803	Franklin Resources, Inc.	89,668
469	Futu Holdings, Ltd., ADR*	83,993
3,151	Goldman Sachs Group, Inc. (The)	1,195,899
3,288	Hargreaves Lansdown plc	72,306
6,600	Hong Kong Exchanges & Clearing, Ltd.	393,411
979	IGM Financial, Inc.	34,566
5,192	Intercontinental Exchange, Inc.	616,290
3,607	Invesco, Ltd.	96,415
4,700	Japan Exchange Group, Inc.	104,482
2,069	Julius Baer Group, Ltd.	134,978
4,796	KKR & Co., Inc., Class A	284,115
3,001	London Stock Exchange Group plc	330,958
3,177	Macquarie Group, Ltd.	372,550
1,274	Magellan Financial Group, Ltd.	51,466
351	MarketAxess Holdings, Inc.	162,720
1,556	Moody’s Corp.	563,848
13,046	Morgan Stanley	1,196,188
763	MSCI, Inc., Class A	406,740
1,066	Nasdaq, Inc.	187,403
9,636	Natixis	45,685
28,400	Nomura Holdings, Inc.	144,283
1,829	Northern Trust Corp.	211,469
210	Partners Group Holding AG	318,334
1,146	Raymond James Financial, Inc.	148,865
2,185	S&P Global, Inc.	896,833
2,400	SBI Holdings, Inc.	56,756
1,149	Schroders plc	55,899
1,127	SEI Investments Co.	69,840
3,200	Singapore Exchange, Ltd.	26,645
4,974	St. James Place plc	101,777

Shares		Value
Common Stocks, continued
Capital Markets, continued
3,251	State Street Corp.	$267,492
2,107	T. Rowe Price Group, Inc.	417,123
521	TMX Group, Ltd.	55,043
940	Tradeweb Markets, Inc., Class A	79,486
32,863	UBS Group AG	503,317

		16,198,216

Chemicals (2.2%):
4,290	Air Liquide SA	751,620
2,045	Air Products & Chemicals, Inc.	588,306
1,761	Akzo Nobel NV	217,590
1,078	Albemarle Corp.	181,600
577	Arkema SA	72,435
11,600	Asahi Kasei Corp.	127,046
8,489	BASF SE	668,869
1,055	Celanese Corp.	159,938
1,978	CF Industries Holdings, Inc.	101,768
801	Christian Hansen Holding A/S	72,314
2,080	Clariant AG	41,381
6,877	Corteva, Inc.	304,995
1,786	Covestro AG	115,351
1,289	Croda International plc	131,464
6,626	Dow, Inc.	419,293
4,973	DuPont de Nemours, Inc.	384,960
1,256	Eastman Chemical Co.	146,638
2,374	Ecolab, Inc.	488,973
31	EMS-Chemie Holding AG	30,468
1,938	Evonik Industries AG	64,980
1,196	FMC Corp.	129,407
862	Fuchs Petrolub AG	41,979
85	Givaudan SA, Registered Shares	395,446
6,835	ICL Group, Ltd.	46,423
2,299	International Flavors & Fragrances, Inc.	343,471
1,789	Johnson Matthey plc	76,149
1,900	JSR Corp.	57,450
1,300	Kansai Paint Co., Ltd.	33,120
1,593	Koninklijke DSM NV	297,362
803	Lanxess AG	55,058
4,837	Linde plc	1,398,377
2,471	LyondellBasell Industries NV, Class A	254,192
11,800	Mitsubishi Chemical Holdings Corp.	98,921
2,000	Mitsubishi Gas Chemical Co., Inc.	42,396
1,700	Mitsui Chemicals, Inc.	58,537
3,329	Mosaic Co. (The)	106,228
6,600	Nippon Paint Holdings Co., Ltd.^	89,545
1,100	Nippon Sanso Holdings Corp.	22,539
1,300	Nissan Chemical Corp.	63,634
1,400	Nitto Denko Corp.	104,429
1,924	Novozymes A/S, Class B	145,222
5,262	Nutrien, Ltd.	318,887
2,876	Orica, Ltd.	28,651
2,189	PPG Industries, Inc.	371,627
1,202	RPM International, Inc.	106,593
2,360	Sherwin Williams Co.	642,982
3,300	Shin-Etsu Chemical Co., Ltd.	551,651
1,310	Sika AG	428,465
685	Solvay SA	87,202
13,800	Sumitomo Chemical Co., Ltd.	72,979

See accompanying notes to the financial statements.

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
1,189	Symrise AG	$165,734
12,800	Toray Industries, Inc.	84,883
2,700	Tosoh Corp.	46,549
1,822	Umicore SA	111,368
1,611	Yara International ASA	84,894

		12,032,339

Commercial Services & Supplies (0.5%):
13,588	Brambles, Ltd.	116,537
874	Cintas Corp.	333,868
1,966	Copart, Inc.*	259,178
1,800	Dai Nippon Printing Co., Ltd.	38,046
2,279	Edenred	129,879
1,558	GFL Environmental, Inc.	49,805
17,139	Rentokil Initial plc	117,398
2,063	Republic Services, Inc., Class A	226,951
1,016	Ritchie Bros Auctioneers, Inc.	60,243
2,075	Rollins, Inc.	70,965
1,900	SECOM Co., Ltd.	144,394
3,081	Securitas AB, Class B	48,679
300	Sohgo Security Services Co., Ltd.	13,662
2,800	TOPPAN, INC.	44,982
2,424	Waste Connections, Inc.	289,498
3,911	Waste Management, Inc.	547,970

		2,492,055

Communications Equipment (0.7%):
529	Arista Networks, Inc.*	191,662
39,020	Cisco Systems, Inc.	2,068,060
570	F5 Networks, Inc.*	106,396
3,033	Juniper Networks, Inc.	82,953
1,562	Motorola Solutions, Inc.	338,720
46,779	Nokia OYJ*	250,476
899	Palo Alto Networks, Inc.*	333,574
26,977	Telefonaktiebolaget LM Ericsson, Class B	339,337

		3,711,178

Construction & Engineering (0.3%):
2,267	ACS Actividades de Construccion y Servicios SA^	60,709
2,111	Bouygues SA	78,135
770	Eiffage SA	78,369
4,440	Ferrovial SA	130,323
1,202	Jacobs Engineering Group, Inc.	160,371
4,400	Kajima Corp.	55,715
4,900	Obayashi Corp.	38,913
5,900	Shimizu Corp.	45,185
3,144	Skanska AB, Class B	83,473
1,900	Taisei Corp.	62,195
4,920	Vinci SA	525,294
1,051	WSP Global, Inc.	122,704

		1,441,386

Construction Materials (0.2%):
7,256	CRH plc	368,108
1,375	HeidelbergCement AG	117,957
4,839	Holcim, Ltd.	290,401
4,105	James Hardie Industries SE	139,393
576	Martin Marietta Materials, Inc.	202,642
1,225	Vulcan Materials Co.	213,236

		1,331,737

Shares		Value
Common Stocks, continued
Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.	$5,663
3,145	Ally Financial, Inc.	156,747
6,329	American Express Co.	1,045,741
4,142	Capital One Financial Corp.	640,726
2,835	Discover Financial Services	335,352
1	Isracard, Ltd.*	2
5,397	Synchrony Financial	261,862

		2,446,093

Containers & Packaging (0.3%):
14,437	Amcor plc	165,448
768	Avery Dennison Corp.	161,464
2,818	Ball Corp.	228,314
1,393	CCL Industries, Inc.	76,731
1,246	Crown Holdings, Inc.	127,354
3,452	International Paper Co.	211,642
876	Packaging Corp. of America	118,628
1,432	Sealed Air Corp.	84,846
2,265	Smurfit Kappa Group plc	122,868
2,436	WestRock Co.	129,644

		1,426,939

Distributors (0.1%):
1,335	Genuine Parts Co.	168,837
2,665	LKQ Corp.*	131,171
372	Pool Corp.	170,622

		470,630

Diversified Financial Services (0.9%):
12,614	Berkshire Hathaway, Inc., Class B*	3,505,683
3,622	Equitable Holdings, Inc.	110,290
414	Eurazeo Se	36,053
1,002	EXOR NV	80,189
1,044	Groupe Bruxelles Lambert SA	116,757
678	Industrivarden AB, Class A	26,384
1,476	Industrivarden AB, Class C	54,041
16,839	Investor AB, Class B*	388,033
2,236	Kinnevik AB, Class B	89,551
798	L E Lundbergforetagen AB	51,511
24,030	M&G plc	76,220
4,100	Mitsubishi HC Capital, Inc.	21,886
755	Onex Corp.	54,831
11,300	ORIX Corp.	190,166
142	Sofina SA	61,271
20,261	Standard Life Aberdeen plc	75,962
200	Tokyo Century Corp.	10,744
1,180	Voya Financial, Inc.	72,570
309	Wendel	41,514

		5,063,656

Diversified Telecommunication Services (1.4%):
65,915	AT&T, Inc.	1,897,034
692	BCE, Inc.	34,131
82,494	BT Group plc*	221,522
4,709	Cellnex Telecom SAU	299,943
30,805	Deutsche Telekom AG, Registered Shares	651,167
1,315	Elisa OYJ	78,453
36,000	HKT Trust & HKT, Ltd.	49,057
104	Iliad SA	15,242

See accompanying notes to the financial statements.

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
4,375	Infrastrutture Wireless Italiane SpA	$49,459
31,076	Koninklijke KPN NV	97,072
8,617	Lumen Technologies, Inc.	117,105
11,900	Nippon Telegraph & Telephone Corp.	310,019
18,439	Orange SA	210,247
1,146	Proximus SADP^	22,140
76,300	Singapore Telecommunications, Ltd.	129,967
17,116	Spark New Zealand, Ltd.	57,397
239	Swisscom AG, Registered Shares	136,505
92,093	Telecom Italia SpA	45,755
48,285	Telecom Italia SpA	25,586
13,426	Telefonica Deutschland Holding AG	35,425
48,269	Telefonica SA	225,514
6,467	Telenor ASA^	109,172
24,569	Telia Co AB	109,096
38,473	Telstra Corp., Ltd.	108,483
3,956	TELUS Corp.	88,734
1,131	United Internet AG, Registered Shares	46,247
37,967	Verizon Communications, Inc.	2,127,291

		7,297,763

Electric Utilities (1.6%):
2,033	Alliant Energy Corp.	113,360
4,590	American Electric Power Co., Inc.	388,268
26,692	AusNet Services	34,956
6,000	Chubu Electric Power Co., Inc.	73,133
7,000	CK Infrastructure Holdings, Ltd.	41,744
15,000	CLP Holdings, Ltd.	148,265
7,104	Duke Energy Corp.	701,307
3,506	Edison International	202,717
25,657	EDP - Energias de Portugal SA	136,079
4,298	Electricite de France	58,676
226	Elia Group SA/NV	23,843
2,325	Emera, Inc.	105,501
3,072	Endesa SA^	74,515
75,172	Enel SpA	698,360
1,851	Entergy Corp.	184,545
2,096	Evergy, Inc.	126,661
3,170	Eversource Energy	254,361
9,024	Exelon Corp.	399,853
5,021	FirstEnergy Corp.	186,831
4,314	Fortis, Inc.	190,987
4,105	Fortum OYJ	113,203
33,000	HK Electric Investments, Ltd.	33,450
3,038	Hydro One, Ltd.	73,437
53,388	Iberdrola SA	650,477
6,500	Kansai Electric Power Co., Inc. (The)	61,790
4,873	Mercury NZ, Ltd.	22,707
18,114	NextEra Energy, Inc.	1,327,394
1,748	Orsted A/S	245,951
13,758	PG&E Corp.*	139,919
1,042	Pinnacle West Capital Corp.	85,413
13,000	Power Assets Holdings, Ltd.	79,785
7,107	PPL Corp.	198,783
1,850	Red Electrica Corp SA^	34,331
9,632	Scottish & Southern Energy plc	200,073
3,694	Siemens Energy AG*	111,362
9,766	Southern Co. (The)	590,941

Shares		Value
Common Stocks, continued
Electric Utilities, continued
13,004	Terna SpA	$96,879
5,100	Tohoku Electric Power Co., Inc.	39,939
14,900	Tokyo Electric Power Co. Holdings, Inc.*	44,253
685	Verbund AG, Class A	63,048
4,969	Xcel Energy, Inc.	327,358

		8,684,455

Electrical Equipment (1.0%):
16,031	ABB, Ltd.	544,311
2,131	AMETEK, Inc.	284,489
1,327	Ballard Power Systems, Inc.*	24,069
3,568	Eaton Corp. plc	528,706
5,546	Emerson Electric Co.	533,747
1,133	Enphase Energy, Inc.*	208,053
1,200	Fuji Electric Co., Ltd.	56,041
581	Generac Holdings, Inc.*	241,202
2,472	Legrand SA	261,763
44,902	Melrose Industries plc	96,602
16,900	Mitsubishi Electric Corp.	244,887
4,100	Nidec Corp.	474,927
4,644	Plug Power, Inc.*^	158,778
2,354	Prysmian SpA	84,421
1,074	Rockwell Automation, Inc.	307,185
4,979	Schneider Electric SA	783,672
1,457	Sensata Technologies Holding plc*	84,462
2,219	Siemens Gamesa Renewable Energy	74,074
1,592	Sunrun, Inc.*	88,802
9,334	Vestas Wind Systems A/S	365,827

		5,446,018

Electronic Equipment, Instruments & Components (1.0%):
5,538	Amphenol Corp., Class A	378,855
690	Arrow Electronics, Inc.*	78,543
800	Azbil Corp.	33,152
1,229	CDW Corp.	214,645
1,627	Cognex Corp.	136,749
7,102	Corning, Inc.	290,472
3,509	Halma plc	130,776
1,300	Hamamatsu Photonics KK	78,385
18,208	Hexagon AB, Class B	270,013
205	Hirose Electric Co., Ltd.	29,978
8,900	Hitachi, Ltd.	509,423
1,200	Ibiden Co., Ltd.	64,628
346	IPG Photonics Corp.*	72,926
1,800	Keyence Corp.	908,121
1,720	Keysight Technologies, Inc.*	265,585
3,000	Kyocera Corp.	185,412
5,000	Murata Manufacturing Co., Ltd.	381,602
1,700	Omron Corp.	134,759
2,200	Shimadzu Corp.	85,028
1,200	TDK Corp.	145,816
3,058	TE Connectivity, Ltd.	413,472
2,312	Trimble, Inc.*	189,191
3,200	Venture Corp., Ltd.	45,789
2,200	Yaskawa Electric Corp.	107,476
2,800	Yokogawa Electric Corp.	41,499
463	Zebra Technologies Corp., Class A*	245,154

		5,437,449

See accompanying notes to the financial statements.

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.2%):
6,737	Baker Hughes Co.	$154,075
8,213	Halliburton Co.	189,885
12,923	Schlumberger, Ltd.	413,665
4,403	Tenaris SA	48,208

		805,833

Entertainment (1.5%):
7,161	Activision Blizzard, Inc.	683,446
1,200	Capcom Co., Ltd.	35,121
2,658	Electronic Arts, Inc.	382,300
2,519	Embracer Group AB*	68,179
390	Koei Tecmo Holdings Co., Ltd.	19,038
900	Konami Holdings Corp.	54,013
1,787	Liberty Media Corp-Liberty Formula One, Class C*	86,151
1,505	Live Nation Entertainment, Inc.*	131,823
4,093	Netflix, Inc.*	2,161,963
4,500	Nexon Co., Ltd.	100,335
1,000	Nintendo Co., Ltd.	581,919
196	Sea, Ltd., ADR*	53,822
1,000	Square Enix Holdings Co., Ltd.	49,620
974	Take-Two Interactive Software, Inc.*	172,417
1,200	Toho Co., Ltd.	49,465
856	UbiSoft Entertainment SA*	59,927
6,577	Vivendi Universal SA	220,948
16,688	Walt Disney Co. (The)*	2,933,250

		7,843,737

Equity Real Estate Investment Trusts (2.1%):
1,200	Alexandria Real Estate Equities, Inc.	218,328
4,047	American Tower Corp.	1,093,257
29,744	Ascendas Real Estate Investment Trust	65,380
1,290	AvalonBay Communities, Inc.	269,210
1,367	Boston Properties, Inc.	156,645
8,137	British Land Co. plc	55,783
902	Camden Property Trust	119,668
815	Canadian Apartment Properties REIT	38,218
45,132	CapitaLand Mall Trust	70,147
316	Covivio	27,031
3,986	Crown Castle International Corp.	777,669
18	Daiwahouse Residential Investment Corp.	53,078
10,038	Dexus	80,008
2,589	Digital Realty Trust, Inc.	389,541
3,455	Duke Realty Corp.	163,594
804	Equinix, Inc.	645,290
1,394	Equity Lifestyle Properties, Inc.	103,588
3,272	Equity Residential	251,944
601	Essex Property Trust, Inc.	180,306
1,214	Extra Space Storage, Inc.	198,877
424	Gecina SA	64,973
43	GLP J-REIT	74,195
15,367	Goodman Group	242,751
18,004	GPT Group	65,919
4,979	Healthpeak Properties, Inc.	165,751
6,519	Host Hotels & Resorts, Inc.*	111,410
5,243	Invitation Homes, Inc.	195,511
2,666	Iron Mountain, Inc.	112,825
68	Japan Metropolitan Fund Invest	73,690
12	Japan Real Estate Investment Corp.	73,773

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,908	Klepierre	$49,181
6,510	Land Securities Group plc	60,904
19,200	Link REIT (The)	185,769
15,400	Mapletree Commercial Trust	24,775
37,470	Mapletree Logistics Trust	57,217
5,344	Medical Properties Trust, Inc.	107,414
1,057	Mid-America Apartment Communities, Inc.	178,020
36,393	Mirvac Group	79,314
14	Nippon Building Fund, Inc.	87,330
20	Nippon Prologis REIT, Inc.	63,654
39	Nomura Real Estate Master Fund, Inc.	62,522
2,142	Omega Healthcare Investors, Inc.	77,733
25	Orix JREIT, Inc.	48,108
6,705	Prologis, Inc.	801,449
1,455	Public Storage, Inc.	437,504
3,451	Realty Income Corp.	230,320
1,170	Regency Centers Corp.	74,962
1,955	RioCan REIT	34,828
960	SBA Communications Corp.	305,952
47,972	Scentre Group	98,093
11,013	SERGO plc	166,829
3,036	Simon Property Group, Inc.	396,137
22,062	Stockland	77,493
995	Sun Communities, Inc.	170,543
2,743	UDR, Inc.	134,352
1,152	Unibail-Rodamco-Westfield*	99,768
24	United Urban Investment Corp.	34,714
3,463	Ventas, Inc.	197,737
2,117	VEREIT, Inc.	97,234
4,960	VICI Properties, Inc.	153,859
24,703	Vicinity Centres	28,499
1,503	Vornado Realty Trust	70,145
3,858	Welltower, Inc.	320,600
6,911	Weyerhaeuser Co.	237,877
1,621	WP Carey, Inc.	120,959

		11,510,155

Food & Staples Retailing (1.5%):
6,000	AEON Co., Ltd.	161,175
7,812	Alimentation Couche-Tard, Inc.	287,104
5,668	Carrefour SA^	111,478
12,329	Coles Group, Ltd.	158,023
750	Colruyt SA	41,939
300	Cosmos Pharmaceutical Corp.	44,029
4,094	Costco Wholesale Corp.	1,619,873
1,563	Empire Co., Ltd., Class A	49,309
11,695	Endeavour Group, Ltd.*	55,156
686	ICA Gruppen AB	31,938
15,420	J Sainsbury plc	58,005
2,416	Jeronimo Martins SGPS SA	44,063
2,524	Kesko OYJ, Class B	93,225
1,000	Kobe Bussan Co., Ltd.	31,500
9,665	Koninklijke Ahold Delhaize NV	287,326
6,685	Kroger Co. (The)	256,102
200	LAWSON, Inc.	9,253
1,605	Loblaw Cos., Ltd.	98,794
2,293	Metro, Inc.	109,951
7,000	Seven & I Holdings Co., Ltd.	333,728

See accompanying notes to the financial statements.

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
4,717	Sysco Corp.	$366,747
71,460	Tesco plc	220,563
300	Tsuruha Holdings, Inc.	34,731
6,788	Walgreens Boots Alliance, Inc.	357,117
14,267	Walmart, Inc.	2,011,932
1,300	Welcia Holdings Co., Ltd.	42,474
10,479	Wesfarmers, Ltd.	464,149
705	Weston (George), Ltd.	67,206
22,272	William Morrison Supermarkets plc	76,002
11,695	Woolworths Group, Ltd.	333,957

		7,856,849

Food Products (1.6%):
4,311	A2 Milk Co., Ltd.*	19,398
4,300	Ajinomoto Co., Inc.	111,621
5,161	Archer-Daniels-Midland Co.	312,757
3,293	Associated British Foods plc	101,083
33	Barry Callebaut AG, Registered Shares	76,698
1,295	Bunge, Ltd.	101,204
1,820	Campbell Soup Co.	82,974
1	Chocoladefabriken Lindt & Spruengli AG	104,756
4,516	Conagra Brands, Inc.	164,292
6,029	Danone SA	424,559
5,651	General Mills, Inc.	344,315
1,354	Hershey Co. (The)	235,840
2,745	Hormel Foods Corp.	131,074
476	JDE Peet’s NV*	17,270
1,013	JM Smucker Co. (The)	131,254
2,384	Kellogg Co.	153,363
1,470	Kerry Group plc, Class A	205,298
1,300	Kikkoman Corp.	85,745
6,218	Kraft Heinz Co. (The)	253,570
1,353	Lamb Weston Holdings, Inc.	109,133
10	Lindt & Spruengli AG	99,477
2,301	McCormick & Co.	203,224
1,200	Meiji Holdings Co., Ltd.	71,830
13,051	Mondelez International, Inc., Class A	814,904
4,062	Mowi ASA	103,378
26,628	Nestle SA, Registered Shares	3,317,024
1,000	NH Foods, Ltd.	38,879
2,500	Nisshin Seifun Group, Inc.	36,565
700	Nissin Foods Holdings Co., Ltd.	50,410
5,748	Orkla ASA, Class A	58,580
2,279	Saputo, Inc.	67,980
700	Toyo Suisan Kaisha, Ltd.	26,938
2,724	Tyson Foods, Inc., Class A	200,922
88,500	WH Group, Ltd.	79,564
18,000	Wilmar International, Ltd.	60,341
1,400	Yakult Honsha Co., Ltd.	79,258

		8,475,478

Gas Utilities (0.1%):
3,274	AltaGas, Ltd.	68,734
10,905	APA Group	72,642
1,185	Atmos Energy Corp.	113,890
2,688	Gas Natural SDG SA	69,109
103,117	Hong Kong & China Gas Co., Ltd.	160,172
3,600	Osaka Gas Co., Ltd.	66,712

Shares		Value
Common Stocks, continued
Gas Utilities, continued
1,100	Toho Gas Co., Ltd.	$53,860
3,500	Tokyo Gas Co., Ltd.	65,791
1,928	UGI Corp.	89,286

		760,196

Health Care Equipment & Supplies (3.1%):
16,373	Abbott Laboratories	1,898,122
418	ABIOMED, Inc.*	130,462
4,618	Alcon, Inc.	323,564
692	Align Technology, Inc.*	422,812
1,548	Ambu A/S, Class B	59,504
1,400	Asahi Intecc Co., Ltd.	33,463
4,668	Baxter International, Inc.	375,774
2,685	Becton Dickinson & Co.	652,965
468	BioMerieux	54,388
12,738	Boston Scientific Corp.*	544,677
372	Carl Zeiss Meditec AG	71,876
608	Cochlear, Ltd.	114,771
1,098	Coloplast A/S, Class B	180,284
454	Cooper Cos., Inc. (The)	179,907
5,924	Danaher Corp.	1,589,765
1,001	Demant A/S*	56,515
2,020	Dentsply Sirona, Inc.	127,785
889	DexCom, Inc.*	379,603
233	DiaSorin SpA	44,072
5,772	Edwards Lifesciences Corp.*	597,806
2,637	EssilorLuxottica SA	486,856
5,327	Fisher & Paykel Healthcare Corp., Ltd.	115,837
1,183	GN Store Nord A/S	103,608
2,381	Hologic, Inc.*	158,860
3,400	HOYA Corp.	450,693
790	IDEXX Laboratories, Inc.*	498,925
555	Insulet Corp.*	152,353
1,088	Intuitive Surgical, Inc.*	1,000,568
8,420	Koninklijke Philips NV	417,365
485	Masimo Corp.*	117,588
12,454	Medtronic plc	1,545,915
852	Novocure, Ltd.*	188,991
10,800	Olympus Corp.	214,598
1,345	ResMed, Inc.	331,570
242	Sartorius AG	125,956
2,484	Siemens Healthineers AG	152,305
8,107	Smith & Nephew plc	175,661
509	Sonova Holding AG, Registered Shares	191,589
921	Steris plc	190,002
86	Straumann Holding AG, Registered Shares	137,172
3,129	Stryker Corp.	812,695
1,500	Sysmex Corp.	177,191
432	Teleflex, Inc.	173,573
5,600	Terumo Corp.	226,873
685	West Pharmaceutical Services, Inc.	245,984
1,921	Zimmer Biomet Holdings, Inc.	308,935

		16,539,778

Health Care Providers & Services (1.8%):
1,419	AmerisourceBergen Corp.	162,461
1,340	Amplifon SpA	66,319
2,221	Anthem, Inc.	847,978

See accompanying notes to the financial statements.

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,714	Cardinal Health, Inc.	$154,942
5,375	Centene Corp.*	391,999
3,252	Cigna Corp.	770,952
12,120	CVS Health Corp.	1,011,293
657	DaVita, Inc.*	79,122
1,895	Fresenius Medical Care AG & Co., KGaA	157,396
3,865	Fresenius SE & Co. KGaA	201,653
2,513	HCA Healthcare, Inc.	519,538
1,317	Henry Schein, Inc.*	97,708
1,191	Humana, Inc.	527,279
902	Laboratory Corp. of America Holdings*	248,817
1,470	McKesson Corp.	281,123
1,400	Medipal Holdings Corp.	26,738
536	Molina Healthcare, Inc.*	135,640
1,015	Oak Street Health, Inc.*	59,449
478	Orpea*	60,802
1,233	Quest Diagnostics, Inc.	162,719
1,692	Ramsay Health Care, Ltd.	79,738
4,519	Ryman Healthcare, Ltd.	41,449
4,196	Sonic Healthcare, Ltd.	120,785
8,729	UnitedHealth Group, Inc.	3,495,441
719	Universal Health Services, Inc., Class B	105,283

		9,806,624

Health Care Technology (0.2%):
2,831	Cerner Corp.	221,271
4,100	M3, Inc.	299,647
1,250	Teladoc Health, Inc.*	207,862
1,260	Veeva Systems, Inc., Class A*	391,797

		1,120,577

Hotels, Restaurants & Leisure (1.6%):
1,592	Accor SA*	59,479
558	Airbnb, Inc., Class A*	85,452
2,113	Aramark	78,709
5,312	Aristocrat Leisure, Ltd.	171,589
1,925	Caesars Entertainment, Inc.*	199,719
7,643	Carnival Corp., Class A*	201,469
260	Chipotle Mexican Grill, Inc.*	403,088
16,487	Compass Group plc*	347,680
1,597	Crown Resorts, Ltd.*	14,282
1,205	Darden Restaurants, Inc.	175,918
580	Domino’s Pizza Enterprises, Ltd.	52,424
359	Domino’s Pizza, Inc.	167,470
1,629	DraftKings, Inc., Class A*	84,985
1,570	Evolution AB	248,274
1,455	Flutter Entertainment plc*	263,705
20,000	Galaxy Entertainment Group, Ltd.*	160,103
68,900	Genting Singapore, Ltd.	42,784
5,409	GVC Holdings plc*	130,690
2,566	Hilton Worldwide Holdings, Inc.*	309,511
1,688	InterContinental Hotels Group plc*	112,498
883	La Francaise des Jeux SAEM	51,920
3,177	Las Vegas Sands Corp.*	167,396
2,549	Marriott International, Inc., Class A*	347,989
6,822	McDonald’s Corp.	1,575,814
900	McDonald’s Holdings Co., Ltd.	39,705
2,694	Melco Resorts & Entertainment, Ltd., ADR*	44,640

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,655	MGM Resorts International	$155,886
1,800	Oriental Land Co., Ltd.	256,441
2,538	Restaurant Brands International, Inc.	163,555
2,117	Royal Caribbean Cruises, Ltd.*	180,538
22,400	Sands China, Ltd.*	94,346
9,000	SJM Holdings, Ltd.*	9,819
818	Sodexo SA*	76,373
10,881	Starbucks Corp.	1,216,605
20,492	Tabcorp Holdings, Ltd.	79,377
372	Vail Resorts, Inc.*	117,745
1,865	Whitbread plc*	80,700
28,400	Wynn Macau, Ltd.*	44,695
962	Wynn Resorts, Ltd.*	117,653
2,773	Yum! Brands, Inc.	318,978

		8,450,004

Household Durables (0.8%):
9,412	Barratt Developments plc	90,660
1,135	Berkeley Group Holdings plc (The)	72,238
2,200	Casio Computer Co., Ltd.	36,768
3,193	DR Horton, Inc.	288,551
2,085	Electrolux AB, Series B, Class B	57,856
866	Garmin, Ltd.	125,258
550	Garmin, Ltd.	79,552
4,195	Husqvarna AB, Class B	55,783
1,800	Iida Group Holdings Co., Ltd.	46,325
2,537	Lennar Corp., Class A	252,051
552	Mohawk Industries, Inc.*	106,089
3,532	Newell Brands, Inc.	97,024
32	NVR, Inc.*	159,146
20,400	Panasonic Corp.	235,977
2,949	Persimmon plc	120,870
2,163	PulteGroup, Inc.	118,035
300	Rinnai Corp.	28,538
1,007	Roku, Inc.*	462,465
256	SEB SA	46,274
3,500	Sekisui Chemical Co., Ltd.	59,810
5,700	Sekisui House, Ltd.	116,879
1,000	Sharp Corp.	16,493
11,500	Sony Group Corp.	1,116,261
33,694	Taylor Wimpey plc	74,232
12,500	Techtronic Industries Co., Ltd.	218,771
582	Whirlpool Corp.	126,888

		4,208,794

Household Products (1.0%):
2,265	Church & Dwight Co., Inc.	193,023
1,163	Clorox Co. (The)	209,235
7,256	Colgate-Palmolive Co.	590,276
5,625	Essity AB, Class B	186,569
960	Henkel AG & Co. KGaA	88,379
3,127	Kimberly-Clark Corp.	418,330
1,700	Lion Corp.^	28,806
1,500	Pigeon Corp.^	42,116
22,640	Procter & Gamble Co. (The)	3,054,815
6,588	Reckitt Benckiser Group plc	582,964
3,700	Unicharm Corp.	148,855

		5,543,368

See accompanying notes to the financial statements.

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.1%):
5,538	AES Corp. (The)	$144,376
1,423	Brookfield Renewable Corp., Class A	59,795
2,812	EDP Renovaveis SA	65,154
14,439	Meridian Energy, Ltd.	53,704
2,059	Northland Power, Inc.^	70,256
2,257	NRG Energy, Inc.	90,957
506	Uniper SE	18,653
4,219	Vistra Corp.	78,262

		581,157

Industrial Conglomerates (1.1%):
5,270	3M Co.	1,046,780
25,000	CK Hutchison Holdings, Ltd.	194,807
925	DCC plc	75,761
79,827	General Electric Co.	1,074,472
6,355	Honeywell International, Inc.	1,393,969
1,756	Investment AB Latour, Class B	57,659
2,000	Jardine Matheson Holdings, Ltd.	127,939
14,500	Keppel Corp., Ltd.	59,086
970	Roper Technologies, Inc.	456,094
7,070	Siemens AG, Registered Shares	1,120,105
3,663	Smiths Group plc	80,695
3,800	Toshiba Corp.^	164,444

		5,851,811

Insurance (3.0%):
1,782	Admiral Group plc	77,540
16,538	AEGON NV^	68,535
6,046	Aflac, Inc.	324,428
1,618	Ageas NV	89,723
110,400	AIA Group, Ltd.	1,372,162
129	Alleghany Corp.*	86,052
3,811	Allianz SE, Registered Shares+	950,105
2,799	Allstate Corp. (The)	365,102
679	American Financial Group, Inc.	84,685
7,992	American International Group, Inc.	380,419
2,089	Aon plc, Class A	498,770
3,759	Arch Capital Group, Ltd.*	146,375
1,791	Arthur J. Gallagher & Co.	250,883
10,197	Assicurazioni Generali SpA	204,234
535	Assurant, Inc.	83,556
1,240	Athene Holding, Ltd., Class A*	83,700
36,311	Aviva plc	204,158
17,881	AXA SA	452,941
433	Baloise Holding AG, Registered Shares	67,512
82	Brookfield Asset Management Reinsurance Partners, Ltd., Class A*	4,322
2,216	Brown & Brown, Inc.	117,758
4,161	Chubb, Ltd.	661,349
1,415	Cincinnati Financial Corp.	165,017
1,241	CNP Assurances SA	21,093
9,400	Dai-ichi Life Holdings, Inc.	172,060
13,102	Direct Line Insurance Group plc	51,621
267	Erie Indemnity Co., Class A	51,624
370	Everest Re Group, Ltd.	93,244
251	Fairfax Financial Holdings, Ltd.	110,088
1,575	Fidelity National Financial, Inc.	68,449
1,848	Gjensidige Forsikring ASA	40,762

Shares		Value
Common Stocks, continued
Insurance, continued
907	Globe Life, Inc.	$86,392
2,573	Great-West Lifeco, Inc.	76,438
557	Hannover Rueck SE	93,180
3,304	Hartford Financial Services Group, Inc. (The)	204,749
1,012	IA Financial Corp., Inc.	55,107
22,784	Insurance Australia Group, Ltd.	87,879
1,465	Intact Financial Corp.	199,065
14,600	Japan Post Holdings Co., Ltd.	120,117
3,200	Japan Post Insurance Co., Ltd.	58,947
55,153	Legal & General Group plc	196,278
1,685	Lincoln National Corp.	105,885
2,098	Loews Corp.	114,656
17,935	Manulife Financial Corp.	353,085
127	Markel Corp.*	150,712
4,697	Marsh & McLennan Cos., Inc.	660,774
25,594	Medibank Private, Ltd.	60,604
6,948	MetLife, Inc.	415,838
4,100	MS&AD Insurance Group Holdings, Inc.	118,374
1,239	Muenchener Rueckversicherungs-Gesellschaft AG	339,379
2,595	NN Group NV	122,295
6,201	Phoenix Group Holdings plc	58,102
4,829	Poste Italiane SpA	63,857
5,179	Power Corp. of Canada	163,719
2,520	Principal Financial Group, Inc.	159,239
5,413	Progressive Corp. (The)	531,611
3,669	Prudential Financial, Inc.	375,962
24,118	Prudential plc	457,547
13,634	QBE Insurance Group, Ltd.	109,925
628	Reinsurance Group of America, Inc.	71,592
329	RenaissanceRe Holdings, Ltd.	48,962
4,610	Sampo Oyj, Class A	211,975
1,512	SCOR SA*	48,091
2,900	Sompo Holdings, Inc.	106,858
5,408	Sun Life Financial, Inc.	278,909
11,836	Suncorp Group, Ltd.	98,316
296	Swiss Life Holding AG, Registered Shares	143,900
2,788	Swiss Re AG	251,342
5,000	T&D Holdings, Inc.	64,976
5,800	Tokio Marine Holdings, Inc.	265,829
2,331	Travelers Cos., Inc. (The)	348,974
3,328	Tryg A/S	81,688
1,192	Willis Towers Watson plc	274,184
1,311	WR Berkley Corp.	97,578
1,391	Zurich Insurance Group AG	557,869

		15,839,026

Interactive Media & Services (4.5%):
2,896	Adevinta ASA*	55,542
2,766	Alphabet, Inc., Class A*	6,753,991
2,711	Alphabet, Inc., Class C*	6,794,634
8,930	Auto Trader Group plc*	78,303
22,120	Facebook, Inc., Class A*	7,691,345
729	IAC/InterActiveCorp.*	112,390
1,500	Kakaku.com, Inc.	45,325
2,362	Match Group, Inc.*	380,873
4,921	Pinterest, Inc., Class A*	388,513
488	REA Group, Ltd.	61,872
828	Scout24 AG*	69,882

See accompanying notes to the financial statements.

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
8,685	Snap, Inc., Class A*	$591,796
7,377	Twitter, Inc.*	507,611
24,500	Z Holdings Corp.	122,865
614	Zillow Group, Inc., Class A*	75,233
1,442	Zillow Group, Inc., Class C*	176,241

		23,906,416

Internet & Direct Marketing Retail (3.3%):
3,937	Amazon.com, Inc.*	13,543,910
379	Booking Holdings, Inc.*	829,286
819	Chewy, Inc., Class A*^	65,282
1,451	Delivery Hero SE*	191,689
6,289	eBay, Inc.	441,551
1,165	Etsy, Inc.*	239,804
1,279	Expedia Group, Inc.*	209,385
1,527	HelloFresh SE*	148,444
1,658	Just Eat Takeaway*	153,117
415	MercadoLibre, Inc.*	646,483
1,000	Mercari, Inc.*	53,149
4,499	Ocado Group plc*	124,644
4,505	Prosus NV	440,741
8,000	Rakuten, Inc.	90,269
676	Wayfair, Inc., Class A*^	213,420
1,812	Zalando SE*	219,020
1,200	ZOZO, Inc.	40,799

		17,650,993

IT Services (4.5%):
5,862	Accenture plc, Class A	1,728,059
175	Adyen NV*	427,635
2,006	Afterpay, Ltd.*	177,488
1,507	Akamai Technologies, Inc.*	175,716
4,164	Amadeus IT Group SA*	292,803
958	Atos SE	58,294
3,955	Automatic Data Processing, Inc.	785,542
322	Bechtle AG	59,879
1,451	Black Knight, Inc.*	113,149
1,273	Booz Allen Hamilton Holding Corp.	108,434
1,070	Broadridge Financial Solutions, Inc.	172,837
1,482	Capgemini SA	284,941
2,077	CGI, Inc.*	188,344
4,904	Cognizant Technology Solutions Corp., Class A	339,651
5,010	Computershare, Ltd.	63,707
519	EPAM Systems, Inc.*	265,188
5,741	Fidelity National Information Services, Inc.	813,327
5,569	Fiserv, Inc.*	595,270
732	FleetCor Technologies, Inc.*	187,436
1,700	Fujitsu, Ltd.	318,460
820	Gartner, Inc.*	198,604
2,729	Global Payments, Inc.	511,797
500	GMO Payment Gateway, Inc.	65,008
1,567	GoDaddy, Inc., Class A*	136,266
8,259	International Business Machines Corp.	1,210,687
800	Itochu Techno-Solutions Corp.	24,784
703	Jack Henry & Associates, Inc.	114,948
1,246	Leidos Holdings, Inc.	125,971
8,153	MasterCard, Inc., Class A	2,976,579
501	MongoDB, Inc.*	181,122

Shares		Value
Common Stocks, continued
IT Services, continued
4,062	Nexi SpA*	$89,202
3,220	Nomura Research Institute, Ltd.	106,573
5,800	NTT Data Corp.	90,457
658	Nuvei Corp.*	53,865
600	OBIC Co., Ltd.	111,759
1,120	Okta, Inc.*	274,042
1,100	Otsuka Corp.	57,709
3,000	Paychex, Inc.	321,900
10,228	PayPal Holdings, Inc.*	2,981,257
300	SCSK Corp.	17,873
1,027	Shopify, Inc., Class A*	1,502,193
238	Snowflake, Inc., Class A*	57,548
3,536	Square, Inc., Class A*	862,077
1,600	TIS, Inc.	40,876
1,437	Twilio, Inc., Class A*	566,408
941	VeriSign, Inc.*	214,256
15,609	Visa, Inc., Class A	3,649,696
3,798	Western Union Co. (The.)	87,240
313	Wix.com, Ltd.*	90,858
201	Wix.com, Ltd.*	58,346
2,032	Worldline SA*	190,361

		24,126,422

Leisure Products (0.1%):
1,800	Bandai Namco Holdings, Inc.	124,949
1,206	Hasbro, Inc.	113,991
2,184	Peloton Interactive, Inc., Class A*	270,860
700	Shimano, Inc.^	166,009
1,200	Yamaha Corp.	65,113

		740,922

Life Sciences Tools & Services (1.0%):
676	10X Genomics, Inc., Class A*	132,374
2,711	Agilent Technologies, Inc.	400,713
4,831	Avantor, Inc.*	171,549
206	Bio-Rad Laboratories, Inc., Class A*	132,724
359	Bio-Techne Corp.	161,643
464	Charles River Laboratories International, Inc.*	171,643
1,234	Eurofins Scientific SE*	141,096
1,348	Illumina, Inc.*	637,887
1,772	IQVIA Holdings, Inc.*	429,391
666	Lonza Group AG, Registered Shares	472,250
204	Mettler-Toledo International, Inc.*	282,609
1,035	PerkinElmer, Inc.	159,814
1,346	PPD, Inc.*	62,037
2,133	Qiagen NV*	103,087
256	Sartorius Stedim Biotech	121,090
3,640	Thermo Fisher Scientific, Inc.	1,836,271
575	Waters Corp.*	198,726

		5,614,904

Machinery (1.9%):
2,908	Alfa Laval AB	102,792
2,573	Alstom SA*	129,999
3,308	Atlas Copco AB	174,108
6,206	Atlas Copco AB, Class A	380,304
4,966	Caterpillar, Inc.	1,080,751
9,458	CNH Industrial NV	156,253
1,365	Cummins, Inc.	332,801

See accompanying notes to the financial statements.

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,000	Daifuku Co., Ltd.	$90,791
2,706	Deere & Co.	954,433
1,328	Dover Corp.	199,997
6,091	Epiroc AB, Class A	138,848
3,604	Epiroc AB, Class B	70,773
1,800	FANUC Corp.	433,949
2,967	Fortive Corp.	206,919
1,430	GEA Group AG	57,915
300	Harmonic Drive Systems, Inc.	16,534
1,800	Hino Motors, Ltd.	15,845
800	Hitachi Construction Machinery Co., Ltd.	24,439
600	Hoshizaki Corp.	50,975
701	IDEX Corp.	154,255
2,927	Illinois Tool Works, Inc.	654,360
3,482	Ingersoll-Rand, Inc.*	169,956
667	Kion Group AG	71,081
670	Knorr-Bremse AG	77,097
8,100	Komatsu, Ltd.	201,278
3,141	Kone OYJ, Class B	256,236
9,500	Kubota Corp.^	192,095
1,000	Kurita Water Industries, Ltd.	47,970
2,100	Makita Corp.	98,845
3,400	MINEBEA MITSUMI, Inc.	89,906
2,600	Misumi Group, Inc.	87,966
3,000	Mitsubishi Heavy Industries, Ltd.	88,235
600	Miura Co., Ltd.	25,998
1,200	Nabtesco Corp.	45,380
2,700	NGK Insulators, Ltd.	45,287
411	Nordson Corp.	90,219
2,800	NSK, Ltd.	23,657
3,808	Otis Worldwide Corp.	311,380
3,207	PACCAR, Inc.	286,225
1,140	Parker-Hannifin Corp.	350,105
1,535	Pentair plc	103,597
32	Rational AG^	29,043
10,434	Sandvik AB	266,647
376	Schindler Holding AG	115,070
187	Schindler Holding AG, Registered Shares	54,673
3,527	SKF AB, Class B	89,878
500	SMC Corp.	295,370
501	Snap-On, Inc.	111,939
682	Spirax-Sarco Engineering plc	128,557
1,487	Stanley Black & Decker, Inc.	304,820
1,400	THK Co., Ltd.	41,750
1,851	Volvo AB, Class A	45,932
13,213	Volvo AB, Class B	318,135
1,659	Wabtec Corp.	136,536
4,375	Wartsila OYJ Abp, Class B	64,983
1,667	Xylem, Inc.	199,973

		10,292,860

Marine (0.1%):
29	A.P. Moeller – Maersk A/S, Class A	80,600
57	A.P. Moeller – Maersk A/S, Class B	163,946
499	Kuehne & Nagel International AG, Registered Shares	170,845
1,500	Nippon Yusen KK	75,977

		491,368

Shares		Value
Common Stocks, continued
Media (1.1%):
2,223	Altice USA, Inc., Class A*	$75,893
50	Cable One, Inc.	95,640
1,231	Charter Communications, Inc., Class A*	888,105
42,249	Comcast Corp., Class A	2,409,038
3,700	Cyberagent, Inc.	79,495
2,000	Dentsu Group, Inc.^	71,534
2,873	Discovery Communications, Inc., Class C*	83,260
1,659	Discovery, Inc., Class A*	50,898
2,260	DISH Network Corp., Class A*	94,468
3,090	Fox Corp., Class A	114,732
1,575	Fox Corp., Class B	55,440
1,700	Hakuhodo DY Holdings, Inc.	26,372
13,883	Informa plc*	96,490
3,611	Interpublic Group of Cos., Inc. (The)	117,321
184	Liberty Broadband Corp., Class A*	30,943
1,460	Liberty Broadband Corp., Class C*	253,544
1,938	Liberty Global plc, Class A*	52,636
3,367	Liberty Global plc, Class C*	91,044
1,594	Liberty Media Corp.-Liberty SiriusXM, Class C*	73,946
885	Liberty Media Corp-Liberty SiriusXM, Class A*	41,223
3,615	News Corp., Class A	93,159
1,987	Omnicom Group, Inc.	158,940
6,966	Pearson plc	80,207
2,061	Publicis Groupe SA	131,873
1,750	Quebecor, Inc., Class B	46,680
480	Schibsted ASA, Class A	23,187
1,076	Schibsted ASA, Class B	44,850
4,253	Shaw Communications, Inc., Class B	123,225
9,638	Sirius XM Holdings, Inc.^	63,032
5,245	ViacomCBS, Inc., Class B	237,074
11,325	WPP plc	153,295

		5,957,544

Metals & Mining (1.5%):
2,245	Agnico Eagle Mines, Ltd.	135,780
11,969	Anglo American plc	476,885
3,645	Antofagasta plc	72,396
6,625	ArcelorMittal	203,350
10,788	B2Gold Corp.	45,262
16,433	Barrick Gold Corp.	339,957
19,521	BHP Group plc	575,313
26,792	BHP Group, Ltd.	971,630
4,656	BlueScope Steel, Ltd.	76,510
2,528	Boliden AB	97,261
15,792	Evolution Mining, Ltd.	53,457
4,713	EVRAZ plc	38,670
5,424	First Quantum Minerals, Ltd.	125,031
15,651	Fortescue Metals Group, Ltd.	273,861
1,764	Franco-Nevada Corp.	256,032
13,480	Freeport-McMoRan, Inc.	500,243
92,362	Glencore plc	395,474
2,500	Hitachi Metals, Ltd.	47,811
4,254	Ivanhoe Mines, Ltd., Class A*	30,719
4,800	JFE Holdings, Inc.	56,233
11,630	Kinross Gold Corp.	73,755
2,071	Kirkland Lake Gold, Ltd.	79,822
6,686	Lundin Mining Corp.	60,311
7,547	Newcrest Mining, Ltd.	143,483

See accompanying notes to the financial statements.

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
7,397	Newmont Corp.	$468,822
7,900	Nippon Steel Corp.	133,076
12,430	Norsk Hydro ASA	79,439
10,215	Northern Star Resources, Ltd.	75,147
2,791	Nucor Corp.	267,741
1,988	Pan American Silver Corp.	56,782
10,373	Rio Tinto plc	853,857
3,259	Rio Tinto, Ltd.	309,488
44,186	South32, Ltd.	97,068
1,944	Steel Dynamics, Inc.	115,862
2,300	Sumitomo Metal & Mining Co., Ltd.	89,542
4,349	Teck Cominco, Ltd., Class B	100,181
1,125	Voestalpine AG	45,806
4,154	Wheaton Precious Metals Corp.	183,133
6,971	Yamana Gold, Inc.	29,360

		8,034,550

Mortgage Real Estate Investment Trusts (0.0%†):
4,986	AGNC Investment Corp.	84,213
12,926	Annaly Capital Management, Inc.	114,783

		198,996

Multiline Retail (0.4%):
530	Canadian Tire Corp., Class A	83,883
2,264	Dollar General Corp.	489,907
2,174	Dollar Tree, Inc.*	216,313
2,724	Dollarama, Inc.	124,705
1,084	Next plc*	117,958
3,900	Pan Pacific International Holdings Corp.	80,983
2,600	Ryohin Keikaku Co., Ltd.	54,304
4,562	Target Corp.	1,102,818

		2,270,871

Multi-Utilities (0.7%):
7,338	AGL Energy, Ltd.	44,994
5,519	Algonquin Power & Utilities Corp.^	82,246
2,342	Ameren Corp.	187,454
325	Atco, Ltd.	11,527
993	Canadian Utilities, Ltd., Class A	27,561
5,098	CenterPoint Energy, Inc.	125,003
2,670	CMS Energy Corp.	157,744
3,165	Consolidated Edison, Inc.	226,994
7,446	Dominion Energy, Inc.	547,802
1,791	DTE Energy Co.	232,114
20,750	E.ON SE	239,940
16,881	Engie Group	231,398
32,803	National Grid plc	417,601
3,622	NiSource, Inc.	88,739
4,410	Public Service Enterprise Group, Inc.	263,453
5,937	RWE AG	215,126
2,928	Sempra Energy	387,901
3,194	Suez*	75,930
4,981	Veolia Environnement SA	150,476
2,915	WEC Energy Group, Inc.	259,289

		3,973,292

Oil, Gas & Consumable Fuels (3.0%):
2,317	Ampol, Ltd.	49,024
184,550	BP plc	806,463

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,662	Cameco Corp.	$70,203
10,916	Canadian Natural Resources, Ltd.	396,337
12,120	Cenovus Energy, Inc.	115,978
2,226	Cheniere Energy, Inc.*	193,083
17,655	Chevron Corp.	1,849,185
12,263	ConocoPhillips	746,817
5,910	Devon Energy Corp.	172,513
595	Enagas SA	13,745
18,721	Enbridge, Inc.	749,656
28,350	ENEOS Holdings, Inc.	118,692
22,074	ENI SpA	269,275
5,394	EOG Resources, Inc.	450,075
9,033	Equinor ASA	191,281
38,881	Exxon Mobil Corp.	2,452,613
4,843	Galp Energia SGPS SA	52,689
2,554	Hess Corp.	223,015
1,482	Idemitsu Kosan Co., Ltd.	35,775
2,375	Imperial Oil, Ltd.	72,396
9,500	INPEX Corp.^	71,208
3,570	Inter Pipeline, Ltd.	58,041
2,058	Keyera Corp.	55,311
18,829	Kinder Morgan, Inc.	343,253
909	Koninklijke Vopak NV	41,305
1,850	Lundin Energy AB^	65,659
6,017	Marathon Petroleum Corp.	363,547
3,910	Neste Oyj	239,534
8,607	Occidental Petroleum Corp.	269,141
20,887	Oil Search, Ltd.	59,693
1,361	OMV AG	77,633
4,113	ONEOK, Inc.	228,847
16,911	Origin Energy, Ltd.	56,944
1,471	Parkland Corp.	47,546
5,083	Pembina Pipeline Corp.	161,545
4,038	Phillips 66	346,541
1,901	Pioneer Natural Resources Co.	308,950
13,767	Repsol SA^	172,664
37,126	Royal Dutch Shell plc, Class A	745,961
34,254	Royal Dutch Shell plc, Class B	665,477
17,327	Santos, Ltd.	92,410
18,638	Snam SpA	107,849
14,096	Suncor Energy, Inc.	337,672
8,688	TC Energy Corp.^	429,984
23,091	TotalEnergies SE^	1,047,451
3,776	Valero Energy Corp.	294,830
518	Washington H. Soul Pattinson & Co., Ltd.^	13,105
11,218	Williams Cos., Inc.	297,838
8,893	Woodside Petroleum, Ltd.	148,157

		16,176,911

Paper & Forest Products (0.1%):
4,488	Mondi plc	118,233
8,500	Oji Holdings Corp.	48,738
5,377	Stora Enso OYJ, Registered Shares, Class R	98,138
5,600	Svenska Cellulosa AB SCA, Class B	91,815
4,933	UPM-Kymmene OYJ	186,597
884	West Fraser Timber Co., Ltd.	63,472

		606,993

See accompanying notes to the financial statements.

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Personal Products (0.7%):
932	Beiersdorf AG	$112,471
2,123	Estee Lauder Co., Inc. (The), Class A	675,284
4,500	Kao Corp.^	276,848
600	Kobayashi Pharmaceutical Co., Ltd.	51,251
300	Kose Corp.	47,225
2,329	L’Oreal SA	1,038,402
400	Pola Orbis Holdings, Inc.^	10,569
3,700	Shiseido Co., Ltd.	272,104
24,301	Unilever plc	1,421,142

		3,905,296

Pharmaceuticals (4.7%):
17,200	Astellas Pharma, Inc.	299,451
11,999	AstraZeneca plc	1,439,657
2,794	Bausch Health Cos., Inc.*	82,012
9,080	Bayer AG, Registered Shares	551,468
20,707	Bristol-Myers Squibb Co.	1,383,642
1,199	Canopy Growth Corp.*	29,003
1,573	Catalent, Inc.*	170,073
6,200	Chugai Pharmaceutical Co., Ltd.^	244,231
15,700	Daiichi Sankyo Co., Ltd.	338,298
2,200	Eisai Co., Ltd.	215,022
3,925	Elanco Animal Health, Inc.*	136,158
7,460	Eli Lilly & Co.	1,712,219
46,499	GlaxoSmithKline plc	913,330
1,864	Hikma Pharmaceuticals plc	63,107
300	Hisamitsu Pharmaceutical Co., Inc.	14,768
1,967	Horizon Therapeutics plc*	184,190
283	Ipsen SA	29,439
306	Jazz Pharmaceuticals plc*	54,358
255	Jazz Pharmaceuticals plc*	45,298
24,198	Johnson & Johnson	3,986,379
2,500	Kyowa Kirin Co., Ltd.^	88,277
23,181	Merck & Co., Inc.	1,802,786
1,110	Merck KGaA	213,061
600	Nippon Shinyaku Co., Ltd.^	47,577
20,522	Novartis AG, Registered Shares	1,870,979
15,915	Novo Nordisk A/S, Class B	1,331,683
3,500	Ono Pharmaceutical Co., Ltd.	77,698
1,038	Orion OYJ, Class B	44,616
3,600	Otsuka Holdings Co., Ltd.^	149,264
51,153	Pfizer, Inc.	2,003,151
990	Recordati SpA	56,607
296	Roche Holding AG	120,270
6,443	Roche Holding AG	2,428,834
1,614	Royalty Pharma plc, Class A	66,158
10,321	Sanofi	1,081,362
3,600	Santen Pharmaceutical Co., Ltd.	49,576
2,400	Shionogi & Co., Ltd.	125,093
1,300	Sumitomo Dainippon Pharma Co., Ltd.	27,122
300	Taisho Pharmaceutical Holdings Co., Ltd.	15,984
14,550	Takeda Pharmacuetical Co., Ltd.	488,728
10,134	Teva Pharmaceutical Industries, Ltd., ADR*	100,327
1,169	UCB SA	122,209
11,381	Viatris, Inc.	162,634
451	Vifor Pharma AG	58,396
4,392	Zoetis, Inc.	818,493

		25,242,988

Shares		Value
Common Stocks, continued
Professional Services (0.8%):
1,432	Adecco SA, Registered Shares	$97,359
2,717	Bureau Veritas SA	85,983
3,091	Clarivate plc*	85,095
3,640	CoStar Group, Inc.*^	301,465
1,126	Equifax, Inc.	269,688
8,478	Experian plc	327,011
3,482	IHS Markit, Ltd.	392,282
1,287	Intertek Group plc	98,491
2,800	Nihon M&A Center, Inc.	72,668
1,300	Persol Holdings Co., Ltd.	25,674
1,105	Randstad NV	84,561
12,500	Recruit Holdings Co., Ltd.	615,157
17,860	RELX plc	474,412
1,046	Robert Half International, Inc.	93,063
3,100	Seek, Ltd.	77,053
56	SGS SA, Registered Shares	172,803
543	Teleperformance	220,393
1,608	Thomson Reuters Corp.	159,749
1,763	TransUnion	193,595
1,339	Verisk Analytics, Inc.	233,950
2,473	Wolters Kluwer NV	248,525

		4,328,977

Real Estate Management & Development (0.5%):
9,234	Aroundtown SA^	71,934
448	Azrieli Group	31,588
24,400	CapitaLand, Ltd.	67,418
3,102	CBRE Group, Inc., Class A*	265,934
3,700	City Developments, Ltd.	20,092
18,500	CK Asset Holdings, Ltd.	127,716
600	Daito Trust Construction Co., Ltd.	65,604
5,200	Daiwa House Industry Co., Ltd.	156,067
3,160	Deutsche Wohnen SE	193,423
18,800	ESR Cayman, Ltd.*	63,443
643	Fastighets AB Balder*	40,363
400	FirstService Corp.	68,617
21,000	Hang Lung Properties, Ltd.	50,998
13,324	Henderson Land Development Co., Ltd.	63,153
12,900	Hongkong Land Holdings, Ltd.	61,451
2,400	Hulic Co., Ltd.^	26,997
666	LEG Immobilien SE	95,943
7,086	Lend Lease Group	60,900
10,900	Mitsubishi Estate Co., Ltd.	176,231
8,500	Mitsui Fudosan Co., Ltd.	196,814
14,827	New World Development Co., Ltd.	77,057
1,000	Nomura Real Estate Holdings, Inc.	25,364
42,117	Sino Land Co., Ltd.	66,398
2,900	Sumitomo Realty & Development Co., Ltd.	103,610
12,000	Sun Hung Kai Properties, Ltd.	178,823
5,000	Swire Pacific, Ltd., Class A	33,907
18,600	Swire Properties, Ltd.	55,459
702	Swiss Prime Site AG	69,684
1,769	UOL Group, Ltd.	9,619
4,969	Vonovia SE	321,510
15,000	Wharf Real Estate Investment Co., Ltd.	87,231

		2,933,348

See accompanying notes to the financial statements.

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail (1.3%):
68	AMERCO, Inc.	$40,079
20,359	Aurizon Holdings, Ltd.	56,823
6,565	Canadian National Railway Co.	692,784
6,160	Canadian Pacific Railway, Ltd., Class 1	473,754
1,300	Central Japan Railway Co.	197,134
21,141	CSX Corp.	678,203
1,913	DSV PANALPINA A/S	446,094
2,800	East Japan Railway Co.	200,698
2,100	Hankyu Hanshin Holdings, Inc.	64,670
782	J.B. Hunt Transport Services, Inc.	127,427
784	Kansas City Southern	222,162
1,000	Keio Corp.	58,768
1,000	Keisei Electric Railway Co., Ltd.	31,902
1,700	Kintetsu Group Holdings Co., Ltd.*	59,669
1,454	Knight-Swift Transportation Holdings, Inc.	66,099
2,367	Lyft, Inc., Class A*	143,156
14,500	MTR Corp., Ltd.	80,772
700	Nippon Express Co., Ltd.	53,296
2,328	Norfolk Southern Corp.	617,874
2,700	Odakyu Electric Railway Co., Ltd.	68,057
919	Old Dominion Freight Line, Inc.	233,242
2,000	Tobu Railway Co., Ltd.	51,694
4,600	Tokyu Corp.	62,548
10,800	Uber Technologies, Inc.*	541,296
6,119	Union Pacific Corp.	1,345,752
1,500	West Japan Railway Co.	85,502

		6,699,455

Semiconductors & Semiconductor Equipment (4.5%):
11,195	Advanced Micro Devices, Inc.*	1,051,546
1,800	Advantest Corp.	161,413
3,409	Analog Devices, Inc.	586,893
8,362	Applied Materials, Inc.	1,190,749
437	ASM International NV	143,669
3,877	ASML Holding NV	2,668,997
3,773	Broadcom, Inc.	1,799,117
300	Disco Corp.	91,750
11,670	Infineon Technologies AG	467,921
37,270	Intel Corp.	2,092,338
1,424	KLA Corp.	461,675
1,295	Lam Research Corp.	842,657
700	Lasertec Corp.	135,765
7,116	Marvell Technology, Inc.	415,076
2,477	Maxim Integrated Products, Inc.	260,977
2,489	Microchip Technology, Inc.	372,703
10,339	Micron Technology, Inc.*	878,608
397	Monolithic Power Systems, Inc.	148,260
5,700	NVIDIA Corp.	4,560,570
2,560	NXP Semiconductors NV	526,643
3,807	ON Semiconductor Corp.*	145,732
1,047	Qorvo, Inc.*	204,846
10,382	Qualcomm, Inc.	1,483,899
11,600	Renesas Electronics Corp.*	125,516
800	ROHM Co., Ltd.	74,018
1,524	Skyworks Solutions, Inc.	292,227
477	SolarEdge Technologies, Inc.*	131,829
6,312	STMicroelectronics NV	229,111
2,600	SUMCO Corp.	63,505

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,541	Teradyne, Inc.	$206,432
8,420	Texas Instruments, Inc.	1,619,166
1,400	Tokyo Electron, Ltd.	602,840
2,267	Xilinx, Inc.	327,899

		24,364,347

Software (6.9%):
4,396	Adobe, Inc.*	2,574,473
802	ANSYS, Inc.*	278,342
2,032	Autodesk, Inc.*	593,141
790	Avalara, Inc.*	127,822
1,063	AVEVA Group plc	54,579
1,586	Bentley Systems, Inc., Class B^	102,741
4,940	BlackBerry, Ltd.*	60,385
2,578	Cadence Design Systems, Inc.*	352,722
1,236	Ceridian HCM Holding, Inc.*	118,557
904	Check Point Software Technologies, Ltd.*	104,982
1,136	Citrix Systems, Inc.	133,219
2,082	Cloudflare, Inc., Class A*	220,359
175	Constellation Software, Inc.	265,085
667	Coupa Software, Inc.*	174,827
1,653	Crowdstrike Holdings, Inc., Class A*	415,415
382	CyberArk Software, Ltd.*	49,763
1,221	Dassault Systemes SA	296,179
1,616	Datadog, Inc., Class A*	168,193
1,724	DocuSign, Inc.*	481,979
2,919	Dropbox, Inc., Class A*	88,475
1,698	Dynatrace, Inc.*	99,197
238	Fair Isaac Corp.*	119,638
1,282	Fortinet, Inc.*	305,360
735	Guidewire Software, Inc.*	82,849
407	HubSpot, Inc.*	237,167
2,531	Intuit, Inc.	1,240,620
911	Lightspeed POS, Inc.*	76,260
65,889	Microsoft Corp.	17,849,330
423	Nemetschek SE	32,399
580	NICE Systems, Ltd.*	143,150
5,378	NortonLifeLock, Inc.	146,389
2,521	Open Text Corp.	128,043
17,687	Oracle Corp.	1,376,756
300	Oracle Corp.	22,964
4,858	Palantir Technologies, Inc., Class A*	128,057
473	Paycom Software, Inc.*	171,921
1,026	PTC, Inc.*	144,933
697	RingCentral, Inc., Class A*	202,534
10,132	Sage Group plc	95,966
8,482	salesforce.com, Inc.*	2,071,898
9,538	SAP SE	1,345,625
1,782	ServiceNow, Inc.*	979,298
4,675	Sinch AB*	78,712
4,403	Slack Technologies, Inc., Class A*	195,053
1,495	Splunk, Inc.*	216,147
2,144	SS&C Technologies Holdings, Inc.	154,497
1,408	Synopsys, Inc.*	388,312
1,628	TeamViewer AG*	61,321
617	Temenos AG	99,167
3,729	The Trade Desk, Inc., Class A*	288,475
1,300	Trend Micro, Inc.	68,125

See accompanying notes to the financial statements.

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
375	Tyler Technologies, Inc.*	$169,639
580	Unity Software, Inc.*^	63,701
777	Vmware, Inc., Class A*	124,297
1,661	WiseTech Global, Ltd.	39,745
1,664	Workday, Inc., Class A*	397,263
1,220	Xero, Ltd.*	125,287
1,088	Zendesk, Inc.*	157,042
1,891	Zoom Video Communications, Inc., Class A*	731,874
744	Zscaler, Inc.*	160,749

		37,180,998

Specialty Retail (1.7%):
100	ABC-Mart, Inc.	5,715
606	Advance Auto Parts, Inc.	124,315
210	AutoZone, Inc.*	313,366
2,154	Best Buy Co, Inc.	247,667
612	Burlington Stores, Inc.*	197,058
1,502	CarMax, Inc.*	193,983
652	Carvana Co.*	196,787
22,400	Chow Tai Fook Jewellery Group, Ltd.	51,182
500	Fast Retailing Co., Ltd.	376,249
6,750	Hennes & Mauritz AB, Class B*	160,226
300	Hikari Tsushin, Inc.	52,678
9,899	Home Depot, Inc. (The)	3,156,692
10,082	Industria de Diseno Textil SA	355,215
5,473	JD Sports Fashion plc	69,683
19,508	Kingfisher plc	98,410
2,191	L Brands, Inc.	157,883
6,756	Lowe’s Cos., Inc.	1,310,461
700	Nitori Co., Ltd.	123,931
628	O’Reilly Automotive, Inc.*	355,580
3,295	Ross Stores, Inc.	408,580
10,857	TJX Cos., Inc. (The)	731,979
1,075	Tractor Supply Co.	200,015
495	Ulta Beauty, Inc.*	171,156
1,700	USS Co., Ltd.	29,647
5,400	Yamada Holdings Co., Ltd.	24,933

		9,113,391

Technology Hardware, Storage & Peripherals (4.4%):
154,379	Apple, Inc.	21,143,748
2,300	Brother Industries, Ltd.	45,886
9,200	Canon, Inc.^	208,068
2,437	Dell Technologies, Inc., Class C*	242,896
3,300	FUJIFILM Holdings Corp.	244,663
12,023	Hewlett Packard Enterprise Co.	175,295
11,522	HP, Inc.	347,849
1,600	Logitech International SA, Class R	193,965
2,300	NEC Corp.	118,381
2,065	NetApp, Inc.	168,958
6,200	Ricoh Co., Ltd.	69,872
1,969	Seagate Technology Holdings plc	173,134
2,200	Seiko Epson Corp.	38,683
2,829	Western Digital Corp.*	201,340

		23,372,738

Textiles, Apparel & Luxury Goods (1.4%):
1,760	Adidas AG	655,290
3,741	Burberry Group plc*	107,131

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
4,825	Cie Financiere Richemont SA	$584,331
1,834	Gildan Activewear, Inc.	67,684
293	Hermes International SA	427,156
693	Kering	606,351
1,144	Lululemon Athletica, Inc.*	417,526
2,546	LVMH Moet Hennessy Louis Vuitton SA	1,998,793
1,563	Moncler SpA	105,792
11,649	Nike, Inc., Class B	1,799,654
924	Pandora A/S	124,526
976	Puma SE	116,355
267	Swatch Group AG (The), Class B	91,666
593	Swatch Group AG (The), Registered Shares	39,153
3,077	VF Corp.	252,437

		7,393,845

Tobacco (0.7%):
17,176	Altria Group, Inc.	818,952
20,144	British American Tobacco plc	785,147
8,747	Imperial Brands plc, Class A	188,467
11,100	Japan Tobacco, Inc.^	209,667
14,237	Philip Morris International, Inc.	1,411,029
14,991	Swedish Match AB	127,899

		3,541,161

Trading Companies & Distributors (0.6%):
4,153	Ashtead Group plc	308,425
1,428	Brenntag AG	132,788
3,115	Bunzl plc	102,989
5,308	Fastenal Co.	276,016
2,080	Ferguson plc	289,493
11,000	Itochu Corp.	316,235
14,500	Marubeni Corp.	126,049
11,100	Mitsubishi Corp.	302,398
14,300	Mitsui & Co., Ltd.	321,796
2,600	MonotaRo Co., Ltd.^	61,596
3,064	Reece, Ltd.	54,406
10,400	Sumitomo Corp.	139,157
338	Toromont Industries, Ltd.	29,453
2,000	Toyota Tsushu Corp.	94,355
667	United Rentals, Inc.*	212,780
411	W.W. Grainger, Inc.	180,018

		2,947,954

Transportation Infrastructure (0.1%):
693	Aena SME SA*	113,617
215	Aeroports de Paris*	28,024
4,579	Atlantia SpA*	82,971
12,535	Auckland International Airport, Ltd.*	63,677
4,067	Getlink SE	63,440
13,022	Sydney Airport*	56,549
25,306	Transurban Group	270,632

		678,910

Water Utilities (0.1%):
1,677	American Water Works Co., Inc.	258,476
2,154	Essential Utilities, Inc.	98,438
2,208	Severn Trent plc	76,363
6,302	United Utilities Group plc	84,976

		518,253

See accompanying notes to the financial statements.

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services (0.6%):
14,900	KDDI Corp.	$464,633
3,275	Rogers Communications, Inc., Class B	174,135
25,200	Softbank Corp.	329,682
11,300	SoftBank Group Corp.	791,449
4,629	Tele2 AB	63,101
5,743	T-Mobile USA, Inc.*	831,759
248,015	Vodafone Group plc	417,085

		3,071,844

Total Common Stocks (Cost $437,621,445)		531,421,764

Preferred Stocks (0.1%):
Automobiles (0.1%):
526	Bayerische Motoren Werke AG (BMW), 2.53%, 5/15/20	47,272
1,415	Porsche Automobil Holding SE, 2.45%, 5/20/20	151,605
1,715	Volkswagen AG, 2.30%, 5/8/20	430,028

		628,905

Household Products (0.0%†):
1,647	Henkel AG & Co. KGaA, 2.08%, 4/21/20	173,868

Total Preferred Stocks (Cost $692,399)		802,773

Shares or Principal Amount		Value
Right (0.0%†):
Construction & Engineering (0.0%†):
1,211	ACS Actividades de Construccion y Servicios SA, Expires on 7/7/21*^	$1,694

Total Right (Cost $1,836)		1,694

Short-Term Security Held as Collateral for Securities on Loan (0.7%):
3,911,253	BlackRock Liquidity FedFund, Institutional Class , 0.04%(a)(b)	3,911,253

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,911,253)		3,911,253

Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
2,650,991	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	2,650,991

Total Unaffiliated Investment Company (Cost $2,650,991)		2,650,991

Total Investment Securities (Cost $444,877,924) — 100.5%		538,788,475
Net other assets (liabilities) — (0.5)%		(2,893,335)

Net Assets — 100.0%		$535,895,140

Percentages indicated are based on net assets as of June 30, 2021.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $3,701,087.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(b)	The rate represents the effective yield at June 30, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2021:

(Unaudited)

Country	Percentage

Argentina	0.1%

Australia	2.1%

Austria	0.1%

Belgium	0.3%

Bermuda	0.2%

Canada	3.4%

China	— %†

Denmark	0.8%

Finland	0.4%

France	3.1%

Germany	2.7%

Hong Kong	0.9%

Ireland	0.9%

Isle of Man	— %†

Israel	0.2%

Italy	0.6%

Japan	6.7%

Country	Percentage

Jersey	— %†

Liberia	— %†

Luxembourg	0.1%

Netherlands	1.7%

New Zealand	0.1%

Norway	0.2%

Panama	— %†

Poland	— %†

Portugal	— %†

Singapore	0.3%

Spain	0.7%

Sweden	1.0%

Switzerland	3.1%

United Kingdom	4.5%

United States	65.8%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/17/21	10	$480,823	$(1,335)
FTSE 100 Index September Futures (British Pounds)	9/17/21	3	289,643	79
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	13	2,787,590	16,086
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/9/21	1	129,366	(204)

				$14,626

See accompanying notes to the financial statements.

18

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment in non-affiliates, at cost	$443,116,125
Investments in affiliates, at cost	1,761,799

Investment in non-affiliates, at value(a)	$536,604,662
Investments in affiliates, at value	2,183,813
Cash	2,067
Deposit at broker for futures contracts collateral	213,356
Interest and dividends receivable	439,513
Foreign currency, at value (cost $913,915)	911,696
Reclaims receivable	271,816
Prepaid expenses	12,603

Total Assets	540,639,526

Liabilities:
Payable for investments purchased	114,743
Payable for capital shares redeemed	475,124
Payable for collateral received on loaned securities	3,911,253
Payable for variation margin on futures contracts	784
Manager fees payable	99,900
Administration fees payable	6,087
Distribution fees payable	76,874
Custodian fees payable	8,355
Administrative and compliance services fees payable	807
Transfer agent fees payable	1,430
Trustee fees payable	4,014
Other accrued liabilities	45,015

Total Liabilities	4,744,386

Net Assets	$535,895,140

Net Assets Consist of:
Paid in capital	$409,140,172
Total distributable earnings	126,754,968

Net Assets	$535,895,140

Class 1
Net Assets	$53,910,290
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,279,123
Net Asset Value (offering and redemption price per share)	$10.21

Class 2
Net Assets	$481,984,850
Shares of beneficial interest (unlimited number of shares authorized, no par value)	29,804,106
Net Asset Value (offering and redemption price per share)	$16.17

(a)	Includes securities on loan of $3,701,087.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$3,452,309
Dividends from affiliates	34,560
Income from securities lending	7,694
Foreign withholding tax	(235,988)

Total Investment Income	3,258,575

Expenses:
Manager fees	1,146,914
Administration fees	26,995
Distribution fees — Class 1	357,613
Distribution fees — Class 2	48,308
Custodian fees	30,791
Administrative and compliance services fees	2,597
Transfer agent fees	3,334
Trustee fees	9,376
Professional fees	8,187
Shareholder reports	4,483
Other expenses	78,852

Total expenses before reductions	1,717,450
Less expenses voluntarily waived/reimbursed by the Manager	(638,992)

Net expenses	1,078,458

Net Investment Income/(Loss)	2,180,117

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	15,309,351
Net realized gains/(losses) on affiliated transactions	41,141
Net realized gains/(losses) on futures contracts	288,485
Change in net unrealized appreciation/depreciation on securities and foreign currencies	24,869,772
Change in net unrealized appreciation/depreciation on affiliated transactions	104,319
Change in net unrealized appreciation/depreciation on futures contracts	(12,684)

Net realized and Change in net unrealized gains/losses on investments	40,600,384

Change in Net Assets Resulting From Operations	$42,780,501

See accompanying notes to the financial statements.

19

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,180,117	$4,018,033
Net realized gains/(losses) on investments	15,638,977	19,712,261
Change in unrealized appreciation/depreciation on investments	24,961,407	22,863,821

Change in net assets resulting from operations	42,780,501	46,594,115

Distributions to Shareholders:
Class 1	—	—
Class 2	—	(2,665,945)

Change in net assets resulting from distributions to shareholders	—	(2,665,945)

Capital Transactions:
Class 1^
Proceeds from shares issued	3,578	—
Proceeds from in-kind shares issued(a)	53,013,674	—
Value of shares redeemed	(230,458)	—

Total Class 1 Shares	52,786,794	—

Class 2
Proceeds from shares issued	615,895	38,589,996
Proceeds from in-kind shares issued(a)	162,355,745	—
Proceeds from dividends reinvested	—	2,665,945
Value of shares redeemed	(44,280,657)	(94,685,298)

Total Class 2 Shares	118,690,983	(53,429,357)

Change in net assets resulting from capital transactions	171,477,777	(53,429,357)

Change in net assets	214,258,278	(9,501,187)
Net Assets:
Beginning of period	321,636,862	331,138,049

End of period	$535,895,140	$321,636,862

Share Transactions:
Class 1^
Shares issued	358	—
Shares issued in-kind(a)	5,301,367	—
Shares redeemed	(22,602)	—

Total Class 1 Shares	5,279,123	—

Class 2
Shares issued	40,856	3,828,709
Shares issued in-kind(a)	10,251,349	—
Dividends reinvested	—	206,183
Shares redeemed	(2,902,401)	(8,015,099)

Total Class 2 Shares	7,389,804	(3,980,207)

Change in shares	12,668,927	(3,980,207)

Amounts shown as “—” are either $0 or rounds to less than $1.

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to June 30, 2021.

(a)	See Note 2 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021^		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	__	(a)(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.21

Total from Investment Activities	0.21

Distributions to Shareholders From:
Net Investment Income	—

Total Dividends	—

Net Asset Value, End of Period	$10.21

Total Return(c)	2.10	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$53,910
Net Investment Income/(Loss)(e)	1.38%
Expenses Before Reductions(e)(f)	0.80%
Expenses Net of Reductions(e)	0.41%
Portfolio Turnover Rate	58	%(d)(g)

Class 2
Net Asset Value, Beginning of Period	$14.35		$12.55	$10.03	$11.22	$9.36	$9.71

Investment Activities:
Net Investment Income/(Loss)	0.10	(b)	0.16 (b)	0.19 (b)	0.21	0.20	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	1.72		1.75	2.52	(1.19)	1.86	(0.30)

Total from Investment Activities	1.82		1.91	2.71	(0.98)	2.06	(0.10)

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.19)	(0.21)	(0.20)	(0.25)

Total Dividends	—		(0.11)	(0.19)	(0.21)	(0.20)	(0.25)

Net Asset Value, End of Period	$16.17		$14.35	$12.55	$10.03	$11.22	$9.36

Total Return(c)	12.68	%(d)	15.36%	27.25%	(8.94)%	22.18%	(0.93)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$481,985		$321,637	$331,138	$127,860	$153,857	$147,265
Net Investment Income/(Loss)(e)	1.33%		1.32%	1.68%	1.67%	1.62%	2.75%
Expenses Before Reductions(e)(f)	1.05%		1.08%	1.12%	1.14%	1.16%	1.20%
Expenses Net of Reductions(e)	0.66%		0.69%	0.73%	0.75%	0.77%	1.10%
Portfolio Turnover Rate	58	%(d)(g)	13%	9%	4%	4%	135	%(h)

^	Class 1 activity is for the period June 21, 2021 (commencement of operations) to June 30, 2021.

(a)	Represents less than $0.005.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Excludes impact of in-kind transactions.

(h)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and

22

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $755 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,911,253 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

In-kind Subscriptions

During the period ended June 30, 2021, the AZL MSCI Global Equity Index Fund issued 5,301,367 shares valued at $53,013,674, and 10,251,349 shares valued at $162,355,745, of Class 1 and Class 2, respectively, in exchange for securities and other assets contributed from Class 1 and Class 2 shareholders, respectively, of the Templeton Growth VIP Fund.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $2.0 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$16,165	Payable for variation margin on futures contracts*	$1,539

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$288,485	$(12,684)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Global Equity Index Fund Class 1	0.70%	0.55%

AZL MSCI Global Equity Index Fund Class 2	0.70%	0.80%

*

The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. Prior to June 1, 2021, the annual rate due to the Manager was 0.70% on all assets. For the six months ended June 30, 2021, the Manager waived, prior to any application of expense limit, the management fee to 0.31% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2021, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$640,470	$400,420	$(94,558)	$4,019	$(245)	$950,105	3,811	$27,361	$—

BlackRock Inc., Class A	694,122	499,350	(101,450)	37,122	104,564	1,233,708	1,410	7,199	—

	$1,334,592	$899,770	$(196,008)	$41,141	$104,319	$2,183,813	5,221	$34,560	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$380,087,590	$151,334,174	$—	$531,421,764
Preferred Stocks+	—	802,773	—	802,773
Rights+	1,694	—	—	1,694
Short-Term Security Held as Collateral for Securities on Loan	3,911,253	—	—	3,911,253
Unaffiliated Investment Company	2,650,991	—	—	2,650,991

Total Investment Securities	386,651,528	152,136,947	—	538,788,475

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Other Financial Instruments:*
Futures Contracts	$14,626	$—	$—	$14,626

Total Investments	$386,666,154	$152,136,947	$—	$538,803,101

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Global Equity Index Fund	$200,383,617	$221,473,702

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $ 255,540,363. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$77,195,153
Unrealized (depreciation)	(10,866,009)

Net unrealized appreciation/(depreciation)	$66,329,144

During the year ended December 31, 2020, the Fund utilized $8,203,617 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Global Equity Index Fund	$2,665,945	$—	$2,665,945

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Global Equity Index Fund	$14,436,720	$3,178,519	$—		$66,359,849	$83,975,088

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

27

AZL MSCI Global Equity Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

28

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

29

FUND		FOR	AGAINST	ABSTAIN

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

30

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

31

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

32

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Special Joint Meeting of Shareholders Page 18

Other Information Page 20

Statement Regarding the Trust’s Liquidity Risk Management Program Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,128.70	$2.11	0.40%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,127.40	$3.43	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.81	$2.01	0.40%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.57	$3.26	0.65%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	43.7%

Consumer Discretionary	18.6

Communication Services	12.3

Health Care	9.0

Industrials	6.4

Consumer Staples	3.9

Financials	2.3

Real Estate	1.7

Materials	1.0

Energy	0.3

Utilities	— †

Total Common Stocks	99.2

Unaffiliated Investment Company	0.9

Short-Term Security Held as Collateral for Securities on Loan	0.5

Total Investment Securities	100.6

Net other assets (liabilities)	(0.6)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (0.6%):
3,418	Axon Enterprise, Inc.*	$604,303
3,556	BWX Technologies, Inc.	206,675
767	HEICO Corp.	106,935
1,346	HEICO Corp., Class A	167,146
1,541	Howmet Aerospace, Inc.*	53,118
11,517	Lockheed Martin Corp.	4,357,457
698	Northrop Grumman Corp.	253,674
1,625	Spirit AeroSystems Holdings, Inc., Class A	76,684
791	TransDigm Group, Inc.*	512,006
7,021	Virgin Galactic Holdings, Inc.*	322,966

		6,660,964

Air Freight & Logistics (1.0%):
1,140	C.H. Robinson Worldwide, Inc.	106,784
6,519	Expeditors International of Washington, Inc.	825,305
5,673	FedEx Corp.	1,692,426
38,506	United Parcel Service, Inc., Class B	8,008,093
4,198	XPO Logistics, Inc.*	587,258

		11,219,866

Airlines (0.1%):
33,969	Delta Air Lines, Inc.*	1,469,499

Auto Components (0.0%†):
2,625	Aptiv plc*	412,991
4,412	QuantumScape Corp.*^	129,095

		542,086

Automobiles (2.5%):
41,277	Tesla, Inc.*	28,055,977
1,151	Thor Industries, Inc.	130,063

		28,186,040

Banks (0.0%†):
3,997	Citizens Financial Group, Inc.	183,343
2,818	Western Alliance Bancorp	261,651

		444,994

Beverages (1.7%):
501	Boston Beer Co., Inc. (The), Class A*	511,421
2,204	Brown-Forman Corp., Class A	155,382
4,835	Brown-Forman Corp., Class B	362,335
145,842	Coca-Cola Co. (The)	7,891,511
18,324	Monster Beverage Corp.*	1,673,897
61,014	PepsiCo, Inc.	9,040,444

		19,634,990

Biotechnology (2.7%):
94,001	AbbVie, Inc.	10,588,273
2,506	Acceleron Pharma, Inc.*	314,478
6,228	Alnylam Pharmaceuticals, Inc.*	1,055,770
25,165	Amgen, Inc.	6,133,969
2,823	CureVac NV*	207,434
8,393	Exact Sciences Corp.*	1,043,334
14,078	Exelixis, Inc.*	256,501
8,404	Incyte Corp.*	707,028
6,863	Ionis Pharmaceuticals, Inc.*	273,765
2,346	Iovance Biotherapeutics, Inc.*	61,043
1,739	Mirati Therapeutics, Inc.*	280,901
17,998	Moderna, Inc.*	4,229,170
3,875	Natera, Inc.*	439,929

Shares		Value
Common Stocks, continued
Biotechnology, continued
5,036	Neurocrine Biosciences, Inc.*	$490,103
3,924	Novavax, Inc.*^	833,104
570	Regeneron Pharmaceuticals, Inc.*	318,368
2,931	Repligen Corp.*	585,086
4,214	Sarepta Therapeutics, Inc.*	327,596
6,861	Seagen, Inc.*	1,083,215
2,548	Ultragenyx Pharmaceutical, Inc.*	242,952
5,512	Verizon Communications, Inc.*	1,111,385

		30,583,404

Building Products (0.4%):
2,989	Advanced Drainage Systems, Inc.	348,428
3,630	Allegion plc	505,659
832	Armstrong World Industries, Inc.	89,240
3,185	AZEK Co., Inc. (The)*	135,235
21,633	Carrier Global Corp.	1,051,364
1,872	Fortune Brands Home & Security, Inc.	186,470
6,179	Trane Technologies plc	1,137,801
6,396	Trex Co., Inc.*	653,735

		4,107,932

Capital Markets (1.5%):
3,463	Ameriprise Financial, Inc.	861,871
9,486	Apollo Global Management, Inc.	590,029
6,422	Ares Management Corp., Class A	408,375
36,221	Blackstone Group, Inc. (The), Class A	3,518,508
2,037	FactSet Research Systems, Inc.	683,638
966	Goldman Sachs Group, Inc. (The)	366,626
4,230	LPL Financial Holdings, Inc.	570,965
1,986	MarketAxess Holdings, Inc.	920,690
8,182	Moody’s Corp.	2,964,911
1,031	Morningstar, Inc.	265,080
3,022	MSCI, Inc., Class A	1,610,968
9,068	S&P Global, Inc.	3,721,961
3,964	T. Rowe Price Group, Inc.	784,753

		17,268,375

Chemicals (0.8%):
1,964	Axalta Coating Systems, Ltd.*	59,882
2,179	Celanese Corp.	330,336
4,504	Chemours Co. (The)	156,739
2,862	Dow, Inc.	181,107
11,661	Ecolab, Inc.	2,401,816
1,457	FMC Corp.	157,648
1,719	Lyondellbasell Industries NV	176,834
5,310	PPG Industries, Inc.	901,479
3,962	RPM International, Inc.	351,350
2,049	Scotts Miracle-Gro Co. (The)	393,244
12,973	Sherwin Williams Co.	3,534,494
2,989	W.R. Grace & Co.	206,600

		8,851,529

Commercial Services & Supplies (0.4%):
4,439	Cintas Corp.	1,695,698
10,985	Copart, Inc.*	1,448,152
7,166	IAA, Inc.*	390,834

See accompanying notes to the financial statements.

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
515	MSA Safety, Inc.	$85,274
10,331	Rollins, Inc.	353,320
3,570	Waste Management, Inc.	500,193

		4,473,471

Communications Equipment (0.3%):
2,861	Arista Networks, Inc.*	1,036,569
10,664	CommScope Holding Co., Inc.*	227,250
5,174	Palo Alto Networks, Inc.*	1,919,813
413	Ubiquiti, Inc.	128,934

		3,312,566

Consumer Finance (0.5%):
22,053	American Express Co.	3,643,817
61	Credit Acceptance Corp.*^	27,701
8,908	Discover Financial Services	1,053,727
5,768	Synchrony Financial	279,863
653	Upstart Holdings, Inc.*	81,560

		5,086,668

Containers & Packaging (0.1%):
2,336	Avery Dennison Corp.	491,121
5,058	Ball Corp.	409,799
645	Crown Holdings, Inc.	65,926
4,229	Graphic Packaging Holding Co.	76,714
4,373	Sealed Air Corp.	259,100

		1,302,660

Distributors (0.1%):
2,082	Pool Corp.	954,930

Diversified Consumer Services (0.1%):
2,176	Bright Horizons Family Solutions, Inc.*	320,111
6,911	Chegg, Inc.*	574,373
3,112	Frontdoor, Inc.*	155,040
7,422	H&R Block, Inc.	174,269

		1,223,793

Electrical Equipment (0.4%):
7,009	Enphase Energy, Inc.*	1,287,063
3,260	Generac Holdings, Inc.*	1,353,389
26,597	Plug Power, Inc.*^	909,351
3,745	Rockwell Automation, Inc.	1,071,145
14,942	Vertiv Holdings Co.	407,917

		5,028,865

Electronic Equipment, Instruments & Components (0.6%):
22,071	Amphenol Corp., Class A	1,509,877
7,756	CDW Corp.	1,354,585
8,850	Cognex Corp.	743,842
1,102	Coherent, Inc.*	291,303
13,672	Corning, Inc.	559,185
163	IPG Photonics Corp.*	34,355
6,101	Jabil, Inc.	354,590
4,326	Keysight Technologies, Inc.*	667,978
4,860	Vontier Corp.	158,339
2,830	Zebra Technologies Corp., Class A*	1,498,457

		7,172,511

Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.0%†):
2,496	Halliburton Co.	$57,708

Entertainment (1.4%):
2,733	Live Nation Entertainment, Inc.*	239,384
385	Madison Square Garden Sports Corp., Class A*	66,440
23,081	Netflix, Inc.*	12,191,615
2,111	Playtika Holding Corp.*	50,326
15,647	Skillz, Inc.*	339,853
7,263	Spotify Technology SA*	2,001,610
1,208	Take-Two Interactive Software, Inc.*	213,840
4,927	Walt Disney Co. (The)*	866,019
2,489	World Wrestling Entertainment, Inc., Class A^	144,088
25,264	Zynga, Inc.*	268,556

		16,381,731

Equity Real Estate Investment Trusts (1.7%):
24,012	American Tower Corp.	6,486,602
2,358	Brookfield Property REIT, Inc., Class A	44,543
1,703	Brookfield Renewable Corp., Class A	71,424
1,769	Coresite Realty Corp.	238,107
22,918	Crown Castle International Corp.	4,471,302
3,376	Equinix, Inc.	2,709,578
4,875	Equity Lifestyle Properties, Inc.	362,261
620	Extra Space Storage, Inc.	101,568
10,718	Iron Mountain, Inc.	453,586
4,002	Lamar Advertising Co., Class A	417,889
6,124	Public Storage, Inc.	1,841,425
962	SBA Communications Corp.	306,589
15,067	Simon Property Group, Inc.	1,965,942

		19,470,816

Food & Staples Retailing (0.9%):
21,993	Costco Wholesale Corp.	8,701,970
25,914	Sysco Corp.	2,014,814

		10,716,784

Food Products (0.2%):
2,671	Beyond Meat, Inc.*^	420,656
2,168	Freshpet, Inc.*	353,298
6,673	Hershey Co. (The)	1,162,303
5,940	Kellogg Co.	382,120
1,929	Lamb Weston Holdings, Inc.	155,593
1,200	Pilgrim’s Pride Corp.*	26,616

		2,500,586

Health Care Equipment & Supplies (2.9%):
46,207	Abbott Laboratories	5,356,777
2,443	ABIOMED, Inc.*	762,485
4,216	Align Technology, Inc.*	2,575,976
1,754	Danaher Corp.	470,703
4,984	DexCom, Inc.*	2,128,168
33,448	Edwards Lifesciences Corp.*	3,464,209
4,557	IDEXX Laboratories, Inc.*	2,877,973
3,537	Insulet Corp.*	970,942

See accompanying notes to the financial statements.

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,282	Intuitive Surgical, Inc.*	$5,777,178
1,928	Masimo Corp.*	467,444
5,460	Novocure, Ltd.*	1,211,137
1,778	Penumbra, Inc.*	487,279
6,883	ResMed, Inc.	1,696,797
959	Steris plc	197,842
7,920	Stryker Corp.	2,057,062
2,777	Tandem Diabetes Care, Inc.*	270,480
440	Teleflex, Inc.	176,788
4,010	West Pharmaceutical Services, Inc.	1,439,991

		32,389,231

Health Care Providers & Services (0.6%):
2,498	agilon health, Inc.*^	101,344
1,728	Amedisys, Inc.*	423,239
9,124	Cardinal Health, Inc.	520,889
219	Chemed Corp.	103,915
2,614	DaVita, Inc.*	314,804
2,570	Encompass Health Corp.	200,537
4,530	Guardant Health, Inc.*	562,581
13,841	HCA Healthcare, Inc.	2,861,488
1,221	McKesson Corp.	233,504
466	Molina Healthcare, Inc.*	117,926
4,980	Oak Street Health, Inc.*	291,679
3,454	UnitedHealth Group, Inc.	1,383,120

		7,115,026

Health Care Technology (0.2%):
1,010	Certara, Inc.*	28,613
7,337	Veeva Systems, Inc., Class A*	2,281,440

		2,310,053

Hotels, Restaurants & Leisure (1.9%):
929	Boyd Gaming Corp.*	57,124
6,581	Caesars Entertainment, Inc.*	682,779
1,495	Chipotle Mexican Grill, Inc.*	2,317,758
1,850	Choice Hotels International, Inc.	219,891
1,959	Churchill Downs, Inc.	388,391
4,693	Darden Restaurants, Inc.	685,131
1,398	Domino’s Pizza, Inc.	652,153
16,139	DraftKings, Inc., Class A*	841,972
9,758	Hilton Worldwide Holdings, Inc.*	1,177,010
17,579	Las Vegas Sands Corp.*	926,238
14,461	Marriott International, Inc., Class A*	1,974,216
7,073	McDonald’s Corp.	1,633,792
2,562	Planet Fitness, Inc., Class A*	192,791
1,570	Six Flags Entertainment Corp.*	67,950
62,693	Starbucks Corp.	7,009,704
2,994	Travel + Leisure Co.	177,993
2,121	Vail Resorts, Inc.*	671,339
9,953	Wendy’s Co. (The)	233,099
3,074	Wyndham Hotels & Resorts, Inc.	222,219
5,615	Wynn Resorts, Ltd.*	686,714
1,598	Yum China Holdings, Inc.	105,868
1,244	Yum! Brands, Inc.	143,097

		21,067,229

Shares		Value
Common Stocks, continued
Household Durables (0.5%):
7,301	DR Horton, Inc.	$659,791
117	NVR, Inc.*	581,876
4,051	PulteGroup, Inc.	221,063
6,125	Roku, Inc.*	2,812,906
9,670	Tempur Sealy International, Inc.	378,967
2,418	Toll Brothers, Inc.	139,785
1,451	TopBuild Corp.*	286,979

		5,081,367

Household Products (0.4%):
691	Church & Dwight Co., Inc.	58,887
5,357	Clorox Co. (The)	963,778
23,539	Colgate-Palmolive Co.	1,914,898
9,018	Kimberly-Clark Corp.	1,206,428

		4,143,991

Independent Power and Renewable Electricity Producers (0.0%†):
4,872	NRG Energy, Inc.	196,342

Industrial Conglomerates (0.3%):
4,493	3M Co.	892,445
1,045	Carlisle Cos., Inc.	199,992
7,986	Honeywell International, Inc.	1,751,729

		2,844,166

Insurance (0.3%):
79	Alleghany Corp.*	52,699
7,009	Aon plc, Class A	1,673,469
4,936	Arch Capital Group, Ltd.*	192,208
542	Brown & Brown, Inc.	28,802
823	Erie Indemnity Co., Class A	159,127
478	Everest Re Group, Ltd.	120,461
110	GoHealth, Inc., Class A*	1,233
1,122	Lincoln National Corp.	70,506
120	Markel Corp.*	142,405
3,189	Marsh & McLennan Cos., Inc.	448,629
1,153	RenaissanceRe Holdings, Ltd.	171,589

		3,061,128

Interactive Media & Services (10.4%):
13,779	Alphabet, Inc., Class A*	33,645,424
12,992	Alphabet, Inc., Class C*	32,562,109
127,340	Facebook, Inc., Class A*	44,277,391
14,342	Match Group, Inc.*	2,312,648
29,056	Pinterest, Inc., Class A*	2,293,971
3,205	TripAdvisor, Inc.*	129,162
4,354	Twitter, Inc.*	299,599
6,792	Vimeo, Inc.*	332,808
3,156	Zillow Group, Inc., Class A*	386,705
8,713	Zillow Group, Inc., Class C*	1,064,903

		117,304,720

Internet & Direct Marketing Retail (8.0%):
23,094	Amazon.com, Inc.*	79,447,055
2,217	Booking Holdings, Inc.*	4,850,996
3,922	DoorDash, Inc., Class A*^	699,410

See accompanying notes to the financial statements.

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
36,221	eBay, Inc.	$2,543,076
6,731	Etsy, Inc.*	1,385,509
7,503	Expedia Group, Inc.*	1,228,316
2,222	Wayfair, Inc., Class A*^	701,508

		90,855,870

IT Services (7.8%):
27,204	Accenture plc, Class A	8,019,467
20,817	Automatic Data Processing, Inc.	4,134,673
7,195	Booz Allen Hamilton Holding Corp.	612,870
6,147	Broadridge Financial Solutions, Inc.	992,925
2,904	EPAM Systems, Inc.*	1,483,828
1,905	Euronet Worldwide, Inc.*	257,842
2,164	Fiserv, Inc.*	231,310
992	FleetCor Technologies, Inc.*	254,011
4,652	Gartner, Inc.*	1,126,714
487	Genpact, Ltd.	22,124
910	GoDaddy, Inc., Class A*	79,134
1,024	Jack Henry & Associates, Inc.	167,434
46,556	MasterCard, Inc., Class A	16,997,130
2,846	MongoDB, Inc.*	1,028,886
6,317	Okta, Inc.*	1,545,644
14,929	Paychex, Inc.	1,601,882
62,520	PayPal Holdings, Inc.*	18,223,330
16,862	Sabre Corp.*	210,438
2,281	Shift4 Payments, Inc., Class A*	213,775
5,973	Snowflake, Inc., Class A*	1,444,271
20,776	Square, Inc., Class A*	5,065,189
10,759	StoneCo, Ltd., Class A*	721,499
4,366	Switch, Inc., Class A	92,166
4,829	Teradata Corp.*	241,305
2,420	Twilio, Inc., Class A*	953,867
90,064	Visa, Inc., Class A	21,058,764
4,590	Western Union Co. (The.)	105,432
1,592	WEX, Inc.*	308,689
2,833	Wix.com, Ltd.*	822,363

		88,016,962

Leisure Products (0.3%):
529	Brunswick Corp.	52,699
18,528	Mattel, Inc.*	372,413
14,033	Peloton Interactive, Inc., Class A*	1,740,372
2,127	Polaris, Inc.	291,314
4,546	YETI Holdings, Inc.*	417,414

		2,874,212

Life Sciences Tools & Services (1.4%):
4,444	10X Genomics, Inc., Class A*	870,224
4,393	Adaptive Biotechnologies Corp.*	179,498
14,492	Agilent Technologies, Inc.	2,142,063
30,813	Avantor, Inc.*	1,094,170
1,974	Bio-Techne Corp.	888,813
5,437	Bruker Corp.	413,103
2,359	Charles River Laboratories International, Inc.*	872,641
7,956	Illumina, Inc.*	3,764,859
5,009	IQVIA Holdings, Inc.*	1,213,781
4,010	Maravai LifeSciences Holdings, Inc., Class A*	167,337
1,220	Mettler-Toledo International, Inc.*	1,690,115
3,481	PPD, Inc.*	160,439

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,163	Sotera Health Co.*	$100,870
554	Syneos Health, Inc.*	49,577
1,881	Thermo Fisher Scientific, Inc.	948,908
3,022	Waters Corp.*	1,044,433

		15,600,831

Machinery (1.5%):
325	AGCO Corp.	42,373
4,130	Allison Transmission Holdings, Inc.	164,126
25,131	Caterpillar, Inc.	5,469,260
14,999	Deere & Co.	5,290,297
840	Donaldson Co., Inc.	53,365
5,540	Graco, Inc.	419,378
15,009	Illinois Tool Works, Inc.	3,355,412
3,051	Lincoln Electric Holdings, Inc.	401,847
881	Middleby Corp. (The)*	152,642
527	Nordson Corp.	115,682
1,135	Parker-Hannifin Corp.	348,570
5,220	Toro Co. (The)	573,574
6,270	Xylem, Inc.	752,149

		17,138,675

Media (0.5%):
7,952	Altice USA, Inc., Class A*	271,481
152	Cable One, Inc.	290,747
6,624	Charter Communications, Inc., Class A*	4,778,885
149	Nexstar Media Group, Inc., Class A	22,034

		5,363,147

Metals & Mining (0.1%):
22,798	Freeport-McMoRan, Inc.	846,034
4,080	Southern Copper Corp.	262,426
1,994	Steel Dynamics, Inc.	118,842

		1,227,302

Multiline Retail (0.4%):
5,447	Dollar General Corp.	1,178,676
4,950	Nordstrom, Inc.*	181,022
11,850	Target Corp.	2,864,619

		4,224,317

Oil, Gas & Consumable Fuels (0.3%):
12,589	Cheniere Energy, Inc.*	1,091,970
1,068	Cimarex Energy Co.	77,377
4,550	Diamondback Energy, Inc.	427,199
3,691	EOG Resources, Inc.	307,977
1,002	Hess Corp.	87,495
1,407	New Fortress Energy, Inc.	53,297
5,705	Occidental Petroleum Corp.	178,395
5,117	Pioneer Natural Resources Co.	831,615
313	Texas Pacific Land Corp.	500,719

		3,556,044

Personal Products (0.3%):
12,175	Estee Lauder Co., Inc. (The), Class A	3,872,624
875	Herbalife Nutrition, Ltd.*	46,139

		3,918,763

See accompanying notes to the financial statements.

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals (1.2%):
2,028	Catalent, Inc.*	$219,267
35,628	Eli Lilly & Co.	8,177,339
2,170	Horizon Therapeutics plc*	203,199
10,231	Royalty Pharma plc, Class A	419,369
23,946	Zoetis, Inc.	4,462,576

		13,481,750

Professional Services (0.4%):
16,160	CoStar Group, Inc.*	1,338,371
2,460	Equifax, Inc.	589,195
5,119	Robert Half International, Inc.	455,437
6,948	TransUnion	762,960
5,374	Verisk Analytics, Inc.	938,945

		4,084,908

Real Estate Management & Development (0.0%†):
941	CBRE Group, Inc., Class A*	80,672
3,703	Opendoor Technologies, Inc.*^	65,654

		146,326

Road & Rail (1.1%):
3,967	J.B. Hunt Transport Services, Inc.	646,423
1,286	Kansas City Southern	364,414
1,636	Landstar System, Inc.	258,521
14,903	Lyft, Inc., Class A*	901,333
5,004	Old Dominion Freight Line, Inc.	1,270,015
73,476	Uber Technologies, Inc.*	3,682,617
22,337	Union Pacific Corp.	4,912,576

		12,035,899

Semiconductors & Semiconductor Equipment (7.4%):
64,391	Advanced Micro Devices, Inc.*	6,048,247
779	Allegro MicroSystems, Inc.*	21,578
2,880	Analog Devices, Inc.	495,821
48,706	Applied Materials, Inc.	6,935,734
21,240	Broadcom, Inc.	10,128,082
3,205	Brooks Automation, Inc.	305,372
6,911	Entegris, Inc.	849,846
8,411	KLA Corp.	2,726,930
7,742	Lam Research Corp.	5,037,719
13,474	Maxim Integrated Products, Inc.	1,419,621
11,171	Microchip Technology, Inc.	1,672,746
8,226	Micron Technology, Inc.*	699,045
2,320	MKS Instruments, Inc.	412,844
2,416	Monolithic Power Systems, Inc.	902,255
31,823	NVIDIA Corp.	25,461,582
4,500	NXP Semiconductors NV	925,740
12,173	ON Semiconductor Corp.*	465,982
60,019	Qualcomm, Inc.	8,578,516
4,138	Skyworks Solutions, Inc.	793,462
9,032	Teradyne, Inc.	1,209,927
30,469	Texas Instruments, Inc.	5,859,189
2,316	Universal Display Corp.	514,916
13,203	Xilinx, Inc.	1,909,682

		83,374,836

Shares		Value
Common Stocks, continued
Software (17.3%):
25,403	Adobe, Inc.*	$14,877,013
2,714	Alteryx, Inc., Class A*	233,458
7,356	Anaplan, Inc.*	392,075
1,926	ANSYS, Inc.*	668,438
3,313	Aspen Technology, Inc.*	455,670
7,089	Atlassian Corp. plc, Class A*	1,820,881
11,712	Autodesk, Inc.*	3,418,733
4,544	Avalara, Inc.*	735,219
7,164	Bentley Systems, Inc., Class B^	464,084
4,013	Bill.com Holdings, Inc.*	735,101
758	C3.ai, Inc., Class A*^	47,398
14,940	Cadence Design Systems, Inc.*	2,044,091
994	CDK Global, Inc.	49,392
1,852	Citrix Systems, Inc.	217,184
12,597	Cloudflare, Inc., Class A*	1,333,266
3,725	Coupa Software, Inc.*	976,360
8,528	Crowdstrike Holdings, Inc., Class A*	2,143,172
12,045	Datadog, Inc., Class A*	1,253,644
10,139	DocuSign, Inc.*	2,834,560
16,197	Dropbox, Inc., Class A*	490,931
3,390	Duck Creek Technologies, Inc.*^	147,499
10,097	Dynatrace, Inc.*	589,867
3,562	Elastic NV*	519,197
1,816	Everbridge, Inc.*	247,121
1,542	Fair Isaac Corp.*	775,133
3,182	FireEye, Inc.*	64,340
3,395	Five9, Inc.*	622,609
7,161	Fortinet, Inc.*	1,705,679
2,180	Globant SA*	477,812
2,368	HubSpot, Inc.*	1,379,881
13,682	Intuit, Inc.	6,706,506
869	Jamf Holding Corp.*	29,172
1,792	Manhattan Associates, Inc.*	259,553
1,348	McAfee Corp., Class A	37,771
5,182	Medallia, Inc.*	174,893
400,989	Microsoft Corp.	108,627,920
2,171	nCino, Inc.*^	130,086
2,858	New Relic, Inc.*	191,400
7,740	NortonLifeLock, Inc.	210,683
5,754	Nuance Communications, Inc.*	313,248
10,085	Nutanix, Inc., Class A*	385,449
86,321	Oracle Corp.	6,719,227
86,348	Palantir Technologies, Inc., Class A*	2,276,133
2,649	Paycom Software, Inc.*	962,832
2,003	Paylocity Holding Corp.*	382,172
1,834	Pegasystems, Inc.	255,274
2,999	Proofpoint, Inc.*	521,106
5,771	PTC, Inc.*	815,211
4,290	RingCentral, Inc., Class A*	1,246,588
7,399	salesforce.com, Inc.*	1,807,354
10,556	ServiceNow, Inc.*	5,801,050
27,105	Slack Technologies, Inc., Class A*	1,200,751
6,276	Smartsheet, Inc., Class A*	453,880
8,643	Splunk, Inc.*	1,249,605

See accompanying notes to the financial statements.

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
5,113	Synopsys, Inc.*	$1,410,114
22,640	The Trade Desk, Inc., Class A*	1,751,430
1,853	Tyler Technologies, Inc.*	838,242
7,820	Unity Software, Inc.*	858,871
1,585	Vmware, Inc., Class A*	253,552
9,697	Workday, Inc., Class A*	2,315,062
6,191	Zendesk, Inc.*	893,609
11,354	Zoom Video Communications, Inc., Class A*	4,394,339
3,854	Zscaler, Inc.*	832,695

		196,025,586

Specialty Retail (3.7%):
250	AutoZone, Inc.*	373,055
3,057	Best Buy Co, Inc.	351,494
3,322	Burlington Stores, Inc.*	1,069,651
785	CarMax, Inc.*	101,383
4,098	Carvana Co.*	1,236,858
2,937	Five Below, Inc.*	567,634
4,963	Floor & Decor Holdings, Inc., Class A*	524,589
3,143	GameStop Corp., Class A*^	673,042
57,216	Home Depot, Inc. (The)	18,245,610
7,231	L Brands, Inc.	521,066
5,131	Leslie’s, Inc.*^	141,051
38,184	Lowe’s Cos., Inc.	7,406,550
1,118	O’Reilly Automotive, Inc.*	633,023
1,468	Petco Health & Wellness Co., Inc.*^	32,898
912	RH*	619,248
18,620	Ross Stores, Inc.	2,308,880
64,156	TJX Cos., Inc. (The)	4,325,398
6,262	Tractor Supply Co.	1,165,108
2,859	Ulta Beauty, Inc.*	988,556
1,529	Vroom, Inc.*^	64,004
3,024	Williams-Sonoma, Inc.^	482,782

		41,831,880

Technology Hardware, Storage & Peripherals (10.3%):
835,365	Apple, Inc.	114,411,590
7,102	Dell Technologies, Inc., Class C*	707,856
23,009	HP, Inc.	694,642
2,302	NCR Corp.*	104,994
7,841	NetApp, Inc.	641,551
13,258	Pure Storage, Inc., Class A*	258,929

		116,819,562

Shares, Principal Amount		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.2%):
202	Deckers Outdoor Corp.*	$77,582
11,026	Hanesbrands, Inc.	205,855
6,154	Lululemon Athletica, Inc.*	2,246,025
65,918	Nike, Inc., Class B	10,183,672
1,483	Tapestry, Inc.*	64,481
11,067	VF Corp.	907,937

		13,685,552

Thrifts & Mortgage Finance (0.0%†):
7,189	Rocket Cos., Inc., Class A^	139,107

Tobacco (0.2%):
54,772	Altria Group, Inc.	2,611,529

Trading Companies & Distributors (0.3%):
27,054	Fastenal Co.	1,406,809
1,220	SiteOne Landscape Supply, Inc.*	206,497
1,334	United Rentals, Inc.*	425,560
2,050	W.W. Grainger, Inc.	897,900

		2,936,766

Total Common Stocks (Cost $502,401,856)		1,122,115,845

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
5,741,071	BlackRock Liquidity FedFund, Institutional Class , 0.04%(a)(b)	5,741,071

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $5,741,071)		5,741,071

Unaffiliated Investment Company (0.9%):
Money Markets (0.9%):
9,907,604	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	9,907,604

Total Unaffiliated Investment Company (Cost $9,907,604)		9,907,604

Total Investment Securities
(Cost $518,050,531) — 100.6%		1,137,764,520
Net other assets (liabilities) — (0.6)%		(6,840,834)

Net Assets — 100.0%		$1,130,923,686

Percentages indicated are based on net assets as of June 30, 2021.

REIT—Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $5,617,670.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.
(b)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

NASDAQ 100 E-Mini September Futures (U.S. Dollar)	9/17/21	32	$9,311,360	$214,544

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	8	1,715,440	20,107

				$234,651

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in non-affiliates, at cost	$518,050,531

Investments in non-affiliates, at value(a)	$1,137,764,520
Cash	2,587
Deposit at broker for futures contracts collateral	606,200
Interest and dividends receivable	357,152
Receivable for investments sold	605,280
Reclaims receivable	245
Prepaid expenses	59,413

Total Assets	1,139,395,397

Liabilities:
Payable for capital shares redeemed	2,065,213
Payable for collateral received on loaned securities	5,741,071
Payable for variation margin on futures contracts	7,971
Manager fees payable	318,659
Administration fees payable	3,759
Distribution fees payable	212,421
Custodian fees payable	4,263
Administrative and compliance services fees payable	2,529
Transfer agent fees payable	2,781
Trustee fees payable	13,097
Other accrued liabilities	99,947

Total Liabilities	8,471,711

Net Assets	$1,130,923,686

Net Assets Consist of:
Paid in capital	$279,298,451
Total distributable earnings	851,625,235

Net Assets	$1,130,923,686

Class 1
Net Assets	$76,368,101
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,610,153
Net Asset Value (offering and redemption price per share)	$16.57

Class 2
Net Assets	$1,054,555,585
Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,308,420
Net Asset Value (offering and redemption price per share)	$23.80

(a)	Includes securities on loan of $5,617,670.

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$4,170,239
Income from securities lending	9,405

Total Investment Income	4,179,644

Expenses:
Manager fees	2,382,318
Administration fees	27,818
Distribution fees—Class 2	1,264,501
Custodian fees	14,477
Administrative and compliance services fees	8,419
Transfer agent fees	6,459
Trustee fees	29,895
Professional fees	26,320
Shareholder reports	20,927
Other expenses	117,675

Total expenses before reductions	3,898,809
Less expenses voluntarily waived/reimbursed by the Manager	(487,301)

Net expenses	3,411,508

Net Investment Income/(Loss)	768,136

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	99,668,164
Net realized gains/(losses) on futures contracts	1,292,528
Change in net unrealized appreciation/depreciation on securities	30,628,035
Change in net unrealized appreciation/depreciation on futures contracts	(51,836)

Net realized and Change in net unrealized gains/losses on investments	131,536,891

Change in Net Assets Resulting From Operations	$132,305,027

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$768,136	$3,113,848
Net realized gains/(losses) on investments	100,960,692	129,780,903
Change in unrealized appreciation/depreciation on investments	30,576,199	187,695,816

Change in net assets resulting from operations	132,305,027	320,590,567

Distributions to Shareholders:
Class 1	—	(5,195,430)
Class 2	—	(50,788,801)

Change in net assets resulting from distributions to shareholders	—	(55,984,231)

Capital Transactions:
Class 1
Proceeds from shares issued	75,462	251,516
Proceeds from dividends reinvested	—	5,195,429
Value of shares redeemed	(3,439,454)	(7,479,821)

Total Class 1 Shares	(3,363,992)	(2,032,876)

Class 2
Proceeds from shares issued	42,282,880	95,020,376
Proceeds from dividends reinvested	—	50,788,801
Value of shares redeemed	(106,553,755)	(270,605,078)

Total Class 2 Shares	(64,270,875)	(124,795,901)

Change in net assets resulting from capital transactions	(67,634,867)	(126,828,777)

Change in net assets	64,670,160	137,777,559
Net Assets:
Beginning of period	1,066,253,526	928,475,967

End of period	$1,130,923,686	$1,066,253,526

Share Transactions:
Class 1
Shares issued	5,114	21,604
Dividends reinvested	—	390,048
Shares redeemed	(225,992)	(591,577)

Total Class 1 Shares	(220,878)	(179,925)

Class 2
Shares issued	1,965,440	6,195,131
Dividends reinvested	—	2,649,390
Shares redeemed	(4,800,590)	(15,818,600)

Total Class 2 Shares	(2,835,150)	(6,974,079)

Change in shares	(3,056,028)	(7,154,004)

Amounts	shown as “ —” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$14.68		$11.46	$10.12	$11.74	$10.28	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.07 (a)	0.10 (a)	0.13	0.14	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.86		4.28	3.28	(0.20)	2.73	0.25

Total from Investment Activities	1.89		4.35	3.38	(0.07)	2.87	0.28

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.18)	(0.20)	(0.05)	—
Net Realized Gains	—		(0.98)	(1.86)	(1.35)	(1.36)	—

Total Dividends	—		(1.13)	(2.04)	(1.55)	(1.41)	—

Net Asset Value, End of Period	$16.57		$14.68	$11.46	$10.12	$11.74	$10.28

Total Return(b)	12.87	%(c)	39.03%	35.53%	(1.86)%	29.19%	2.80	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$76,368		$70,903	$57,430	$48,665	$55,307	$49,297
Net Investment Income/(Loss)(d)	0.37%		0.56%	0.86%	0.96%	1.04%	1.26%
Expenses Before Reductions(d)(e)	0.49%		0.52%	0.51%	0.50%	0.50%	0.50%
Expenses Net of Reductions(d)	0.40%		0.43%	0.43%	0.43%	0.45%	0.45%
Portfolio Turnover Rate(f)	16%		22%	15%	17%	12%	158	%(g)

Class 2
Net Asset Value, Beginning of Period	$21.11		$16.10	$13.53	$15.21	$12.99	$15.32

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.06 (a)	0.10 (a)	0.15	0.13	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	2.68		6.04	4.46	(0.33)	3.49	0.84

Total from Investment Activities	2.69		6.10	4.56	(0.18)	3.62	0.88

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.13)	(0.15)	(0.04)	(0.16)
Net Realized Gains	—		(0.98)	(1.86)	(1.35)	(1.36)	(3.05)

Total Dividends	—		(1.09)	(1.99)	(1.50)	(1.40)	(3.21)

Net Asset Value, End of Period	$23.80		$21.11	$16.10	$13.53	$15.21	$12.99

Total Return(b)	12.74	%(c)	38.58%	35.28%	(2.14)%	28.89%	6.43%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,054,556		$995,350	$871,046	$775,621	$1,046,158	$1,065,322
Net Investment Income/(Loss)(d)	0.13%		0.31%	0.61%	0.71%	0.79%	0.99%
Expenses Before Reductions(d)(e)	0.74%		0.77%	0.76%	0.75%	0.75%	0.77%
Expenses Net of Reductions(d)	0.65%		0.68%	0.68%	0.68%	0.70%	0.72%
Portfolio Turnover Rate(f)	16%		22%	15%	17%	12%	158	%(g)

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 158%.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $920 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $5,741,071 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $16.6 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$234,651	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$1,292,528	$(51,836)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Growth Index Fund Class 1	0.44%	0.59%

AZL Russell 1000 Growth Index Fund Class 2	0.44%	0.84%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022..

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$1,122,115,845	$—	$—	$1,122,115,845
Short-Term Security Held as Collateral for Securities on Loan	5,741,071	—	—	5,741,071
Unaffiliated Investment Company	9,907,604	—	—	9,907,604

Total Investment Securities	1,137,764,520	—	—	1,137,764,520

Other Financial Instruments:*
Futures Contracts	234,651	—	—	234,651

Total Investments	$1,137,999,171	$—	$—	$1,137,999,171

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Growth Index Fund	$172,921,833	$234,948,466

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $483,784,521. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$590,470,983
Unrealized (depreciation)	(3,764,472)

Net unrealized appreciation/(depreciation)	$586,706,511

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Growth Index Fund	$7,875,714	$48,108,517	$55,984,231

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Growth Index Fund	$3,122,661	$129,491,036	$—	$586,706,511	$719,320,208

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

AZL Russell 1000 Growth Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD
Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%
Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%
Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%
Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%
Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%
Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%
Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%
AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%
AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%
AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%
AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%
AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

18

FUND		FOR	AGAINST	ABSTAIN
AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%
AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%
AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%
AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN
AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%
AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%
AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%
AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%
AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%
AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%
AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%
AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%
AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%
AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%
AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%
AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%
AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%
AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%
AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%
AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%
AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

20

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Special Joint Meeting of Shareholders Page 21

Other Information Page 24

Statement Regarding the Trust’s Liquidity Risk Management Program Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,167.40	$2.15	0.40%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,165.90	$3.49	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.81	$2.01	0.40%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.57	$3.26	0.65%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	20.6%

Health Care	17.1

Industrials	11.8

Information Technology	10.3

Communication Services	8.4

Consumer Staples	7.1

Consumer Discretionary	5.7

Energy	5.1

Utilities	4.7

Real Estate	4.5

Materials	3.8

Total Common Stocks	99.1

Unaffiliated Investment Company	0.9

Short-Term Security Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.3

Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (2.6%):
32,797	Boeing Co. (The)*	$7,856,849
1,432	BWX Technologies, Inc.	83,228
2,716	Curtiss-Wright Corp.	322,552
15,400	General Dynamics Corp.	2,899,204
1,887	HEICO Corp.	263,086
3,264	HEICO Corp., Class A	405,324
4,683	Hexcel Corp.*	292,219
22,155	Howmet Aerospace, Inc.*	763,683
2,444	Huntington Ingalls Industries, Inc.	515,073
12,511	L3harris Technologies, Inc.	2,704,253
1,924	Lockheed Martin Corp.	727,945
3,388	Mercury Systems, Inc.*	224,557
8,450	Northrop Grumman Corp.	3,070,983
92,871	Raytheon Technologies Corp.	7,922,825
4,533	Spirit AeroSystems Holdings, Inc., Class A	213,912
2,827	Teledyne Technologies, Inc.*	1,184,032
13,663	Textron, Inc.	939,605
2,250	TransDigm Group, Inc.*	1,456,402
12	Virgin Galactic Holdings, Inc.*	552

		31,846,284

Air Freight & Logistics (0.3%):
6,412	C.H. Robinson Worldwide, Inc.	600,612
2,785	Expeditors International of Washington, Inc.	352,581
8,480	FedEx Corp.	2,529,838
803	XPO Logistics, Inc.*	112,332

		3,595,363

Airlines (0.4%):
7,663	Alaska Air Group, Inc.*	462,156
39,486	American Airlines Group, Inc.*	837,498
1,589	Copa Holdings SA, Class A*	119,699
18,964	JetBlue Airways Corp.*	318,216
35,695	Southwest Airlines Co.*	1,895,048
19,905	United Airlines Holdings, Inc.*	1,040,832

		4,673,449

Auto Components (0.3%):
13,483	Aptiv plc*	2,121,280
14,686	BorgWarner, Inc.	712,858
13,914	Gentex Corp.	460,414
3,517	Lear Corp.	616,460
2,456	QuantumScape Corp.*^	71,863

		3,982,875

Automobiles (0.7%):
239,040	Ford Motor Co.*	3,552,134
84,235	General Motors Co.*	4,984,185
9,156	Harley-Davidson, Inc.	419,528
1,932	Thor Industries, Inc.	218,316

		9,174,163

Banks (8.3%):
461,708	Bank of America Corp.	19,036,221
2,737	Bank of Hawaii Corp.	230,510
7,332	Bank OZK	309,117
1,587	BOK Financial Corp.	137,434
126,607	Citigroup, Inc.	8,957,445
21,491	Citizens Financial Group, Inc.	985,792
8,249	Comerica, Inc.	588,484

Shares		Value
Common Stocks, continued
Banks, continued
6,807	Commerce Bancshares, Inc.	$507,530
3,746	Cullen/Frost Bankers, Inc.	419,552
8,248	East West Bancorp, Inc.	591,299
18,027	F.N.B. Corp.	222,273
42,332	Fifth Third Bancorp	1,618,352
334	First Citizens BancShares, Inc., Class A	278,135
8,986	First Hawaiian, Inc.	254,663
32,235	First Horizon Corp.	557,021
10,723	First Republic Bank	2,007,024
89,536	Huntington Bancshares, Inc.	1,277,679
184,196	JPMorgan Chase & Co.	28,649,846
59,080	KeyCorp	1,220,002
7,930	M&T Bank Corp.	1,152,308
6,557	PacWest Bancorp	269,886
25,609	People’s United Financial, Inc.	438,938
4,209	Pinnacle Financial Partners, Inc.	371,613
25,936	PNC Financial Services Group, Inc. (The)	4,947,551
4,750	Popular, Inc.	356,487
5,386	Prosperity Bancshares, Inc.	386,715
58,603	Regions Financial Corp.	1,182,609
3,558	Signature Bank	874,023
10,668	Sterling Bancorp	264,460
3,309	SVB Financial Group*	1,841,227
8,237	Synovus Financial Corp.	361,440
82,197	Truist Financial Corp.	4,561,933
82,202	U.S. Bancorp	4,683,048
12,073	Umpqua Holdings Corp.	222,747
5,390	Webster Financial Corp.	287,503
253,388	Wells Fargo & Co.	11,475,942
2,905	Western Alliance Bancorp	269,729
3,120	Wintrust Financial Corp.	235,966
9,782	Zions Bancorp	517,077

		102,549,581

Beverages (0.9%):
1,395	Brown-Forman Corp., Class A	98,347
5,695	Brown-Forman Corp., Class B	426,783
69,923	Coca-Cola Co. (The)	3,783,534
9,776	Constellation Brands, Inc., Class C	2,286,509
41,997	Keurig Dr Pepper, Inc.	1,479,974
11,408	Molson Coors Brewing Co., Class B*	612,496
1,698	Monster Beverage Corp.*	155,112
14,383	PepsiCo, Inc.	2,131,129

		10,973,884

Biotechnology (1.6%):
13,527	Alexion Pharmaceuticals, Inc.*	2,485,045
6,235	Amgen, Inc.	1,519,781
9,174	Biogen, Inc.*	3,176,681
11,172	BioMarin Pharmaceutical, Inc.*	932,192
784	Exact Sciences Corp.*	97,459
3,118	Exelixis, Inc.*	56,810
76,848	Gilead Sciences, Inc.	5,291,753
1,643	Incyte Corp.*	138,225
498	Ionis Pharmaceuticals, Inc.*	19,865
6,199	Iovance Biotherapeutics, Inc.*	161,298
448	Mirati Therapeutics, Inc.*	72,365
243	Natera, Inc.*	27,588
5,485	Regeneron Pharmaceuticals, Inc.*	3,063,592

See accompanying notes to the financial statements.

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
143	Repligen Corp.*	$28,546
3,623	Sage Therapeutics, Inc.*	205,823
880	Seagen, Inc.*	138,934
1,019	Ultragenyx Pharmaceutical, Inc.*	97,162
2,543	United Therapeutics Corp.*	456,240
9,521	Verizon Communications, Inc.*	1,919,719

		19,889,078

Building Products (0.8%):
7,730	A.O. Smith Corp.	557,024
1,310	Allegion plc	182,483
1,486	Armstrong World Industries, Inc.	159,388
3,014	AZEK Co., Inc. (The)*	127,974
12,616	Builders FirstSource, Inc.*	538,199
28,295	Carrier Global Corp.	1,375,137
6,284	Fortune Brands Home & Security, Inc.	625,949
43,839	Johnson Controls International plc	3,008,671
2,066	Lennox International, Inc.	724,753
14,940	Masco Corp.	880,115
6,298	Owens Corning	616,574
7,469	Trane Technologies plc	1,375,342

		10,171,609

Capital Markets (4.8%):
2,517	Affiliated Managers Group, Inc.	388,147
3,197	Ameriprise Financial, Inc.	795,669
1,184	Ares Management Corp., Class A	75,291
49,785	Bank of New York Mellon Corp. (The)	2,550,486
8,730	BlackRock, Inc., Class A+	7,638,488
10,133	Carlyle Group, Inc. (The)	470,982
6,556	Cboe Global Markets, Inc.	780,492
96,129	Charles Schwab Corp. (The)	6,999,152
22,121	CME Group, Inc.	4,704,694
2,235	Evercore, Inc., Class A	314,621
344	FactSet Research Systems, Inc.	115,450
18,217	Franklin Resources, Inc.	582,762
19,124	Goldman Sachs Group, Inc. (The)	7,258,132
5,113	Interactive Brokers Group, Inc., Class A	336,077
34,159	Intercontinental Exchange, Inc.	4,054,673
20,507	Invesco, Ltd.	548,152
3,671	Janus Henderson Group plc	142,471
34,305	KKR & Co., Inc., Class A	2,032,228
6,699	Lazard, Ltd., Class A	303,130
566	Moody’s Corp.	205,101
85,141	Morgan Stanley	7,806,578
171	Morningstar, Inc.	43,966
1,439	MSCI, Inc., Class A	767,102
6,967	Nasdaq, Inc.	1,224,799
12,643	Northern Trust Corp.	1,461,784
7,187	Raymond James Financial, Inc.	933,591
4,315	S&P Global, Inc.	1,771,092
6,516	SEI Investments Co.	403,797
21,352	State Street Corp.	1,756,843
6,454	Stifel Financial Corp.	418,606
9,266	T. Rowe Price Group, Inc.	1,834,390
6,490	Tradeweb Markets, Inc., Class A	548,794
5,830	Virtu Financial, Inc., Class A	161,083

		59,428,623

Shares		Value
Common Stocks, continued
Chemicals (2.0%):
13,546	Air Products & Chemicals, Inc.	$3,896,913
6,945	Albemarle Corp.	1,169,955
3,678	Ashland Global Holdings, Inc.	321,825
10,370	Axalta Coating Systems, Ltd.*	316,181
4,355	Celanese Corp.	660,218
12,929	CF Industries Holdings, Inc.	665,197
4,833	Chemours Co. (The)	168,188
45,153	Corteva, Inc.	2,002,536
1,541	Diversey Holdings, Ltd.*	27,599
42,495	Dow, Inc.	2,689,084
32,569	DuPont de Nemours, Inc.	2,521,166
8,241	Eastman Chemical Co.	962,137
1,856	Ecolab, Inc.	382,280
15,345	Element Solutions, Inc.	358,766
5,883	FMC Corp.	636,541
14,044	Huntsman Corp.	372,447
15,223	International Flavors & Fragrances, Inc.	2,274,316
10,356	Lyondellbasell Industries NV	1,065,322
3,752	LyondellBasell Industries NV, Class A	385,968
20,884	Mosaic Co. (The)	666,408
414	NewMarket Corp.	133,300
8,031	Olin Corp.	371,514
8,349	PPG Industries, Inc.	1,417,410
3,297	RPM International, Inc.	292,378
11,928	Valvoline, Inc.	387,183
1,610	Westlake Chemical Corp.	145,045

		24,289,877

Commercial Services & Supplies (0.5%):
10,882	ADT, Inc.	117,417
342	Cintas Corp.	130,644
3,034	Clean Harbors, Inc.*	282,587
2,835	Driven Brands Holdings, Inc.*	87,658
1,573	MSA Safety, Inc.	260,457
12,938	Republic Services, Inc., Class A	1,423,309
722	Rollins, Inc.	24,693
5,404	Stericycle, Inc.*	386,656
21,694	Waste Management, Inc.	3,039,546

		5,752,967

Communications Equipment (1.5%):
392	Arista Networks, Inc.*	142,026
9,906	Ciena Corp.*	563,552
258,800	Cisco Systems, Inc.	13,716,400
3,637	F5 Networks, Inc.*	678,882
19,049	Juniper Networks, Inc.	520,990
4,748	Lumentum Holdings, Inc.*	389,479
10,168	Motorola Solutions, Inc.	2,204,931
4,311	ViaSat, Inc.*	214,860

		18,431,120

Construction & Engineering (0.2%):
8,408	AECOM*	532,394
7,828	Jacobs Engineering Group, Inc.	1,044,412
3,470	MasTec, Inc.*	368,167
8,517	Quanta Services, Inc.	771,385
1,387	Valmont Industries, Inc.	327,401

		3,043,759

See accompanying notes to the financial statements.

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials (0.2%):
2,326	Eagle Materials, Inc., Class A	$330,548
3,786	Martin Marietta Materials, Inc.	1,331,953
7,932	Vulcan Materials Co.	1,380,723

		3,043,224

Consumer Finance (0.9%):
22,808	Ally Financial, Inc.	1,136,751
14,548	American Express Co.	2,403,766
27,493	Capital One Financial Corp.	4,252,892
593	Credit Acceptance Corp.*^	269,287
8,389	Discover Financial Services	992,335
5,527	OneMain Holdings, Inc.	331,123
3,625	Santander Consumer USA Holdings, Inc.	131,660
19,991	SLM Corp.	418,612
28,974	Synchrony Financial	1,405,818

		11,342,244

Containers & Packaging (0.7%):
25,710	Amcor plc	294,637
69,213	Amcor plc	793,181
4,186	AptarGroup, Inc.	589,556
2,375	Avery Dennison Corp.	499,320
13,918	Ball Corp.	1,127,636
8,311	Berry Global Group, Inc.*	542,043
6,675	Crown Holdings, Inc.	682,252
13,973	Graphic Packaging Holding Co.	253,470
24,043	International Paper Co.	1,474,076
5,551	Packaging Corp. of America	751,716
4,262	Sealed Air Corp.	252,524
5,309	Silgan Holdings, Inc.	220,324
5,772	Sonoco Products Co.	386,147
16,462	WestRock Co.	876,108

		8,742,990

Distributors (0.2%):
8,748	Genuine Parts Co.	1,106,360
17,073	LKQ Corp.*	840,333

		1,946,693

Diversified Consumer Services (0.1%):
749	Bright Horizons Family Solutions, Inc.*	110,185
2,055	Chegg, Inc.*	170,791
1,725	Frontdoor, Inc.*	85,940
2,706	Grand Canyon Education, Inc.*	243,459
1,972	H&R Block, Inc.	46,303
9,938	Service Corp. International	532,577
7,795	Terminix Global Holdings, Inc.*	371,899

		1,561,154

Diversified Financial Services (2.7%):
114,935	Berkshire Hathaway, Inc., Class B*	31,942,735
22,539	Equitable Holdings, Inc.	686,313
12,750	Jefferies Financial Group, Inc.	436,050
8,100	Voya Financial, Inc.	498,150

		33,563,248

Diversified Telecommunication Services (2.2%):
437,487	AT&T, Inc.	12,590,876
65,462	Lumen Technologies, Inc.	889,628
253,860	Verizon Communications, Inc.	14,223,776

		27,704,280

Shares		Value
Common Stocks, continued
Electric Utilities (2.9%):
14,823	Alliant Energy Corp.	$826,530
30,945	American Electric Power Co., Inc.	2,617,638
3,053	Avangrid, Inc.	157,016
47,171	Duke Energy Corp.	4,656,721
23,056	Edison International	1,333,098
12,549	Entergy Corp.	1,251,135
13,577	Evergy, Inc.	820,458
20,843	Eversource Energy	1,672,442
59,282	Exelon Corp.	2,626,785
33,075	FirstEnergy Corp.	1,230,721
5,803	Hawaiian Electric Industries, Inc.	245,351
3,348	IDACORP, Inc.	326,430
120,024	NextEra Energy, Inc.	8,795,359
12,091	OGE Energy Corp.	406,862
92,362	PG&E Corp.*	939,322
6,620	Pinnacle West Capital Corp.	542,641
47,150	PPL Corp.	1,318,786
64,676	Southern Co. (The)	3,913,545
33,282	Xcel Energy, Inc.	2,192,618

		35,873,458

Electrical Equipment (1.1%):
2,310	Acuity Brands, Inc.	432,039
14,269	AMETEK, Inc.	1,904,911
7,686	ChargePoint Holdings, Inc.*^	267,012
24,362	Eaton Corp. plc	3,609,961
36,468	Emerson Electric Co.	3,509,680
3,354	Hubbell, Inc.	626,661
11,098	nVent Electric plc	346,702
2,264	Regal-Beloit Corp.	302,267
2,784	Rockwell Automation, Inc.	796,280
9,634	Sensata Technologies Holding plc*	558,483
5,409	Shoals Technologies Group, Inc., Class A*^	192,019
12,215	Sunrun, Inc.*	681,353

		13,227,368

Electronic Equipment, Instruments & Components (0.6%):
10,331	Amphenol Corp., Class A	706,744
4,735	Arrow Electronics, Inc.*	538,985
5,385	Avnet, Inc.	215,831
113	Coherent, Inc.*	29,870
30,802	Corning, Inc.	1,259,802
3,951	Dolby Laboratories, Inc., Class A	388,344
2,185	IPG Photonics Corp.*	460,532
1,858	Jabil, Inc.	107,987
6,345	Keysight Technologies, Inc.*	979,731
1,323	Littlelfuse, Inc.	337,087
7,437	National Instruments Corp.	314,436
2,323	SYNNEX Corp.	282,849
15,248	Trimble, Inc.*	1,247,744
4,690	Vontier Corp.	152,800

		7,022,742

Energy Equipment & Services (0.4%):
45,130	Baker Hughes Co.	1,032,123
51,165	Halliburton Co.	1,182,935
23,183	NOV, Inc.*	355,163
85,395	Schlumberger, Ltd.	2,733,494

		5,303,715

See accompanying notes to the financial statements.

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment (2.3%):
47,316	Activision Blizzard, Inc.	$4,515,839
17,554	Electronic Arts, Inc.	2,524,792
724	Liberty Media Corp-Liberty Formula One, Class A*	30,864
12,713	Liberty Media Corp-Liberty Formula One, Class C*	612,894
5,088	Live Nation Entertainment, Inc.*	445,658
681	Madison Square Garden Sports Corp., Class A*	117,520
5,608	Take-Two Interactive Software, Inc.*	992,728
105,518	Walt Disney Co. (The)*	18,546,899
455	World Wrestling Entertainment, Inc., Class A	26,340
32,162	Zynga, Inc.*	341,882

		28,155,416

Equity Real Estate Investment Trusts (4.3%):
8,968	Alexandria Real Estate Equities, Inc.	1,631,638
7,872	American Campus Communities, Inc.	367,780
16,128	American Homes 4 Rent, Class A	626,573
15,458	Americold Realty Trust	585,085
9,646	Apartment Income REIT Corp.	457,510
8,514	AvalonBay Communities, Inc.	1,776,787
9,481	Boston Properties, Inc.	1,086,428
19,277	Brixmor Property Group, Inc.	441,251
5,860	Brookfield Renewable Corp., Class A	245,768
5,716	Camden Property Trust	758,342
498	Coresite Realty Corp.	67,031
8,445	Cousins Properties, Inc.	310,607
11,698	CubeSmart	541,851
7,088	Cyrusone, Inc.	506,934
17,113	Digital Realty Trust, Inc.	2,574,822
9,397	Douglas Emmett, Inc.	315,927
23,412	Duke Realty Corp.	1,108,558
4,018	EPR Properties*	211,668
1,589	Equinix, Inc.	1,275,331
4,947	Equity Lifestyle Properties, Inc.	367,612
22,211	Equity Residential	1,710,247
3,873	Essex Property Trust, Inc.	1,161,939
7,328	Extra Space Storage, Inc.	1,200,473
4,959	Federal Realty Investment Trust	581,046
7,742	First Industrial Realty Trust, Inc.	404,365
13,675	Gaming and Leisure Properties, Inc.	633,563
12,404	Healthcare Trust of America, Inc., Class A	331,187
32,975	Healthpeak Properties, Inc.	1,097,738
5,787	Highwoods Properties, Inc.	261,399
42,279	Host Hotels & Resorts, Inc.*	722,548
8,064	Hudson Pacific Properties, Inc.	224,340
35,373	Invitation Homes, Inc.	1,319,059
5,185	Iron Mountain, Inc.	219,429
6,749	JBG SMITH Properties	212,661
7,501	Kilroy Realty Corp.	522,370
26,645	Kimco Realty Corp.	555,548
729	Lamar Advertising Co., Class A	76,122
4,424	Life Storage, Inc.	474,916
34,275	Medical Properties Trust, Inc.	688,928
6,918	Mid-America Apartment Communities, Inc.	1,165,130
10,576	National Retail Properties, Inc.	495,803
14,734	Omega Healthcare Investors, Inc.	534,697
15,618	Parks Hotels & Resorts, Inc.*	321,887
45,123	Prologis, Inc.	5,393,552
2,174	Public Storage, Inc.	653,700

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
8,693	Rayonier, Inc.	$312,339
22,544	Realty Income Corp.	1,504,587
9,945	Regency Centers Corp.	637,176
8,315	Rexford Industrial Realty, Inc.	473,539
5,500	SBA Communications Corp.	1,752,850
2,628	Simon Property Group, Inc.	342,901
4,656	SL Green Realty Corp.^	372,480
7,684	Spirit Realty Capital, Inc.	367,603
15,790	STORE Capital Corp.	544,913
6,767	Sun Communities, Inc.	1,159,864
18,576	UDR, Inc.	909,852
22,834	Ventas, Inc.	1,303,821
14,639	VEREIT, Inc.	672,369
33,822	VICI Properties, Inc.	1,049,158
11,351	Vornado Realty Trust	529,751
8,175	Weingarten Realty Investors	262,172
25,258	Welltower, Inc.	2,098,940
45,017	Weyerhaeuser Co.	1,549,485
10,990	WP Carey, Inc.	820,074

		52,884,024

Food & Staples Retailing (1.5%):
9,564	Albertsons Cos., Inc., Class A^	188,028
2,206	Casey’s General Stores, Inc.	429,376
1,751	Costco Wholesale Corp.	692,818
5,335	Grocery Outlet Holding Corp.*	184,911
45,657	Kroger Co. (The)	1,749,120
12,788	US Foods Holding Corp.*	490,548
43,906	Walgreens Boots Alliance, Inc.	2,309,895
87,870	Walmart, Inc.	12,391,427

		18,436,123

Food Products (1.7%):
34,567	Archer-Daniels-Midland Co.	2,094,760
319	Beyond Meat, Inc.*^	50,239
8,099	Bunge, Ltd.	632,937
12,015	Campbell Soup Co.	547,764
28,646	Conagra Brands, Inc.	1,042,141
9,394	Darling Ingredients, Inc.*	634,095
11,319	Flowers Foods, Inc.	273,920
37,580	General Mills, Inc.	2,289,749
4,427	Hain Celestial Group, Inc. (The)*	177,611
1,273	Hershey Co. (The)	221,731
17,510	Hormel Foods Corp.	836,103
3,832	Ingredion, Inc.	346,796
6,501	JM Smucker Co. (The)	842,335
8,589	Kellogg Co.	552,530
40,823	Kraft Heinz Co. (The)	1,664,762
6,277	Lamb Weston Holdings, Inc.	506,303
15,336	McCormick & Co.	1,354,476
85,402	Mondelez International, Inc., Class A	5,332,501
1,856	Pilgrim’s Pride Corp.*	41,166
3,292	Post Holdings, Inc.*	357,083
6	Seaboard Corp.	23,212
17,552	Tyson Foods, Inc., Class A	1,294,636

		21,116,850

Gas Utilities (0.1%):
8,180	Atmos Energy Corp.	786,180

See accompanying notes to the financial statements.

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
4,823	National Fuel Gas Co.	$252,002
12,172	UGI Corp.	563,685

		1,601,867

Health Care Equipment & Supplies (4.0%):
53,167	Abbott Laboratories	6,163,650
30,831	Baxter International, Inc.	2,481,895
17,662	Becton Dickinson & Co.	4,295,222
86,807	Boston Scientific Corp.*	3,711,867
2,962	Cooper Cos., Inc. (The)	1,173,752
36,783	Danaher Corp.	9,871,086
12,873	Dentsply Sirona, Inc.	814,346
9,252	Envista Holdings Corp.*	399,779
4,398	Globus Medical, Inc., Class A*	340,977
4,079	Hill-Rom Holdings, Inc.	463,334
15,550	Hologic, Inc.*	1,037,496
1,222	ICU Medical, Inc.*	251,488
4,271	Integra LifeSciences Holdings Corp.*	291,453
854	Masimo Corp.*	207,052
82,228	Medtronic plc	10,206,963
2,306	Quidel Corp.*	295,445
892	ResMed, Inc.	219,896
5,222	Steris plc	1,077,299
12,220	Stryker Corp.	3,173,901
139	Tandem Diabetes Care, Inc.*	13,538
2,362	Teleflex, Inc.	949,028
12,830	Zimmer Biomet Holdings, Inc.	2,063,320

		49,502,787

Health Care Providers & Services (4.4%):
5,537	Acadia Healthcare Co., Inc.*	347,447
642	agilon health, Inc.*^	26,046
270	Amedisys, Inc.*	66,131
8,999	AmerisourceBergen Corp.	1,030,296
15,003	Anthem, Inc.	5,728,145
7,355	Cardinal Health, Inc.	419,897
35,381	Centene Corp.*	2,580,336
706	Chemed Corp.	334,997
20,871	Cigna Corp.	4,947,888
80,537	CVS Health Corp.	6,720,007
1,261	DaVita, Inc.*	151,862
2,527	Encompass Health Corp.	197,182
8,548	Henry Schein, Inc.*	634,176
7,880	Humana, Inc.	3,488,634
5,984	Laboratory Corp. of America Holdings*	1,650,686
8,358	McKesson Corp.	1,598,384
2,984	Molina Healthcare, Inc.*	755,131
447	Oak Street Health, Inc.*	26,181
6,588	Premier, Inc., Class A	229,197
7,978	Quest Diagnostics, Inc.	1,052,857
1,879	Signify Health, Inc., Class A*	57,178
53,682	UnitedHealth Group, Inc.	21,496,420
4,468	Universal Health Services, Inc., Class B	654,249

		54,193,327

Health Care Technology (0.3%):
18,521	Cerner Corp.	1,447,601
15,172	Change Healthcare, Inc.*	349,563
8,980	Teladoc Health, Inc.*	1,493,284

		3,290,448

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.7%):
14,743	Aramark	$549,177
3,995	Boyd Gaming Corp.*	245,653
4,633	Caesars Entertainment, Inc.*	480,674
52,288	Carnival Corp., Class A*	1,378,312
2,568	Darden Restaurants, Inc.	374,902
758	Domino’s Pizza, Inc.	353,599
5,466	Hilton Worldwide Holdings, Inc.*	659,309
2,578	Hyatt Hotels Corp., Class A*	200,156
2,576	Marriott Vacations Worldwide Corp.*	410,357
37,583	McDonald’s Corp.	8,681,297
24,948	MGM Resorts International	1,064,032
21,701	Norwegian Cruise Line Holdings, Ltd.*^	638,226
8,962	Penn National Gaming, Inc.*	685,503
1,582	Planet Fitness, Inc., Class A*	119,046
13,438	Royal Caribbean Cruises, Ltd.*	1,145,993
2,876	Six Flags Entertainment Corp.*	124,473
1,696	Travel + Leisure Co.	100,827
2,043	Wyndham Hotels & Resorts, Inc.	147,689
23,771	Yum China Holdings, Inc.	1,574,829
16,647	Yum! Brands, Inc.	1,914,904

		20,848,958

Household Durables (0.6%):
11,946	DR Horton, Inc.	1,079,560
9,339	Garmin, Ltd.	1,350,793
7,617	Leggett & Platt, Inc.	394,637
16,903	Lennar Corp., Class A	1,679,313
594	Lennar Corp., Class B	48,381
3,454	Mohawk Industries, Inc.*	663,824
22,961	Newell Brands, Inc.	630,739
65	NVR, Inc.*	323,264
11,377	PulteGroup, Inc.	620,843
4,119	Toll Brothers, Inc.	238,119
391	TopBuild Corp.*	77,332
3,631	Whirlpool Corp.	791,631

		7,898,436

Household Products (2.0%):
14,297	Church & Dwight Co., Inc.	1,218,390
1,442	Clorox Co. (The)	259,430
23,885	Colgate-Palmolive Co.	1,943,045
10,220	Kimberly-Clark Corp.	1,367,232
149,238	Procter & Gamble Co. (The)	20,136,683
3,469	Reynolds Consumer Products, Inc.	105,284
2,244	Spectrum Brands Holdings, Inc.	190,830

		25,220,894

Independent Power and Renewable Electricity Producers (0.1%):
39,332	AES Corp. (The)	1,025,385
8,131	NRG Energy, Inc.	327,680
28,911	Vistra Corp.	536,299

		1,889,364

Industrial Conglomerates (1.9%):
30,289	3M Co.	6,016,304
1,920	Carlisle Cos., Inc.	367,450
534,463	General Electric Co.	7,193,872
33,342	Honeywell International, Inc.	7,313,568
6,421	Roper Technologies, Inc.	3,019,154

		23,910,348

See accompanying notes to the financial statements.

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance (3.7%):
41,194	Aflac, Inc.	$2,210,470
782	Alleghany Corp.*	521,649
18,333	Allstate Corp. (The)	2,391,357
4,161	American Financial Group, Inc.	518,960
51,981	American International Group, Inc.	2,474,296
5,658	Aon plc, Class A	1,350,904
18,148	Arch Capital Group, Ltd.*	706,683
12,434	Arthur J. Gallagher & Co.	1,741,755
3,698	Assurant, Inc.	577,554
3,145	Assured Guaranty, Ltd.	149,325
6,672	Athene Holding, Ltd., Class A*	450,360
4,179	Axis Capital Holdings, Ltd.	204,813
4,601	Brighthouse Financial, Inc.*	209,530
13,573	Brown & Brown, Inc.	721,269
27,450	Chubb, Ltd.	4,362,903
9,425	Cincinnati Financial Corp.	1,099,143
1,529	CNA Financial Corp.	69,554
481	Erie Indemnity Co., Class A	93,001
1,914	Everest Re Group, Ltd.	482,347
12,375	Fidelity National Financial, Inc.	537,817
4,612	First American Financial Corp.	287,558
6,452	Globe Life, Inc.	614,553
2,076	Hanover Insurance Group, Inc. (The)	281,589
21,410	Hartford Financial Services Group, Inc. (The)	1,326,778
3,342	Kemper Corp.	246,974
1,836	Lemonade, Inc.*^	200,877
9,841	Lincoln National Corp.	618,408
13,596	Loews Corp.	743,021
687	Markel Corp.*	815,270
27,560	Marsh & McLennan Cos., Inc.	3,877,141
2,161	Mercury General Corp.	140,357
45,440	MetLife, Inc.	2,719,584
16,772	Old Republic International Corp.	417,790
2,423	Primerica, Inc.	371,058
16,436	Principal Financial Group, Inc.	1,038,591
35,873	Progressive Corp. (The)	3,523,087
24,214	Prudential Financial, Inc.	2,481,209
4,420	Reinsurance Group of America, Inc.	503,880
1,316	RenaissanceRe Holdings, Ltd.	195,847
15,424	Travelers Cos., Inc. (The)	2,309,127
11,776	Unum Group	334,438
177	White Mountains Insurance Group, Ltd.	203,201
7,833	Willis Towers Watson plc	1,801,747
8,435	WR Berkley Corp.	627,817

		46,553,592

Interactive Media & Services (1.3%):
2,554	Alphabet, Inc., Class A*	6,236,332
2,419	Alphabet, Inc., Class C*	6,062,788
4,691	IAC/InterActiveCorp.*	723,211
2,331	TripAdvisor, Inc.*	93,939
42,717	Twitter, Inc.*	2,939,357
628	Vimeo, Inc.*	30,772

		16,086,399

Internet & Direct Marketing Retail (0.1%):
626	DoorDash, Inc., Class A*^	111,635
24,823	Qurate Retail, Inc., Class A	324,933
2,051	Wayfair, Inc., Class A*^	647,521

		1,084,089

Shares		Value
Common Stocks, continued
IT Services (3.2%):
7,661	Accenture plc, Class A	$2,258,386
9,843	Akamai Technologies, Inc.*	1,147,694
3,044	Alliance Data Systems Corp.	317,154
7,865	Amdocs, Ltd.	608,436
2,086	Automatic Data Processing, Inc.	414,321
9,343	Black Knight, Inc.*	728,567
668	Broadridge Financial Solutions, Inc.	107,902
1,428	CACI International, Inc., Class A*	364,311
32,268	Cognizant Technology Solutions Corp., Class A	2,234,882
2,388	Concentrix Corp.*	383,990
16,267	DXC Technology Co.*	633,437
883	Euronet Worldwide, Inc.*	119,514
6,490	Fastly, Inc., Class A*^	386,804
37,883	Fidelity National Information Services, Inc.	5,366,885
34,155	Fiserv, Inc.*	3,650,828
3,858	FleetCor Technologies, Inc.*	987,880
10,744	Genpact, Ltd.	488,100
17,941	Global Payments, Inc.	3,364,655
9,240	GoDaddy, Inc., Class A*	803,510
54,734	International Business Machines Corp.	8,023,457
3,352	Jack Henry & Associates, Inc.	548,086
8,647	Leidos Holdings, Inc.	874,212
2,526	Paychex, Inc.	271,040
18,950	Paysafe, Ltd.*^	229,485
3,655	Science Applications International Corp.	320,653
436	Snowflake, Inc., Class A*	105,425
1,051	StoneCo, Ltd., Class A*	70,480
564	Teradata Corp.*	28,183
7,134	Twilio, Inc., Class A*	2,811,938
6,015	VeriSign, Inc.*	1,369,555
18,478	Western Union Co. (The.)	424,440
887	WEX, Inc.*	171,989

		39,616,199

Leisure Products (0.1%):
4,142	Brunswick Corp.	412,626
7,549	Hasbro, Inc.	713,531
2,751	Hayward Holdings, Inc.*^	71,581
1,084	Polaris, Inc.	148,465

		1,346,203

Life Sciences Tools & Services (1.3%):
678	Adaptive Biotechnologies Corp.*	27,703
1,894	Agilent Technologies, Inc.	279,952
1,316	Bio-Rad Laboratories, Inc., Class A*	847,886
212	Charles River Laboratories International, Inc.*	78,423
5,894	IQVIA Holdings, Inc.*	1,428,234
6,853	PerkinElmer, Inc.	1,058,172
5,809	PPD, Inc.*	267,737
152	PRA Health Sciences, Inc.*	25,112
14,435	Qiagen NV*	698,365
5,429	Syneos Health, Inc.*	485,841
21,914	Thermo Fisher Scientific, Inc.	11,054,956
266	Waters Corp.*	91,932

		16,344,313

Machinery (1.9%):
3,434	AGCO Corp.	447,725
1,546	Allison Transmission Holdings, Inc.	61,438

See accompanying notes to the financial statements.

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
4,609	Caterpillar, Inc.	$1,003,057
7,215	Colfax Corp.*	330,519
2,733	Crane Co.	252,447
8,925	Cummins, Inc.	2,176,004
6,644	Donaldson Co., Inc.	422,093
8,755	Dover Corp.	1,318,503
7,317	Flowserve Corp.	295,021
20,067	Fortive Corp.	1,399,473
5,779	Gates Industrial Corp. plc*	104,427
3,846	Graco, Inc.	291,142
4,504	IDEX Corp.	991,105
1,934	Illinois Tool Works, Inc.	432,365
22,995	Ingersoll-Rand, Inc.*	1,122,386
5,183	ITT, Inc.	474,711
2,350	Middleby Corp. (The)*	407,161
2,960	Nordson Corp.	649,750
4,407	Oshkosh Corp.	549,288
26,308	Otis Worldwide Corp.	2,151,205
20,746	PACCAR, Inc.	1,851,580
6,560	Parker-Hannifin Corp.	2,014,642
9,997	Pentair plc	674,698
3,148	Snap-On, Inc.	703,358
9,901	Stanley Black & Decker, Inc.	2,029,606
3,825	Timken Co.	308,257
261	Toro Co. (The)	28,679
11,021	Wabtec Corp.	907,028
3,282	Woodward, Inc.	403,292
3,698	Xylem, Inc.	443,612

		24,244,572

Marine (0.0%†):
4,042	Kirby Corp.*	245,107

Media (2.2%):
3,967	Altice USA, Inc., Class A*	135,433
157	Cable One, Inc.	300,311
420	Charter Communications, Inc., Class A*	303,009
279,228	Comcast Corp., Class A	15,921,581
18,170	Discovery Communications, Inc., Class C*	526,567
11,178	Discovery, Inc., Class A*	342,941
15,872	DISH Network Corp., Class A*	663,450
19,653	Fox Corp., Class A	729,716
8,899	Fox Corp., Class B	313,245
23,907	Interpublic Group of Cos., Inc. (The)	776,738
1,276	Liberty Broadband Corp., Class A*	214,585
9,506	Liberty Broadband Corp., Class C*	1,650,812
9,293	Liberty Media Corp.-Liberty SiriusXM, Class C*	431,102
5,590	Liberty Media Corp-Liberty SiriusXM, Class A*	260,382
10,280	New York Times Co. (The), Class A	447,694
24,656	News Corp., Class A	635,385
6,485	News Corp., Class B	157,910
2,380	Nexstar Media Group, Inc., Class A	351,954
12,788	Omnicom Group, Inc.	1,022,912
55,254	Sirius XM Holdings, Inc.^	361,361
35,838	ViacomCBS, Inc., Class B	1,619,878

		27,166,966

Metals & Mining (0.8%):
11,481	Alcoa Corp.*	422,960

Shares		Value
Common Stocks, continued
Metals & Mining, continued
27,964	Cleveland-Cliffs, Inc.*^	$602,904
63,311	Freeport-McMoRan, Inc.	2,349,471
49,101	Newmont Corp.	3,112,021
18,217	Nucor Corp.	1,747,557
4,069	Reliance Steel & Aluminum Co.	614,012
4,040	Royal Gold, Inc.	460,964
333	Southern Copper Corp.	21,419
9,893	Steel Dynamics, Inc.	589,623
16,403	United States Steel Corp.	393,672

		10,314,603

Mortgage Real Estate Investment Trusts (0.2%):
31,761	AGNC Investment Corp.	536,443
85,057	Annaly Capital Management, Inc.	755,306
23,975	New Residential Investment Corp.	253,895
16,039	Starwood Property Trust, Inc.	419,741

		1,965,385

Multiline Retail (0.7%):
8,392	Dollar General Corp.	1,815,945
14,188	Dollar Tree, Inc.*	1,411,706
10,096	Kohl’s Corp.	556,391
779	Nordstrom, Inc.*	28,488
4,010	Ollie’s Bargain Outlet Holdings, Inc.*	337,361
16,802	Target Corp.	4,061,715

		8,211,606

Multi-Utilities (1.4%):
15,647	Ameren Corp.	1,252,386
35,639	CenterPoint Energy, Inc.	873,868
17,569	CMS Energy Corp.	1,037,977
20,698	Consolidated Edison, Inc.	1,484,461
49,290	Dominion Energy, Inc.	3,626,265
12,027	DTE Energy Co.	1,558,699
11,368	MDU Resources Group, Inc.	356,273
25,063	NiSource, Inc.	614,043
30,753	Public Service Enterprise Group, Inc.	1,837,184
19,354	Sempra Energy	2,564,018
18,963	WEC Energy Group, Inc.	1,686,759

		16,891,933

Oil, Gas & Consumable Fuels (4.7%):
20,972	Antero Midstream Corp.	217,899
24,295	APA Corp.	525,501
21,084	Cabot Oil & Gas Corp.	368,127
118,526	Chevron Corp.	12,414,413
4,890	Cimarex Energy Co.	354,280
82,702	ConocoPhillips	5,036,552
3,489	Continental Resources, Inc.^	132,687
41,331	Devon Energy Corp.	1,206,452
5,806	Diamondback Energy, Inc.	545,125
31,424	EOG Resources, Inc.	2,622,019
15,674	EQT Corp.*	348,903
259,379	Exxon Mobil Corp.	16,361,627
15,780	Hess Corp.	1,377,910
10,013	HollyFrontier Corp.	329,428
119,040	Kinder Morgan, Inc.	2,170,099
45,975	Marathon Oil Corp.	626,179
40,400	Marathon Petroleum Corp.	2,440,968
45,139	Occidental Petroleum Corp.	1,411,497

See accompanying notes to the financial statements.

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
27,124	ONEOK, Inc.	$1,509,179
26,515	Phillips 66	2,275,517
7,317	Pioneer Natural Resources Co.	1,189,159
13,211	Targa Resources Corp.	587,229
24,647	Valero Energy Corp.	1,924,438
73,473	Williams Cos., Inc.	1,950,708

		57,925,896

Paper & Forest Products (0.0%†):
5,822	Louisiana-Pacific Corp.	351,008

Personal Products (0.0%†):
20,900	Coty, Inc., Class A*	195,206
5,509	Herbalife Nutrition, Ltd.*	290,490

		485,696

Pharmaceuticals (5.6%):
136,878	Bristol-Myers Squibb Co.	9,146,188
7,578	Catalent, Inc.*	819,333
27,157	Elanco Animal Health, Inc.*	942,076
10,904	Eli Lilly & Co.	2,502,686
10,867	Horizon Therapeutics plc*	1,017,586
3,621	Jazz Pharmaceuticals plc*	643,235
152	Jazz Pharmaceuticals plc*	27,001
161,333	Johnson & Johnson	26,577,998
155,347	Merck & Co., Inc.	12,081,336
9,082	Nektar Therapeutics*	155,847
15,576	Organon & Co.*	471,330
8,019	Perrigo Co. plc	367,671
341,842	Pfizer, Inc.	13,386,533
8,045	Royalty Pharma plc, Class A	329,765
71,967	Viatris, Inc.	1,028,409
1,490	Zoetis, Inc.	277,676

		69,774,670

Professional Services (0.6%):
25,231	Clarivate plc*	694,609
5,390	CoStar Group, Inc.*^	446,400
10,081	Dun & Bradstreet Holdings, Inc.*	215,431
4,594	Equifax, Inc.	1,100,309
1,847	FTI Consulting, Inc.*	252,319
22,880	IHS Markit, Ltd.	2,577,661
3,257	ManpowerGroup, Inc.	387,290
5,732	Nielsen Holdings plc	141,408
14,977	Nielsen Holdings plc	369,483
896	Robert Half International, Inc.	79,717
3,736	TransUnion	410,250
3,545	Verisk Analytics, Inc.	619,382

		7,294,259

Real Estate Management & Development (0.2%):
19,330	CBRE Group, Inc., Class A*	1,657,161
2,794	Howard Hughes Corp. (The)*	272,303
2,988	Jones Lang LaSalle, Inc.*	584,035
17,018	Opendoor Technologies, Inc.*^	301,729

		2,815,228

Road & Rail (1.3%):
525	AMERCO, Inc.	309,435
162,938	CSX Corp.	5,227,051
582	J.B. Hunt Transport Services, Inc.	94,837

Shares		Value
Common Stocks, continued
Road & Rail, continued
4,064	Kansas City Southern	$1,151,616
9,902	Knight-Swift Transportation Holdings, Inc.	450,145
73	Landstar System, Inc.	11,535
15,284	Norfolk Southern Corp.	4,056,526
488	Old Dominion Freight Line, Inc.	123,854
2,829	Ryder System, Inc.	210,280
4,627	Schneider National, Inc., Class B	100,730
1,994	TuSimple Holdings, Inc., Class A*^	142,053
14,253	Uber Technologies, Inc.*	714,360
14,969	Union Pacific Corp.	3,292,132

		15,884,554

Semiconductors & Semiconductor Equipment (2.9%):
19,225	Analog Devices, Inc.	3,309,776
849	Brooks Automation, Inc.	80,893
3,184	Cirrus Logic, Inc.*	271,022
7,333	Cree, Inc.*	718,121
6,497	First Solar, Inc.*	588,044
247,538	Intel Corp.	13,896,783
49,412	Marvell Technology, Inc.	2,882,202
878	Maxim Integrated Products, Inc.	92,506
2,404	Microchip Technology, Inc.	359,975
59,149	Micron Technology, Inc.*	5,026,482
537	MKS Instruments, Inc.	95,559
11,714	NXP Semiconductors NV	2,409,804
11,845	ON Semiconductor Corp.*	453,427
6,893	Qorvo, Inc.*	1,348,615
5,315	Skyworks Solutions, Inc.	1,019,151
21,441	Texas Instruments, Inc.	4,123,104

		36,675,464

Software (1.6%):
3,124	ANSYS, Inc.*	1,084,215
1,044	C3.ai, Inc., Class A*^	65,281
5,794	CDK Global, Inc.	287,904
7,931	Ceridian HCM Holding, Inc.*	760,742
4,870	Citrix Systems, Inc.	571,105
899	Cloudflare, Inc., Class A*	95,150
1,070	Datto Holding Corp.*	29,789
3,487	Duck Creek Technologies, Inc.*^	151,719
487	Dynatrace, Inc.*	28,451
9,722	FireEye, Inc.*	196,579
5,155	Guidewire Software, Inc.*	581,072
1,819	Manhattan Associates, Inc.*	263,464
947	McAfee Corp., Class A	26,535
2,920	Medallia, Inc.*	98,550
24,754	NortonLifeLock, Inc.	673,804
10,817	Nuance Communications, Inc.*	588,877
7,241	Oracle Corp.	563,639
258	Pegasystems, Inc.	35,911
45,751	salesforce.com, Inc.*	11,175,597
6,042	SolarWinds Corp.*^	102,049
13,758	SS&C Technologies Holdings, Inc.	991,401
3,421	Synopsys, Inc.*	943,478
338	Tyler Technologies, Inc.*	152,901
3,106	Vmware, Inc., Class A*	496,867

		19,965,080

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail (0.8%):
3,873	Advance Auto Parts, Inc.	$794,507
3,095	AutoNation, Inc.*	293,437
1,057	AutoZone, Inc.*	1,577,276
12,049	Best Buy Co, Inc.	1,385,394
255	Burlington Stores, Inc.*	82,107
9,037	CarMax, Inc.*	1,167,129
3,785	Dick’s Sporting Goods, Inc.	379,219
5,484	Foot Locker, Inc.	337,979
12,608	Gap, Inc. (The)	424,259
6,096	L Brands, Inc.	439,278
558	Leslie’s, Inc.*^	15,339
1,615	Lithia Motors, Inc., Class A	554,979
2,933	O’Reilly Automotive, Inc.*	1,660,694
1,612	Penske Automotive Group, Inc.	121,690
4,332	Petco Health & Wellness Co., Inc.*^	97,080
5,303	Vroom, Inc.*^	221,984
1,097	Williams-Sonoma, Inc.^	175,136

		9,727,487

Technology Hardware, Storage & Peripherals (0.5%):
8,599	Dell Technologies, Inc., Class C*	857,062
79,963	Hewlett Packard Enterprise Co.	1,165,861
49,776	HP, Inc.	1,502,737
5,106	NCR Corp.*	232,885
4,583	NetApp, Inc.	374,981
766	Pure Storage, Inc., Class A*	14,960
18,656	Western Digital Corp.*	1,327,748
9,221	Xerox Holdings Corp.	216,601

		5,692,835

Textiles, Apparel & Luxury Goods (0.4%):
8,538	Capri Holdings, Ltd.*	488,288
2,901	Carter’s, Inc.	299,296
2,310	Columbia Sportswear Co.	227,212
1,490	Deckers Outdoor Corp.*	572,264
8,477	Hanesbrands, Inc.	158,266
4,261	PVH Corp.*	458,441
2,653	Ralph Lauren Corp.	312,550
7,138	Skechers U.S.A., Inc., Class A*	355,687
15,376	Tapestry, Inc.*	668,548
10,245	Under Armour, Inc., Class A*	216,682
10,506	Under Armour, Inc., Class C*	195,096
7,060	VF Corp.	579,202

		4,531,532

Shares or Principal Amount		Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.0%†):
20,099	MGIC Investment Corp.	$273,346
25,277	New York Community Bancorp, Inc.	278,553
3,987	TFS Financial Corp.	80,936
2,968	UWM Holdings Corp.^	25,080

		657,915

Tobacco (1.0%):
50,327	Altria Group, Inc.	2,399,591
95,367	Philip Morris International, Inc.	9,451,824

		11,851,415

Trading Companies & Distributors (0.2%):
7,189	Air Lease Corp.	300,069
3,920	Fastenal Co.	203,840
2,453	MSC Industrial Direct Co., Inc., Class A	220,108
1,304	SiteOne Landscape Supply, Inc.*	220,715
2,882	United Rentals, Inc.*	919,387
11,273	Univar Solutions, Inc.*	274,836
479	W.W. Grainger, Inc.	209,802
1,899	Watsco, Inc.	544,329

		2,893,086

Water Utilities (0.2%):
10,890	American Water Works Co., Inc.	1,678,476
13,462	Essential Utilities, Inc.	615,213

		2,293,689

Wireless Telecommunication Services (0.4%):
36,087	T-Mobile USA, Inc.*	5,226,479

Total Common Stocks (Cost $962,218,167)		1,230,199,850

Short-Term Security Held as Collateral for Securities on Loan (0.3%):
4,009,540	BlackRock Liquidity FedFund, Institutional Class, 0.04%(a)(b)	4,009,540

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,009,540)		4,009,540

Unaffiliated Investment Company (0.9%):
Money Markets (0.9%):
11,689,351	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	11,689,351

Total Unaffiliated Investment Company (Cost $11,689,351)		11,689,351

Total Investment Securities (Cost $977,917,058) — 100.3%		1,245,898,741
Net other assets (liabilities) — (0.3)%		(4,298,721)

Net Assets — 100.0%		$1,241,600,020

Percentages indicated are based on net assets as of June 30, 2021.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $3,920,754.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(b)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	31	$6,647,330	$64,073

S&P MidCap 400 E-Mini September Futures (U.S Dollar)	9/17/21	19	5,115,560	(43,345)

				$20,728

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$973,619,872
Investments in affiliates, at cost	4,297,186

Investments in non-affiliates, at value(a)	$1,238,260,253
Investments in affiliates, at value	7,638,488
Cash	6,079
Deposit at broker for futures contracts collateral	604,200
Interest and dividends receivable	1,045,297
Receivable for investments sold	33,371
Receivable for variation margin on futures contracts	11,526
Reclaims receivable	14,494
Prepaid expenses	44,874

Total Assets	1,247,658,582

Liabilities:
Foreign currency, at value (cost $17)	17
Payable for investments purchased	923,882
Payable for capital shares redeemed	543,044
Payable for collateral received on loaned securities	4,009,540
Manager fees payable	296,301
Administration fees payable	4,604
Distribution fees payable	174,297
Custodian fees payable	4,527
Administrative and compliance services fees payable	2,267
Transfer agent fees payable	2,756
Trustee fees payable	11,096
Other accrued liabilities	86,231

Total Liabilities	6,058,562

Net Assets	$1,241,600,020

Net Assets Consist of:
Paid in capital	$878,877,870
Total distributable earnings	362,722,150

Net Assets	$1,241,600,020

Class 1
Net Assets	$220,854,960
Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,967,136
Net Asset Value (offering and redemption price per share)	$10.53

Class 2
Net Assets	$1,020,745,060
Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,137,281
Net Asset Value (offering and redemption price per share)	$14.55

(a)	Includes securities on loan of $3,920,754.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$9,421,661
Dividends from affiliates	57,692
Interest	4,663
Income from securities lending	23,862
Foreign withholding tax	(285)

Total Investment Income	9,507,593

Expenses:
Manager fees	2,049,312
Administration fees	28,481
Distribution fees — Class 2	966,193
Custodian fees	15,723
Administrative and compliance services fees	6,825
Transfer agent fees	6,174
Trustee fees	24,769
Professional fees	21,646
Shareholder reports	18,459
Other expenses	96,645

Total expenses before reductions	3,234,227
Less expenses voluntarily waived/reimbursed by the Manager	(419,185)

Net expenses	2,815,042

Net Investment Income/(Loss)	6,692,551

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	79,626,296
Net realized gains/(losses) on affiliated transactions	536,810
Net realized gains/(losses) on futures contracts	1,707,032
Change in net unrealized appreciation/depreciation on securities	59,857,035
Change in net unrealized appreciation/depreciation on affiliated transactions	546,778
Change in net unrealized appreciation/depreciation on futures contracts	(97,399)

Net realized and Change in net unrealized gains/losses on investments	142,176,552

Change in Net Assets Resulting From Operations	$148,869,103

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,692,551	$15,702,119
Net realized gains/(losses) on investments	81,870,138	(2,483,973)
Change in unrealized appreciation/depreciation on investments	60,306,414	13,164,225

Change in net assets resulting from operations	148,869,103	26,382,371

Distributions to Shareholders:
Class 1	—	(12,916,998)
Class 2	—	(49,843,957)

Change in net assets resulting from distributions to shareholders	—	(62,760,955)

Capital Transactions:
Class 1
Proceeds from shares issued	195,156	437,497
Proceeds from in-kind shares issued(a)	59,450,043	—
Proceeds from dividends reinvested	—	12,916,998
Value of shares redeemed	(10,735,670)	(19,992,808)

Total Class 1 Shares	48,909,529	(6,638,313)

Class 2
Proceeds from shares issued	1,419,504	122,965,871
Proceeds from in-kind shares issued(a)	265,078,553	—
Proceeds from dividends reinvested	—	49,843,957
Value of shares redeemed	(148,799,574)	(156,409,611)

Total Class 2 Shares	117,698,483	16,400,217

Change in net assets resulting from capital transactions	166,608,012	9,761,904

Change in net assets	315,477,115	(26,616,680)
Net Assets:
Beginning of period	926,122,905	952,739,585

End of period	$1,241,600,020	$926,122,905

Share Transactions:
Class 1
Shares issued	19,412	53,357
Shares issued in-kind(a)	5,794,012	—
Dividends reinvested	—	1,596,662
Shares redeemed	(1,078,821)	(2,372,746)

Total Class 1 Shares	4,734,603	(722,727)

Class 2
Shares issued	98,549	12,177,510
Shares issued in-kind(a)	18,696,734	—
Dividends reinvested	—	4,450,353
Shares redeemed	(11,115,556)	(14,138,554)

Total Class 2 Shares	7,679,727	2,489,309

Change in shares	12,414,330	1,766,582

Amounts shown as “—” are either $0 or rounds to less than $1.

(a)	See Note 2 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.02		$9.75	$8.55	$10.65	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.18 (a)	0.21 (a)	0.24	0.27	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.43		(0.06)	1.94	(1.02)	1.08	0.71

Total from Investment Activities	1.51		0.12	2.15	(0.78)	1.35	0.79

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.30)	(0.30)	(0.10)	—
Net Realized Gains	—		(0.58)	(0.65)	(1.02)	(1.39)	—

Total Dividends	—		(0.85)	(0.95)	(1.32)	(1.49)	—

Net Asset Value, End of Period	$10.53		$9.02	$9.75	$8.55	$10.65	$10.79

Total Return(b)	16.74	%(c)	2.25%	26.13%	(8.50)%	13.38%	7.90	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$220,855		$146,474	$165,337	$148,796	$185,903	$187,248
Net Investment Income/(Loss)(d)	1.64%		2.08%	2.21%	2.10%	2.07%	2.11%
Expenses Before Reductions(d)(e)	0.49%		0.52%	0.51%	0.50%	0.50%	0.51%
Expenses Net of Reductions(d)	0.40%		0.43%	0.43%	0.43%	0.45%	0.46%
Portfolio Turnover Rate(f)	42	%(g)	27%	15%	22%	12%	131	%(h)

Class 2

Net Asset Value, Beginning of Period	$12.48		$13.13	$11.22	$13.56	$13.39	$12.91

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.21 (a)	0.25 (a)	0.28	0.24	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	1.97		(0.04)	2.57	(1.34)	1.42	1.85

Total from Investment Activities	2.07		0.17	2.82	(1.06)	1.66	1.96

Distributions to Shareholders From:
Net Investment Income	—		(0.24)	(0.26)	(0.26)	(0.10)	(0.25)
Net Realized Gains	—		(0.58)	(0.65)	(1.02)	(1.39)	(1.23)

Total Dividends	—		(0.82)	(0.91)	(1.28)	(1.49)	(1.48)

Net Asset Value, End of Period	$14.55		$12.48	$13.13	$11.22	$13.56	$13.39

Total Return(b)	16.59	%(c)	2.01%	25.86%	(8.72)%	13.02%	16.15%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,020,745		$779,649	$787,403	$720,365	$893,400	$991,296
Net Investment Income/(Loss)(d)	1.39%		1.83%	1.96%	1.85%	1.81%	2.05%
Expenses Before Reductions(d)(e)	0.74%		0.77%	0.76%	0.75%	0.75%	0.77%
Expenses Net of Reductions(d)	0.65%		0.68%	0.68%	0.68%	0.70%	0.72%
Portfolio Turnover Rate(f)	42	%(g)	27%	15%	22%	12%	131	%(h)

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)	Excludes impact of in-kind transactions.

(h)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 131%.

See accompanying notes to the financial statements.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,356 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,009,540 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

In-kind Subscriptions

During the period ended June 30, 2021, the AZL Russell 1000 Value Index Fund issued 5,794,012 shares valued at $59,450,043, and 18,696,734 shares valued at $265,078,553, of Class 1 and Class 2, respectively, in exchange for securities and other assets contributed from Class 1 and Class 2 shareholders, respectively, of the Franklin Mutual Shares VIP Fund.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $11.0 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$64,073	Payable for variation margin on futures contracts*	$43,345

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,707,032	$(97,399)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit**

AZL Russell 1000 Value Index Fund Class 1	0.44%	0.72%
AZL Russell 1000 Value Index Fund Class 2	0.44%	0.97%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

**	Prior to June 1, 2021, the annual expense limit was 0.59% and 0.84% for Class 1 and Class 2, respectively.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

At June 30, 2021, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 6/30/2021	Shares as of 6/30/2021	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$5,692,228	$1,992,204	$(1,129,533)	$536,810	$546,778	$7,638,488	8,730	$57,692	$—

	$5,692,228	$1,992,204	$(1,129,533)	$536,810	$546,778	$7,638,488	8,730	$57,692	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$1,230,199,850	$—	$—	$1,230,199,850
Short-Term Security Held as Collateral for Securities on Loan	4,009,540	—	—	4,009,540
Unaffiliated Investment Company	11,689,351	—	—	11,689,351

Total Investment Securities	1,245,898,741	—	—	1,245,898,741

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Other Financial Instruments:*
Futures Contracts	$20,728	$—	$—	$20,728

Total Investments	$1,245,919,469	$—	$—	$1,245,919,469

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Value Index Fund	$397,570,226	$517,061,724

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $733,363,483. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$239,840,214
Unrealized (depreciation)	(45,270,333)

Net unrealized appreciation/(depreciation)	$194,569,881

19

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Value Index Fund	$20,818,702	$41,942,253	$62,760,955

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Value Index Fund	$19,283,166	$—	$—	$194,569,881	$213,853,047

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

20

AZL Russell 1000 Value Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822

	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

21

FUND		FOR	AGAINST	ABSTAIN

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

22

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

24

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Special Joint Meeting of Shareholders Page 18

Other Information Page 21

Statement Regarding the Trust’s Liquidity Risk Management Program Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,151.50	$1.12	0.21%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,150.40	$2.45	0.46%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.75	$1.05	0.21%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.51	$2.31	0.46%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	27.1%

Health Care	12.9

Consumer Discretionary	12.2

Financials	11.2

Communication Services	11.0

Industrials	8.5

Consumer Staples	5.8

Energy	2.8

Real Estate	2.6

Materials	2.6

Utilities	2.4

Total Common Stocks	99.1

Unaffiliated Investment Company	0.9

Short-Term Security Held as Collateral for Securities on Loan	—	†

Total Investment Securities	100.0

Net other assets (liabilities)	—	†

Net Assets	100.0%

† Represents	less than 0.05%.

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (1.6%):
50,607	Boeing Co. (The)*	$12,123,413
21,300	General Dynamics Corp.	4,009,938
36,404	Howmet Aerospace, Inc.*	1,254,846
3,746	Huntington Ingalls Industries, Inc.	789,469
18,625	L3harris Technologies, Inc.	4,025,794
22,492	Lockheed Martin Corp.	8,509,848
13,927	Northrop Grumman Corp.	5,061,490
139,411	Raytheon Technologies Corp.	11,893,152
4,319	Teledyne Technologies, Inc.*	1,808,927
21,001	Textron, Inc.	1,444,239
4,961	TransDigm Group, Inc.*	3,211,206

		54,132,322

Air Freight & Logistics (0.7%):
12,379	C.H. Robinson Worldwide, Inc.	1,159,541
15,717	Expeditors International of Washington, Inc.	1,989,772
22,371	FedEx Corp.	6,673,940
66,646	United Parcel Service, Inc., Class B	13,860,369

		23,683,622

Airlines (0.3%):
11,566	Alaska Air Group, Inc.*	697,545
59,672	American Airlines Group, Inc.*	1,265,643
57,250	Delta Air Lines, Inc.*	2,476,635
54,953	Southwest Airlines Co.*	2,917,455
30,197	United Airlines Holdings, Inc.*	1,579,001

		8,936,279

Auto Components (0.1%):
25,167	Aptiv plc*	3,959,524
22,275	BorgWarner, Inc.	1,081,229

		5,040,753

Automobiles (1.8%):
358,272	Ford Motor Co.*	5,323,922
117,186	General Motors Co.*	6,933,896
70,976	Tesla, Inc.*	48,242,387

		60,500,205

Banks (4.3%):
694,841	Bank of America Corp.	28,648,294
190,326	Citigroup, Inc.	13,465,564
37,642	Citizens Financial Group, Inc.	1,726,639
11,974	Comerica, Inc.	854,225
62,983	Fifth Third Bancorp	2,407,840
16,357	First Republic Bank	3,061,540
137,081	Huntington Bancshares, Inc.	1,956,146
279,119	JPMorgan Chase & Co.	43,414,169
90,141	KeyCorp	1,861,412
11,959	M&T Bank Corp.	1,737,762
39,623	People’s United Financial, Inc.	679,138
38,981	PNC Financial Services Group, Inc. (The)	7,436,016
89,216	Regions Financial Corp.	1,800,379
5,050	SVB Financial Group*	2,809,972
123,275	Truist Financial Corp.	6,841,762
124,271	U.S. Bancorp	7,079,719
380,707	Wells Fargo & Co.	17,242,220
15,232	Zions Bancorp	805,164

		143,827,961

Shares		Value
Common Stocks, continued
Beverages (1.4%):
16,955	Brown-Forman Corp., Class B	$1,270,608
358,121	Coca-Cola Co. (The)	19,377,927
15,295	Constellation Brands, Inc., Class C	3,577,348
17,565	Molson Coors Brewing Co., Class B*	943,065
33,335	Monster Beverage Corp.*	3,045,152
127,549	PepsiCo, Inc.	18,898,935

		47,113,035

Biotechnology (1.8%):
162,590	AbbVie, Inc.	18,314,138
20,578	Alexion Pharmaceuticals, Inc.*	3,780,384
52,948	Amgen, Inc.	12,906,075
14,006	Biogen, Inc.*	4,849,858
115,200	Gilead Sciences, Inc.	7,932,672
17,395	Incyte Corp.*	1,463,441
9,731	Regeneron Pharmaceuticals, Inc.*	5,435,153
23,559	Verizon Communications, Inc.*	4,750,201

		59,431,922

Building Products (0.5%):
12,531	A.O. Smith Corp.	902,984
7,297	Allegion plc	1,016,472
1,092	Allegion plc	152,116
73,918	Carrier Global Corp.	3,592,415
12,876	Fortune Brands Home & Security, Inc.	1,282,578
66,716	Johnson Controls International plc	4,578,719
23,655	Masco Corp.	1,393,516
21,684	Trane Technologies plc	3,992,892

		16,911,692

Capital Markets (3.0%):
10,778	Ameriprise Financial, Inc.	2,682,429
75,060	Bank of New York Mellon Corp. (The)	3,845,324
13,061	BlackRock, Inc., Class A+	11,427,983
9,903	Cboe Global Markets, Inc.	1,178,952
138,009	Charles Schwab Corp. (The)	10,048,435
32,938	CME Group, Inc.	7,005,254
25,341	Franklin Resources, Inc.	810,659
31,280	Goldman Sachs Group, Inc. (The)	11,871,698
51,542	Intercontinental Exchange, Inc.	6,118,035
35,223	Invesco, Ltd.	941,511
3,530	MarketAxess Holdings, Inc.	1,636,473
14,977	Moody’s Corp.	5,427,215
136,949	Morgan Stanley	12,556,854
7,665	MSCI, Inc., Class A	4,086,058
10,716	Nasdaq, Inc.	1,883,873
19,323	Northern Trust Corp.	2,234,125
11,376	Raymond James Financial, Inc.	1,477,742
22,164	S&P Global, Inc.	9,097,214
32,371	State Street Corp.	2,663,486
20,578	T. Rowe Price Group, Inc.	4,073,827

		101,067,147

Chemicals (1.8%):
20,240	Air Products & Chemicals, Inc.	5,822,643
10,859	Albemarle Corp.	1,829,307
10,471	Celanese Corp.	1,587,404
19,963	CF Industries Holdings, Inc.	1,027,096
68,535	Corteva, Inc.	3,039,527

See accompanying notes to the financial statements.

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
67,934	Dow, Inc.	$4,298,864
49,510	DuPont de Nemours, Inc.	3,832,569
12,696	Eastman Chemical Co.	1,482,258
23,137	Ecolab, Inc.	4,765,528
12,028	FMC Corp.	1,301,430
23,168	International Flavors & Fragrances, Inc.	3,461,299
41,835	Linde plc	12,094,499
6,052	Linde plc	1,749,633
23,941	Lyondellbasell Industries NV	2,462,811
32,182	Mosaic Co. (The)	1,026,928
21,455	PPG Industries, Inc.	3,642,415
21,901	Sherwin Williams Co.	5,966,927

		59,391,138

Commercial Services & Supplies (0.4%):
8,205	Cintas Corp.	3,134,310
19,353	Copart, Inc.*	2,551,306
18,755	Republic Services, Inc., Class A	2,063,238
20,549	Rollins, Inc.	702,776
35,441	Waste Management, Inc.	4,965,638

		13,417,268

Communications Equipment (0.8%):
5,116	Arista Networks, Inc.*	1,853,578
388,290	Cisco Systems, Inc.	20,579,370
5,546	F5 Networks, Inc.*	1,035,216
30,613	Juniper Networks, Inc.	837,266
15,314	Motorola Solutions, Inc.	3,320,841

		27,626,271

Construction & Engineering (0.1%):
12,135	Jacobs Engineering Group, Inc.	1,619,052
13,000	Quanta Services, Inc.	1,177,410

		2,796,462

Construction Materials (0.1%):
5,798	Martin Marietta Materials, Inc.	2,039,794
12,337	Vulcan Materials Co.	2,147,502

		4,187,296

Consumer Finance (0.7%):
59,851	American Express Co.	9,889,181
41,399	Capital One Financial Corp.	6,404,011
28,383	Discover Financial Services	3,357,425
50,395	Synchrony Financial	2,445,166

		22,095,783

Containers & Packaging (0.3%):
142,544	Amcor plc	1,633,554
7,253	Avery Dennison Corp.	1,524,871
30,556	Ball Corp.	2,475,647
36,477	International Paper Co.	2,236,405
8,846	Packaging Corp. of America	1,197,926
14,237	Sealed Air Corp.	843,542
24,782	WestRock Co.	1,318,898

		11,230,843

Distributors (0.1%):
13,490	Genuine Parts Co.	1,706,080
25,937	LKQ Corp.*	1,276,619

Shares		Value
Common Stocks, continued
Distributors, continued
3,727	Pool Corp.	$1,709,426

		4,692,125

Diversified Financial Services (1.4%):
174,719	Berkshire Hathaway, Inc., Class B*	48,557,904

Diversified Telecommunication Services (1.2%):
657,839	AT&T, Inc.	18,932,606
92,561	Lumen Technologies, Inc.	1,257,904
381,658	Verizon Communications, Inc.	21,384,298

		41,574,808

Electric Utilities (1.5%):
23,296	Alliant Energy Corp.	1,298,985
46,540	American Electric Power Co., Inc.	3,936,819
70,592	Duke Energy Corp.	6,968,842
35,392	Edison International	2,046,365
18,725	Entergy Corp.	1,866,882
21,413	Evergy, Inc.	1,293,988
31,942	Eversource Energy	2,563,026
88,840	Exelon Corp.	3,936,500
50,628	FirstEnergy Corp.	1,883,868
180,827	NextEra Energy, Inc.	13,251,003
10,576	Pinnacle West Capital Corp.	866,915
71,801	PPL Corp.	2,008,274
96,922	Southern Co. (The)	5,864,750
50,084	Xcel Energy, Inc.	3,299,534

		51,085,751

Electrical Equipment (0.6%):
20,731	AMETEK, Inc.	2,767,588
36,372	Eaton Corp. plc	5,389,603
54,798	Emerson Electric Co.	5,273,760
12,627	Enphase Energy, Inc.*	2,318,696
5,860	Generac Holdings, Inc.*	2,432,779
10,807	Rockwell Automation, Inc.	3,091,018

		21,273,444

Electronic Equipment, Instruments & Components (0.6%):
54,148	Amphenol Corp., Class A	3,704,265
13,060	CDW Corp.	2,280,929
72,085	Corning, Inc.	2,948,276
3,331	IPG Photonics Corp.*	702,075
17,151	Keysight Technologies, Inc.*	2,648,286
29,995	TE Connectivity, Ltd.	4,055,624
23,365	Trimble, Inc.*	1,911,958
4,977	Zebra Technologies Corp., Class A*	2,635,272

		20,886,685

Energy Equipment & Services (0.2%):
67,763	Baker Hughes Co.	1,549,740
82,788	Halliburton Co.	1,914,058
36,271	NOV, Inc.*	555,672
127,205	Schlumberger, Ltd.	4,071,832

		8,091,302

Entertainment (1.9%):
71,221	Activision Blizzard, Inc.	6,797,332
26,635	Electronic Arts, Inc.	3,830,912
13,450	Live Nation Entertainment, Inc.*	1,178,086
40,818	Netflix, Inc.*	21,560,476

See accompanying notes to the financial statements.

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
10,764	Take-Two Interactive Software, Inc.*	$1,905,443
167,303	Walt Disney Co. (The)*	29,406,848

		64,679,097

Equity Real Estate Investment Trusts (2.5%):
12,761	Alexandria Real Estate Equities, Inc.	2,321,736
41,860	American Tower Corp.	11,308,060
12,990	AvalonBay Communities, Inc.	2,710,883
13,222	Boston Properties, Inc.	1,515,109
39,679	Crown Castle International Corp.	7,741,373
26,184	Digital Realty Trust, Inc.	3,939,645
34,861	Duke Realty Corp.	1,650,668
8,203	Equinix, Inc.	6,583,728
32,005	Equity Residential	2,464,385
6,039	Essex Property Trust, Inc.	1,811,760
12,440	Extra Space Storage, Inc.	2,037,921
6,151	Federal Realty Investment Trust	720,713
159	Gaming and Leisure Properties, Inc.	7,366
49,997	Healthpeak Properties, Inc.	1,664,400
65,564	Host Hotels & Resorts, Inc.*	1,120,489
26,855	Iron Mountain, Inc.	1,136,504
40,286	Kimco Realty Corp.	839,963
10,061	Mid-America Apartment Communities, Inc.	1,694,474
67,979	Prologis, Inc.	8,125,530
13,823	Public Storage, Inc.	4,156,438
33,348	Realty Income Corp.	2,225,646
14,697	Regency Centers Corp.	941,637
10,165	SBA Communications Corp.	3,239,585
29,806	Simon Property Group, Inc.	3,889,087
27,612	UDR, Inc.	1,352,436
34,924	Ventas, Inc.	1,994,160
14,593	Vornado Realty Trust	681,055
38,856	Welltower, Inc.	3,228,934
69,644	Weyerhaeuser Co.	2,397,146

		83,500,831

Food & Staples Retailing (1.3%):
40,714	Costco Wholesale Corp.	16,109,308
70,404	Kroger Co. (The)	2,697,177
46,296	Sysco Corp.	3,599,514
66,744	Walgreens Boots Alliance, Inc.	3,511,402
126,631	Walmart, Inc.	17,857,504

		43,774,905

Food Products (0.9%):
50,353	Archer-Daniels-Midland Co.	3,051,392
18,892	Campbell Soup Co.	861,286
44,660	Conagra Brands, Inc.	1,624,731
55,076	General Mills, Inc.	3,355,781
13,064	Hershey Co. (The)	2,275,488
26,178	Hormel Foods Corp.	1,250,000
10,216	JM Smucker Co. (The)	1,323,687
23,517	Kellogg Co.	1,512,849
60,340	Kraft Heinz Co. (The)	2,460,665
13,634	Lamb Weston Holdings, Inc.	1,099,718
23,163	McCormick & Co.	2,045,756
129,067	Mondelez International, Inc., Class A	8,058,943
27,487	Tyson Foods, Inc., Class A	2,027,441

		30,947,737

Shares		Value
Common Stocks, continued
Gas Utilities (0.0%†):
12,216	Atmos Energy Corp.	$1,174,080

Health Care Equipment & Supplies (3.6%):
163,710	Abbott Laboratories	18,978,900
4,212	ABIOMED, Inc.*	1,314,607
6,699	Align Technology, Inc.*	4,093,089
46,802	Baxter International, Inc.	3,767,561
26,649	Becton Dickinson & Co.	6,480,770
129,922	Boston Scientific Corp.*	5,555,465
4,582	Cooper Cos., Inc. (The)	1,815,709
58,451	Danaher Corp.	15,685,910
20,323	Dentsply Sirona, Inc.	1,285,633
8,996	DexCom, Inc.*	3,841,292
56,874	Edwards Lifesciences Corp.*	5,890,440
23,866	Hologic, Inc.*	1,592,340
7,771	IDEXX Laboratories, Inc.*	4,907,775
10,891	Intuitive Surgical, Inc.*	10,015,799
123,928	Medtronic plc	15,383,183
13,538	ResMed, Inc.	3,337,388
9,094	Steris plc	1,876,092
30,108	Stryker Corp.	7,819,951
4,342	Teleflex, Inc.	1,744,572
6,589	West Pharmaceutical Services, Inc.	2,366,110
18,813	Zimmer Biomet Holdings, Inc.	3,025,507

		120,778,093

Health Care Providers & Services (2.6%):
13,764	AmerisourceBergen Corp.	1,575,840
22,456	Anthem, Inc.	8,573,701
27,004	Cardinal Health, Inc.	1,541,658
54,248	Centene Corp.*	3,956,307
31,483	Cigna Corp.	7,463,675
121,083	CVS Health Corp.	10,103,165
6,537	DaVita, Inc.*	787,251
24,455	HCA Healthcare, Inc.	5,055,827
13,103	Henry Schein, Inc.*	972,112
11,779	Humana, Inc.	5,214,799
9,086	Laboratory Corp. of America Holdings*	2,506,373
14,702	McKesson Corp.	2,811,610
12,165	Quest Diagnostics, Inc.	1,605,415
87,054	UnitedHealth Group, Inc.	34,859,904
6,615	Universal Health Services, Inc., Class B	968,634

		87,996,271

Health Care Technology (0.1%):
28,083	Cerner Corp.	2,194,967

Hotels, Restaurants & Leisure (1.7%):
19,417	Caesars Entertainment, Inc.*	2,014,514
74,317	Carnival Corp., Class A*	1,958,996
2,552	Chipotle Mexican Grill, Inc.*	3,956,468
12,183	Darden Restaurants, Inc.	1,778,596
3,616	Domino’s Pizza, Inc.	1,686,828
25,114	Hilton Worldwide Holdings, Inc.*	3,029,251
30,552	Las Vegas Sands Corp.*	1,609,785
24,145	Marriott International, Inc., Class A*	3,296,275
68,865	McDonald’s Corp.	15,907,126
37,902	MGM Resorts International	1,616,520
34,468	Norwegian Cruise Line Holdings, Ltd.*^	1,013,704
13,824	Penn National Gaming, Inc.*	1,057,398

See accompanying notes to the financial statements.

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
20,380	Royal Caribbean Cruises, Ltd.*	$1,738,007
108,578	Starbucks Corp.	12,140,106
9,804	Wynn Resorts, Ltd.*	1,199,029
26,898	Yum! Brands, Inc.	3,094,077

		57,096,680

Household Durables (0.4%):
29,421	DR Horton, Inc.	2,658,776
1,311	Garmin, Ltd.	189,623
11,991	Garmin, Ltd.	1,734,378
11,855	Leggett & Platt, Inc.	614,207
25,700	Lennar Corp., Class A	2,553,295
5,462	Mohawk Industries, Inc.*	1,049,742
35,317	Newell Brands, Inc.	970,158
316	NVR, Inc.*	1,571,563
24,619	PulteGroup, Inc.	1,343,459
5,855	Whirlpool Corp.	1,276,507

		13,961,708

Household Products (1.3%):
22,784	Church & Dwight Co., Inc.	1,941,652
11,570	Clorox Co. (The)	2,081,559
77,456	Colgate-Palmolive Co.	6,301,046
31,417	Kimberly-Clark Corp.	4,202,966
225,997	Procter & Gamble Co. (The)	30,493,775

		45,020,998

Independent Power and Renewable Electricity Producers (0.1%):
62,025	AES Corp. (The)	1,616,992
19,798	NRG Energy, Inc.	797,859

		2,414,851

Industrial Conglomerates (1.2%):
53,407	3M Co.	10,608,232
808,226	General Electric Co.	10,878,722
64,005	Honeywell International, Inc.	14,039,497
9,791	Roper Technologies, Inc.	4,603,728

		40,130,179

Insurance (1.8%):
57,205	Aflac, Inc.	3,069,620
27,867	Allstate Corp. (The)	3,634,971
77,796	American International Group, Inc.	3,703,090
20,577	Aon plc, Class A	4,912,965
19,064	Arthur J. Gallagher & Co.	2,670,485
5,204	Assurant, Inc.	812,761
41,227	Chubb, Ltd.	6,552,619
13,933	Cincinnati Financial Corp.	1,624,866
3,752	Everest Re Group, Ltd.	945,542
8,853	Globe Life, Inc.	843,248
33,270	Hartford Financial Services Group, Inc. (The)	2,061,742
16,688	Lincoln National Corp.	1,048,674
20,861	Loews Corp.	1,140,054
46,594	Marsh & McLennan Cos., Inc.	6,554,844
67,710	MetLife, Inc.	4,052,443
23,622	Principal Financial Group, Inc.	1,492,674
54,399	Progressive Corp. (The)	5,342,526
36,662	Prudential Financial, Inc.	3,756,755
23,416	Travelers Cos., Inc. (The)	3,505,609
19,489	Unum Group	553,488

Shares		Value
Common Stocks, continued
Insurance, continued
11,987	Willis Towers Watson plc	$2,757,250
13,091	WR Berkley Corp.	974,363

		62,010,589

Interactive Media & Services (6.4%):
27,721	Alphabet, Inc., Class A*	67,688,861
26,211	Alphabet, Inc., Class C*	65,693,153
220,683	Facebook, Inc., Class A*	76,733,686
74,268	Twitter, Inc.*	5,110,381

		215,226,081

Internet & Direct Marketing Retail (4.5%):
39,488	Amazon.com, Inc.*	135,845,038
3,775	Booking Holdings, Inc.*	8,260,040
58,767	eBay, Inc.	4,126,031
11,829	Etsy, Inc.*	2,434,881
13,169	Expedia Group, Inc.*	2,155,897

		152,821,887

IT Services (5.1%):
58,518	Accenture plc, Class A	17,250,521
15,179	Akamai Technologies, Inc.*	1,769,871
39,084	Automatic Data Processing, Inc.	7,762,864
10,818	Broadridge Financial Solutions, Inc.	1,747,432
49,130	Cognizant Technology Solutions Corp., Class A	3,402,744
21,865	DXC Technology Co.*	851,423
56,916	Fidelity National Information Services, Inc.	8,063,290
54,534	Fiserv, Inc.*	5,829,139
7,772	FleetCor Technologies, Inc.*	1,990,098
8,016	Gartner, Inc.*	1,941,475
26,956	Global Payments, Inc.	5,055,328
82,239	International Business Machines Corp.	12,055,415
6,924	Jack Henry & Associates, Inc.	1,132,143
12,399	Leidos Holdings, Inc.	1,253,539
80,551	MasterCard, Inc., Class A	29,408,365
29,856	Paychex, Inc.	3,203,549
108,154	PayPal Holdings, Inc.*	31,524,728
9,235	VeriSign, Inc.*	2,102,717
155,810	Visa, Inc., Class A	36,431,494
38,145	Western Union Co. (The.)	876,191

		173,652,326

Leisure Products (0.0%†):
11,963	Hasbro, Inc.	1,130,743

Life Sciences Tools & Services (1.3%):
27,569	Agilent Technologies, Inc.	4,074,974
2,003	Bio-Rad Laboratories, Inc., Class A*	1,290,513
4,682	Charles River Laboratories International, Inc.*	1,731,965
13,369	Illumina, Inc.*	6,326,345
17,429	IQVIA Holdings, Inc.*	4,223,395
2,164	Mettler-Toledo International, Inc.*	2,997,876
10,435	PerkinElmer, Inc.	1,611,268
36,194	Thermo Fisher Scientific, Inc.	18,258,787
5,750	Waters Corp.*	1,987,258

		42,502,381

Machinery (1.7%):
50,440	Caterpillar, Inc.	10,977,257
13,595	Cummins, Inc.	3,314,597

See accompanying notes to the financial statements.

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
28,701	Deere & Co.	$10,123,130
12,758	Dover Corp.	1,921,355
31,562	Fortive Corp.	2,201,134
7,041	IDEX Corp.	1,549,372
26,270	Illinois Tool Works, Inc.	5,872,921
34,773	Ingersoll-Rand, Inc.*	1,697,270
37,557	Otis Worldwide Corp.	3,071,036
32,300	PACCAR, Inc.	2,882,775
11,674	Parker-Hannifin Corp.	3,585,202
15,467	Pentair plc	1,043,868
5,036	Snap-On, Inc.	1,125,194
14,554	Stanley Black & Decker, Inc.	2,983,424
16,569	Wabtec Corp.	1,363,629
16,766	Xylem, Inc.	2,011,249

		55,723,413

Media (1.3%):
12,666	Charter Communications, Inc., Class A*	9,137,886
421,983	Comcast Corp., Class A	24,061,471
26,156	Discovery Communications, Inc., Class C*	758,001
17,280	Discovery, Inc., Class A*	530,150
23,138	DISH Network Corp., Class A*	967,168
30,485	Fox Corp., Class A	1,131,908
14,123	Fox Corp., Class B	497,130
36,686	Interpublic Group of Cos., Inc. (The)	1,191,928
36,966	News Corp., Class A	952,614
10,641	News Corp., Class B	259,108
18,798	Omnicom Group, Inc.	1,503,652
56,367	ViacomCBS, Inc., Class B	2,547,788

		43,538,804

Metals & Mining (0.4%):
136,312	Freeport-McMoRan, Inc.	5,058,538
72,937	Newmont Corp.	4,622,747
27,851	Nucor Corp.	2,671,747

		12,353,032

Multiline Retail (0.5%):
21,519	Dollar General Corp.	4,656,496
21,607	Dollar Tree, Inc.*	2,149,897
45,536	Target Corp.	11,007,873

		17,814,266

Multi-Utilities (0.7%):
23,864	Ameren Corp.	1,910,074
54,190	CenterPoint Energy, Inc.	1,328,739
26,930	CMS Energy Corp.	1,591,024
31,974	Consolidated Edison, Inc.	2,293,175
73,721	Dominion Energy, Inc.	5,423,654
17,311	DTE Energy Co.	2,243,506
36,798	NiSource, Inc.	901,551
45,374	Public Service Enterprise Group, Inc.	2,710,643
28,621	Sempra Energy	3,791,710
29,325	WEC Energy Group, Inc.	2,608,459

		24,802,535

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (2.6%):
35,197	APA Corp.	$761,311
35,502	Cabot Oil & Gas Corp.	619,865
177,873	Chevron Corp.	18,630,418
123,961	ConocoPhillips	7,549,225
55,544	Devon Energy Corp.	1,621,329
16,870	Diamondback Energy, Inc.	1,583,924
53,150	EOG Resources, Inc.	4,434,836
389,786	Exxon Mobil Corp.	24,587,701
25,558	Hess Corp.	2,231,725
175,769	Kinder Morgan, Inc.	3,204,269
73,513	Marathon Oil Corp.	1,001,247
58,283	Marathon Petroleum Corp.	3,521,459
78,239	Occidental Petroleum Corp.	2,446,534
41,476	ONEOK, Inc.	2,307,725
40,749	Phillips 66	3,497,079
20,981	Pioneer Natural Resources Co.	3,409,832
38,048	Valero Energy Corp.	2,970,788
113,017	Williams Cos., Inc.	3,000,601

		87,379,868

Personal Products (0.2%):
21,256	Estee Lauder Co., Inc. (The), Class A	6,761,108

Pharmaceuticals (3.6%):
205,382	Bristol-Myers Squibb Co.	13,723,625
15,856	Catalent, Inc.*	1,714,351
73,306	Eli Lilly & Co.	16,825,193
242,754	Johnson & Johnson	39,991,294
233,159	Merck & Co., Inc.	18,132,775
23,979	Organon & Co.*	725,605
11,925	Perrigo Co. plc	546,761
515,653	Pfizer, Inc.	20,192,972
112,435	Viatris, Inc.	1,606,696
43,606	Zoetis, Inc.	8,126,414

		121,585,686

Professional Services (0.3%):
11,322	Equifax, Inc.	2,711,732
33,996	IHS Markit, Ltd.	3,829,989
33,370	Nielsen Holdings plc	823,238
10,516	Robert Half International, Inc.	935,609
15,074	Verisk Analytics, Inc.	2,633,729

		10,934,297

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	—
31,211	CBRE Group, Inc., Class A*	2,675,719

		2,675,719

Road & Rail (1.0%):
208,284	CSX Corp.	6,681,751
7,754	J.B. Hunt Transport Services, Inc.	1,263,514
8,470	Kansas City Southern	2,400,144
22,895	Norfolk Southern Corp.	6,076,562
8,827	Old Dominion Freight Line, Inc.	2,240,292
61,277	Union Pacific Corp.	13,476,651

		32,138,914

Semiconductors & Semiconductor Equipment (5.6%):
111,861	Advanced Micro Devices, Inc.*	10,507,104

See accompanying notes to the financial statements.

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
33,730	Analog Devices, Inc.	$5,806,957
84,498	Applied Materials, Inc.	12,032,515
37,623	Broadcom, Inc.	17,940,151
371,983	Intel Corp.	20,883,126
13,938	KLA Corp.	4,518,839
13,109	Lam Research Corp.	8,530,026
24,040	Maxim Integrated Products, Inc.	2,532,854
25,440	Microchip Technology, Inc.	3,809,386
103,138	Micron Technology, Inc.*	8,764,667
3,989	Monolithic Power Systems, Inc.	1,489,692
57,381	NVIDIA Corp.	45,910,538
25,169	NXP Semiconductors NV	5,177,767
10,479	Qorvo, Inc.*	2,050,216
103,916	Qualcomm, Inc.	14,852,714
15,361	Skyworks Solutions, Inc.	2,945,472
15,453	Teradyne, Inc.	2,070,084
85,315	Texas Instruments, Inc.	16,406,075
22,849	Xilinx, Inc.	3,304,879

		189,533,062

Software (8.8%):
44,005	Adobe, Inc.*	25,771,088
8,105	ANSYS, Inc.*	2,812,921
20,118	Autodesk, Inc.*	5,872,444
25,151	Cadence Design Systems, Inc.*	3,441,160
11,564	Citrix Systems, Inc.	1,356,110
12,617	Fortinet, Inc.*	3,005,243
25,137	Intuit, Inc.	12,321,403
693,816	Microsoft Corp.	187,954,754
53,996	NortonLifeLock, Inc.	1,469,771
167,304	Oracle Corp.	13,022,943
4,568	Paycom Software, Inc.*	1,660,331
9,779	PTC, Inc.*	1,381,382
85,259	salesforce.com, Inc.*	20,826,216
18,139	ServiceNow, Inc.*	9,968,288
13,820	Synopsys, Inc.*	3,811,418
3,793	Tyler Technologies, Inc.*	1,715,840

		296,391,312

Specialty Retail (2.2%):
6,114	Advance Auto Parts, Inc.	1,254,226
2,013	AutoZone, Inc.*	3,003,839
20,752	Best Buy Co, Inc.	2,386,065
15,189	CarMax, Inc.*	1,961,659
18,481	Gap, Inc. (The)	621,886
97,962	Home Depot, Inc. (The)	31,239,102
21,809	L Brands, Inc.	1,571,556
65,032	Lowe’s Cos., Inc.	12,614,257
6,321	O’Reilly Automotive, Inc.*	3,579,013
32,379	Ross Stores, Inc.	4,014,996
110,723	TJX Cos., Inc. (The)	7,464,945
10,727	Tractor Supply Co.	1,995,866
5,101	Ulta Beauty, Inc.*	1,763,773

		73,471,183

Contracts, Shares, Notional Amount or Principal Amount		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (6.2%):
1,444,821	Apple, Inc.	$197,882,684
121,619	Hewlett Packard Enterprise Co.	1,773,205
108,408	HP, Inc.	3,272,838
20,756	NetApp, Inc.	1,698,256
18,524	Seagate Technology Holdings plc	1,628,815
28,529	Western Digital Corp.*	2,030,409

		208,286,207

Textiles, Apparel & Luxury Goods (0.7%):
30,662	Hanesbrands, Inc.	572,459
117,377	Nike, Inc., Class B	18,133,573
6,668	PVH Corp.*	717,410
4,360	Ralph Lauren Corp.	513,651
26,012	Tapestry, Inc.*	1,131,002
22,199	Under Armour, Inc., Class A*	469,509
12,503	Under Armour, Inc., Class C*	232,181
29,973	VF Corp.	2,458,985

		24,228,770

Tobacco (0.7%):
170,026	Altria Group, Inc.	8,106,840
143,601	Philip Morris International, Inc.	14,232,295

		22,339,135

Trading Companies & Distributors (0.2%):
53,327	Fastenal Co.	2,773,004
6,735	United Rentals, Inc.*	2,148,532
4,073	W.W. Grainger, Inc.	1,783,974

		6,705,510

Water Utilities (0.1%):
16,878	American Water Works Co., Inc.	2,601,406

Wireless Telecommunication Services (0.2%):
53,839	T-Mobile USA, Inc.*	7,797,502

Total Common Stocks (Cost $1,410,189,658)		3,345,628,151

Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
996,451	BlackRock Liquidity FedFund, Institutional Class , 0.04%(b)(c)	996,451

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $996,451)		996,451

Unaffiliated Investment Company (0.9%):
Money Markets (0.9%):
31,241,785	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	31,241,785

Total Unaffiliated Investment Company (Cost $31,241,785)		31,241,785

Total Investment Securities (Cost $1,442,427,894) — 100.0%		3,377,866,387
Net other assets (liabilities) — 0.0%†		(1,540,930)

Net Assets — 100.0%		$3,376,325,457

See accompanying notes to the financial statements.

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2021.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $993,411.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/17/21	159	$34,094,370	$166,863

				$166,863

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,437,877,222
Investments in affiliates, at cost	4,550,672

Investments in non-affiliates, at value(a)	$3,366,438,404
Investments in affiliates, at value	11,427,983
Cash	3,400
Deposit at broker for futures contracts collateral	1,767,000
Interest and dividends receivable	1,809,767
Foreign currency, at value (cost $99,404)	99,487
Receivable for investments sold	244,000
Receivable for variation margin on futures contracts	62,948
Reclaims receivable	80,881
Receivable from Manager	6,470
Prepaid expenses	142,375

Total Assets	3,382,082,715

Liabilities:
Payable for capital shares redeemed	3,364,126
Payable for collateral received on loaned securities	996,451
Manager fees payable	466,788
Administration fees payable	3,594
Distribution fees payable	618,988
Custodian fees payable	10,338
Administrative and compliance services fees payable	7,187
Transfer agent fees payable	3,108
Trustee fees payable	35,980
Other accrued liabilities	250,698

Total Liabilities	5,757,258

Net Assets	$3,376,325,457

Net Assets Consist of:
Paid in capital	$1,121,160,950
Total distributable earnings	2,255,164,507

Net Assets	$3,376,325,457

Class 1
Net Assets	$93,685,695
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,962,860
Net Asset Value (offering and redemption price per share)	$23.64

Class 2
Net Assets	$3,282,639,762
Shares of beneficial interest (unlimited number of shares authorized, no par value)	140,223,818
Net Asset Value (offering and redemption price per share)	$23.41

(a)	Includes securities on loan of $993,411.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends from non-affiliates	$21,006,495
Dividends from affiliates	98,406
Income from securities lending	16,661
Foreign withholding tax	(43,827)

Total Investment Income	21,077,735

Expenses:
Manager fees	2,460,107
Administration fees	60,558
Distribution fees — Class 2	3,506,406
Custodian fees	34,823
Administrative and compliance services fees	22,129
Transfer agent fees	7,060
Trustee fees	79,455
Professional fees	69,938
Shareholder reports	43,940
Other expenses	309,175

Total expenses	6,593,591

Net Investment Income/(Loss)	14,484,144

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	127,968,665
Net realized gains/(losses) on affiliated transactions	567,654
Net realized gains/(losses) on futures contracts	3,209,605
Change in net unrealized appreciation/depreciation on securities and foreign currencies	265,900,574
Change in net unrealized appreciation/depreciation on affiliated transactions	1,295,974
Change in net unrealized appreciation/depreciation on futures contracts	(170,155)

Net realized and Change in net unrealized gains/losses on investments	398,772,317

Change in Net Assets Resulting From Operations	$413,256,461

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$14,484,144	$33,594,487
Net realized gains/(losses) on investments	131,745,924	161,722,190
Change in unrealized appreciation/depreciation on investments	267,026,393	222,363,785

Change in net assets resulting from operations	413,256,461	417,680,462

Distributions to Shareholders:
Class 1	—	(4,285,950)
Class 2	—	(130,497,086)

Change in net assets resulting from distributions to shareholders	—	(134,783,036)

Capital Transactions:
Class 1
Proceeds from shares issued	135,459	177,984
Proceeds from shares issued in merger	—	14,607,666
Proceeds from dividends reinvested	—	4,285,950
Value of shares redeemed	(5,437,889)	(11,356,566)

Total Class 1 Shares	(5,302,430)	7,715,034

Class 2
Proceeds from shares issued	430,318,277	174,055,612
Proceeds from shares issued in merger	—	60,521,801
Proceeds from dividends reinvested	—	130,497,085
Value of shares redeemed	(299,645,884)	(608,017,403)

Total Class 2 Shares	130,672,393	(242,942,905)

Change in net assets resulting from capital transactions	125,369,963	(235,227,871)

Change in net assets	538,626,424	47,669,555
Net Assets:
Beginning of period	2,837,699,033	2,790,029,478

End of period	$3,376,325,457	$2,837,699,033

Share Transactions:
Class 1
Shares issued	6,298	10,489
Shares issued in merger	—	749,180
Dividends reinvested	—	228,219
Shares redeemed	(247,108)	(631,480)

Total Class 1 Shares	(240,810)	356,408

Class 2
Shares issued	18,707,615	12,037,843
Shares issued in merger	—	3,134,464
Dividends reinvested	—	7,004,675
Shares redeemed	(13,658,031)	(36,115,663)

Total Class 2 Shares	5,049,584	(13,938,681)

Change in shares	4,808,774	(13,582,273)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$20.53		$18.39	$14.72	$16.25	$14.15	$14.31

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.28 (a)	0.31 (a)	0.29 (a)	0.28	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	2.97		2.90	4.20	(0.96)	2.71	1.30

Total from Investment Activities	3.11		3.18	4.51	(0.67)	2.99	1.58

Distributions to Shareholders From:
Net Investment Income	—		(0.35)	(0.31)	(0.31)	(0.17)	(0.31)
Net Realized Gains	—		(0.69)	(0.53)	(0.55)	(0.72)	(1.43)

Total Dividends	—		(1.04)	(0.84)	(0.86)	(0.89)	(1.74)

Net Asset Value, End of Period	$23.64		$20.53	$18.39	$14.72	$16.25	$14.15

Total Return(b)	15.15	%(c)	17.82%	31.27%	(4.63)%	21.60%	11.79%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$93,686		$86,300	$70,738	$62,599	$76,049	$72,604
Net Investment Income/(Loss)(d)	1.25%		1.53%	1.81%	1.74%	1.83%	1.98%
Expenses Before Reductions(d)(e)	0.21%		0.25%	0.24%	0.23%	0.23%	0.24%
Expenses Net of Reductions(d)	0.21%		0.25%	0.24%	0.23%	0.23%	0.24%
Portfolio Turnover Rate(f)	12%		10%	3%	4%	2%	23%

Class 2

Net Asset Value, Beginning of Period	$20.35		$18.24	$14.61	$16.13	$14.06	$14.23

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.24 (a)	0.26 (a)	0.25 (a)	0.24	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	2.95		2.86	4.17	(0.95)	2.70	1.29

Total from Investment Activities	3.06		3.10	4.43	(0.70)	2.94	1.53

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.27)	(0.27)	(0.15)	(0.27)
Net Realized Gains	—		(0.69)	(0.53)	(0.55)	(0.72)	(1.43)

Total Dividends	—		(0.99)	(0.80)	(0.82)	(0.87)	(1.70)

Net Asset Value, End of Period	$23.41		$20.35	$18.24	$14.61	$16.13	$14.06

Total Return(b)	15.04	%(c)	17.50%	30.89%	(4.84)%	21.36%	11.45%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$3,282,640		$2,751,399	$2,719,291	$2,370,547	$2,788,345	$2,562,218
Net Investment Income/(Loss)(d)	0.99%		1.31%	1.56%	1.49%	1.58%	1.75%
Expenses Before Reductions(d)(e)	0.46%		0.50%	0.49%	0.48%	0.48%	0.49%
Expenses Net of Reductions(d)	0.46%		0.50%	0.49%	0.48%	0.48%	0.49%
Portfolio Turnover Rate(f)	12%		10%	3%	4%	2%	23%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services —Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,639 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $996,451 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $26.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$166,863	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$3,209,605	$(170,155)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL S&P 500 Index Fund Class 1	0.17%	0.46%

AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

At June 30, 2021, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Value 31-12-2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 30-06-2021	Shares as of 30-06-2021	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$9,125,315	$1,507,218	$(1,068,179)	$567,654	$1,295,974	$11,427,983	13,061	$98,406	$—

	$9,125,315	$1,507,218	$(1,068,179)	$567,654	$1,295,974	$11,427,983	13,061	$98,406	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$3,345,628,151	$—	$—	#	$3,345,628,151
Short-Term Security Held as Collateral for Securities on Loan	996,451	—	—		996,451
Unaffiliated Investment Company	31,241,785	—	—		31,241,785

Total Investment Securities	3,377,866,387	—	—		3,377,866,387

Other Financial Instruments:*
Futures Contracts	166,863	—	—		166,863

Total Investments	$3,378,033,250	$—	$—		$3,378,033,250

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2021.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL S&P 500 Index Fund	$481,026,144	$352,779,799

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,206,763,488. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$1,677,463,117
Unrealized (depreciation)	(44,242,594)

Net unrealized appreciation/(depreciation)	$1,633,220,523

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL S&P 500 Index Fund	$44,011,694	$90,771,342	$134,783,036

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL S&P 500 Index Fund	$37,097,316	$171,580,756	$—	$1,633,229,974	$1,841,908,046

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

AZL S&P 500 Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

18

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

19

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

21

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Special Joint Meeting of Shareholders Page 18

Other Information Page 21

Statement Regarding the Trust’s Liquidity Risk Management Program Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,233.60	$1.72	0.31%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,232.20	$3.10	0.56%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.26	$1.56	0.31%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,022.02	$2.81	0.56%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	16.9%

Industrials	16.7

Consumer Discretionary	14.6

Information Technology	13.7

Health Care	11.6

Real Estate	7.7

Materials	5.4

Energy	4.5

Consumer Staples	4.1

Communication Services	2.0

Utilities	1.5

Total Common Stocks	98.7

Warrant	— †

Short-Term Security Held as Collateral for Securities on Loan	3.8

Unaffiliated Investment Company	1.2

Total Investment Securities	103.7

Net other assets (liabilities)	(3.7)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (1.1%):
29,507	AAR Corp.*	$1,143,396
63,856	Aerojet Rocketdyne Holdings, Inc.	3,083,606
19,217	AeroVironment, Inc.*	1,924,583
25,566	Moog, Inc., Class A	2,149,078
4,856	National Presto Industries, Inc.	493,612
18,898	Park Aerospace Corp., Class C	281,580
52,262	Triumph Group, Inc.*	1,084,437

		10,160,292

Air Freight & Logistics (0.7%):
24,104	Atlas Air Worldwide Holdings, Inc.*	1,641,723
22,788	Echo Global Logistics, Inc.*	700,503
23,644	Forward Air Corp.	2,122,049
29,568	Hub Group, Inc., Class A*	1,950,897

		6,415,172

Airlines (0.6%):
12,688	Allegiant Travel Co.*	2,461,472
45,030	Hawaiian Holdings, Inc.*	1,097,381
44,033	SkyWest, Inc.*	1,896,501

		5,455,354

Auto Components (1.1%):
96,026	American Axle & Manufacturing Holdings, Inc.*	993,869
14,550	Cooper-Standard Holding, Inc.*	421,950
23,986	Dorman Products, Inc.*	2,486,629
27,688	Gentherm, Inc.*	1,967,232
21,641	LCI Industries	2,844,060
16,421	Motorcar Parts of America, Inc.*	368,487
16,822	Standard Motor Products, Inc.	729,234

		9,811,461

Automobiles (0.2%):
28,935	Winnebago Industries, Inc.	1,966,423

Banks (9.1%):
15,370	Allegiance Bancshares, Inc.	590,823
56,945	Ameris Bancorp	2,883,125
38,205	Banc of California, Inc.	670,116
16,673	BancFirst Corp.	1,040,895
39,615	Bancorp, Inc. (The)*	911,541
76,271	BankUnited, Inc.	3,256,009
29,239	Banner Corp.	1,585,046
42,373	Berkshire Hills Bancorp, Inc.	1,161,444
66,646	Boston Private Financial Holdings, Inc.	983,028
64,806	Brookline Bancorp, Inc.	968,850
102,269	Cadence Bancorp	2,135,377
23,951	Central Pacific Financial Corp.	624,163
13,011	City Holding Co.	978,948
59,074	Columbia Banking System, Inc.	2,277,893
43,842	Community Bank System, Inc.	3,316,647
24,111	Customers Bancorp, Inc.	940,088
104,314	CVB Financial Corp.	2,147,825
30,240	Dime Community Bancshares, Inc.	1,016,669
26,548	Eagle Bancorp, Inc.	1,488,812
29,952	FB Financial Corp.	1,117,809
179,597	First Bancorp	2,140,796
24,105	First Bancorp/Southern Pines NC	986,136
80,223	First Commonwealth Financial Corp.	1,128,738
80,458	First Financial Bancorp	1,901,223
113,156	First Hawaiian, Inc.	3,206,841

Shares		Value
Common Stocks, continued
Banks, continued
95,149	First Midwest Bancorp, Inc.	$1,886,805
44,952	Great Western Bancorp, Inc.	1,473,976
26,106	Hanmi Financial Corp.	497,580
29,389	Heritage Financial Corp.	735,313
56,920	Hilltop Holdings, Inc.	2,071,888
102,955	Hope BanCorp, Inc.	1,459,902
27,081	Independent Bank Corp.	2,044,615
32,016	Independent Bank Group, Inc.	2,368,544
157,707	Investors Bancorp, Inc.	2,248,902
25,342	National Bank Holdings Corp.	956,407
36,009	NBT Bancorp, Inc.	1,295,244
42,064	OFG Bancorp	930,456
136,693	Old National Bancorp	2,407,164
77,215	Pacific Premier Bancorp, Inc.	3,265,422
12,163	Park National Corp.	1,428,179
11,151	Preferred Bank Los Angeles	705,524
46,632	Renasant Corp.	1,865,280
32,298	S & T Bancorp, Inc.	1,010,927
45,620	Seacoast Banking Corp of Florida	1,557,923
40,981	ServisFirst Bancshares, Inc.	2,785,888
88,658	Simmons First National Corp., Class A	2,601,226
25,622	Southside Bancshares, Inc.	979,529
10,887	Tompkins Financial Corp.	844,396
19,372	Triumph BanCorp, Inc.*	1,438,371
71,698	United Community Banks, Inc.	2,295,053
40,374	Veritex Holdings, Inc.	1,429,643
21,917	Westamerica Bancorp	1,271,843

		83,314,842

Beverages (0.6%):
28,153	Celsius Holdings, Inc.*	2,142,162
3,975	Coca-Cola Consolidated, Inc.	1,598,467
11,178	MGP Ingredients, Inc.	756,080
19,845	National Beverage Corp.	937,279

		5,433,988

Biotechnology (1.4%):
36,820	Cara Therapeutics, Inc.*	525,422
56,581	Coherus Biosciences, Inc.*	782,515
61,187	Cytokinetics, Inc.*	1,210,891
10,228	Eagle Pharmaceuticals, Inc.*	437,758
15,316	Enanta Pharmaceuticals, Inc.*	674,057
66,458	Myriad Genetics, Inc.*	2,032,286
42,687	Organogenesis Holdings, Inc.*	709,458
29,932	REGENXBIO, Inc.*	1,162,858
139,831	Spectrum Pharmaceuticals, Inc.*	524,366
48,356	Vanda Pharmaceuticals, Inc.*	1,040,138
39,748	Vericel Corp.*	2,086,770
49,886	Xencor, Inc.*	1,720,568

		12,907,087

Building Products (2.1%):
34,471	AAON, Inc.	2,157,540
14,822	American Woodmark Corp.*	1,210,809
23,248	Apogee Enterprises, Inc.	946,891
27,906	Gibraltar Industries, Inc.*	2,129,507
39,837	Griffon Corp.	1,021,022
17,664	Insteel Industries, Inc.	567,897
19,290	Patrick Industries, Inc.	1,408,170

See accompanying notes to the financial statements.

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
50,842	PGT Innovations, Inc.*	$1,181,060
30,508	Quanex Building Products Corp.	757,819
123,805	Resideo Technologies, Inc.*	3,714,150
53,383	UFP Industries, Inc.	3,968,492

		19,063,357

Capital Markets (1.0%):
15,765	B Riley Financial, Inc.	1,190,257
43,922	Blucora, Inc.*	760,290
52,847	Brightsphere Investment Group, Inc.	1,238,205
26,864	Donnelley Financial Solutions, Inc.*	886,512
15,505	Greenhill & Co., Inc.	241,258
12,691	Piper Jaffray Cos., Inc.	1,644,246
14,942	StoneX Group, Inc.*	906,531
6,318	Virtus Investment Partners, Inc.	1,754,951
95,986	WisdomTree Investments, Inc.	595,113

		9,217,363

Chemicals (2.7%):
24,992	AdvanSix, Inc.*	746,261
24,804	American Vanguard Corp.	434,318
27,688	Balchem Corp.	3,634,327
70,768	Ferro Corp.*	1,526,466
26,641	Futurefuel Corp.	255,754
42,614	GCP Applied Technologies, Inc.*	991,202
45,233	H.B. Fuller Co.	2,877,271
17,018	Hawkins, Inc.	557,339
21,182	Innospec, Inc.	1,919,301
19,138	Koppers Holdings, Inc.*	619,114
27,790	Kraton Corp.*	897,339
136,771	Livent Corp.*^	2,647,887
11,275	Quaker Chemical Corp.	2,674,317
56,476	Rayonier Advanced Materials, Inc.*	377,824
18,392	Stepan Co.	2,212,006
20,754	Tredegar Corp.	285,783
33,444	Trinseo SA	2,001,289

		24,657,798

Commercial Services & Supplies (1.8%):
58,375	ABM Industries, Inc.	2,588,931
42,309	Brady Corp., Class A	2,370,996
36,914	Deluxe Corp.	1,763,382
38,282	HNI Corp.	1,683,260
51,267	Interface, Inc.	784,385
28,308	Matthews International Corp., Class A	1,017,956
140,860	Pitney Bowes, Inc.	1,235,342
28,434	Team, Inc.*	190,508
13,231	UniFirst Corp.	3,104,522
27,437	US Ecology, Inc.*	1,029,436
17,438	Viad Corp.*	869,284

		16,638,002

Communications Equipment (1.4%):
42,950	ADTRAN, Inc.	886,917
23,203	Applied Optoelectronics, Inc.*^	196,529
29,870	CalAmp Corp.*	379,946
22,811	Comtech Telecommunications Corp.	551,114
30,560	Digi International, Inc.*	614,562
108,087	Extreme Networks, Inc.*	1,206,251
88,079	Harmonic, Inc.*	750,433

Shares		Value
Common Stocks, continued
Communications Equipment, continued
26,596	InterDigital, Inc.	$1,942,306
27,180	NETGEAR, Inc.*	1,041,537
32,657	Plantronics, Inc.*	1,362,777
196,239	Viavi Solutions, Inc.*	3,465,581

		12,397,953

Construction & Engineering (0.9%):
41,925	Arcosa, Inc.	2,462,675
31,346	Comfort Systems USA, Inc.	2,469,751
40,333	Granite Construction, Inc.	1,675,030
14,896	MYR Group, Inc.*	1,354,344

		7,961,800

Construction Materials (0.1%):
14,074	U.S. Concrete, Inc.*	1,038,661

Consumer Finance (0.8%):
27,451	Encore Capital Group, Inc.*	1,300,903
32,750	Enova International, Inc.*	1,120,377
52,028	EZCORP, Inc., Class A*	313,729
44,180	Green Dot Corp., Class A*	2,069,833
40,280	PRA Group, Inc.*	1,549,572
3,631	World Acceptance Corp.*	581,831

		6,936,245

Containers & Packaging (0.3%):
32,992	Myers Industries, Inc.	692,832
136,627	O-I Glass, Inc.*	2,231,119

		2,923,951

Distributors (0.2%):
38,715	Core Markt Holdngs Co., Inc.	1,742,562

Diversified Consumer Services (0.2%):
16,891	American Public Education, Inc.*	478,691
63,663	Perdoceo Education Corp.*	781,145
22,569	Regis Corp.*	211,246

		1,471,082

Diversified Telecommunication Services (0.8%):
9,690	ATN International, Inc.	440,798
42,101	Cincinnati Bell, Inc.*	649,197
35,630	Cogent Communications Holdings, Inc.	2,739,591
62,833	Consolidated Communications Holdings, Inc.*	552,302
200,510	Vonage Holdings Corp.*	2,889,349

		7,271,237

Electrical Equipment (0.5%):
22,269	AZZ, Inc.	1,153,089
18,241	Encore Wire Corp.	1,382,485
8,944	Powell Industries, Inc.	276,817
18,175	Vicor Corp.*	1,921,825

		4,734,216

Electronic Equipment, Instruments & Components (3.6%):
70,743	Arlo Technologies, Inc.*	478,930
24,674	Badger Meter, Inc.	2,421,013
10,456	Bel Fuse, Inc., Class B	150,566
32,166	Benchmark Electronics, Inc.	915,444
28,027	CTS Corp.	1,041,483
38,327	Daktronics, Inc.*	252,575
12,060	ePlus, Inc.*	1,045,481
31,776	Fabrinet*	3,046,365

See accompanying notes to the financial statements.

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
15,564	FARO Technologies, Inc.*	$1,210,412
30,269	Insight Enterprises, Inc.*	3,027,203
38,649	Itron, Inc.*	3,864,127
77,482	Knowles Corp.*	1,529,495
4,010	Mesa Laboratories, Inc.	1,087,392
33,547	Methode Electronics, Inc., Class A	1,650,848
14,306	OSI Systems, Inc.*	1,454,062
9,208	PC Connection, Inc.	426,054
24,575	Plexus Corp.*	2,246,401
16,015	Rogers Corp.*	3,215,812
56,715	Sanmina Corp.*	2,209,617
21,787	ScanSource, Inc.*	612,868
88,287	TTM Technologies, Inc.*	1,262,504

		33,148,652

Energy Equipment & Services (1.5%):
112,188	Archrock, Inc.	999,595
20,802	Bristow Group, Inc.*	532,739
39,064	Core Laboratories NV	1,521,543
30,260	Dril-Quip, Inc.*	1,023,696
124,006	Helix Energy Solutions Group, Inc.*	708,074
93,524	Helmerich & Payne, Inc.	3,051,688
24,268	Matrix Service Co.*	254,814
5,581	Nabors Industries, Ltd.*	637,573
85,884	Oceaneering International, Inc.*	1,337,214
54,243	Oil States International, Inc.*	425,808
162,502	Patterson-UTI Energy, Inc.	1,615,270
71,265	Propetro Holding Corp.*	652,787
51,750	RPC, Inc.*	256,163
63,018	U.S. Silica Holdings, Inc.*	728,488

		13,745,452

Entertainment (0.0%†):
20,910	Marcus Corp.*^	443,501

Equity Real Estate Investment Trusts (7.0%):
70,613	Acadia Realty Trust	1,550,661
58,224	Agree Realty Corp.	4,104,210
63,963	Alexander & Baldwin, Inc.	1,171,802
43,081	American Assets Trust, Inc.	1,606,490
51,598	Armada Hoffler Properties, Inc.	685,737
149,294	Brandywine Realty Trust^	2,046,821
78,365	CareTrust REIT, Inc.	1,820,419
11,173	Centerspace	881,550
43,101	Chatham Lodging Trust*	554,710
19,686	Community Healthcare Trust, Inc.	934,298
104,552	CoreCivic, Inc.*	1,094,659
179,878	DiamondRock Hospitality Co.*	1,744,817
208,587	Diversified Healthcare Trust	871,894
71,774	Easterly Government Properties, Inc.	1,512,996
65,167	Four Corners Property Trust, Inc.	1,799,261
87,796	Franklin Street Properties Corp.	461,807
100,653	GEO Group, Inc. (The)^	716,649
31,911	Getty Realty Corp.	994,028
84,033	Global Net Lease, Inc.	1,554,610
29,656	Hersha Hospitality Trust*	319,099
87,433	Independence Realty Trust, Inc.	1,593,904
57,582	Industrial Logistics Properties Trust	1,505,193
20,599	Innovative Industrial Properties, Inc.	3,934,821

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
61,415	iStar, Inc.^	$1,273,133
73,813	Kite Realty Group Trust	1,624,624
241,025	Lexington Realty Trust	2,880,249
34,645	LTC Properties, Inc.	1,330,022
74,028	Mack-Cali Realty Corp.	1,269,580
18,789	NexPoint Residential Trust, Inc.	1,033,019
42,849	Office Properties Income Trust	1,255,904
102,381	Retail Opportunity Investments Corp.	1,808,048
186,818	Retail Properties of America, Inc., Class A	2,139,066
71,291	Rpt Realty	925,357
12,124	Safehold, Inc.^	951,734
10,425	Saul Centers, Inc.	473,816
129,156	Service Properties Trust	1,627,366
146,533	SITE Centers Corp.	2,206,787
90,715	Summit Hotel Properties, Inc.*	846,371
86,513	Tanger Factory Outlet Centers, Inc.^	1,630,770
196,828	Uniti Group, Inc.	2,084,409
10,790	Universal Health Realty Income Trust	664,124
27,784	Urstadt Biddle Properties, Inc., Class A	538,454
73,605	Washington Real Estate	1,692,915
38,203	Whitestone REIT	315,175
97,363	Xenia Hotels & Resorts, Inc.*	1,823,609

		63,854,968

Food & Staples Retailing (0.7%):
19,906	PriceSmart, Inc.	1,811,645
32,435	SpartanNash Co.	626,320
27,418	The Andersons, Inc.	837,072
27,873	The Chefs’ Warehouse, Inc.*	887,198
48,276	United Natural Foods, Inc.*	1,785,246

		5,947,481

Food Products (1.2%):
55,563	B&G Foods, Inc.^	1,822,466
14,165	Calavo Growers, Inc.	898,344
32,035	Cal-Maine Foods, Inc.	1,159,987
26,663	Fresh Del Monte Produce, Inc.	876,680
12,858	J & J Snack Foods Corp.	2,242,564
7,894	John B Sanfilippo And Son, Inc.	699,172
6,306	Seneca Foods Corp., Class A*	322,111
71,889	Simply Good Foods Co. (The)*	2,624,667

		10,645,991

Gas Utilities (0.6%):
15,139	Chesapeake Utilities Corp.	1,821,676
27,066	Northwest Natural Holding Co.	1,421,506
97,237	South Jersey Industries, Inc.	2,521,356

		5,764,538

Health Care Equipment & Supplies (3.2%):
33,413	AngioDynamics, Inc.*	906,495
12,527	Anika Therapeutics, Inc.*	542,294
41,487	Avanos Medical, Inc.*	1,508,882
34,312	Cardiovascular Systems, Inc.*	1,463,407
24,889	CONMED Corp.	3,420,495
33,229	CryoLife, Inc.*	943,704
15,269	Cutera, Inc.*	748,639
39,614	Glaukos Corp.*^	3,360,456
8,484	Heska Corp.*	1,949,029
16,031	Inogen, Inc.*	1,044,740

See accompanying notes to the financial statements.

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
28,290	Integer Holdings Corp.*	$2,664,918
32,093	Invacare Corp.*	258,991
57,711	Lantheus Holdings, Inc.*	1,595,132
14,719	LeMaitre Vascular, Inc.	898,153
37,188	Meridian Bioscience, Inc.*	824,830
42,191	Merit Medical Systems, Inc.*	2,728,070
29,730	Natus Medical, Inc.*	772,385
61,564	OraSure Technologies, Inc.*	624,259
17,460	Orthofix Medical, Inc.*	700,321
11,765	Surmodics, Inc.*	638,251
16,842	Tactile Systems Technology, Inc.*	875,784
33,878	Varex Imaging Corp.*	908,608
15,483	Zynex, Inc.*^	240,451

		29,618,294

Health Care Providers & Services (3.8%):
12,876	Addus HomeCare Corp.*	1,123,302
40,623	AMN Healthcare Services, Inc.*	3,939,619
11,440	Apollo Medical Holdings, Inc.*	718,546
107,477	Community Health Systems, Inc.*	1,659,445
7,826	CorVel Corp.*	1,051,032
86,330	Covetrus, Inc.*	2,330,910
31,582	Cross Country Healthcare, Inc.*	521,419
44,699	Ensign Group, Inc. (The)	3,874,062
15,217	Fulgent Genetics, Inc.*	1,403,464
32,968	Hanger, Inc.*	833,431
11,308	Joint Corp. (The)*	948,967
18,483	Magellan Health, Inc.*	1,741,099
74,134	MEDNAX, Inc.*	2,235,140
10,470	ModivCare, Inc.*	1,780,633
64,598	Owens & Minor, Inc.	2,734,433
37,524	RadNet, Inc.*	1,264,184
93,172	Select Medical Holdings Corp.	3,937,449
21,973	The Pennant Group, Inc.*	898,696
32,484	Tivity Health, Inc.*	854,654
11,181	U.S. Physical Therapy, Inc.	1,295,542

		35,146,027

Health Care Technology (1.2%):
122,800	Allscripts Healthcare Solutions, Inc.*	2,273,028
11,944	Computer Programs & Systems, Inc.	396,899
21,549	HealthStream, Inc.*	602,079
49,256	NextGen Healthcare, Inc.*	817,157
36,951	Omnicell, Inc.*	5,596,229
12,817	Simulations Plus, Inc.	703,782
19,127	Tabula Rasa Healthcare, Inc.*^	956,350

		11,345,524

Hotels, Restaurants & Leisure (1.8%):
20,328	BJ’s Restaurants, Inc.*	998,918
69,815	Bloomin’ Brands, Inc.*	1,894,779
39,142	Brinker International, Inc.*	2,420,933
39,847	Cheesecake Factory, Inc. (The)*	2,158,910
17,674	Chuy’s Holdings, Inc.*	658,533
41,006	Dave & Buster’s Entertainment, Inc.*	1,664,844
14,651	Dine Brands Global, Inc.*	1,307,602
18,559	El Pollo Loco Holdings, Inc.*	339,444
16,906	Fiesta Restaurant Group, Inc.*	227,047
10,921	Monarch Casino & Resort, Inc.*	722,642

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
13,969	Red Robin Gourmet Burgers*	$462,514
28,005	Ruth’s Hospitality Group, Inc.*	644,955
31,333	Shake Shack, Inc., Class A*	3,353,258

		16,854,379

Household Durables (2.3%):
7,100	Cavco Industries, Inc.*	1,577,549
24,561	Century Communities, Inc.	1,634,289
20,438	Ethan Allen Interiors, Inc.	564,089
19,207	Installed Building Products, Inc.	2,350,169
24,039	iRobot Corp.*^	2,245,002
40,629	La-Z-Boy, Inc.	1,504,898
18,486	LGI Homes, Inc.*	2,993,623
24,314	M/I Homes, Inc.*	1,426,502
46,654	MDC Holdings, Inc.	2,360,692
31,920	Meritage Homes Corp.*	3,003,034
42,773	Tupperware Brands Corp.*	1,015,859
12,149	Universal Electronics, Inc.*	589,226

		21,264,932

Household Products (0.6%):
8,989	Central Garden & Pet Co.*	475,788
33,170	Central Garden & Pet Co., Class A*	1,602,111
11,616	WD-40 Co.	2,977,064

		5,054,963

Industrial Conglomerates (0.2%):
30,789	Raven Industries, Inc.	1,781,144

Insurance (2.6%):
42,295	AMBAC Financial Group, Inc.*	662,340
70,435	American Equity Investment Life Holding Co.	2,276,459
17,276	Amerisafe, Inc.	1,031,204
49,627	Assured Guaranty, Ltd.	2,356,290
22,911	eHealth, Inc.*	1,338,002
23,632	Employers Holdings, Inc.	1,011,450
332,838	Genworth Financial, Inc., Class A*	1,298,068
6,061	HCI Group, Inc.^	602,645
34,619	Horace Mann Educators Corp.	1,295,443
31,888	James River Group Holdings	1,196,438
19,049	Palomar Holdings, Inc.*	1,437,438
44,029	ProAssurance Corp.	1,001,660
11,869	Safety Insurance Group, Inc.	929,105
39,967	Selectquote, Inc.*	769,764
69,398	SiriusPoint, Ltd.*	698,838
22,087	Stewart Information Services Corp.	1,252,112
28,787	Trupanion, Inc.*	3,313,384
17,665	United Fire Group, Inc.	489,851
24,982	United Insurance Holdings Co.	142,397
22,588	Universal Insurance Holdings, Inc.	313,521

		23,416,409

Interactive Media & Services (0.1%):
43,671	QuinStreet, Inc.*	811,407

Internet & Direct Marketing Retail (0.7%):
23,403	Liquidity Services, Inc.*	595,606
17,321	PetMed Express, Inc.^	551,674
19,145	Shutterstock, Inc.	1,879,465
15,683	Stamps.com, Inc.*	3,141,148

		6,167,893

See accompanying notes to the financial statements.

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services (1.7%):
4,071	BM Technologies, Inc.*	$50,643
29,064	CSG Systems International, Inc.	1,371,240
47,903	Evertec, Inc.	2,090,966
29,025	Exlservice Holdings, Inc.*	3,084,196
23,921	ManTech International Corp., Class A	2,070,123
28,412	Perficient, Inc.*	2,284,893
34,851	Sykes Enterprises, Inc.*	1,871,499
15,874	TTEC Holdings, Inc.	1,636,451
57,890	Unisys Corp.*	1,465,196

		15,925,207

Leisure Products (0.4%):
15,073	Sturm, Ruger & Co., Inc.	1,356,269
49,637	Vista Outdoor, Inc.*	2,297,200

		3,653,469

Life Sciences Tools & Services (0.6%):
37,660	Luminex Corp.	1,385,888
100,845	Neogenomics, Inc.*	4,555,169

		5,941,057

Machinery (5.7%):
8,439	Alamo Group, Inc.	1,288,467
26,347	Albany International Corp., Class A	2,351,733
19,688	Astec Industries, Inc.	1,239,163
40,340	Barnes Group, Inc.	2,067,425
30,447	Chart Industries, Inc.*	4,455,005
17,338	CIRCOR International, Inc.*	565,219
15,952	DMC Global, Inc.*	896,662
50,857	Enerpac Tool Group Corp.	1,353,813
18,086	EnPro Industries, Inc.	1,757,055
22,161	ESCO Technologies, Inc.	2,078,923
51,471	Federal Signal Corp.	2,070,678
33,044	Franklin Electric Co., Inc.	2,664,007
68,799	Harsco Corp.*	1,404,876
65,182	Hillenbrand, Inc.	2,873,223
27,170	John Bean Technologies Corp.	3,874,985
9,250	Lindsay Corp.	1,528,840
14,914	Lydall, Inc.*	902,595
60,474	Meritor, Inc.*	1,416,301
49,906	Mueller Industries, Inc.	2,161,429
23,638	Proto Labs, Inc.*	2,169,968
38,684	SPX Corp.*	2,362,819
36,533	SPX FLOW, Inc.	2,383,413
10,883	Standex International Corp.	1,032,906
15,852	Tennant Co.	1,265,782
28,943	The Greenbrier Cos., Inc.	1,261,336
40,606	Titan International, Inc.*	344,339
45,971	Wabash National Corp.	735,536
23,698	Watts Water Technologies, Inc., Class A	3,457,775

		51,964,273

Marine (0.3%):
37,675	Matson, Inc.	2,411,200

Media (0.8%):
26,467	AMC Networks, Inc., Class A*	1,767,996
50,729	E.W. Scripps Co. (The), Class A	1,034,365
116,984	Gannett Co, Inc.*	642,242
35,200	Meredith Corp.*	1,529,088

Shares		Value
Common Stocks, continued
Media, continued
26,852	Scholastic Corp.	$1,017,422
20,119	TechTarget, Inc.*	1,559,021

		7,550,134

Metals & Mining (1.4%):
107,860	Allegheny Technologies, Inc.*	2,248,881
83,747	Arconic Corp.*	2,983,068
41,094	Carpenter Technology Corp.	1,652,801
42,659	Century Aluminum Co.*	549,875
11,224	Haynes International, Inc.	397,105
13,206	Kaiser Aluminum Corp.	1,630,809
16,871	Materion Corp.	1,271,230
8,286	Olympic Steel, Inc.	243,526
73,524	SunCoke Energy, Inc.	524,961
33,769	TimkenSteel Corp.*	477,831
43,921	Warrior Met Coal, Inc.	755,441

		12,735,528

Mortgage Real Estate Investment Trusts (1.4%):
110,102	Apollo Commercial Real Estate Finance, Inc.	1,756,127
60,952	Armour Residential REIT, Inc.	696,072
80,267	Capstead Mortgage Corp.	492,839
27,470	Ellington Financial, Inc.	526,050
45,589	Granite Point Mortgage Trust, Inc.	672,438
246,563	Invesco Mortgage Capital, Inc.^	961,596
24,958	KKR Real Estate Finance Trust, Inc.	539,842
324,482	New York Mortgage Trust, Inc.	1,450,435
83,789	Pennymac Mortgage Investment Trust	1,764,596
51,195	Ready Capital Corp.	812,465
96,291	Redwood Trust, Inc.	1,162,232
233,725	Two Harbors Investment Corp.^	1,766,961

		12,601,653

Multiline Retail (0.7%):
27,591	Big Lots, Inc.	1,821,282
253,746	Macy’s, Inc.*	4,811,024

		6,632,306

Multi-Utilities (0.3%):
56,591	Avista Corp.	2,414,738
13,315	Unitil Corp.	705,296

		3,120,034

Oil, Gas & Consumable Fuels (3.0%):
16,737	Bonanza Creek Energy, Inc.	787,811
39,482	Callon Petroleum Co.*^	2,277,716
26,602	CONSOL Energy, Inc.*	491,339
24,218	Dorian LPG, Ltd.*	341,958
28,750	Green Plains, Inc.*	966,575
8,275	Laredo Petroleum, Inc.*	767,837
93,875	Matador Resources Co.	3,380,439
40,970	PAR Pacific Holdings, Inc.*	689,115
82,143	PBF Energy, Inc., Class A*	1,256,788
85,468	PDC Energy, Inc.	3,913,580
13,401	Penn Virginia Corp.*	316,398
221,899	Range Resources Corp.*	3,719,027
40,849	Renewable Energy Group, Inc.*	2,546,527
4,957	REX American Resources Corp.*	447,022
94,135	SM Energy Co.	2,318,545
554,255	Southwestern Energy Co.*	3,142,626

See accompanying notes to the financial statements.

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
27,383	Talos Energy, Inc.*	$428,270

		27,791,573

Paper & Forest Products (0.8%):
34,417	Boise Cascade Co.	2,008,232
14,864	Clearwater Paper Corp.*	430,610
43,605	Domtar Corp.*	2,396,531
41,042	Glatfelter Corp.	573,357
34,756	Mercer International, Inc.	443,139
15,071	Neenah, Inc.	756,112
27,757	Schweitzer-Mauduit International, Inc.	1,120,827

		7,728,808

Personal Products (0.9%):
46,576	Edgewell Personal Care Co.	2,044,686
32,162	elf Beauty, Inc.*	872,877
14,977	Inter Parfums, Inc.	1,078,344
10,037	Medifast, Inc.	2,840,270
9,785	Usana Health Sciences, Inc.*	1,002,278

		7,838,455

Pharmaceuticals (1.3%):
31,266	Amphastar Pharmaceuticals, Inc.*	630,323
8,080	ANI Pharmaceuticals, Inc.*	283,204
30,107	Collegium Pharmaceutical, Inc.*	711,729
89,494	Corcept Therapeutics, Inc.*	1,968,868
201,210	Endo International plc*	941,663
54,151	Innoviva, Inc.*	726,165
37,332	Pacira BioSciences, Inc.*	2,265,306
17,246	Phibro Animal Health Corp., Class A	498,064
42,789	Prestige Consumer Healthcare, Inc.*	2,229,307
45,760	Supernus Pharmaceuticals, Inc.*	1,408,950

		11,663,579

Professional Services (1.2%):
44,759	Exponent, Inc.	3,992,950
9,573	Forrester Research, Inc.*	438,443
17,691	Heidrick & Struggles International, Inc.	788,134
30,511	Kelly Services, Inc., Class A*	731,349
46,901	Korn Ferry	3,402,668
29,451	Resources Connection, Inc.	422,916
31,677	Trueblue, Inc.*	890,441

		10,666,901

Real Estate Management & Development (0.8%):
101,519	Essential Properties Realty Trust, Inc.	2,745,074
20,714	Marcus & Millichap, Inc.*	805,153
16,162	RE/MAX Holdings, Inc., Class A	538,679
99,605	Realogy Holdings Corp.*	1,814,803
26,534	The St Joe Co.	1,183,682

		7,087,391

Road & Rail (0.8%):
22,181	ArcBest Corp.	1,290,712
44,285	Heartland Express, Inc.	758,602
52,826	Marten Transport, Ltd.	871,101
22,621	Saia, Inc.*	4,738,873

		7,659,288

Semiconductors & Semiconductor Equipment (3.7%):
32,745	Advanced Energy Industries, Inc.	3,690,689
28,731	Axcelis Technologies, Inc.*	1,161,307

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
19,423	CEVA, Inc.*	$918,708
41,448	Cohu, Inc.*	1,524,872
36,281	Diodes, Inc.*	2,894,135
18,967	DSP Group, Inc.*	280,712
66,138	FormFactor, Inc.*	2,411,391
24,088	Ichor Holdings, Ltd.*	1,295,934
53,202	Kulicke & Soffa Industries, Inc.	3,255,962
58,494	MaxLinear, Inc., Class A*	2,485,410
41,899	Onto Innovation, Inc.*	3,060,303
24,970	PDF Solutions, Inc.*	453,955
57,050	Photronics, Inc.*	753,631
51,503	Power Integrations, Inc.	4,226,336
94,785	Rambus, Inc.*	2,247,352
11,501	SMART Global Holdings, Inc.*	548,368
37,472	Ultra Clean Holdings, Inc.*	2,012,996
42,596	Veeco Instruments, Inc.*	1,024,008

		34,246,069

Software (2.6%):
93,916	8x8, Inc.*	2,607,108
17,748	Agilysys, Inc.*	1,009,329
38,540	Alarm.com Holding, Inc.*	3,264,338
33,368	Bottomline Technologies, Inc.*	1,237,285
20,523	Ebix, Inc.	695,730
54,775	LivePerson, Inc.*	3,463,971
6,659	MicroStrategy, Inc., Class A*^	4,424,905
29,222	OneSpan, Inc.*	746,330
37,075	Progress Software Corp.	1,714,719
30,371	Sps Commerce, Inc.*	3,032,544
90,628	Xperi Holding Corp.	2,015,567

		24,211,826

Specialty Retail (5.7%):
30,496	Aaron’s Co., Inc. (The)	975,567
53,519	Abercrombie & Fitch Co., Class A*	2,484,887
5,494	America’s Car Mart, Inc.*	778,610
16,522	Asbury Automotive Group, Inc.*	2,831,375
28,546	Barnes & Noble Education, Inc.*	205,817
91,535	Bed Bath & Beyond, Inc.*^	3,047,200
25,176	Boot Barn Holdings, Inc.*	2,116,043
33,335	Caleres, Inc.	909,712
17,347	Cato Corp., Class A	292,644
107,710	Chico’s FAS, Inc.*	708,732
17,127	Conn’s, Inc.*	436,738
50,830	Designer Brands, Inc., Class A*	841,236
47,492	GameStop Corp., Class A*^	10,169,937
12,458	Genesco, Inc.*	793,325
14,762	Group 1 Automotive, Inc.	2,279,696
33,236	Guess?, Inc.	877,430
14,791	Haverty Furniture Cos., Inc.	632,463
14,020	Hibbett, Inc.*	1,256,613
25,023	Lumber Liquidators Holdings, Inc.*	527,985
18,954	MarineMax, Inc.*	923,818
28,152	Monro, Inc.	1,787,934
45,994	ODP Corp. (The)*	2,208,172
51,238	Rent-A-Center, Inc.	2,719,201
95,593	Sally Beauty Holdings, Inc.*	2,109,738
7,939	Shoe Carnival, Inc.	568,353
45,010	Signet Jewelers, Ltd.*	3,636,358

See accompanying notes to the financial statements.

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
20,930	Sleep Number Corp.*	$2,301,253
20,065	Sonic Automotive, Inc., Class A	897,708
24,770	The Buckle, Inc.	1,232,307
12,680	The Children’s Place, Inc.*	1,180,001
18,421	Zumiez, Inc.*	902,445

		52,633,298

Technology Hardware, Storage & Peripherals (0.6%):
107,014	3D Systems Corp.*	4,277,350
65,599	Diebold Nixdorf, Inc.*	842,291

		5,119,641

Textiles, Apparel & Luxury Goods (1.3%):
41,688	Fossil Group, Inc.*	595,304
38,459	G-III Apparel Group, Ltd.*	1,263,763
40,447	Kontoor Brands, Inc.	2,281,615
15,149	Movado Group, Inc.	476,739
14,830	Oxford Industries, Inc.	1,465,797
66,217	Steven Madden, Ltd.	2,897,656
13,405	Unifi, Inc.*	326,546
21,084	Vera Bradley, Inc.*	261,231
70,786	Wolverine World Wide, Inc.	2,381,241

		11,949,892

Thrifts & Mortgage Finance (2.1%):
44,092	Axos Financial, Inc.*	2,045,428
105,733	Capitol Federal Financial, Inc.	1,245,535
40,619	Flagstar Bancorp, Inc.	1,716,965
17,755	HomeStreet, Inc.	723,339
26,439	Meta Financial Group, Inc.	1,338,606
59,556	Mr Cooper Group, Inc.*	1,968,921
75,163	NMI Holdings, Inc., Class A*	1,689,664
39,502	Northfield Bancorp, Inc.	647,833
104,815	Northwest Bancshares, Inc.	1,429,677
62,034	Provident Financial Services, Inc.	1,419,958
15,957	TrustCo Bank Corp. NY	548,602
25,721	Wawlker & Dunlop, Inc.	2,684,758
33,661	WSFS Financial Corp.	1,568,266

		19,027,552

Tobacco (0.3%):
21,785	Universal Corp.	1,241,091
107,728	Vector Group, Ltd.	1,523,274

		2,764,365

Contracts, Shares, Notional Amount or Principal Amount		Value
Common Stocks, continued
Trading Companies & Distributors (0.9%):
33,672	Applied Industrial Technologies, Inc.	$3,066,172
16,266	DXP Enterprises, Inc.*	541,658
37,451	GMS, Inc.*	1,802,891
24,285	Kaman Corp., Class A	1,223,964
97,231	NOW, Inc.*	922,722
10,825	Veritiv Corp.*	664,872

		8,222,279

Water Utilities (0.5%):
31,297	American States Water Co.	2,489,990
43,493	California Water Service Group	2,415,601

		4,905,591

Wireless Telecommunication Services (0.2%):
42,367	Shenandoah Telecommunications Co.	2,055,223
16,655	Spok Holdings, Inc.	160,221

		2,215,444

Total Common Stocks (Cost $565,194,132)		904,797,214

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
243	Nabors Industries, Ltd., 6/11/26	2,430

Total Warrant (Cost $—)		2,430

Short-Term Security Held as Collateral for Securities on Loan (3.8%):
34,547,166	BlackRock Liquidity FedFund, Institutional Class, 0.04%(a)(b)	34,547,166

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $34,547,166)		34,547,166

Unaffiliated Investment Company (1.2%):
Money Markets (1.2%):
10,659,378	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	10,659,378

Total Unaffiliated Investment Company (Cost $10,659,378)		10,659,378

Total Investment Securities (Cost $610,400,676) — 103.7%		950,006,188
Net other assets (liabilities) — (3.7)%		(33,904,856)

Net Assets — 100.0%		$916,101,332

Percentages indicated are based on net assets as of June 30, 2021.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $34,125,375.

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(b)	The rate represents the effective yield at June 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Futures Contracts

At June 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures (U.S. Dollar)	9/17/21	102	$11,769,780	$(36,158)

				$(36,158)

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$610,400,676

Investment securities, at value(a)	$950,006,188
Cash	8,431
Deposit at broker for futures contracts collateral	670,600
Interest and dividends receivable	781,624
Receivable for capital shares issued	5,224
Receivable for investments sold	19,623
Receivable for variation margin on futures contracts	17,573
Prepaid expenses	44,998

Total Assets	951,554,261

Liabilities:
Payable for capital shares redeemed	453,870
Payable for collateral received on loaned securities	34,547,166
Manager fees payable	188,397
Administration fees payable	4,220
Distribution fees payable	171,131
Custodian fees payable	4,604
Administrative and compliance services fees payable	1,982
Transfer agent fees payable	2,642
Trustee fees payable	10,141
Other accrued liabilities	68,776

Total Liabilities	35,452,929

Net Assets	$916,101,332

Net Assets Consist of:
Paid in capital	$500,538,990
Total distributable earnings	415,562,342

Net Assets	$916,101,332

Class 1
Net Assets	$48,305,062
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,011,531
Net Asset Value (offering and redemption price per share)	$12.04

Class 2
Net Assets	$867,796,270
Shares of beneficial interest (unlimited number of shares authorized, no par value)	51,260,417
Net Asset Value (offering and redemption price per share)	$16.93

(a)	Includes securities on loan of $34,125,375.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Dividends	$5,303,310
Income from securities lending	101,701
Foreign withholding tax	(4,177)

Total Investment Income	5,400,834

Expenses:
Manager fees	1,109,558
Administration fees	26,014
Distribution fees — Class 2	1,007,731
Custodian fees	16,656
Administrative and compliance services fees	6,360
Transfer agent fees	6,133
Trustee fees	22,625
Professional fees	20,067
Shareholder reports	18,154
Other expenses	89,357

Total expenses	2,322,655

Net Investment Income/(Loss)	3,078,179

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	63,947,738
Net realized gains/(losses) on futures contracts	975,608
Change in net unrealized appreciation/depreciation on securities	110,743,292
Change in net unrealized appreciation/depreciation on futures contracts	57,030

Net realized and Change in net unrealized gains/losses on investments	175,723,668

Change in Net Assets Resulting From Operations	$178,801,847

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,078,179	$6,164,309
Net realized gains/(losses) on investments	64,923,346	6,504,197
Change in unrealized appreciation/depreciation on investments	110,800,322	62,569,968

Change in net assets resulting from operations	178,801,847	75,238,474

Distributions to Shareholders:
Class 1	—	(3,190,100)
Class 2	—	(41,852,417)

Change in net assets resulting from distributions to shareholders	—	(45,042,517)

Capital Transactions:
Class 1
Proceeds from shares issued	53,449	187,289
Proceeds from dividends reinvested	—	3,190,100
Value of shares redeemed	(4,332,910)	(4,909,090)

Total Class 1 Shares	(4,279,461)	(1,531,701)

Class 2
Proceeds from shares issued	59,137,780	80,434,284
Proceeds from dividends reinvested	—	41,852,417
Value of shares redeemed	(132,077,382)	(184,050,997)

Total Class 2 Shares	(72,939,602)	(61,764,296)

Change in net assets resulting from capital transactions	(77,219,063)	(63,295,997)

Change in net assets	101,582,784	(33,100,040)
Net Assets:
Beginning of period	814,518,548	847,618,588

End of period	$916,101,332	$814,518,548

Share Transactions:
Class 1
Shares issued	4,612	26,260
Dividends reinvested	—	397,768
Shares redeemed	(383,922)	(602,581)

Total Class 1 Shares	(379,310)	(178,553)

Class 2
Shares issued	3,530,103	8,597,337
Dividends reinvested	—	3,707,035
Shares redeemed	(8,447,184)	(16,856,826)

Total Class 2 Shares	(4,917,081)	(4,552,454)

Change in shares	(5,296,391)	(4,731,007)

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^
	(Unaudited)
Class 1

Net Asset Value, Beginning of Period	$9.76		$9.65	$9.26	$11.68	$11.38	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.09 (a)	0.12 (a)	0.16	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	2.23		0.80	1.78	(0.93)	1.24	1.32

Total from Investment Activities	2.28		0.89	1.90	(0.77)	1.40	1.38

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.17)	(0.18)	(0.08)	—
Net Realized Gains	—		(0.61)	(1.34)	(1.47)	(1.02)	—

Total Dividends	—		(0.78)	(1.51)	(1.65)	(1.10)	—

Net Asset Value, End of Period	$12.04		$9.76	$9.65	$9.26	$11.68	$11.38

Total Return(b)	23.36	%(c)	10.98%	22.42%	(8.59)%	12.94%	13.80	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$48,305		$42,848	$44,098	$41,285	$53,319	$54,672
Net Investment Income/(Loss)(d)	0.96%		1.11%	1.21%	1.17%	1.21%	1.46%
Expenses Before Reductions(d)(e)	0.31%		0.34%	0.33%	0.33%	0.32%	0.32%
Expenses Net of Reductions(d)	0.31%		0.34%	0.33%	0.33%	0.32%	0.32%
Portfolio Turnover Rate(f)	12%		21%	14%	19%	16%	86	%(g)

Class 2

Net Asset Value, Beginning of Period	$13.74		$13.23	$12.17	$14.88	$14.23	$13.49

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.10 (a)	0.13 (a)	0.15	0.15	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	3.13		1.15	2.40	(1.25)	1.59	3.06

Total from Investment Activities	3.19		1.25	2.53	(1.10)	1.74	3.13

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.13)	(0.14)	(0.07)	(0.16)
Net Realized Gains	—		(0.61)	(1.34)	(1.47)	(1.02)	(2.23)

Total Dividends	—		(0.74)	(1.47)	(1.61)	(1.09)	(2.39)

Net Asset Value, End of Period	$16.93		$13.74	$13.23	$12.17	$14.88	$14.23

Total Return(b)	23.22	%(c)	10.71%	22.19%	(8.93)%	12.75%	25.71%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$867,796		$771,671	$803,521	$713,258	$869,770	$909,979
Net Investment Income/(Loss)(d)	0.71%		0.86%	0.96%	0.93%	0.96%	1.19%
Expenses Before Reductions(d)(e)	0.56%		0.59%	0.58%	0.58%	0.57%	0.58%
Expenses Net of Reductions(d)	0.56%		0.59%	0.58%	0.58%	0.57%	0.58%
Portfolio Turnover Rate(f)	12%		21%	14%	19%	16%	86	%(g)

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services —Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,996 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $34,547,166 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2021, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2021, the monthly average notional amount for long contracts was $7.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$36,158

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$975,608	$57,030

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Small Cap Stock Index Fund Class 1	0.26%	0.46%

AZL Small Cap Stock Index Fund Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2021, there were no voluntary waivers.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$904,797,214	$—	$—	$904,797,214
Warrant+	2,430	—	—	2,430
Short-Term Security Held as Collateral for Securities on Loan	34,547,166	—	—	34,547,166
Unaffiliated Investment Company	10,659,378	—	—	10,659,378

Total Investment Securities	950,006,188	—	—	950,006,188

Other Financial Instruments:*
Futures Contracts	(36,158)	—	—	(36,158)

Total Investments	$949,970,030	$—	$—	$949,970,030

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Small Cap Stock Index Fund	$102,327,639	$174,922,635

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $632,998,729. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$262,695,970
Unrealized (depreciation)	(54,737,263)

Net unrealized appreciation/(depreciation)	$207,958,707

The tax character of dividends paid to shareholders during the year ended December 31, 2020 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Small Cap Stock Index Fund	$10,984,719	$34,057,798	$45,042,517

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Small Cap Stock Index Fund	$10,815,990	$17,985,798	$—	$207,958,707	$236,760,495

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 55% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

AZL Small Cap Stock Index Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

18

FUND		FOR	AGAINST	ABSTAIN
AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

19

FUND		FOR	AGAINST	ABSTAIN

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

21

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2021

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Special Joint Meeting of Shareholders Page 20

Other Information Page 23

Statement Regarding the Trust’s Liquidity Risk Management Program Page 24

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,098.40	$5.05	0.97%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period 1/1/21 - 6/30/21*	Annualized Expense Ratio During Period 1/1/21 - 6/30/21

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.98	$4.86	0.97%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	71.4%

Corporate Bonds	15.9

Unaffiliated Investment Company	9.5

Bank Loans	3.1

Preferred Stocks	1.2

Yankee Debt Obligations	0.4

Asset Backed Securities	0.3

Short-Term Security Held as Collateral for Securities on Loan	0.2

Convertible Preferred Stock	0.1

Total Investment Securities	102.1

Net other assets (liabilities)	(2.1)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Shares		Value

Common Stocks (71.4%):
Aerospace & Defense (0.8%):
7,900	Lockheed Martin Corp.	$2,988,965
9,100	Northrop Grumman Corp.	3,307,213
11,024	Teledyne Technologies, Inc.*	4,617,182

		10,913,360

Banks (4.3%):
398,724	Bank of America Corp.	16,439,390
229,479	PNC Financial Services Group, Inc. (The)	43,775,414

		60,214,804

Beverages (1.4%):
80,500	Coca-Cola Co. (The)	4,355,855
326,919	Keurig Dr Pepper, Inc.	11,520,625
23,900	PepsiCo, Inc.	3,541,263

		19,417,743

Capital Markets (1.0%):
11,400	CME Group, Inc.	2,424,552
99,454	Intercontinental Exchange, Inc.	11,805,190

		14,229,742

Commercial Services & Supplies (1.4%):
155,042	Waste Connections, Inc.	18,516,666
11,600	Waste Management, Inc.	1,625,276

		20,141,942

Communications Equipment (0.3%):
88,200	Cisco Systems, Inc.	4,674,600

Electric Utilities (3.6%):
383,448	American Electric Power Co., Inc.	32,435,866
391	Duke Energy Corp.	38,600
408,619	Exelon Corp.	18,105,908

		50,580,374

Electronic Equipment, Instruments & Components (0.9%):
92,523	TE Connectivity, Ltd.	12,510,035

Equity Real Estate Investment Trusts (0.1%):
7,526	American Tower Corp.	2,033,074

Food Products (0.1%):
23,400	Mondelez International, Inc., Class A	1,461,096

Health Care Equipment & Supplies (4.3%):
57,047	Becton Dickinson & Co.	13,873,260
161,250	Danaher Corp.	43,273,050
46,856	Envista Holdings Corp.*	2,024,648
11,400	Medtronic plc	1,415,082

		60,586,040

Health Care Providers & Services (5.6%):
88,858	Humana, Inc.	39,339,214
100,617	UnitedHealth Group, Inc.	40,291,071

		79,630,285

Hotels, Restaurants & Leisure (4.1%):
75,380	Hilton Worldwide Holdings, Inc.*	9,092,335
64,786	Marriott International, Inc., Class A*	8,844,585
12,700	McDonald’s Corp.	2,933,573
328,621	Yum! Brands, Inc.	37,801,274

		58,671,767

Industrial Conglomerates (5.0%):
4,518,737	General Electric Co.	60,822,200
21,137	Roper Technologies, Inc.	9,938,617

		70,760,817

Shares		Value
Common Stocks, continued
Insurance (4.1%):
64,214	Arthur J. Gallagher & Co.	$8,995,097
345,801	Marsh & McLennan Cos., Inc.	48,647,285

		57,642,382

Interactive Media & Services (4.7%):
3,278	Alphabet, Inc., Class A*	8,004,188
17,834	Alphabet, Inc., Class C*	44,697,711
40,826	Facebook, Inc., Class A*	14,195,608

		66,897,507

Internet & Direct Marketing Retail (5.6%):
23,024	Amazon.com, Inc.*	79,206,244

IT Services (6.6%):
220,692	Fiserv, Inc.*	23,589,768
55,818	FleetCor Technologies, Inc.*	14,292,757
96,140	Global Payments, Inc.	18,030,096
158,055	Visa, Inc., Class A	36,956,420

		92,869,041

Life Sciences Tools & Services (4.3%):
129,487	PerkinElmer, Inc.	19,994,088
81,337	Thermo Fisher Scientific, Inc.	41,032,076

		61,026,164

Machinery (0.7%):
212,140	Ingersoll-Rand, Inc.*	10,354,553

Multi-Utilities (4.3%):
288,639	Ameren Corp.	23,102,666
94,128	CMS Energy Corp.	5,561,082
519,500	NiSource, Inc.	12,727,750
325,520	Public Service Enterprise Group, Inc.	19,446,565

		60,838,063

Semiconductors & Semiconductor Equipment (0.2%):
14,400	NXP Semiconductors NV	2,962,368

Software (7.9%):
335,246	Microsoft Corp.	90,818,141
86,652	salesforce.com, Inc.*	21,166,484

		111,984,625

Specialty Retail (0.1%):
5,600	Ross Stores, Inc.	694,400

Total Common Stocks (Cost $718,366,231)		1,010,301,026

Preferred Stocks (1.2%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19^	91,332

Electric Utilities (0.2%):
10,083	Alabama Power Co., Series A, 5.00%	271,031
17,107	Duke Energy Corp., 3.50%, 9/15/78^	471,640
1,201	SCE Trust III, Series H, 5.75%, 12/12/19, Perpetual Bond	30,445
98,681	SCE Trust IV, Series J, 2.66%, 12/31/49	2,457,157

		3,230,273

Multi-Utilities (1.0%):
122,500	CMS Energy Corp., 1.59%, 10/15/78	3,345,475
163,900	CMS Energy Corp., 1.57%, 3/1/79	4,543,308
58,436	DTE Energy Co., Series E, 5.25%, 12/1/77	1,549,138
80,120	NiSource, Inc., Series B, 6.50%, 11/21/19	2,296,239
22,841	NiSource, Inc., 7.75%, 3/1/24	2,347,827

		14,081,987

Total Preferred Stocks (Cost $16,174,800)		17,403,592

See accompanying notes to the financial statements.

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount or Shares		Value
Convertible Preferred Stock (0.1%):
Electric Utilities (0.1%):
36,961	American Electric Power Co., Inc., 5.45%, 3/15/22	$1,815,894

Total Convertible Preferred Stock (Cost $1,840,521)		1,815,894

Asset Backed Securities (0.3%):
$1,428,030	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,537,393
1,355,250	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,421,934
636,938	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	673,718
Total Asset Backed Securities (Cost $3,405,795)		3,633,045

Bank Loans (3.1%):
Airlines (0.5%):
6,405,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	6,365,994

Building Products (0.1%):
1,537,698	Filtration Group Term Loan B-1 Bankdebt, 0.04%, 3/29/25	1,808,666

Chemicals (0.0%†):
364,124	H.B. Fuller Co. Term Loan B-1, 0.02% (US0003M), 10/20/24, Callable 8/6/21 @ 100	363,971

Health Care Equipment & Supplies (0.1%):
430,000	Pacific Dental Term Loan B 1L USD Bankdebt, 0.04%, 4/20/28	430,808

Insurance (1.4%):
19,873,786	HUB International, Ltd., 0.03% (US0003M ), 4/25/25	19,643,051

IT Services (0.0%†):
200,000	CoreLogic Term Loan 2L Bankdebt, 0.07%, 4/13/29	201,000

Media (0.0%†):
140,000	JD Power Term Loan B 1L Bankdebt, 0.00%, 5/30/26	139,738

Pharmaceuticals (0.0%†):
47,171	Prestige Brands, Inc. Term Loan B5-1, 0.02% (US0003M ), 1/26/24, Callable 8/6/21 @ 100	47,179

Software (1.0%):
13,520,737	CCC Information Services, Inc. Term Loan B-1, 0.03% (US0003M ), 4/29/24, Callable 8/6/21 @ 100	13,513,301
200,000	RealPage, Inc. Term Loan 2, 0.00%, 2/17/29	205,750
496,163	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	496,212

		14,215,263

Total Bank Loans (Cost $43,062,640)		43,215,670

Corporate Bonds (15.9%):
Airlines (0.6%):
2,065,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	2,228,199
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,279,943
1,250,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,376,563

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$2,770,000	SkyMiles IP, Ltd., 4.75%, 10/20/27	$2,924,261
189,963	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	194,712

		8,003,678

Auto Components (0.1%):
197,000	Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)	210,544
368,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	391,920
380,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(a)	414,200

		1,016,664

Banks (0.1%):
1,580,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	1,759,725

Building Products (0.1%):
830,068	Filtration Group Corp., 3.14%, 3/29/25, Callable 8/6/21 @ 100	822,630
293,525	Filtration Group Corp., 4.50%, 3/29/25, Callable 8/6/21 @ 100	293,525
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	293,743

		1,409,898

Capital Markets (0.2%):
1,415,000	Bank of New York Mellon Corp. (The), Series E, 3.55% (US0003M+342 bps), Callable 9/20/21 @ 100	1,418,537
452,000	State Street Corp., Series F, 3.72% (US0003M+360 bps), Callable 9/15/21 @ 100	452,565
540,000	Woof Holdings, Inc., 4.50%, 12/21/27, Callable 8/6/21 @ 100	539,552

		2,410,654

Chemicals (0.8%):
6,983,188	USI, Inc., 3.13% (US0003M ), 5/16/24	6,914,474
4,548,922	USI, Inc., 3.35%, 12/2/26, Callable 8/3/21 @ 100	4,504,252

		11,418,726

Diversified Consumer Services (0.3%):
94,510	Ascend Learning LLC, 4.00%, 7/12/24, Callable 8/6/21 @ 100	94,412
3,544,334	Lgc Group Term Loan, 0.00%, 1/24/27	3,482,308

		3,576,720

Diversified Financial Services (0.3%):
2,250,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 8/9/21 @ 103.5(a)	2,295,000
1,383,585	Hyperion Refinance Sarl, 4.75%, 10/22/27, Callable 8/6/21 @ 100	1,387,044

		3,682,044

Electric Utilities (0.4%):
2,495,452	Alliant Holdings Intermediate LLC, 3.35%, 5/10/25, Callable 8/6/21 @ 100	2,467,104
1,204,770	Alliant Holdings Intermediate LLC, 3.35%, 5/10/25, Callable 8/6/21 @ 100	1,190,915
2,156,206	Alliant Holdings Intermediate LLC, 4.25%, 11/6/27, Callable 8/6/21 @ 101	2,157,995

		5,816,014

See accompanying notes to the financial statements.

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Entertainment (2.0%):
$300,000	Netflix, Inc., 5.50%, 2/15/22	$308,250
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,949,837
4,385,000	Netflix, Inc., 4.38%, 11/15/26	4,976,975
5,423,000	Netflix, Inc., 4.88%, 4/15/28	6,297,459
7,300,000	Netflix, Inc., 5.88%, 11/15/28	8,951,625
3,940,000	Netflix, Inc., 6.38%, 5/15/29	5,023,500
125,000	Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	148,125

		27,655,771

Equity Real Estate Investment Trusts (0.1%):
1,481,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 8/9/21 @ 102.44	1,506,917
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	620,125

		2,127,042

Food & Staples Retailing (0.2%):
2,600,000	Dino Grandparent, Inc., 2.35%, 2/19/23	2,574,000

Health Care Equipment & Supplies (0.1%):
673,739	CPI Holdco LLC, 4.09%, 11/4/26, Callable 7/22/21 @ 100	674,102
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	913,750

		1,587,852

Health Care Providers & Services (0.6%):
1,650,985	ADMI Corp., 3.75%, 12/23/27	1,631,388
1,145,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 8/9/21 @ 104.25(a)	1,195,094
5,145,241	Heartland Dental LLC, 3.93%, 4/30/25, Callable 8/6/21 @ 100	5,080,926
475,000	Heartland Dental LLC, 0.00%, 4/30/25, Callable 8/6/21 @ 101	473,812
450,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105^(a)	494,438

		8,875,658

Hotels, Restaurants & Leisure (3.0%):
3,293,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 6/1/24, Callable 8/9/21 @ 100.9	3,321,814
2,262,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	2,329,860
305,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 5/1/22 @ 102.75(a)	318,725
1,780,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25(a)	1,913,500
2,308,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	2,377,240
844,046	Four Seasons Hotels, Ltd., 2.14%, 11/30/23, Callable 8/6/21 @ 100	840,881
335,000	IRB Holding Corp., 3.75%, 2/5/25, Callable 8/6/21 @ 100	334,196
1,647,163	IRB Holding Corp., 4.25%, 12/15/27, Callable 8/6/21 @ 100	1,646,141
5,213,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	5,447,585
2,441,031	Life Time, Inc., 5.75%, 12/15/24	2,447,133

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,253,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	$1,298,421
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	377,525
814,299	SeaWorld Parks & Entertainment, Inc., 3.75%, 3/31/24, Callable 8/6/21 @ 100	808,191
4,939,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 8/9/21 @ 101.22(a)	4,988,390
3,125,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(a)	3,234,375
1,810,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	1,948,013
3,234,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/2/21 @ 100	3,242,085
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,377,600
275,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	299,062
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	399,138
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,294,685
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,992,895

		42,237,455

Industrial Conglomerates (0.6%):
8,597,000	General Electric Co., Series D, 3.45% (US0003M+333 bps), Callable 9/15/21 @ 100	8,460,554

Insurance (1.5%):
2,130,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 8/9/21 @ 105.81(a)	2,257,800
1,815,000	Aspen Dental, 0.00%, 12/23/27	1,811,606
8,198,441	HUB International, Ltd., 4.00%, 4/25/25, Callable 7/21/21 @ 100	8,192,702
5,437,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 7/19/21 @ 103.5(a)	5,627,295
881,475	Ryan Specialty Group LLC, 3.75%, 9/1/27	880,646
2,545,000	USI, Inc., 6.88%, 5/1/25, Callable 8/9/21 @ 101.72(a)	2,589,538

		21,359,587

Leisure Products (0.0%†):
430,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 10/1/22 @ 104.25(a)	471,925

Life Sciences Tools & Services (0.3%):
820,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	865,100
3,686,509	Nestle Skin Health, 0.00%, 10/1/26	3,697,790

		4,562,890

Machinery (0.1%):
336,600	Gardner Denver, Inc., 2.85%, 2/28/27, Callable 8/6/21 @ 101	336,109
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 8/9/21 @ 102.38^	1,088,890
500,000	Welbilt, Inc., 2.68%, 10/23/25	495,625

		1,920,624

Media (0.9%):
1,405,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 7/23/21 @ 101(a)	1,417,294
4,304,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	4,513,820

See accompanying notes to the financial statements.

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	$6,692,074
175,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 8/1/21 @ 100(a)	175,192
190,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	199,025

		12,997,405

Metals & Mining (0.3%):
4,467,578	Thyssenkrupp Term Loan B-1l Bankdebt, 0.00%, 6/30/27	4,469,454

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,820,374

Pharmaceuticals (0.1%):
1,404,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	1,413,658

Professional Services (0.4%):
2,860,625	Clarivate Term Loan B 1L Bankdebt, 0.00%, 10/31/26	2,860,625
2,435,000	CoreLogic, Inc., 4.00%, 6/2/28, Callable 8/6/21 @ 101	2,426,477
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	420,694

		5,707,796

Software (2.0%):
2,787,173	Applied Systems, Inc., 3.50%, 9/19/24, Callable 8/6/21 @ 101	2,779,870
317,354	Applied Systems, Inc., 6.25%, 9/19/25, Callable 8/6/21 @ 101	321,004
593,638	Azalea Topco, Inc., 4.50%, 7/25/26, Callable 8/6/21 @ 101	594,379
3,848,053	Azalea Topco, Inc., 3.60% (US0001M ), 7/25/26, Callable 8/6/21 @ 100	3,824,003
715,000	Clarivate Science Holdings Corp., 3.88%, 6/30/28, Callable 6/30/24 @ 101.94(a)	719,469
220,000	Clarivate Science Holdings Corp., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	225,775
3,345,000	RealPage, Inc., 3.75%, 4/22/28, Callable 8/6/21 @ 101	3,333,292
480,000	Solera LLC, 4.50%, 6/4/28, Callable 8/6/21 @ 101	481,142
15,621,860	UKG, Inc., 4.00%, 5/3/26, Callable 7/22/21 @ 100	15,630,921
525,000	UKG, Inc., 7.50%, 5/3/27, Callable 8/6/21 @ 101	533,311

		28,443,166

Sovereign Bond (0.5%):
6,710,000	Mileage Plus Holdings LLC, 6.25%, 6/20/27	7,160,644

Principal Amount or Shares		Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$952,108	PetVet Care Centers LLC, 3.41%, 2/14/25, Callable 8/6/21 @ 100	$945,367
307,222	PetVet Care Centers LLC, 2.91%, 2/14/25, Callable 8/6/21 @ 100	302,826
1,065,537	PetVet Care Centers LLC, 4.25%, 2/15/25, Callable 7/19/21 @ 100	1,067,135

		2,315,328

Technology Hardware, Storage & Peripherals (0.0%†):
412,925	Eagle Broadband Investments LLC, 3.75%, 11/12/27, Callable 8/6/21 @ 100	412,537

Total Corporate Bonds (Cost $215,956,646)		225,667,843

Yankee Debt Obligations (0.4%):
Diversified Financial Services (0.1%):
1,405,000	Altice Financing SA, 7.50%, 5/15/26, Callable 7/22/21 @ 103.75(a)	1,462,956

Diversified Telecommunication Services (0.1%):
1,450,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25(a)	1,611,312

Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	799,944
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	288,600
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	1,031,375

		2,119,919

Total Yankee Debt Obligations (Cost $5,022,550)		5,194,187

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
2,762,414	BlackRock Liquidity FedFund, Institutional Class , 0.04%(b)(c)	2,762,414

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,762,414)		2,762,414

Unaffiliated Investment Company (9.5%):
Money Markets (9.5%):
133,933,317	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	133,933,317

Total Unaffiliated Investment Company (Cost $133,933,317)		133,933,317

Total Investment Securities
(Cost $1,140,524,914) —102.1%		1,443,926,988
Net other assets (liabilities) — (2.1)%		(29,039,255)

Net Assets — 100.0%		$1,414,887,733

Percentages indicated are based on net assets as of June 30, 2021.

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

US0001M—1 Month US Dollar LIBOR

US0003M —3 Month US Dollar LIBOR

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $2,637,219.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2021.

(c)	The rate represents the effective yield at June 30, 2021.

See accompanying notes to the financial statements.

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Written Options

At June 30, 2021, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/21/22	14	$24,640	$(1,081,843)

Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/21/22	14	24,920	(1,055,598)

Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/21/22	14	25,200	(1,029,477)

Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	6/17/22	4	7,920	(246,047)

Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	6/17/22	4	8,000	(239,672)

Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	6/17/22	4	8,400	(208,840)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	6/17/22	2	5,100	(47,965)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	6/17/22	2	5,200	(43,337)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2650.00 USD	6/17/22	2	5,300	(39,071)

Alphabet, Inc.	Goldman Sachs	Call	1960.00 USD	9/16/22	4	7,840	(238,710)

Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	9/16/22	4	7,920	(232,715)

Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	9/16/22	4	8,000	(226,792)

Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	9/16/22	4	8,400	(198,155)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2450.00 USD	9/16/22	1	2,450	(28,498)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2500.00 USD	9/16/22	1	2,500	(26,100)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	9/16/22	1	2,550	(23,863)

Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	9/16/22	1	2,600	(21,789)

Amazon.com, Inc.	Credit Suisse First Boston	Call	3800.00 USD	1/21/22	6	22,800	(88,336)

Amazon.com, Inc.	Royal Bank of Canada	Call	3900.00 USD	1/21/22	3	11,700	(36,257)

Amazon.com, Inc.	Credit Suisse First Boston	Call	3900.00 USD	1/21/22	6	23,400	(72,514)

Amazon.com, Inc.	Citigroup	Call	4000.00 USD	1/21/22	4	16,000	(39,585)

Amazon.com, Inc.	Royal Bank of Canada	Call	4000.00 USD	1/21/22	2	8,000	(19,793)

Amazon.com, Inc.	Credit Suisse First Boston	Call	4000.00 USD	1/21/22	6	24,000	(59,378)

Amazon.com, Inc.	Royal Bank of Canada	Call	4100.00 USD	1/21/22	2	8,200	(16,187)

Amazon.com, Inc.	Citigroup	Call	4100.00 USD	1/21/22	4	16,400	(32,373)

Amazon.com, Inc.	Citigroup	Call	4200.00 USD	1/21/22	4	16,800	(26,456)

Amazon.com, Inc.	Royal Bank of Canada	Call	4200.00 USD	1/21/22	3	12,600	(19,842)

Amazon.com, Inc.	Citigroup	Call	4300.00 USD	1/21/22	3	12,900	(16,212)

Amazon.com, Inc.	Royal Bank of Canada	Call	4300.00 USD	1/21/22	2	8,600	(10,808)

Ameren Corp.	Citigroup	Call	90.00 USD	12/17/21	65	5,850	(4,802)

Ameren Corp.	Citigroup	Call	95.00 USD	12/17/21	65	6,175	(2,146)

American Electric Power Co., Inc.	JPMorgan Chase	Call	90.00 USD	1/21/22	237	21,330	(41,288)

American Electric Power Co., Inc.	JPMorgan Chase	Call	95.00 USD	1/21/22	289	27,455	(22,011)

American Electric Power Co., Inc.	JPMorgan Chase	Call	97.50 USD	1/21/22	93	9,068	(4,578)

American Electric Power Co., Inc.	JPMorgan Chase	Call	100.00 USD	1/21/22	93	9,300	(2,937)

American Tower Corp.	Citigroup	Call	210.00 USD	1/21/22	19	3,990	(118,693)

American Tower Corp.	Citigroup	Call	220.00 USD	1/21/22	19	4,180	(101,483)

American Tower Corp.	Citigroup	Call	230.00 USD	1/21/22	25	5,750	(111,901)

American Tower Corp.	Citigroup	Call	240.00 USD	1/21/22	6	1,440	(21,979)

American Tower Corp.	Citigroup	Call	250.00 USD	1/21/22	6	1,500	(17,496)

Bank of America Corp.	Susquehanna Ireland Limited	Call	30.00 USD	1/21/22	1,213	36,390	(1,397,346)

Bank of America Corp.	Credit Suisse First Boston	Call	30.00 USD	1/21/22	736	22,080	(847,854)

Bank of America Corp.	Credit Suisse First Boston	Call	32.00 USD	1/21/22	382	12,224	(370,735)

Bank of America Corp.	Credit Suisse First Boston	Call	35.00 USD	1/21/22	764	26,740	(548,559)

Bank of America Corp.	Royal Bank of Canada	Call	37.00 USD	1/21/22	568	21,016	(322,065)

Bank of America Corp.	Credit Suisse First Boston	Call	40.00 USD	1/21/22	162	6,480	(60,655)

Bank of America Corp.	Credit Suisse First Boston	Call	45.00 USD	1/21/22	162	7,290	(26,302)

See accompanying notes to the financial statements.

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Cisco Systems, Inc.	JPMorgan Chase	Call	45.00 USD	1/21/22	294	$13,230	$(252,547)

Cisco Systems, Inc.	JPMorgan Chase	Call	47.50 USD	1/21/22	294	13,965	(194,450)

Cisco Systems, Inc.	JPMorgan Chase	Call	50.00 USD	1/21/22	294	14,700	(142,958)

CME Group, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	57	12,540	(51,477)

CME Group, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	57	13,110	(32,183)

Coca-Cola Co. (The)	Credit Suisse First Boston	Call	50.00 USD	1/21/22	268	13,400	(141,030)

Coca-Cola Co. (The)	Credit Suisse First Boston	Call	52.50 USD	1/21/22	268	14,070	(93,846)

Coca-Cola Co. (The)	Credit Suisse First Boston	Call	55.00 USD	1/21/22	269	14,795	(57,617)

Danaher Corp.	Credit Suisse First Boston	Call	250.00 USD	1/21/22	118	29,500	(358,701)

Danaher Corp.	Credit Suisse First Boston	Call	270.00 USD	1/21/22	12	3,240	(22,419)

Danaher Corp.	Credit Suisse First Boston	Call	280.00 USD	1/21/22	31	8,680	(44,061)

Danaher Corp.	Credit Suisse First Boston	Call	290.00 USD	1/21/22	19	5,510	(20,294)

Envista Holdings Corp.	Goldman Sachs	Call	49.00 USD	12/17/21	93	4,557	(16,318)

Envista Holdings Corp.	Goldman Sachs	Call	50.00 USD	12/17/21	93	4,650	(14,125)

Exelon Corp.	Citigroup	Call	40.00 USD	1/21/22	60	2,400	(31,540)

Exelon Corp.	Citigroup	Call	43.00 USD	1/21/22	60	2,580	(19,336)

Exelon Corp.	Citigroup	Call	45.00 USD	1/21/22	61	2,745	(13,257)

Exelon Corp.	Citigroup	Call	47.00 USD	1/21/22	377	17,719	(52,544)

Exelon Corp.	Citigroup	Call	50.00 USD	1/21/22	93	4,650	(6,276)

Facebook, Inc.	JPMorgan Chase	Call	340.00 USD	1/21/22	34	11,560	(125,721)

Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	1/21/22	34	11,730	(116,863)

Facebook, Inc.	JPMorgan Chase	Call	380.00 USD	1/21/22	10	3,800	(19,896)

Facebook, Inc.	JPMorgan Chase	Call	400.00 USD	1/21/22	146	58,400	(208,946)

Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	9/16/22	19	6,555	(99,725)

Facebook, Inc.	JPMorgan Chase	Call	360.00 USD	9/16/22	19	6,840	(86,752)

Fiserv, Inc.	Goldman Sachs	Call	130.00 USD	1/21/22	37	4,810	(5,544)

Fiserv, Inc.	Goldman Sachs	Call	135.00 USD	1/21/22	37	4,995	(3,811)

Fleetcor Technologies, Inc.	JPMorgan Chase	Call	300.00 USD	1/21/22	14	4,200	(6,808)

Fleetcor Technologies, Inc.	JPMorgan Chase	Call	310.00 USD	1/21/22	10	3,100	(3,340)

General Electric Co.	JPMorgan Chase	Call	12.00 USD	1/21/22	945	11,340	(210,909)

General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/21/22	945	14,175	(79,983)

General Electric Co.	Susquehanna Ireland Limited	Call	15.00 USD	1/21/22	1,894	28,410	(160,305)

Global Payments, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	28	6,440	(8,722)

Global Payments, Inc.	Goldman Sachs	Call	240.00 USD	1/21/22	28	6,720	(6,279)

Hilton Worldwide Holdings, Inc.	Citigroup	Call	125.00 USD	1/21/22	49	6,125	(42,281)

Hilton Worldwide Holdings, Inc.	Citigroup	Call	130.00 USD	1/21/22	87	11,310	(58,004)

Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	135.00 USD	1/21/22	112	15,120	(57,201)

Hilton Worldwide Holdings, Inc.	Citigroup	Call	135.00 USD	1/21/22	38	5,130	(19,407)

Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	140.00 USD	1/21/22	112	15,680	(43,609)

Humana, Inc.	Credit Suisse First Boston	Call	480.00 USD	1/21/22	7	3,360	(11,870)

Humana, Inc.	Credit Suisse First Boston	Call	500.00 USD	1/21/22	7	3,500	(8,216)

Intercontinental Exchange, Inc.	JPMorgan Chase	Call	125.00 USD	1/21/22	47	5,875	(19,972)

Intercontinental Exchange, Inc.	JPMorgan Chase	Call	130.00 USD	1/21/22	93	12,090	(25,449)

Intercontinental Exchange, Inc.	JPMorgan Chase	Call	135.00 USD	1/21/22	47	6,345	(8,172)

Keurig Dr Pepper, Inc.	Susquehanna Ireland Limited	Call	32.00 USD	12/17/21	283	9,056	(111,890)

Lockheed Martin Corp.	JPMorgan Chase	Call	340.00 USD	1/21/22	26	8,840	(119,570)

Lockheed Martin Corp.	JPMorgan Chase	Call	360.00 USD	1/21/22	26	9,360	(81,556)

Lockheed Martin Corp.	JPMorgan Chase	Call	375.00 USD	1/21/22	27	10,125	(59,970)

See accompanying notes to the financial statements.

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Marriott International, Inc.	Credit Suisse First Boston	Call	145.00 USD	1/21/22	76	$11,020	$(68,070)

Marriott International, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/21/22	76	11,400	(55,078)

Marriott International, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/21/22	37	5,735	(21,594)

Marriott International, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/21/22	37	5,920	(17,325)

Marriott International, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/21/22	29	4,785	(10,869)

Marriott International, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/21/22	29	4,930	(8,695)

Marsh & McLennan Cos., Inc.	Goldman Sachs	Call	150.00 USD	10/15/21	74	11,100	(12,780)

Marsh & McLennan Cos., Inc.	Goldman Sachs	Call	155.00 USD	10/15/21	74	11,470	(7,368)

McDonald’s Corp.	Royal Bank of Canada	Call	210.00 USD	1/21/22	19	3,990	(48,135)

McDonald’s Corp.	Citigroup	Call	210.00 USD	1/21/22	24	5,040	(60,802)

McDonald’s Corp.	Citigroup	Call	220.00 USD	1/21/22	23	5,060	(41,283)

McDonald’s Corp.	Royal Bank of Canada	Call	220.00 USD	1/21/22	19	4,180	(34,103)

McDonald’s Corp.	Royal Bank of Canada	Call	230.00 USD	1/21/22	19	4,370	(22,466)

McDonald’s Corp.	Citigroup	Call	230.00 USD	1/21/22	23	5,290	(27,196)

Medtronic plc	Credit Suisse First Boston	Call	115.00 USD	1/21/22	38	4,370	(49,323)

Medtronic plc	Credit Suisse First Boston	Call	125.00 USD	1/21/22	38	4,750	(25,903)

Medtronic plc	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(17,722)

Microsoft Corp.	Susquehanna Ireland Limited	Call	250.00 USD	1/21/22	62	15,500	(193,124)

Microsoft Corp.	Susquehanna Ireland Limited	Call	255.00 USD	1/21/22	62	15,810	(171,789)

Microsoft Corp.	Susquehanna Ireland Limited	Call	260.00 USD	1/21/22	62	16,120	(151,709)

Microsoft Corp.	Susquehanna Ireland Limited	Call	265.00 USD	1/21/22	48	12,720	(102,965)

Microsoft Corp.	Susquehanna Ireland Limited	Call	270.00 USD	1/21/22	48	12,960	(89,610)

Microsoft Corp.	Bank of America	Call	270.00 USD	1/21/22	28	7,560	(52,273)

Microsoft Corp.	Bank of America	Call	275.00 USD	1/21/22	28	7,700	(45,174)

Microsoft Corp.	Susquehanna Ireland Limited	Call	275.00 USD	1/21/22	48	13,200	(77,442)

Microsoft Corp.	Bank of America	Call	280.00 USD	1/21/22	28	7,840	(38,793)

Microsoft Corp.	Citigroup	Call	280.00 USD	1/21/22	189	52,920	(261,855)

Microsoft Corp.	Susquehanna Ireland Limited	Call	300.00 USD	1/20/23	187	56,100	(395,287)

Mondelez International, Inc.	Citigroup	Call	57.50 USD	1/21/22	78	4,485	(49,115)

Mondelez International, Inc.	Citigroup	Call	60.00 USD	1/21/22	78	4,680	(34,942)

Mondelez International, Inc.	Citigroup	Call	62.50 USD	1/21/22	78	4,875	(23,155)

Northrop Grumman Corp.	Credit Suisse First Boston	Call	300.00 USD	1/21/22	31	9,300	(209,491)

Northrop Grumman Corp.	Credit Suisse First Boston	Call	315.00 USD	1/21/22	30	9,450	(164,880)

Northrop Grumman Corp.	Credit Suisse First Boston	Call	325.00 USD	1/21/22	30	9,750	(141,279)

NXP Semiconductors NV	JPMorgan Chase	Call	195.00 USD	1/21/22	48	9,360	(122,032)

NXP Semiconductors NV	JPMorgan Chase	Call	200.00 USD	1/21/22	48	9,600	(108,523)

NXP Semiconductors NV	JPMorgan Chase	Call	210.00 USD	1/21/22	48	10,080	(84,581)

PepsiCo, Inc.	Susquehanna Ireland Limited	Call	140.00 USD	1/21/22	80	11,200	(94,649)

PepsiCo, Inc.	Susquehanna Ireland Limited	Call	145.00 USD	1/21/22	80	11,600	(67,827)

PepsiCo, Inc.	Susquehanna Ireland Limited	Call	155.00 USD	1/21/22	79	12,245	(29,652)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	175.00 USD	1/21/22	38	6,650	(84,793)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	180.00 USD	1/21/22	78	14,040	(148,055)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	185.00 USD	1/21/22	78	14,430	(124,343)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	190.00 USD	1/21/22	40	7,600	(52,893)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	195.00 USD	1/21/22	114	$22,230	(123,683)

PNC Financial Services Group, Inc. (The)	Citigroup	Call	200.00 USD	1/21/22	114	22,800	(100,595)

Roper Technologies, Inc.	JPMorgan Chase	Call	480.00 USD	8/20/21	38	18,240	(36,994)

Roper Technologies, Inc.	JPMorgan Chase	Call	490.00 USD	11/19/21	10	4,900	(16,362)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2021 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Roper Technologies, Inc.	JPMorgan Chase	Call	500.00 USD	11/19/21	10	$5,000	$(12,828)

Ross Stores, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	19	2,470	(13,760)

Ross Stores, Inc.	Bank of America	Call	135.00 USD	1/21/22	9	1,215	(4,927)

Ross Stores, Inc.	Credit Suisse First Boston	Call	135.00 USD	1/21/22	19	2,565	(10,401)

Ross Stores, Inc.	Bank of America	Call	140.00 USD	1/21/22	9	1,260	(3,689)

Teledyne Technologies, Inc.	JPMorgan Chase	Call	410.00 USD	9/17/21	10	4,100	(24,475)

Teledyne Technologies, Inc.	JPMorgan Chase	Call	420.00 USD	9/17/21	10	4,200	(18,930)

Teledyne Technologies, Inc.	JPMorgan Chase	Call	470.00 USD	12/17/21	10	4,700	(11,182)

Teledyne Technologies, Inc.	JPMorgan Chase	Call	480.00 USD	12/17/21	10	4,800	(9,154)

Thermo Fisher Scientific, Inc.	Citigroup	Call	580.00 USD	1/21/22	23	13,340	(28,147)

Thermo Fisher Scientific, Inc.	Citigroup	Call	600.00 USD	1/21/22	23	13,800	(20,779)

UnitedHealth Group, Inc.	Citigroup	Call	400.00 USD	1/21/22	19	7,600	(50,154)

UnitedHealth Group, Inc.	Citigroup	Call	410.00 USD	1/21/22	19	7,790	(40,635)

UnitedHealth Group, Inc.	Citigroup	Call	420.00 USD	1/21/22	19	7,980	(32,510)

UnitedHealth Group, Inc.	Citigroup	Call	460.00 USD	1/21/22	10	4,600	(6,651)

UnitedHealth Group, Inc.	Citigroup	Call	470.00 USD	1/21/22	10	4,700	(5,259)

Visa, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	55	12,100	(126,138)

Visa, Inc.	JPMorgan Chase	Call	225.00 USD	1/21/22	55	12,375	(108,245)

Visa, Inc.	Goldman Sachs	Call	225.00 USD	1/21/22	79	17,775	(155,478)

Visa, Inc.	Credit Suisse First Boston	Call	225.00 USD	1/21/22	65	14,625	(127,925)

Visa, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	56	12,880	(93,486)

Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/21/22	65	14,950	(108,511)

Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	79	18,170	(131,882)

Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/21/22	65	15,275	(90,971)

Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/21/22	38	9,120	(44,089)

Visa, Inc.	Credit Suisse First Boston	Call	245.00 USD	1/21/22	89	21,805	(84,774)

Visa, Inc.	Credit Suisse First Boston	Call	250.00 USD	1/21/22	51	12,750	(39,587)

Visa, Inc.	Citigroup	Call	250.00 USD	1/21/22	126	31,500	(97,804)

Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/21/22	39	9,750	(30,273)

Visa, Inc.	Credit Suisse First Boston	Call	255.00 USD	1/21/22	70	17,850	(44,050)

Visa, Inc.	Credit Suisse First Boston	Call	260.00 USD	1/21/22	19	4,940	(9,664)

Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/21/22	39	10,140	(19,837)

Visa, Inc.	Credit Suisse First Boston	Call	265.00 USD	1/21/22	19	5,035	(7,802)

Visa, Inc.	Goldman Sachs	Call	270.00 USD	1/21/22	39	10,530	(12,927)

Waste Management, Inc.	Credit Suisse First Boston	Call	115.00 USD	1/21/22	39	4,485	(103,237)

Waste Management, Inc.	Credit Suisse First Boston	Call	120.00 USD	1/21/22	39	4,680	(86,173)

Waste Management, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(53,746)

Yum! Brands, Inc.	JPMorgan Chase	Call	105.00 USD	1/21/22	21	2,205	(26,892)

Yum! Brands, Inc.	JPMorgan Chase	Call	110.00 USD	1/21/22	21	2,310	(19,632)

Yum! Brands, Inc.	JPMorgan Chase	Call	120.00 USD	1/21/22	184	22,080	(78,334)

Yum! Brands, Inc.	JPMorgan Chase	Call	125.00 USD	1/21/22	76	9,500	(20,505)

Total (Premiums $11,613,353)							$(18,766,813)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(18,766,813)

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investment securities, at cost	$1,140,524,914

Investment securities, at value(a)	$1,443,926,988
Cash	102,010
Interest and dividends receivable	1,894,206
Foreign currency, at value (cost $20,694)	20,694
Receivable for investments sold	3,137,543
Reclaims receivable	1,436
Prepaid expenses	67,625

Total Assets	1,449,150,502

Liabilities:
Payable for investments purchased	10,818,267
Payable for capital shares redeemed	717,504
Written Options (Premiums received $11,613,353)	18,766,813
Payable for collateral received on loaned securities	2,762,414
Manager fees payable	812,198
Administration fees payable	5,302
Distribution fees payable	290,072
Custodian fees payable	5,670
Administrative and compliance services fees payable	3,225
Transfer agent fees payable	1,399
Trustee fees payable	15,956
Other accrued liabilities	63,949

Total Liabilities	34,262,769

Net Assets	$1,414,887,733

Net Assets Consist of:
Paid in capital	$873,042,738
Total distributable earnings	541,844,995

Net Assets	$1,414,887,733

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,933,439
Net Asset Value (offering and redemption price per share)	$23.22

(a)	Includes securities on loan of $2,637,219.

Statement of Operations

For the Six Months Ended June 30, 2021

(Unaudited)

Investment Income:
Interest	$6,197,765
Dividends	6,022,279
Income from securities lending	10,254
Foreign withholding tax	(13,300)

Total Investment Income	12,216,998

Expenses:
Manager fees	5,132,993
Administration fees	36,580
Distribution fees	1,710,998
Custodian fees	19,122
Administrative and compliance services fees	9,838
Transfer agent fees	3,251
Trustee fees	35,421
Professional fees	31,248
Shareholder reports	24,699
Other expenses	13,808

Total expenses before reductions	7,017,958
Less expenses voluntarily waived/reimbursed by the Manager	(342,209)

Net expenses	6,675,749

Net Investment Income/(Loss)	5,541,249

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	82,504,247
Net realized gains/(losses) on written options contracts	1,595,112
Change in net unrealized appreciation/depreciation on securities and foreign currencies	39,385,700
Change in net unrealized appreciation/depreciation on written options contracts	595,167

Net realized and Change in net unrealized gains/losses on investments	124,080,226

Change in Net Assets Resulting From Operations	$129,621,475

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,541,249	$11,697,681
Net realized gains/(losses) on investments	84,099,359	153,316,216
Change in unrealized appreciation/depreciation on investments	39,980,867	25,878,025

Change in net assets resulting from operations	129,621,475	190,891,922

Distributions to Shareholders:
Distributions	—	(105,007,013)

Change in net assets resulting from distributions to shareholders	—	(105,007,013)

Capital Transactions:
Proceeds from shares issued	11,431,523	58,978,742
Proceeds from dividends reinvested	—	105,007,013
Value of shares redeemed	(62,418,842)	(185,127,376)

Change in net assets resulting from capital transactions	(50,987,319)	(21,141,621)

Change in net assets	78,634,156	64,743,288
Net Assets:
Beginning of period	1,336,253,577	1,271,510,289

End of period	$1,414,887,733	$1,336,253,577

Share Transactions:
Shares issued	516,541	3,181,285
Dividends reinvested	—	5,384,975
Shares redeemed	(2,786,327)	(10,053,776)

Change in shares	(2,269,786)	(1,487,516)

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$21.14		$19.66	$16.93	$18.03	$16.48	$16.04

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.19 (a)	0.26 (a)	0.41	0.17	0.21
Net Realized and Unrealized Gains/(Losses) on Investments	1.99		3.10	3.79	(0.31)	2.28	1.03

Total from Investment Activities	2.08		3.29	4.05	0.10	2.45	1.24

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.42)	(0.17)	(0.24)	(0.12)
Net Realized Gains	—		(1.52)	(0.90)	(1.03)	(0.66)	(0.68)

Total Dividends	—		(1.81)	(1.32)	(1.20)	(0.90)	(0.80)

Net Asset Value, End of Period	$23.22		$21.14	$19.66	$16.93	$18.03	$16.48

Total Return(b)	9.84	%(c)	17.48%	24.38%	0.38%	15.04%	7.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,414,888		$1,336,254	$1,271,510	$1,079,607	$1,146,974	$997,346
Net Investment Income/(Loss)(d)	0.81%		0.97%	1.36%	2.25%	0.97%	1.10%
Expenses Before Reductions(d)(e)	1.02%		1.06%	1.05%	1.05%	1.05%	1.05%
Expenses Net of Reductions(d)	0.97%		1.01%	1.00%	1.00%	1.00%	1.00%
Portfolio Turnover Rate	30	%(c)	87%	45%	70%	65%	89%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 20 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 19 are presented in separate reports. The Fund is a diversified series of the Trust.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2021 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,006 during the period ended June 30, 2021. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,762,414 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2021. At June 30, 2021, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2021, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL T. Rowe Price Capital Appreciation Fund	$—	$1,270,862	$2,591,252

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2021, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written when writing options. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2021, the monthly average notional amount for written options contracts was $1.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Equity Risk

Equity Contracts			Written Options contracts	$18,766,813

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$1,595,112	$595,167

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2021. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021.

As of June 30, 2021, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Written option contracts	$—	$18,766,813

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	18,766,813
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$—	$18,766,813

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2021:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$144,856	$—	$—	$—	$144,856
Citigroup	2,150,420	—	—	—	2,150,420
Credit Suisse First Boston	4,447,306	—	—	—	4,447,306
Goldman Sachs	5,284,003	—	—	—	5,284,003
JPMorgan Chase	2,936,354	—	—	—	2,936,354
Royal Bank of Canada	529,656	—	—	—	529,656
Susquehanna	3,274,218	—	—	—	3,274,218

Total	$18,766,813	$—	$—	$—	$18,766,813

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2022.

For the period ended June 30, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2022.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $191,625 annual Board retainer, the Lead Director receives an additional $37,500, the Chair of the Nominating and Corporate Governance Committee receives an additional $7,500 annually, the Co-Chairs of the Investment Committee receive $3,750 annually and the Chair of the Audit Committee receives an additional $11,250 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2021, actual Trustee compensation was $702,562 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,010,301,026	$—	$—	$1,010,301,026
Preferred Stocks+	17,403,592	—	—	17,403,592
Convertible Preferred Stock+	1,815,894	—	—	1,815,894
Asset Backed Securities	—	3,633,045	—	3,633,045
Bank Loans+	—	43,215,670	—	43,215,670
Corporate Bonds+	—	225,667,843	—	225,667,843
Yankee Debt Obligations+	—	5,194,187	—	5,194,187
Short-Term Security Held as Collateral for Securities on Loan	2,762,414	—	—	2,762,414
Unaffiliated Investment Company	133,933,317	—	—	133,933,317

Total Investment Securities	1,166,216,243	277,710,745	—	1,443,926,988

Other Financial Instruments:*
Written Options	—	(18,766,813)	—	(18,766,813)

Total Investments	$1,166,216,243	$258,943,932	$—	$1,425,160,175

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$359,975,896	$387,086,075

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objectives. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,101,510,448. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$257,677,303
Unrealized (depreciation)	(11,726,106)

Net unrealized appreciation/(depreciation)	$245,951,197

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL T. Rowe Price Capital Appreciation Fund	$78,912,829	$26,094,184	$105,007,013

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL T. Rowe Price Capital Appreciation Fund	$157,669,968	$11,982,925	$—	$245,951,197	$415,604,090

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and other miscellaneous adjustments.

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2021 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

AZL T. Rowe Price Capital Appreciation Fund

Special Joint Meeting of Shareholders

June 30, 2021 (Unaudited)

A special meeting of the Allianz Variable Insurance Products Trust’s (the “Trust”) shareholders was held on June 3, 2021. The results of the matters voted upon at the meeting are reported below.

Election of Trustees

To elect seven nominees as Trustees of the Trust to serve until a successor is elected and qualified or until such Trustee dies, resigns, retires, or is removed for election as provided in the governing documents of the Trust. The nominees were Peter R. Burnim, Peggy L. Ettestad, Tamara Lynn Fagely, Richard H. Forde, Claire R. Leonardi, Dickson W. Lewis, and Brian Muench. There was no other Trustee whose term of office as a Trustee continued after the meeting.

		FOR	WITHHELD

Peter R. Burnim	Votes	15,563,360,561.502	669,364,603.822
	% of votes entitled to be cast	95.876%	4.124%

Peggy L. Ettestad	Votes	15,609,388,131.157	623,337,034.167
	% of votes entitled to be cast	96.160%	3.840%

Tamara Lynn Fagely	Votes	15,617,549,525.927	615,175,639.397
	% of votes entitled to be cast	96.210%	3.790%

Richard H. Forde	Votes	15,604,964,230.572	627,760,934.753
	% of votes entitled to be cast	96.133%	3.867%

Claire R. Leonardi	Votes	15,612,151,839.395	620,573,325.929
	% of votes entitled to be cast	96.177%	3.823%

Dickson W. Lewis	Votes	15,560,723,834.543	672,001,330.782
	% of votes entitled to be cast	95.860%	4.140%

Brian Muench	Votes	15,605,407,154.653	627,318,010.671
	% of votes entitled to be cast	96.135%	3.865%

Approve amended fundamental restrictions regarding investments in commodities

To approve that the Trust’s fundamental policies with respect to commodities are replaced with the following: “No Fund may: Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	397,626,997.311	10,047,132.921	1,884,771.816
	% of votes entitled to be cast	97.087%	2.453%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,950,828,986.850	63,955,432.562	107,450,224.923
	% of votes entitled to be cast	91.923%	3.014%	5.063%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	483,669,863.601	14,131,897.319	54,277,097.095
	% of votes entitled to be cast	87.609%	2.560%	9.831%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	416,366,592.454	18,231,032.829	24,294,071.552
	% of votes entitled to be cast	90.733%	3.973%	5.294%

AZL® Gateway Fund	Votes	135,869,070.538	5,287,114.163	5,131,900.077
	% of votes entitled to be cast	92.878%	3.614%	3.508%

AZL® Government Money Market Fund	Votes	422,435,087.849	15,042,324.101	46,623,409.927
	% of votes entitled to be cast	87.262%	3.107%	9.631%

20

FUND		FOR	AGAINST	ABSTAIN

AZL® International Index Fund	Votes	1,413,697,428.045	49,122,677.782	107,370,011.454
	% of votes entitled to be cast	90.034%	3.128%	6.838%

AZL® MetWest Total Return Bond Fund	Votes	258,238,085.195	18,396,791.491	19,219,052.468
	% of votes entitled to be cast	87.286%	6.218%	6.496%

AZL® Mid Cap Index Fund	Votes	987,383,045.853	44,189,930.889	77,801,899.777
	% of votes entitled to be cast	89.004%	3.983%	7.013%

AZL® Moderate Index Strategy Fund	Votes	550,117,550.351	13,782,975.990	46,366,796.047
	% of votes entitled to be cast	90.144%	2.259%	7.598%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,702,264.366	7,428,264.179	17,646,133.547
	% of votes entitled to be cast	90.671%	2.764%	6.565%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	303.716	12,988,796.088
	% of votes entitled to be cast	95.792%	0.00%	4.207%

AZL® Russell 1000 Growth Index Fund	Votes	945,100,584.965	29,520,451.645	68,979,997.889
	% of votes entitled to be cast	90.561%	2.829%	6.610%

AZL® Russell 1000 Value Index Fund	Votes	816,003,735.780	23,336,292.313	66,291,724.441
	% of votes entitled to be cast	90.103%	2.577%	7.320%

AZL® S&P 500 Index Fund	Votes	2,555,778,866.123	72,817,770.438	183,079,037.742
	% of votes entitled to be cast	90.899%	2.590%	6.511%

AZL® Small Cap Stock Index Fund	Votes	764,792,315.205	26,518,522.376	65,703,488.723
	% of votes entitled to be cast	89.239%	3.094%	7.667%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,222,386,047.954	39,903,715.601	92,277,041.597
	% of votes entitled to be cast	90.242%	2.946%	6.812%

Approve amended fundamental restrictions regarding borrowing

To approve that the Trust’s fundamental and related non-fundamental policies with respect to borrowing are replaced with the following: “No Fund may: Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”

FUND		FOR	AGAINST	ABSTAIN

AZL® DFA Five-Year Global Fixed Income Fund	Votes	393,734,370.592	13,939,759.641	1,884,771.816
	% of votes entitled to be cast	96.136%	3.404%	0.460%

AZL® DFA International Core Equity Fund	Votes	266,489,353.248	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Core Equity Fund	Votes	485,343,507.135	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® DFA U.S. Small Cap Fund	Votes	172,079,448.414	0.000	0.000
	% of votes entitled to be cast	100.000%	0.00%	0.00%

AZL® Enhanced Bond Index Fund	Votes	1,941,961,172.973	71,756,479.986	108,516,991.377
	% of votes entitled to be cast	91.505%	3.381%	5.113%

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund	Votes	475,813,635.775	18,401,366.254	57,863,855.986
	% of votes entitled to be cast	86.186%	3.333%	10.481%

AZL® Fidelity Institutional Asset Management® Total Bond Fund	Votes	413,429,028.205	19,695,195.975	25,767,472.655
	% of votes entitled to be cast	90.093%	4.292%	5.615%

AZL® Gateway Fund	Votes	134,468,374.065	6,158,887.054	5,660,823.658
	% of votes entitled to be cast	91.920%	4.210%	3.870%

AZL® Government Money Market Fund	Votes	416,237,637.410	16,315,717.063	51,547,467.404
	% of votes entitled to be cast	85.982%	3.370%	10.648%

AZL® International Index Fund	Votes	1,393,870,394.033	52,683,006.053	123,636,717.194
	% of votes entitled to be cast	88.771%	3.355%	7.874%

21

FUND		FOR	AGAINST	ABSTAIN

AZL® MetWest Total Return Bond Fund	Votes	259,096,955.407	19,799,105.077	16,957,868.671
	% of votes entitled to be cast	87.576%	6.692%	5.732%

AZL® Mid Cap Index Fund	Votes	980,651,387.056	42,436,934.863	86,286,554.600
	% of votes entitled to be cast	88.397%	3.825%	7.778%

AZL® Moderate Index Strategy Fund	Votes	539,013,060.394	15,660,675.534	55,593,586.459
	% of votes entitled to be cast	88.324%	2.566%	9.110%

AZL® MSCI Emerging Markets Equity Index Fund	Votes	243,260,867.177	7,678,449.308	17,837,345.607
	% of votes entitled to be cast	90.507%	2.857%	6.636%

AZL® MSCI Global Equity Index Fund	Votes	295,718,248.613	11,592,726.955	1,396,372.848
	% of votes entitled to be cast	95.792%	3.755%	0.452%

AZL® Russell 1000 Growth Index Fund	Votes	936,357,678.638	37,778,226.144	69,465,129.716
	% of votes entitled to be cast	89.724%	3.620%	6.656%

AZL® Russell 1000 Value Index Fund	Votes	804,198,594.889	33,609,441.993	67,823,715.651
	% of votes entitled to be cast	88.800%	3.711%	7.489%

AZL® S&P 500 Index Fund	Votes	2,543,987,453.940	72,119,352.554	195,568,867.809
	% of votes entitled to be cast	90.479%	2.565%	6.956%

AZL® Small Cap Stock Index Fund	Votes	757,528,761.992	33,650,888.327	65,834,675.985
	% of votes entitled to be cast	88.392%	3.927%	7.682%

AZL® T. Rowe Price Capital Appreciation Fund	Votes	1,190,935,523.281	71,486,900.796	92,144,381.075
	% of votes entitled to be cast	87.920%	5.277%	6.802%

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov or may be obtained by calling 800-624-0197.

23

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0621 08/21

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

  Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Exhibits.

(a)(1)       Not applicable __ only for annual reports.

(a)(2)       Certifications pursuant to Rule 30a-2(a) are attached herewith.

(a)(3)      Not applicable.

(a)(4)     Not applicable.

(b)          Certifications pursuant to Rule 30a-2(b) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2021

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date	August 23, 2021